UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

              Investment Company Act file number 811-04149

_Franklin Tax-Free Trust
(Exact name of registrant as specified in charter)

_One Franklin Parkway, San Mateo, CA  94403-1906
(Address of principal executive offices) (Zip code)

_Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end: _2/28

Date of reporting period: 2/28/21

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable.

Annual Report and Shareholder Letter
Franklin Tax-Free
Trust
February 28, 2021
Sign up for electronic delivery at franklintempleton.com/edelivery
Franklin Federal Intermediate-Term Tax-Free
Income Fund
Franklin Federal Limited-Term Tax-Free Income
Fund
Franklin High Yield Tax-Free Income Fund
Franklin Massachusetts Tax-Free Income Fund
Franklin Municipal Green Bond Fund
Franklin New Jersey Tax-Free Income Fund

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Not part of the annual report
1
SHAREHOLDER LETTER
Dear Shareholder:
During the 12 months ended February 28, 2021, the
novel coronavirus (COVID-19) pandemic caused the U.S.
economy to contract in 2020’s first and second quarters.
In the third quarter, the economy recovered substantially
based on increased business and residential investment
and consumer spending, although growth slowed in the
fourth quarter. Given the economic risk posed by COVID-19,
the U.S. Federal Reserve lowered the federal funds rate
twice for a total of 1.50% in March 2020, decreasing the
rate during the period from 1.75% to 0.25%. The Federal
Reserve also implemented broad quantitative easing
measures to support credit markets and adjusted its policy
in August 2020 to allow more flexibility to keep interest rates low, while maintaining a 2% average inflation target.
During the 12-month period, municipal bonds delivered
modest positive total returns as investors were attracted
to tax-free income in a declining interest-rate environment.
Factors contributing to this positive investment environment for municipals included relatively low inflation, interest-rate declines and actions by the Federal Reserve to support the
municipal bond market.
Franklin Tax-Free Trust’s semiannual report includes
more detail about municipal bond market conditions and a
discussion from the portfolio managers. In addition, on our
website, franklintempleton.com , you can find updated
commentary by our municipal bond experts. Municipal bonds
provide tax-free income and diversification from equities.
Despite periods of volatility, municipal bonds historically have had a solid long-term record of performance, driven mostly
by their compounding tax-free income component. As you
know, all securities markets fluctuate, as do mutual fund
share prices.
As always, we recommend investors consult their financial
professionals to help them make the best decisions for the
long term. In a constantly changing market environment, we
remain committed to our disciplined strategy as we manage
the Funds, keeping in mind the trust you have placed in us.
We appreciate your confidence in us and encourage you
to contact us or your financial professional when you have
questions about your Franklin tax-free investment.
Sincerely,
Rupert H. Johnson, Jr.
Chairman
Franklin Tax-Free Trust
Ben Barber
Senior Vice President
Director of Municipal Bonds
This letter reflects our analysis and opinions as of February
28, 2021, unless otherwise indicated. The information is
not a complete analysis of every aspect of any market,
state, industry, security or fund. Statements of fact are from sources considered reliable.

franklintempleton.com
Annual Report
2
Contents
Annual Report
Municipal Bond Market Overview 3
Investment Strategy and Manager’s Discussion 4
Franklin Federal Intermediate-Term Tax-Free Income Fund 5
Franklin Federal Limited-Term Tax-Free Income Fund 11
Franklin High Yield Tax-Free Income Fund 17
Franklin Massachusetts Tax-Free Income Fund 23
Franklin Municipal Green Bond Fund 29
Franklin New Jersey Tax-Free Income Fund 35
Financial Highlights and Statements of Investments 41
Financial Statements 144
Notes to Financial Statements 153
Report of Independent Registered Public Accounting Firm
171
Tax Information 173
Board Members and Officers 174
Shareholder Information 179
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Annual Report
ANNUAL REPORT
Municipal Bond Market Overview
During the 12 months ended February 28, 2021, the global
spread of the novel coronavirus (COVID-19) beginning in
March of 2020 and the drastic measures individual countries
implemented to limit infections shocked both equity and fixed income markets. Investors sought perceived safe havens,
driving U.S. Treasury (UST) yields lower and causing a
surge in volatility. In the municipal (muni) bond market,
sellers significantly outnumbered buyers, resulting in market dislocations. March 2020 saw outflows of $42 billion from
muni bond retail vehicles, reversing half of the inflows seen throughout 2019. Ratios of muni bond yields versus duration-
matched USTs cheapened across all maturity buckets,
surpassing levels reached during the global financial crisis.
Monetary and fiscal authorities were quick to respond to
the crisis by providing much needed relief for the markets.
The U.S. Federal Reserve cut short-term interest rates
back to the zero-lower-bound and enacted measures to
purchase muni bonds in the secondary market as well as
direct lending to troubled issuers. Although these programs
were not widely subscribed, they however lent strong
support as a backstop to the market and allowed bid/ask
spreads to tighten significantly. Through April and May of
2020, the U.S. federal government passed several bills that
provided over $2.9 trillion of direct payments to individuals, enhanced unemployment benefits and grants to businesses.
An additional package of $900 billion was approved in
December 2020. The U.S. economy contracted and
experienced its largest quarter-on-quarter drop in history in the second quarter of 2020.
Through the summer of 2020, infection rates fell across the
U.S. allowing some states to begin the process of reopening
parts of their economies. However, starting in the fall, new cases and hospitalizations increased to all-time highs as
the virus spread to areas in the U.S. that had not seen
large numbers of infections, causing some states to slow or
abandon their reopening plans. This was tempered by the
emergency approval of COVID-19 vaccines from multiple
pharmaceutical manufacturers by the U.S. Food and Drug
Administration in December 2020 with plans to provide mass
inoculations in the first half of 2021.
Valuations in the muni bond market improved starting in April
2020 due to very strong technical conditions. After seeing
record outflows in March and April of 2020, funds flowed
back into muni bond retail vehicles, creating significant
demand for bonds. These flows outstripped new issuance
of tax-exempt bonds as many issuers turned to the taxable
muni bond market for refundings and new issuance. These
strong technical conditions pushed ratios of muni bond yields versus duration-matched USTs from all-time highs in March
2020 to levels approaching all-time lows by January 2021.
State and local muni bond issuers projected severe budget
deficits for 2020 and going forward as they anticipated
tax receipts and usage fees falling and outlays for social
programs such as health care and unemployment benefits
strongly rising. By the end of the year, many of these
deficit projections were unfounded as consumer spending
recovered more quickly than anticipated, leading to higher
sales taxes. A strong U.S. housing market also provided
additional support. After the Democratic party won a majority of seats in both houses of Congress and the U.S. presidency
in the November 2020 elections, the prospect of additional
fiscal stimulus, including grants to state and local muni
issuers, improved, but as of February 2021’s end, no deal
had been reached.
The Investment Company Institute (ICI) reported net inflows
of approximately $9 billion into muni bond retail vehicles
in February 2021. For the 12-month period, muni bond
retail vehicles had approximately $40 billion of net inflows, according to the ICI.
For the 12-month period, U.S. fixed income sectors broadly
underperformed relative to equities, as measured by the
Standard & Poor’s
®
500 Index, which posted a +31.29%
total return for the period.
1
Investment-grade muni bonds, as
measured by the Bloomberg Barclays Municipal Bond Index,
posted a +1.06% total return, while USTs, as measured
by the Bloomberg Barclays U.S. Treasury Index, posted a
-0.13% total return, and investment-grade corporate bonds,
as measured by the Bloomberg Barclays U.S. Corporate
Bond Index, posted a +2.79% total return.
1
The foregoing information reflects our analysis and opinions as of February 28, 2021. The information is not a complete
analysis of every aspect of any market, state, industry,
security or fund. Statements of fact are from sources
considered reliable.
1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
See www.franklintempletondatasources.com for additional data provider information.

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Annual Report
Investment Strategy and Manager’s Discussion
Investment Strategy
We select securities that we believe will provide the best
balance between risk and return within each Fund’s range
of allowable investments and typically use a buy-and-hold
strategy. This means we generally hold securities in each
Fund’s portfolio for income purposes, rather than trading
securities for capital gains, although we may sell a security at any time if we believe it could help a fund meet its goal.
When selecting securities for High Yield Tax-Free Income
Fund’s portfolio, we may consider existing marketing
conditions in our security selection process, the availability of lower-rated securities, and whether the difference in yields between higher and lower-rated securities justifies the higher risk of lower-rated securities.
Manager’s Discussion
Due to the positive sloping municipal yield curve, we found
value in higher quality securities in the 15–30 year maturity range for the long-term funds, 10 to 15 years for the
intermediate-term fund, and five years or less for the limited-
term fund, which allowed us to achieve our objective of
maximizing income for our investors. Typically, when interest rates fall, our turnover declines as we maintain exposure
to securities that are producing income that exceeds their
replacement value in the market. This excess income
supports higher distribution rates and reinvestment rates for those investors taking advantage of tax-free compounding.
Our turnover increases when rates rise, as opportunities
to purchase securities that have the potential to increase
income in the portfolios become available. We believe
our consistent, disciplined strategy can help our investors
achieve high, tax-free income over the long term.
We invite you to read your Fund report for more detailed
performance and portfolio information. Thank you for your
participation in Franklin Tax-Free Trust. We look forward to serving your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or fund. Statements of fact are from sources considered reliable, but the investment
manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Annual Report
Franklin Federal Intermediate-Term Tax-Free Income Fund
This annual report for Franklin Federal Intermediate-
Term Tax-Free Income Fund covers the fiscal year ended
February 28 , 202 1 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal income taxes as is consistent
with prudent investment management and the preservation
of shareholders’ capital by normally investing at least 80%
of its total assets in securities that pay interest free from such taxes.
1
The Fund maintains a dollar-weighted average
portfolio maturity (the time in which the debt must be repaid)
of three to 10 years.
*
Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs),
such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below
Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $12.39 on February 29, 2020, to
$12.22 on February 28, 2021. The Fund’s Class A shares
paid dividends totaling 25.7506 cents per share for the
reporting period.
2
The Performance Summary beginning
on page 7 shows that at the end of this reporting period the
Fund’s Class A shares’ distribution rate was 1.86%, based
on an annualization of the 1.9395 cents per share
February dividend and the maximum offering price of $12.50
on February 28, 2021. An investor in the 2021 maximum
federal income tax bracket of 40.80% (including 3.80%
Medicare tax) would need to earn a distribution rate of 3.14%
from a taxable investment to match the Fund’s Class A tax-
free distribution rate. For other performance data, please see the Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Manager’s Discussion
We used various investment strategies during the 12 months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Credit Quality Composition
*
2/28/21
Ratings
% of Total
Investments
AAA 15.29%
AA 52.19%
A 21.03%
BBB 7.17%
Refunded 3.65%
Not Rated 0.67%
Portfolio Composition
2/28/21
% of Total
Investments
*
Utilities 24.41%
General Obligation 19.33%
Transportation 16.49%
Hospital & Health Care 12.25%
Refunded** 7.80%
Tax-Supported 7.13%
Subject to Government Appropriations 5.92%
Higher Education 4.96%
Other Revenue 1.16%
Housing 0.55%
*
Does not include cash and cash equivalents.
**
Includes all refunded bonds; the percentage may differ from that in the Credit Quality
Composition.
1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distribu-
tions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrual daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
46
.

Franklin Federal Intermediate-Term Tax-Free Income Fund
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Annual Report
Thank you for your continued participation in Franklin
Federal Intermediate-Term Tax-Free Income Fund. We look
forward to serving your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of February 28, 2021
Franklin Federal Intermediate-Term Tax-Free Income Fund
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Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/21
1
Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 2.25% and the minimum is 0%. Class A : 2.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +0.72% -1.54%
5-Year +10.35% +1.53%
10-Year +38.65% +3.09%
Advisor
1-Year +0.97% +0.97%
5-Year +11.30% +2.16%
10-Year +40.42% +3.45%
30-Day Standardized Yield
7
Taxable Equivalent
30-Day Standardized Yield
6
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
(with fee
waiver)
(without fee
waiver)
(with fee
waiver)
(without fee
waiver)
A 1.86% 3.14% 0.49% 0.35% 0.83% 0.59%
Advisor 2.14% 3.61% 0.75% 0.60% 1.27% 1.01%
See page 9 for Performance Summary footnotes.

Franklin Federal Intermediate-Term Tax-Free Income Fund
Performance Summary
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Annual Report
See page 9 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(3/1/11– 2/28/21 )
Advisor Class
(3/1/11– 2/28/21 )

Franklin Federal Intermediate-Term Tax-Free Income Fund
Performance Summary
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Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has an expense reduction contractually guaranteed through 6/30/21. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor Class) per share on 2/28/21.
6. Taxable equivalent distribution rate and yield assume the 2021 maximum federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Source: Morningstar. The Bloomberg Barclays 1-15 Year Municipal Bond Index is the one- to 15-year component of the Municipal Bond Index, which is a market value-
weighted index engineered for the long-term tax-exempt bond market. To be included in the parent index, bonds must be fixed rate, have at least one year to final maturity and be rated investment grade (Baa3/BBB- or higher) by at least two of the following agencies: Moody’s, S&P and Fitch.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/20–2/28/21)
Share Class
Net Investment
Income
A $0.257506
A1 $0.275868
C $0.208904
R6 $0.294706
Advisor $0.288154
Total Annual Operating Expenses
9
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.71% 0.81%
Advisor 0.46% 0.56%

Your Fund’s Expenses
Franklin Federal Intermediate-Term Tax-Free Income Fund
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Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/20
Ending
Account
Value 2/28/21
Expenses
Paid During
Period
9/1/20–2/28/21
1,2
Ending
Account
Value 2/28/21
Expenses
Paid During
Period
9/1/20–2/28/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,002.00 $3.47 $1,021.33 $3.50 0.70%
A1 $1,000 $1,003.60 $2.74 $1,022.06 $2.76 0.55%
C $1,000 $1,000.10 $5.45 $1,019.35 $5.50 1.10%
R6 $1,000 $1,004.30 $1.97 $1,022.83 $1.99 0.40%
Advisor $1,000 $1,004.00 $2.23 $1,022.57 $2.25 0.45%

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Annual Report
Franklin Federal Limited-Term Tax-Free Income Fund
This annual report for Franklin Federal Limited-Term Tax-
Free Income Fund covers the fiscal year ended February 28,
2021 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal income taxes as is consistent
with prudent investment management and the preservation
of shareholders’ capital by normally investing at least 80%
of its total assets in securities that pay interest free from such taxes.
1
The Fund maintains a dollar-weighted average
portfolio maturity (the time in which the debt must be repaid)
of five years or less.
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $10.59 on February 29, 2020, to
$10.56 on February 28, 2021. The Fund’s Class A shares
paid dividends totaling 10.9309 cents per share for the
reporting period.
2
The Performance Summary beginning on
page 13 shows that at the end of this reporting period the
Fund’s Class A shares’ distribution rate was 0.83% based
on an annualization of the 0.7427 cents per share February
dividend and the maximum offering price of $10.80 on
February 28, 2021. An investor in the 2021 maximum federal
income tax bracket of 40.80% (including 3.80% Medicare
tax) would need to earn a distribution rate of 1.40% from
a taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Manager’s Discussion
We used various investment strategies during the 12 months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Credit Quality Composition
*
2/28/21
Ratings
% of Total
Investments
AAA 23.82%
AA 44.77%
A 15.33%
BBB 4.60%
Refunded 9.51%
SP-1 0.33%
Not Rated 1.64%
*
Securities, except for those labeled Not Rated, are assigned ratings by one or more
Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as
Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from SP-1 (highest) to SP-3 (lowest) for short-term bonds and from AAA
(highest) to D (lowest) for long-term bonds. The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.
Portfolio Composition
2/28/21
% of Total
Investments
*
General Obligation 40.28%
Refunded** 15.27%
Transportation 10.83%
Utilities 9.64%
Subject to Government Appropriations 8.93%
Higher Education 5.81%
Other Revenue 2.38%
Housing 2.19%
Tax-Supported 1.96%
Hospital & Health Care 1.45%
Corporate-Backed 1.26%
*
Does not include cash and cash equivalents.
**
Includes all refunded bonds; the percentage may differ from that in the Credit Quality
Composition.
1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distribu-
tions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrual daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
70
.

Franklin Federal Limited-Term Tax-Free Income Fund
12
franklintempleton.com
Annual Report
Thank you for your continued participation in Franklin
Federal Limited-Term Tax-Free Income Fund. We look
forward to serving your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of February 28, 2021
Franklin Federal Limited-Term Tax-Free Income Fund
13
franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/21
1
Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 2.25% and the minimum is 0%. Class A: 2.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +0.75% -1.51%
5-Year +6.76% +0.86%
10-Year +15.91% +1.26%
Advisor
5
1-Year +1.00% +1.00%
5-Year +7.93% +1.54%
10-Year +17.92% +1.66%
30-Day Standardized Yield
8
Taxable Equivalent
30-Day Standardized Yield
7
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
(with fee
waiver)
(without fee
waiver)
(with fee
waiver)
(without fee
waiver)
A 0.83% 1.40% 0.39% 0.24% 0.66% 0.41%
Advisor 1.08% 1.82% 0.65% 0.49% 1.10% 0.83%
See page 15 for Performance Summary footnotes.

Franklin Federal Limited-Term Tax-Free Income Fund
Performance Summary
14
franklintempleton.com
Annual Report
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(3/1/11– 2/28/21 )
Advisor Class
(3/1/11– 2/28/21 )
See page 15 Performance Summary footnotes

Franklin Federal Limited-Term Tax-Free Income Fund
Performance Summary
15
franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has an expense reduction contractually guaranteed through 6/30/21. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Effective 2/1/11, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 2/1/11, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 2/1/11, actual Advisor Class performance is used reflecting all charges and fees applicable to that class.
6. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor Class) per share on 2/28/21.
7. Taxable equivalent distribution rate and yield assume the 2021 maximum federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Source: Morningstar. The Bloomberg Barclays 1-5 Year Municipal Bond Index is the one- to 5-year component of the Municipal Bond Index, which is a market value-
weighted index engineered for the long-term tax-exempt bond market. To be included in the parent index, bonds must be fixed rate, have at least one year to final maturity and be rated investment grade (Baa3/BBB- or higher) by at least two of the following agencies: Moody’s, S&P and Fitch.
10. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See
www.franklintempletondatasources.com
for additional data provider information.
Distributions
(3/1/20–2/28/21)
Share Class
Net Investment
Income
A $0.109309
A1 $0.119920
R6 $0.138687
Advisor $0.135683
Total Annual Operating Expenses
10
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.65% 0.81%
Advisor 0.40% 0.56%

Your Fund’s Expenses
Franklin Federal Limited-Term Tax-Free Income Fund
16
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/20
Ending
Account
Value 2/28/21
Expenses
Paid During
Period
9/1/20–2/28/21
1,2
Ending
Account
Value 2/28/21
Expenses
Paid During
Period
9/1/20–2/28/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $999.90 $3.19 $1,021.60 $3.23 0.64%
A1 $1,000 $1,000.40 $2.71 $1,022.09 $2.74 0.55%
R6 $1,000 $1,001.20 $1.81 $1,022.99 $1.83 0.36%
Advisor $1,000 $1,000.20 $1.96 $1,022.83 $1.98 0.40%

17
franklintempleton.com
Annual Report
Franklin High Yield Tax-Free Income Fund
This annual report for Franklin High Yield Tax-Free Income
Fund covers the fiscal year ended February 28, 2021.
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with a high current yield exempt from federal income taxes by normally investing at
least 80% of its net assets in securities that pay interest free from such taxes.
1
Its secondary goal is capital appreciation
to the extent possible and consistent with the Fund’s
principal investment goal.
*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs),
such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below
Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $10.46 on February 29, 2020, to
$10.29 on February 28, 2021. The Fund’s Class A shares
paid dividends totaling 37.8708 cents per share for the
reporting period.
2
The Performance Summary beginning on
page 19 shows that at the end of this reporting period the
Fund’s Class A shares’ distribution rate was 3.18%, based
on an annualization of the 2.8300 cents per share February
dividend and the maximum offering price of $10.69 on
February 28, 2021. An investor in the 2021 maximum federal
income tax bracket of 40.80% (including 3.80% Medicare
tax) would need to earn a distribution rate of 5.37% from
a taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Manager’s Discussion
We used various investment strategies during the 12 months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
The Fund continued to seek high, current, tax-free income
for its shareholders during the reporting period. Consistent with our strategy, the Fund did not use leverage or credit
derivatives to boost short-term returns, and we were careful to not overexpose the portfolio to any one credit sector.
Credit Quality Composition
*
2/28/21
Ratings
% of Total
Investments
AAA 6.90%
AA 9.60%
A 21.14%
BBB 18.25%
Below Investment Grade 13.91%
Refunded 1.66%
Not Rated 28.54%
Portfolio Composition
2/28/21
% of Total
Investments
*
Transportation 19.08%
Tax-Supported 16.77%
Hospital & Health Care 15.32%
Utilities 13.42%
Refunded** 7.76%
Other Revenue 7.68%
General Obligation 6.46%
Housing 4.71%
Subject to Government Appropriations 3.68%
Corporate-Backed 2.94%
Higher Education 2.18%
*
Does not include cash and cash equivalents.
**
Includes all refunded bonds; the percentage may differ from that in the Credit Quality
Composition.
1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distribu-
tions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrual daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
86
.

Franklin High Yield Tax-Free Income Fund
18
franklintempleton.com
Annual Report
Thank you for your continued participation in Franklin High
Yield Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of February 28, 2021
Franklin High Yield Tax-Free Income Fund
19
franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/21
Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
1-Year +2.15% -1.68%
5-Year +19.89% +2.91%
10-Year +65.49% +4.77%
Advisor
1-Year +2.39% +2.39%
5-Year +20.87% +3.86%
10-Year +67.56% +5.30%
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
6
A 3.18% 5.37% 2.09% 3.53%
Advisor 3.52% 5.95% 2.41% 4.07%
See page 21 for Performance Summary footnotes.

Franklin High Yield Tax-Free Income Fund
Performance Summary
20
franklintempleton.com
Annual Report
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(3/1/11– 2/28/21 )
Advisor Class
(3/1/11– 2/28/21 )
See page 21 for Performance Summary footnotes.

Franklin High Yield Tax-Free Income Fund
Performance Summary
21
franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Investments in lower rated bonds include higher risk of default and loss of principal. Puerto Rico municipal bonds have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a signifi-
cant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor Class) per share on 2/28/21.
6. Taxable equivalent distribution rate and yield assume the 2021 maximum federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Source: Morningstar. The Bloomberg Barclays Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have at least one year to final maturity and be rated investment grade (Baa3/BBB- or higher) by at least two of the following agencies: Moody’s, S&P and Fitch.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/20–2/28/21)
Share Class
Net Investment
Income
A $0.378708
A1 $0.393778
C $0.338860
R6 $0.408129
Advisor $0.404070
Total Annual Operating Expenses
9
Share Class
A 0.79%
Advisor 0.54%

Your Fund’s Expenses
Franklin High Yield Tax-Free Income Fund
22
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/20
Ending
Account
Value 2/28/21
Expenses
Paid During
Period
9/1/20–2/28/21
1,2
Ending
Account
Value 2/28/21
Expenses
Paid During
Period
9/1/20–2/28/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,037.20 $3.99 $1,020.88 $3.96 0.79%
A1 $1,000 $1,038.00 $3.25 $1,021.61 $3.22 0.64%
C $1,000 $1,035.40 $5.94 $1,018.96 $5.89 1.18%
R6 $1,000 $1,038.50 $2.51 $1,022.33 $2.49 0.50%
Advisor $1,000 $1,039.30 $2.72 $1,022.12 $2.70 0.54%

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Annual Report
Franklin Massachusetts Tax-Free Income Fund
This annual report for Franklin Massachusetts Tax-Free
Income Fund covers the fiscal year ended February 28,
2021 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and Massachusetts personal
income taxes as is consistent with prudent investment
management and the preservation of shareholders’ capital
by normally investing at least 80% of its total assets in
securities that pay interest free from such taxes.
1
*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs),
such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below
Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $12.20 on February 29, 2020, to
$11.84 on February 28, 2021. The Fund’s Class A shares
paid dividends totaling 27.2669 cents per share for the
reporting period.
2
The Performance Summary beginning on
page 25 shows that at the end of this reporting period the
Fund’s Class A shares’ distribution rate was 1.94% based
on an annualization of the 1.9920 cents per share February
dividend and the maximum offering price of $12.30
*
Does not include cash and cash equivalents.
**
Includes all refunded bonds; the percentage may differ from that in the Credit
Quality Composition.
on February 28, 2021. An investor in the 2021 maximum
combined effective federal and Massachusetts personal
income tax bracket of 45.80% (including 3.8% Medicare
tax) would need to earn a distribution rate of 3.58% from
a taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Commonwealth Update
During the 12-month period, Massachusetts’ economy
was affected by COVID-19 pandemic restrictions. The
commonwealth’s economy was strong going into the current
recession but was impacted by the governor’s declaration
of a state of emergency in March 2020, and its effect
on education and health services, which are important
components of the economy. Despite a slow economic
recovery, the state benefited from better-than-expected
2021 budget tax revenues by period end and was bolstered
by increased federal Medicaid reimbursement revenues
as well as Coronavirus Aid Relief and Economic Security
Act funding. Massachusetts’ unemployment rate began
the period at 2.8% and ended at 7.1%, compared with
Credit Quality Composition
*
2/28/21
Ratings
% of Total
Investments
AAA 14.38%
AA 64.17%
A 14.59%
BBB 0.68%
Refunded 6.18%
Portfolio Composition
2/28/21
% of Total
Investments
*
Higher Education 19.96%
Transportation 19.33%
General Obligation 15.26%
Hospital & Health Care 11.96%
Refunded** 8.52%
Utilities 8.37%
Tax-Supported 7.91%
Housing 6.65%
Other Revenue 2.04%
1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrual daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 124 .

Franklin Massachusetts Tax-Free Income Fund
24
franklintempleton.com
Annual Report
the 6.2% national rate.
3
Massachusetts’ prudent build-up
of reserves and willingness to close budget gaps quickly
through spending cuts will aid the commonwealth as it looks
to balance budgets while funding key priorities with uncertain revenue. The commonwealth’s net tax-supported debt was
$6,258 per capita and 8.3% of personal income, above
the $1,071 and 2.0% national medians, respectively.
4
The
independent credit rating agency Moody’s Investor Service
maintained the Massachusetts’ general obligation bonds’
Aa1 rating with a stable outlook.
5
The Aa1 rating reflected
Moody’s view of the commonwealth’s large economy
focused on important knowledge sectors and its strong
financial management practices and adequate reserves,
while credit challenges included high debt and pensions
liabilities compared to the national average, slowing
population growth and an aging demographic profile.
Manager’s Discussion
We used various investment strategies during the 12 months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin
Massachusetts Tax-Free Income Fund. We look forward to
serving your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
3. Source: Bureau of Labor Statistics.
4. Source: Moody’s Investors Service, State government – US: Medians – State debt declined in 2019, but likely to grow in coming years , 5 /12/20.
5. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.

Performance Summary as of February 28, 2021
Franklin Massachusetts Tax-Free Income Fund
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Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/21
Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
1-Year -0.71% -4.43%
5-Year +14.30% +1.93%
10-Year +47.09% +3.54%
Advisor
1-Year -0.54% -0.54%
5-Year +15.21% +2.87%
10-Year +48.88% +4.06%
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
6
A 1.94% 3.58% 0.97% 1.79%
Advisor 2.26% 4.17% 1.26% 2.32%
See page 27 for Performance Summary footnotes.

Franklin Massachusetts Tax-Free Income Fund
Performance Summary
26
franklintempleton.com
Annual Report
See page 27 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(3/1/11– 2/28/21 )
Advisor Class
(3/1/11– 2/28/21 )

Franklin Massachusetts Tax-Free Income Fund
Performance Summary
27
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Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) Total returns with sales charges have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor Class) per share on 2/28/21.
6. Taxable equivalent distribution rate and yield assume the published rates as of 12/17/20 for the maximum combined effective federal and Massachusetts personal income tax rate of 45.80%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Source: Morningstar. The Bloomberg Barclays Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have at least one year to final maturity and be rated investment grade (Baa3/BBB- or higher) by at least two of the following agencies: Moody’s, S&P and Fitch.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/20–2/28/21)
Share Class
Net Investment
Income
A $0.272669
A1 $0.290596
C $0.224800
R6 $0.307266
Advisor $0.302348
Total Annual Operating Expenses
9
Share Class
A 0.87%
Advisor 0.62%

Your Fund’s Expenses
Franklin Massachusetts Tax-Free Income Fund
28
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/20
Ending
Account
Value 2/28/21
Expenses
Paid During
Period
9/1/20–2/28/21
1,2
Ending
Account
Value 2/28/21
Expenses
Paid During
Period
9/1/20–2/28/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $999.10 $4.28 $1,020.52 $4.32 0.86%
A1 $1,000 $999.80 $3.55 $1,021.25 $3.59 0.72%
C $1,000 $996.30 $6.20 $1,018.58 $6.27 1.25%
R6 $1,000 $999.70 $2.77 $1,022.02 $2.80 0.56%
Advisor $1,000 $1,000.30 $3.05 $1,021.75 $3.08 0.61%

29
franklintempleton.com
Annual Report
Franklin Municipal Green Bond Fund
This annual report for Franklin Municipal Green Bond Fund
covers the fiscal year ended February 28 , 202 1 .
Your Fund’s Goal and Main Investments
The Fund seeks to maximize income exempt from federal
income taxes to the extent consistent with prudent investing and the preservation of shareholders’ capital.
1
Under normal
market conditions, the Fund invests at least 80% of its net
assets in municipal securities whose interest is free from
regular federal income taxes. In addition, the Fund invests at least 80% of its net assets in municipal green bonds, which
are bonds that promote environmental sustainability. There
is no regulation or universal framework for giving a bond a
“green” designation. We define green bonds as those whose
proceeds go toward renewable energy, energy efficiency,
pollution prevention, and other environmentally sustainable
uses listed in the prospectus.
* Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs),
such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below
Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, increased from $10.41 on July 24, 2020, to $10.27
on February 28, 2021.
2
The Fund’s Class A shares paid
dividends totaling 8.4841 cents per share for the reporting
*
Does not include cash and cash equivalents.
period.
3
The Performance Summary beginning on page 31
shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 1.23%, based on
an annualization of the 1.0565 cents per share February
dividend and the maximum offering price of $10.27 on
February 28, 2021. An investor in the 2021 maximum federal
income tax bracket of 37.00% (including 3.80% Medicare
tax) would need to earn a distribution rate of 2.08% from
a taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
We use a consistent, disciplined strategy in an effort
maximize tax-exempt income for our shareholders by
selecting securities we believe will provide the best balance between risk and return within the Fund’s range of allowable investments. We typically use a buy-and-hold strategy, which means we generally hold securities in the Fund’s portfolio for
Credit Quality Composition
*
2/28/21
Ratings
% of Total
Investments
AAA 24.67%
AA 48.12%
A 18.01%
BBB 7.77%
Not Rated 1.43%
Portfolio Composition
2/28/21
% of Total
Investments
*
Utilities 26.45%
Transportation 18.51%
Tax-Supported 11.51%
General Obligation 10.12%
Higher Education 10.12%
Housing 8.08%
Other Revenue 6.75%
Subject to Government Appropriations 5.27%
Hospital & Health Care 3.19%
1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN..
2. Effective 7/24/20, the Fund began offering Class A Shares. See the prospectus for details.
3. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
131
.

Franklin Municipal Green Bond Fund
30
franklintempleton.com
Annual Report
income purposes, rather than trading securities for capital
gains, although we may sell a security at any time if we
believe it could help the Fund meet its goal.
Manager’s Discussion
During the 12-month period under review, the Fund
invested in municipal bonds that supported environmental
sustainability and stewardship, while also delivering income that is exempt from federal taxes. Examples of the types of
projects in which the Fund invests include water and sewer
utility systems, stormwater management infrastructure,
energy efficiency projects, green buildings, land conservation and clean energy.
The strategy considers all U.S. tax-exempt municipal bond
offerings that carry the “Green Bond” designation in the
governing bond documents. We are focused on ensuring the
authenticity and intentionality of the Green Bond designation.
Issuers must demonstrate that bond proceeds are being
used for projects or programs dedicated to environmental
sustainability. These projects and programs should generally fall into one of the 10 eligible categories outlined in the
Green Bond Principles (GBP), a set of voluntary guidelines
to ensure the integrity of the Green Bond designation. In
addition, the internal selection framework incorporates
disclosure and reporting policies, environmental impact, and external verification.
In addition, the strategy considers municipal bonds that
are not labeled Green Bonds but that provide funding to
environmentally-friendly projects and programs. From that
universe, we will determine whether individual issuers meet
the internal threshold for investment based on an internal
Green Bond selection framework. The internal methodology
gauges the credibility of the Green Bond designation and
ensures that the investment is aligned with the Fund’s
objective of investing in projects dedicated to promoting
environmental sustainability. Franklin recognizes the GBP
and encourages issuers to adhere to them. However, the
ultimate evaluation does not require strict adherence with the
GBP.
Thank you for your continued participation in Franklin
Municipal Green Bond Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of February 28, 2021
Franklin Municipal Green Bond Fund
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franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/21
1
Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +0.52% -3.25%
Since Inception (10/1/19) +4.27% +0.25%
Advisor
1-Year +0.62% +0.62%
Since Inception (10/1/19) +4.48% +3.16%
30-Day Standardized Yield
7
Taxable Equivalent
30-Day Standardized Yield
6
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
(with fee
waiver)
(without fee
waiver)
(with fee
waiver)
(without fee
waiver)
A 1.23% 2.08% 0.89% -2.12% 1.50% -3.58%
Advisor 1.23% 2.08% 0.86% -2.22% 1.45% -3.75%
See page 33 for Performance Summary footnotes.

Franklin Municipal Green Bond Fund
Performance Summary
32
franklintempleton.com
Annual Report
See page 33 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(10/1/19– 2/28/21 )
Advisor Class
(10/1/19– 2/28/21 )

Franklin Municipal Green Bond Fund
Performance Summary
33
franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. Some sectors might be more likely to issue green bonds, and events or factors impacting these sectors may have a greater effect on, and may more adversely affect, the Fund than they would a fund that does not invest in issuers with a common purpose. Green bonds may not result in direct environmental benefits and the issuer may not use proceeds as intended or to appropriate new or additional projects. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transporta-
tion. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Impacts on sectors more likely to issue green bonds may have a greater adverse effect on the Fund because the Fund focuses investments in green bonds. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has an expense reduction contractually guaranteed through 6/30/21. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 7/24/20, the Fund began offering Class A shares. Class A performance shown has been calculated as follows: (a) for periods prior to 7/24/20, a restated figure is used based on the Fund’s Advisor Class performance that includes any Rule 12b-1 rate differential that exists between Class A and Advisor Class; and (b) for periods after
7/24/20, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor Class) per share on 2/28/21.
6. Taxable equivalent distribution rate and yield assume the 2021 maximum federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Source: Morningstar. The Bloomberg Barclays Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have at least one year to final maturity and be rated investment grade (Baa3/BBB- or higher) by at least two of the following agencies: Moody’s, S&P and Fitch.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/20–2/28/21)
Share Class
Net Investment
Income
A (7/24/20-2/28/21) $0.084841
C (7/24/20-2/28/21) $0.084947
R6 (7/24/20-2/28/21) $0.085595
Advisor $0.157223
Total Annual Operating Expenses
9
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.71% 3.50%
Advisor 0.46% 3.25%

Your Fund’s Expenses
Franklin Municipal Green Bond Fund
34
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/20
Ending
Account
Value 2/28/21
Expenses
Paid During
Period
9/1/20–2/28/21
1,2
Ending
Account
Value 2/28/21
Expenses
Paid During
Period
9/1/20–2/28/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $998.90 $2.26 $1,022.53 $2.29 0.46%
C $1,000 $998.90 $2.27 $1,022.52 $2.30 0.46%
R6 $1,000 $998.90 $2.30 $1,022.50 $2.32 0.46%
Advisor $1,000 $998.90 $2.28 $1,022.52 $2.30 0.46%

35
franklintempleton.com
Annual Report
Franklin New Jersey Tax-Free Income Fund
This annual report for Franklin New Jersey Tax-Free Income
Fund covers the fiscal year ended February 28, 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level
of income exempt from federal and New Jersey personal
income taxes as is consistent with prudent investment
management and the preservation of shareholders’ capital
by normally investing at least 80% of its net assets in
securities that pay interest free from such taxes.
1
* Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs),
such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below
Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $11.77 on February 29, 2020, to
$11.46 on February 28, 2021. The Fund’s Class A shares
paid dividends totaling 28.2517 cents per share for the
reporting period.
2
The Performance Summary beginning
on page 37 shows that at the end of this reporting period
the Fund’s Class A shares’ distribution rate was 2.18%,
based on an annualization of the 2.1588 cents per share
February dividend and the maximum offering price of $11.91
on February 28, 2021. An investor in the 2021 maximum
combined effective federal and New Jersey personal income
tax bracket of 51.55% (including 3.8% Medicare tax) would
need to earn a distribution rate of 4.50% from a taxable
investment to match the Fund’s Class A tax-free distribution rate.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the 12 months under review, New Jersey’s economy
experienced a significant disruption due to the continuing
impact of the COVID-19 pandemic. The state’s structural
budget deficit and relatively low reserves were exacerbated
by the pandemic, which resulted in a sizeable budget gap
over the period. New Jersey’s unemployment rate began
the period at 3.8% and ended at 7.8%, compared with the
6.2% national rate.
3
During the period, due to declining
revenues, the state extended its 2020 fiscal budget year-end to September 30, 2020, from June 30, to allow more time
to meet its payment obligations. The state is continuing to
identify other solutions as well to help relieve its COVID-19 related budgetary and liquidity gaps from fiscal (FY) 2020
and FY2021. The state’s net tax-supported debt was
$4,125 per capita and 5.8% of personal income, above
Credit Quality Composition
*
2/28/21
Ratings
% of Total
Investments
AAA 10.05%
AA 38.09%
A 31.04%
BBB 13.88%
Below Investment Grade 2.14%
Refunded 4.80%
Portfolio Composition
2/28/21
% of Total
Investments
*
Transportation 25.73%
Higher Education 18.92%
Hospital & Health Care 16.76%
Subject to Government Appropriations 13.29%
Housing 8.08%
Refunded** 6.44%
General Obligation 4.71%
Other Revenue 3.38%
Utilities 2.69%
*
Does not include cash and cash equivalents.
**
Includes all refunded bonds; the percentage may differ from that in the Credit Quality
Composition.
1. For state personal income taxes, the 80% minimum is measured by total Fund assets. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S.
investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrual daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Bureau of Labor Statistics.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
139
.

Franklin New Jersey Tax-Free Income Fund
36
franklintempleton.com
Annual Report
the $1,071 and 2.0% national medians, respectively.
4
The
independent credit rating agency Moody’s Investor Service
maintained the state’s general obligation bonds’ A3 rating,
with a negative outlook.
5
The A3 rating reflected Moody’s
view of New Jersey’s large, diverse, and wealthy economy,
while the negative outlook reflects the substantial impact
the COVID-19 crisis will have on the state’s finances and
economy.
Manager’s Discussion
We used various investment strategies during the 12 months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin New
Jersey Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
4. Source: Moody’s Investors Service, State government – US: Medians – State debt declined in 2019, but likely to grow in coming years
,
5 /12/20.
5. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.

Performance Summary as of February 28, 2021
Franklin New Jersey Tax-Free Income Fund
37
franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/21
Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
1-Year -0.18% -3.93%
5-Year +14.90% +2.03%
10-Year +42.80% +3.23%
Advisor
1-Year +0.07% +0.07%
5-Year +15.80% +2.98%
10-Year +44.70% +3.76%
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
6
A 2.18% 4.50% 0.99% 2.04%
Advisor 2.49% 5.14% 1.28% 2.64%
See page 39 for Performance Summary footnotes.

Franklin New Jersey Tax-Free Income Fund
Performance Summary
38
franklintempleton.com
Annual Report
See page 39 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(3/1/11– 2/28/21 )
Advisor Class
(3/1/11– 2/28/21 )

Franklin New Jersey Tax-Free Income Fund
Performance Summary
39
franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund holds a very small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor Class) per share on 2/28/21.
6. Taxable equivalent distribution rate and yield assume the published rates as of 12/17/20 for the maximum combined effective federal and New Jersey personal income tax rate of 51.55%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Source: Morningstar. The Bloomberg Barclays Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have at least one year to final maturity and be rated investment grade (Baa3/BBB- or higher) by at least two of the following agencies: Moody’s, S&P and Fitch.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/20–2/28/21)
Share Class
Net Investment
Income
A $0.282517
A1 $0.299531
C $0.237014
R6 $0.315396
Advisor $0.310851
Total Annual Operating Expenses
9
Share Class
A 0.82%
Advisor 0.57%

Your Fund’s Expenses
Franklin New Jersey Tax-Free Income Fund
40
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/20
Ending
Account
Value 2/28/21
Expenses
Paid During
Period
9/1/20–2/28/21
1,2
Ending
Account
Value 2/28/21
Expenses
Paid During
Period
9/1/20–2/28/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,018.20 $4.09 $1,020.74 $4.09 0.82%
A1 $1,000 $1,019.80 $3.35 $1,021.48 $3.35 0.67%
C $1,000 $1,015.90 $6.03 $1,018.81 $6.04 1.21%
R6 $1,000 $1,020.50 $2.65 $1,022.17 $2.65 0.53%
Advisor $1,000 $1,020.30 $2.85 $1,021.98 $2.85 0.57%

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Intermediate-Term Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
41
a
Year Ended February 28, Year Ended
February 28,
2019
b
2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ............................................ $12.39 $11.98 $11.87
Income from investment operations
c
:
Net investment income
d
.................................................. 0.26 0.27 0.15
Net realized and unrealized gains (losses) .................................... (0.17) 0.43 0.11
Total from investment operations ............................................. 0.09 0.70 0.26
Less distributions from:
Net investment income ................................................... (0.26) (0.29) (0.15)
Net asset value, end of year ................................................ $12.22 $12.39 $11.98
Total return
e
............................................................ 0.72% 5.92% 2.20%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ............................... 0.80% 0.81% 0.80%
Expenses net of waiver and payments by affiliates
g
............................... 0.70% 0.71% 0.71%
Net investment income .................................................... 2.09% 2.28% 2.56%
Supplemental data
Net assets, end of year (000’s) .............................................. $629,566 $407,125 $182,330
Portfolio turnover rate ..................................................... 18.84% 14.78% 2.57%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
42
a
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.38 $11.96 $11.94 $12.11 $12.50
Income from investment operations
b
:
Net investment income
c
......................... 0.28 0.30 0.32 0.31 0.31
Net realized and unrealized gains (losses) ........... (0.17) 0.43 0.02 (0.17) (0.40)
Total from investment operations .................... 0.11 0.73 0.34 0.14 (0.09)
Less distributions from:
Net investment income .......................... (0.28) (0.31) (0.32) (0.31) (0.30)
Net asset value, end of year ....................... $12.21 $12.38 $11.96 $11.94 $12.11
Total return
d
................................... 0.87% 6.17% 2.91% 1.14% (0.70)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.65% 0.66% 0.65% 0.66% 0.66%
Expenses net of waiver and payments by affiliates ....... 0.55%
e
0.56%
e
0.56%
e
0.65% 0.66%
Net investment income ........................... 2.26% 2.43% 2.71% 2.56% 2.48%
Supplemental data
Net assets, end of year (000’s) ..................... $1,403,417 $1,516,009 $1,575,494 $1,850,075 $1,929,083
Portfolio turnover rate ............................ 18.84% 14.78% 2.57% 10.72% 8.98%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
43
a
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.42 $12.00 $11.98 $12.14 $12.53
Income from investment operations
b
:
Net investment income
c
......................... 0.21 0.23 0.26 0.25 0.24
Net realized and unrealized gains (losses) ........... (0.18) 0.43 0.02 (0.17) (0.39)
Total from investment operations .................... 0.03 0.66 0.28 0.08 (0.15)
Less distributions from:
Net investment income .......................... (0.21) (0.24) (0.26) (0.24) (0.24)
Net asset value, end of year ....................... $12.24 $12.42 $12.00 $11.98 $12.14
Total return
d
................................... 0.24% 5.58% 2.34% 0.67% (1.26)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.20% 1.21% 1.20% 1.20% 1.21%
Expenses net of waiver and payments by affiliates ....... 1.10%
e
1.11%
e
1.11%
e
1.19% 1.21%
Net investment income ........................... 1.72% 1.88% 2.16% 2.02% 1.93%
Supplemental data
Net assets, end of year (000’s) ..................... $121,312 $203,994 $262,612 $358,228 $425,649
Portfolio turnover rate ............................ 18.84% 14.78% 2.57% 10.72% 8.98%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
44
In
a
Year Ended February 28, Year Ended
February 28,
2018
b
2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $12.41 $11.99 $11.97 $12.28
Income from investment operations
c
:
Net investment income
d
...................................... 0.30 0.32 0.34 0.20
Net realized and unrealized gains (losses) ........................ (0.18) 0.43 0.02 (0.32)
Total from investment operations ................................. 0.12 0.75 0.36 (0.12)
Less distributions from:
Net investment income ....................................... (0.29) (0.33) (0.34) (0.19)
Net asset value, end of year .................................... $12.24 $12.41 $11.99 $11.97
Total return
e
................................................ 1.03% 6.33% 3.06% (0.97)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ................... 0.50% 0.50% 0.49% 0.49%
Expenses net of waiver and payments by affiliates .................... 0.40%
g
0.40%
g
0.39%
g
0.48%
Net investment income ........................................ 2.41% 2.59% 2.88% 2.73%
Supplemental data
Net assets, end of year (000’s) .................................. $414,751 $410,541 $417,612 $672,199
Portfolio turnover rate ......................................... 18.84% 14.78% 2.57% 10.72%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
45
a
Year Ended February 28,
2021 2020
a
2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.41 $11.99 $11.97 $12.13 $12.52
Income from investment operations
b
:
Net investment income
c
......................... 0.29 0.31 0.33 0.32 0.32
Net realized and unrealized gains (losses) ........... (0.17) 0.43 0.02 (0.16) (0.39)
Total from investment operations .................... 0.12 0.74 0.35 0.16 (0.07)
Less distributions from:
Net investment income .......................... (0.29) (0.32) (0.33) (0.32) (0.32)
Net asset value, end of year ....................... $12.24 $12.41 $11.99 $11.97 $12.13
Total return .................................... 0.97% 6.27% 3.00% 1.32% (0.61)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.55% 0.56% 0.55% 0.56% 0.56%
Expenses net of waiver and payments by affiliates ....... 0.45%
d
0.46%
d
0.46%
d
0.55% 0.56%
Net investment income ........................... 2.36% 2.53% 2.81% 2.66% 2.58%
Supplemental data
Net assets, end of year (000’s) ..................... $1,153,049 $1,277,185 $1,103,570 $1,196,627 $1,986,241
Portfolio turnover rate ............................ 18.84% 14.78% 2.57% 10.72% 8.98%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments, February 28, 2021
Franklin Federal Intermediate-Term Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
46
a a
Shares
a
Value
a
Management Investment Companies 1.8%
Capital Markets 1.8%
a
Franklin Liberty Federal Tax-Free Bond ETF ............................... 2,515,000 $ 67,125,853
Total Management Investment Companies (Cost $68,628,312) ....................
67,125,853
Principal
Amount
a a a a
Municipal Bonds 98.2%
Alabama 1.6%
Alabama Public School and College Authority , Revenue , 2014-B , Refunding , 5% ,
1/01/27 ......................................................... $ 25,000,000 28,775,250
Chatom Industrial Development Board ,
PowerSouth Energy Cooperative, Revenue, 2020, Refunding, AGMC Insured, 5%,
8/01/28 ........................................................ 500,000 630,175
PowerSouth Energy Cooperative, Revenue, 2020, Refunding, AGMC Insured, 5%,
8/01/29 ........................................................ 485,000 619,718
PowerSouth Energy Cooperative, Revenue, 2020, Refunding, AGMC Insured, 5%,
8/01/30 ........................................................ 425,000 551,697
Health Care Authority of the City of Huntsville (The) , Obligated Group , Revenue , 2020
B , 4% , 6/01/39 .................................................... 2,250,000 2,601,427
Infirmary Health System Special Care Facilities Financing Authority of Mobile ,
Infirmary Health System Obligated Group, Revenue, 2016A, 5%, 2/01/27 ........ 4,920,000 5,823,312
Infirmary Health System Obligated Group, Revenue, 2016A, 5%, 2/01/28 ........ 5,000,000 5,882,050
Madison City Board of Education ,
Special Tax, 2019, 4%, 2/01/33 ....................................... 2,855,000 3,430,882
Special Tax, 2019, 4%, 2/01/34 ....................................... 2,970,000 3,554,140
Special Tax, 2019, 4%, 2/01/35 ....................................... 3,095,000 3,693,821
Special Tax, 2019, 4%, 2/01/37 ....................................... 3,350,000 3,969,314
59,531,786
Alaska 0.1%
Alaska Municipal Bond Bank Authority ,
Revenue, 2020, Refunding, 4%, 12/01/35 ................................ 1,710,000 1,990,115
Revenue, 2020, Refunding, 4%, 12/01/37 ................................ 1,305,000 1,501,024
3,491,139
Arizona 3.0%
Arizona Department of Transportation , State Highway Fund , Revenue , 2015 ,
Refunding , 5% , 7/01/29 ............................................. 10,920,000 12,486,911
Arizona Health Facilities Authority , Phoenix Children's Hospital Obligated Group ,
Revenue , 2012 A , Refunding , 5% , 2/01/27 ............................... 6,000,000 6,235,320
Arizona Industrial Development Authority ,
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/29 ....................................................... 1,100,000 1,384,141
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/30 ....................................................... 600,000 749,700
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/31 ....................................................... 630,000 783,588
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/32 ....................................................... 1,000,000 1,238,600
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/35 ....................................................... 1,115,000 1,363,466
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/36 ....................................................... 1,250,000 1,523,525
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/37 ....................................................... 1,050,000 1,276,128
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020A, 4%,
11/01/37 ....................................................... 1,105,000 1,281,491

Franklin Tax-Free Trust
Statement of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
47
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Arizona Industrial Development Authority, (continued)
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020A, 4%,
11/01/38 ....................................................... $ 600,000 $ 693,576
Phoenix Children's Hospital Obligated Group, Revenue, 2020A, 5%, 2/01/35 ..... 500,000 639,770
Phoenix Children's Hospital Obligated Group, Revenue, 2020A, 5%, 2/01/36 ..... 750,000 956,175
Phoenix Children's Hospital Obligated Group, Revenue, 2020A, 5%, 2/01/37 ..... 600,000 762,060
Phoenix Children's Hospital Obligated Group, Revenue, 2020A, 5%, 2/01/38 ..... 1,000,000 1,266,230
Phoenix Children's Hospital Obligated Group, Revenue, 2020A, 3%, 2/01/39 ..... 1,200,000 1,270,380
City of Mesa , Utility System , Revenue , 2016 , Refunding , 5% , 7/01/29 ............ 2,500,000 3,022,750
City of Phoenix Civic Improvement Corp. ,
Airport, Revenue, Junior Lien, 2017 D, Refunding, 5%, 7/01/30 ............... 10,000,000 12,231,900
Airport, Revenue, Junior Lien, 2019 B, 5%, 7/01/35 ........................ 3,500,000 4,299,225
Airport, Revenue, Junior Lien, 2019 B, 5%, 7/01/36 ........................ 10,225,000 12,515,911
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 5%, 7/01/35 .................................................. 9,720,000 11,529,572
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 5%, 7/01/36 .................................................. 6,380,000 7,541,479
Glendale Industrial Development Authority ,
Midwestern University Foundation, Revenue, 2020, Refunding, 5%, 5/15/30 ...... 525,000 665,080
Midwestern University Foundation, Revenue, 2020, Refunding, 5%, 5/15/31 ...... 425,000 535,602
Midwestern University Foundation, Revenue, 2020, Refunding, 5%, 5/15/32 ...... 525,000 657,164
Maricopa County Industrial Development Authority ,
HonorHealth Obligated Group, Revenue, 2019A, Refunding, 5%, 9/01/30 ........ 850,000 1,077,783
HonorHealth Obligated Group, Revenue, 2019A, Refunding, 5%, 9/01/31 ........ 1,000,000 1,262,330
HonorHealth Obligated Group, Revenue, 2019A, Refunding, 5%, 9/01/32 ........ 1,000,000 1,257,000
HonorHealth Obligated Group, Revenue, 2019A, Refunding, 5%, 9/01/33 ........ 800,000 1,001,792
Pima County Regional Transportation Authority ,
Revenue, 2014, 5%, 6/01/24 ......................................... 3,385,000 3,742,524
Revenue, 2014, 5%, 6/01/26 ......................................... 7,180,000 7,926,361
Scottsdale Municipal Property Corp. ,
Revenue, 2015, Refunding, 5%, 7/01/26 ................................. 2,580,000 3,069,632
Revenue, 2015, Pre-Refunded, 5%, 7/01/27 .............................. 2,000,000 2,382,220
Revenue, 2015, Pre-Refunded, 5%, 7/01/28 .............................. 3,325,000 3,960,441
112,589,827
Arkansas 0.7%
Arkansas Development Finance Authority ,
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/32 ........................................................ 3,885,000 4,942,536
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/35 ........................................................ 4,630,000 5,750,275
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/36 ........................................................ 3,625,000 4,484,487
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/37 ........................................................ 1,250,000 1,540,925
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/38 ........................................................ 1,000,000 1,228,900
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/39 ........................................................ 1,000,000 1,241,000
City of Fort Smith , Sales & Use Tax , Revenue , 2012 , Refunding , 5% , 5/01/23 ...... 5,000,000 5,274,450
24,462,573
California 6.9%
Bay Area Toll Authority ,
Revenue, 2017 S-7, Refunding, 4%, 4/01/31 ............................. 7,000,000 8,166,200
Revenue, 2017 S-7, Refunding, 4%, 4/01/33 ............................. 5,000,000 5,807,450

Franklin Tax-Free Trust
Statement of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
48
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California State Public Works Board ,
Revenue, A, 5.25%, 10/01/22 ......................................... $ 3,300,000 $ 3,396,624
Revenue, A, 5.25%, 10/01/23 ......................................... 5,365,000 5,522,087
Revenue, A, 5.25%, 10/01/24 ......................................... 3,000,000 3,087,840
Revenue, A, 5.25%, 10/01/25 ......................................... 3,000,000 3,087,840
California Statewide Communities Development Authority ,
Emanate Health Obligated Group, Revenue, 2020 A, 5%, 4/01/35 ............. 1,300,000 1,647,464
Emanate Health Obligated Group, Revenue, 2020 A, 4%, 4/01/37 ............. 700,000 812,805
Emanate Health Obligated Group, Revenue, 2020 A, 4%, 4/01/38 ............. 1,350,000 1,562,679
City of Riverside ,
Sewer, Revenue, 2015A, Refunding, 5%, 8/01/34 .......................... 10,605,000 12,458,860
Sewer, Revenue, 2015A, Refunding, 5%, 8/01/35 .......................... 11,000,000 12,902,120
Livermore-Amador Valley Water Management Agency ,
Revenue, 2011, Refunding, 5%, 8/01/24 ................................. 5,660,000 5,770,879
Revenue, 2011, Refunding, 5%, 8/01/25 ................................. 4,765,000 4,858,156
Los Angeles Department of Water & Power ,
Power System, Revenue, 2013A, 5%, 7/01/26 ............................ 11,025,000 11,974,142
Power System, Revenue, 2017B, Refunding, 5%, 7/01/31 ................... 8,220,000 10,065,966
Power System, Revenue, 2017C, 5%, 7/01/32 ............................ 4,615,000 5,715,908
Power System, Revenue, 2017C, 5%, 7/01/33 ............................ 3,960,000 4,888,422
Power System, Revenue, 2017C, 5%, 7/01/34 ............................ 4,080,000 5,022,684
Los Angeles Unified School District ,
GO, 2018 B-1, 5%, 7/01/32 .......................................... 8,000,000 9,940,480
GO, 2020 RYQ, 5%, 7/01/35 ......................................... 6,500,000 8,481,005
San Diego Public Facilities Financing Authority ,
City of San Diego Water Utility, Revenue, 2020 A, 4%, 8/01/36 ................ 855,000 1,045,922
City of San Diego Water Utility, Revenue, 2020 A, 4%, 8/01/37 ................ 1,250,000 1,523,450
State of California ,
GO, 5.25%, 10/01/23 ............................................... 25,050,000 25,793,985
GO, 5.25%, 10/01/24 ............................................... 9,780,000 10,069,879
GO, Refunding, 5.25%, 9/01/25 ....................................... 15,000,000 15,380,850
GO, Refunding, 5%, 10/01/25 ......................................... 15,000,000 16,433,700
GO, 5.25%, 10/01/25 ............................................... 5,000,000 5,148,200
GO, Refunding, 5%, 8/01/30 ......................................... 35,000,000 42,267,250
GO, 2007, Refunding, AGMC Insured, 5.25%, 8/01/32 ...................... 10,000,000 13,839,500
256,672,347
Colorado 2.2%
City & County of Denver ,
Airport System, Revenue, B, 5.25%, 11/15/26 ............................. 5,000,000 5,658,100
Airport System, Revenue, B, 5.25%, 11/15/27 ............................. 4,250,000 4,799,525
Colorado Health Facilities Authority ,
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 5%,
10/01/29 ....................................................... 650,000 832,007
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 5%,
10/01/30 ....................................................... 700,000 909,118
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 5%,
10/01/31 ....................................................... 1,000,000 1,286,500
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 5%,
10/01/32 ....................................................... 750,000 958,433
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 5%,
10/01/33 ....................................................... 1,000,000 1,269,990
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 5%,
10/01/34 ....................................................... 1,100,000 1,389,938
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 5%, 8/01/33 2,000,000 2,502,200
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 5%, 8/01/36 8,500,000 10,529,885
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 4%, 8/01/37 2,250,000 2,567,002

Franklin Tax-Free Trust
Statement of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
49
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Colorado Health Facilities Authority, (continued)
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 4%, 8/01/39 $ 1,250,000 $ 1,414,275
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/32 2,000,000 2,512,720
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/33 3,000,000 3,753,300
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/34 5,500,000 6,857,785
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/35 4,500,000 5,594,490
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/37 2,000,000 2,469,540
Denver City & County School District No. 1 , GO , 2021 , 3% , 12/01/36 ............. 2,000,000 2,236,380
Regional Transportation District ,
COP, 2013A, Refunding, 5%, 6/01/26 ................................... 14,000,000 15,362,900
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 4%, 7/15/33 ........ 1,000,000 1,207,030
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 4%, 7/15/34 ........ 1,400,000 1,653,708
State of Colorado , COP , 2020 A , 4% , 12/15/35 ............................. 4,000,000 4,813,400
Sterling Ranch Community Authority Board , Sterling Ranch Colorado Metropolitan
District No. 2 , Revenue , 2020 A , Refunding , 3.375% , 12/01/30 ................ 500,000 540,845
81,119,071
Connecticut 3.0%
City of Stamford ,
GO, 2019, 3%, 6/01/35 ............................................. 3,025,000 3,256,170
GO, 2019, 3%, 6/01/36 ............................................. 3,025,000 3,246,884
Connecticut State Health & Educational Facilities Authority ,
Hartford HealthCare Obligated Group, Revenue, 2020 A, 4%, 7/01/37 .......... 2,500,000 2,845,075
Nuvance Health Obligated Group, Revenue, 2019 A, Refunding, 5%, 7/01/32 ..... 5,900,000 7,354,468
Nuvance Health Obligated Group, Revenue, 2019 A, Refunding, 5%, 7/01/33 ..... 5,000,000 6,206,600
Nuvance Health Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/35 ..... 250,000 282,672
Nuvance Health Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/36 ..... 4,750,000 5,351,540
Sacred Heart University, Inc., Revenue, K, 5%, 7/01/32 ..................... 700,000 882,686
Sacred Heart University, Inc., Revenue, K, 5%, 7/01/33 ..................... 625,000 784,506
Sacred Heart University, Inc., Revenue, K, 5%, 7/01/34 ..................... 725,000 906,555
Sacred Heart University, Inc., Revenue, K, 5%, 7/01/35 ..................... 550,000 685,603
State of Connecticut ,
GO, 2013 E, 5%, 8/15/25 ............................................ 11,295,000 12,523,557
GO, 2013 E, 5%, 8/15/26 ............................................ 18,585,000 20,572,666
GO, 2020 C, 4%, 6/01/34 ............................................ 1,500,000 1,776,285
GO, 2020 C, 4%, 6/01/36 ............................................ 1,800,000 2,113,308
GO, 2021 A, 3%, 1/15/33 ............................................ 3,500,000 3,860,675
GO, 2021 A, 3%, 1/15/34 ............................................ 3,000,000 3,284,280
GO, 2021 A, 3%, 1/15/38 ............................................ 5,000,000 5,381,600
Special Tax, 2020 A, 5%, 5/01/35 ...................................... 4,500,000 5,724,135
Special Tax, 2020 A, 4%, 5/01/36 ...................................... 3,500,000 4,067,280
Special Tax, A, 5%, 1/01/28 .......................................... 10,000,000 10,828,300
University of Connecticut ,
Revenue, 2016 A, 5%, 3/15/30 ........................................ 3,075,000 3,623,918
Revenue, 2016 A, 5%, 3/15/31 ........................................ 5,025,000 5,903,923
111,462,686
Florida 7.5%
Alachua County Health Facilities Authority ,
Shands Teaching Hospital & Clinics Obligated Group, Revenue, B-1, Refunding, 5%,
12/01/31 ....................................................... 5,000,000 6,358,050
Shands Teaching Hospital & Clinics Obligated Group, Revenue, B-1, Refunding, 5%,
12/01/32 ....................................................... 1,600,000 2,025,200
Shands Teaching Hospital & Clinics Obligated Group, Revenue, B-1, Refunding, 5%,
12/01/33 ....................................................... 3,445,000 4,341,975
Shands Teaching Hospital & Clinics Obligated Group, Revenue, B-1, Refunding, 5%,
12/01/35 ....................................................... 2,350,000 2,943,140

Franklin Tax-Free Trust
Statement of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
50
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Broward County ,
Water & Sewer Utility, Revenue, B, Refunding, 5%, 10/01/24 ................. $ 6,000,000 $ 6,445,980
Water & Sewer Utility, Revenue, B, Refunding, 5%, 10/01/25 ................. 6,325,000 6,794,125
Capital Projects Finance Authority , CAPFA Capital Corp. 2000F , Revenue , 2020 A-1 ,
Refunding , 5% , 10/01/30 ............................................ 1,000,000 1,207,070
City of Clearwater , Water & Sewer , Revenue , 2017 , Refunding , 5% , 12/01/33 ...... 5,520,000 6,761,834
City of Gainesville , Utilities System , Revenue , 2017 A , 5% , 10/01/30 ............. 1,500,000 1,882,200
City of Jacksonville ,
Revenue, 2012A, Refunding, 5%, 10/01/28 .............................. 6,000,000 6,432,120
Genesis Health, Inc. Obligated Group, Revenue, 2020, Refunding, 4%, 11/01/39 .. 1,650,000 1,860,573
City of Pompano Beach , John Knox Village of Florida, Inc. Obligated Group , Revenue ,
2020 , Refunding , 4% , 9/01/40 ........................................ 2,500,000 2,735,800
City of Port St. Lucie ,
Utility System, Revenue, 2016, Refunding, 4%, 9/01/30 ..................... 1,500,000 1,730,115
Utility System, Revenue, 2016, Refunding, 4%, 9/01/31 ..................... 1,635,000 1,881,198
City of South Miami Health Facilities Authority, Inc. , Baptist Health South Florida
Obligated Group , Revenue , 2017 , Refunding , 4% , 8/15/33 ................... 6,000,000 6,845,340
City of Tampa ,
H Lee Moffitt Cancer Center & Research Institute Obligated Group, Revenue, 2020
B, 4%, 7/01/38 .................................................. 700,000 802,165
H Lee Moffitt Cancer Center & Research Institute Obligated Group, Revenue, 2020
B, 4%, 7/01/39 .................................................. 500,000 571,345
H Lee Moffitt Cancer Center & Research Institute Obligated Group, Revenue, 2020
B, 5%, 7/01/40 .................................................. 1,000,000 1,247,870
County of Miami-Dade ,
Transit System, Revenue, 2012, Pre-Refunded, 5%, 7/01/24 ................. 2,250,000 2,395,620
Transit System, Revenue, 2012, Pre-Refunded, 5%, 7/01/25 ................. 3,000,000 3,194,160
Transit System, Revenue, 2012, Pre-Refunded, 5%, 7/01/26 ................. 4,000,000 4,258,880
Transit System, Revenue, 2012, Pre-Refunded, 5%, 7/01/27 ................. 4,000,000 4,258,880
Transit System, Revenue, 2019, Refunding, 4%, 7/01/35 .................... 13,890,000 16,280,191
Water & Sewer System, Revenue, 2013B, Pre-Refunded, 5%, 10/01/27 ......... 15,000,000 16,835,700
County of Palm Beach , Water & Sewer , Revenue , 2013 , Pre-Refunded , 5% , 10/01/28 1,240,000 1,391,751
Escambia County Health Facilities Authority , Baptist Health Care Corp. Obligated
Group , Revenue , 2020 A , Refunding , 5% , 8/15/34 ......................... 1,000,000 1,248,200
Greater Orlando Aviation Authority ,
Revenue, 2019 A, 5%, 10/01/34 ....................................... 15,560,000 19,337,812
Revenue, 2019 A, 4%, 10/01/35 ....................................... 5,000,000 5,707,950
Herons Glen Recreation District ,
Special Assessment, 2020, Refunding, BAM Insured, 3%, 5/01/32 ............. 185,000 200,422
Special Assessment, 2020, Refunding, BAM Insured, 3%, 5/01/33 ............. 300,000 323,442
Special Assessment, 2020, Refunding, BAM Insured, 3%, 5/01/34 ............. 245,000 263,015
Special Assessment, 2020, Refunding, BAM Insured, 3%, 5/01/35 ............. 255,000 272,919
Special Assessment, 2020, Refunding, BAM Insured, 3%, 5/01/36 ............. 260,000 277,157
JEA Water & Sewer System ,
Revenue, 2014A, Pre-Refunded, 5%, 10/01/26 ............................ 1,530,000 1,742,227
Revenue, 2014A, 5%, 10/01/26 ....................................... 1,455,000 1,657,012
Revenue, 2014A, Pre-Refunded, 5%, 10/01/27 ............................ 5,375,000 6,120,566
Revenue, 2014A, 5%, 10/01/27 ....................................... 5,130,000 5,833,785
Revenue, 2014A, Pre-Refunded, 5%, 10/01/29 ............................ 1,265,000 1,440,468
Revenue, 2014A, 5%, 10/01/29 ....................................... 1,205,000 1,365,952
Revenue, 2017A, Refunding, 5%, 10/01/31 .............................. 17,435,000 21,714,595
Lee Memorial Health System , Lee Memorial Health System Obligated Group , Revenue ,
A-1 , Refunding , 4% , 4/01/37 ......................................... 5,000,000 5,724,150
Leon County School District , Revenue , 2014 , 5% , 9/01/25 ..................... 6,040,000 6,731,399
Orange County Health Facilities Authority ,
Orlando Health Obligated Group, Revenue, 2016A, Refunding, 5%, 10/01/28 ..... 1,000,000 1,213,310
Orlando Health Obligated Group, Revenue, 2016A, Refunding, 5%, 10/01/30 ..... 2,875,000 3,450,834

Franklin Tax-Free Trust
Statement of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
51
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a
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Municipal Bonds
(continued)
Florida (continued)
Orlando Utilities Commission ,
Revenue, 2012A, Refunding, 5%, 10/01/24 .............................. $ 2,405,000 $ 2,794,995
Revenue, 2012A, Refunding, 5%, 10/01/25 .............................. 2,000,000 2,404,700
Revenue, 2018 A, 5%, 10/01/33 ....................................... 1,755,000 2,177,814
Orlando-Orange County Expressway Authority , Central Florida Expressway Authority ,
Revenue , 2013B , Refunding , AGMC Insured , 5% , 7/01/24 ................... 14,650,000 16,190,447
Palm Beach County School District , COP , 2014B , 5% , 8/01/25 .................. 4,000,000 4,762,320
Palm Beach County Solid Waste Authority , Revenue , 2011 , Refunding , 5% , 10/01/23 . 17,290,000 17,769,279
State of Florida ,
GO, 2015E, Refunding, 4%, 6/01/33 .................................... 11,855,000 13,338,298
GO, 2017 C, Refunding, 4%, 6/01/32 ................................... 12,855,000 14,977,232
GO, 2017 C, Refunding, 4%, 6/01/33 ................................... 5,000,000 5,806,000
Tohopekaliga Water Authority , Revenue , 2016 , Refunding , 4% , 10/01/32 .......... 2,855,000 3,304,463
279,632,045
Georgia 1.9%
City of Atlanta ,
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2014A, Refunding, 5%,
1/01/27 ........................................................ 7,000,000 7,878,640
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2014A, Refunding, 5%,
1/01/28 ........................................................ 5,100,000 5,732,451
Water & Wastewater, Revenue, 2015, Refunding, 5%, 11/01/26 ............... 5,165,000 6,078,017
Water & Wastewater, Revenue, 2018 C, Refunding, 5%, 11/01/33 .............. 6,750,000 8,418,128
Water & Wastewater, Revenue, 2018 C, Refunding, 5%, 11/01/34 .............. 3,000,000 3,732,180
Cobb County Kennestone Hospital Authority ,
WellStar Health System Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/32 900,000 1,068,102
WellStar Health System Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/33 565,000 667,401
WellStar Health System Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/34 450,000 529,290
WellStar Health System Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/35 865,000 1,014,524
WellStar Health System Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/36 1,400,000 1,635,676
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 4%, 4/01/32 250,000 296,695
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 4%, 4/01/33 250,000 295,310
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 4%, 4/01/34 275,000 323,455
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 4%, 4/01/35 275,000 322,536
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 4%, 4/01/36 275,000 321,293
Development Authority for Fulton County ,
Spelman College, Revenue, 2015, Refunding, 5%, 6/01/28 ................... 3,785,000 4,335,679
Spelman College, Revenue, 2015, Refunding, 5%, 6/01/29 ................... 4,385,000 5,009,161
Spelman College, Revenue, 2015, Refunding, 5%, 6/01/30 ................... 4,805,000 5,465,015
Gainesville & Hall County Hospital Authority ,
Northeast Georgia Health System Obligated Group, Revenue, A, Refunding, 5%,
2/15/27 ........................................................ 1,750,000 2,145,378
Northeast Georgia Health System Obligated Group, Revenue, A, Refunding, 5%,
2/15/28 ........................................................ 2,100,000 2,559,879
Northeast Georgia Health System Obligated Group, Revenue, A, Refunding, 5%,
2/15/29 ........................................................ 2,000,000 2,422,740
Northeast Georgia Health System Obligated Group, Revenue, A, Refunding, 5%,
2/15/30 ........................................................ 1,000,000 1,203,220
Municipal Electric Authority of Georgia ,
Revenue, 2019 B, 5%, 1/01/29 ........................................ 500,000 624,845
Revenue, 2019 B, 5%, 1/01/30 ........................................ 480,000 595,046
Revenue, 2019 B, 5%, 1/01/31 ........................................ 700,000 863,583
Revenue, 2019 B, 5%, 1/01/32 ........................................ 750,000 921,165
Revenue, 2019 B, 5%, 1/01/33 ........................................ 1,045,000 1,278,474
Revenue, 2019 B, 5%, 1/01/34 ........................................ 700,000 853,286
Revenue, 2019A, 5%, 1/01/30 ........................................ 1,000,000 1,241,250
Revenue, 2019A, 5%, 1/01/31 ........................................ 600,000 741,150

Franklin Tax-Free Trust
Statement of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
52
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Amount
a
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Municipal Bonds
(continued)
Georgia (continued)
Municipal Electric Authority of Georgia, (continued)
Revenue, 2019A, 5%, 1/01/32 ........................................ $ 500,000 $ 614,885
Revenue, 2019A, 5%, 1/01/33 ........................................ 1,000,000 1,224,960
70,413,414
Hawaii 0.9%
State of Hawaii ,
GO, EO, 5%, 8/01/28 ............................................... 25,000,000 28,684,500
Airports System, Revenue, 2020 A, 4%, 7/01/35 ........................... 4,420,000 5,067,972
33,752,472
Illinois 3.4%
Chicago O'Hare International Airport ,
Revenue, Senior Lien, 2020 C, Refunding, 4%, 1/01/35 ..................... 4,000,000 4,670,480
Revenue, Senior Lien, 2020 E, Refunding, 4%, 1/01/35 ..................... 1,560,000 1,821,487
Chicago Park District ,
GO, 2020 F-2, Refunding, 5%, 1/01/32 .................................. 1,500,000 1,841,055
GO, 2020 F-2, Refunding, 5%, 1/01/33 .................................. 3,000,000 3,665,310
GO, 2020 F-2, Refunding, 4%, 1/01/34 .................................. 1,100,000 1,216,402
GO, 2020 F-2, Refunding, 5%, 1/01/35 .................................. 2,375,000 2,881,279
Chicago Transit Authority , Revenue , 2011 , Refunding , AGMC Insured , 5.25% , 6/01/25 6,125,000 6,201,073
City of Chicago , GO , 1999 , NATL Insured , Zero Cpn., 1/01/31 .................. 4,350,000 3,365,421
County of Cook ,
GO, A, Refunding, MAC Insured, 5.25%, 11/15/22 ......................... 12,395,000 12,833,411
Sales Tax, Revenue, 2021 A, Refunding, 5%, 11/15/38 ...................... 2,350,000 2,994,793
Sales Tax, Revenue, 2021 A, Refunding, 4%, 11/15/39 ...................... 3,000,000 3,499,830
Sales Tax, Revenue, 2021 A, Refunding, 4%, 11/15/40 ...................... 2,500,000 2,907,775
Illinois Finance Authority , Northwestern University , Revenue , 2015 , 5% , 12/01/28 .... 1,675,000 2,172,726
Metropolitan Pier & Exposition Authority , Revenue , B , Pre-Refunded , 5% , 6/15/23 ... 600,000 635,928
State of Illinois ,
GO, 2013 A, AGMC Insured, 5%, 4/01/25 ................................ 18,000,000 19,369,620
GO, 2014, MAC Insured, 5%, 2/01/26 ................................... 5,650,000 6,230,142
GO, 2016, Refunding, 5%, 2/01/26 ..................................... 1,000,000 1,146,580
GO, 2016, Refunding, 5%, 2/01/28 ..................................... 3,015,000 3,495,681
GO, 2016, Refunding, 5%, 2/01/29 ..................................... 2,250,000 2,590,470
GO, 2017C, 5%, 11/01/29 ........................................... 3,675,000 4,208,279
GO, 2017D, 3.25%, 11/01/26 ......................................... 750,000 782,430
GO, 2017D, 5%, 11/01/27 ........................................... 1,500,000 1,747,695
GO, 2018 A, Refunding, 5%, 10/01/28 .................................. 1,500,000 1,791,210
GO, 2018 A, Refunding, 5%, 10/01/29 .................................. 1,125,000 1,332,281
GO, 2018B, Refunding, 5%, 10/01/31 ................................... 1,875,000 2,195,925
GO, 2018B, Refunding, 5%, 10/01/32 ................................... 1,120,000 1,305,237
GO, 2019 B, 5%, 11/01/30 ........................................... 1,125,000 1,349,989
GO, 2019 B, 4%, 11/01/38 ........................................... 1,030,000 1,108,548
GO, 2020, 5.5%, 5/01/30 ............................................ 6,550,000 8,214,421
GO, 2020, 5.5%, 5/01/39 ............................................ 3,700,000 4,495,722
GO, 2020 C, 4%, 10/01/37 ........................................... 8,170,000 8,879,156
b
Upper Illinois River Valley Development Authority , 2018 IAVF Timber Oaks & Prairie
View Obligated Group , Revenue , 144A, 2020A , Refunding , 3.5% , 12/01/32 ...... 6,400,000 6,445,376
127,395,732
Indiana 0.8%
Indiana Finance Authority , State Revolving Fund , Revenue , 2018 A , 5% , 2/01/35 .... 9,795,000 12,140,511
Indianapolis Local Public Improvement Bond Bank , Revenue , 2021A , Refunding ,
AGMC Insured , 4% , 6/01/41 .......................................... 15,265,000 17,287,002
29,427,513

Franklin Tax-Free Trust
Statement of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
53
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Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Iowa 0.5%
Iowa Higher Education Loan Authority ,
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/31 . $ 1,800,000 $ 2,275,794
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/32 . 1,920,000 2,418,950
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/33 . 2,030,000 2,543,732
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/34 . 2,135,000 2,666,039
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/35 . 1,250,000 1,555,538
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/36 . 2,470,000 3,064,010
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/37 . 2,595,000 3,207,835
17,731,898
Kansas 0.3%
State of Kansas , Department of Transportation , Revenue , 2014A , 5% , 9/01/28 ..... 8,000,000 9,170,240
Kentucky 1.0%
Kentucky Economic Development Finance Authority , CommonSpirit Health Obligated
Group , Revenue , 2019A-1 , Refunding , 5% , 8/01/34 ........................ 1,000,000 1,246,870
Kentucky Municipal Power Agency ,
Revenue, 2016 A, Refunding, NATL Insured, 5%, 9/01/34 .................... 1,500,000 1,788,720
Revenue, 2019 A, Refunding, 5%, 9/01/31 ............................... 1,500,000 1,826,505
Revenue, 2019 A, Refunding, 5%, 9/01/32 ............................... 1,600,000 1,945,072
Revenue, 2019 A, Refunding, 5%, 9/01/33 ............................... 1,000,000 1,212,650
Kentucky State Property & Building Commission , Kentucky Finance and Administration
Cabinet , Revenue , BAM Insured , 5% , 5/01/32 ............................ 2,000,000 2,487,620
Kentucky Turnpike Authority ,
Kentucky Transportation Cabinet, Revenue, B, Refunding, 5%, 7/01/26 ......... 2,570,000 3,095,514
Kentucky Transportation Cabinet, Revenue, B, Refunding, 5%, 7/01/28 ......... 3,000,000 3,665,400
Louisville and Jefferson County , Metropolitan Sewer District , Revenue , 2011 A , 5% ,
5/15/24 ......................................................... 7,000,000 7,233,310
Paducah Electric Plant Board ,
Revenue, 2016 A, Refunding, AGMC Insured, 5%, 10/01/29 .................. 5,500,000 6,602,310
Revenue, 2016 A, Refunding, AGMC Insured, 5%, 10/01/31 .................. 5,500,000 6,585,315
37,689,286
Louisiana 2.1%
East Baton Rouge Sewerage Commission ,
Revenue, 2019 A, Refunding, 4%, 2/01/35 ............................... 1,310,000 1,557,891
Revenue, 2019 A, Refunding, 4%, 2/01/36 ............................... 2,000,000 2,373,740
Revenue, 2019 B, Refunding, 5%, 2/01/32 ............................... 2,000,000 2,739,960
Jefferson Sales Tax District , Revenue , 2019 B , AGMC Insured , 4% , 12/01/36 ....... 7,000,000 8,069,530
Lafayette Consolidated Government ,
Revenue, 2015, Refunding, AGMC Insured, 5%, 11/01/25 ................... 2,400,000 2,872,512
Revenue, 2015, Refunding, AGMC Insured, 5%, 11/01/27 ................... 3,500,000 4,145,295
Revenue, 2015, Refunding, AGMC Insured, 5%, 11/01/29 ................... 4,685,000 5,492,600
b
Louisiana Local Government Environmental Facilities & Community Development
Authority , Invest in Americas Veterans Foundation Louisiana, Inc. , Revenue , 144A,
2020A , Refunding , 3.5% , 12/01/32 ..................................... 1,960,000 1,968,997
Louisiana Public Facilities Authority ,
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, Pre-Refunded, 5%,
5/15/29 ........................................................ 10,000 12,102
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, 5%, 5/15/29 ....... 1,240,000 1,468,011
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, Pre-Refunded, 5%,
5/15/30 ........................................................ 5,000 6,051
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, 5%, 5/15/30 ....... 995,000 1,172,180
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, Pre-Refunded, 5%,
5/15/32 ........................................................ 15,000 18,153
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, 5%, 5/15/32 ....... 1,485,000 1,739,930
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/28 1,000,000 1,219,160

Franklin Tax-Free Trust
Statement of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
54
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a
Value
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Municipal Bonds
(continued)
Louisiana (continued)
Louisiana Public Facilities Authority, (continued)
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/29 $ 2,000,000 $ 2,422,340
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/30 2,250,000 2,708,010
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/31 1,745,000 2,092,429
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/32 1,750,000 2,090,603
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/33 2,000,000 2,381,480
Tulane University, Revenue, 2020 A, Refunding, 5%, 4/01/36 ................. 1,750,000 2,209,393
Tulane University, Revenue, 2020 A, Refunding, 5%, 4/01/37 ................. 2,000,000 2,515,580
Tulane University, Revenue, 2020 A, Refunding, 5%, 4/01/38 ................. 3,120,000 3,912,386
c
Parish of St. John the Baptist , Marathon Oil Corp. , Revenue , 2017B-2 , Refunding ,
Mandatory Put , 2.375% , 7/01/26 ...................................... 2,500,000 2,590,800
Port New Orleans Board of Commissioners ,
Revenue, 2020 E, 5%, 4/01/35 ........................................ 1,000,000 1,257,740
Revenue, 2020 E, 5%, 4/01/36 ........................................ 1,495,000 1,867,614
Revenue, 2020 E, 5%, 4/01/37 ........................................ 1,065,000 1,323,475
Revenue, 2020 E, 5%, 4/01/38 ........................................ 1,000,000 1,237,080
Revenue, 2020 E, 5%, 4/01/39 ........................................ 2,750,000 3,386,955
State of Louisiana , GO , 2014-C , Refunding , 5% , 8/01/25 ...................... 10,000,000 11,478,500
78,330,497
Maine 0.2%
Maine Health & Higher Educational Facilities Authority ,
MaineHealth Obligated Group, Revenue, 2020A, 5%, 7/01/35 ................. 1,000,000 1,287,670
MaineHealth Obligated Group, Revenue, 2020A, 4%, 7/01/36 ................. 1,000,000 1,177,910
MaineHealth Obligated Group, Revenue, 2020A, 4%, 7/01/37 ................. 1,150,000 1,349,548
MaineHealth Obligated Group, Revenue, 2020A, 4%, 7/01/38 ................. 2,690,000 3,139,257
6,954,385
Maryland 2.3%
City of Baltimore ,
Wastewater Utility Fund, Revenue, 2017 A, 5%, 7/01/29 ..................... 1,000,000 1,215,480
Wastewater Utility Fund, Revenue, 2017 A, 5%, 7/01/30 ..................... 2,940,000 3,562,868
Wastewater Utility Fund, Revenue, 2017 A, 5%, 7/01/31 ..................... 2,085,000 2,517,763
Wastewater Utility Fund, Revenue, 2017 A, 5%, 7/01/32 ..................... 3,240,000 3,898,919
Wastewater Utility Fund, Revenue, 2017 C, Refunding, 5%, 7/01/30 ............ 6,450,000 7,877,449
Wastewater Utility Fund, Revenue, 2017 C, Refunding, 5%, 7/01/32 ............ 5,905,000 7,161,230
Wastewater Utility Fund, Revenue, Senior Lien, D, Refunding, 5%, 7/01/28 ...... 2,790,000 3,226,077
Wastewater Utility Fund, Revenue, Senior Lien, D, Refunding, 5%, 7/01/29 ...... 5,835,000 6,729,856
Water Utility Fund, Revenue, 2017 A, 5%, 7/01/29 ......................... 1,320,000 1,604,434
Water Utility Fund, Revenue, 2017 A, 5%, 7/01/30 ......................... 1,785,000 2,163,170
Water Utility Fund, Revenue, 2017 A, 5%, 7/01/31 ......................... 3,765,000 4,546,463
Water Utility Fund, Revenue, 2017 A, 5%, 7/01/32 ......................... 4,000,000 4,813,480
County of Anne Arundel , GO , 2015 , 5% , 4/01/29 ............................ 7,495,000 8,784,590
Maryland Community Development Administration , Residential , Revenue , 2019 B ,
Refunding , 3% , 9/01/34 ............................................. 5,000,000 5,266,300
Maryland Health & Higher Educational Facilities Authority ,
Frederick Health, Inc. Obligated Group, Revenue, 2020, Refunding, 3.25%, 7/01/39 500,000 529,640
Frederick Health, Inc. Obligated Group, Revenue, 2020, Refunding, 4%, 7/01/40 .. 300,000 341,916
University of Maryland Medical System Obligated Group, Revenue, 2017 B,
Refunding, 5%, 7/01/30 ............................................ 8,520,000 10,398,404
University of Maryland Medical System Obligated Group, Revenue, 2017 B,
Refunding, 5%, 7/01/31 ............................................ 7,415,000 9,005,369
83,643,408
Massachusetts 3.9%
Commonwealth of Massachusetts ,
GO, A, Refunding, 5%, 7/01/28 ....................................... 7,500,000 8,871,675

Franklin Tax-Free Trust
Statement of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
55
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Municipal Bonds
(continued)
Massachusetts (continued)
Commonwealth of Massachusetts, (continued)
GO, A, Refunding, 5%, 7/01/29 ....................................... $ 6,000,000 $ 7,074,300
Massachusetts Bay Transportation Authority , Revenue , 2020 B-1 , Refunding , 5% ,
7/01/34 ......................................................... 6,000,000 7,780,320
Massachusetts Clean Water Trust (The) ,
Revenue, 17A, 5%, 2/01/24 .......................................... 9,380,000 10,236,394
Revenue, 17A, 5%, 2/01/25 .......................................... 9,750,000 10,640,175
Revenue, 2014, Refunding, 5%, 8/01/26 ................................. 10,650,000 13,125,912
Massachusetts Development Finance Agency ,
Wellforce Obligated Group, Revenue, 2020 C, Refunding, AGMC Insured, 5%,
10/01/30 ....................................................... 150,000 195,741
Wellforce Obligated Group, Revenue, 2020 C, Refunding, AGMC Insured, 5%,
10/01/31 ....................................................... 475,000 612,541
Wellforce Obligated Group, Revenue, 2020 C, Refunding, AGMC Insured, 5%,
10/01/32 ....................................................... 450,000 576,877
Wellforce Obligated Group, Revenue, 2020 C, Refunding, AGMC Insured, 5%,
10/01/33 ....................................................... 525,000 669,385
Wellforce Obligated Group, Revenue, 2020 C, Refunding, AGMC Insured, 5%,
10/01/34 ....................................................... 450,000 571,766
Massachusetts Port Authority ,
Revenue, 2019 C, 5%, 7/01/32 ........................................ 4,220,000 5,331,084
Revenue, 2019 C, 5%, 7/01/33 ........................................ 4,430,000 5,569,086
Revenue, 2019 C, 5%, 7/01/34 ........................................ 9,280,000 11,617,353
Massachusetts School Building Authority ,
Revenue, Pre-Refunded, 5%, 8/15/27 .................................. 6,000,000 6,423,603
Revenue, Senior Lien, Pre-Refunded, 5%, 8/15/25 ......................... 10,975,000 11,749,072
Revenue, Senior Lien, 2012A, Pre-Refunded, 5%, 8/15/26 ................... 495,000 529,224
Massachusetts Transportation Trust Fund , Metropolitan Highway System , Revenue,
Senior Lien , 2019 A , Refunding , 5% , 1/01/35 ............................. 7,000,000 8,723,680
Massachusetts Water Resources Authority , Revenue , C , Refunding , 5% , 8/01/32 .... 13,920,000 17,307,154
University of Massachusetts Building Authority ,
Revenue, 2017-3, Refunding, 5%, 11/01/31 .............................. 10,035,000 12,567,734
Revenue, 2017-3, Refunding, 5%, 11/01/32 .............................. 5,000,000 6,238,650
146,411,726
Michigan 1.6%
Lansing Board of Water & Light , Revenue , 2019 A , 5% , 7/01/36 ................. 4,645,000 5,918,102
Lansing School District ,
GO, 2016 I, 5%, 5/01/30 ............................................. 1,860,000 2,247,512
GO, 2016 I, 5%, 5/01/31 ............................................. 2,010,000 2,425,387
GO, 2016 I, 5%, 5/01/32 ............................................. 2,310,000 2,784,774
Michigan Finance Authority ,
Clean Water Revolving Fund, Revenue, 2012, Pre-Refunded, 5%, 10/01/24 ...... 5,000,000 5,383,500
Clean Water Revolving Fund, Revenue, 2013, Pre-Refunded, 5%, 10/01/24 ...... 7,000,000 7,536,900
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/35 ... 1,000,000 1,183,100
Trinity Health Corp. Obligated Group, Revenue, 2016 MI, Refunding, 5%, 12/01/34 8,200,000 9,755,294
Michigan State Hospital Finance Authority ,
Ascension Health Credit Group, Revenue, 1999B-3, 4%, 11/15/31 ............. 5,100,000 5,971,488
Trinity Health Corp. Obligated Group, Revenue, 2008C, Refunding, 5%, 12/01/31 .. 2,700,000 3,366,603
Trinity Health Corp. Obligated Group, Revenue, 2008C, Refunding, 5%, 12/01/32 .. 1,250,000 1,548,262
Trinity Health Corp. Obligated Group, Revenue, 2012MI, Refunding, 5%, 12/01/24 . 8,000,000 8,418,880
Michigan State Housing Development Authority , Revenue , 2019 A-1 , 3% , 10/01/39 .. 3,500,000 3,667,090
60,206,892
Missouri 1.5%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District ,
Revenue, 2019, Refunding, 4%, 10/01/34 ................................ 4,530,000 5,347,574

Franklin Tax-Free Trust
Statement of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
56
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(continued)
Missouri (continued)
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, (continued)
Revenue, 2019, Refunding, 4%, 10/01/35 ................................ $ 6,800,000 $ 8,001,288
Health & Educational Facilities Authority of the State of Missouri , Mercy Health ,
Revenue , 2018A , Refunding , 5% , 6/01/31 ............................... 12,500,000 15,588,375
Missouri Joint Municipal Electric Utility Commission ,
Revenue, 2014A, Refunding, 5%, 1/01/27 ............................... 3,250,000 3,745,755
Revenue, 2014A, Refunding, 5%, 1/01/28 ............................... 4,500,000 5,178,015
Revenue, 2014A, Refunding, 5%, 1/01/29 ............................... 4,045,000 4,649,323
Southeast Missouri State University ,
Revenue, 2020, Refunding, 4%, 4/01/33 ................................. 2,745,000 3,146,017
Revenue, 2020, Refunding, 4%, 4/01/34 ................................. 2,180,000 2,487,860
Revenue, 2020, Refunding, 4%, 4/01/35 ................................. 1,575,000 1,792,350
Revenue, 2020, Refunding, 4%, 4/01/36 ................................. 3,205,000 3,633,316
Revenue, 2020, Refunding, 4%, 4/01/37 ................................. 2,000,000 2,258,600
55,828,473
Nevada 0.2%
Washoe County School District , GO , 2012-A , Refunding , 5% , 6/01/25 ............ 6,130,000 6,490,015
New Hampshire 0.2%
City of Manchester , General Airport , Revenue , 2012 A , Refunding , AGMC Insured , 5% ,
1/01/25 ......................................................... 7,930,000 8,230,071
New Jersey 5.0%
County of Hudson ,
Hudson County Improvement Authority, Revenue, 2010, Refunding, AGMC Insured,
5.375%, 10/01/22 ................................................ 5,220,000 5,642,611
Hudson County Improvement Authority, Revenue, 2010, Refunding, AGMC Insured,
5.375%, 10/01/23 ................................................ 5,375,000 6,061,011
Hudson County Improvement Authority, Revenue, 2010, Refunding, AGMC Insured,
5.375%, 10/01/24 ................................................ 2,050,000 2,402,518
New Jersey Economic Development Authority ,
State of New Jersey Department of the Treasury, Revenue, 2011 EE, Refunding,
5.25%, 9/01/24 .................................................. 12,210,000 12,210,000
State of New Jersey Department of the Treasury, Revenue, 2019 LLL, 5%, 6/15/39 1,000,000 1,195,660
State of New Jersey Department of the Treasury, Revenue, AAA, 5%, 6/15/34 .... 5,000,000 5,790,750
New Jersey Educational Facilities Authority ,
State of New Jersey, Revenue, 2016 B, 5%, 9/01/36 ....................... 5,000,000 5,731,100
Stevens Institute of Technology, Revenue, 2020 A, 5%, 7/01/32 ............... 420,000 521,749
Stevens Institute of Technology, Revenue, 2020 A, 5%, 7/01/33 ............... 680,000 840,847
Stevens Institute of Technology, Revenue, 2020 A, 5%, 7/01/34 ............... 545,000 671,326
Stevens Institute of Technology, Revenue, 2020 A, 5%, 7/01/35 ............... 565,000 693,261
New Jersey Health Care Facilities Financing Authority ,
Inspira Health Obligated Group, Revenue, 2017A, 5%, 7/01/30 ................ 900,000 1,099,647
Inspira Health Obligated Group, Revenue, 2017A, 5%, 7/01/31 ................ 1,080,000 1,314,554
New Jersey Higher Education Student Assistance Authority ,
Revenue, Senior Lien, 2020 A, Refunding, 3.5%, 12/01/39 ................... 4,300,000 4,421,862
Revenue, Senior Lien, 2020B, 3.5%, 12/01/39 ............................ 2,000,000 2,057,180
New Jersey Transportation Trust Fund Authority ,
Revenue, 5.5%, 12/15/22 ............................................ 36,465,000 39,798,094
Revenue, 2012 AA, AGMC Insured, 5%, 6/15/26 .......................... 26,650,000 28,100,293
Revenue, 2020AA, 4%, 6/15/35 ....................................... 2,000,000 2,262,480
Revenue, 2020AA, 4%, 6/15/36 ....................................... 1,500,000 1,687,140
New Jersey Turnpike Authority , Revenue , 2021 A , 4% , 1/01/42 ................. 1,800,000 2,089,602
Rutgers The State University of New Jersey ,
Revenue, 2013 J, Pre-Refunded, 5%, 5/01/26 ............................ 5,000,000 5,514,500
Revenue, 2013 J, Pre-Refunded, 5%, 5/01/27 ............................ 10,830,000 11,944,407
Revenue, 2013 L, Pre-Refunded, 5%, 5/01/27 ............................ 5,270,000 5,812,283

Franklin Tax-Free Trust
Statement of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
57
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a
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Municipal Bonds
(continued)
New Jersey (continued)
State of New Jersey ,
GO, 2020 A, 4%, 6/01/31 ............................................ $ 7,000,000 $ 8,401,330
GO, 2020 A, 3%, 6/01/32 ............................................ 20,870,000 23,062,602
GO, 2020 A, 4%, 6/01/32 ............................................ 6,130,000 7,424,656
186,751,463
New York 11.5%
City of New York ,
GO, 2013D, 5%, 8/01/27 ............................................ 10,000,000 10,880,700
GO, 2013I, 5%, 8/01/24 ............................................. 10,200,000 11,344,236
GO, 2014G, 5%, 8/01/22 ............................................ 8,000,000 8,541,920
GO, 2014G, 5%, 8/01/23 ............................................ 6,860,000 7,629,555
GO, 2015C, Refunding, 5%, 8/01/25 ................................... 2,000,000 2,342,920
GO, 2015C, Refunding, 5%, 8/01/26 ................................... 10,000,000 11,684,900
GO, 2015C, Refunding, 5%, 8/01/27 ................................... 7,500,000 8,738,400
GO, 2019 E, Refunding, 5%, 8/01/32 ................................... 2,000,000 2,504,420
GO, 2019 E, Refunding, 5%, 8/01/34 ................................... 3,500,000 4,342,520
GO, 2021 C, 4%, 8/01/36 ............................................ 5,000,000 5,824,600
GO, 2021B, Refunding, 5%, 11/01/31 ................................... 11,120,000 14,520,274
GO, A-1 2017 A, 5%, 8/01/29 ......................................... 10,000,000 12,093,500
Erie County Industrial Development Agency (The) ,
Buffalo City School District, Revenue, 2012A, Refunding, 5%, 5/01/23 .......... 6,235,000 6,573,436
Buffalo City School District, Revenue, 2012A, Refunding, 5%, 5/01/24 .......... 8,000,000 8,431,360
Long Island Power Authority , Revenue , 2012B , 5% , 9/01/26 .................... 5,000,000 5,326,100
Metropolitan Transportation Authority ,
Revenue, 2012F, Refunding, 5%, 11/15/25 ............................... 25,000,000 26,701,500
Revenue, 2013A, Pre-Refunded, 5%, 11/15/27 ............................ 3,500,000 3,867,430
c
Revenue, 2015 A-2, Mandatory Put, 5%, 5/15/30 .......................... 7,000,000 8,647,590
Revenue, 2016A-2, Refunding, 5%, 11/15/25 ............................. 21,090,000 24,764,721
Revenue, 2016B, Refunding, 5%, 11/15/34 ............................... 3,265,000 3,794,158
Revenue, 2017 B, Refunding, 5%, 11/15/26 .............................. 2,140,000 2,560,810
Revenue, 2017C-1, Refunding, 5%, 11/15/31 ............................. 1,870,000 2,259,858
Revenue, 2017C-1, Refunding, 4%, 11/15/37 ............................. 2,500,000 2,745,700
Revenue, 2019 D-1, 5%, 9/01/22 ...................................... 10,000,000 10,620,700
Nassau County Local Economic Assistance Corp. , Catholic Health Services of Long
Island Obligated Group , Revenue , 2011 , Refunding , 5% , 7/01/21 .............. 9,000,000 9,135,630
New York City Industrial Development Agency ,
Queens Ballpark Co. LLC, Revenue, 2021A, Refunding, AGMC Insured, 5%, 1/01/27 1,000,000 1,229,410
Queens Ballpark Co. LLC, Revenue, 2021A, Refunding, AGMC Insured, 5%, 1/01/28 1,000,000 1,253,530
Queens Ballpark Co. LLC, Revenue, 2021A, Refunding, AGMC Insured, 5%, 1/01/29 1,500,000 1,911,480
Yankee Stadium LLC, Revenue, 2020 A, Refunding, AGMC Insured, 3%, 3/01/36 .. 2,500,000 2,667,875
New York City Transitional Finance Authority ,
Future Tax Secured, Revenue, 2003 A-1, Refunding, 5%, 11/01/23 ............. 11,500,000 11,869,955
Future Tax Secured, Revenue, 2012 C, Refunding, 5%, 11/01/24 .............. 7,620,000 7,863,536
Future Tax Secured, Revenue, 2014D-1, 5%, 2/01/27 ....................... 8,740,000 9,885,639
Future Tax Secured, Revenue, 2014D-1, 5%, 2/01/28 ....................... 5,000,000 5,647,600
Future Tax Secured, Revenue, 2020C, 4%, 5/01/37 ........................ 1,400,000 1,623,636
Future Tax Secured, Revenue, 2021C, 4%, 5/01/36 ........................ 5,000,000 5,831,300
New York State Dormitory Authority ,
Revenue, 2009A, AGMC Insured, 5%, 10/01/24 ........................... 285,000 285,986
City University of New York (The), Revenue, 2005 A, NATL Insured, 5.5%, 7/01/23 . 7,915,000 8,881,817
Northwell Health Obligated Group, Revenue, 2015A, Refunding, 5%, 5/01/29 ..... 10,000,000 11,536,700
State of New York Personal Income Tax, Revenue, 2012A, Refunding, 5%, 12/15/27 10,000,000 10,831,300
State of New York Personal Income Tax, Revenue, 2014E, Refunding, 5%, 2/15/30 5,000,000 5,849,550
State of New York Personal Income Tax, Revenue, 2015A, Refunding, 5%, 3/15/28 7,185,000 8,441,010
State of New York Personal Income Tax, Revenue, 2018A, Pre-Refunded, 5%,
3/15/32 ........................................................ 5,000 6,461

Franklin Tax-Free Trust
Statement of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
58
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Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority, (continued)
State of New York Personal Income Tax, Revenue, 2018A, 5%, 3/15/32 ......... $ 9,995,000 $ 12,639,877
State of New York Personal Income Tax, Revenue, 2019 D, Refunding, 4%, 2/15/36 10,900,000 12,668,852
State of New York Sales Tax, Revenue, 2018 E, Refunding, 5%, 3/15/32 ........ 10,000,000 12,589,000
State University Construction Fund, Revenue, 2012A, 5%, 5/15/24 ............. 7,000,000 7,394,170
New York State Thruway Authority , Revenue , I , Pre-Refunded , 5% , 1/01/26 ........ 10,000,000 10,405,800
New York State Urban Development Corp. , State of New York Personal Income Tax ,
Revenue , 2013D , 5% , 3/15/24 ........................................ 10,000,000 10,962,300
New York Transportation Development Corp. ,
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/34 ... 450,000 557,154
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/35 ... 400,000 494,604
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/36 ... 200,000 246,900
JFK International Air Terminal LLC, Revenue, 2020C, Refunding, 5%, 12/01/33 ... 1,200,000 1,492,920
Port Authority of New York & New Jersey ,
Revenue, 2014, 5%, 9/01/34 ......................................... 2,500,000 3,093,375
Revenue, 2014, 5%, 9/01/35 ......................................... 5,020,000 6,188,254
Revenue, 2018, 5%, 11/01/39 ........................................ 3,000,000 3,663,960
Revenue, 221, 4%, 7/15/36 .......................................... 2,180,000 2,520,320
Suffolk County Economic Development Corp. , Catholic Health Services of Long Island
Obligated Group , Revenue , 2011 , 5% , 7/01/22 ............................ 10,000,000 10,150,100
Triborough Bridge & Tunnel Authority , Revenue , B , Refunding , 5% , 11/15/30 ....... 8,960,000 10,989,798
Troy Capital Resource Corp. ,
Rensselaer Polytechnic Institute, Revenue, 2020A, Refunding, 5%, 9/01/28 ...... 1,300,000 1,615,874
Rensselaer Polytechnic Institute, Revenue, 2020A, Refunding, 5%, 9/01/30 ...... 2,900,000 3,714,059
Rensselaer Polytechnic Institute, Revenue, 2020A, Refunding, 5%, 9/01/34 ...... 4,175,000 5,247,432
428,128,472
North Carolina 0.6%
City of Charlotte , Water & Sewer System , Revenue , 2015 , Refunding , 5% , 7/01/27 .. 10,000,000 11,824,900
County of Buncombe , Revenue , A , 5% , 6/01/28 ............................. 5,000,000 5,713,750
North Carolina State Education Assistance Authority ,
Revenue, Senior Lien, 2020A, 5%, 6/01/25 ............................... 125,000 141,064
Revenue, Senior Lien, 2020A, 5%, 6/01/26 ............................... 300,000 344,679
Revenue, Senior Lien, 2020A, 5%, 6/01/27 ............................... 450,000 523,971
Revenue, Senior Lien, 2020A, 5%, 6/01/28 ............................... 500,000 587,635
Revenue, Senior Lien, 2020A, 5%, 6/01/29 ............................... 350,000 414,102
Revenue, Senior Lien, 2020A, 3.125%, 6/01/39 ........................... 1,065,000 1,054,265
20,604,366
Ohio 5.4%
American Municipal Power, Inc. , Revenue , 2019 B , Refunding , 5% , 2/15/35 ........ 31,270,000 39,684,132
City of Akron ,
Community Learning Center, Revenue, 2012 A, Refunding, 5%, 12/01/24 ........ 5,265,000 5,563,999
Community Learning Center, Revenue, 2012 A, Refunding, 5%, 12/01/25 ........ 6,645,000 7,018,914
Community Learning Center, Revenue, 2012 A, Refunding, 5%, 12/01/26 ........ 8,240,000 8,699,463
City of Cincinnati ,
GO, 2014A, Pre-Refunded, 5%, 12/01/25 ................................ 2,000,000 2,121,340
GO, 2014A, Pre-Refunded, 5%, 12/01/27 ................................ 2,000,000 2,121,340
GO, 2014A, Pre-Refunded, 5%, 12/01/28 ................................ 2,350,000 2,492,574
City of Toledo ,
Water System, Revenue, 2013, Refunding, 5%, 11/15/25 .................... 4,000,000 4,402,480
Water System, Revenue, 2013, Refunding, 5%, 11/15/26 .................... 6,140,000 6,759,219
Water System, Revenue, 2013, Refunding, 5%, 11/15/27 .................... 6,450,000 7,083,971
Water System, Revenue, 2013, Refunding, 5%, 11/15/28 .................... 6,570,000 7,208,144
County of Hamilton ,
Sewer System, Revenue, 2013A, Refunding, 5%, 12/01/24 .................. 2,500,000 2,814,825
Sewer System, Revenue, 2013A, Refunding, 5%, 12/01/25 .................. 2,400,000 2,700,816

Franklin Tax-Free Trust
Statement of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
59
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Municipal Bonds
(continued)
Ohio (continued)
County of Hamilton, (continued)
Sewer System, Revenue, 2013A, Refunding, 5%, 12/01/26 .................. $ 4,000,000 $ 4,499,000
Sewer System, Revenue, 2013A, Refunding, 5%, 12/01/27 .................. 5,000,000 5,612,050
Sewer System, Revenue, 2013A, Refunding, 5%, 12/01/28 .................. 3,000,000 3,366,360
Kent State University ,
Revenue, 2012 A, Pre-Refunded, 5%, 5/01/23 ............................ 1,200,000 1,267,944
Revenue, 2012 A, Pre-Refunded, 5%, 5/01/24 ............................ 1,500,000 1,584,930
Revenue, 2012 A, Pre-Refunded, 5%, 5/01/25 ............................ 1,500,000 1,584,930
Revenue, 2012 A, Pre-Refunded, 5%, 5/01/26 ............................ 1,600,000 1,690,592
Northeast Ohio Regional Sewer District , Revenue , 2019 , Refunding , 4% , 11/15/36 .. 4,250,000 5,099,150
Ohio Turnpike & Infrastructure Commission , Revenue , 1998 A , Refunding , NATL
Insured , 5.5% , 2/15/24 .............................................. 10,000,000 11,007,100
Ohio Water Development Authority ,
Revenue, 2019, 5%, 12/01/35 ........................................ 3,000,000 3,891,960
Revenue, 2019, 5%, 12/01/36 ........................................ 5,650,000 7,302,681
Water Pollution Control Loan Fund, Revenue, 2017 A, 5%, 12/01/31 ............ 10,000,000 12,333,200
Water Pollution Control Loan Fund, Revenue, 2019 B, Refunding, 3%, 12/01/33 ... 4,000,000 4,492,480
Water Pollution Control Loan Fund, Revenue, 2019 B, Refunding, 3%, 12/01/34 ... 6,470,000 7,243,877
State of Ohio ,
GO, R, Pre-Refunded, 5%, 5/01/26 .................................... 11,000,000 12,548,030
GO, R, Pre-Refunded, 5%, 5/01/27 .................................... 5,000,000 5,703,650
GO, R, Pre-Refunded, 5%, 5/01/28 .................................... 9,100,000 10,380,643
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 5%, 11/15/35 1,000,000 1,250,580
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/36 905,000 1,030,650
200,561,024
Oregon 4.7%
City of Portland , Water System , Revenue, Second Lien , 2013 A , Refunding , 5% ,
10/01/25 ........................................................ 5,000,000 5,487,800
Clackamas County School District No. 12 North Clackamas , GO , B , 5% , 6/15/32 .... 3,725,000 4,565,025
County of Yamhill , Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/35 ... 5,240,000 6,324,313
Hillsboro School District No. 1J ,
GO, 2020, 4%, 6/15/35 ............................................. 1,250,000 1,507,063
GO, 2020, 4%, 6/15/36 ............................................. 2,605,000 3,128,266
GO, 2020, 4%, 6/15/37 ............................................. 4,370,000 5,228,093
GO, 2020, 4%, 6/15/38 ............................................. 4,575,000 5,455,962
Medford Hospital Facilities Authority ,
Asante Health System Obligated Group, Revenue, 2020A, Refunding, 5%, 8/15/34 1,100,000 1,418,714
Asante Health System Obligated Group, Revenue, 2020A, Refunding, 5%, 8/15/35 800,000 1,028,400
Asante Health System Obligated Group, Revenue, 2020A, Refunding, 5%, 8/15/36 1,300,000 1,664,611
Oregon State Facilities Authority ,
Samaritan Health Services, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
10/01/25 ....................................................... 425,000 501,275
Samaritan Health Services, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
10/01/26 ....................................................... 150,000 181,434
Samaritan Health Services, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
10/01/28 ....................................................... 325,000 409,562
Samaritan Health Services, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
10/01/29 ....................................................... 600,000 765,792
Samaritan Health Services, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
10/01/35 ....................................................... 275,000 341,679
Port of Portland ,
Airport, Revenue, Twenty Seven A, 5%, 7/01/34 ........................... 9,110,000 11,400,072
Airport, Revenue, Twenty Seven A, 5%, 7/01/35 ........................... 6,565,000 8,183,601
Salem Hospital Facility Authority ,
Salem Health Obligated Group, Revenue, 2019 A, Refunding, 5%, 5/15/33 ....... 9,440,000 11,871,461
Salem Health Obligated Group, Revenue, 2019 A, Refunding, 5%, 5/15/34 ....... 3,780,000 4,736,340

Franklin Tax-Free Trust
Statement of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
60
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Municipal Bonds
(continued)
Oregon (continued)
Salem Hospital Facility Authority, (continued)
Salem Health Obligated Group, Revenue, 2019 A, Refunding, 5%, 5/15/35 ....... $ 9,010,000 $ 11,259,526
State of Oregon ,
Department of Transportation, Revenue, Senior Lien, 2014A, Pre-Refunded, 5%,
11/15/27 ....................................................... 3,000,000 3,509,100
Department of Transportation, Revenue, Senior Lien, 2014A, Pre-Refunded, 5%,
11/15/28 ....................................................... 3,500,000 4,093,950
Department of Transportation, Revenue, Sub. Lien, 2019A, Refunding, 5%, 11/15/35 17,980,000 23,235,554
Department of Transportation, Revenue, Sub. Lien, 2019A, Refunding, 5%, 11/15/36 15,805,000 20,349,570
Department of Transportation, Revenue, Sub. Lien, 2019A, Refunding, 4%, 11/15/42 16,000,000 18,734,720
Washington & Multnomah Counties School District No. 48J Beaverton ,
GO, B, Pre-Refunded, 5%, 6/15/27 ..................................... 5,000,000 5,757,200
GO, B, Pre-Refunded, 5%, 6/15/28 ..................................... 5,000,000 5,757,200
GO, B, Pre-Refunded, 5%, 6/15/29 ..................................... 7,500,000 8,635,800
175,532,083
Pennsylvania 3.4%
Allegheny County Hospital Development Authority , UPMC Obligated Group , Revenue ,
2019 A , Refunding , 5% , 7/15/34 ....................................... 5,000,000 6,348,900
City of Philadelphia ,
Water & Wastewater, Revenue, 2017 B, Refunding, 5%, 11/01/31 .............. 5,750,000 7,117,810
Water & Wastewater, Revenue, 2020A, Refunding, 5%, 11/01/36 .............. 1,000,000 1,300,580
Water & Wastewater, Revenue, 2020A, Refunding, 5%, 11/01/37 .............. 1,500,000 1,944,090
Water & Wastewater, Revenue, 2020A, Refunding, 5%, 11/01/38 .............. 2,000,000 2,583,880
Commonwealth Financing Authority ,
Commonwealth of Pennsylvania Department of Community & Economic
Development, Revenue, 2010C-1, AGMC Insured, 5%, 6/01/22 .............. 4,130,000 4,144,373
Commonwealth of Pennsylvania Department of Community & Economic
Development, Revenue, 2010C-1, AGMC Insured, 5%, 6/01/23 .............. 4,345,000 4,360,077
Commonwealth of Pennsylvania , GO, Second Series , 2013 , 5% , 10/15/26 ......... 13,375,000 14,971,707
Delaware Valley Regional Finance Authority , Revenue , 1998 A , AMBAC Insured , 5.5% ,
8/01/28 ......................................................... 7,000,000 9,029,020
Geisinger Authority , Geisinger Health System Obligated Group , Revenue , 2020A ,
Refunding , 4% , 4/01/39 ............................................. 4,000,000 4,619,920
Lancaster County Solid Waste Management Authority ,
Revenue, 2013 A, 5.25%, 12/15/25 .................................... 5,345,000 6,065,453
Revenue, 2013 A, 5.25%, 12/15/26 .................................... 5,835,000 6,616,248
Pennsylvania Economic Development Financing Authority ,
UPMC Obligated Group, Revenue, 2020 A, 5%, 4/15/33 ..................... 2,100,000 2,679,579
UPMC Obligated Group, Revenue, 2020 A, 5%, 4/15/34 ..................... 1,750,000 2,223,795
UPMC Obligated Group, Revenue, 2020 A, 5%, 4/15/35 ..................... 1,450,000 1,837,382
UPMC Obligated Group, Revenue, 2020 A, 4%, 4/15/38 ..................... 3,245,000 3,696,996
UPMC Obligated Group, Revenue, 2020 A, 4%, 4/15/39 ..................... 3,685,000 4,185,865
Pennsylvania Higher Educational Facilities Authority ,
Drexel University, Revenue, 2020 A, Refunding, AGMC Insured, 5%, 5/01/38 ..... 6,950,000 8,655,043
University of Pennsylvania Health System Obligated Group (The), Revenue, 2017 A,
4%, 8/15/34 .................................................... 5,895,000 6,785,145
Pennsylvania State University (The) , Revenue , A , 5% , 9/01/30 ................. 4,000,000 4,979,840
Pennsylvania Turnpike Commission ,
Revenue, 2011, Pre-Refunded, 5%, 12/01/24 ............................. 5,000,000 5,178,300
Revenue, 2011, Pre-Refunded, 5%, 12/01/25 ............................. 10,000,000 10,356,600
Philadelphia Authority for Industrial Development ,
MaST Community Charter School II, Revenue, 2020 A, 5%, 8/01/30 ............ 200,000 236,636
MaST Community Charter School II, Revenue, 2020 A, 5%, 8/01/40 ............ 300,000 351,879
Philadelphia Gas Works Co. ,
Revenue, 15th, Refunding, 5%, 8/01/30 ................................. 2,000,000 2,454,020

Franklin Tax-Free Trust
Statement of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
61
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Municipal Bonds
(continued)
Pennsylvania (continued)
Philadelphia Gas Works Co., (continued)
Revenue, 15th, Refunding, 5%, 8/01/31 ................................. $ 4,030,000 $ 4,925,708
127,648,846
Rhode Island 0.2%
State of Rhode Island ,
GO, 2019C, 5%, 1/15/32 ............................................ 4,500,000 5,741,280
GO, 2019C, 4%, 1/15/34 ............................................ 1,520,000 1,793,615
GO, 2019C, 4%, 1/15/35 ............................................ 600,000 705,690
8,240,585
South Carolina 0.8%
City of Anderson ,
Water & Sewer, Revenue, 2012, Refunding, AGMC Insured, 5%, 7/01/22 ........ 2,555,000 2,717,881
Water & Sewer, Revenue, 2012, Refunding, AGMC Insured, 5%, 7/01/23 ........ 2,695,000 2,864,731
Water & Sewer, Revenue, 2012, Refunding, AGMC Insured, 5%, 7/01/24 ........ 2,825,000 3,002,918
Water & Sewer, Revenue, 2012, Refunding, AGMC Insured, 5%, 7/01/25 ........ 2,965,000 3,151,321
County of Berkeley ,
Combined Utility System, Revenue, 2013, Pre-Refunded, 5%, 6/01/25 .......... 3,665,000 4,052,244
Combined Utility System, Revenue, 2013, Pre-Refunded, 5%, 6/01/26 .......... 1,700,000 1,879,622
South Carolina Jobs-Economic Development Authority , Prisma Health Obligated Group ,
Revenue , 2018 A , Refunding , 5% , 5/01/33 ............................... 6,000,000 7,276,080
South Carolina Public Service Authority , Revenue , 2020 A , Refunding , 5% , 12/01/31 . 2,355,000 3,096,802
28,041,599
Tennessee 1.0%
Chattanooga Health Educational & Housing Facility Board ,
CommonSpirit Health Obligated Group, Revenue, 2019A-1, Refunding, 5%, 8/01/31 1,500,000 1,893,450
CommonSpirit Health Obligated Group, Revenue, 2019A-1, Refunding, 5%, 8/01/34 1,000,000 1,246,870
CommonSpirit Health Obligated Group, Revenue, 2019A-1, Refunding, 5%, 8/01/35 1,250,000 1,554,025
CommonSpirit Health Obligated Group, Revenue, 2019A-1, Refunding, 4%, 8/01/36 1,000,000 1,144,720
City of Memphis , GO , 2012A , Refunding , 5% , 4/01/22 ........................ 15,805,000 16,623,383
Metropolitan Government of Nashville & Davidson County ,
Water & Sewer, Revenue, 2013, 5%, 7/01/26 ............................. 1,675,000 1,858,078
Water & Sewer, Revenue, 2013, 5%, 7/01/27 ............................. 1,800,000 1,992,726
Tennessee State School Bond Authority , Revenue , 2015B , 5% , 11/01/28 .......... 8,180,000 9,790,478
36,103,730
Texas 11.3%
City of Austin ,
Water & Wastewater System, Revenue, 2012, Refunding, 5%, 11/15/26 ......... 4,835,000 5,235,193
Water & Wastewater System, Revenue, 2012, Refunding, 5%, 11/15/27 ......... 4,000,000 4,328,200
Water & Wastewater System, Revenue, 2013 A, Refunding, 5%, 11/15/28 ....... 5,000,000 5,511,250
City of Dallas ,
Waterworks & Sewer System, Revenue, 2017, Refunding, 5%, 10/01/30 ........ 1,500,000 1,869,210
Waterworks & Sewer System, Revenue, 2017, Refunding, 5%, 10/01/31 ........ 2,500,000 3,110,050
Waterworks & Sewer System, Revenue, 2017, Refunding, 5%, 10/01/32 ........ 1,000,000 1,241,530
City of El Paso ,
GO, 2020 A, Refunding, 4%, 8/15/34 ................................... 1,000,000 1,193,990
GO, 2020 A, Refunding, 4%, 8/15/35 ................................... 1,000,000 1,190,320
GO, 2020 A, Refunding, 4%, 8/15/36 ................................... 1,000,000 1,185,090
City of Fort Worth ,
GO, 2012, Refunding, 5%, 3/01/25 ..................................... 6,000,000 6,284,880
GO, 2012, Refunding, 5%, 3/01/26 ..................................... 6,790,000 7,109,537
City of Houston ,
Combined Utility System, Revenue, First Lien, 2014 C, Refunding, 5%, 5/15/24 ... 5,000,000 5,736,000
Combined Utility System, Revenue, First Lien, 2014 C, Refunding, 5%, 5/15/26 ... 19,690,000 22,506,851

Franklin Tax-Free Trust
Statement of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
62
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Houston, (continued)
Combined Utility System, Revenue, First Lien, 2017 B, Refunding, 5%, 11/15/34 .. $ 3,250,000 $ 4,042,545
Combined Utility System, Revenue, First Lien, 2017 B, Refunding, 5%, 11/15/35 .. 4,500,000 5,585,715
City of San Antonio ,
Electric & Gas Systems, Revenue, 2012, Refunding, 5.25%, 2/01/25 ........... 27,000,000 31,936,410
Electric & Gas Systems, Revenue, 2015, Refunding, 5%, 2/01/27 .............. 10,415,000 12,548,513
Electric & Gas Systems, Revenue, Junior Lien, 2019, Refunding, 5%, 2/01/35 .... 4,400,000 5,714,720
Clear Creek Independent School District ,
GO, 2012B, Pre-Refunded, 5%, 2/15/25 ................................. 11,370,000 11,898,137
GO, 2012B, Pre-Refunded, 5%, 2/15/26 ................................. 12,060,000 12,620,187
County of Williamson ,
GO, 2012, Refunding, 5%, 2/15/23 ..................................... 6,235,000 6,516,074
GO, 2012, Pre-Refunded, 5%, 2/15/25 .................................. 13,780,000 14,420,081
Dallas Fort Worth International Airport ,
Revenue, 2013D, Refunding, 5.25%, 11/01/27 ............................ 5,000,000 5,632,250
Revenue, 2013D, Refunding, 5.25%, 11/01/28 ............................ 2,100,000 2,361,954
Ector County Hospital District ,
GO, 2020, Refunding, 5%, 9/15/29 ..................................... 800,000 969,080
GO, 2020, Refunding, 5%, 9/15/30 ..................................... 745,000 912,215
GO, 2020, Refunding, 5%, 9/15/31 ..................................... 450,000 548,883
GO, 2020, Refunding, 5%, 9/15/32 ..................................... 600,000 729,264
GO, 2020, Refunding, 5%, 9/15/33 ..................................... 650,000 785,811
GO, 2020, Refunding, 4%, 9/15/34 ..................................... 650,000 719,115
GO, 2020, Refunding, 4%, 9/15/35 ..................................... 700,000 771,750
El Paso Independent School District ,
GO, 2015, Pre-Refunded, PSF Guaranty, 5%, 8/15/27 ...................... 5,460,000 6,328,522
GO, 2015, Pre-Refunded, PSF Guaranty, 5%, 8/15/28 ...................... 2,500,000 2,897,675
Harris County Toll Road Authority (The) ,
Revenue, Senior Lien, 2018 A, Refunding, 5%, 8/15/32 ..................... 2,500,000 3,121,050
Revenue, Senior Lien, 2018 A, Refunding, 5%, 8/15/33 ..................... 2,500,000 3,117,450
Lower Colorado River Authority ,
LCRA Transmission Services Corp., Revenue, 2011A, Refunding, 5%, 5/15/24 .... 6,000,000 6,058,740
LCRA Transmission Services Corp., Revenue, 2011B, Refunding, 5%, 5/15/24 .... 10,620,000 10,723,970
LCRA Transmission Services Corp., Revenue, 2021, Refunding, 5%, 5/15/27 ..... 2,000,000 2,492,620
LCRA Transmission Services Corp., Revenue, 2021, Refunding, 5%, 5/15/28 ..... 2,200,000 2,795,914
LCRA Transmission Services Corp., Revenue, 2021, Refunding, 5%, 5/15/29 ..... 2,000,000 2,584,580
Metropolitan Transit Authority of Harris County ,
Sales & Use Tax, Revenue, 2014, Pre-Refunded, 5%, 11/01/26 ............... 2,000,000 2,331,880
Sales & Use Tax, Revenue, 2014, Pre-Refunded, 5%, 11/01/27 ............... 2,000,000 2,331,880
Sales & Use Tax, Revenue, 2014, 5%, 11/01/28 ........................... 2,000,000 2,326,180
North Texas Tollway Authority , North Texas Tollway System , Revenue, First Tier , A ,
Refunding , 4% , 1/01/33 ............................................. 5,000,000 5,674,300
Northwest Independent School District ,
GO, 2015A, Pre-Refunded, PSF Guaranty, 5%, 2/15/28 ..................... 4,815,000 5,664,077
GO, 2015A, Pre-Refunded, PSF Guaranty, 5%, 2/15/29 ..................... 7,015,000 8,252,025
Permanent University Fund , University of Texas System , Revenue , 2014 B , Refunding ,
5% , 7/01/27 ...................................................... 10,000,000 11,470,600
San Angelo Independent School District , GO , A , Pre-Refunded , PSF Guaranty , 5% ,
2/15/28 ......................................................... 5,220,000 5,934,044
San Antonio Water System ,
Revenue, Junior Lien, 2014 A, Refunding, 5%, 5/15/24 ...................... 1,500,000 1,689,090
Revenue, Junior Lien, 2014 A, Refunding, 5%, 5/15/26 ...................... 2,200,000 2,476,056
Revenue, Junior Lien, 2014 A, Refunding, 5%, 5/15/28 ...................... 2,000,000 2,248,640
Revenue, Junior Lien, 2014 A, Refunding, 5%, 5/15/29 ...................... 1,000,000 1,124,030
Texas Municipal Gas Acquisition & Supply Corp. III ,
Revenue, 2021, Refunding, 5%, 12/15/28 ................................ 1,500,000 1,890,900

Franklin Tax-Free Trust
Statement of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
63
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Texas Municipal Gas Acquisition & Supply Corp. III, (continued)
Revenue, 2021, Refunding, 5%, 12/15/29 ................................ $ 2,500,000 $ 3,195,200
Revenue, 2021, Refunding, 5%, 12/15/30 ................................ 2,250,000 2,908,597
Revenue, 2021, Refunding, 5%, 12/15/31 ................................ 2,250,000 2,938,837
Revenue, 2021, Refunding, 5%, 12/15/32 ................................ 2,250,000 2,978,483
Texas Transportation Commission ,
State Highway Fund, Revenue, First Tier, 2014-A, Refunding, 5%, 4/01/23 ....... 20,000,000 21,973,200
State Highway Fund, Revenue, First Tier, 2014-A, Refunding, 5%, 4/01/24 ....... 20,000,000 22,823,200
State Highway Fund, Revenue, First Tier, 2014-A, Refunding, 5%, 4/01/25 ....... 20,000,000 22,823,200
Texas Water Development Board ,
State Water Implementation Revenue Fund for Texas, Revenue, 2017 A, 5%,
10/15/31 ....................................................... 12,585,000 15,807,767
State Water Implementation Revenue Fund for Texas, Revenue, 2018 A, 4%,
10/15/34 ....................................................... 5,800,000 6,892,314
State Water Implementation Revenue Fund for Texas, Revenue, 2018 B, 4%,
10/15/36 ....................................................... 10,000,000 11,933,400
State Water Implementation Revenue Fund for Texas, Revenue, 2019 A, 4%,
10/15/36 ....................................................... 4,000,000 4,811,480
University of Houston ,
Revenue, 2020 A, Refunding, 3%, 2/15/36 ............................... 10,560,000 11,439,437
Revenue, 2020 A, Refunding, 3%, 2/15/37 ............................... 10,885,000 11,744,479
421,018,622
Utah 0.1%
City of Lehi , Sales Tax , Revenue , 2021 , AGMC Insured , 4% , 2/01/48 ............. 3,000,000 3,468,120
Utah Infrastructure Agency , Revenue , 2021 , 4% , 10/15/35 ..................... 400,000 459,376
3,927,496
Virginia 2.9%
City of Norfolk ,
Water, Revenue, 2012, 5%, 11/01/24 ................................... 95,000 100,249
Water, Revenue, 2012, 5%, 11/01/25 ................................... 90,000 94,951
City of Richmond , Public Utility , Revenue , 2016 A , Refunding , 5% , 1/15/32 ........ 10,000,000 12,016,400
Virginia College Building Authority , Revenue , 2015 D , 5% , 2/01/25 ............... 7,405,000 8,693,544
Virginia Commonwealth Transportation Board , Revenue , 2019 , 3% , 5/15/36 ....... 9,460,000 10,304,778
Virginia Public Building Authority ,
Revenue, B, Pre-Refunded, 4%, 8/01/29 ................................ 1,075,000 1,262,512
Revenue, B, 4%, 8/01/29 ............................................ 12,060,000 13,977,902
Virginia Public School Authority ,
Revenue, 2014C, 5%, 8/01/27 ........................................ 4,460,000 5,133,683
County of Prince William, Revenue, 2019 A, 3%, 10/01/37 ................... 5,405,000 5,974,579
Virginia Resources Authority ,
Clean Water Revolving Fund, Revenue, 2014B, Refunding, 5%, 10/01/26 ........ 26,155,000 30,365,955
Clean Water Revolving Fund, Revenue, 2015, Refunding, 5%, 10/01/28 ......... 11,950,000 14,326,138
Virginia Small Business Financing Authority ,
National Senior Campuses, Inc. Obligated Group, Revenue, 2020A, Refunding, 5%,
1/01/35 ........................................................ 3,000,000 3,634,740
National Senior Campuses, Inc. Obligated Group, Revenue, 2020A, Refunding, 4%,
1/01/36 ........................................................ 3,000,000 3,370,200
109,255,631
Washington 3.9%
City of Seattle ,
Drainage & Wastewater, Revenue, 2014, Refunding, 5%, 5/01/24 .............. 5,230,000 5,989,710
Drainage & Wastewater, Revenue, 2014, Refunding, 5%, 5/01/25 .............. 5,500,000 6,295,190
Drainage & Wastewater, Revenue, 2014, Refunding, 5%, 5/01/26 .............. 2,995,000 3,422,925
Drainage & Wastewater, Revenue, 2014, Refunding, 5%, 5/01/27 .............. 3,150,000 3,594,717

Franklin Tax-Free Trust
Statement of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
64
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington (continued)
City of Seattle, (continued)
Municipal Light & Power, Revenue, 2017 C, Refunding, 4%, 9/01/34 ............ $ 5,300,000 $ 6,126,323
County of King ,
Sewer, Revenue, 2014B, Refunding, 5%, 7/01/25 .......................... 1,200,000 1,380,780
Sewer, Revenue, 2014B, Refunding, 5%, 7/01/26 .......................... 1,200,000 1,378,200
Sewer, Revenue, 2014B, Refunding, 5%, 7/01/27 .......................... 1,900,000 2,179,414
Sewer, Revenue, 2014B, Refunding, 5%, 7/01/28 .......................... 3,050,000 3,492,006
Sewer, Revenue, 2014B, Refunding, 5%, 7/01/29 .......................... 2,600,000 2,972,164
Energy Northwest ,
Bonneville Power Administration, Revenue, 2014-A, Refunding, 5%, 7/01/22 ..... 3,250,000 3,459,885
Bonneville Power Administration, Revenue, 2019 A, Refunding, 5%, 7/01/36 ...... 7,000,000 8,918,560
Bonneville Power Administration, Revenue, A, Refunding, 5%, 7/01/23 .......... 3,500,000 3,882,550
Bonneville Power Administration, Revenue, A, Refunding, 5%, 7/01/24 .......... 1,250,000 1,439,662
State of Washington ,
GO, 2017D, 5%, 2/01/31 ............................................ 5,480,000 6,706,315
GO, 2017D, 5%, 2/01/32 ............................................ 10,000,000 12,224,500
GO, R-2015B, Refunding, 5%, 7/01/25 .................................. 29,370,000 33,836,883
Washington Health Care Facilities Authority ,
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 5%, 8/01/35 1,370,000 1,703,211
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/30 2,800,000 3,551,772
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/31 3,700,000 4,670,510
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/32 1,500,000 1,884,540
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/33 1,395,000 1,745,285
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/34 1,225,000 1,527,416
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/35 1,250,000 1,554,025
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/36 5,125,000 6,348,901
Overlake Hospital Medical Center Obligated Group, Revenue, B, Refunding, 5%,
7/01/30 ........................................................ 1,000,000 1,213,100
Overlake Hospital Medical Center Obligated Group, Revenue, B, Refunding, 5%,
7/01/31 ........................................................ 1,925,000 2,325,747
Seattle Cancer Care Alliance Obligated Group, Revenue, 2020, Refunding, 5%,
9/01/38 ........................................................ 1,000,000 1,268,930
Seattle Cancer Care Alliance Obligated Group, Revenue, 2020, Refunding, 5%,
9/01/39 ........................................................ 1,000,000 1,265,510
Seattle Cancer Care Alliance Obligated Group, Revenue, 2020, Refunding, 5%,
9/01/40 ........................................................ 1,000,000 1,262,090
b
Seattle Cancer Care Alliance Obligated Group, Revenue, 144A, 2021, 3%, 12/01/35 440,000 459,703
Virginia Mason Medical Center Obligated Group, Revenue, 2017, Refunding, 5%,
8/15/31 ........................................................ 2,250,000 2,680,537
Virginia Mason Medical Center Obligated Group, Revenue, 2017, Refunding, 5%,
8/15/32 ........................................................ 1,605,000 1,905,023
Virginia Mason Medical Center Obligated Group, Revenue, 2017, Refunding, 5%,
8/15/35 ........................................................ 2,400,000 2,825,040
145,491,124
West Virginia 0.3%
State of West Virginia , GO , 2019 A , 5% , 12/01/36 ........................... 9,700,000 12,324,044
Wisconsin 0.7%
Public Finance Authority ,
2017 IAVF Rubix LLC, Revenue, 2020A, 3.5%, 12/01/32 .................... 1,405,000 1,411,969
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020A, 4%,
11/15/37 ....................................................... 600,000 691,488
Renown Regional Medical Center, Revenue, 2020A, Refunding, 4%, 6/01/35 ..... 2,100,000 2,465,526
b,c
WV 2020 Holdings LLC Obligated Group, Revenue, 144A, 2020 A-1, Mandatory Put,
3.5%, 12/01/35 .................................................. 9,700,000 9,633,264
Wisconsin Department of Transportation , Revenue , 2017 2 , Refunding , 5% , 7/01/31 . 5,000,000 6,195,300

Franklin Tax-Free Trust
Statement of Investments
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
65
s
See Abbreviations on page 170 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority ,
Marshfield Clinic Health System Obligated Group, Revenue, 2020A, Refunding,
AGMC Insured, 4%, 2/15/34 ........................................ $ 600,000 $ 708,414
Marshfield Clinic Health System Obligated Group, Revenue, 2020A, Refunding,
AGMC Insured, 4%, 2/15/35 ........................................ 1,000,000 1,177,440
Marshfield Clinic Health System Obligated Group, Revenue, 2020A, Refunding,
AGMC Insured, 4%, 2/15/36 ........................................ 600,000 703,806
Marshfield Clinic Health System Obligated Group, Revenue, 2020A, Refunding,
AGMC Insured, 4%, 2/15/37 ........................................ 600,000 701,082
Wisconsin Masonic Home Obligated Group, Revenue, 2021 A, 4%, 8/15/41 ...... 1,650,000 1,850,211
25,538,500
U.S. Territories 0.6%
District of Columbia 0.6%
District of Columbia, Income Tax, Revenue, 2019A, 5%, 3/01/33 ................ 3,000,000 3,898,590
Washington Metropolitan Area Transit Authority ,
Revenue, 2017B, 5%, 7/01/31 ........................................ 5,000,000 6,119,850
Revenue, 2017B, 5%, 7/01/32 ........................................ 5,750,000 7,015,403
Revenue, 2020A, 5%, 7/15/35 ........................................ 5,000,000 6,458,000
23,491,843
Puerto Rico 0.0%
†
Puerto Rico Highway & Transportation Authority, Revenue, CC, Refunding, AGMC
Insured, 5.5%, 7/01/29 .............................................. 1,000,000 1,219,210
Total U.S. Territories .................................................................... 24,711,053
Total Municipal Bonds (Cost $3,457,171,906) ...................................
3,654,516,134
Total Long Term Investments (Cost $3,525,800,218) .............................
3,721,641,987
a
a a a a
a
Total Investments (Cost $3,525,800,218) 100.0% ................................
$3,721,641,987
Other Assets, less Liabilities 0.0% .............................................
453,577
Net Assets 100.0% ...........................................................
$3,722,095,564
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in affiliated management investment companies.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2021, the aggregate value of these securities was $18,507,340, representing 0.5% of net assets.
c
The maturity date shown represents the mandatory put date.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Limited-Term Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
66
a
Year Ended February 28, Year Ended
February 28,
2019
b
2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ............................................ $10.59 $10.35 $10.27
Income from investment operations
c
:
Net investment income
d
.................................................. 0.11 0.15 0.07
Net realized and unrealized gains (losses) .................................... (0.03) 0.25 0.08
Total from investment operations ............................................. 0.08 0.40 0.15
Less distributions from:
Net investment income ................................................... (0.11) (0.16) (0.07)
Net asset value, end of year ................................................ $10.56 $10.59 $10.35
Total return
e
............................................................ 0.75% 3.88% 1.49%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ............................... 0.81% 0.81% 0.83%
Expenses net of waiver and payments by affiliates
g
............................... 0.64% 0.64% 0.65%
Net investment income .................................................... 1.01% 1.42% 1.23%
Supplemental data
Net assets, end of year (000’s) .............................................. $294,622 $158,939 $103,864
Portfolio turnover rate ..................................................... 19.85% 10.10% 64.94%
a
For the year ended February 29.
c
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
67
a
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.60 $10.36 $10.29 $10.37 $10.45
Income from investment operations
b
:
Net investment income
c
......................... 0.12 0.16 0.14 0.09 0.09
Net realized and unrealized gains (losses) ........... (0.03) 0.25 0.08 (0.09) (0.09)
Total from investment operations .................... 0.09 0.41 0.22 — —
Less distributions from:
Net investment income .......................... (0.12) (0.17) (0.15) (0.08) (0.08)
Net asset value, end of year ....................... $10.57 $10.60 $10.36 $10.29 $10.37
Total return
d
................................... 0.85% 3.99% 2.11% 0.01% 0.04%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.71% 0.71% 0.73% 0.71% 0.70%
Expenses net of waiver and payments by affiliates ....... 0.55%
e
0.54%
e
0.55%
e
0.63% 0.63%
Net investment income ........................... 1.14% 1.52% 1.33% 0.84% 0.83%
Supplemental data
Net assets, end of year (000’s) ..................... $468,057 $518,898 $582,767 $687,197 $810,811
Portfolio turnover rate ............................ 19.85% 10.10% 64.94% 40.13% 18.54%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
68
a
Year Ended February 28, Year Ended
February 28,
2018
b
2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $10.59 $10.35 $10.28 $10.37
Income from investment operations
c
:
Net investment income
d
...................................... 0.14 0.18 0.16 0.07
Net realized and unrealized gains (losses) ........................ (0.03) 0.25 0.07 (0.10)
Total from investment operations ................................. 0.11 0.43 0.23 (0.03)
Less distributions from:
Net investment income ....................................... (0.14) (0.19) (0.16) (0.06)
Net asset value, end of year .................................... $10.56 $10.59 $10.35 $10.28
Total return
e
................................................ 1.03% 4.18% 2.29% (0.32)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ................... 0.54% 0.54% 0.55% 0.54%
Expenses net of waiver and payments by affiliates .................... 0.37%
g
0.36%
g
0.36%
g
0.44%
Net investment income ........................................ 1.30% 1.70% 1.52% 1.03%
Supplemental data
Net assets, end of year (000’s) .................................. $70,227 $51,952 $47,182 $51,656
Portfolio turnover rate ......................................... 19.85% 10.10% 64.94% 40.13%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
69
a
Year Ended February 28,
2021 2020
a
2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.60 $10.35 $10.29 $10.37 $10.44
Income from investment operations
b
:
Net investment income
c
......................... 0.13 0.17 0.15 0.10 0.10
Net realized and unrealized gains (losses) ........... (0.02) 0.27 0.07 (0.08) (0.07)
Total from investment operations .................... 0.11 0.44 0.22 0.02 0.03
Less distributions from:
Net investment income .......................... (0.14) (0.19) (0.16) (0.10) (0.10)
Net asset value, end of year ....................... $10.57 $10.60 $10.35 $10.29 $10.37
Total return .................................... 1.00% 4.14% 2.16% 0.16% 0.28%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.56% 0.56% 0.58% 0.56% 0.55%
Expenses net of waiver and payments by affiliates ....... 0.40%
d
0.39%
d
0.40%
d
0.48% 0.48%
Net investment income ........................... 1.26% 1.67% 1.48% 0.99% 0.99%
Supplemental data
Net assets, end of year (000’s) ..................... $517,221 $291,452 $274,316 $247,708 $296,298
Portfolio turnover rate ............................ 19.85% 10.10% 64.94% 40.13% 18.54%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments, February 28, 2021
Franklin Federal Limited-Term Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
70
a a
Shares
a
Value
a
Management Investment Companies 2.7%
Capital Markets 2.7%
a
Franklin Liberty Federal Tax-Free Bond ETF ............................... 1,400,000 $ 37,366,280
Total Management Investment Companies (Cost $36,654,700) ....................
37,366,280
Principal
Amount
a a a a
Municipal Bonds 84.8%
Alabama 1.3%
b
Black Belt Energy Gas District , Revenue , 2016 A , Mandatory Put , 4% , 6/01/21 ..... $ 5,000,000 5,038,000
b
Industrial Development Board of the City of Mobile Alabama ,
Alabama Power Co., Revenue, 2007 A, Mandatory Put, 1%, 6/26/25 ........... 4,000,000 4,041,160
Alabama Power Co., Revenue, 2008, Mandatory Put, 2.9%, 12/12/23 ........... 7,550,000 8,053,359
17,132,519
Alaska 0.9%
Alaska Municipal Bond Bank Authority , Revenue , 2020 , Refunding , 5% , 12/01/21 ... 1,000,000 1,034,430
Borough of Matanuska-Susitna , State of Alaska Department of Administration ,
Revenue , 2015 , Refunding , 5.25% , 9/01/29 .............................. 10,000,000 11,599,000
12,633,430
Arizona 1.4%
Arizona Industrial Development Authority ,
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020A, 4%,
11/01/24 ....................................................... 1,000,000 1,116,390
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020A, 4%,
11/01/25 ....................................................... 1,000,000 1,141,190
b
Maricopa County Industrial Development Authority , HonorHealth Obligated Group ,
Revenue , 2019 C , Mandatory Put , 0.83% , ( SIFMA Municipal Swap Index + 0.8% ),
9/01/24 ......................................................... 17,000,000 16,946,280
19,203,860
Arkansas 0.8%
State of Arkansas , GO , 2013 , 3.25% , 6/15/22 .............................. 11,195,000 11,294,524
California 3.5%
California County Tobacco Securitization Agency ,
Revenue, Senior Lien, 2020 A, Refunding, 3%, 6/01/21 ..................... 400,000 402,636
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/22 ..................... 400,000 418,108
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/23 ..................... 400,000 431,712
b
California Health Facilities Financing Authority , Providence St. Joseph Health Obligated
Group , Revenue , 2016 B-3 , Refunding , Mandatory Put , 2% , 10/01/25 ........... 13,340,000 14,136,932
California Statewide Communities Development Authority ,
b
Southern California Edison Co., Revenue, D, Refunding, Mandatory Put, 2.625%,
12/01/23 ....................................................... 3,000,000 3,169,620
Viamonte Senior Living 1, Inc., Revenue, 2018 B-3, California Mortgage Insured, 3%,
7/01/27 ........................................................ 3,500,000 3,505,180
County of Los Angeles , Revenue , 2020-21 A , 4% , 6/30/21 ..................... 5,000,000 5,064,600
Los Angeles Unified School District ,
GO, 2020 A, Refunding, 3%, 7/01/27 ................................... 4,975,000 5,658,167
GO, 2020 A, Refunding, 4%, 7/01/28 ................................... 3,400,000 4,136,780
Mount San Antonio Community College District , GO , 2017 , ETM, Zero Cpn., 4/01/22 . 10,000,000 9,981,700
46,905,435
Colorado 0.7%
Denver City & County School District No. 1 , GO , 2012B , 4% , 12/01/27 ........... 7,480,000 7,898,356
Regional Transportation District ,
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 5%, 1/15/24 ........ 400,000 447,064
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 5%, 7/15/24 ........ 300,000 340,689

Franklin Tax-Free Trust
Statement of Investments
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
71
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Regional Transportation District, (continued)
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 5%, 1/15/25 ........ $ 325,000 $ 373,968
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 5%, 7/15/25 ........ 400,000 466,884
9,526,961
Connecticut 0.6%
b
Connecticut State Health & Educational Facilities Authority , Yale University , Revenue ,
2015A , Refunding , Mandatory Put , 2.05% , 7/12/21 ......................... 7,500,000 7,553,025
Delaware 0.4%
b
Delaware State Economic Development Authority , NRG Energy, Inc. , Revenue , 2020 A ,
Refunding , Mandatory Put , 1.25% , 10/01/25 .............................. 5,000,000 4,965,450
Florida 2.0%
County of Escambia , Florida Power & Light Co. , Revenue , 2003 , Refunding , 2.6% ,
6/01/23 ......................................................... 5,000,000 5,234,150
Florida Municipal Power Agency , Revenue , 2017 A , Refunding , 5% , 10/01/25 ...... 1,000,000 1,195,330
Jacksonville Transportation Authority ,
Revenue, Senior Lien, 2020, 5%, 8/01/22 ................................ 1,615,000 1,722,252
Revenue, Senior Lien, 2020, 5%, 8/01/23 ................................ 1,720,000 1,909,424
Revenue, Senior Lien, 2020, 5%, 8/01/24 ................................ 1,805,000 2,073,674
Revenue, Senior Lien, 2020, 5%, 8/01/25 ................................ 1,800,000 2,131,812
Revenue, Senior Lien, 2020, 5%, 8/01/26 ................................ 1,940,000 2,359,835
Revenue, Senior Lien, 2020, 5%, 8/01/27 ................................ 2,095,000 2,606,306
Orlando-Orange County Expressway Authority , Central Florida Expressway Authority ,
Revenue , 2012 , Refunding , AGMC Insured , 5% , 7/01/24 .................... 4,000,000 4,241,760
State of Florida , Department of Transportation Turnpike System , Revenue , 2012 A ,
2.875% , 7/01/25 ................................................... 3,000,000 3,093,210
26,567,753
Georgia 3.8%
City of Atlanta ,
Department of Aviation, Revenue, 2020A, Refunding, 5%, 7/01/24 ............. 2,500,000 2,879,325
Department of Aviation, Revenue, 2020A, Refunding, 5%, 7/01/25 ............. 1,500,000 1,784,670
b
Development Authority of Monroe County (The) , Georgia Power Co. , Revenue, First
Series , 2009 , Refunding , Mandatory Put , 2.05% , 11/19/21 ................... 3,250,000 3,290,040
Georgia State Road & Tollway Authority , Revenue , 2020 , 5% , 6/01/29 ............ 5,250,000 6,862,170
b
Main Street Natural Gas, Inc. , Revenue , 2018 A , Mandatory Put , 4% , 9/01/23 ...... 10,025,000 10,834,318
Metropolitan Atlanta Rapid Transit Authority , Revenue , 2018A , Refunding , 3% , 7/01/23 11,000,000 11,665,170
State of Georgia , GO , 2016A , 5% , 2/01/23 ................................ 12,375,000 13,506,570
50,822,263
Hawaii 2.3%
State of Hawaii , GO , EF , Refunding , 5% , 11/01/23 ........................... 10,000,000 10,795,300
University of Hawaii ,
Revenue, 2020 D, Refunding, 5%, 10/01/24 .............................. 600,000 696,600
Revenue, 2020 D, Refunding, 5%, 10/01/25 .............................. 1,725,000 2,069,724
Revenue, 2020 D, Refunding, 5%, 10/01/26 .............................. 4,360,000 5,379,978
Revenue, 2020B, Refunding, 5%, 10/01/24 .............................. 3,440,000 3,993,840
Revenue, 2020B, Refunding, 5%, 10/01/25 .............................. 3,440,000 4,127,450
Revenue, 2020B, Refunding, 5%, 10/01/26 .............................. 2,865,000 3,535,238
30,598,130
Illinois 3.3%
Chicago Park District ,
GO, 2020 F-2, Refunding, 5%, 1/01/25 .................................. 350,000 398,605
GO, 2020 F-2, Refunding, 5%, 1/01/26 .................................. 500,000 583,060
GO, 2020 F-2, Refunding, 5%, 1/01/27 .................................. 550,000 653,818

Franklin Tax-Free Trust
Statement of Investments
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
72
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
County of Cook ,
GO, 2021 A, Refunding, 5%, 11/15/22 .................................. $ 5,000,000 $ 5,405,050
Sales Tax, Revenue, 2021 A, Refunding, 5%, 11/15/29 ...................... 845,000 1,097,858
b
Illinois Finance Authority ,
Field Museum of Natural History, Revenue, 2019, Refunding, Mandatory Put,
0.584%, 9/01/22 ................................................. 8,510,000 8,473,577
OSF Healthcare System Obligated Group, Revenue, 2020 B-1, Refunding,
Mandatory Put, 5%, 11/15/24 ....................................... 1,250,000 1,420,688
State of Illinois ,
GO, 2016, Refunding, 5%, 2/01/28 ..................................... 2,000,000 2,318,860
GO, 2016, Refunding, 5%, 2/01/29 ..................................... 750,000 863,490
GO, 2017D, 5%, 11/01/25 ........................................... 10,000,000 11,371,000
GO, 2018 A, Refunding, 5%, 10/01/28 .................................. 500,000 597,070
GO, 2018 A, Refunding, 5%, 10/01/29 .................................. 375,000 444,094
GO, 2018A, 6%, 5/01/25 ............................................ 6,000,000 7,030,140
GO, 2018B, Refunding, 5%, 10/01/31 ................................... 625,000 731,975
GO, 2019 B, 5%, 11/01/30 ........................................... 375,000 449,996
GO, 2020, 5.5%, 5/01/30 ............................................ 1,710,000 2,144,528
c,d
Upper Illinois River Valley Development Authority , 2018 IAVF Timber Oaks & Prairie
View Obligated Group , Revenue , 144A, 2020B , Refunding , 4.25% , 3/01/23 ...... 1,107,000 1,107,863
45,091,672
Iowa 0.9%
Des Moines Independent Community School District , Revenue , 2018 , AGMC Insured ,
3% , 6/01/29 ...................................................... 9,300,000 10,057,299
Iowa Finance Authority , State Revolving Fund , Revenue , 2020 A , 5% , 8/01/33 ...... 2,000,000 2,640,380
12,697,679
Kansas 0.1%
Reno County Unified School District No. 308 Hutchinson , GO , 2019 , Refunding , 5% ,
9/01/27 ......................................................... 1,575,000 1,969,679
Kentucky 1.7%
b
Kentucky Public Energy Authority ,
Revenue, 2018A, Mandatory Put, 4%, 4/01/24 ............................ 10,000,000 10,903,100
Revenue, 2020 A, Mandatory Put, 4%, 6/01/26 ............................ 10,000,000 11,447,300
22,350,400
Louisiana 3.7%
City of New Orleans ,
Sewerage Service, Revenue, 2020 B, 5%, 6/01/26 ......................... 450,000 537,822
Sewerage Service, Revenue, 2020 B, 5%, 6/01/27 ......................... 600,000 733,128
Sewerage Service, Revenue, 2020 B, 5%, 6/01/28 ......................... 550,000 684,084
d
Louisiana Local Government Environmental Facilities & Community Development
Authority , Invest in Americas Veterans Foundation Louisiana, Inc. , Revenue , 144A,
2020A , Refunding , 2.75% , 12/01/25 .................................... 1,119,000 1,122,626
b
Louisiana Public Facilities Authority , Ochsner Clinic Foundation Obligated Group ,
Revenue , 2020 B , Refunding , Mandatory Put , 5% , 5/15/25 ................... 7,500,000 8,779,200
Louisiana Stadium & Exposition District , Revenue , 2020 , 5% , 7/03/23 ............ 3,650,000 3,943,898
b
Parish of St. John the Baptist , Marathon Oil Corp. , Revenue , 2017 B1 , Refunding ,
Mandatory Put , 2.125% , 7/01/24 ...................................... 4,100,000 4,190,979
State of Louisiana ,
GO, 2013-A, Pre-Refunded, 4%, 5/15/31 ................................ 15,225,000 16,485,326
GO, 2019-A, 5%, 3/01/31 ............................................ 10,870,000 13,869,250
50,346,313
Maryland 4.9%
City of Baltimore , GO , 2017 B , Refunding , 5% , 10/15/25 ...................... 5,000,000 6,011,600

Franklin Tax-Free Trust
Statement of Investments
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
73
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
County of Montgomery , COP , 2020 A , 5% , 10/01/27 .......................... $ 7,465,000 $ 9,444,867
b
Maryland Health & Higher Educational Facilities Authority , University of Maryland
Medical System Obligated Group , Revenue , 2020B-2 , Refunding , Mandatory Put ,
5% , 7/01/27 ...................................................... 5,110,000 6,223,929
State of Maryland ,
GO, 2017 B, Refunding, 5%, 8/01/26 ................................... 12,330,000 15,203,876
GO, Second Series, 2013A, Pre-Refunded, 5%, 8/01/23 ..................... 11,355,000 11,584,258
Washington Suburban Sanitary Commission ,
Revenue, 2013, Pre-Refunded, 4%, 6/01/28 .............................. 5,500,000 5,964,475
Revenue, 2013, Pre-Refunded, 4%, 6/01/30 .............................. 5,500,000 5,964,475
Revenue, 2013, Pre-Refunded, 4%, 6/01/31 .............................. 5,500,000 5,964,475
66,361,955
Massachusetts 0.6%
Commonwealth of Massachusetts , GO , 2020 A , 2% , 4/21/21 ................... 3,000,000 3,007,920
b
Massachusetts Development Finance Agency , Mass General Brigham, Inc. , Revenue ,
2017 S-4 , Refunding , Mandatory Put , 5% , 1/25/24 ......................... 5,000,000 5,659,700
8,667,620
Michigan 1.2%
City of Grand Rapids , Sanitary Sewer System , Revenue , 1998 A , Refunding , BHAC,
AGMC, FGIC Insured , 5.5% , 1/01/22 ................................... 1,100,000 1,148,730
Michigan Finance Authority , Tobacco Settlement , Revenue, Senior Lien , 2020 B1 , 2 ,
Refunding , 1.25% , 6/01/30 ........................................... 1,000,000 1,001,320
Michigan State Housing Development Authority , Revenue , 2019 A-1 , 1.5% , 10/01/22 . 1,000,000 1,000,780
Michigan State University ,
Revenue, 2020 A, Refunding, 5%, 8/15/29 ............................... 3,500,000 4,571,875
Revenue, 2020 A, Refunding, 5%, 8/15/31 ............................... 5,415,000 7,145,905
State of Michigan , GO , 2020A , 5% , 5/15/30 ................................ 1,350,000 1,803,262
16,671,872
Minnesota 1.9%
b
City of Brooklyn Center , Brooklyn Center AH I LLLP , Revenue , 2019 , Refunding ,
Mandatory Put , 1.35% , 7/01/22 ....................................... 4,000,000 4,003,200
City of Minneapolis , GO , 2020 , Refunding , 2% , 12/01/29 ...................... 5,730,000 5,948,943
b
Dakota County Community Development Agency , Eagan AH I LLLP , Revenue , 2020 ,
Mandatory Put , 0.35% , 6/01/23 ....................................... 6,000,000 6,004,020
Farmington Independent School District No. 192 , GO , 2015 C , Refunding , 5% , 2/01/24 6,065,000 6,869,462
Minnesota Higher Education Facilities Authority ,
University of St. Thomas, Revenue, 2019, 5%, 10/01/26 ..................... 1,000,000 1,215,600
University of St. Thomas, Revenue, 2019, 5%, 10/01/27 ..................... 1,000,000 1,239,910
25,281,135
Montana 0.5%
b
Montana Facility Finance Authority , Billings Clinic Obligated Group , Revenue , 2018C ,
Refunding , Mandatory Put , 0.58% , ( SIFMA Municipal Swap Index + 0.55% ), 8/15/23 6,300,000 6,312,159
Nevada 1.7%
County of Clark Department of Aviation , Revenue, Sub. Lien , 2018A , Refunding , 5% ,
7/01/21 ......................................................... 17,080,000 17,349,010
Las Vegas Valley Water District ,
GO, 2020 D, Refunding, 5%, 6/01/24 ................................... 1,745,000 2,006,296
GO, 2020 D, Refunding, 5%, 6/01/25 ................................... 2,750,000 3,271,978
22,627,284
New Jersey 8.5%
Bergen County Improvement Authority (The) , Revenue , 2020 A , Refunding , 3% ,
8/15/22 ......................................................... 2,500,000 2,595,350

Franklin Tax-Free Trust
Statement of Investments
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
74
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
City of Newark ,
GO, 2020 A, Refunding, AGMC Insured, 5%, 10/01/23 ...................... $ 1,000,000 $ 1,108,720
GO, 2020 A, Refunding, AGMC Insured, 5%, 10/01/24 ...................... 1,000,000 1,144,860
County of Atlantic ,
GO, 2020, 0.375%, 6/01/21 .......................................... 501,000 500,484
GO, 2020, 0.375%, 6/01/23 .......................................... 1,730,000 1,701,040
GO, 2020, 0.375%, 6/01/24 .......................................... 1,765,000 1,713,373
GO, 2020, 0.375%, 6/01/25 .......................................... 1,800,000 1,722,024
County of Union ,
GO, 2020, 0.5%, 3/01/23 ............................................ 5,215,000 5,231,584
GO, 2020, 0.5%, 3/01/24 ............................................ 5,290,000 5,279,737
Garden State Preservation Trust , Revenue , 2005 A , AGMC Insured , 5.75% , 11/01/28 25,000,000 30,965,000
New Jersey Economic Development Authority ,
e
Revenue, FRN, 2019 A, Refunding, 5.25%, 4/01/28 ........................ 5,000,000 6,225,050
b
New Jersey-American Water Co., Inc., Revenue, 2019 B, Refunding, Mandatory Put,
2.05%, 12/03/29 ................................................. 7,500,000 7,849,875
e
State of New Jersey Department of the Treasury, Revenue, FRN, 2013 I, Refunding,
1.63%, (SIFMA Municipal Swap Index + 1.6%), 3/01/28 .................... 12,170,000 12,190,324
New Jersey Transportation Trust Fund Authority ,
Revenue, 2006C, AMBAC Insured, Zero Cpn., 12/15/26 ..................... 10,000,000 9,277,000
Revenue, 2006C, BHAC Insured, Zero Cpn., 12/15/27 ...................... 11,110,000 10,218,534
State of New Jersey ,
GO, 3%, 6/01/25 .................................................. 2,000,000 2,098,700
GO, 2020 A, 5%, 6/01/29 ............................................ 3,000,000 3,802,170
GO, 2020 A, 4%, 6/01/30 ............................................ 5,000,000 5,952,650
GO, 2020 A, 3%, 6/01/32 ............................................ 5,000,000 5,525,300
115,101,775
New York 6.4%
b
Chautauqua County Capital Resource Corp. , Jamestown Center City Development
Corp. , Revenue , 2013 , Refunding , Mandatory Put , 2% , 11/01/21 .............. 4,750,000 4,777,835
City of New York , GO , 2019A , Refunding , 5% , 8/01/22 ........................ 5,000,000 5,338,700
County of Suffolk ,
GO, 2018 B, AGMC Insured, 4%, 10/15/28 ............................... 4,205,000 4,843,277
GO, 2020-II, 2%, 8/19/21 ............................................ 2,560,000 2,580,147
Metropolitan Transportation Authority ,
b
Revenue, 2012G-4, Refunding, Mandatory Put, 0.632%, 11/01/22 ............. 6,240,000 6,214,853
Revenue, 2017 D, Refunding, 5%, 11/15/25 .............................. 3,775,000 4,432,756
Revenue, 2020 A-1, 5%, 2/01/23 ...................................... 8,250,000 8,890,530
New York City Industrial Development Agency ,
Queens Ballpark Co. LLC, Revenue, 2021A, Refunding, AGMC Insured, 5%, 1/01/24 1,000,000 1,127,630
Queens Ballpark Co. LLC, Revenue, 2021A, Refunding, AGMC Insured, 5%, 1/01/25 1,000,000 1,165,390
Yankee Stadium LLC, Revenue, 2020 A, Refunding, AGMC Insured, 5%, 3/01/28 .. 1,350,000 1,675,404
New York State Dormitory Authority ,
Cornell University, Revenue, 2020A, Refunding, 5%, 7/01/26 ................. 5,000,000 6,150,700
State of New York Personal Income Tax, Revenue, 2020 B, 5%, 3/31/21 ......... 5,000,000 5,020,450
New York State Energy Research & Development Authority ,
New York State Electric & Gas Corp., Revenue, 1994 D, Refunding, 3.5%, 10/01/29 3,000,000 3,481,770
b
Rochester Gas and Electric Corp., Revenue, 1997 A, Refunding, Mandatory Put, 3%,
7/01/25 ........................................................ 10,000,000 10,927,900
New York State Housing Finance Agency ,
Revenue, 2017K, GNMA Insured, 1.5%, 5/01/21 ........................... 10,000,000 10,021,000
Revenue, 2020F, 1.1%, 11/01/26 ...................................... 2,860,000 2,887,370
New York State Urban Development Corp. , State of New York Personal Income Tax ,
Revenue , 2020 C , Refunding , 5% , 3/15/27 ............................... 4,000,000 4,980,880

Franklin Tax-Free Trust
Statement of Investments
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
75
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York Transportation Development Corp. ,
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/25 ... $ 500,000 $ 584,135
JFK International Air Terminal LLC, Revenue, 2020C, Refunding, 5%, 12/01/25 ... 900,000 1,058,247
86,158,974
North Carolina 1.0%
City of Charlotte , COP , 2013B , 3% , 6/01/22 ................................ 7,500,000 7,515,750
North Carolina State University at Raleigh ,
Revenue, 2018, Refunding, 5%, 10/01/26 ................................ 3,000,000 3,714,780
Revenue, 2018, Refunding, 5%, 10/01/27 ................................ 1,500,000 1,905,525
13,136,055
Ohio 3.3%
County of Cuyahoga , Revenue , 2020 D , Refunding , 3% , 12/01/21 ............... 9,090,000 9,281,345
County of Lucas , Promedica Healthcare Obligated Group , Revenue , 2011A , Pre-
Refunded , 6.5% , 11/15/37 ........................................... 10,000,000 10,442,200
Hillsdale Local School District , COP , 2020 , BAM Insured , 4% , 12/01/22 ........... 1,200,000 1,276,440
Ohio Water Development Authority ,
Revenue, 2018, 5%, 6/01/28 ......................................... 7,000,000 8,950,480
Water Pollution Control Loan Fund, Revenue, 2019A, 5%, 6/01/29 ............. 8,500,000 11,102,785
Sycamore Community City School District , GO , 2020 , 4% , 12/01/23 ............. 2,560,000 2,816,179
43,869,429
Oklahoma 0.4%
Oklahoma County Finance Authority , Oklahoma County Independent School District
No. 52 Midwest City-Del City , Revenue , 2018 , 5% , 10/01/22 .................. 1,000,000 1,074,050
Tulsa County Industrial Authority ,
Tulsa County Independent School District No. 11 Owasso, Revenue, 2018, 5%,
9/01/21 ........................................................ 2,010,000 2,057,315
Tulsa County Independent School District No. 11 Owasso, Revenue, 2018, 5%,
9/01/22 ........................................................ 1,500,000 1,605,705
Tulsa County Independent School District No. 11 Owasso, Revenue, 2018, 5%,
9/01/23 ........................................................ 1,170,000 1,299,285
6,036,355
Oregon 0.9%
Deschutes & Jefferson Counties School District No. 2J Redmond , GO , 2021 , 3% ,
6/15/25 ......................................................... 850,000 938,697
Salem-Keizer School District No. 24J , GO , 2018 , 5% , 6/15/25 .................. 2,000,000 2,377,040
State of Oregon ,
GO, 2015B, Refunding, 5%, 8/01/27 .................................... 2,785,000 3,306,380
Department of Transportation, Revenue, Senior Lien, 2012 A, Refunding, 5%,
11/15/22 ....................................................... 5,000,000 5,411,350
12,033,467
Pennsylvania 6.3%
Albert Gallatin Area School District , GO , 2020 B , AGMC Insured , 4% , 9/01/27 ...... 1,130,000 1,309,873
Commonwealth of Pennsylvania , GO, First Series , 2020 , 4% , 5/01/32 ............ 13,855,000 16,770,923
Delaware Valley Regional Finance Authority ,
Revenue, 1998 A, AMBAC Insured, 5.5%, 8/01/28 ......................... 13,000,000 16,768,180
b
Revenue, 2018 B, Mandatory Put, 0.45%, 9/01/22 ......................... 2,500,000 2,495,425
Revenue, 2021 A, 2%, 10/01/29 ....................................... 3,000,000 3,108,420
b
Geisinger Authority , Geisinger Health System Obligated Group , Revenue , 2014B ,
Refunding , Mandatory Put , 1.147% , ( 1-month USD LIBOR + 1.07% ), 6/01/24 ..... 10,000,000 10,138,000
b
Lehigh County Industrial Development Authority , PPL Electric Utilities Corp. , Revenue ,
2016 A , Refunding , Mandatory Put , 1.8% , 9/01/22 ......................... 10,000,000 10,213,300

Franklin Tax-Free Trust
Statement of Investments
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
76
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Philadelphia Gas Works Co. ,
Revenue, Sixteenth A, AGMC Insured, 5%, 8/01/25 ........................ $ 500,000 $ 591,930
Revenue, Sixteenth A, AGMC Insured, 5%, 8/01/26 ........................ 600,000 729,138
e
University of Pittsburgh-of the Commonwealth System of Higher Education ,
Revenue, FRN, 2018, 0.27%, (SIFMA Municipal Swap Index + 0.24%), 9/15/21 ... 5,000,000 5,000,500
Revenue, FRN, 2019, 0.39%, (SIFMA Municipal Swap Index + 0.36%), 2/15/24 ... 7,750,000 7,779,295
Westmoreland County Industrial Development Authority ,
Excela Health Obligated Group, Revenue, 2020 A, Refunding, 4%, 7/01/21 ...... 250,000 252,483
Excela Health Obligated Group, Revenue, 2020 A, Refunding, 4%, 7/01/22 ...... 300,000 311,841
Excela Health Obligated Group, Revenue, 2020 A, Refunding, 4%, 7/01/23 ...... 375,000 400,031
Westmoreland County Municipal Authority , Revenue , 2013 , Pre-Refunded , 5% , 8/15/37 7,895,000 8,803,162
84,672,501
Rhode Island 0.2%
City of Providence ,
GO, 2021 A, Refunding, 5%, 1/15/22 ................................... 400,000 415,200
GO, 2021 A, Refunding, 5%, 1/15/23 ................................... 475,000 512,402
GO, 2021 A, Refunding, 5%, 1/15/24 ................................... 500,000 558,525
GO, 2021 A, Refunding, 5%, 1/15/25 ................................... 500,000 575,130
GO, 2021 A, Refunding, 5%, 1/15/26 ................................... 500,000 589,535
2,650,792
Tennessee 1.9%
City of Memphis ,
GO, 2018, 5%, 6/01/24 ............................................. 6,915,000 7,933,441
GO, 2018, 5%, 6/01/25 ............................................. 7,260,000 8,607,674
GO, 2018, 5%, 6/01/26 ............................................. 7,625,000 9,335,211
25,876,326
Texas 8.2%
Board of Regents of the University of Texas System , Revenue , 2016 J , 5% , 8/15/21 . 4,000,000 4,088,520
Central Texas Turnpike System , Revenue, First Tier , 2002-A , BHAC, AMBAC Insured ,
Zero Cpn., 8/15/27 ................................................. 3,280,000 3,071,556
City of Dallas , Waterworks & Sewer System , Revenue , 2015A , Refunding , 5% ,
10/01/26 ........................................................ 5,000,000 5,986,000
City of Houston , Combined Utility System , Revenue, First Lien , 2018 D , Refunding , 5% ,
11/15/26 ........................................................ 1,000,000 1,239,890
City of Lubbock , GO , 2018 , Refunding , 5% , 2/15/25 ......................... 5,150,000 6,047,079
Clifton Higher Education Finance Corp. ,
IDEA Public Schools, Revenue, 2017, Refunding, PSF Guaranty, 4%, 8/15/21 .... 2,000,000 2,034,200
IDEA Public Schools, Revenue, 2017, Refunding, PSF Guaranty, 4%, 8/15/22 .... 3,200,000 3,374,400
Comal Independent School District , GO , 2017 , PSF Guaranty , 5% , 2/01/22 ........ 2,250,000 2,350,035
Cypress-Fairbanks Independent School District ,
GO, 2013, Refunding, PSF Guaranty, 5%, 2/15/22 ......................... 7,320,000 7,659,355
b
GO, 2017A-1, PSF Guaranty, Mandatory Put, 2.125%, 8/16/21 ................ 4,930,000 4,974,567
Grand Parkway Transportation Corp. , Revenue , 2013 B , Pre-Refunded , 5.25% ,
10/01/51 ........................................................ 27,930,000 31,527,663
State of Texas ,
GO, 2018 B-3, Refunding, 5%, 8/01/24 .................................. 4,750,000 5,493,755
GO, 2018 B-3, Refunding, 5%, 8/01/25 .................................. 2,000,000 2,390,800
GO, 2018 B-3, Refunding, 5%, 8/01/26 .................................. 2,000,000 2,462,560
Revenue, 2020, 4%, 8/26/21 ......................................... 10,000,000 10,189,000
b
Texas Transportation Commission State Highway Fund , Revenue, First Tier , 2016-B ,
Refunding , Mandatory Put , 4% , 10/01/21 ................................ 3,000,000 3,066,990
Texas Water Development Board , State Revolving Fund , Revenue , 2018 , 5% , 8/01/27 4,200,000 5,311,362

Franklin Tax-Free Trust
Statement of Investments
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
77
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
State of Texas, (continued)
Travis County Housing Finance Corp. , AMTEX McKinney Fund LP , Revenue , 2018 ,
2.75% , 4/01/21 ................................................... $ 10,000,000 $ 10,012,300
111,280,032
Utah 0.8%
South Valley Water Reclamation Facility , Revenue , 2018 , AGMC Insured , 5% , 2/15/23 1,225,000 1,331,489
State of Utah , GO , 2020 , 5% , 7/01/26 .................................... 7,250,000 8,914,238
Utah Infrastructure Agency , Revenue , 2021 , 3% , 10/15/23 ..................... 475,000 503,647
10,749,374
Virginia 1.2%
Virginia College Building Authority , Revenue , 2012 A , Pre-Refunded , 4% , 2/01/29 ... 15,375,000 15,919,736
Washington 4.4%
Auburn School District No. 408 of King & Pierce Counties ,
GO, 2018, 5%, 12/01/27 ............................................. 1,700,000 2,159,000
GO, 2018, 5%, 12/01/28 ............................................. 3,300,000 4,165,623
Clark County School District No. 37 Vancouver ,
GO, 2021, 4%, 12/01/21 ............................................. 2,250,000 2,315,520
GO, 2021, 4%, 12/01/22 ............................................. 3,575,000 3,816,384
Energy Northwest , Bonneville Power Administration , Revenue , 2018 A , Refunding , 5% ,
7/01/23 ......................................................... 5,000,000 5,546,500
King County School District No. 410 Snoqualmie Valley , GO , 2017 , Refunding , 5% ,
12/01/21 ........................................................ 2,455,000 2,544,460
King County School District No. 414 Lake Washington , GO , 2020 , 4% , 12/01/21 .... 1,415,000 1,455,879
Spokane County School District No. 354 Mead ,
GO, 2018, 4%, 12/01/32 ............................................. 1,150,000 1,343,051
GO, 2018, 5%, 12/01/33 ............................................. 1,500,000 1,852,665
Spokane County School District No. 356 Central Valley , GO , 2018 , 4% , 12/01/31 .... 8,295,000 9,724,312
State of Washington ,
GO, 2012D, Pre-Refunded, 5%, 2/01/34 ................................. 6,545,000 6,836,645
GO, R-2012D, Refunding, 5%, 7/01/23 .................................. 4,085,000 4,346,808
GO, R-2013B, Refunding, 5%, 7/01/23 .................................. 3,255,000 3,463,613
GO, R-2015D, Refunding, 5%, 7/01/28 .................................. 3,985,000 4,649,060
b
University of Washington , Revenue , 2019A , Mandatory Put , 5% , 5/01/22 .......... 5,000,000 5,159,150
d
Washington Health Care Facilities Authority , Seattle Cancer Care Alliance Obligated
Group , Revenue , 144A, 2021 , 5% , 12/01/31 .............................. 280,000 357,123
59,735,793
Wisconsin 2.5%
City of Fond Du Lac , GO , 2017 B , Refunding , 2% , 4/01/22 ..................... 1,000,000 1,018,980
City of Milwaukee , Milwaukee Public Schools , Revenue , 2020 M8 , 3% , 7/01/21 ..... 10,000,000 10,095,300
c
Public Finance Authority ,
2017 IAVF Rubix LLC, Revenue, 2020A, 2.75%, 12/01/25 ................... 799,063 803,338
d
WV 2020 Holdings LLC Obligated Group, Revenue, 144A, 2020 B, 4.25%, 6/01/25 2,994,000 2,981,455
State of Wisconsin ,
GO, 2012B, Pre-Refunded, 3%, 5/01/33 ................................. 9,000,000 9,042,120
GO, 2020 A, 5%, 5/01/31 ............................................ 8,000,000 10,187,440
34,128,633
Wyoming 0.1%
County of Laramie ,
Cheyenne Regional Medical Center, Revenue, 2021, Refunding, 4%, 5/01/23 ..... 800,000 863,208
Cheyenne Regional Medical Center, Revenue, 2021, Refunding, 4%, 5/01/27 ..... 550,000 646,597
1,509,805

Franklin Tax-Free Trust
Statement of Investments
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
78
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories 0.5%
District of Columbia 0.5%
District of Columbia, GO, 2019 A, 5%, 10/15/26 ............................. $ 5,000,000 $ 6,204,150
Total Municipal Bonds (Cost $1,114,989,112) ....................................
1,144,644,315
Total Long Term Investments (Cost $1,151,643,812) .............................
1,182,010,595
a
a a a a
Short Term Investments 11.2%
Municipal Bonds 11.2%
California 0.3%
f
University of California , Revenue , 2013 AL-1 , Daily VRDN and Put , 0.02% , 5/15/48 ..
4,000,000 4,000,000
Colorado 1.3%
f
City & County of Denver ,
COP, 2008A1, Refunding, SPA JPMorgan Chase Bank NA, Daily VRDN and Put,
0.01%, 12/01/29 ................................................. 3,000,000 3,000,000
COP, 2008A2, Refunding, SPA JPMorgan Chase Bank NA, Daily VRDN and Put,
0.01%, 12/01/29 ................................................. 6,125,000 6,125,000
COP, 2008A3, Refunding, SPA JPMorgan Chase Bank NA, Daily VRDN and Put,
0.01%, 12/01/31 ................................................. 7,830,000 7,830,000
16,955,000
Georgia 0.0%
†
f
Athens-Clarke County Unified Government Development Authority , University of
Georgia Athletic Association, Inc. , Revenue , 2005 B , LOC Wells Fargo Bank NA ,
Daily VRDN and Put , 0.01% , 7/01/35 ................................... 100,000 100,000
Maryland 1.6%
f
County of Montgomery , GO , 2017 E , SPA US Bank NA , Daily VRDN and Put , 0.01% ,
11/01/37 ........................................................ 5,500,000 5,500,000
f
Maryland Health & Higher Educational Facilities Authority , University of Maryland
Medical System Obligated Group , Revenue , 2008D , LOC TD Bank NA , Daily VRDN
and Put , 0.03% , 7/01/41 ............................................. 16,240,000 16,240,000
21,740,000
Michigan 0.5%
f
Michigan Strategic Fund , Edison Institute (The) , Revenue , 2002 , LOC Comerica Bank ,
Daily VRDN and Put , 0.01% , 12/01/33 .................................. 1,350,000 1,350,000
f
University of Michigan , Revenue , 2012D-1 , Daily VRDN and Put , 0.01% , 12/01/24 ...
4,910,000 4,910,000
6,260,000
Minnesota 1.7%
f
City of Minneapolis St. Paul Housing & Redevelopment Authority ,
Allina Health Obligated Group, Revenue, 2009-B-1, LOC JPMorgan Chase Bank NA,
Daily VRDN and Put, 0.01%, 11/15/35 ................................. 2,025,000 2,025,000
Allina Health Obligated Group, Revenue, B-2, LOC JPMorgan Chase Bank NA, Daily
VRDN and Put, 0.01%, 11/15/35 ..................................... 20,425,000 20,425,000
22,450,000
Missouri 0.1%
f
Health & Educational Facilities Authority of the State of Missouri , Washington University
(The) , Revenue , 2003B , SPA US Bank NA , Daily VRDN and Put , 0.03% , 2/15/33 .. 1,550,000 1,550,000

Franklin Tax-Free Trust
Statement of Investments
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
79
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
New York 3.0%
f
City of New York , GO , 2006 I , SPA State Street Bank & Trust Co. , Daily VRDN and Put ,
0.03% , 4/01/36 ................................................... $ 4,600,000 $ 4,600,000
f
Metropolitan Transportation Authority , Dedicated Tax Fund , Revenue , 2008A-1 ,
Refunding , LOC TD Bank NA , Daily VRDN and Put , 0.03% , 11/01/31 ........... 10,820,000 10,820,000
f
New York City ,
Water & Sewer System, Revenue, 2014 AA-1, SPA JPMorgan Chase Bank NA, Daily
VRDN and Put, 0.01%, 6/15/50 ...................................... 4,200,000 4,200,000
Water & Sewer System, Revenue, BB 1B, SPA State Street Bank & Trust Co., Daily
VRDN and Put, 0.02%, 6/15/49 ...................................... 7,200,000 7,200,000
f
New York City Transitional Finance Authority ,
Future Tax Secured, Revenue, 2013C-4, SPA JPMorgan Chase Bank NA, Daily
VRDN and Put, 0.01%, 11/01/36 ..................................... 4,700,000 4,700,000
Future Tax Secured, Revenue, 2019 B-4, SPA JPMorgan Chase Bank NA, Daily
VRDN and Put, 0.02%, 8/01/42 ...................................... 7,800,000 7,800,000
f
Triborough Bridge & Tunnel Authority ,
Revenue, 2002 F, Refunding, LOC Citibank NA, Daily VRDN and Put, 0.02%,
11/01/32 ....................................................... 1,580,000 1,580,000
Revenue, 2005B-3, Refunding, LOC State Street Bank & Trust Co., Daily VRDN and
Put, 0.02%, 1/01/32 .............................................. 1,300,000 1,300,000
42,200,000
North Carolina 0.3%
f
North Carolina Medical Care Commission , Moses H Cone Memorial Hospital Obligated
Group , Revenue , 2001B , SPA Bank of Montreal , Daily VRDN and Put , 0.01% ,
10/01/35 ........................................................ 3,600,000 3,600,000
Ohio 0.1%
f
County of Allen , Bon Secours Mercy Health, Inc. , Revenue , 2010-C , LOC Bank of
Montreal , Daily VRDN and Put , 0.03% , 6/01/34 ........................... 1,800,000 1,800,000
Oregon 0.7%
f
Oregon State Facilities Authority , PeaceHealth Obligated Group , Revenue , 2018 B ,
Refunding , LOC TD Bank NA , Daily VRDN and Put , 0.03% , 8/01/34 ............ 6,900,000 6,900,000
f
State of Oregon , GO , 2020 J , Refunding , SPA US Bank NA , Daily VRDN and Put ,
0.01% , 6/01/39 ................................................... 3,100,000 3,100,000
10,000,000
Pennsylvania 0.4%
f
Allegheny County Higher Education Building Authority , Carnegie Mellon University ,
Revenue , 2008 A , Refunding , SPA Bank of New York Mellon (The) , Daily VRDN and
Put , 0.01% , 12/01/37 ............................................... 5,100,000 5,100,000
Tennessee 1.1%
f
Shelby County Health Educational & Housing Facilities Board , Methodist Le Bonheur
Healthcare Obligated Group , Revenue , 2008A , AGMC Insured , SPA US Bank NA ,
Daily VRDN and Put , 0.01% , 6/01/42 ................................... 14,430,000 14,430,000

Franklin Tax-Free Trust
Statement of Investments
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
80
s
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
Virginia 0.1%
f
Virginia College Building Authority , University of Richmond , Revenue , 2006 , SPA Wells
Fargo Bank NA , Daily VRDN and Put , 0.01% , 11/01/36 ...................... $ 1,500,000 $ 1,500,000
Total Municipal Bonds (Cost $151,685,000) .....................................
151,685,000
Total Short Term Investments (Cost $151,685,000 ) ...............................
151,685,000
a
Total Investments (Cost $1,303,328,812) 98.7% ..................................
$1,333,695,595
Other Assets, less Liabilities 1.3% .............................................
16,431,003
Net Assets 100.0% ...........................................................
$1,350,126,598
See Abbreviations on page 170 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in affiliated management investment companies.
b
The maturity date shown represents the mandatory put date.
c
Security purchased on a when-issued basis. See Note 1(b).
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2021, the aggregate value of these securities was $5,569,067, representing 0.4% of net assets.
e
The coupon rate shown represents the rate at period end.
f
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin High Yield Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
81
3.53
a
Year Ended February 28, Year Ended
February 28,
2019
b
2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ............................................ $10.46 $9.93 $9.97
Income from investment operations
c
:
Net investment income
d
.................................................. 0.40 0.39 0.20
Net realized and unrealized gains (losses) .................................... (0.19) 0.56 (0.04)
Total from investment operations ............................................. 0.21 0.95 0.16
Less distributions from:
Net investment income ................................................... (0.38) (0.42) (0.20)
Net asset value, end of year ................................................ $10.29 $10.46 $9.93
Total return
e
............................................................ 2.15% 9.73% 1.68%
Ratios to average net assets
f
Expenses
g
............................................................. 0.79% 0.79% 0.81%
Net investment income .................................................... 3.97% 3.82% 4.23%
Supplemental data
Net assets, end of year (000’s) .............................................. $1,177,730 $900,342 $343,683
Portfolio turnover rate ..................................................... 38.24% 11.98% 6.16%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
82
a
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.45 $9.92 $9.94 $10.25 $10.57
Income from investment operations
b
:
Net investment income
c
......................... 0.42 0.40 0.43 0.43 0.46
Net realized and unrealized gains (losses) ........... (0.20) 0.56 (0.01) (0.30) (0.33)
Total from investment operations .................... 0.22 0.96 0.42 0.13 0.13
Less distributions from:
Net investment income .......................... (0.39) (0.43) (0.44) (0.44) (0.45)
Net asset value, end of year ....................... $10.28 $10.45 $9.92 $9.94 $10.25
Total return
d
................................... 2.30% 9.90% 4.33% 1.30% 1.21%
Ratios to average net assets
Expenses ..................................... 0.65%
e
0.64%
e
0.66%
e
0.66% 0.64%
Net investment income ........................... 4.14% 3.97% 4.38% 4.22% 4.36%
Supplemental data
Net assets, end of year (000’s) ..................... $3,756,501 $4,196,856 $4,174,968 $4,608,917 $5,030,901
Portfolio turnover rate ............................ 38.24% 11.98% 6.16% 6.98% 12.26%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
83
a
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.66 $10.12 $10.13 $10.44 $10.76
Income from investment operations
b
:
Net investment income
c
......................... 0.36 0.36 0.39 0.38 0.41
Net realized and unrealized gains (losses) ........... (0.19) 0.56 (0.01) (0.30) (0.34)
Total from investment operations .................... 0.17 0.92 0.38 0.08 0.07
Less distributions from:
Net investment income .......................... (0.34) (0.38) (0.39) (0.39) (0.39)
Net asset value, end of year ....................... $10.49 $10.66 $10.12 $10.13 $10.44
Total return
d
................................... 1.71% 9.27% 3.77% 0.71% 0.62%
Ratios to average net assets
Expenses ..................................... 1.19%
e
1.19%
e
1.21%
e
1.21% 1.19%
Net investment income ........................... 3.53% 3.42% 3.83% 3.67% 3.81%
Supplemental data
Net assets, end of year (000’s) ..................... $359,050 $488,258 $558,728 $870,227 $1,025,186
Portfolio turnover rate ............................ 38.24% 11.98% 6.16% 6.98% 12.26%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
84
a
Year Ended February 28, Year Ended
February 28,
2018
b
2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $10.50 $9.97 $9.98 $10.31
Income from investment operations
c
:
Net investment income
d
...................................... 0.43 0.42 0.45 0.27
Net realized and unrealized gains (losses) ........................ (0.19) 0.56 (0.01) (0.34)
Total from investment operations ................................. 0.24 0.98 0.44 (0.07)
Less distributions from:
Net investment income ....................................... (0.41) (0.45) (0.45) (0.26)
Net asset value, end of year .................................... $10.33 $10.50 $9.97 $9.98
Total return
e
................................................ 2.43% 10.01% 4.55% (0.68)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ................... 0.51% 0.51% 0.52% 0.52%
Expenses net of waiver and payments by affiliates .................... 0.50%
g
0.50%
g
0.52%
h
0.51%
Net investment income ........................................ 4.25% 4.11% 4.52% 4.37%
Supplemental data
Net assets, end of year (000’s) .................................. $157,328 $127,806 $90,752 $152,255
Portfolio turnover rate ......................................... 38.24% 11.98% 6.16% 6.98%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
85
a
Year Ended February 28,
2021 2020
a
2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.50 $9.97 $9.98 $10.30 $10.61
Income from investment operations
b
:
Net investment income
c
......................... 0.43 0.42 0.45 0.44 0.47
Net realized and unrealized gains (losses) ........... (0.20) 0.55 (0.01) (0.31) (0.32)
Total from investment operations .................... 0.23 0.97 0.44 0.13 0.15
Less distributions from:
Net investment income .......................... (0.40) (0.44) (0.45) (0.45) (0.46)
Net asset value, end of year ....................... $10.33 $10.50 $9.97 $9.98 $10.30
Total return .................................... 2.39% 9.97% 4.52% 1.29% 1.39%
Ratios to average net assets
Expenses ..................................... 0.54%
d
0.54%
d
0.56%
d
0.56% 0.54%
Net investment income ........................... 4.22% 4.07% 4.48% 4.32% 4.46%
Supplemental data
Net assets, end of year (000’s) ..................... $1,229,100 $1,166,057 $994,336 $1,070,254 $1,898,648
Portfolio turnover rate ............................ 38.24% 11.98% 6.16% 6.98% 12.26%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments, February 28, 2021
Franklin High Yield Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
86
a a
Shares
a
Value
a
Management Investment Companies 0.8%
Capital Markets 0.8%
a
Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF .......... 1,155,000 $ 30,278,325
VanEck Vectors High Yield Muni ETF .................................... 325,000 20,007,000
50,285,325
Total Management Investment Companies (Cost $50,157,114) ....................
50,285,325
Principal
Amount
a a a a
Municipal Bonds 97.5%
Alabama 2.6%
County of Jefferson ,
Sewer, Revenue, Sub. Lien, 2013-E, Zero Cpn., 10/01/28 .................... $ 7,350,000 5,227,173
Sewer, Revenue, Sub. Lien, 2013-E, Zero Cpn., 10/01/29 .................... 13,465,000 8,810,015
Sewer, Revenue, Sub. Lien, 2013-E, Zero Cpn., 10/01/30 .................... 19,050,000 11,454,574
Sewer, Revenue, Sub. Lien, 2013-E, Zero Cpn., 10/01/31 .................... 24,845,000 13,714,192
Sewer, Revenue, Sub. Lien, 2013-E, Zero Cpn., 10/01/32 .................... 30,825,000 15,627,350
Sewer, Revenue, Sub. Lien, 2013-E, Zero Cpn., 10/01/33 .................... 35,700,000 16,675,113
Sewer, Revenue, Sub. Lien, 2013-E, Zero Cpn., 10/01/34 .................... 28,020,000 12,040,754
Sewer, Revenue, Sub. Lien, 2013-E, Zero Cpn., 10/01/35 .................... 15,000,000 5,933,850
Sewer, Revenue, Sub. Lien, 2013-E, Zero Cpn., 10/01/36 .................... 12,425,000 4,506,548
Sewer, Revenue, Sub. Lien, 2013-F, Zero Cpn., 10/01/39 .................... 75,000,000 75,985,500
Cullman County Health Care Authority , Revenue , 2009A , 7% , 2/01/36 ............
5,000 5,010
Selma Industrial Development Board , International Paper Co. , Revenue , 2011A ,
5.375% , 12/01/35 .................................................. 3,250,000 3,354,292
173,334,371
Arizona 1.2%
Industrial Development Authority of the City of Phoenix (The) ,
Downtown Phoenix Student Housing II LLC, Revenue, 2019 A, 5%, 7/01/54 ...... 1,335,000 1,492,877
Downtown Phoenix Student Housing LLC, Revenue, 2018A, Refunding, 5%, 7/01/42 1,000,000 1,118,800
b
Industrial Development Authority of the County of Pima (The) ,
American Leadership Academy, Inc., Revenue, 144A, 2017, 5%, 6/15/47 ........ 5,450,000 5,542,705
American Leadership Academy, Inc., Revenue, 144A, 2019, Refunding, 5%, 6/15/49 1,235,000 1,295,774
La Paz County Industrial Development Authority ,
Harmony Public Schools, Revenue, 2018 A, 5%, 2/15/38 .................... 1,000,000 1,157,150
Harmony Public Schools, Revenue, 2018 A, 5%, 2/15/48 .................... 1,000,000 1,137,850
b
Maricopa County Industrial Development Authority ,
Benjamin Franklin Charter School Obligated Group, Revenue, 144A, 2018A, 6%,
7/01/38 ........................................................ 5,000,000 5,947,650
Benjamin Franklin Charter School Obligated Group, Revenue, 144A, 2018A, 6%,
7/01/52 ........................................................ 10,000,000 11,673,900
Salt Verde Financial Corp. ,
Revenue, 2007-1, 5.25%, 12/01/25 .................................... 6,000,000 7,117,980
Revenue, 2007-1, 5.5%, 12/01/29 ..................................... 11,105,000 14,437,277
Tempe Industrial Development Authority ,
b
Mirabella at ASU, Inc., Revenue, 144A, 2017A, 6%, 10/01/37 ................. 1,200,000 1,292,292
b
Mirabella at ASU, Inc., Revenue, 144A, 2017A, 6.125%, 10/01/47 ............. 1,400,000 1,491,364
b
Mirabella at ASU, Inc., Revenue, 144A, 2017A, 6.125%, 10/01/52 ............. 1,400,000 1,487,332
Tempe Life Care Village Obligated Group, Revenue, 2019, 5%, 12/01/50 ........ 4,300,000 4,383,764
Tempe Life Care Village Obligated Group, Revenue, 2019, 5%, 12/01/54 ........ 8,000,000 8,135,520
Yuma County Industrial Development Authority , Far West Water & Sewer, Inc. ,
Revenue , 2007A , Refunding , 6.375% , 12/01/37 ........................... 14,200,000 13,873,968
81,586,203
Arkansas 0.1%
Arkansas Development Finance Authority , Baptist Health Obligated Group , Revenue ,
2019 , 5% , 12/01/47 ................................................ 3,000,000 3,629,700

Franklin Tax-Free Trust
Statement of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
87
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California 17.4%
Alvord Unified School District , GO , 2011B , AGMC Insured , Zero Cpn., 8/01/41 ......
$ 30,750,000 $ 16,985,685
b
California Community Housing Agency , Revenue , 144A, 2019 A , 5% , 4/01/49 ...... 10,800,000 12,182,508
California County Tobacco Securitization Agency , Alameda County Tobacco Asset
Securitization Corp. , Revenue , 2002 , 5.875% , 6/01/35 ...................... 3,625,000 3,629,712
b
California Municipal Finance Authority ,
California Baptist University, Revenue, 144A, 2015A, 5.5%, 11/01/45 ........... 17,400,000 19,431,972
California Baptist University, Revenue, 144A, 2016 A, 5%, 11/01/46 ............ 6,800,000 7,533,176
b
California Pollution Control Financing Authority ,
c
CalPlant I LLC, Revenue, 144A, 2017, 7.5%, 7/01/32 ....................... 24,500,000 15,925,000
c
CalPlant I LLC, Revenue, 144A, 2017, 8%, 7/01/39 ........................ 10,000,000 6,500,000
CalPlant I LLC, Revenue, 144A, 2020, 7.5%, 7/01/32 ....................... 10,000,000 9,118,300
Rialto Bioenergy Facility LLC, Revenue, 144A, 2018, 7.5%, 12/01/40 ........... 4,050,000 4,108,563
b
California Public Finance Authority ,
Crossroads Christian Schools Obligated Group, Revenue, 144A, 2020, 5%, 1/01/56 4,015,000 4,111,561
Keck Graduate Institute of Applied Life Sciences, Revenue, 144A, 2017A, Refunding,
5%, 7/01/47 .................................................... 2,900,000 2,436,000
California State Public Works Board , Revenue , 2012 A , 5% , 4/01/30 .............
17,785,000 18,704,484
California Statewide Communities Development Authority ,
b
Lancer Educational Housing LLC, Revenue, 144A, 2016 A, Refunding, 5%, 6/01/36 7,210,000 7,897,618
Loma Linda University Medical Center Obligated Group, Revenue, 2014A, 5.25%,
12/01/44 ....................................................... 20,555,000 22,574,323
b
Loma Linda University Medical Center Obligated Group, Revenue, 144A, 2016 A,
5.25%, 12/01/56 ................................................. 3,000,000 3,358,200
b
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/39 ............. 1,275,000 1,406,848
b
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/49 ............. 3,725,000 4,038,198
Centinela Valley Union High School District , GO , 2012 B , Refunding , AGMC Insured ,
Zero Cpn., 8/01/37 ................................................. 8,400,000 3,490,200
City of San Buenaventura ,
Community Memorial Health System, Revenue, 2011, 8%, 12/01/31 ............ 10,000,000 10,470,600
Community Memorial Health System, Revenue, 2011, 7.5%, 12/01/41 .......... 15,000,000 15,630,150
City of San Jose , Hotel Tax , Special Tax , 2011 , 6.5% , 5/01/42 ..................
10,000,000 10,052,700
Compton Community College District ,
GO, 2013D, Refunding, BAM Insured, Zero Cpn., 8/01/30 ................... 3,425,000 2,191,007
GO, 2013D, Refunding, BAM Insured, Zero Cpn., 8/01/32 ................... 4,000,000 2,225,120
GO, 2013D, Refunding, BAM Insured, Zero Cpn., 8/01/34 ................... 4,560,000 2,192,813
GO, 2013D, Refunding, BAM Insured, Zero Cpn., 8/01/36 ................... 5,250,000 2,187,307
GO, 2013D, Refunding, BAM Insured, Zero Cpn., 8/01/37 ................... 3,065,000 1,188,515
GO, 2013D, Refunding, BAM Insured, Zero Cpn., 8/01/38 ................... 6,000,000 2,166,840
b
CSCDA Community Improvement Authority ,
Revenue, 144A, 2021 A, 4%, 8/01/56 ................................... 8,000,000 8,658,720
Revenue, 144A, 2021A-2, 3.125%, 8/01/56 .............................. 10,000,000 9,200,000
Foothill-Eastern Transportation Corridor Agency ,
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/30 .............. 10,000,000 11,448,400
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/31 .............. 7,295,000 8,517,715
Revenue, Junior Lien, 2021 C, Refunding, 4%, 1/15/43 ..................... 30,215,000 34,274,687
Revenue, Junior Lien, C, Pre-Refunded, 6.25%, 1/15/33 ..................... 17,580,000 20,257,434
Golden State Tobacco Securitization Corp. ,
Revenue, 2007B, Zero Cpn., 6/01/47 ................................... 50,000,000 10,977,000
Revenue, 2018 A2, Refunding, 5%, 6/01/47 .............................. 20,000,000 20,689,600
M-S-R Energy Authority ,
Revenue, 2009B, 6.125%, 11/01/29 .................................... 30,050,000 37,539,662
Revenue, 2009B, 7%, 11/01/34 ....................................... 20,000,000 30,782,400
Revenue, 2009C, 6.5%, 11/01/39 ...................................... 20,000,000 31,624,800

Franklin Tax-Free Trust
Statement of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
88
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Novato Redevelopment Agency Successor Agency , Tax Allocation , 2011 , Pre-
Refunded , 6.75% , 9/01/40 ........................................... $ 3,750,000 $ 3,872,400
Palmdale Elementary School District ,
Community Facilities District No. 90-1, Special Tax, 2012 A, AGMC Insured, Zero
Cpn., 8/01/28 ................................................... 1,500,000 1,307,205
Community Facilities District No. 90-1, Special Tax, 2012 A, AGMC Insured, Zero
Cpn., 8/01/30 ................................................... 1,250,000 1,018,312
Community Facilities District No. 90-1, Special Tax, 2012 A, AGMC Insured, Zero
Cpn., 8/01/31 ................................................... 1,250,000 986,288
Community Facilities District No. 90-1, Special Tax, 2012 A, AGMC Insured, Zero
Cpn., 8/01/34 ................................................... 2,500,000 2,635,625
Riverside County Transportation Commission ,
Revenue, Senior Lien, 2013A, 5.75%, 6/01/44 ............................ 6,065,000 6,613,276
Revenue, Senior Lien, 2013B, Zero Cpn., 6/01/32 ......................... 4,000,000 2,973,280
Revenue, Senior Lien, 2013B, Zero Cpn., 6/01/33 ......................... 5,500,000 3,948,450
Revenue, Senior Lien, 2013B, Zero Cpn., 6/01/41 ......................... 5,000,000 2,669,200
Revenue, Senior Lien, 2013B, Zero Cpn., 6/01/42 ......................... 7,000,000 3,588,970
San Diego Unified School District ,
GO, 2012 E, Zero Cpn., 7/01/42 ....................................... 44,565,000 40,170,000
GO, 2012 E, Zero Cpn., 7/01/47 ....................................... 33,305,000 30,415,125
San Joaquin Hills Transportation Corridor Agency ,
Revenue, 1997 A, Refunding, Zero Cpn., 1/15/41 .......................... 35,256,000 49,766,665
Revenue, 1997 A, Refunding, Zero Cpn., 1/15/42 .......................... 35,256,000 49,988,777
Revenue, Junior Lien, ETM, Zero Cpn., 1/01/24 ........................... 52,700,000 52,151,393
Revenue, Junior Lien, ETM, Zero Cpn., 1/01/25 ........................... 45,200,000 44,275,660
Revenue, Junior Lien, ETM, Zero Cpn., 1/01/26 ........................... 131,900,000 126,970,897
Revenue, Junior Lien, ETM, Zero Cpn., 1/01/27 ........................... 139,100,000 130,936,221
Revenue, Junior Lien, 2014B, Refunding, 5.25%, 1/15/44 .................... 20,000,000 22,297,600
Revenue, Junior Lien, 2014B, Refunding, 5.25%, 1/15/49 .................... 25,000,000 27,777,250
San Mateo Foster City School District , GO , A , Zero Cpn., 8/01/42 ...............
40,000,000 43,848,400
San Mateo Union High School District , GO , 2011A , Zero Cpn., 9/01/41 ...........
20,000,000 22,310,200
San Ysidro School District ,
GO, 2015, Refunding, AGMC Insured, Zero Cpn., 8/01/42 ................... 10,000,000 3,792,600
GO, 2015, Refunding, AGMC Insured, Zero Cpn., 8/01/43 ................... 12,500,000 4,485,375
Silicon Valley Tobacco Securitization Authority ,
Revenue, 2007A, Zero Cpn., 6/01/36 ................................... 15,000,000 6,441,150
Revenue, 2007C, Zero Cpn., 6/01/56 ................................... 60,000,000 6,741,000
Southern California Public Power Authority , Revenue , 2007A , 5.25% , 11/01/27 .....
9,855,000 12,375,515
State of California , GO , 5% , 10/01/41 ....................................
10,000,000 10,273,600
Tobacco Securitization Authority of Southern California ,
San Diego County Tobacco Asset Securitization Corp., Revenue, 2006B, Zero Cpn.,
6/01/46 ........................................................ 50,000,000 10,575,000
San Diego County Tobacco Asset Securitization Corp., Revenue, 2019 B-2,
Refunding, Zero Cpn., 6/01/54 ...................................... 18,000,000 3,369,960
1,164,283,212
Colorado 5.5%
3rd and Havana Metropolitan District , GO , 2020 A , 5.25% , 12/01/49 .............
3,775,000 4,003,803
9th Avenue Metropolitan District No. 2 , GO , 2018 , 5% , 12/01/48 ................
7,420,000 7,899,926
Aerotropolis Regional Transportation Authority , Revenue , 2019 , 5% , 12/01/51 ......
5,500,000 5,817,735
Allison Valley Metropolitan District No. 1 , GO , 2020 , Refunding , 5% , 12/01/47 ......
4,250,000 4,356,675
Allison Valley Metropolitan District No. 2 , GO , 2020 , Refunding , 4.7% , 12/01/47 .....
3,000,000 3,076,170
Aurora Crossroads Metropolitan District No. 2 ,
GO, Senior Lien, 2020A, 5%, 12/01/40 .................................. 1,500,000 1,617,180
GO, Senior Lien, 2020A, 5%, 12/01/50 .................................. 1,500,000 1,596,390

Franklin Tax-Free Trust
Statement of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
89
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Banning Lewis Ranch Regional Metropolitan District No. 1 , GO , 2018 A , 5.375% ,
12/01/48 ........................................................ $ 2,245,000 $ 2,398,154
b
Bent Grass Metropolitan District , GO , 144A, 2020 , Refunding , 5.25% , 12/01/49 ..... 1,685,000 1,808,443
Bradburn Metropolitan District No. 2 ,
GO, 2018A, Refunding, 5%, 12/01/38 ................................... 600,000 677,466
GO, 2018A, Refunding, 5%, 12/01/47 ................................... 2,400,000 2,668,128
Brighton Crossing Metropolitan District No. 4 ,
GO, 2017 A, 5%, 12/01/37 ........................................... 525,000 554,694
GO, 2017 A, 5%, 12/01/47 ........................................... 2,440,000 2,564,269
Brighton Crossing Metropolitan District No. 6 , GO , 2020A(3) , 5% , 12/01/50 ........
2,000,000 2,100,700
b
Broadway Park North Metropolitan District No. 2 ,
GO, 144A, 2020, Refunding, 5%, 12/01/40 ............................... 1,325,000 1,438,155
GO, 144A, 2020, Refunding, 5%, 12/01/49 ............................... 1,575,000 1,697,976
Centerra Metropolitan District No. 1 , GO , 2020 A , Refunding , 5% , 12/01/51 ........
4,000,000 4,301,360
City & County of Denver , Airport System , Revenue , 2018 A , Refunding , 5% , 12/01/48
24,120,000 28,482,826
Colorado Health Facilities Authority ,
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/44 4,300,000 5,208,203
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 4%, 8/01/49 11,990,000 13,246,912
Frasier Meadows Manor, Inc. Obligated Group, Revenue, 2017 A, Refunding, 5.25%,
5/15/47 ........................................................ 6,500,000 7,508,800
Frasier Meadows Manor, Inc. Obligated Group, Revenue, 2017B, Refunding, 5%,
5/15/48 ........................................................ 12,255,000 12,893,731
Parkview Medical Center, Inc. Obligated Group, Revenue, 2020A, 4%, 9/01/45 .... 1,000,000 1,112,250
Parkview Medical Center, Inc. Obligated Group, Revenue, 2020A, 4%, 9/01/50 .... 4,525,000 5,000,894
Constitution Heights Metropolitan District , GO , 2020 , Refunding , 5% , 12/01/49 .....
1,760,000 1,899,674
Copperleaf Metropolitan District No. 6 , GO , 2018 A , 5.25% , 12/01/48 .............
3,850,000 4,085,697
Cornerstar Metropolitan District ,
GO, A, Refunding, 5.125%, 12/01/37 ................................... 2,000,000 2,103,800
GO, A, Refunding, 5.25%, 12/01/47 .................................... 5,200,000 5,458,336
Cottonwood Highlands Metropolitan District No. 1 , GO , 2019A , 5% , 12/01/49 .......
900,000 955,224
b
Denver Health & Hospital Authority ,
Revenue, 144A, 2017 A, Refunding, 4%, 12/01/35 ......................... 5,000,000 5,641,650
Revenue, 144A, 2017 A, Refunding, 4%, 12/01/36 ......................... 5,000,000 5,624,700
Denver International Business Center Metropolitan District No. 1 , GO , 2019B , 6% ,
12/01/48 ........................................................ 4,290,000 4,638,348
b
DIATC Metropolitan District , GO , 144A, 2019 , Refunding , 5% , 12/01/49 ........... 2,000,000 2,129,820
E-470 Public Highway Authority , Revenue , 2004 A , Refunding , NATL Insured , Zero
Cpn., 9/01/28 ..................................................... 15,000,000 13,336,500
Evan's Place Metropolitan District ,
GO, 2020A(3), 5%, 12/01/40 ......................................... 550,000 583,583
GO, 2020A(3), 5%, 12/01/50 ......................................... 1,575,000 1,641,213
First Creek Village Metropolitan District ,
GO, 2019A, 5%, 12/01/39 ........................................... 595,000 654,827
GO, 2019A, 5%, 8/01/49 ............................................ 540,000 587,742
Hunters Overlook Metropolitan District No. 5 ,
GO, 2019 A, 5%, 12/01/39 ........................................... 750,000 807,750
GO, 2019 A, 5%, 12/01/49 ........................................... 1,000,000 1,071,410
Jefferson Center Metropolitan District No. 1 ,
Revenue, 2020 A-2, 4.125%, 12/01/40 .................................. 575,000 607,539
Revenue, 2020 A-2, 4.375%, 12/01/47 .................................. 1,125,000 1,189,508
b
Karl's Farm Metropolitan District No. 2 ,
GO, 144A, 2020 A(3), 5.375%, 12/01/40 ................................. 645,000 693,691
GO, 144A, 2020 A(3), 5.625%, 12/01/50 ................................. 1,900,000 2,037,541
Leyden Rock Metropolitan District No. 10 , GO , 2016 A , Refunding , 5% , 12/01/45 ....
3,020,000 3,141,736
Meadowlark Metropolitan District ,
Meadowland Metropolitan District, GO, Senior Lien, 2020A, 4.875%, 12/01/40 .... 520,000 551,122

Franklin Tax-Free Trust
Statement of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
90
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Meadowlark Metropolitan District, (continued)
Meadowland Metropolitan District, GO, Senior Lien, 2020A, 5.125%, 12/01/50 .... $ 750,000 $ 796,763
Palisade Park West Metropolitan District , GO , 2019A , 5.125% , 12/01/49 ..........
1,500,000 1,593,240
b
Plaza Metropolitan District No. 1 , Tax Allocation , 144A, 2013 , Refunding , 5% , 12/01/40 3,000,000 3,087,330
Prairie Center Metropolitan District No. 7 ,
GO, 2020, 4.125%, 12/15/36 ......................................... 900,000 954,711
GO, 2020, 4.875%, 12/15/44 ......................................... 725,000 767,789
Public Authority for Colorado Energy ,
Revenue, 2008, 6.125%, 11/15/23 ..................................... 1,615,000 1,758,961
Revenue, 2008, 6.25%, 11/15/28 ...................................... 12,500,000 15,599,375
Revenue, 2008, 6.5%, 11/15/38 ....................................... 80,100,000 120,071,502
Raindance Metropolitan District No. 1 ,
Non-Potable Water System, Revenue, 2020, 5%, 12/01/40 ................... 625,000 667,225
Non-Potable Water System, Revenue, 2020, 5.25%, 12/01/50 ................ 4,250,000 4,526,887
Regional Transportation District , Denver Transit Partners LLC , Revenue , 2020 A ,
Refunding , 4% , 7/15/40 ............................................. 1,000,000 1,224,520
Ritoro Metropolitan District , GO , 2019A , 5% , 12/01/49 ........................
2,000,000 2,126,280
Severance Shores Metropolitan District No. 4 , GO , 2020 A , 5% , 12/01/49 .........
2,900,000 3,131,594
Sierra Ridge Metropolitan District No. 2 , GO, Senior Lien , 2016 A , 5.5% , 12/01/46 ...
1,500,000 1,561,755
South Aurora Regional Improvement Authority , Revenue , 2018 , 6.25% , 12/01/57 ....
2,815,000 3,006,251
Southglenn Metropolitan District ,
GO, 2016, Refunding, 5%, 12/01/30 .................................... 3,470,000 3,615,046
GO, 2016, Refunding, 5%, 12/01/36 .................................... 810,000 841,792
GO, 2016, Refunding, 5%, 12/01/46 .................................... 4,200,000 4,358,424
STC Metropolitan District No. 2 ,
GO, 2019A, Refunding, 5%, 12/01/38 ................................... 2,000,000 2,160,780
GO, 2019A, Refunding, 5%, 12/01/49 ................................... 1,000,000 1,071,190
Sterling Ranch Community Authority Board ,
Sterling Ranch Colorado Metropolitan District No. 2, Revenue, 2020 A, Refunding,
3.75%, 12/01/40 ................................................. 500,000 540,680
Sterling Ranch Colorado Metropolitan District No. 2, Revenue, 2020 A, Refunding,
4.25%, 12/01/50 ................................................. 1,150,000 1,264,321
Timberleaf Metropolitan District , GO , 2020 A , 5.75% , 12/01/50 ..................
1,730,000 1,875,285
Village at Dry Creek Metropolitan District No. 2 (The) , GO , 2019 , 4.375% , 12/01/44 ..
1,370,000 1,411,785
Village Metropolitan District (The) ,
GO, 2020, Refunding, 5%, 12/01/40 .................................... 1,100,000 1,202,223
GO, 2020, Refunding, 5%, 12/01/49 .................................... 1,750,000 1,900,500
Villages At Castle Rock Metropolitan District No. 4 , 1989 , 11.12% , 6/01/31 .........
3,000,000 2,700,000
Wild Plum Metropolitan District , GO , 2019 A , 5% , 12/01/49 ....................
595,000 640,970
Willow Bend Metropolitan District , GO, Senior Lien , 2019A , 5% , 12/01/49 .........
1,000,000 1,063,890
366,993,320
Connecticut 0.5%
Connecticut State Health & Educational Facilities Authority ,
b
Church Home of Hartford Obligated Group, Revenue, 144A, 2016A, 5%, 9/01/46 .. 1,000,000 1,095,880
b
Church Home of Hartford Obligated Group, Revenue, 144A, A, 5%, 9/01/53 ...... 7,850,000 8,573,613
Masonicare Corp. Obligated Group, Revenue, F, Refunding, 5%, 7/01/37 ........ 5,500,000 6,135,470
Masonicare Corp. Obligated Group, Revenue, F, Refunding, 5%, 7/01/43 ........ 13,000,000 14,345,630
b
McLean Affiliates Obligated Group, Revenue, 144A, 2020 A, 5%, 1/01/45 ........ 2,000,000 2,160,420
b
McLean Affiliates Obligated Group, Revenue, 144A, 2020 A, 5%, 1/01/55 ........ 2,800,000 3,007,564
35,318,577
Florida 10.1%
b
Astonia Community Development District ,
Special Assessment, 144A, 2020, 4%, 5/01/40 ............................ 550,000 568,095
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 1,395,000 1,427,755

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Statement of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
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Florida (continued)
Avalon Groves Community Development District ,
Assessment Area Three, Special Assessment, 2021, 3%, 5/01/32 .............. $ 200,000 $ 195,162
Assessment Area Three, Special Assessment, 2021, 3.375%, 5/01/41 .......... 500,000 479,785
Assessment Area Three, Special Assessment, 2021, 4%, 5/01/51 .............. 500,000 506,280
Avalon Park West Community Development District ,
Special Assessment, 2020, Refunding, 3.25%, 5/01/30 ...................... 215,000 220,145
Special Assessment, 2020, Refunding, 3.75%, 5/01/40 ...................... 580,000 596,774
Special Assessment, 2020, Refunding, 4%, 5/01/51 ........................ 880,000 908,626
Babcock Ranch Community Independent Special District ,
Assessment Area 2C, Special Assessment, 2020, 3%, 5/01/30 ................ 250,000 255,382
Assessment Area 2C, Special Assessment, 2020, 4%, 5/01/40 ................ 775,000 827,018
Assessment Area 2C, Special Assessment, 2020, 4%, 5/01/51 ................ 1,550,000 1,626,586
Assessment Area 3A, Special Assessment, 2020, 3%, 5/01/30 ................ 250,000 255,385
Assessment Area 3A, Special Assessment, 2020, 4%, 5/01/40 ................ 1,840,000 1,963,501
Assessment Area 3A, Special Assessment, 2020, 4%, 5/01/50 ................ 2,500,000 2,623,525
Assessment Area 3B, Special Assessment, 2020, 4%, 5/01/40 ................ 385,000 410,841
Assessment Area 3B, Special Assessment, 2020, 4%, 5/01/51 ................ 890,000 933,975
b
Bannon Lakes Community Development District ,
Special Assessment, 144A, 2021, 3.5%, 5/01/41 .......................... 700,000 690,991
Special Assessment, 144A, 2021, 4%, 5/01/51 ............................ 775,000 788,594
Banyan Cay Community Development District , Special Assessment , 2020 NM , 4% ,
11/01/51 ........................................................ 3,000,000 3,009,420
Belmond Reserve Community Development District ,
Special Assessment, 2020, 4%, 5/01/40 ................................. 1,750,000 1,829,835
Special Assessment, 2020, 4%, 5/01/51 ................................. 3,635,000 3,721,549
Belmont II Community Development District ,
Special Assessment, 2020, 3.125%, 12/15/30 ............................. 325,000 333,430
Special Assessment, 2020, 3.625%, 12/15/40 ............................. 1,390,000 1,423,958
Special Assessment, 2020, 4%, 12/15/50 ................................ 1,000,000 1,038,560
Berry Bay Community Development District ,
Special Assessment, 2021, 2.625%, 5/01/26 ............................. 250,000 249,277
Special Assessment, 2021, 3.125%, 5/01/31 ............................. 400,000 396,888
Special Assessment, 2021, 3.625%, 5/01/41 ............................. 1,250,000 1,234,088
Special Assessment, 2021, 4%, 5/01/51 ................................. 1,500,000 1,513,680
Boggy Branch Community Development District ,
Special Assessment, 2021, 2.5%, 5/01/26 ............................... 395,000 393,475
Special Assessment, 2021, 3%, 5/01/31 ................................. 450,000 444,928
Special Assessment, 2021, 3.5%, 5/01/41 ............................... 1,165,000 1,145,079
Special Assessment, 2021, 4%, 5/01/51 ................................. 1,360,000 1,381,556
Brooks of Bonita Springs Community Development District , Special Assessment ,
6.85% , 5/01/31 ................................................... 785,000 786,578
b
Cape Coral Health Facilities Authority , Gulf Care, Inc. Obligated Group , Revenue,
Senior Lien , 144A, 2015 , Refunding , 6% , 7/01/45 .......................... 5,250,000 5,554,238
Capital Projects Finance Authority , CAPFA Capital Corp. 2000F , Revenue , 2020 A-1 ,
Refunding , 5% , 10/01/34 ............................................ 2,000,000 2,369,300
Capital Trust Agency, Inc. ,
Liza Jackson Preparatory School, Inc., Revenue, 2020 A, 5%, 8/01/55 .......... 800,000 925,264
b
Odyssey Charter School, Inc., Revenue, 144A, 2019, 5%, 7/01/49 ............. 1,280,000 1,395,277
b
Odyssey Charter School, Inc., Revenue, 144A, 2019, 5%, 7/01/54 ............. 2,390,000 2,599,125
b
Sarasota-Manatee Jewish Housing Council Obligated Group, Revenue, 144A, 2017,
Refunding, 5%, 7/01/46 ............................................ 3,250,000 3,304,438
b
South Tech Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 6/15/40 ...... 1,235,000 1,312,138
b
South Tech Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 6/15/55 ...... 3,805,000 3,986,384
b
University Bridge LLC, Revenue, 144A, 2018A, 5.25%, 12/01/43 .............. 31,755,000 36,329,308
b
WFCS Holdings LLC, Revenue, 144A, 2020 A-1, 5%, 1/01/55 ................. 3,500,000 3,669,995
Chaparral Palm Bay Community Development District ,
Special Assessment, 2020 A-1, 4%, 5/01/40 .............................. 1,235,000 1,282,992

Franklin Tax-Free Trust
Statement of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
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Florida (continued)
Chaparral Palm Bay Community Development District, (continued)
Special Assessment, 2020 A-1, 4%, 5/01/50 .............................. $ 2,015,000 $ 2,061,123
b
Chapel Crossings Community Development District ,
Special Assessment, 144A, 2020, 2.625%, 5/01/25 ......................... 485,000 487,949
Special Assessment, 144A, 2020, 3.2%, 5/01/30 .......................... 695,000 704,403
Special Assessment, 144A, 2020, 3.7%, 5/01/40 .......................... 1,825,000 1,851,900
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 3,010,000 3,070,110
City of Pompano Beach , John Knox Village of Florida, Inc. Obligated Group , Revenue ,
2020 , Refunding , 4% , 9/01/50 ........................................ 2,220,000 2,413,384
City of Tampa ,
H Lee Moffitt Cancer Center & Research Institute Obligated Group, Revenue, 2020
B, 5%, 7/01/50 .................................................. 2,000,000 2,457,800
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn., 9/01/34 ............ 650,000 449,872
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn., 9/01/40 ............ 1,000,000 521,630
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn., 9/01/41 ............ 1,000,000 497,270
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn., 9/01/42 ............ 1,000,000 473,890
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn., 9/01/45 ............ 2,000,000 829,000
b
Coco Palms Community Development District , Special Assessment , 144A, 2019 ,
4.75% , 6/15/39 ................................................... 500,000 554,690
Collier County Educational Facilities Authority ,
Ave Maria University, Inc., Revenue, 2013A, Refunding, 6%, 6/01/33 ........... 5,500,000 5,890,390
Ave Maria University, Inc., Revenue, 2013A, Refunding, 6%, 6/01/38 ........... 12,000,000 12,803,040
Hodges University, Inc., Revenue, 2013, 6.125%, 11/01/43 ................... 10,035,000 10,719,989
Coral Keys Homes Community Development District ,
Special Assessment, 2020, 4%, 5/01/40 ................................. 570,000 602,809
Special Assessment, 2020, 4%, 5/01/50 ................................. 750,000 778,958
County of Broward , Port Facilities , Revenue, Senior Lien , 2019 B , 4% , 9/01/49 .....
5,000,000 5,520,400
County of Miami-Dade , Aviation , Revenue , 2019A , 5% , 10/01/44 ................
8,500,000 10,226,605
b
Crestview II Community Development District ,
Special Assessment, 144A, 2020, Refunding, 4%, 5/01/31 ................... 250,000 278,558
Special Assessment, 144A, 2020, Refunding, 4%, 5/01/37 ................... 475,000 511,152
b
Currents Community Development District ,
Special Assessment, 144A, 2020 A, 4%, 5/01/40 .......................... 3,100,000 3,220,869
Special Assessment, 144A, 2020 A, 4%, 5/01/51 .......................... 5,815,000 5,976,366
b
Cypress Bluff Community Development District ,
Special Assessment, 144A, 2020 A, 3.125%, 5/01/30 ....................... 250,000 256,430
Special Assessment, 144A, 2020 A, 3.625%, 5/01/40 ....................... 800,000 824,224
Special Assessment, 144A, 2020 A, 3.8%, 5/01/50 ......................... 1,175,000 1,208,899
b
Cypress Park Estates Community Development District ,
Special Assessment, 144A, 2020, 3.25%, 5/01/30 ......................... 295,000 298,873
Special Assessment, 144A, 2020, 3.875%, 5/01/40 ......................... 1,170,000 1,205,849
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 1,210,000 1,236,475
DG Farms Community Development District ,
Special Assessment, 2020, 2.75%, 5/01/25 .............................. 155,000 155,116
Special Assessment, 2020, 3.25%, 5/01/30 .............................. 220,000 219,474
Special Assessment, 2020, 3.75%, 5/01/40 .............................. 365,000 363,504
b
Downtown Doral South Community Development District , Assessment Area 2 , Special
Assessment , 144A, 2018 , 5% , 12/15/48 ................................. 5,310,000 6,053,559
b
DW Bayview Community Development District ,
Special Assessment, 144A, 2021, 2.375%, 5/01/26 ......................... 410,000 405,871
Special Assessment, 144A, 2021, 3%, 5/01/32 ............................ 430,000 420,402
Special Assessment, 144A, 2021, 3.375%, 5/01/41 ......................... 1,160,000 1,116,349
Special Assessment, 144A, 2021, 4%, 5/01/51 ............................ 750,000 760,763
Eden Hills Community Development District ,
Special Assessment, 2020, 3.25%, 5/01/30 .............................. 110,000 111,774
Special Assessment, 2020, 4%, 5/01/40 ................................. 300,000 310,470

Franklin Tax-Free Trust
Statement of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
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Florida (continued)
Eden Hills Community Development District, (continued)
Special Assessment, 2020, 4.125%, 5/01/51 ............................. $ 500,000 $ 511,480
Edgewater East Community Development District ,
Special Assessment, 2021, 2.5%, 5/01/26 ............................... 525,000 524,491
Special Assessment, 2021, 3.1%, 5/01/31 ............................... 700,000 697,571
Special Assessment, 2021, 3.6%, 5/01/41 ............................... 1,625,000 1,615,737
Special Assessment, 2021, 4%, 5/01/51 ................................. 1,825,000 1,849,236
b
Enbrook Community Development District ,
Special Assessment, 144A, 2020, 4%, 5/01/40 ............................ 835,000 880,867
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 1,150,000 1,194,700
Epperson North Community Development District ,
b
Special Assessment, 144A, 2018 A-1, 5.5%, 11/01/39 ....................... 1,500,000 1,718,850
Special Assessment, 2021, 2.5%, 5/01/26 ............................... 300,000 296,835
Special Assessment, 2021, 3%, 5/01/31 ................................. 350,000 342,468
Special Assessment, 2021, 3.5%, 5/01/41 ............................... 1,000,000 964,820
Special Assessment, 2021, 4%, 5/01/51 ................................. 1,325,000 1,324,947
Epperson Ranch II Community Development District ,
Assessment Area 2, Special Assessment, 2020, 3.25%, 5/01/25 ............... 775,000 790,709
Assessment Area 2, Special Assessment, 2020, 3.625%, 5/01/30 .............. 1,135,000 1,186,461
Assessment Area 2, Special Assessment, 2020, 4.2%, 5/01/40 ................ 3,075,000 3,260,299
Assessment Area 2, Special Assessment, 2020, 4.375%, 5/01/51 .............. 5,315,000 5,621,038
Escambia County Health Facilities Authority ,
Baptist Health Care Corp. Obligated Group, Revenue, 2020 A, Refunding, 4%,
8/15/45 ........................................................ 9,000,000 10,012,410
Baptist Health Care Corp. Obligated Group, Revenue, 2020 A, Refunding, 4%,
8/15/50 ........................................................ 3,200,000 3,543,648
Florida Development Finance Corp. ,
b,d
Brightline Trains Florida LLC, Revenue, 144A, 2019 A, Refunding, Mandatory Put,
6.375%, 1/01/26 ................................................. 2,000,000 1,944,860
b,d
Brightline Trains Florida LLC, Revenue, 144A, 2019 A, Refunding, Mandatory Put,
6.5%, 1/01/29 ................................................... 4,000,000 3,838,000
b
Brightline Trains Florida LLC, Revenue, 144A, 2019 B, 7.375%, 1/01/49 ......... 50,000,000 48,535,000
b
Mayflower Retirement Center, Inc. Obligated Group, Revenue, 144A, 2020A, 5.25%,
6/01/50 ........................................................ 5,000,000 5,577,600
River City Education Obligated Group, Revenue, 2021 A, 4%, 7/01/55 .......... 1,000,000 1,055,160
b
Forest Lake Community Development District ,
Special Assessment, 144A, 2020, 3.25%, 5/01/30 ......................... 350,000 358,624
Special Assessment, 144A, 2020, 4%, 5/01/40 ............................ 1,285,000 1,343,159
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 1,190,000 1,224,950
Grand Oaks Community Development District ,
Special Assessment, 2020, 4.25%, 5/01/40 .............................. 1,100,000 1,130,140
Special Assessment, 2020, 4.5%, 5/01/52 ............................... 3,500,000 3,609,410
Greater Orlando Aviation Authority , Revenue , 2019 A , 5% , 10/01/44 ..............
14,200,000 17,145,648
b
Greeneway Improvement District , Special Assessment , 144A, 2013 , 5.125% , 5/01/43 35,910,000 37,008,128
Hammock Reserve Community Development District ,
Special Assessment, 2020, 4%, 5/01/40 ................................. 540,000 563,144
Special Assessment, 2020, 4%, 5/01/51 ................................. 860,000 882,558
Heritage Harbour North Community Development District , Special Assessment , 2014 ,
5.125% , 5/01/45 ................................................... 2,170,000 2,488,361
b
Hills Minneola Community Development District ,
Special Assessment, 144A, 2020, 3.5%, 5/01/31 .......................... 1,000,000 1,044,970
Special Assessment, 144A, 2020, 4%, 5/01/40 ............................ 2,625,000 2,758,429
Special Assessment, 144A, 2020, 4%, 5/01/50 ............................ 5,505,000 5,740,504

Franklin Tax-Free Trust
Statement of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
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Florida (continued)
Hillsborough County Industrial Development Authority , Florida Health Sciences Center,
Inc. Obligated Group , Revenue , 2020A , 4% , 8/01/55 ....................... $ 2,000,000 $ 2,215,300
Holly Hill Road East Community Development District ,
Special Assessment, 2020, 4.5%, 11/01/31 ............................... 165,000 177,035
Special Assessment, 2020, 5%, 11/01/41 ................................ 350,000 388,462
Special Assessment, 2020, 5%, 11/01/50 ................................ 520,000 576,295
Indian Trace Development District , Special Assessment , 2003 , 5.5% , 5/01/33 ......
2,000,000 2,005,580
Indigo Community Development District ,
Special Assessment, 1999 A, 7%, 5/01/31 ............................... 595,000 595,940
Special Assessment, 1999C, 7%, 5/01/30 ................................ 4,123,752 2,886,626
Kindred Community Development District II ,
Special Assessment, 2020, 3.5%, 5/01/40 ............................... 395,000 404,650
Special Assessment, 2020, 3.75%, 5/01/50 .............................. 570,000 586,484
Kingman Gate Community Development District ,
Special Assessment, 2020, 3.125%, 6/15/30 ............................. 375,000 390,795
Special Assessment, 2020, 4%, 6/15/40 ................................. 775,000 834,125
Special Assessment, 2020, 4%, 6/15/50 ................................. 2,270,000 2,396,053
Lake Ashton Community Development District , Special Assessment , 2015A-1 ,
Refunding , 5% , 5/01/32 ............................................. 2,280,000 2,428,040
Lakewood Ranch Stewardship District ,
Special Assessment, 2020, 3%, 5/01/30 ................................. 470,000 472,425
b
Special Assessment, 144A, 2020, 3.125%, 5/01/30 ......................... 250,000 256,148
b
Special Assessment, 144A, 2020, Refunding, 3.2%, 5/01/30 .................. 440,000 452,012
Special Assessment, 2020, 3.5%, 5/01/40 ............................... 750,000 756,428
b
Special Assessment, 144A, 2020, 3.625%, 5/01/40 ......................... 1,080,000 1,107,529
b
Special Assessment, 144A, 2020, Refunding, 3.75%, 5/01/40 ................. 2,100,000 2,170,770
b
Special Assessment, 144A, 2020, Refunding, 4%, 5/01/50 ................... 1,250,000 1,293,625
Special Assessment, 2020, 4%, 5/01/50 ................................. 1,270,000 1,308,303
b
Special Assessment, 144A, 2020, 3.875%, 5/01/51 ......................... 2,650,000 2,728,281
Special Assessment, 2020 A, 3.75%, 5/01/40 ............................. 525,000 543,438
Special Assessment, 2020 A, 3.9%, 5/01/50 .............................. 770,000 794,247
Live Oak Lake Community Development District ,
Special Assessment, 2020, 4.4%, 5/01/40 ............................... 1,600,000 1,647,376
Special Assessment, 2020, 4.6%, 5/01/51 ............................... 2,845,000 2,926,310
b
Magnolia Park Community Development District ,
Special Assessment, 144A, 2020, Refunding, 4%, 5/01/31 ................... 250,000 278,547
Special Assessment, 144A, 2020, Refunding, 4%, 5/01/39 ................... 688,000 740,364
Marshall Creek Community Development District , Special Assessment , 2015A ,
Refunding , 5% , 5/01/32 ............................................. 1,890,000 1,993,856
Miami-Dade County Educational Facilities Authority , University of Miami , Revenue , B ,
Refunding , AMBAC Insured , 5.25% , 4/01/27 .............................. 10,995,000 13,556,285
Miami-Dade County Expressway Authority , Revenue , A , 5% , 7/01/40 .............
44,360,000 44,482,434
Mirada II Community Development District ,
Special Assessment, 2021, 2.5%, 5/01/26 ............................... 500,000 497,350
Special Assessment, 2021, 3.125%, 5/01/31 ............................. 650,000 642,168
Special Assessment, 2021, 3.5%, 5/01/41 ............................... 2,100,000 2,058,189
Special Assessment, 2021, 4%, 5/01/51 ................................. 2,375,000 2,396,660
New Port Tampa Bay Community Development District ,
Special Assessment, 2021, 2.875%, 5/01/26 ............................. 350,000 348,827
Special Assessment, 2021, 3.5%, 5/01/31 ............................... 500,000 495,760
Special Assessment, 2021, 3.875%, 5/01/41 ............................. 1,250,000 1,232,725
Special Assessment, 2021, 4.125%, 5/01/52 ............................. 2,250,000 2,211,120
North Powerline Road Community Development District ,
Special Assessment, 2020, 3.125%, 5/01/30 ............................. 490,000 490,931
Special Assessment, 2020, 3.625%, 5/01/40 ............................. 1,000,000 1,002,290
Special Assessment, 2020, 4%, 5/01/51 ................................. 1,500,000 1,526,460

Franklin Tax-Free Trust
Statement of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
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North River Ranch Community Development District ,
Special Assessment, 2020 A-2, 4.2%, 5/01/35 ............................ $ 1,670,000 $ 1,687,669
Special Assessment, 2020 A3, 4.75%, 5/01/40 ............................ 2,000,000 2,000,220
Special Assessment, 2020A-1, 3%, 5/01/25 .............................. 590,000 593,038
Special Assessment, 2020A-1, 3.5%, 5/01/30 ............................. 855,000 862,601
Special Assessment, 2020A-1, 4%, 5/01/40 .............................. 1,150,000 1,162,282
Special Assessment, 2020A-1, 4.25%, 5/01/51 ............................ 1,960,000 1,980,678
b
North Springs Improvement District , Special Assessment , 144A, 2017-2 , 5% , 5/01/48 5,000,000 5,510,600
Northern Palm Beach County ,
Improvement District Unit of Development No. 2C, Special Assessment, 2014, 5%,
8/01/34 ........................................................ 2,700,000 2,909,952
Improvement District Unit of Development No. 2C, Special Assessment, 2014, 5.2%,
8/01/46 ........................................................ 6,000,000 6,426,120
Improvement District Unit of Development No. 2C, Special Assessment, 2017, 5%,
8/01/37 ........................................................ 750,000 845,550
Improvement District Unit of Development No. 2C, Special Assessment, 2017, 5%,
8/01/46 ........................................................ 3,000,000 3,339,480
Old Hickory Community Development District ,
Special Assessment, 2020, 4%, 6/15/40 ................................. 1,300,000 1,384,006
Special Assessment, 2020, 4%, 6/15/50 ................................. 1,955,000 2,049,231
Orange County Health Facilities Authority ,
Presbyterian Retirement Communities, Inc. Obligated Group, Revenue, 2016,
Refunding, 5%, 8/01/41 ............................................ 3,800,000 4,125,432
Presbyterian Retirement Communities, Inc. Obligated Group, Revenue, 2016,
Refunding, 5%, 8/01/47 ............................................ 4,285,000 4,636,156
Palm Beach County Health Facilities Authority , ACTS Retirement-Life Communities,
Inc. Obligated Group , Revenue , 2016 , Refunding , 5% , 11/15/32 ............... 1,500,000 1,773,285
Parkview at Long Lake Ranch Community Development District ,
Special Assessment, 2020, 3.75%, 5/01/40 .............................. 955,000 981,100
Special Assessment, 2020, 4%, 5/01/51 ................................. 800,000 827,920
Parrish Plantation Community Development District ,
Special Assessment, 2021, 2.5%, 5/01/26 ............................... 255,000 254,138
Special Assessment, 2021, 3.125%, 5/01/31 ............................. 235,000 232,969
Special Assessment, 2021, 3.5%, 5/01/41 ............................... 790,000 778,719
Special Assessment, 2021, 4%, 5/01/52 ................................. 1,370,000 1,387,098
Pelican Marsh Community Development District ,
Special Assessment, 2012, Refunding, 4.875%, 5/01/22 ..................... 330,000 335,913
Special Assessment, 2012, Refunding, 5.375%, 5/01/31 ..................... 1,260,000 1,298,594
Pine Ridge Plantation Community Development District , Special Assessment , 2020
A-2 , Refunding , 3.75% , 5/01/37 ....................................... 700,000 723,030
Pinellas County Industrial Development Authority ,
Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc., Revenue,
2017, 5%, 7/01/39 ................................................ 2,000,000 2,372,200
Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc., Revenue,
2019, 5%, 7/01/29 ................................................ 1,000,000 1,139,870
Preserve at South Branch Community Development District ,
Special Assessment, 2021, 3%, 5/01/31 ................................. 150,000 148,827
Special Assessment, 2021, 3.5%, 5/01/41 ............................... 750,000 740,347
Special Assessment, 2021, 4%, 5/01/51 ................................. 1,000,000 1,021,780
River Hall Community Development District ,
Special Assessment, 2020 A, 3.25%, 5/01/31 ............................. 430,000 442,805
Special Assessment, 2020 A, 3.625%, 5/01/40 ............................ 1,030,000 1,058,675
Special Assessment, 2020 A, 3.875%, 5/01/51 ............................ 2,690,000 2,780,492
River Landing Community Development District ,
Special Assessment, 2020 A, 3%, 5/01/25 ............................... 325,000 327,772
Special Assessment, 2020 A, 3.6%, 5/01/30 .............................. 475,000 483,788
Special Assessment, 2020 A, 4.125%, 5/01/40 ............................ 850,000 868,530

Franklin Tax-Free Trust
Statement of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
96
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(continued)
Florida (continued)
River Landing Community Development District, (continued)
Special Assessment, 2020 A, 4.35%, 5/01/51 ............................. $ 1,100,000 $ 1,124,156
Special Assessment, 2020 B, 4.25%, 11/01/35 ............................ 1,200,000 1,235,676
River Place on the St. Lucie Community Development District ,
Special Assessment, 2001 A, 7.625%, 5/01/30 ............................ 1,190,000 1,190,286
c
Special Assessment, 2001 B, 7.25%, 5/01/10 ............................. 35,000 1,750
Rivington Community Development District , Special Assessment , 2020 , 3.75% , 5/01/40
1,910,000 1,974,844
Saddle Creek Preserve of Polk County Community Development District ,
Special Assessment, 2020, 3%, 6/15/30 ................................. 250,000 254,135
Special Assessment, 2020, 4%, 6/15/40 ................................. 610,000 646,393
Special Assessment, 2020, 4%, 6/15/50 ................................. 785,000 819,022
b
Sandmine Road Community Development District ,
Assessment Area One, Special Assessment, 144A, 2020, 3.125%, 5/01/30 ....... 300,000 308,016
Assessment Area One, Special Assessment, 144A, 2020, 3.625%, 5/01/40 ....... 1,040,000 1,076,691
Assessment Area One, Special Assessment, 144A, 2020, 3.75%, 5/01/50 ....... 2,020,000 2,082,014
Sandridge Community Development District ,
Special Assessment, 2021 A-2, 3.875%, 5/01/31 .......................... 885,000 867,468
Special Assessment, 2021A-1, 2.875%, 5/01/26 ........................... 500,000 493,715
Special Assessment, 2021A-1, 3.4%, 5/01/31 ............................. 750,000 732,922
Special Assessment, 2021A-1, 3.875%, 5/01/41 ........................... 740,000 715,795
Special Assessment, 2021A-1, 4%, 5/01/51 .............................. 735,000 695,523
Sarasota National Community Development District ,
Special Assessment, 2020, Refunding, 3.5%, 5/01/31 ....................... 1,500,000 1,596,855
Special Assessment, 2020, Refunding, 4%, 5/01/39 ........................ 2,210,000 2,358,446
Scenic Highway Community Development District ,
Special Assessment, 2020, 3.25%, 5/01/30 .............................. 470,000 468,877
Special Assessment, 2020, 3.75%, 5/01/40 .............................. 1,230,000 1,224,957
Special Assessment, 2020, 4%, 5/01/51 ................................. 1,250,000 1,243,437
School Board of Miami-Dade County (The) , COP , 2013A , 5% , 5/01/31 ............
7,985,000 8,718,822
Six Mile Creek Community Development District ,
Assessment Area 2, Special Assessment, 2020, Refunding, 3.125%, 11/01/25 .... 350,000 357,465
Assessment Area 2, Special Assessment, 2020, Refunding, 3.625%, 11/01/31 .... 505,000 530,199
Assessment Area 2, Special Assessment, 2020, Refunding, 4.125%, 11/01/40 .... 1,375,000 1,457,638
Assessment Area 2, Special Assessment, 2020, Refunding, 4.25%, 11/01/50 ..... 2,305,000 2,430,138
Assessment Area 3, Special Assessment, 2021, 2.5%, 5/01/26 ................ 350,000 346,140
Assessment Area 3, Special Assessment, 2021, 3%, 5/01/31 ................. 520,000 508,368
Assessment Area 3, Special Assessment, 2021, 3.5%, 5/01/41 ................ 1,585,000 1,527,052
Assessment Area 3, Special Assessment, 2021, 4%, 5/01/51 ................. 1,200,000 1,203,936
Somerset Community Development District , Special Assessment , 2005 , 5.3% , 5/01/37
5,900,000 5,904,602
State of Florida , GO , 1999 D , Refunding , 6% , 6/01/23 ........................
5,000,000 5,641,250
b
Stoneybrook South Community Development District ,
Special Assessment, 144A, 2020, 3%, 12/15/30 ........................... 500,000 503,475
Special Assessment, 144A, 2020, 3.5%, 12/15/40 ......................... 1,000,000 1,008,230
Special Assessment, 144A, 2020, 3.75%, 12/15/50 ......................... 1,500,000 1,512,195
Summerstone Community Development District ,
Special Assessment, 2020, 3.25%, 5/01/30 .............................. 165,000 168,955
Special Assessment, 2020, 3.75%, 5/01/40 .............................. 700,000 717,465
Special Assessment, 2020, 4%, 5/01/51 ................................. 910,000 936,017
Timber Creek Southwest Community Development District ,
Special Assessment, 2020, 4%, 6/15/40 ................................. 1,000,000 1,064,620
Special Assessment, 2020, 4%, 6/15/50 ................................. 2,000,000 2,096,400
Tohoqua Community Development District ,
Special Assessment, 2021, 2.875%, 5/01/31 ............................. 215,000 210,257
Special Assessment, 2021, 3.375%, 5/01/41 ............................. 810,000 784,574
Special Assessment, 2021, 4%, 5/01/51 ................................. 1,175,000 1,187,678

Franklin Tax-Free Trust
Statement of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
97
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Value
a a a a a
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(continued)
Florida (continued)
b
Towne Park Community Development District ,
Special Assessment, 144A, 2020, 3.125%, 5/01/30 ......................... $ 410,000 $ 409,988
Special Assessment, 144A, 2020, 3.625%, 5/01/40 ......................... 1,075,000 1,074,957
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 1,000,000 1,015,310
b
Trevesta Community Development District ,
Special Assessment, 144A, 2020, 3.25%, 5/01/30 ......................... 235,000 240,473
Special Assessment, 144A, 2020, 3.75%, 5/01/40 ......................... 880,000 901,252
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 1,750,000 1,800,050
Triple Creek Community Development District ,
Special Assessment, 2021, 3%, 11/01/31 ................................ 250,000 247,963
Special Assessment, 2021, 3.5%, 11/01/41 ............................... 740,000 730,313
Special Assessment, 2021, 4%, 11/01/50 ................................ 750,000 763,680
b
V-Dana Community Development District ,
Assessment Area One, Special Assessment, 144A, 2020, 3.5%, 5/01/31 ........ 375,000 388,950
Assessment Area One, Special Assessment, 144A, 2020, 4%, 5/01/40 .......... 1,775,000 1,858,035
Assessment Area One, Special Assessment, 144A, 2020, 4%, 5/01/51 .......... 3,500,000 3,625,090
b
Veranda Community Development District II ,
Special Assessment, 144A, 2021, Refunding, 2.5%, 5/01/26 .................. 435,000 435,257
Special Assessment, 144A, 2021, Refunding, 3.1%, 5/01/31 .................. 415,000 415,585
Special Assessment, 144A, 2021, Refunding, 3.6%, 5/01/41 .................. 1,020,000 1,021,693
Special Assessment, 144A, 2021, Refunding, 4%, 5/01/51 ................... 1,500,000 1,527,465
Village Community Development District No. 10 ,
Special Assessment, 2012, 5%, 5/01/32 ................................. 4,970,000 5,164,576
Special Assessment, 2012, 5.125%, 5/01/43 ............................. 8,000,000 8,330,320
Special Assessment, 2014, 5.75%, 5/01/31 .............................. 1,700,000 1,844,874
Special Assessment, 2014, 6%, 5/01/44 ................................. 7,100,000 7,747,307
b
Village Community Development District No. 13 , Special Assessment , 144A, 2020 ,
3.5% , 5/01/51 .................................................... 17,000,000 17,444,380
Village Community Development District No. 6 , Special Assessment , 2013 , Refunding ,
4% , 5/01/35 ...................................................... 3,415,000 3,493,101
Village Community Development District No. 9 ,
Special Assessment, 1, Refunding, 6.75%, 5/01/31 ......................... 6,220,000 6,286,305
Special Assessment, 1, Refunding, 7%, 5/01/41 ........................... 5,510,000 5,570,886
Special Assessment, 2012, Refunding, 5%, 5/01/22 ........................ 385,000 396,184
Special Assessment, 2012, Refunding, 5.25%, 5/01/31 ...................... 1,770,000 1,827,419
Special Assessment, 2012, Refunding, 5.5%, 5/01/42 ....................... 1,780,000 1,838,936
Villamar Community Development District ,
Special Assessment, 2020, 3.2%, 5/01/30 ............................... 240,000 244,503
Special Assessment, 2020, 3.75%, 5/01/40 .............................. 655,000 669,783
Special Assessment, 2020, 4%, 5/01/51 ................................. 1,000,000 1,022,310
b
West Port Community Development District ,
Special Assessment, 144A, 2020, 3.25%, 5/01/31 ......................... 410,000 408,934
Special Assessment, 144A, 2020, 3.625%, 5/01/41 ......................... 1,085,000 1,080,346
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 1,545,000 1,566,877
Windward Community Development District ,
Special Assessment, 2020 A1, 3%, 5/01/25 .............................. 100,000 101,196
Special Assessment, 2020 A1, 3.65%, 5/01/30 ............................ 130,000 133,242
Special Assessment, 2020 A1, 4.25%, 5/01/40 ............................ 630,000 648,787
Special Assessment, 2020 A1, 4.5%, 5/01/51 ............................. 495,000 509,592
Special Assessment, 2020 A-2, 4.4%, 11/01/35 ........................... 2,000,000 2,085,740
Wiregrass II Community Development District ,
Special Assessment, 2020, 3.125%, 5/01/30 ............................. 645,000 658,190
Special Assessment, 2020, 3.7%, 5/01/40 ............................... 1,680,000 1,723,344
Special Assessment, 2020, 3.875%, 5/01/50 ............................. 1,960,000 2,003,218
672,314,556

Franklin Tax-Free Trust
Statement of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
98
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(continued)
Georgia 1.2%
c
Baldwin County Hospital Authority ,
Oconee Regional Medical Center Obligated Group, Revenue, 1998, 5.375%,
12/01/28 ....................................................... $ 1,470,000 $ 15
Oconee Regional Medical Center Obligated Group, Revenue, 2016, 6.5%, 4/30/17 . 480,367 37,228
b
Development Authority of Cobb County (The) ,
Presbyterian Village Austell, Inc., Revenue, 144A, 2019 A, Refunding, 5%, 12/01/39 1,825,000 1,863,763
Presbyterian Village Austell, Inc., Revenue, 144A, 2019 A, Refunding, 5%, 12/01/49 10,760,000 10,766,671
Forsyth County Hospital Authority , Georgia Baptist Healthcare System Obligated
Group , Revenue , 1998 , ETM, 6.375% , 10/01/28 ........................... 6,765,000 8,371,146
Gainesville & Hall County Hospital Authority , Northeast Georgia Health System
Obligated Group , Revenue , 2020 A , Refunding , 4% , 2/15/39 ................. 8,300,000 9,514,456
Main Street Natural Gas, Inc. ,
Revenue, 2007A, 5.5%, 9/15/25 ....................................... 5,000,000 6,007,900
Revenue, 2007A, 5.5%, 9/15/27 ....................................... 4,000,000 5,057,480
Revenue, 2007A, 5.5%, 9/15/28 ....................................... 10,000,000 12,849,300
Revenue, 2019 A, 5%, 5/15/49 ........................................ 11,500,000 16,639,580
Municipal Electric Authority of Georgia ,
Revenue, 2019 B, 5%, 1/01/48 ........................................ 4,595,000 5,416,127
Revenue, 2019A, 5%, 1/01/56 ........................................ 5,000,000 5,881,500
82,405,166
Idaho 0.2%
Idaho Housing & Finance Association , Revenue , 2010A , 7% , 2/01/36 ............
13,305,000 13,345,713
Illinois 5.1%
Bureau County Township High School District No. 502 , GO , 2013A , Pre-Refunded ,
BAM Insured , 6.625% , 10/01/43 ....................................... 5,250,000 6,145,125
County of Cook , GO , 2012C , Refunding , 5% , 11/15/29 .......................
34,555,000 36,934,457
Illinois Finance Authority ,
c
2017 IAVF Windy City Obligated Group, Revenue, 2017 A-1, 4.375%, 12/01/42 ... 2,815,000 2,252,000
c
2018 Blue Island LLC, Revenue, 2018A-1, 5%, 12/01/43 .................... 3,000,000 1,890,000
c
2018 Blue Island LLC, Revenue, 2018A-1, 5%, 12/01/53 .................... 3,075,000 1,937,250
c
BHF Chicago Housing Group C LLC, Revenue, 2018 A-1, 5.1%, 12/01/43 ....... 1,600,000 560,000
c
BHF Chicago Housing Group C LLC, Revenue, 2018 A-1, 5.25%, 12/01/53 ...... 2,600,000 910,000
CHF-Dekalb II LLC, Revenue, 2011, 6.875%, 10/01/43 ...................... 15,000,000 15,226,950
b
McKinley Foundation at University of Illinois (The), Revenue, 144A, 2021 A,
Refunding, 5.125%, 11/01/55 ....................................... 13,560,000 13,661,836
b
McKinley Foundation at University of Illinois (The), Revenue, 144A, 2021 B, 7%,
11/01/37 ....................................................... 4,190,000 4,209,861
b,d
Navistar International Corp., Revenue, 144A, 2020, Refunding, Mandatory Put,
4.75%, 8/01/30 .................................................. 26,100,000 27,875,061
Noble Network of Charter Schools, Revenue, 2015, Refunding, 5%, 9/01/25 ...... 2,750,000 2,963,895
Noble Network of Charter Schools, Revenue, 2015, Refunding, 5%, 9/01/32 ...... 3,750,000 4,023,037
OSF Healthcare System Obligated Group, Revenue, 2015 A, Refunding, 5%,
11/15/45 ....................................................... 15,750,000 17,643,465
OSF Healthcare System Obligated Group, Revenue, 2020 A, Refunding, 4%, 5/15/50 4,570,000 5,076,585
Plymouth Place Obligated Group, Revenue, 2015, Refunding, 5%, 5/15/37 ....... 2,500,000 2,628,275
Plymouth Place Obligated Group, Revenue, 2015, Refunding, 5.25%, 5/15/45 .... 1,100,000 1,154,373
Plymouth Place Obligated Group, Revenue, 2015, Refunding, 5.25%, 5/15/50 .... 3,150,000 3,305,704
Rosalind Franklin University of Medicine and Science, Revenue, A, Refunding, 5%,
8/01/47 ........................................................ 1,525,000 1,723,403
Rosalind Franklin University of Medicine and Science, Revenue, C, 5%, 8/01/46 ... 1,900,000 2,147,380
Westminster Village, Inc. Obligated Group, Revenue, 2018A, Refunding, 5%, 5/01/48 4,030,000 4,017,829
Westminster Village, Inc. Obligated Group, Revenue, 2018A, Refunding, 5.25%,
5/01/48 ........................................................ 10,000,000 10,196,500
Westminster Village, Inc. Obligated Group, Revenue, 2018A, Refunding, 5.5%,
5/01/53 ........................................................ 8,310,000 8,546,918

Franklin Tax-Free Trust
Statement of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
99
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Illinois (continued)
Metropolitan Pier & Exposition Authority ,
Revenue, 1996, ETM, 7%, 7/01/26 ..................................... $ 5,485,000 $ 6,512,779
Revenue, 2002 A, NATL Insured, Zero Cpn., 6/15/35 ....................... 15,000,000 10,016,100
Revenue, 2002 A, NATL Insured, Zero Cpn., 6/15/36 ....................... 4,925,000 3,158,649
Revenue, 2002 A, NATL Insured, Zero Cpn., 12/15/37 ...................... 13,650,000 8,260,434
Revenue, 2002 A, AGMC, NATL Insured, Zero Cpn., 12/15/40 ................ 4,000,000 2,270,240
Revenue, 2010-B-1, Refunding, AGMC Insured, Zero Cpn., 6/15/45 ............ 18,100,000 8,591,527
Revenue, 2020 B, Refunding, 5%, 6/15/42 ............................... 5,000,000 6,051,100
State of Illinois ,
GO, 2016, Refunding, 5%, 2/01/26 ..................................... 4,000,000 4,586,320
GO, 2017 A, 4.25%, 12/01/40 ......................................... 1,850,000 1,982,978
GO, 2017C, 5%, 11/01/29 ........................................... 10,330,000 11,828,986
GO, 2017D, 3.25%, 11/01/26 ......................................... 2,500,000 2,608,100
GO, 2017D, 5%, 11/01/26 ........................................... 5,200,000 5,977,816
GO, 2017D, 5%, 11/01/27 ........................................... 6,445,000 7,509,263
GO, 2017D, 5%, 11/01/28 ........................................... 8,545,000 9,856,145
GO, 2018B, Refunding, 5%, 10/01/32 ................................... 1,870,000 2,179,279
GO, 2019 B, 4%, 11/01/34 ........................................... 2,400,000 2,636,520
GO, 2019 B, 4%, 11/01/38 ........................................... 1,420,000 1,528,289
GO, 2019 C, 4%, 11/01/40 ........................................... 1,490,000 1,595,954
GO, 2019 C, 4%, 11/01/43 ........................................... 2,515,000 2,671,886
GO, 2020, 5.5%, 5/01/30 ............................................ 7,650,000 9,593,942
GO, 2020, 5.5%, 5/01/39 ............................................ 14,175,000 17,223,476
GO, 2020, 5.75%, 5/01/45 ........................................... 7,420,000 9,073,250
GO, 2020 B, 4%, 10/01/34 ........................................... 2,000,000 2,196,420
GO, 2020 C, 4%, 10/01/37 ........................................... 5,350,000 5,814,380
GO, 2020 C, 4%, 10/01/38 ........................................... 5,250,000 5,688,480
GO, 2020 C, 4%, 10/01/39 ........................................... 2,545,000 2,750,636
GO, 2020 C, 4%, 10/01/42 ........................................... 1,335,000 1,429,638
b
Upper Illinois River Valley Development Authority , 2018 IAVF Timber Oaks & Prairie
View Obligated Group , Revenue , 144A, 2020C , Refunding , 5% , 12/01/50 ........ 10,750,000 10,725,060
Village of Hillside , Mannheim Redevelopment Project Area , Tax Allocation , 2018 ,
Refunding , 5% , 1/01/30 ............................................. 2,690,000 2,837,116
342,184,667
Indiana 0.8%
City of Anderson , Sweet Galilee at the Wigwam LLC , Revenue , 2020A , 5.375% ,
1/01/40 ......................................................... 2,740,000 2,825,406
b
City of Jeffersonville , Vivera Senior Living of Columbus LLC , Revenue , 144A, 2020 A ,
5.25% , 11/01/40 ................................................... 4,500,000 4,571,685
Indiana Finance Authority ,
BHI Senior Living Obligated Group, Revenue, 2011, 5.75%, 11/15/41 ........... 5,000,000 5,107,350
Greencroft Goshen Obligated Group, Revenue, 2013A, 7%, 11/15/43 ........... 5,000,000 5,372,300
Ohio Valley Electric Corp., Revenue, 2012A, 5%, 6/01/32 .................... 10,000,000 10,349,200
WVB East End Partners LLC, Revenue, 2013A, 5%, 7/01/40 ................. 12,500,000 13,404,125
WVB East End Partners LLC, Revenue, 2013A, 5.25%, 1/01/51 ............... 12,500,000 13,397,500
55,027,566
Iowa 0.7%
Iowa Finance Authority , Northcrest Obligated Group , Revenue , 2018A , 5% , 3/01/48 ..
7,500,000 7,933,875
Iowa Tobacco Settlement Authority , Revenue , 2005B , 5.6% , 6/01/34 .............
35,850,000 36,356,560
44,290,435

Franklin Tax-Free Trust
Statement of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
100
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Principal
Amount
a
Value
a a a a a
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(continued)
Kansas 0.1%
City of Derby , Revenue , 2020 , 3.9% , 3/01/37 ...............................
$ 1,625,000 $ 1,656,964
Wyandotte County-Kansas City Unified Government , Revenue , 2018 , 4.5% , 6/01/40 .
1,800,000 1,850,364
3,507,328
Kentucky 0.4%
Kentucky Economic Development Finance Authority , Owensboro Health, Inc. Obligated
Group , Revenue , 2017 A , Refunding , 5.25% , 6/01/41 ....................... 10,000,000 11,083,800
Kentucky Public Transportation Infrastructure Authority ,
Revenue, First Tier, 2013C, Zero Cpn., 7/01/39 ........................... 10,000,000 11,661,800
Revenue, First Tier, 2013C, Zero Cpn., 7/01/43 ........................... 5,000,000 5,812,950
28,558,550
Louisiana 1.1%
Calcasieu Parish Memorial Hospital Service District , Southwest Louisiana Healthcare
System Obligated Group , Revenue , 2019 , Refunding , 5% , 12/01/39 ............ 2,055,000 2,218,743
b
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
GOMESA, Revenue, 144A, 2018, 5.375%, 11/01/38 ........................ 2,575,000 2,847,744
Invest in Americas Veterans Foundation Louisiana, Inc., Revenue, 144A, 2020A,
Refunding, 4%, 12/01/40 ........................................... 2,970,000 2,984,404
Invest in Americas Veterans Foundation Louisiana, Inc., Revenue, 144A, 2020A,
Refunding, 4.25%, 12/01/50 ........................................ 5,665,000 5,687,603
Parish of Jefferson, Revenue, 144A, 2019, 4%, 11/01/44 .................... 2,655,000 2,717,446
Parish of Lafourche, Revenue, 144A, 2019, 3.95%, 11/01/43 ................. 4,475,000 4,567,096
Parish of St. Martin, Revenue, 144A, 2019, 4.4%, 11/01/44 ................... 3,250,000 3,404,895
Parish of Vermilion, Revenue, 144A, 2019, 4.625%, 11/01/38 ................. 2,080,000 2,223,021
Provident Group - ULM Properties LLC, Revenue, 144A, 2019 A, 5%, 7/01/54 .... 4,000,000 3,939,080
Terrebonne Parish Consolidated Government, Revenue, 144A, 2018, 5.5%, 11/01/39 1,985,000 2,160,950
Louisiana Public Facilities Authority ,
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, Pre-Refunded, 5%,
5/15/47 ........................................................ 60,000 72,611
b
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-1, 5.375%, 1/01/40 5,000,000 5,589,800
b
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-1, 5.5%, 1/01/50 . 4,500,000 4,997,745
b
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-2, 7%, 1/01/57 ... 10,000,000 11,037,100
Parish of Beauregard , OfficeMax, Inc. , Revenue , 2002 , Refunding , 6.8% , 2/01/27 ...
13,990,000 14,006,368
St. Tammany Parish Finance Authority ,
Christwood Obligated Group, Revenue, 2014, Refunding, 5.25%, 11/15/29 ....... 1,200,000 1,319,100
Christwood Obligated Group, Revenue, 2014, Refunding, 5.25%, 11/15/37 ....... 1,650,000 1,775,516
Tobacco Settlement Financing Corp. , Revenue , 2013A , Refunding , 5.25% , 5/15/35 ..
1,000,000 1,086,170
72,635,392
Maryland 0.6%
City of Baltimore ,
Harbor Point Special Taxing District, Revenue, 2016, Refunding, 5%, 6/01/36 ..... 1,250,000 1,343,450
Harbor Point Special Taxing District, Revenue, 2016, Refunding, 5.125%, 6/01/43 . 5,500,000 5,886,595
County of Frederick ,
Oakdale-Lake Linganore Development District, Special Tax, 2019, Refunding, 3.25%,
7/01/29 ........................................................ 750,000 776,708
Oakdale-Lake Linganore Development District, Special Tax, 2019, Refunding, 3.75%,
7/01/39 ........................................................ 1,410,000 1,450,650
b
Technology Park Project TIF Development District, Special Tax, 144A, 2020 B,
Refunding, 4.625%, 7/01/43 ........................................ 3,365,000 3,831,355
Urbana Community Development Authority, Special Tax, 2020 B, Refunding, 4%,
7/01/40 ........................................................ 400,000 439,704
Urbana Community Development Authority, Special Tax, 2020 C, 4%, 7/01/50 .... 4,000,000 4,412,360

Franklin Tax-Free Trust
Statement of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
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Maryland (continued)
Maryland Community Development Administration , Residential , Revenue , 2019 B ,
Refunding , 3.2% , 9/01/39 ............................................ $ 10,000,000 $ 10,639,800
Maryland Economic Development Corp. ,
Tax Allocation, 2020, 4%, 9/01/40 ...................................... 2,000,000 2,186,700
Tax Allocation, 2020, 4%, 9/01/50 ...................................... 2,000,000 2,138,600
Morgan State University, Revenue, 2020, 4.25%, 7/01/50 .................... 500,000 549,240
Morgan State University, Revenue, 2020, 5%, 7/01/56 ...................... 1,000,000 1,171,450
Maryland Health & Higher Educational Facilities Authority ,
Frederick Health, Inc. Obligated Group, Revenue, 2020, Refunding, 4%, 7/01/50 .. 1,715,000 1,909,087
Stevenson University, Inc., Revenue, 2021 A, Refunding, 4%, 6/01/55 .......... 1,000,000 1,090,390
37,826,089
Massachusetts 1.1%
Commonwealth of Massachusetts , Revenue , 2005 , Refunding , NATL Insured , 5.5% ,
1/01/34 ......................................................... 35,000,000 47,101,250
Massachusetts Bay Transportation Authority , Revenue , 1991-A , 7% , 3/01/21 .......
260,000 260,000
Massachusetts Development Finance Agency ,
b
Linden Ponds Obligated Group, Revenue, 144A, 2018, 5%, 11/15/38 ........... 3,000,000 3,268,500
b
Linden Ponds Obligated Group, Revenue, 144A, 2018, 5.125%, 11/15/46 ........ 5,000,000 5,424,100
b
North Hill Communities, Inc. Obligated Group, Revenue, 144A, 2013A, Pre-
Refunded, 6.25%, 11/15/28 ......................................... 1,658,000 1,870,838
b
North Hill Communities, Inc. Obligated Group, Revenue, 144A, 2013A, Pre-
Refunded, 6.25%, 11/15/33 ......................................... 2,000,000 2,321,260
b
North Hill Communities, Inc. Obligated Group, Revenue, 144A, 2013A, Pre-
Refunded, 6.5%, 11/15/43 .......................................... 4,125,000 4,810,451
Wellforce Obligated Group, Revenue, 2020 C, Refunding, AGMC Insured, 4%,
10/01/45 ....................................................... 1,500,000 1,693,845
Massachusetts Educational Financing Authority , Revenue , 2013K , 5.25% , 7/01/29 ...
3,695,000 3,886,512
70,636,756
Michigan 2.8%
City of Detroit ,
GO, 2021A, 5%, 4/01/30 ............................................ 350,000 427,777
GO, 2021A, 5%, 4/01/31 ............................................ 480,000 592,853
GO, 2021A, 5%, 4/01/32 ............................................ 500,000 614,535
GO, 2021A, 5%, 4/01/33 ............................................ 770,000 943,273
GO, 2021A, 5%, 4/01/34 ............................................ 725,000 884,884
GO, 2021A, 5%, 4/01/35 ............................................ 955,000 1,160,239
GO, 2021A, 5%, 4/01/36 ............................................ 800,000 968,776
GO, 2021A, 5%, 4/01/37 ............................................ 875,000 1,055,320
GO, 2021A, 5%, 4/01/38 ............................................ 850,000 1,022,643
GO, 2021A, 5%, 4/01/39 ............................................ 750,000 899,497
GO, 2021A, 4%, 4/01/40 ............................................ 550,000 606,826
GO, 2021A, 4%, 4/01/41 ............................................ 600,000 659,754
GO, 2021A, 4%, 4/01/42 ............................................ 600,000 657,108
GO, 2021A, 5%, 4/01/46 ............................................ 2,750,000 3,290,348
GO, 2021A, 5%, 4/01/50 ............................................ 3,500,000 4,174,450
Great Lakes Water Authority Sewage Disposal System, Revenue, Second Lien,
2001B, NATL Insured, 5.5%, 7/01/29 .................................. 5,000,000 6,164,000
Great Lakes Water Authority Sewage Disposal System, Revenue, Second Lien,
2006B, NATL Insured, 5%, 7/01/36 ................................... 15,000 15,050
City of Ecorse , GO , 2011 , 6.5% , 11/01/35 .................................
3,815,000 3,952,111
Detroit City School District , GO , 2001A , AGMC Insured , 6% , 5/01/29 .............
15,900,000 19,695,648
Kalamazoo Economic Development Corp. ,
Heritage Community of Kalamazoo Obligated Group, Revenue, 2020 A, 5%, 5/15/43 1,120,000 1,222,805
Heritage Community of Kalamazoo Obligated Group, Revenue, 2020 A, 5%, 5/15/55 8,860,000 9,557,282

Franklin Tax-Free Trust
Statement of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
102
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Michigan (continued)
Michigan Finance Authority ,
Detroit Public Lighting Authority Utility Users Tax, Revenue, 2014B, 5%, 7/01/39 ... $ 5,600,000 $ 6,010,704
Detroit Public Lighting Authority Utility Users Tax, Revenue, 2014B, 5%, 7/01/44 ... 5,000,000 5,329,450
Great Lakes Water Authority Sewage Disposal System, Revenue, Senior Lien,
2014C-3, AGMC Insured, 5%, 7/01/32 ................................. 10,000,000 11,399,300
Great Lakes Water Authority Sewage Disposal System, Revenue, Senior Lien,
2014C-3, AGMC Insured, 5%, 7/01/33 ................................. 3,000,000 3,417,660
Great Lakes Water Authority Sewage Disposal System, Revenue, Senior Lien,
2014C-6, Refunding, 5%, 7/01/33 .................................... 10,000,000 11,392,200
Great Lakes Water Authority Water Supply System, Revenue, D-1, Refunding, AGMC
Insured, 5%, 7/01/37 .............................................. 5,000,000 5,671,350
Great Lakes Water Authority Water Supply System, Revenue, D-4, Refunding, 5%,
7/01/29 ........................................................ 11,000,000 12,551,000
Great Lakes Water Authority Water Supply System, Revenue, D-4, Refunding, 5%,
7/01/30 ........................................................ 9,000,000 10,269,000
Great Lakes Water Authority Water Supply System, Revenue, D-4, Refunding, 5%,
7/01/34 ........................................................ 10,000,000 11,381,600
Henry Ford Health System Obligated Group, Revenue, 2019A, 5%, 11/15/48 ..... 10,000,000 12,168,200
b
Thomas M Cooley Law School, Revenue, 144A, 2014, Refunding, 6%, 7/01/24 ... 2,500,000 2,591,225
b
Thomas M Cooley Law School, Revenue, 144A, 2014, Refunding, 6.75%, 7/01/44 . 5,505,000 5,754,486
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/49 ... 3,000,000 3,359,490
Tobacco Settlement, Revenue, Senior Lien, 2020 B-2, 2, Refunding, Zero Cpn.,
6/01/65 ........................................................ 110,000,000 13,589,400
Trinity Health Corp. Obligated Group, Revenue, 2011MI, Pre-Refunded, 5%,
12/01/39 ....................................................... 75,000 77,646
Trinity Health Corp. Obligated Group, Revenue, 2013MI-5, 4%, 12/01/40 ........ 3,000,000 3,427,050
Trinity Health Corp. Obligated Group, Revenue, MI 2019 A, Refunding, 5%, 12/01/41 7,500,000 9,345,450
Michigan Tobacco Settlement Finance Authority , Michigan Finance Authority Tobacco
Settlement , Revenue , 2007B , Zero Cpn., 6/01/52 .......................... 26,990,000 2,916,000
189,216,390
Minnesota 0.1%
City of Minneapolis ,
Ecumen Mill City Quarter LLC, Revenue, 2015, 5.25%, 11/01/45 .............. 2,800,000 2,824,276
Ecumen Mill City Quarter LLC, Revenue, 2015, 5.375%, 11/01/50 .............. 1,000,000 1,000,370
3,824,646
Mississippi 0.9%
County of Lowndes , International Paper Co. , Revenue , 1992-B , Refunding , 6.7% ,
4/01/22 ......................................................... 18,875,000 20,083,377
b
Mississippi Development Bank , County of Hancock , Revenue , 144A, 2019 , 4.55% ,
11/01/39 ........................................................ 2,250,000 2,378,048
Mississippi Hospital Equipment & Facilities Authority , Baptist Memorial Health Care
Obligated Group , Revenue , A , 5% , 9/01/41 ............................... 30,000,000 34,000,200
56,461,625
Missouri 0.8%
Cape Girardeau County Industrial Development Authority ,
SoutheastHEALTH Obligated Group, Revenue, 2016 A, Refunding, 6%, 3/01/33 ... 4,685,000 5,153,781
SoutheastHEALTH Obligated Group, Revenue, 2017 A, Refunding, 5%, 3/01/29 ... 250,000 274,620
City of Maryland Heights , Tax Allocation , 2020 , 4.125% , 11/01/38 ...............
2,500,000 2,613,150
Kansas City Industrial Development Authority , City of Kansas City Airport , Revenue ,
2019 B , 5% , 3/01/46 ............................................... 23,000,000 27,121,370
Kirkwood Industrial Development Authority ,
Ashfield Active Living & Wellness Communities, Inc. Obligated Group, Revenue,
2017 A, Refunding, 5.25%, 5/15/42 ................................... 1,000,000 1,085,730

Franklin Tax-Free Trust
Statement of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
103
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Missouri (continued)
Kirkwood Industrial Development Authority, (continued)
Ashfield Active Living & Wellness Communities, Inc. Obligated Group, Revenue,
2017 A, Refunding, 5.25%, 5/15/50 ................................... $ 3,500,000 $ 3,771,880
St. Louis County Industrial Development Authority , Friendship Village of West County ,
Revenue , 2012 , Pre-Refunded , 5% , 9/01/42 .............................. 7,000,000 7,503,160
Stoddard County Industrial Development Authority , SoutheastHEALTH Obligated
Group , Revenue , 2016B , Refunding , 6% , 3/01/37 .......................... 4,000,000 4,354,480
51,878,171
Montana 0.1%
Montana Facility Finance Authority , Kalispell Regional Medical Center Obligated Group ,
Revenue , 2018 B , Refunding , 5% , 7/01/48 ............................... 5,765,000 6,519,004
Nevada 1.1%
City of Henderson ,
Local Improvement District No. T-16, Special Assessment, 2005, 5.1%, 3/01/22 ... 970,000 948,699
Local Improvement District No. T-16, Special Assessment, 2005, 5.125%, 3/01/25 . 1,015,000 932,633
Local Improvement District No. T-18, Special Assessment, 2016, Refunding, 4%,
9/01/32 ........................................................ 1,750,000 1,835,645
Local Improvement District No. T-18, Special Assessment, 2016, Refunding, 4%,
9/01/35 ........................................................ 2,500,000 2,599,775
City of Las Vegas ,
Special Improvement District No. 610, Special Assessment, 2018, 5%, 6/01/48 .... 8,185,000 8,980,991
Special Improvement District No. 611, Special Assessment, 2020, 4%, 6/01/33 .... 185,000 199,062
Special Improvement District No. 611, Special Assessment, 2020, 4%, 6/01/34 .... 185,000 197,983
Special Improvement District No. 611, Special Assessment, 2020, 4%, 6/01/35 .... 185,000 197,217
Special Improvement District No. 611, Special Assessment, 2020, 4%, 6/01/40 .... 450,000 474,174
Special Improvement District No. 611, Special Assessment, 2020, 4.125%, 6/01/50 1,150,000 1,205,373
Special Improvement District No. 612 Skye Hills, Special Assessment, 2020, 3.5%,
6/01/35 ........................................................ 210,000 216,191
Special Improvement District No. 612 Skye Hills, Special Assessment, 2020, 4%,
6/01/50 ........................................................ 1,000,000 1,036,760
Special Improvement District No. 812, Special Assessment, 2015, 5%, 12/01/27 ... 1,445,000 1,614,629
Special Improvement District No. 812, Special Assessment, 2015, 5%, 12/01/30 ... 1,670,000 1,840,206
Special Improvement District No. 812, Special Assessment, 2015, 5%, 12/01/35 ... 1,060,000 1,153,598
Special Improvement District No. 814, Special Assessment, 2019, 4%, 6/01/39 .... 450,000 478,989
Special Improvement District No. 814, Special Assessment, 2019, 4%, 6/01/44 .... 750,000 789,210
Special Improvement District No. 815, Special Assessment, 2020, 4.75%, 12/01/40 1,000,000 1,108,790
b
City of Reno , Sales Tax , Revenue , 144A, 2018 C , Refunding , Zero Cpn., 7/01/58 .... 19,000,000 2,942,910
County of Clark ,
Special Improvement District No. 128, Special Assessment, 2001-2007, 5%, 2/01/26 1,295,000 1,309,141
Special Improvement District No. 128, Special Assessment, 2001-2007, 5.05%,
2/01/31 ........................................................ 1,010,000 1,019,433
Special Improvement District No. 142, Special Assessment, 2012, Refunding, 5%,
8/01/21 ........................................................ 930,000 945,587
Special Improvement District No. 159, Special Assessment, 2015, 5%, 8/01/35 .... 2,270,000 2,447,696
b
State of Nevada Department of Business & Industry ,
Fulcrum Sierra Biofuels LLC, Revenue, 144A, 2017, 5.875%, 12/15/27 .......... 11,885,000 11,981,506
Fulcrum Sierra Biofuels LLC, Revenue, 144A, 2017, 6.25%, 12/15/37 ........... 9,000,000 8,780,040
Somerset Academy of Las Vegas, Revenue, 144A, 2018A, 5%, 12/15/38 ........ 1,000,000 1,057,390
Somerset Academy of Las Vegas, Revenue, 144A, 2018A, 5%, 12/15/48 ........ 1,500,000 1,570,650
Tahoe-Douglas Visitors Authority ,
Revenue, 2020, 5%, 7/01/33 ......................................... 3,190,000 3,731,439
Revenue, 2020, 5%, 7/01/40 ......................................... 3,225,000 3,671,727
Revenue, 2020, 5%, 7/01/45 ......................................... 3,250,000 3,645,362
Revenue, 2020, 5%, 7/01/51 ......................................... 4,250,000 4,764,038
73,676,844

Franklin Tax-Free Trust
Statement of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
104
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New Hampshire 0.2%
New Hampshire Business Finance Authority ,
Caritas Acquisitions VII LLC, Revenue, 2020 A, 3.75%, 8/15/30 ............... $ 100,000 $ 103,384
Caritas Acquisitions VII LLC, Revenue, 2020 A, 4.125%, 8/15/40 .............. 2,545,000 2,634,609
Caritas Acquisitions VII LLC, Revenue, 2020 A, 4.25%, 8/15/46 ............... 2,860,000 2,952,464
Caritas Acquisitions VII LLC, Revenue, 2020 A, 4.5%, 8/15/55 ................ 5,940,000 6,175,165
b,d
Covanta Holding Corp., Revenue, 144A, 2020 B, Refunding, Mandatory Put, 3.75%,
7/02/40 ........................................................ 3,000,000 3,101,760
14,967,382
New Jersey 4.6%
New Jersey Economic Development Authority ,
New Jersey Transit Corp., Revenue, 2020 A, 5%, 11/01/44 ................... 7,800,000 9,167,496
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/32 .......... 500,000 512,150
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/37 .......... 2,150,000 2,191,215
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/47 .......... 1,000,000 1,011,010
State of New Jersey Department of the Treasury, Revenue, 2018EEE, 5%, 6/15/33 1,365,000 1,642,900
State of New Jersey Department of the Treasury, Revenue, 2018EEE, 5%, 6/15/36 2,640,000 3,146,590
State of New Jersey Department of the Treasury, Revenue, 2018EEE, 4.625%,
6/15/48 ........................................................ 1,000,000 1,128,350
State of New Jersey Department of the Treasury, Revenue, 2018EEE, 5%, 6/15/48 10,000,000 11,599,100
State of New Jersey Department of the Treasury, Revenue, 2019 LLL, 5%, 6/15/39 750,000 896,745
State of New Jersey Department of the Treasury, Revenue, 2019 LLL, 4%, 6/15/44 3,300,000 3,596,109
State of New Jersey Department of the Treasury, Revenue, AAA, 5%, 6/15/35 .... 3,450,000 3,991,581
State of New Jersey Department of the Treasury, Revenue, AAA, 5%, 6/15/41 .... 4,550,000 5,198,011
State of New Jersey Division of Property Management & Construction, Revenue,
2018 C, 5%, 6/15/34 .............................................. 1,020,000 1,203,682
State of New Jersey Division of Property Management & Construction, Revenue,
2018 C, 5%, 6/15/35 .............................................. 1,100,000 1,295,140
United Airlines, Inc., Revenue, 1999, 5.125%, 9/15/23 ...................... 15,300,000 16,251,201
United Airlines, Inc., Revenue, 1999, 5.25%, 9/15/29 ....................... 25,000,000 26,571,250
United Airlines, Inc., Revenue, 2003, 5.5%, 6/01/33 ........................ 16,480,000 17,932,547
b
White Horse HMT Urban Renewal LLC, Revenue, 144A, 2020, 5%, 1/01/40 ...... 3,000,000 2,969,520
New Jersey Higher Education Student Assistance Authority , Revenue , 2019 B ,
Refunding , 3% , 12/01/32 ............................................ 8,000,000 8,111,920
New Jersey Transportation Trust Fund Authority ,
Revenue, 2006C, NATL Insured, Zero Cpn., 12/15/30 ....................... 500,000 410,140
Revenue, 2006C, NATL Insured, Zero Cpn., 12/15/31 ....................... 3,675,000 2,916,443
Revenue, 2008 A, Zero Cpn., 12/15/38 .................................. 46,750,000 28,042,052
Revenue, 2009A, Zero Cpn., 12/15/39 .................................. 42,425,000 24,492,801
Revenue, 2010A, Zero Cpn., 12/15/40 .................................. 2,750,000 1,524,682
Revenue, 2011B, 5.25%, 6/15/36 ...................................... 17,500,000 17,701,425
Revenue, 2014 BB-1, 5%, 6/15/34 ..................................... 500,000 599,885
Revenue, 2014AA, 5%, 6/15/38 ....................................... 5,060,000 5,546,924
Revenue, 2014AA, 5%, 6/15/44 ....................................... 9,335,000 10,175,337
Revenue, 2015AA, 5.25%, 6/15/41 ..................................... 2,500,000 2,818,900
Revenue, 2018 A, Refunding, 5%, 12/15/32 .............................. 4,100,000 4,944,559
Revenue, 2018 A, Refunding, 5%, 12/15/35 .............................. 1,800,000 2,150,874
Revenue, 2019 A, Refunding, 4%, 12/15/39 .............................. 1,500,000 1,655,370
Revenue, 2019 AA, 5%, 6/15/46 ....................................... 2,500,000 2,905,400
Revenue, 2019 BB, 4%, 6/15/44 ....................................... 1,000,000 1,087,160
Revenue, 2019 BB, 5%, 6/15/44 ....................................... 3,050,000 3,556,086
Revenue, 2019 BB, 5%, 6/15/50 ....................................... 670,000 775,827
Revenue, 2020AA, 4%, 6/15/45 ....................................... 2,840,000 3,094,010
Revenue, 2020AA, 5%, 6/15/45 ....................................... 2,660,000 3,174,630
Revenue, 2020AA, 4%, 6/15/50 ....................................... 6,745,000 7,310,838
Revenue, 2020AA, 5%, 6/15/50 ....................................... 1,755,000 2,082,729

Franklin Tax-Free Trust
Statement of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
105
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New Jersey (continued)
Tobacco Settlement Financing Corp. ,
Revenue, 2018 A, Refunding, 5%, 6/01/46 ............................... $ 9,500,000 $ 11,078,710
Revenue, 2018 A, Refunding, 5.25%, 6/01/46 ............................. 18,000,000 21,419,460
Revenue, 2018B, Refunding, 5%, 6/01/46 ............................... 25,000,000 28,885,500
306,766,259
New Mexico 0.1%
Lower Petroglyphs Public Improvement District ,
Special Tax, 2018, Refunding, 5%, 10/01/33 .............................. 500,000 545,880
Special Tax, 2018, Refunding, 5%, 10/01/38 .............................. 450,000 485,991
Special Tax, 2018, Refunding, 5%, 10/01/48 .............................. 1,205,000 1,293,845
New Mexico Hospital Equipment Loan Council , Haverland Carter Lifestyle Obligated
Group , Revenue , 2012 , 5% , 7/01/42 .................................... 5,000,000 5,139,850
7,465,566
New York 6.9%
Buffalo & Erie County Industrial Land Development Corp. , D'Youville College , Revenue ,
2020A , Refunding , 4% , 11/01/45 ...................................... 2,000,000 2,151,400
City of New York , GO , 1992G , 7.5% , 2/01/22 ...............................
5,000 5,027
Metropolitan Transportation Authority ,
Revenue, 2013 D, 5%, 11/15/38 ....................................... 14,040,000 15,168,956
Revenue, 2013E, 5%, 11/15/33 ....................................... 10,000,000 10,919,300
d
Revenue, 2015 A-2, Mandatory Put, 5%, 5/15/30 .......................... 1,000,000 1,235,370
Revenue, 2015D-1, Refunding, 5%, 11/15/32 ............................. 1,250,000 1,436,263
Revenue, 2016A-1, 5.25%, 11/15/56 ................................... 5,000,000 5,737,150
Revenue, 2017A-2, Refunding, 5%, 11/15/26 ............................. 1,000,000 1,196,640
Revenue, 2017C-1, Refunding, 5%, 11/15/34 ............................. 7,500,000 8,908,050
Revenue, 2020 A-1, 5%, 11/15/47 ..................................... 24,300,000 28,707,291
Revenue, 2020 A-1, 5%, 11/15/48 ..................................... 650,000 767,039
Revenue, 2020 A-1, 5%, 11/15/49 ..................................... 2,500,000 2,946,075
Revenue, 2020 C-1, 4.75%, 11/15/45 ................................... 2,950,000 3,398,223
Revenue, 2020 C-1, 5%, 11/15/50 ..................................... 42,795,000 50,387,261
Revenue, 2020 D, 5%, 11/15/44 ....................................... 33,000,000 39,550,830
Revenue, 2020 D, 4%, 11/15/50 ....................................... 40,000,000 43,696,800
Municipal Assistance Corp. for the City of Troy ,
Revenue, 1996-C, NATL Insured, Zero Cpn., 7/15/21 ....................... 428,010 427,505
Revenue, 1996-C, NATL Insured, Zero Cpn., 1/15/22 ....................... 649,658 647,573
New York City Housing Development Corp. , FC 8 Spruce Street Residential LLC ,
Revenue , 2014F , F , Refunding , 4.5% , 2/15/48 ............................ 9,825,000 10,329,514
New York Liberty Development Corp. ,
b
3 World Trade Center LLC, Revenue, 144A, 2014, 2, Refunding, 5.375%, 11/15/40 . 15,000,000 16,655,850
Goldman Sachs Headquarters LLC, Revenue, 2005, Refunding, 5.25%, 10/01/35 .. 65,000,000 91,083,850
New York State Thruway Authority , Revenue , 2019 B , 4% , 1/01/50 ...............
10,000,000 11,215,000
New York Transportation Development Corp. ,
American Airlines, Inc., Revenue, 2020, Refunding, 5.25%, 8/01/31 ............ 12,000,000 14,417,280
American Airlines, Inc., Revenue, 2020, Refunding, 5.375%, 8/01/36 ........... 14,950,000 17,761,796
Delta Air Lines, Inc., Revenue, 2020, 5%, 10/01/35 ......................... 6,500,000 8,023,665
Delta Air Lines, Inc., Revenue, 2020, 5%, 10/01/40 ......................... 6,000,000 7,293,540
Laguardia Gateway Partners LLC, Revenue, 2016 A, 5%, 7/01/46 ............. 41,785,000 46,520,076
Port Authority of New York & New Jersey , Revenue , 2014 , 4% , 9/01/43 ...........
5,500,000 6,173,640
b
Rockland Tobacco Asset Securitization Corp. , Revenue , 144A, 2005 A , Zero Cpn.,
8/15/45 ......................................................... 61,000,000 14,814,460
461,575,424
North Carolina 0.3%
North Carolina Medical Care Commission ,
Galloway Ridge Obligated Group, Revenue, 2014A, Refunding, 5.25%, 1/01/41 ... 2,720,000 2,887,824

Franklin Tax-Free Trust
Statement of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
106
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North Carolina (continued)
North Carolina Medical Care Commission, (continued)
Maryfield, Inc. Obligated Group, Revenue, 2015, Refunding, 5%, 10/01/30 ....... $ 2,790,000 $ 2,984,882
Maryfield, Inc. Obligated Group, Revenue, 2015, Refunding, 5%, 10/01/35 ....... 1,000,000 1,059,020
Maryfield, Inc. Obligated Group, Revenue, 2020 A, 5%, 10/01/45 .............. 1,000,000 1,104,450
Maryfield, Inc. Obligated Group, Revenue, 2020 A, 5%, 10/01/50 .............. 1,500,000 1,647,345
United Church Homes & Services Obligated Group, Revenue, 2015A, Refunding,
5%, 9/01/37 .................................................... 2,100,000 2,164,449
United Church Homes & Services Obligated Group, Revenue, 2017C, Refunding,
5%, 9/01/41 .................................................... 2,120,000 2,200,369
United Church Homes & Services Obligated Group, Revenue, 2017C, Refunding,
5%, 9/01/46 .................................................... 6,325,000 6,520,948
20,569,287
North Dakota 0.1%
County of Burleigh ,
University of Mary, Revenue, 2016, 5.1%, 4/15/36 ......................... 2,800,000 2,931,936
University of Mary, Revenue, 2016, 5.2%, 4/15/46 ......................... 5,430,000 5,647,091
8,579,027
Ohio 2.9%
Akron Bath Copley Joint Township Hospital District , Summa Health System Obligated
Group , Revenue , 2020 , Refunding , 3% , 11/15/40 .......................... 2,300,000 2,323,161
Buckeye Tobacco Settlement Financing Authority ,
Revenue, Senior Lien, 2020A-2, 1, Refunding, 3%, 6/01/48 .................. 25,130,000 25,495,390
Revenue, Senior Lien, 2020A-2, 1, Refunding, 4%, 6/01/48 .................. 1,000,000 1,117,870
Revenue, Senior Lien, 2020 B-2, 2, Refunding, 5%, 6/01/55 .................. 20,975,000 23,617,640
City of Centerville , Graceworks Lutheran Services Obligated Group , Revenue , 2017 ,
Refunding , 5.25% , 11/01/50 .......................................... 5,000,000 5,216,450
Cleveland-Cuyahoga County Port Authority ,
Playhouse Square Foundation, Revenue, 2018, Refunding, 5.25%, 12/01/38 ..... 700,000 742,903
Playhouse Square Foundation, Revenue, 2018, Refunding, 5.5%, 12/01/43 ...... 700,000 744,366
County of Fairfield , Fairfield Medical Center Obligated Group , Revenue , 2013 ,
Refunding , 5% , 6/15/43 ............................................. 10,000,000 10,317,100
County of Franklin ,
Wesley Communities Obligated Group, Revenue, 2020, Refunding, 5.25%, 11/15/40 2,910,000 3,265,980
Wesley Communities Obligated Group, Revenue, 2020, Refunding, 5.25%, 11/15/55 8,800,000 9,670,496
County of Lake , Lake Hospital System, Inc. , Revenue , 2015 , Refunding , 5% , 8/15/45
6,000,000 6,726,600
Franklin County Convention Facilities Authority , Revenue , 2019 , 5% , 12/01/51 ......
5,000,000 5,155,050
Little Miami Local School District , GO , 2011 , Pre-Refunded , 6.875% , 12/01/34 ......
5,100,000 5,183,436
Ohio Higher Educational Facility Commission ,
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/42 ........... 1,360,000 1,533,618
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/45 ........... 1,205,000 1,352,685
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/50 ........... 2,570,000 2,877,706
Ohio Turnpike & Infrastructure Commission , Revenue, Junior Lien , 2013 A-4 , Zero
Cpn., 2/15/35 ..................................................... 35,000,000 42,621,950
Southeastern Ohio Port Authority ,
Marietta Area Health Care, Inc. Obligated Group, Revenue, 2012, Refunding, 6%,
12/01/42 ....................................................... 14,000,000 14,437,220
Marietta Area Health Care, Inc. Obligated Group, Revenue, 2015, Refunding, 5%,
12/01/35 ....................................................... 1,000,000 1,072,550
Marietta Area Health Care, Inc. Obligated Group, Revenue, 2015, Refunding, 5%,
12/01/43 ....................................................... 1,000,000 1,057,740
Marietta Area Health Care, Inc. Obligated Group, Revenue, 2015, Refunding, 5.5%,
12/01/43 ....................................................... 1,300,000 1,409,694
State of Ohio ,
b
Aultman Health Foundation Obligated Group, Revenue, 144A, 2018, Refunding, 5%,
12/01/38 ....................................................... 5,000,000 5,298,250

Franklin Tax-Free Trust
Statement of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
107
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
State of Ohio, (continued)
b
Aultman Health Foundation Obligated Group, Revenue, 144A, 2018, Refunding, 5%,
12/01/48 ....................................................... $ 15,195,000 $ 15,833,190
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/39 875,000 975,188
University Hospitals Health System, Inc. Obligated Group, Revenue, 2016A,
Refunding, 5%, 1/15/46 ............................................ 6,000,000 6,827,880
194,874,113
Oklahoma 0.2%
Tulsa County Industrial Authority ,
Montereau Obligated Group, Revenue, 2017, Refunding, 5.25%, 11/15/37 ....... 1,000,000 1,106,490
Montereau Obligated Group, Revenue, 2017, Refunding, 5.25%, 11/15/45 ....... 10,280,000 11,237,376
12,343,866
Oregon 0.6%
Clackamas & Washington Counties School District No. 3 , GO , 2020 A , Refunding , Zero
Cpn., 6/15/49 ..................................................... 1,750,000 784,805
Clackamas County Hospital Facility Authority ,
Rose Villa, Inc. Obligated Group, Revenue, 2020A, Refunding, 5.125%, 11/15/40 .. 500,000 537,805
Rose Villa, Inc. Obligated Group, Revenue, 2020A, Refunding, 5.25%, 11/15/50 ... 1,250,000 1,336,637
Rose Villa, Inc. Obligated Group, Revenue, 2020A, Refunding, 5.375%, 11/15/55 .. 1,500,000 1,608,585
County of Yamhill , Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/45 ...
9,285,000 10,790,656
Hospital Facilities Authority of Multnomah County Oregon ,
Mirabella at South Waterfront, Revenue, 2014A, Refunding, 5.4%, 10/01/44 ...... 3,000,000 3,203,040
Mirabella at South Waterfront, Revenue, 2014A, Refunding, 5.5%, 10/01/49 ...... 5,500,000 5,832,970
Polk County Hospital Facility Authority ,
Dallas Mennonite Retirement Community Obligated Group, Revenue, 2020 A,
5.125%, 7/01/55 ................................................. 3,500,000 3,590,055
Dallas Mennonite Retirement Community Obligated Group, Revenue, 2020 B, 4%,
7/01/24 ........................................................ 1,500,000 1,503,570
Salem Hospital Facility Authority ,
Capital Manor, Inc. Obligated Group, Revenue, 2012, Refunding, 5%, 5/15/22 .... 425,000 434,992
Capital Manor, Inc. Obligated Group, Revenue, 2012, Refunding, 5.75%, 5/15/27 .. 1,000,000 1,046,390
Capital Manor, Inc. Obligated Group, Revenue, 2012, Refunding, 5.625%, 5/15/32 . 1,000,000 1,039,670
Capital Manor, Inc. Obligated Group, Revenue, 2012, Refunding, 6%, 5/15/42 .... 3,100,000 3,221,241
Capital Manor, Inc. Obligated Group, Revenue, 2012, Refunding, 6%, 5/15/47 .... 2,000,000 2,075,560
Yamhill County Hospital Authority , Friendsview Manor Obligated Group , Revenue ,
2016A , Refunding , 5% , 11/15/51 ...................................... 4,325,000 4,566,897
41,572,873
Pennsylvania 2.4%
Allegheny County Higher Education Building Authority ,
Carlow University, Revenue, 2011, Pre-Refunded, 6.75%, 11/01/31 ............ 1,215,000 1,267,354
Carlow University, Revenue, 2011, Pre-Refunded, 7%, 11/01/40 ............... 2,000,000 2,089,480
b
Allentown Neighborhood Improvement Zone Development Authority ,
Revenue, 144A, 2017, Refunding, 5%, 5/01/32 ............................ 11,975,000 13,793,164
Revenue, 144A, 2018, 5%, 5/01/42 .................................... 3,245,000 3,757,840
Revenue, 144A, 2018, 5.375%, 5/01/42 ................................. 5,000,000 5,753,250
Bucks County Industrial Development Authority ,
Grand View Hospital/Sellersville Obligated Group, Revenue, 2021, 4%, 7/01/46 ... 1,500,000 1,584,525
Grand View Hospital/Sellersville Obligated Group, Revenue, 2021, 5%, 7/01/54 ... 1,500,000 1,723,875
Chester County Industrial Development Authority ,
b
Borough of Phoenixville Steelpointe Neighborhood Improvement District, Special
Assessment, 144A, 2020, 4.75%, 3/01/50 .............................. 4,250,000 4,378,265
Renaissance Academy Charter School, Revenue, 2014, 5%, 10/01/34 .......... 1,500,000 1,615,485
Renaissance Academy Charter School, Revenue, 2014, 5%, 10/01/39 .......... 3,325,000 3,560,809
Renaissance Academy Charter School, Revenue, 2014, 5%, 10/01/44 .......... 1,945,000 2,069,986

Franklin Tax-Free Trust
Statement of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
108
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Chester County Industrial Development Authority, (continued)
b
Woodlands at Greystone Neighborhood Improvement District, Special Assessment,
144A, 2018, 5%, 3/01/38 ........................................... $ 525,000 $ 542,199
b
Woodlands at Greystone Neighborhood Improvement District, Special Assessment,
144A, 2018, 5.125%, 3/01/48 ....................................... 1,000,000 1,026,290
County of Lehigh , Lehigh Valley Health Network Obligated Group , Revenue , 2019 A ,
Refunding , 4% , 7/01/49 ............................................. 10,000,000 11,143,000
Dallas Area Municipal Authority ,
Misericordia University, Revenue, 2019, Refunding, 5%, 5/01/39 .............. 1,100,000 1,264,219
Misericordia University, Revenue, 2019, Refunding, 5%, 5/01/48 .............. 4,000,000 4,523,760
East Hempfield Township Industrial Development Authority ,
Student Services, Inc., Revenue, 2013, 4%, 7/01/21 ........................ 350,000 350,059
Student Services, Inc., Revenue, 2013, 5%, 7/01/35 ........................ 1,000,000 1,015,750
Student Services, Inc., Revenue, 2013, 5%, 7/01/45 ........................ 2,500,000 2,532,325
Student Services, Inc., Revenue, 2014, 5%, 7/01/39 ........................ 875,000 892,133
Student Services, Inc., Revenue, 2014, 5%, 7/01/46 ........................ 3,100,000 3,155,893
Student Services, Inc., Revenue, 2015, 5%, 7/01/35 ........................ 1,060,000 1,089,818
Student Services, Inc., Revenue, 2015, 5%, 7/01/47 ........................ 4,750,000 4,858,395
Franklin County Industrial Development Authority ,
Menno-Haven, Inc. Obligated Group, Revenue, 2018, Refunding, 5%, 12/01/38 ... 1,000,000 1,081,270
Menno-Haven, Inc. Obligated Group, Revenue, 2018, Refunding, 5%, 12/01/43 ... 1,200,000 1,284,144
Menno-Haven, Inc. Obligated Group, Revenue, 2018, Refunding, 5%, 12/01/48 ... 4,600,000 4,878,392
Menno-Haven, Inc. Obligated Group, Revenue, 2018, Refunding, 5%, 12/01/53 ... 3,050,000 3,224,124
Menno-Haven, Inc. Obligated Group, Revenue, 2019, 5%, 12/01/54 ............ 1,000,000 1,056,440
Lancaster County Hospital Authority ,
Brethren Village Obligated Group, Revenue, 2017, Refunding, 5.125%, 7/01/37 ... 1,000,000 1,081,480
Brethren Village Obligated Group, Revenue, 2017, Refunding, 5.25%, 7/01/41 .... 3,500,000 3,774,820
Montgomery County Industrial Development Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2016,
Refunding, 5%, 11/15/36 ........................................... 6,710,000 7,825,068
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 C, 5%,
11/15/45 ....................................................... 1,000,000 1,193,920
b
Pennsylvania Economic Development Financing Authority , CarbonLite P LLC ,
Revenue , 144A, 2019 , 5.75% , 6/01/36 .................................. 5,000,000 4,410,050
Pennsylvania Turnpike Commission ,
Revenue, 2009C, AGMC Insured, 6.25%, 6/01/33 ......................... 5,000,000 6,281,850
Revenue, B-2, Zero Cpn., 12/01/37 .................................... 20,000,000 19,726,000
Revenue, B-2, Zero Cpn., 12/01/40 .................................... 25,075,000 24,531,625
Philadelphia Authority for Industrial Development , Evangelical Services for the Aging
Obligated Group , Revenue , A , Refunding , 5% , 7/01/49 ...................... 3,000,000 3,083,310
157,420,367
Rhode Island 0.1%
Rhode Island Health and Educational Building Corp. , Care New England Health
System Obligated Group , Revenue , 2013A , Pre-Refunded , 6% , 9/01/33 ......... 7,320,000 8,361,197
South Carolina 1.1%
South Carolina Jobs-Economic Development Authority ,
South Carolina Episcopal Home at Still Hopes Obligated Group, Revenue, 2017, 5%,
4/01/52 ........................................................ 1,750,000 1,870,348
South Carolina Episcopal Home at Still Hopes Obligated Group, Revenue, 2018 A,
Refunding, 5%, 4/01/48 ............................................ 3,500,000 3,734,570
South Carolina Episcopal Home at Still Hopes Obligated Group, Revenue, 2018 A,
Refunding, 5.25%, 4/01/53 ......................................... 11,000,000 11,806,630
South Carolina Public Service Authority , Revenue , 2013 B , Refunding , 5.125% ,
12/01/43 ........................................................ 52,890,000 58,442,921
75,854,469

Franklin Tax-Free Trust
Statement of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
109
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Dakota 0.2%
City of Sioux Falls ,
Dow Rummel Village, Revenue, 2016, Refunding, 5%, 11/01/46 ............... $ 11,110,000 $ 11,267,873
Dow Rummel Village, Revenue, 2017, 5%, 11/01/42 ........................ 3,000,000 3,202,230
14,470,103
Tennessee 1.2%
Johnson City Health & Educational Facilities Board ,
Mountain States Health Alliance Obligated Group, Revenue, 2000 A, Refunding,
NATL Insured, Zero Cpn., 7/01/27 .................................... 19,365,000 17,339,421
Mountain States Health Alliance Obligated Group, Revenue, 2000 A, Refunding,
NATL Insured, Zero Cpn., 7/01/28 .................................... 19,400,000 16,846,766
Mountain States Health Alliance Obligated Group, Revenue, 2000 A, Refunding,
NATL Insured, Zero Cpn., 7/01/29 .................................... 19,365,000 16,263,502
Mountain States Health Alliance Obligated Group, Revenue, 2000 A, Refunding,
NATL Insured, Zero Cpn., 7/01/30 .................................... 19,370,000 15,700,353
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board , Vanderbilt University Medical Center Obligated Group , Revenue , 2016 A , 5% ,
7/01/40 ......................................................... 10,000,000 11,682,900
b
Nashville Metropolitan Development & Housing Agency , Tax Allocation , 144A, 2018 ,
5.125% , 6/01/36 ................................................... 900,000 1,015,569
78,848,511
Texas 6.5%
Cedar Bayou Navigation District , Special Assessment , 2020 , 6% , 9/15/51 .........
7,500,000 7,677,525
Central Texas Regional Mobility Authority ,
Revenue, 2010, Zero Cpn., 1/01/35 .................................... 3,000,000 2,099,760
Revenue, 2010, Zero Cpn., 1/01/37 .................................... 2,500,000 1,628,900
Revenue, 2010, Zero Cpn., 1/01/38 .................................... 2,405,000 1,512,096
Revenue, 2010, Zero Cpn., 1/01/39 .................................... 2,545,000 1,545,731
b
City of Austin ,
Whisper Valley Public Improvement District, Special Assessment, 144A, 2019,
4.625%, 11/01/39 ................................................ 1,405,000 1,594,057
Whisper Valley Public Improvement District, Special Assessment, 144A, 2019,
4.75%, 11/01/48 ................................................. 2,545,000 2,870,073
City of Celina ,
Special Assessment, 2020, Refunding, BAM Insured, 3%, 9/01/35 ............. 1,020,000 1,024,957
b
Special Assessment, 144A, 2020, 4.25%, 9/01/40 ......................... 230,000 239,591
b
Special Assessment, 144A, 2020, 4.375%, 9/01/49 ......................... 1,845,000 1,923,837
b
Edgewood Creek Public Improvement District, Special Assessment, 144A, 2021,
4.75%, 9/01/31 .................................................. 215,000 213,422
b
Edgewood Creek Public Improvement District, Special Assessment, 144A, 2021,
4.25%, 9/01/41 .................................................. 500,000 493,930
b
Edgewood Creek Public Improvement District, Special Assessment, 144A, 2021,
5.25%, 9/01/41 .................................................. 370,000 365,882
b
Edgewood Creek Public Improvement District, Special Assessment, 144A, 2021,
4.5%, 9/01/50 ................................................... 605,000 596,246
b
Edgewood Creek Public Improvement District, Special Assessment, 144A, 2021,
5.5%, 9/01/50 ................................................... 500,000 493,530
b
Sutton Fields II Public Improvement District, Special Assessment, 144A, 2019,
4.25%, 9/01/49 .................................................. 3,065,000 3,286,446
b
Sutton Fields II Public Improvement District, Special Assessment, 144A, 2020,
4.125%, 9/01/50 ................................................. 1,800,000 1,852,056
b
Wells North Public Improvement District, Special Assessment, 144A, 2020, 3.75%,
9/01/40 ........................................................ 425,000 441,894
b
Wells North Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/50 ........................................................ 520,000 540,425

Franklin Tax-Free Trust
Statement of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
110
a a
Principal
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a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Celina, (continued)
b
Wells South Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/40 ........................................................ $ 350,000 $ 374,850
b
Wells South Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/50 ........................................................ 965,000 1,017,274
b
City of Fate ,
Williamsburg East Public Improvement District, Revenue, 144A, 2020, 4.125%,
8/15/30 ........................................................ 665,000 683,460
Williamsburg East Public Improvement District, Revenue, 144A, 2020, 4.625%,
8/15/40 ........................................................ 1,163,000 1,200,716
Williamsburg East Public Improvement District, Revenue, 144A, 2020, 4.875%,
8/15/50 ........................................................ 1,772,000 1,828,934
Williamsburg East Public Improvement District, Special Assessment, 144A, 2020,
3.375%, 8/15/30 ................................................. 125,000 129,250
Williamsburg East Public Improvement District, Special Assessment, 144A, 2020,
3.875%, 8/15/40 ................................................. 691,000 714,052
Williamsburg East Public Improvement District, Special Assessment, 144A, 2020,
4.125%, 8/15/50 ................................................. 994,000 1,026,842
b
City of Fort Worth ,
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2017, 5%, 9/01/27 ................................ 1,960,000 2,107,902
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2017, 5%, 9/01/32 ................................ 1,270,000 1,333,881
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2017, 5.125%, 9/01/37 ............................. 1,650,000 1,710,934
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2018, 5%, 9/01/27 ................................ 1,585,000 1,656,436
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2018, 5%, 9/01/32 ................................ 1,530,000 1,601,237
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2018, 5%, 9/01/37 ................................ 1,975,000 2,034,131
City of Horseshoe Bay ,
Escondido Public Improvement District, Special Assessment, 2020, Refunding, 3%,
10/01/30 ....................................................... 500,000 517,295
Escondido Public Improvement District, Special Assessment, 2020, Refunding,
3.25%, 10/01/33 ................................................. 435,000 453,205
b
City of Kaufman ,
Public Improvement District No. 1, Special Assessment, 144A, 2021, 3.125%,
9/15/31 ........................................................ 130,000 128,159
Public Improvement District No. 1, Special Assessment, 144A, 2021, 3.625%,
9/15/41 ........................................................ 570,000 557,055
Public Improvement District No. 1, Special Assessment, 144A, 2021, 4%, 9/15/50 . 440,000 441,501
b
City of Kyle ,
6 Creeks Public Improvement District, Special Assessment, 144A, 2020, 3.125%,
9/01/30 ........................................................ 400,000 401,068
6 Creeks Public Improvement District, Special Assessment, 144A, 2020, 3.625%,
9/01/40 ........................................................ 1,310,000 1,304,197
6 Creeks Public Improvement District, Special Assessment, 144A, 2020, 3.5%,
9/01/44 ........................................................ 1,380,000 1,369,070
6 Creeks Public Improvement District, Special Assessment, 144A, 2020, 4%, 9/01/46 375,000 380,633
City of Lago Vista ,
Tessera on Lake Travis Public Improvement District, Special Assessment, 2020,
Refunding, 3.125%, 9/01/30 ........................................ 300,000 312,291
Tessera on Lake Travis Public Improvement District, Special Assessment, 2020,
Refunding, 3.75%, 9/01/42 ......................................... 1,045,000 1,096,122
b
Tessera on Lake Travis Public Improvement District, Special Assessment, 144A,
2020 A, Refunding, 5%, 9/01/30 ..................................... 2,000,000 2,029,900

Franklin Tax-Free Trust
Statement of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
111
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a
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a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Lago Vista, (continued)
b
Tessera on Lake Travis Public Improvement District, Special Assessment, 144A,
2020 A, Refunding, 5.125%, 9/01/35 .................................. $ 2,070,000 $ 2,090,617
b
Tessera on Lake Travis Public Improvement District, Special Assessment, 144A,
2020 A, Refunding, 5.5%, 9/01/40 .................................... 2,715,000 2,766,395
b
Tessera on Lake Travis Public Improvement District, Special Assessment, 144A,
2020B, Refunding, 4.875%, 9/01/50 .................................. 2,500,000 2,616,075
City of Leander ,
Oak Creek Public Improvement District, Special Assessment, 2020, Refunding,
3.25%, 9/01/32 .................................................. 530,000 567,132
Oak Creek Public Improvement District, Special Assessment, 2020, Refunding,
3.25%, 9/01/38 .................................................. 1,275,000 1,333,777
Oak Creek Public Improvement District, Special Assessment, 2020, Refunding,
3.25%, 9/01/44 .................................................. 1,490,000 1,537,099
b
City of Liberty Hill ,
Summerlyn West Public Improvement District, Special Assessment, 144A, 2020,
3.125%, 9/01/30 ................................................. 250,000 258,517
Summerlyn West Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/40 ........................................................ 845,000 904,995
Summerlyn West Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/54 ........................................................ 1,890,000 1,981,382
b
City of Mclendon-Chisholm ,
Special Assessment, 144A, 2021, 2.625%, 9/15/26 ......................... 205,000 201,589
Special Assessment, 144A, 2021, 3.625%, 9/15/41 ......................... 620,000 593,935
Special Assessment, 144A, 2021, 4%, 9/15/51 ............................ 865,000 850,001
b
City of Oak Point ,
Oak Point Public Improvement District No. 2, Special Assessment, 144A, 2020,
3.25%, 9/01/30 .................................................. 300,000 311,445
Oak Point Public Improvement District No. 2, Special Assessment, 144A, 2020,
3.75%, 9/01/40 .................................................. 1,170,000 1,213,594
Oak Point Public Improvement District No. 2, Special Assessment, 144A, 2020, 4%,
9/01/50 ........................................................ 1,060,000 1,099,040
b
City of Princeton ,
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2020,
2.875%, 9/01/25 ................................................. 152,000 155,709
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2020,
3.375%, 9/01/30 ................................................. 180,000 189,761
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2020,
3.875%, 9/01/40 ................................................. 650,000 692,270
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2020,
4.125%, 9/01/50 ................................................. 936,000 998,515
Winchester Public Improvement District, Special Assessment, 144A, 2020, 3.25%,
9/01/30 ........................................................ 200,000 213,694
Winchester Public Improvement District, Special Assessment, 144A, 2020, 3.75%,
9/01/40 ........................................................ 470,000 505,062
Winchester Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/50 ........................................................ 675,000 733,374
b
City of Royse City ,
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 3.375%,
9/15/30 ........................................................ 450,000 465,260
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 3.625%,
9/15/30 ........................................................ 225,000 236,529
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 4.375%,
9/15/30 ........................................................ 210,000 218,392
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 3.875%,
9/15/40 ........................................................ 1,190,000 1,238,159

Franklin Tax-Free Trust
Statement of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
112
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Principal
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a a a a a
Municipal Bonds
(continued)
Texas (continued)
b
City of Royse City, (continued)
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 4.125%,
9/15/40 ........................................................ $ 590,000 $ 622,940
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 4.875%,
9/15/40 ........................................................ 375,000 394,609
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 4.125%,
9/15/50 ........................................................ 1,780,000 1,851,200
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 4.375%,
9/15/50 ........................................................ 715,000 754,582
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 5.125%,
9/15/50 ........................................................ 575,000 605,216
Waterscape Public Improvement District, Special Assessment, 144A, 2017, 5%,
9/15/48 ........................................................ 2,700,000 3,006,774
Waterscape Public Improvement District, Special Assessment, 144A, 2019, 4.375%,
9/15/39 ........................................................ 610,000 664,296
Waterscape Public Improvement District, Special Assessment, 144A, 2019, 4.5%,
9/15/48 ........................................................ 1,260,000 1,364,315
b
City of Sachse ,
Public Improvement District No. 1, Special Assessment, 144A, 2020, 3.25%, 9/15/30 405,000 418,823
Public Improvement District No. 1, Special Assessment, 144A, 2020, 3.75%, 9/15/40 1,070,000 1,113,560
Public Improvement District No. 1, Special Assessment, 144A, 2020, 5.375%,
9/15/40 ........................................................ 2,035,000 2,111,821
Public Improvement District No. 1, Special Assessment, 144A, 2020, 4%, 9/15/50 . 1,485,000 1,544,741
Public Improvement District No. 1, Special Assessment, 144A, 2020, 5.625%,
9/15/50 ........................................................ 2,235,000 2,318,410
City of San Marcos ,
Whisper Public Improvement District, Special Assessment, 2020, 4.375%, 9/01/25 . 270,000 278,470
Whisper Public Improvement District, Special Assessment, 2020, 4.875%, 9/01/30 . 400,000 426,652
Whisper Public Improvement District, Special Assessment, 2020, 5.375%, 9/01/40 . 1,500,000 1,608,075
Whisper Public Improvement District, Special Assessment, 2020, 5.625%, 9/01/50 . 1,500,000 1,616,625
b
City of Tomball ,
Raburn Reserve Public Improvement District, Special Assessment, 144A, 2020,
3.375%, 9/15/30 ................................................. 375,000 385,328
Raburn Reserve Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/15/50 ........................................................ 2,015,000 2,092,416
Clifton Higher Education Finance Corp. , Uplift Education , Revenue , A , 5% , 12/01/45 .
3,855,000 4,125,351
b
County of Hays ,
La Cima Public Improvement District, Special Assessment, 144A, 2020, 3.25%,
9/15/30 ........................................................ 100,000 104,254
La Cima Public Improvement District, Special Assessment, 144A, 2020, 3.75%,
9/15/40 ........................................................ 800,000 833,232
La Cima Public Improvement District, Special Assessment, 144A, 2020, 4%, 9/15/50 1,200,000 1,249,272
Dallas Fort Worth International Airport , Revenue , 2013B , 5% , 11/01/44 ...........
11,385,000 12,171,817
El Paso Downtown Development Corp. , City of El Paso , Revenue , 2013 A , 7.25% ,
8/15/38 ......................................................... 15,000,000 17,265,300
Grand Parkway Transportation Corp. ,
Revenue, 2013 B, Zero Cpn., 10/01/45 .................................. 10,000,000 11,274,500
Revenue, First Tier, 2013 A, 5.125%, 10/01/43 ............................ 2,850,000 3,025,446
Revenue, First Tier, 2020 C, Refunding, 4%, 10/01/45 ...................... 6,000,000 6,886,440
Harris County Cultural Education Facilities Finance Corp. ,
Brazos Presbyterian Homes Obligated Group, Revenue, 2013 B, Pre-Refunded, 7%,
1/01/43 ........................................................ 3,000,000 3,354,270
Brazos Presbyterian Homes Obligated Group, Revenue, 2013 B, Pre-Refunded, 7%,
1/01/48 ........................................................ 5,250,000 5,869,973
Brazos Presbyterian Homes Obligated Group, Revenue, 2016, Refunding, 5%,
1/01/48 ........................................................ 5,000,000 5,399,050

Franklin Tax-Free Trust
Statement of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
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Texas (continued)
Harris County-Houston Sports Authority , Revenue, Third Lien , 2004A-3 , NATL Insured ,
Zero Cpn., 11/15/37 ................................................ $ 3,700,000 $ 1,543,677
Mesquite Health Facilities Development Corp. ,
Christian Care Centers, Inc. Obligated Group, Revenue, 2014, Refunding, 5%,
2/15/36 ........................................................ 1,000,000 784,850
Christian Care Centers, Inc. Obligated Group, Revenue, 2014, Refunding, 5.125%,
2/15/42 ........................................................ 3,750,000 2,931,637
Christian Care Centers, Inc. Obligated Group, Revenue, 2016, Refunding, 5%,
2/15/35 ........................................................ 5,175,000 4,065,170
New Hope Cultural Education Facilities Finance Corp. ,
Cardinal Bay, Inc., Revenue, D, 6%, 7/01/26 ............................. 130,000 123,839
Cardinal Bay, Inc., Revenue, D, 7%, 7/01/51 ............................. 5,110,000 4,482,850
CHF-Collegiate Housing College Station I LLC, Revenue, 2014A, 5%, 4/01/29 .... 2,190,000 2,306,026
CHF-Collegiate Housing College Station I LLC, Revenue, 2014A, 5%, 4/01/46 .... 1,500,000 1,551,810
CHF-Collegiate Housing Corpus Christi II LLC, Revenue, A, 5%, 4/01/31 ........ 1,300,000 1,348,295
CHF-Collegiate Housing Corpus Christi II LLC, Revenue, A, 5%, 4/01/36 ........ 1,000,000 1,034,840
CHF-Collegiate Housing Corpus Christi II LLC, Revenue, A, 5%, 4/01/48 ........ 2,500,000 2,580,050
CHF-Collegiate Housing Island Campus LLC, Revenue, 2017A, 4%, 4/01/21 ..... 335,000 335,151
CHF-Collegiate Housing Island Campus LLC, Revenue, 2017A, 4%, 4/01/22 ..... 250,000 251,492
CHF-Collegiate Housing Island Campus LLC, Revenue, 2017A, 5%, 4/01/24 ..... 965,000 1,004,324
CHF-Collegiate Housing Island Campus LLC, Revenue, 2017A, 5%, 4/01/26 ..... 525,000 556,579
CHF-Collegiate Housing Island Campus LLC, Revenue, 2017A, 5%, 4/01/27 ..... 460,000 491,248
CHF-Collegiate Housing Island Campus LLC, Revenue, 2017A, 5%, 4/01/28 ..... 420,000 447,590
CHF-Collegiate Housing Island Campus LLC, Revenue, 2017A, 5%, 4/01/29 ..... 255,000 271,465
CHF-Collegiate Housing Island Campus LLC, Revenue, 2017A, 5%, 4/01/32 ..... 425,000 450,313
CHF-Collegiate Housing Island Campus LLC, Revenue, 2017A, 5%, 4/01/42 ..... 4,500,000 4,747,095
CHF-Stephenville LLC, Revenue, 2013 A, Pre-Refunded, 6%, 4/01/45 .......... 3,000,000 3,350,400
b
Cityscape Schools, Inc., Revenue, 144A, 2019 A, 5%, 8/15/39 ................ 500,000 551,475
b
Cityscape Schools, Inc., Revenue, 144A, 2019 A, 5%, 8/15/51 ................ 1,570,000 1,711,567
Longhorn Village Obligated Group, Revenue, 2017, Refunding, 5%, 1/01/42 ...... 5,000,000 5,390,000
Longhorn Village Obligated Group, Revenue, 2017, Refunding, 5%, 1/01/47 ...... 4,595,000 4,940,314
Morningside Ministries Obligated Group, Revenue, 2013, 6.5%, 1/01/43 ......... 4,350,000 4,563,368
Morningside Ministries Obligated Group, Revenue, 2020A, 5%, 1/01/55 ......... 4,100,000 4,311,150
MRC Crestview Obligated Group, Revenue, 2016, Refunding, 5%, 11/15/36 ...... 1,020,000 1,084,342
MRC Crestview Obligated Group, Revenue, 2016, Refunding, 5%, 11/15/46 ...... 4,100,000 4,309,100
NCCD-College Station Properties LLC, Revenue, A, 5%, 7/01/47 .............. 30,000,000 25,800,000
Presbyterian Village North Obligated Group, Revenue, 2018, Refunding, 5%,
10/01/39 ....................................................... 2,750,000 2,864,290
Presbyterian Village North Obligated Group, Revenue, 2018, Refunding, 5.25%,
10/01/49 ....................................................... 12,600,000 13,118,616
Presbyterian Village North Obligated Group, Revenue, 2020 A, 5.25%, 10/01/55 ... 2,500,000 2,603,025
Quality Senior Housing Foundation of East Texas, Inc., Revenue, Second Tier, 2019
B, 5.5%, 12/01/54 ................................................ 15,000,000 14,000,250
Quality Senior Housing Foundation of East Texas, Inc., Revenue, Third Tier, 2019 C,
6%, 12/01/54 ................................................... 7,425,000 6,768,927
Wesleyan Homes Obligated Group, Revenue, 2014, 5.5%, 1/01/43 ............ 3,200,000 3,327,200
Wesleyan Homes Obligated Group, Revenue, 2014, 5.5%, 1/01/49 ............ 1,000,000 1,036,180
Wesleyan Homes Obligated Group, Revenue, 2019, Refunding, 5%, 1/01/50 ..... 1,180,000 1,213,016
Wesleyan Homes Obligated Group, Revenue, 2019, Refunding, 5%, 1/01/55 ..... 4,400,000 4,508,548
North Texas Tollway Authority ,
North Texas Tollway System, Revenue, First Tier, I, Refunding, 6.5%, 1/01/43 ..... 25,000,000 29,817,500
Special Projects System, Revenue, 2011 B, Pre-Refunded, Zero Cpn., 9/01/37 .... 7,500,000 4,101,225
Special Projects System, Revenue, 2011 C, Pre-Refunded, Zero Cpn., 9/01/43 .... 10,000,000 13,589,500
Special Projects System, Revenue, 2011 C, Pre-Refunded, Zero Cpn., 9/01/45 .... 25,000,000 36,809,000
b
Northwood Municipal Utility District No. 1 ,
GO, 144A, 2020, Refunding, 3.5%, 8/01/25 .............................. 1,295,000 1,297,538
GO, 144A, 2020, Refunding, 4%, 8/01/31 ................................ 1,070,000 1,064,714

Franklin Tax-Free Trust
Statement of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
114
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Texas (continued)
Red River Education Finance Corp. , Houston Baptist University , Revenue , 2017 ,
Refunding , 5.5% , 10/01/46 ........................................... $ 4,250,000 $ 4,779,848
Red River Health Facilities Development Corp. ,
c
Eden Home, Inc. Obligated Group, Revenue, 2012, 7.25%, 12/15/42 ........... 11,000,000 7,287,500
Wichita Falls Retirement Foundation Obligated Group, Revenue, 2012, 5.5%,
1/01/32 ........................................................ 1,500,000 1,523,040
Wichita Falls Retirement Foundation Obligated Group, Revenue, 2012, 5.125%,
1/01/41 ........................................................ 2,000,000 2,017,760
Tarrant County Cultural Education Facilities Finance Corp. , Cumberland Rest, Inc.
(The) , Revenue , A-1 , Refunding , 5% , 10/01/49 ............................ 5,125,000 5,553,809
Texas Transportation Commission ,
Revenue, First Tier, 2019A, Zero Cpn., 8/01/46 ........................... 3,000,000 1,001,340
Revenue, First Tier, 2019A, Zero Cpn., 8/01/47 ........................... 5,750,000 1,819,875
Revenue, First Tier, 2019A, Zero Cpn., 8/01/51 ........................... 3,500,000 890,015
Revenue, First Tier, 2019A, Zero Cpn., 8/01/52 ........................... 4,000,000 960,280
Revenue, First Tier, 2019A, Zero Cpn., 8/01/53 ........................... 400,000 90,824
b
Town of Flower Mound ,
River Walk Public Improvement District No. 1, Special Assessment, 144A, 2021,
Refunding, 2.625%, 9/01/26 ........................................ 920,000 907,460
River Walk Public Improvement District No. 1, Special Assessment, 144A, 2021,
Refunding, 3.25%, 9/01/31 ......................................... 600,000 584,340
River Walk Public Improvement District No. 1, Special Assessment, 144A, 2021,
Refunding, 3.5%, 9/01/36 .......................................... 800,000 772,088
River Walk Public Improvement District No. 1, Special Assessment, 144A, 2021,
Refunding, 4%, 9/01/43 ............................................ 1,500,000 1,488,990
Town of Ponder ,
Special Assessment, 2017, 5%, 9/01/45 ................................. 500,000 557,075
Special Assessment, 2017, 5%, 9/01/47 ................................. 865,000 963,255
Viridian Municipal Management District ,
Viridian Public Improvement District, Special Assessment, 2020, 2.875%, 12/01/30 . 258,000 263,346
Viridian Public Improvement District, Special Assessment, 2020, 3.125%, 12/01/35 . 415,000 423,665
Viridian Public Improvement District, Special Assessment, 2020, 3.375%, 12/01/40 . 486,000 496,152
Viridian Public Improvement District, Special Assessment, 2020, 3.5%, 12/01/47 .. 835,000 852,193
Wood County Central Hospital District , East Texas Medical Center Quitman , Revenue ,
2011 , Pre-Refunded , 6% , 11/01/41 ..................................... 350,000 363,363
432,556,593
Utah 0.1%
Salt Lake City Corp. , Airport , Revenue , 2018A , 5.25% , 7/01/48 .................
5,600,000 6,683,936
b
Utah Charter School Finance Authority ,
Mountain West Montessori Academy, Inc., Revenue, 144A, 2020A, 5%, 6/15/39 ... 475,000 526,195
Mountain West Montessori Academy, Inc., Revenue, 144A, 2020A, 5%, 6/15/49 ... 825,000 899,605
8,109,736
Virginia 1.3%
Farmville Industrial Development Authority ,
Longwood Housing Foundation LLC, Revenue, 2018 A, Refunding, 5%, 1/01/43 ... 500,000 569,305
Longwood Housing Foundation LLC, Revenue, 2018 A, Refunding, 5%, 1/01/48 ... 500,000 565,950
Longwood Housing Foundation LLC, Revenue, 2020 A, Refunding, 5%, 1/01/40 ... 2,000,000 2,344,680
Longwood Housing Foundation LLC, Revenue, 2020 A, Refunding, 5%, 1/01/50 ... 2,700,000 3,109,509
Longwood Housing Foundation LLC, Revenue, 2020 A, Refunding, 5%, 1/01/59 ... 2,000,000 2,288,320
Henrico County Economic Development Authority ,
Virginia United Methodist Homes, Inc. Obligated Group, Revenue, 2019A, 5%,
6/01/44 ........................................................ 3,550,000 3,678,474
Virginia United Methodist Homes, Inc. Obligated Group, Revenue, 2019A, 5%,
6/01/49 ........................................................ 4,065,000 4,194,308

Franklin Tax-Free Trust
Statement of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
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(continued)
Virginia (continued)
Norfolk Economic Development Authority , Sentara Healthcare Obligated Group ,
Revenue , 2012 B , Refunding , 5% , 11/01/43 .............................. $ 17,575,000 $ 18,634,597
Roanoke Economic Development Authority , Carilion Clinic Obligated Group , Revenue ,
2020 A , Refunding , 5% , 7/01/47 ....................................... 1,000,000 1,510,060
Virginia Small Business Financing Authority ,
95 Express Lanes LLC, Revenue, Senior Lien, 2017, 5%, 1/01/40 ............. 8,000,000 8,263,200
Elizabeth River Crossings OpCo LLC, Revenue, Senior Lien, 2012, 6%, 1/01/37 ... 6,485,000 6,874,943
Elizabeth River Crossings OpCo LLC, Revenue, Senior Lien, 2012, 5.5%, 1/01/42 . 35,790,000 37,352,233
89,385,579
Washington 1.6%
Greater Wenatchee Regional Events Center Public Facilities District , Revenue , A ,
5.5% , 9/01/42 .................................................... 10,000,000 10,221,700
Ocean Shores Local Improvement District , Special Assessment , 2011 , 7.25% , 2/01/31
2,130,000 2,633,149
Washington Economic Development Finance Authority ,
c
Coalview Centralia LLC, Revenue, 2013, 8.25%, 8/01/25 .................... 3,800,000 1,900,000
c
Coalview Centralia LLC, Revenue, 2013, 9.5%, 8/01/25 ..................... 12,855,000 6,427,500
d
Propeller Airports Paine Field LLC, Revenue, A, Mandatory Put, 6.5%, 3/01/24 .... 24,750,000 25,582,095
Washington Health Care Facilities Authority ,
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/44 15,500,000 18,773,755
Providence St. Joseph Health Obligated Group, Revenue, 2012A, 5%, 10/01/42 ... 19,725,000 20,587,574
b
Washington State Housing Finance Commission ,
Presbyterian Retirement Communities Northwest Obligated Group, Revenue, 144A,
2019A, 5%, 1/01/49 .............................................. 1,500,000 1,640,475
Presbyterian Retirement Communities Northwest Obligated Group, Revenue, 144A,
2019A, 5%, 1/01/55 .............................................. 1,800,000 1,963,026
Presbyterian Retirement Communities Northwest Obligated Group, Revenue, 144A,
A, Refunding, 5%, 1/01/46 ......................................... 2,250,000 2,405,947
Presbyterian Retirement Communities Northwest Obligated Group, Revenue, 144A,
A, Refunding, 5%, 1/01/51 ......................................... 1,700,000 1,814,665
Spokane United Methodist Homes Obligated Group, Revenue, 144A, 2019, 5%,
1/01/55 ........................................................ 9,020,000 9,272,380
Spokane United Methodist Homes Obligated Group, Revenue, 144A, 2020A, 5%,
1/01/51 ........................................................ 6,000,000 6,203,760
109,426,026
West Virginia 0.1%
County of Kanawha , West Virginia State University Foundation, Inc. , Revenue , 2013 ,
6.75% , 7/01/45 ................................................... 6,650,000 6,812,792
Wisconsin 1.7%
Public Finance Authority ,
2017 IAVF Rubix LLC, Revenue, 2020A, 4%, 12/01/40 ...................... 1,070,000 1,075,190
2017 IAVF Rubix LLC, Revenue, 2020A, 4.25%, 12/01/50 ................... 7,225,000 7,253,828
b,d
2020 Holdings LLC Obligated Group, Revenue, 144A, 2020 A-2, Mandatory Put, 4%,
12/01/35 ....................................................... 18,000,000 17,880,300
A&T Real Estate Foundation LLC, Revenue, 2019 B, 5%, 6/01/39 ............. 1,595,000 1,828,971
A&T Real Estate Foundation LLC, Revenue, 2019 B, 5%, 6/01/44 ............. 1,900,000 2,150,515
A&T Real Estate Foundation LLC, Revenue, 2019 B, 5%, 6/01/49 ............. 3,975,000 4,477,559
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020A, 5%,
11/15/41 ....................................................... 1,205,000 1,451,278
Blue Ridge Healthcare Obligated Group, Revenue, 2020 A, Refunding, 4%, 1/01/45 1,440,000 1,617,379
Celanese US Holdings LLC, Revenue, 2016C, Refunding, 4.3%, 11/01/30 ....... 4,000,000 4,440,840
Coral Academy of Science Las Vegas, Revenue, 2017 A, 5%, 7/01/45 .......... 2,805,000 3,115,485
Coral Academy of Science Las Vegas, Revenue, 2017 A, 5%, 7/01/53 .......... 4,345,000 4,813,217
b
Eno River Academy Holdings, Inc., Revenue, 144A, 2020 A, 5%, 6/15/40 ........ 815,000 912,539
b
Eno River Academy Holdings, Inc., Revenue, 144A, 2020 A, 5%, 6/15/54 ........ 1,380,000 1,517,545
b
Friends Homes Obligated Group, Revenue, 144A, 2019, Refunding, 5%, 9/01/39 .. 1,230,000 1,390,527

Franklin Tax-Free Trust
Statement of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
116
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Wisconsin (continued)
Public Finance Authority, (continued)
b
Friends Homes Obligated Group, Revenue, 144A, 2019, Refunding, 5%, 9/01/49 .. $ 7,600,000 $ 8,471,948
b
Friends Homes Obligated Group, Revenue, 144A, 2019, Refunding, 5%, 9/01/54 .. 1,920,000 2,129,952
b
Masonic & Eastern Star Home of NC, Inc. Obligated Group, Revenue, 144A, 2017,
Refunding, 5%, 3/01/37 ............................................ 625,000 679,506
b
Masonic & Eastern Star Home of NC, Inc. Obligated Group, Revenue, 144A, 2017,
Refunding, 5%, 3/01/52 ............................................ 4,100,000 4,371,256
b
Masonic & Eastern Star Home of NC, Inc. Obligated Group, Revenue, 144A, 2020A,
5.25%, 3/01/45 .................................................. 1,665,000 1,842,173
b
Masonic & Eastern Star Home of NC, Inc. Obligated Group, Revenue, 144A, 2020A,
5.25%, 3/01/55 .................................................. 6,810,000 7,480,308
b
UMA Education, Inc., Revenue, 144A, 2019 A, Refunding, 5%, 10/01/34 ......... 8,970,000 10,473,193
b
UMA Education, Inc., Revenue, 144A, 2019 A, Refunding, 5%, 10/01/39 ......... 8,500,000 9,770,580
b,d
WV 2020 Holdings LLC Obligated Group, Revenue, 144A, 2020 A-1, Mandatory Put,
3.5%, 12/01/35 .................................................. 2,000,000 1,986,240
Wisconsin Health & Educational Facilities Authority ,
Chiara Communities, Inc., Revenue, 2018 C, 7%, 7/01/43 ................... 1,000,000 932,800
Chiara Communities, Inc., Revenue, 2018 C, 7.5%, 7/01/53 .................. 2,750,000 2,646,462
St. John's Communities, Inc. Obligated Group, Revenue, 2015B, Refunding, 5%,
9/15/45 ........................................................ 3,500,000 3,600,030
St. John's Communities, Inc. Obligated Group, Revenue, 2018 A, 5%, 9/15/45 .... 3,500,000 3,658,340
St. John's Communities, Inc. Obligated Group, Revenue, 2018 A, 5%, 9/15/50 .... 500,000 522,000
112,489,961
Wyoming 0.1%
West Park Hospital District , Revenue , 2011A , 7% , 6/01/40 .....................
5,500,000 5,564,900
Wyoming Community Development Authority ,
CHF-Wyoming LLC, Revenue, 2011, 6.25%, 7/01/31 ....................... 600,000 607,194
CHF-Wyoming LLC, Revenue, 2011, 6.5%, 7/01/43 ........................ 1,600,000 1,616,992
7,789,086
U.S. Territories 10.7%
District of Columbia 2.2%
District of Columbia ,
American Society of Hematology, Inc. (The), Revenue, 2009, 5%, 7/01/42 ....... 9,515,000 10,034,234
American Society of Hematology, Inc. (The), Revenue, 2009, 5%, 7/01/36 ....... 1,500,000 1,585,770
Methodist Home of the District of Columbia Obligated Group, Revenue, 2009A,
Refunding, 5.125%, 1/01/35 ........................................ 1,565,000 1,459,691
Methodist Home of the District of Columbia Obligated Group, Revenue, 2009A,
Refunding, 5.25%, 1/01/39 ......................................... 1,015,000 938,520
Tobacco Settlement Financing Corp., Revenue, 2001, 6.5%, 5/15/33 ........... 10,520,000 11,662,682
Tobacco Settlement Financing Corp., Revenue, 2002, Zero Cpn., 6/15/46 ........ 175,000,000 36,995,000
Metropolitan Washington Airports Authority , Dulles Toll Road , Revenue, Second Lien ,
2009C , AGMC Insured , 6.5% , 10/01/41 ................................. 60,145,000 75,211,924
Washington Convention & Sports Authority , Tax Allocation, Senior Lien , 2010-A , 5% ,
10/01/40 ........................................................ 10,000,000 10,014,700
147,902,521
Guam 0.2%
Antonio B Won Pat International Airport Authority ,
Revenue, 2013B, AGMC Insured, 5.5%, 10/01/33 .......................... 2,000,000 2,188,200
Revenue, 2013B, AGMC Insured, 5.75%, 10/01/43 ......................... 3,000,000 3,288,600
Territory of Guam , Revenue , 2011A , 6.5% , 11/01/40 ......................... 10,380,000 10,451,622
15,928,422
Pacific Islands 0.2%
Northern Mariana Island Ports Authority , Revenue , 1998A , 6.6% , 3/15/28 ......... 10,025,000 9,674,426

Franklin Tax-Free Trust
Statement of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
117
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Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico 8.1%
Children's Trust Fund ,
Revenue, 5.5%, 5/15/39 ............................................. $ 9,500,000 $ 9,733,130
Revenue, 2002, 5.625%, 5/15/43 ...................................... 2,500,000 2,512,825
c
Commonwealth of Puerto Rico , GO , 2014A , 8% , 7/01/35 ...................... 32,275,000 25,134,157
GDB Debt Recovery Authority of Puerto Rico , 7.5% , 8/20/40 ................... 24,190,414 20,682,804
b
Puerto Rico Commonwealth Aqueduct & Sewer Authority ,
Revenue, Senior Lien, 144A, 2020A, Refunding, 5%, 7/01/30 ................. 22,000,000 26,229,280
Revenue, Senior Lien, 144A, 2020A, Refunding, 5%, 7/01/35 ................. 20,000,000 23,519,400
Revenue, Senior Lien, 144A, 2020A, Refunding, 5%, 7/01/47 ................. 30,000,000 34,793,100
c
Puerto Rico Electric Power Authority ,
Revenue, 2013A-RSA-1, 6.75%, 7/01/36 ................................ 29,750,000 27,444,375
Revenue, 2013A-RSA-1, 7%, 7/01/43 ................................... 5,000,000 4,625,000
Revenue, 2013A-RSA-1, 7.25%, 7/01/30 ................................ 25,000,000 23,187,500
Revenue, A-4-RSA-1 2016 A-4, 10%, 7/01/19 ............................. 5,500,000 5,211,250
Revenue, B-2-RSA-1 2016 B-4, 10%, 7/01/19 ............................ 5,500,000 5,211,250
Revenue, E-1-RSA-1, 10%, 1/01/21 .................................... 6,000,000 5,700,000
Revenue, E-2-RSA-1, 10%, 7/01/21 .................................... 6,000,000 5,790,000
Revenue, E-3-RSA-1, 10%, 1/01/22 .................................... 1,989,500 1,919,867
Revenue, E-4-RSA-1, 10%, 7/01/22 .................................... 1,989,499 1,919,867
Revenue, XX-RSA-1, 5.25%, 7/01/40 ................................... 10,895,000 9,859,975
Revenue, XX-RSA-1, 5.75%, 7/01/36 ................................... 23,620,000 21,494,200
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 700,000 868,826
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 7,125,000 8,951,494
Revenue, L, Refunding, AMBAC Insured, 5.25%, 7/01/38 .................... 8,970,000 10,209,205
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority , AES Puerto Rico LP , Revenue , 2000A , 6.625% , 6/01/26 ..... 16,835,000 17,424,225
Puerto Rico Infrastructure Financing Authority , Special Tax , 2005C , Refunding , AMBAC
Insured , 5.5% , 7/01/27 .............................................. 27,500,000 30,592,925
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 4.55%, 7/01/40 ................................ 393,000 428,390
Sales Tax, Revenue, A-1, 4.75%, 7/01/53 ................................ 33,780,000 36,868,505
Sales Tax, Revenue, A-1, 5%, 7/01/58 .................................. 23,600,000 26,137,944
Sales Tax, Revenue, A-1, Zero Cpn., 7/01/46 ............................. 141,421,000 43,478,472
Sales Tax, Revenue, A-1, Zero Cpn., 7/01/51 ............................. 82,259,000 18,110,964
Sales Tax, Revenue, 4.329%, 7/01/40 .................................. 40,819,000 43,906,957
Sales Tax, Revenue, A-2, 4.784%, 7/01/58 ............................... 44,364,000 48,515,140
540,461,027
Total U.S. Territories .................................................................... 713,966,396
Total Municipal Bonds (Cost $5,733,788,408) ...................................
6,513,658,894
Total Long Term Investments (Cost $5,783,945,522) .............................
6,563,944,219
a
a a a a
Short Term Investments 0.9%
Municipal Bonds 0.9%
California 0.7%
e
Regents of the University of California , Medical Center , Revenue , 2007 B-1 , Refunding ,
Daily VRDN and Put , 0.01% , 5/15/32 ................................... 4,400,000 4,400,000
e
Santa Clara Valley Transportation Authority , 2000 Measure A Sales Tax , Revenue ,
2008D , Refunding , SPA TD Bank NA , Daily VRDN and Put , 0.01% , 4/01/36 ...... 11,390,000 11,390,000
e
University of California ,
Revenue, 2013 AL-1, Daily VRDN and Put, 0.02%, 5/15/48 .................. 21,400,000 21,400,000

Franklin Tax-Free Trust
Statement of Investments
Franklin High Yield Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
118
s
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
California (continued)
e
University of California, (continued)
Revenue, 2013 AL-4, Refunding, Daily VRDN and Put, 0.01%, 5/15/48 .......... $ 11,500,000 $ 11,500,000
48,690,000
Oregon 0.1%
e
Oregon State Facilities Authority , PeaceHealth Obligated Group , Revenue , 2018 B ,
Refunding , LOC TD Bank NA , Daily VRDN and Put , 0.03% , 8/01/34 ............ 5,200,000 5,200,000
Pennsylvania 0.1%
e
Allegheny County Higher Education Building Authority , Carnegie Mellon University ,
Revenue , 2008 A , Refunding , SPA Bank of New York Mellon (The) , Daily VRDN and
Put , 0.01% , 12/01/37 ............................................... 9,100,000 9,100,000
Total Municipal Bonds (Cost $62,990,000) ......................................
62,990,000
Total Short Term Investments (Cost $62,990,000 ) ................................
62,990,000
a
Total Investments (Cost $5,846,935,522) 99.2% ..................................
$6,626,934,219
Other Assets, less Liabilities 0.8% .............................................
52,774,612
Net Assets 100.0% ...........................................................
$6,679,708,831
See Abbreviations on page 170 .
a
See Note 3(f) regarding investments in affiliated management investment companies.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2021, the aggregate value of these securities was $990,344,552, representing 14.8% of net assets.
c
See Note 7 regarding credit risk and defaulted securities.
d
The maturity date shown represents the mandatory put date.
e
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Massachusetts Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
119
a
Year Ended February 28, Year Ended
February 28,
2019
b
2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ............................................ $12.20 $11.47 $11.39
Income from investment operations
c
:
Net investment income
d
.................................................. 0.28 0.31 0.16
Net realized and unrealized gains (losses) .................................... (0.37) 0.74 0.08
Total from investment operations ............................................. (0.09) 1.05 0.24
Less distributions from:
Net investment income ................................................... (0.27) (0.32) (0.16)
Net asset value, end of year ................................................ $11.84 $12.20 $11.47
Total return
e
............................................................ (0.71)% 9.29% 2.12%
Ratios to average net assets
f
Expenses
g
............................................................. 0.86% 0.87% 0.86%
Net investment income .................................................... 2.31% 2.64% 2.88%
Supplemental data
Net assets, end of year (000’s) .............................................. $58,926 $44,347 $20,086
Portfolio turnover rate ..................................................... 18.21% 12.59% 6.58%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Massachusetts Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
120
a
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.20 $11.46 $11.47 $11.63 $11.94
Income from investment operations
b
:
Net investment income
c
......................... 0.30 0.33 0.35 0.35 0.39
Net realized and unrealized gains (losses) ........... (0.38) 0.75 (0.01) (0.15) (0.31)
Total from investment operations .................... (0.08) 1.08 0.34 0.20 0.08
Less distributions from:
Net investment income .......................... (0.29) (0.34) (0.35) (0.36) (0.39)
Net asset value, end of year ....................... $11.83 $12.20 $11.46 $11.47 $11.63
Total return
d
................................... (0.64)% 9.55% 2.98% 1.66% 0.62%
Ratios to average net assets
Expenses ..................................... 0.72%
e
0.72%
e
0.71%
e
0.68% 0.67%
Net investment income ........................... 2.48% 2.79% 3.03% 3.02% 3.23%
Supplemental data
Net assets, end of year (000’s) ..................... $245,351 $307,452 $314,235 $363,555 $375,435
Portfolio turnover rate ............................ 18.21% 12.59% 6.58% 23.50% 7.16%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Massachusetts Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
121
a
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.35 $11.60 $11.61 $11.77 $12.07
Income from investment operations
b
:
Net investment income
c
......................... 0.23 0.27 0.28 0.29 0.32
Net realized and unrealized gains (losses) ........... (0.38) 0.76 (0.01) (0.16) (0.30)
Total from investment operations .................... (0.15) 1.03 0.27 0.13 0.02
Less distributions from:
Net investment income .......................... (0.22) (0.28) (0.28) (0.29) (0.32)
Net asset value, end of year ....................... $11.98 $12.35 $11.60 $11.61 $11.77
Total return
d
................................... (1.26)% 8.95% 2.37% 1.08% 0.13%
Ratios to average net assets
Expenses ..................................... 1.26%
e
1.27%
e
1.26%
e
1.23% 1.22%
Net investment income ........................... 1.90% 2.24% 2.48% 2.47% 2.68%
Supplemental data
Net assets, end of year (000’s) ..................... $27,111 $31,713 $33,253 $56,607 $60,441
Portfolio turnover rate ............................ 18.21% 12.59% 6.58% 23.50% 7.16%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Massachusetts Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
122
a
Year Ended February 28, Year Ended
February 28,
2018
b
2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $12.20 $11.46 $11.48 $11.76
Income from investment operations
c
:
Net investment income
d
...................................... 0.31 0.34 0.36 0.21
Net realized and unrealized gains (losses) ........................ (0.36) 0.76 (0.02) (0.28)
Total from investment operations ................................. (0.05) 1.10 0.34 (0.07)
Less distributions from:
Net investment income ....................................... (0.31) (0.36) (0.36) (0.21)
Net asset value, end of year .................................... $11.84 $12.20 $11.46 $11.48
Total return
e
................................................ (0.50)% 9.69% 3.01% (0.65)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ................... 0.58% 0.60% 0.59% 0.60%
Expenses net of waiver and payments by affiliates .................... 0.57%
g
0.58%
g
0.57%
g
0.55%
Net investment income ........................................ 2.60% 2.93% 3.17% 3.15%
Supplemental data
Net assets, end of year (000’s) .................................. $16,909 $12,458 $1,284 $1,688
Portfolio turnover rate ......................................... 18.21% 12.59% 6.58% 23.50%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Massachusetts Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
123
a
Year Ended February 28,
2021 2020
a
2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.20 $11.46 $11.48 $11.63 $11.94
Income from investment operations
b
:
Net investment income
c
......................... 0.30 0.34 0.36 0.36 0.40
Net realized and unrealized gains (losses) ........... (0.37) 0.75 (0.02) (0.14) (0.31)
Total from investment operations .................... (0.07) 1.09 0.34 0.22 0.09
Less distributions from:
Net investment income .......................... (0.30) (0.35) (0.36) (0.37) (0.40)
Net asset value, end of year ....................... $11.83 $12.20 $11.46 $11.48 $11.63
Total return .................................... (0.54)% 9.65% 2.98% 1.84% 0.72%
Ratios to average net assets
Expenses ..................................... 0.61%
d
0.62%
d
0.61%
d
0.58% 0.57%
Net investment income ........................... 2.55% 2.89% 3.13% 3.12% 3.33%
Supplemental data
Net assets, end of year (000’s) ..................... $106,533 $60,927 $50,814 $63,366 $34,909
Portfolio turnover rate ............................ 18.21% 12.59% 6.58% 23.50% 7.16%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments, February 28, 2021
Franklin Massachusetts Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
124
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 99.0%
Massachusetts 96.9%
Acton & Boxborough Regional School District ,
GO, 5%, 3/01/33 .................................................. $ 2,095,000 $ 2,680,091
GO, 3%, 3/01/34 .................................................. 1,485,000 1,651,439
GO, 3%, 3/01/35 .................................................. 2,130,000 2,355,972
Boston Water & Sewer Commission , Revenue, Senior Lien , 2014A , 4% , 11/01/28 ... 4,400,000 4,910,092
City of Lowell ,
GO, 2020, Refunding, 4%, 9/01/31 ..................................... 2,000,000 2,432,320
GO, 2020, Refunding, 4%, 9/01/33 ..................................... 2,025,000 2,431,255
GO, 2020, Refunding, 3%, 9/01/34 ..................................... 1,000,000 1,104,560
City of Quincy , GO , 2014 , 4% , 6/01/32 .................................... 2,565,000 2,796,902
City of Waltham , GO , 3% , 10/15/31 ...................................... 3,500,000 4,001,130
City of Worcester ,
GO, 2013, 3.25%, 11/01/25 .......................................... 3,370,000 3,431,065
GO, 2013, 3.5%, 11/01/26 ........................................... 3,000,000 3,057,000
GO, 2020 A, 3%, 2/01/42 ............................................ 1,685,000 1,800,321
Commonwealth of Massachusetts ,
GO, 2018A, 5%, 1/01/47 ............................................ 5,000,000 6,067,900
GO, A, 5.25%, 4/01/42 .............................................. 5,000,000 6,186,000
GO, F, 4%, 11/01/29 ................................................ 6,000,000 6,332,160
Revenue, 2005, Refunding, AGMC, NATL Insured, 5.5%, 1/01/34 .............. 11,900,000 16,129,736
Transportation Fund, Revenue, 2016B, 4%, 6/01/45 ........................ 7,175,000 7,942,366
Transportation Fund, Revenue, 2017A, 5%, 6/01/47 ........................ 5,000,000 6,190,650
Transportation Fund, Revenue, 2018 A, 5%, 6/01/48 ....................... 5,000,000 6,087,200
Transportation Fund, Revenue, 2019A, 5%, 6/01/49 ........................ 1,925,000 2,364,997
Massachusetts Bay Transportation Authority ,
Revenue, 2020 B-1, Refunding, 5%, 7/01/50 ............................. 5,000,000 6,088,600
Revenue, A, 5%, 7/01/40 ............................................ 5,000,000 5,802,750
Revenue, A-1, Refunding, 5.25%, 7/01/30 ............................... 4,000,000 5,415,880
Revenue, Senior Lien, B, Refunding, 5%, 7/01/33 .......................... 2,500,000 2,920,525
Massachusetts Clean Water Trust (The) ,
Revenue, 1999A, 5.75%, 8/01/29 ...................................... 250,000 251,013
Revenue, 2000-6, 5.5%, 8/01/30 ...................................... 195,000 195,753
Revenue, 2020, Refunding, 3%, 8/01/38 ................................. 1,580,000 1,720,667
Revenue, 2020, Refunding, 3%, 8/01/39 ................................. 1,605,000 1,742,821
Revenue, 2020, Refunding, 3%, 8/01/40 ................................. 1,635,000 1,770,476
Revenue, 7, 5.125%, 2/01/31 ......................................... 260,000 260,931
Massachusetts Development Finance Agency ,
Beth Israel Lahey Health Obligated Group, Revenue, 2015 F, Refunding, 5%, 8/15/32 2,975,000 3,448,679
Beth Israel Lahey Health Obligated Group, Revenue, 2015 F, Refunding, 5%, 8/15/34 5,000,000 5,764,250
Beth Israel Lahey Health Obligated Group, Revenue, 2016 I, Refunding, 5%, 7/01/34 1,500,000 1,770,585
Brandeis University, Revenue, 2019 S-1, Refunding, 5%, 10/01/38 ............. 2,410,000 2,931,669
Broad Institute, Inc. (The), Revenue, 2011A, Pre-Refunded, 5.375%, 4/01/41 ..... 10,000,000 10,042,300
Broad Institute, Inc. (The), Revenue, 2017, Refunding, 4%, 4/01/41 ............ 5,000,000 5,575,800
Dana-Farber Cancer Institute Obligated Group, Revenue, 2016N, 5%, 12/01/46 ... 6,890,000 8,057,442
Mass General Brigham, Inc., Revenue, 2016Q, Refunding, 5%, 7/01/34 ......... 5,000,000 6,004,250
Mass General Brigham, Inc., Revenue, 2017 S-1, Refunding, 5%, 7/01/33 ....... 1,880,000 2,331,933
Mass General Brigham, Inc., Revenue, 2017 S-1, Refunding, 4%, 7/01/41 ....... 7,500,000 8,561,925
Mass General Brigham, Inc., Revenue, 2020A-2, Refunding, 4%, 7/01/41 ........ 1,000,000 1,160,410
Northeastern University, Revenue, 2014A, 5%, 3/01/44 ..................... 5,000,000 5,510,350
President & Trustees of Williams College, Revenue, 2017S, 4%, 7/01/46 ........ 9,550,000 10,615,016
President and Fellows of Harvard College, Revenue, 2016 A, Refunding, 5%, 7/15/33 5,000,000 6,080,500
President and Fellows of Harvard College, Revenue, 2016 A, Refunding, 5%, 7/15/40 1,000,000 1,428,480
President and Fellows of Harvard College, Revenue, 2020 A, Refunding, 5%,
10/15/30 ....................................................... 1,250,000 1,692,000
Southcoast Health System Obligated Group, Revenue, 2021 G, Refunding, 4%,
7/01/46 ........................................................ 4,545,000 5,193,981

Franklin Tax-Free Trust
Statement of Investments
Franklin Massachusetts Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
125
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
Massachusetts Development Finance Agency, (continued)
Southcoast Health System Obligated Group, Revenue, 2021 G, Refunding, 5%,
7/01/50 ........................................................ $ 4,790,000 $ 5,950,952
Sterling and Francine Clark Art Institute, Revenue, 2011, Pre-Refunded, 5%, 7/01/41 12,900,000 13,107,948
Trustees of Boston College, Revenue, 2017T, Refunding, 5%, 7/01/42 .......... 3,750,000 4,506,750
Trustees of Boston University, Revenue, BB-1, 4%, 10/01/46 ................. 5,000,000 5,491,400
Wellesley College, Revenue, 2018 L, Refunding, 4%, 7/01/44 ................. 6,160,000 6,965,174
Woods Hole Oceanographic Institution, Revenue, 2018, Refunding, 5%, 6/01/35 .. 1,200,000 1,472,136
Woods Hole Oceanographic Institution, Revenue, 2018, Refunding, 5%, 6/01/36 .. 1,000,000 1,222,960
Worcester Polytechnic Institute, Revenue, 2012, 4%, 9/01/49 ................. 4,825,000 4,937,471
Worcester Polytechnic Institute, Revenue, 2017, Refunding, 5%, 9/01/42 ........ 1,090,000 1,298,789
Worcester Polytechnic Institute, Revenue, 2019, 4%, 9/01/44 ................. 1,350,000 1,506,789
Massachusetts Educational Financing Authority ,
Revenue, 2009 I, 6%, 1/01/28 ........................................ 845,000 857,109
Revenue, 2010A, 5.5%, 1/01/22 ....................................... 3,000,000 3,007,590
Revenue, 2017B, Refunding, 4.25%, 7/01/46 ............................. 2,500,000 2,639,100
Massachusetts Health & Educational Facilities Authority , Trustees of Boston College ,
Revenue , M2 , 5.5% , 6/01/35 ......................................... 8,600,000 12,170,204
Massachusetts Housing Finance Agency ,
Revenue, 159, FNMA Insured, 4.05%, 12/01/32 ........................... 705,000 715,307
Revenue, 162, GNMA Insured, 3.15%, 12/01/32 ........................... 9,840,000 9,976,677
Revenue, 1979 A, ETM, 7%, 4/01/21 ................................... 215,000 216,142
Revenue, 2009C, Refunding, 5.125%, 12/01/39 ........................... 1,045,000 1,046,223
Revenue, 2009C, Refunding, 5.35%, 12/01/49 ............................ 2,770,000 2,773,352
Revenue, 2012F, 3.15%, 12/01/32 ..................................... 105,000 105,524
Revenue, 2012F, 3.45%, 12/01/37 ..................................... 45,000 45,263
Revenue, 214, GNMA Insured, 2.55%, 12/01/34 ........................... 1,000,000 1,042,890
Revenue, 214, GNMA Insured, 2.8%, 12/01/39 ............................ 4,000,000 4,160,200
Revenue, A, 3.25%, 12/01/27 ......................................... 4,000,000 4,127,200
Revenue, A, 3.5%, 12/01/31 .......................................... 5,805,000 5,955,465
Massachusetts Port Authority ,
Revenue, 2019-B, 5%, 7/01/44 ........................................ 5,000,000 6,159,100
Revenue, 2019-B, 5%, 7/01/49 ........................................ 5,000,000 6,122,850
Revenue, 2021-B, Refunding, 5%, 7/01/35 ............................... 500,000 649,710
Revenue, 2021-B, Refunding, 5%, 7/01/36 ............................... 400,000 517,580
Revenue, 2021-B, Refunding, 5%, 7/01/38 ............................... 1,400,000 1,799,812
Revenue, 2021-B, Refunding, 5%, 7/01/40 ............................... 1,215,000 1,549,052
Massachusetts School Building Authority ,
Revenue, 2018 B, 5.25%, 2/15/48 ..................................... 2,315,000 2,837,496
Revenue, 2019A, 5%, 2/15/44 ........................................ 1,000,000 1,229,220
Revenue, 2020 A, 4%, 8/15/45 ........................................ 8,000,000 9,368,480
Revenue, Senior Lien, 2011B, Pre-Refunded, 5%, 10/15/41 .................. 10,000,000 10,302,100
Revenue, Senior Lien, 2016C, Refunding, 5%, 11/15/34 ..................... 5,000,000 6,055,850
Massachusetts State College Building Authority ,
Revenue, 2003 B, Refunding, AGMC Insured, 5.5%, 5/01/39 ................. 5,000,000 7,302,300
Revenue, 2017 D, Refunding, 4%, 5/01/38 ............................... 4,350,000 4,940,426
Massachusetts Transportation Trust Fund ,
Metropolitan Highway System, Revenue, 2019 B-1, Refunding, 5%, 1/01/37 ...... 1,015,000 1,275,287
Metropolitan Highway System, Revenue, Senior Lien, 2019 A, Refunding, 5%,
1/01/37 ........................................................ 2,750,000 3,398,037
Massachusetts Water Resources Authority ,
Revenue, 2016C, Refunding, 5%, 8/01/40 ............................... 5,000,000 5,973,150
Revenue, 2018 B, 5%, 8/01/43 ........................................ 4,000,000 4,951,760
Revenue, 2020 B, 5%, 8/01/36 ........................................ 1,500,000 1,966,470
Revenue, B, Refunding, AGMC Insured, 5.25%, 8/01/28 ..................... 5,490,000 7,201,672
Revenue, B, 5%, 8/01/40 ............................................ 1,140,000 1,389,455
Revenue, B, 5%, 8/01/42 ............................................ 3,145,000 3,814,791

Franklin Tax-Free Trust
Statement of Investments
Franklin Massachusetts Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
126
s
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
Metropolitan Boston Transit Parking Corp. ,
Revenue, 2011, 5.25%, 7/01/36 ....................................... $ 5,585,000 $ 5,661,179
Revenue, 2011, 5%, 7/01/41 ......................................... 7,500,000 7,591,125
Springfield Water & Sewer Commission , Revenue , 2017C , 5% , 4/15/37 ........... 1,260,000 1,529,413
Town of Belmont ,
GO, 2019, 4%, 3/15/45 ............................................. 3,020,000 3,457,658
GO, 2020, 3%, 6/01/33 ............................................. 2,695,000 3,028,722
Town of Braintree ,
GO, Refunding, 5%, 5/15/27 ......................................... 2,000,000 2,514,820
GO, 2019, 3%, 6/01/35 ............................................. 1,765,000 1,929,004
Town of Natick , GO , 2018 , 4% , 7/15/35 ................................... 4,970,000 5,784,036
Town of Plymouth , GO , 2017 , 4% , 5/01/47 ................................. 5,000,000 5,660,600
University of Massachusetts Building Authority ,
Revenue, Senior Lien, 1, Pre-Refunded, 5%, 11/01/44 ...................... 4,000,000 4,671,760
Revenue, Senior Lien, 2017-1, 5.25%, 11/01/42 ........................... 5,000,000 6,162,700
Revenue, Senior Lien, 2019-1, Refunding, 5%, 5/01/39 ..................... 5,000,000 6,262,400
440,648,772
U.S. Territories 2.1%
Puerto Rico 2.1%
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/34 ................ 5,000,000 6,147,850
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 2,700,000 3,047,139
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 250,000 314,087
9,509,076
Total U.S. Territories .................................................................... 9,509,076
Total Municipal Bonds (Cost $422,872,120) .....................................
450,157,848
a a a a
Short Term Investments 0.2%
Municipal Bonds 0.2%
Massachusetts 0.2%
a
Massachusetts Health & Educational Facilities Authority , President and Fellows of
Harvard College , Revenue , R , Daily VRDN and Put , 0.01% , 11/01/49 ........... 800,000 800,000
Total Municipal Bonds (Cost $800,000) .........................................
800,000
Total Short Term Investments (Cost $800,000 ) ..................................
800,000
a
Total Investments (Cost $423,672,120) 99.2% ...................................
$450,957,848
Other Assets, less Liabilities 0.8% .............................................
3,872,386
Net Assets 100.0% ...........................................................
$454,830,234
See Abbreviations on page 170 .
a
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

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Financial Highlights
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127
a
Year Ended
February 28,
2021
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ..................................................................... $10.41
Income from investment operations
b
:
Net investment income
c
........................................................................... 0.08
Net realized and unrealized gains (losses) ............................................................. (0.14)
Total from investment operations ...................................................................... (0.06)
Less distributions from:
Net investment income ............................................................................ (0.08)
Net asset value, end of year ......................................................................... $10.27
Total return
d
..................................................................................... (0.53)%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ........................................................ 3.39%
Expenses net of waiver and payments by affiliates
f
........................................................ 0.46%
Net investment income ............................................................................. 1.29%
Supplemental data
Net assets, end of year (000’s) ....................................................................... $872
Portfolio turnover rate .............................................................................. 7.50%
a
For the period July 24, 2020 (effective date) to February 28, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Municipal Green Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
128
a
Year Ended
February 28,
2021
a
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ..................................................................... $10.41
Income from investment operations
b
:
Net investment income
c
........................................................................... 0.08
Net realized and unrealized gains (losses) ............................................................. (0.14)
Total from investment operations ...................................................................... (0.06)
Less distributions from:
Net investment income ............................................................................ (0.08)
Net asset value, end of year ......................................................................... $10.27
Total return
d
..................................................................................... (0.53)%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ........................................................ 3.31%
Expenses net of waiver and payments by affiliates
f
........................................................ 0.46%
Net investment income ............................................................................. 1.32%
Supplemental data
Net assets, end of year (000’s) ....................................................................... $210
Portfolio turnover rate .............................................................................. 7.50%
a
For the period July 24, 2020 (effective date) to February 28, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Municipal Green Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
129
a
Year Ended
February 28,
2021
a
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ..................................................................... $10.41
Income from investment operations
b
:
Net investment income
c
........................................................................... 0.09
Net realized and unrealized gains (losses) ............................................................. (0.13)
Total from investment operations ...................................................................... (0.04)
Less distributions from:
Net investment income ............................................................................ (0.09)
Net asset value, end of year ......................................................................... $10.28
Total return
d
..................................................................................... (0.53)%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ........................................................ 5.66%
Expenses net of waiver and payments by affiliates
f
........................................................ 0.46%
Net investment income ............................................................................. 1.36%
Supplemental data
Net assets, end of year (000’s) ....................................................................... $5
Portfolio turnover rate .............................................................................. 7.50%
a
For the period July 24, 2020 (effective date) to February 28, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Municipal Green Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
130
a
Year Ended
February 28,
2021
Year Ended
February 28,
2020
a,b
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ........................................................ $10.35 $10.00
Income from investment operations
c
:
Net investment income
d
.............................................................. 0.14 0.03
Net realized and unrealized gains (losses) ................................................ (0.06) 0.35
Total from investment operations ......................................................... 0.08 0.38
Less distributions from:
Net investment income ............................................................... (0.16) (0.03)
Net asset value, end of year ............................................................ $10.27 $10.35
Total return
e
........................................................................ 0.62% 3.84%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ........................................... 3.61% 3.25%
Expenses net of waiver and payments by affiliates ............................................ 0.46%
g
0.46%
Net investment income ................................................................ 1.39% 0.81%
Supplemental data
Net assets, end of year (000’s) .......................................................... $6,312 $5,175
Portfolio turnover rate ................................................................. 7.50% —%
a
For the year ended February 29.
b
For the period ended October 1, 2019 (commencement of operations) to February 29, 2020.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments, February 28, 2021
Franklin Municipal Green Bond Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
131
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 95.6%
Arizona 4.1%
Arizona State University , Revenue , 2016 B , 5% , 7/01/42 ...................... $ 150,000 $ 175,357
City of Phoenix Civic Improvement Corp. , Water System , Revenue, Junior Lien , 2020
B , 5% , 7/01/44 .................................................... 100,000 127,087
302,444
Arkansas 1.6%
Central Arkansas Water , Revenue , 2020 C , Refunding , 4% , 10/01/33 ............. 100,000 115,924
California 19.9%
California Housing Finance , Lakeside Drive Senior Housing LP , Revenue , 2019N ,
FNMA Insured , 2.35% , 12/01/35 ....................................... 98,188 99,752
California Infrastructure & Economic Development Bank , California State Teachers'
Retirement System , Revenue , 2019 , 5% , 8/01/49 .......................... 180,000 219,688
City of Foster City , GO , 2020 , 4% , 8/01/32 ................................. 100,000 117,067
City of San Francisco , Public Utilities Commission Water , Revenue , 2020 A ,
4% , 11/01/50 ..................................................... 100,000 115,819
Los Angeles County Metropolitan Transportation Authority , Revenue , 2019 A , 5% ,
7/01/44 ......................................................... 150,000 185,507
Port of Los Angeles , Revenue , 2019 C-1 , Refunding , 5% , 8/01/25 ............... 60,000 70,745
Sacramento Municipal Utility District , Electric System , Revenue , 2020 H , 5% , 8/15/30 100,000 134,262
San Francisco Bay Area Rapid Transit District , GO , 2019 F-1 , 3% , 8/01/36 ........ 150,000 164,445
Southern California Public Power Authority , Revenue , 2020 A , Refunding , 4% , 7/01/38 150,000 176,867
Transbay Joint Powers Authority , Transbay Redevelopment Project Tax Increment Re-
Development Project , Tax Allocation, Senior Lien , 2020 A , 5% , 10/01/34 ......... 150,000 188,931
1,473,083
Colorado 2.4%
Board of Water Commissioners City & County of Denver (The) , Revenue , 2017A , 5% ,
9/15/47 ......................................................... 150,000 180,168
Florida 5.3%
Babcock Ranch Community Independent Special District , Assessment Area 3A , Special
Assessment , 2020 , 2.5% , 5/01/25 ..................................... 100,000 100,974
City of Tampa , Special Assessment , 2018 , 5% , 5/01/36 ....................... 135,000 167,177
County of Palm Beach , Water & Sewer , Revenue , 2019 , Refunding , 4% , 10/01/31 ... 100,000 121,310
389,461
Georgia 1.7%
Private Colleges & Universities Authority , Emory University , Revenue , 2019B ,
Refunding , 5% , 9/01/48 ............................................. 100,000 123,768
Illinois 1.6%
Illinois Finance Authority , State of Illinois Water Revolving Fund - Clean Water Program ,
Revenue , 2020 , 4% , 7/01/37 ......................................... 100,000 119,379
Louisiana 1.5%
Terrebonne Levee & Conservation District , Revenue , 2020 B , Refunding , 4% , 6/01/40 100,000 111,596
Maine 3.7%
City of Portland , General Airport , Revenue , 2019 , Refunding , 4% , 1/01/35 ......... 245,000 276,512
Maryland 1.5%
Washington Suburban Sanitary Commission , Revenue, Second Series , 2019 B , 3% ,
6/01/35 ......................................................... 100,000 110,572
Massachusetts 1.4%
Massachusetts Housing Finance Agency , Revenue , 2019 C-1 , 2.65% , 12/01/34 ..... 100,000 104,763
Minnesota 1.4%
City of Minneapolis , GO , 2019 , 3% , 12/01/40 ............................... 100,000 105,783

Franklin Tax-Free Trust
Statement of Investments
Franklin Municipal Green Bond Fund
(continued)
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Annual Report The accompanying notes are an integral part of these financial statements.
132
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey 3.7%
New Jersey Educational Facilities Authority , Stevens Institute of Technology , Revenue ,
2020 A , 5% , 7/01/32 ................................................ $ 220,000 $ 273,297
New York 16.0%
Battery Park City Authority , Revenue, Senior Lien , 2019A , 5% , 11/01/49 .......... 100,000 126,405
Metropolitan Transportation Authority ,
Revenue, 2017 B, Refunding, 5%, 11/15/24 .............................. 150,000 171,402
Revenue, 2017 B, Refunding, 5%, 11/15/28 .............................. 110,000 136,202
Dedicated Tax Fund, Revenue, 2017B-2, Refunding, 4%, 11/15/32 ............. 160,000 185,194
New York State Dormitory Authority , Cornell University , Revenue , 2019 D , 5% , 7/01/35 100,000 143,558
New York State Housing Finance Agency ,
Revenue, 2019 N, FNMA Insured, 2.6%, 11/01/34 ......................... 100,000 104,049
Revenue, 2019 P, 2%, 5/01/28 ........................................ 100,000 104,810
Trust for Cultural Resources of The City of New York (The) , Whitney Museum of
American Art , Revenue , 2021 , Refunding , 5% , 7/01/31 ...................... 155,000 209,335
1,180,955
Ohio 4.2%
American Municipal Power, Inc. , Revenue , 2020A , Refunding , 5% , 2/15/29 ........ 100,000 128,055
State of Ohio ,
GO, 2019A, 4%, 3/01/30 ............................................ 100,000 123,799
GO, 2020 B, 4%, 3/01/24 ............................................ 50,000 55,460
307,314
Oregon 2.5%
Port of Portland , Airport , Revenue , Twenty Seven A , 5% , 7/01/36 ................ 150,000 186,119
Pennsylvania 1.7%
School District of Philadelphia (The) , GO , 2019 B , 5% , 9/01/29 ................. 100,000 126,570
Rhode Island 2.9%
Rhode Island Housing and Mortgage Finance Corp. , Revenue , 2019 1-B , FHA Insured ,
2.75% , 10/01/34 ................................................... 150,000 158,612
Rhode Island Infrastructure Bank , City of East Providence , Revenue , 2020 A , 4% ,
10/01/27 ........................................................ 50,000 59,468
218,080
Utah 2.5%
City of Spanish Fork City , Sewer , Revenue , 2020 , BAM Insured , 5% , 9/01/26 ....... 150,000 184,215
Vermont 3.1%
Vermont Educational & Health Buildings Financing Agency , University of Vermont
Health Network Obligated Group , Revenue , 2016 B , 5% , 12/01/38 ............. 195,000 225,547
Virginia 2.5%
City of Hampton ,
GO, 2020 A, 5%, 9/01/27 ............................................ 50,000 62,959
GO, 2020 A, 4%, 9/01/31 ............................................ 100,000 124,612
187,571
Washington 6.4%
Central Puget Sound Regional Transit Authority ,
Revenue, 2015S-1, Refunding, 5%, 11/01/27 ............................. 50,000 59,945
Revenue, 2015S-1, Refunding, 5%, 11/01/32 ............................. 100,000 118,928
FYI Properties ,
State of Washington Consolidated Technology Services, Revenue, 2019, Refunding,
5%, 6/01/21 .................................................... 140,000 141,614

Franklin Tax-Free Trust
Statement of Investments
Franklin Municipal Green Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
133
s
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington (continued)
FYI Properties, (continued)
State of Washington Consolidated Technology Services, Revenue, 2019, Refunding,
5%, 6/01/24 .................................................... $ 135,000 $ 153,382
473,869
Wisconsin 1.5%
Milwaukee Metropolitan Sewerage District , GO , 2020 A , 3% , 10/01/35 ............ 100,000 109,072
U.S. Territories 2.5%
District of Columbia 2.5%
District of Columbia, Water & Sewer Authority, Revenue, Sub. Lien, 2019 A, 5%,
10/01/44 ........................................................ 150,000 188,415
Total Municipal Bonds (Cost $6,955,199) .......................................
7,074,477
a a a a
a
Total Investments (Cost $6,955,199) 95.6% .....................................
$7,074,477
Other Assets, less Liabilities 4.4% .............................................
323,576
Net Assets 100.0% ...........................................................
$7,398,053
See Abbreviations on page 170 .

Franklin Tax-Free Trust
Financial Highlights
Franklin New Jersey Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
134
0
a
Year Ended February 28, Year Ended
February 28,
2019
b
2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ............................................ $11.77 $11.14 $11.10
Income from investment operations
c
:
Net investment income
d
.................................................. 0.29 0.30 0.17
Net realized and unrealized gains (losses) .................................... (0.32) 0.65 0.04
Total from investment operations ............................................. (0.03) 0.95 0.21
Less distributions from:
Net investment income ................................................... (0.28) (0.32) (0.17)
Net asset value, end of year ................................................ $11.46 $11.77 $11.14
Total return
e
............................................................ (0.18)% 8.61% 1.97%
Ratios to average net assets
f
Expenses
g
............................................................. 0.82% 0.82% 0.83%
Net investment income .................................................... 2.50% 2.67% 3.28%
Supplemental data
Net assets, end of year (000’s) .............................................. $118,815 $109,130 $55,866
Portfolio turnover rate ..................................................... 15.41% 17.99% 13.26%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
135
a
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.76 $11.13 $11.11 $11.45 $11.73
Income from investment operations
b
:
Net investment income
c
......................... 0.30 0.32 0.38 0.39 0.44
Net realized and unrealized gains (losses) ........... (0.31) 0.64 0.03 (0.31) (0.27)
Total from investment operations .................... (0.01) 0.96 0.41 0.08 0.17
Less distributions from:
Net investment income .......................... (0.30) (0.33) (0.39) (0.42) (0.45)
Net asset value, end of year ....................... $11.45 $11.76 $11.13 $11.11 $11.45
Total return
d
................................... (0.03)% 8.78% 3.78% 0.68% 1.44%
Ratios to average net assets
Expenses ..................................... 0.67%
e
0.67%
e
0.68%
e
0.67% 0.65%
Net investment income ........................... 2.67% 2.82% 3.43% 3.46% 3.79%
Supplemental data
Net assets, end of year (000’s) ..................... $516,756 $584,519 $596,817 $650,527 $742,824
Portfolio turnover rate ............................ 15.41% 17.99% 13.26% 12.70% 9.20%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
136
a
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.92 $11.28 $11.26 $11.60 $11.87
Income from investment operations
b
:
Net investment income
c
......................... 0.24 0.26 0.32 0.33 0.38
Net realized and unrealized gains (losses) ........... (0.32) 0.65 0.03 (0.32) (0.27)
Total from investment operations .................... (0.08) 0.91 0.35 0.01 0.11
Less distributions from:
Net investment income .......................... (0.24) (0.27) (0.33) (0.35) (0.38)
Net asset value, end of year ....................... $11.60 $11.92 $11.28 $11.26 $11.60
Total return
d
................................... (0.66)% 8.19% 3.15% 0.11% 0.95%
Ratios to average net assets
Expenses ..................................... 1.22%
e
1.22%
e
1.23%
e
1.22% 1.20%
Net investment income ........................... 2.10% 2.27% 2.88% 2.91% 3.24%
Supplemental data
Net assets, end of year (000’s) ..................... $87,934 $117,600 $125,982 $188,806 $217,952
Portfolio turnover rate ............................ 15.41% 17.99% 13.26% 12.70% 9.20%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
137
a
Year Ended February 28, Year Ended
February 28,
2018
b
2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $11.77 $11.14 $11.12 $11.37
Income from investment operations
c
:
Net investment income
d
...................................... 0.32 0.34 0.40 0.25
Net realized and unrealized gains (losses) ........................ (0.31) 0.64 0.03 (0.26)
Total from investment operations ................................. 0.01 0.98 0.43 (0.01)
Less distributions from:
Net investment income ....................................... (0.32) (0.35) (0.41) (0.24)
Net asset value, end of year .................................... $11.46 $11.77 $11.14 $11.12
Total return
e
................................................ 0.11% 8.92% 3.91% (0.11)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ................... 0.53% 0.53% 0.54% 0.54%
Expenses net of waiver and payments by affiliates .................... 0.53%
g
0.53%
g,h
0.54%
g,h
0.53%
Net investment income ........................................ 2.80% 2.96% 3.57% 3.60%
Supplemental data
Net assets, end of year (000’s) .................................. $32,012 $33,376 $20,459 $19,936
Portfolio turnover rate ......................................... 15.41% 17.99% 13.26% 12.70%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
138
a
Year Ended February 28,
2021 2020
a
2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.77 $11.14 $11.12 $11.46 $11.74
Income from investment operations
b
:
Net investment income
c
......................... 0.31 0.33 0.39 0.40 0.46
Net realized and unrealized gains (losses) ........... (0.31) 0.64 0.03 (0.31) (0.28)
Total from investment operations .................... — 0.97 0.42 0.09 0.18
Less distributions from:
Net investment income .......................... (0.31) (0.34) (0.40) (0.43) (0.46)
Net asset value, end of year ....................... $11.46 $11.77 $11.14 $11.12 $11.46
Total return .................................... 0.07% 8.88% 3.87% 0.77% 1.54%
Ratios to average net assets
Expenses ..................................... 0.57%
d
0.57%
d
0.58%
d
0.57% 0.55%
Net investment income ........................... 2.76% 2.92% 3.53% 3.56% 3.89%
Supplemental data
Net assets, end of year (000’s) ..................... $94,236 $81,747 $75,607 $79,286 $107,087
Portfolio turnover rate ............................ 15.41% 17.99% 13.26% 12.70% 9.20%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments, February 28, 2021
Franklin New Jersey Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
139
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 99.3%
Delaware 2.6%
Delaware River & Bay Authority ,
Revenue, 2012 A, Refunding, 5%, 1/01/42 ............................... $ 6,000,000 $ 6,397,800
Revenue, 2019, Refunding, 4%, 1/01/44 ................................. 13,500,000 15,240,150
21,637,950
New Jersey 82.0%
Bergen County Improvement Authority (The) ,
Borough of Ridgefield, Revenue, 2020, 4%, 10/15/42 ....................... 5,205,000 6,181,614
County of Bergen, Revenue, 2019, 4%, 10/15/37 .......................... 3,600,000 4,290,516
County of Bergen, Revenue, 2019, 4%, 10/15/38 .......................... 3,745,000 4,450,071
County of Bergen, Revenue, 2019, 4%, 10/15/39 .......................... 3,000,000 3,556,050
Cape May County Industrial Pollution Control Financing Authority , Atlantic City Electric
Co. , Revenue , 1991 A , Refunding , NATL Insured , 6.8% , 3/01/21 ............... 5,400,000 5,400,000
County of Hudson , Hudson County Improvement Authority , Revenue , 2016 , 5% ,
5/01/46 ......................................................... 6,000,000 7,100,040
County of Middlesex , COP , 1998 , NATL Insured , Zero Cpn ., 6/15/24 .............
1,000,000 975,280
Cumberland County Improvement Authority (The) ,
Revenue, 2014, Pre-Refunded, AGMC Insured, 5%, 9/01/39 ................. 2,000,000 2,321,460
County of Cumberland, Revenue, 2019, BAM Insured, 5%, 1/15/36 ............ 955,000 1,156,018
County of Cumberland, Revenue, 2019, BAM Insured, 5%, 1/15/37 ............ 1,000,000 1,206,850
County of Cumberland, Revenue, 2019, BAM Insured, 5%, 1/15/38 ............ 1,020,000 1,227,958
County of Cumberland, Revenue, 2019, BAM Insured, 5%, 1/15/39 ............ 1,070,000 1,285,113
County of Cumberland, Revenue, 2019, BAM Insured, 5%, 1/15/44 ............ 5,725,000 6,801,872
Gloucester County Improvement Authority (The) ,
Rowan University Foundation, Inc., Revenue, 2015C, AGMC Insured, 4%, 7/01/42 . 2,500,000 2,666,550
Rowan University Foundation, Inc., Revenue, 2015C, 5%, 7/01/44 ............. 3,500,000 3,963,155
Rowan University Foundation, Inc., Revenue, 2019, 4%, 7/01/37 .............. 750,000 859,837
Rowan University Foundation, Inc., Revenue, 2019, 4%, 7/01/38 .............. 700,000 800,212
Rowan University Foundation, Inc., Revenue, 2019, 4%, 7/01/39 .............. 600,000 684,120
Rowan University Foundation, Inc., Revenue, 2019, 5%, 7/01/44 .............. 4,925,000 5,973,976
Rowan University Foundation, Inc., Revenue, 2019, 4%, 7/01/48 .............. 5,250,000 5,889,713
Hudson County Improvement Authority ,
Revenue, 2019, Refunding, 4%, 1/01/40 ................................. 1,000,000 1,143,730
County of Hudson, Revenue, 2020, 4%, 10/01/46 .......................... 5,000,000 5,748,900
County of Hudson, Revenue, 2020, 4%, 10/01/51 .......................... 5,000,000 5,716,300
Mercer County Improvement Authority (The) ,
County of Mercer, Revenue, 2019, Refunding, 4%, 4/01/31 ................... 1,545,000 1,854,185
County of Mercer, Revenue, 2019, Refunding, 4%, 4/01/33 ................... 1,500,000 1,783,740
Monmouth County Improvement Authority (The) ,
Revenue, 2019 B, 4%, 12/01/34 ....................................... 750,000 913,208
Revenue, 2019 B, 4%, 12/01/36 ....................................... 750,000 906,555
Revenue, 2019 B, 4%, 12/01/37 ....................................... 500,000 602,425
Revenue, 2019 B, 4%, 12/01/38 ....................................... 750,000 900,240
Revenue, 2019 B, 4%, 12/01/39 ....................................... 600,000 718,470
Revenue, 2019A, 4%, 8/01/32 ........................................ 300,000 366,096
Revenue, 2019A, 4%, 8/01/33 ........................................ 350,000 425,267
Revenue, 2019A, 4%, 8/01/34 ........................................ 525,000 635,680
Revenue, 2019A, 4%, 8/01/35 ........................................ 525,000 633,759
Revenue, 2019A, 4%, 8/01/36 ........................................ 500,000 601,375
Revenue, 2019A, 4%, 8/01/37 ........................................ 275,000 329,643
Revenue, 2019A, 4%, 8/01/38 ........................................ 225,000 268,724
Revenue, 2019A, 4%, 8/01/39 ........................................ 400,000 476,508
New Brunswick Parking Authority , Revenue , 2016A , Refunding , BAM Insured , 5% ,
9/01/39 ......................................................... 5,000,000 5,837,850
New Jersey Economic Development Authority ,
Revenue, 2021 QQQ, 4%, 6/15/46 ..................................... 1,250,000 1,360,000
Revenue, 2021 QQQ, 4%, 6/15/50 ..................................... 1,250,000 1,354,863

Franklin Tax-Free Trust
Statement of Investments
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
140
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Economic Development Authority, (continued)
Lutheran Social Ministries at Crane's Mill, Inc., Revenue, 2018, Refunding, 5%,
1/01/34 ........................................................ $ 1,500,000 $ 1,740,225
Lutheran Social Ministries at Crane's Mill, Inc., Revenue, 2018, Refunding, 5%,
1/01/39 ........................................................ 1,250,000 1,436,387
Lutheran Social Ministries at Crane's Mill, Inc., Revenue, 2018, Refunding, 5%,
1/01/49 ........................................................ 3,000,000 3,410,100
Middlesex Water Co., Revenue, 2019, 4%, 8/01/59 ........................ 6,200,000 6,745,724
Middlesex Water Co., Revenue, 2019, 5%, 8/01/59 ........................ 3,750,000 4,451,888
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/32 .......... 640,000 655,552
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/37 .......... 600,000 611,502
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/47 .......... 1,500,000 1,516,515
Provident Group-Montclair Properties LLC, Revenue, 2017, Refunding, AGMC
Insured, 5%, 6/01/42 .............................................. 6,000,000 7,013,940
Provident Group-Rowan Properties LLC, Revenue, A, 5%, 1/01/48 ............. 7,000,000 7,195,860
Rutgers The State University of New Jersey, Revenue, 2013, Pre-Refunded, 5%,
6/15/38 ........................................................ 5,000,000 5,537,400
Rutgers The State University of New Jersey, Revenue, 2013, Pre-Refunded, 5%,
6/15/46 ........................................................ 7,500,000 8,306,100
State of New Jersey Cigarette Tax, Revenue, 2012, Refunding, AGMC Insured, 5%,
6/15/22 ........................................................ 10,000,000 10,593,200
State of New Jersey Cigarette Tax, Revenue, 2012, Refunding, 5%, 6/15/28 ...... 3,000,000 3,122,220
State of New Jersey Cigarette Tax, Revenue, 2012, Refunding, 5%, 6/15/29 ...... 1,000,000 1,039,160
State of New Jersey Department of the Treasury, Revenue, 2005 N1, Refunding,
NATL Insured, 5.5%, 9/01/27 ........................................ 8,660,000 10,847,343
State of New Jersey Department of the Treasury, Revenue, 2015 WW, 5%, 6/15/37 4,760,000 5,330,438
New Jersey Educational Facilities Authority ,
Kean University, Revenue, 2015H, Refunding, AGMC Insured, 5%, 7/01/34 ...... 2,205,000 2,525,497
Kean University, Revenue, 2015H, Refunding, AGMC Insured, 5%, 7/01/35 ...... 5,000,000 5,717,650
Kean University, Revenue, 2017D, Refunding, BAM Insured, 4%, 9/01/38 ........ 1,150,000 1,274,476
Montclair State University, Inc., Revenue, 2014 A, 5%, 7/01/39 ................ 5,000,000 5,600,600
Montclair State University, Inc., Revenue, 2014 A, 5%, 7/01/44 ................ 16,380,000 18,202,111
Montclair State University, Inc., Revenue, 2015D, Refunding, 5%, 7/01/35 ....... 2,245,000 2,567,225
Montclair State University, Inc., Revenue, 2015D, Refunding, 5%, 7/01/36 ....... 1,210,000 1,380,937
Montclair State University, Inc., Revenue, 2016B, Refunding, 5%, 7/01/34 ....... 1,325,000 1,560,293
Ramapo College of New Jersey, Revenue, 2012 B, Refunding, 5%, 7/01/37 ...... 1,000,000 1,049,370
Ramapo College of New Jersey, Revenue, 2012 B, Refunding, 5%, 7/01/42 ...... 1,000,000 1,046,710
Ramapo College of New Jersey, Revenue, 2017 A, Refunding, AGMC Insured, 5%,
7/01/35 ........................................................ 3,955,000 4,772,261
Seton Hall University, Revenue, 2015C, Refunding, 5%, 7/01/34 ............... 400,000 444,284
Seton Hall University, Revenue, 2015C, Refunding, 5%, 7/01/37 ............... 1,300,000 1,436,149
Seton Hall University, Revenue, 2017D, Refunding, 5%, 7/01/42 ............... 3,945,000 4,486,451
Seton Hall University, Revenue, 2020 C, AGMC Insured, 3.25%, 7/01/49 ........ 1,150,000 1,190,963
Seton Hall University, Revenue, 2020 C, AGMC Insured, 4%, 7/01/50 ........... 1,850,000 2,065,858
Stevens Institute of Technology, Revenue, 1998 1, ETM, 5%, 7/01/28 ........... 600,000 695,976
Stevens Institute of Technology, Revenue, 2017 A, Refunding, 5%, 7/01/36 ...... 1,600,000 1,860,800
Stevens Institute of Technology, Revenue, 2017 A, Refunding, 5%, 7/01/42 ...... 9,310,000 10,682,946
Stevens Institute of Technology, Revenue, 2017 A, Refunding, 5%, 7/01/47 ...... 4,085,000 4,631,083
Stevens Institute of Technology, Revenue, 2020 A, 5%, 7/01/45 ............... 4,000,000 4,765,120
Stevens Institute of Technology, Revenue, 2020 A, 4%, 7/01/50 ............... 11,640,000 12,707,737
Trustees of Princeton University (The), Revenue, 2011B, 5%, 7/01/39 ........... 15,000,000 15,217,950
Trustees of Princeton University (The), Revenue, 2011B, 4.375%, 7/01/41 ....... 10,000,000 10,090,600
Trustees of Princeton University (The), Revenue, 2014 A, 5%, 7/01/44 .......... 15,000,000 16,730,850
New Jersey Health Care Facilities Financing Authority ,
AHS Hospital Corp., Revenue, 2008A, 5%, 7/01/27 ........................ 220,000 220,638
AHS Hospital Corp., Revenue, 2016, Refunding, 4%, 7/01/41 ................. 10,000,000 11,021,000

Franklin Tax-Free Trust
Statement of Investments
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
141
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Health Care Facilities Financing Authority, (continued)
Hackensack Meridian Health Obligated Group, Revenue, 2011, Refunding, 5%,
7/01/27 ........................................................ $ 2,500,000 $ 2,641,650
Hackensack Meridian Health Obligated Group, Revenue, 2017A, Refunding, 5%,
7/01/37 ........................................................ 3,000,000 3,588,510
Hackensack Meridian Health Obligated Group, Revenue, 2017A, Refunding, 5%,
7/01/38 ........................................................ 3,000,000 3,580,560
Hackensack Meridian Health Obligated Group, Revenue, 2017A, Refunding, 5%,
7/01/39 ........................................................ 5,000,000 5,955,650
Hunterdon Medical Center, Revenue, 2014A, Pre-Refunded, 5%, 7/01/45 ........ 2,650,000 3,051,926
Inspira Health Obligated Group, Revenue, 2016A, Refunding, 5%, 7/01/46 ....... 18,500,000 21,263,715
Inspira Health Obligated Group, Revenue, 2017A, 5%, 7/01/42 ................ 8,000,000 9,414,160
Inspira Health Obligated Group, Revenue, 2017A, 4%, 7/01/47 ................ 8,700,000 9,544,335
RWJ Barnabas Health Obligated Group, Revenue, 2013A, 5.5%, 7/01/43 ........ 4,000,000 4,405,480
RWJ Barnabas Health Obligated Group, Revenue, 2014A, 5%, 7/01/43 ......... 3,650,000 4,101,104
RWJ Barnabas Health Obligated Group, Revenue, 2014A, Refunding, 5%, 7/01/44 15,530,000 17,446,091
RWJ Barnabas Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 7/01/43 10,000,000 11,835,500
St. Luke's Hospital Obligated Group, Revenue, 2013, Refunding, 5%, 8/15/31 .... 2,935,000 3,176,932
St. Luke's Hospital Obligated Group, Revenue, 2013, Refunding, 5%, 8/15/34 .... 1,500,000 1,617,165
St. Peter's University Hospital Obligated Group, Revenue, 2011, Refunding, 6%,
7/01/26 ........................................................ 1,000,000 1,012,750
St. Peter's University Hospital Obligated Group, Revenue, 2011, Refunding, 6.25%,
7/01/35 ........................................................ 3,400,000 3,443,112
Valley Health System Obligated Group, Revenue, 2019, 4%, 7/01/35 ........... 1,000,000 1,162,820
Valley Health System Obligated Group, Revenue, 2019, 4%, 7/01/36 ........... 1,750,000 2,027,620
Valley Health System Obligated Group, Revenue, 2019, 4%, 7/01/38 ........... 2,000,000 2,302,800
Valley Health System Obligated Group, Revenue, 2019, 4%, 7/01/39 ........... 2,200,000 2,526,524
Valley Health System Obligated Group, Revenue, 2019, 4%, 7/01/44 ........... 11,000,000 12,464,650
New Jersey Higher Education Student Assistance Authority ,
Revenue, 2010-2, 5%, 12/01/30 ....................................... 1,500,000 1,501,035
Revenue, 2010-2, 5%, 12/01/36 ....................................... 1,000,000 1,000,660
Revenue, 2011-1, 5.875%, 12/01/33 .................................... 2,140,000 2,211,155
Revenue, 2019 B, Refunding, 3.25%, 12/01/39 ............................ 10,000,000 10,150,000
Revenue, 2020 C, Refunding, 4.25%, 12/01/50 ........................... 1,750,000 1,806,333
Revenue, Senior Lien, 2020 A, Refunding, 3.5%, 12/01/39 ................... 7,000,000 7,198,380
New Jersey Housing & Mortgage Finance Agency ,
Revenue, 2018 A, Refunding, 3.95%, 11/01/43 ............................ 1,100,000 1,196,371
Revenue, 2019 A, Refunding, 3%, 11/01/44 .............................. 510,000 527,554
Revenue, 2019 C, Refunding, 3.95%, 10/01/44 ........................... 4,300,000 4,627,101
Revenue, 2020 E, Refunding, 2.05%, 10/01/35 ............................ 5,000,000 4,986,500
Revenue, 2020 E, Refunding, 2.25%, 10/01/40 ............................ 10,000,000 9,882,300
Revenue, 2020 E, Refunding, 2.4%, 10/01/45 ............................. 4,000,000 3,922,280
Revenue, 2020 E, Refunding, 2.45%, 10/01/50 ............................ 3,000,000 2,928,450
New Jersey Institute of Technology ,
Revenue, 2012A, Pre-Refunded, 5%, 7/01/42 ............................. 2,140,000 2,275,526
Revenue, 2015A, 5%, 7/01/45 ........................................ 6,000,000 6,710,580
New Jersey Transportation Trust Fund Authority ,
Revenue, 2006C, AGMC Insured, Zero Cpn ., 12/15/33 ...................... 10,000,000 7,670,000
Revenue, 2009A, Zero Cpn ., 12/15/32 .................................. 10,000,000 7,498,500
Revenue, 2010A, Zero Cpn ., 12/15/29 .................................. 5,000,000 4,156,050
Revenue, 2013AA, 5.25%, 6/15/31 ..................................... 10,000,000 10,848,100
Revenue, 2019 BB, 4%, 6/15/44 ....................................... 6,000,000 6,522,960
Revenue, 2020AA, 4%, 6/15/45 ....................................... 9,700,000 10,567,568
New Jersey Turnpike Authority ,
Revenue, 2017 A, 5%, 1/01/34 ........................................ 6,505,000 7,844,900
Revenue, 2017 A, 5%, 1/01/35 ........................................ 3,495,000 4,210,846
Revenue, 2017B, Refunding, 5%, 1/01/40 ............................... 15,245,000 18,348,425

Franklin Tax-Free Trust
Statement of Investments
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
142
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Turnpike Authority, (continued)
Revenue, 2017G, Refunding, 4%, 1/01/43 ............................... $ 5,000,000 $ 5,612,650
Revenue, 2019 A, 5%, 1/01/48 ........................................ 15,500,000 18,788,015
Revenue, 2021 A, 4%, 1/01/51 ........................................ 3,000,000 3,438,780
Newark Housing Authority Scholarship Foundation A New Jersey Non Profit Corp.
(The) , Port Authority of New York & New Jersey , Revenue , 2017 , Refunding , 4% ,
1/01/37 ......................................................... 20,745,000 23,089,807
North Hudson Sewerage Authority , COP, Senior Lien , Pre-Refunded , 5% , 6/01/42 ...
17,800,000 18,869,009
Rutgers The State University of New Jersey , Revenue , 2013 L , Pre-Refunded ,
5% , 5/01/43 ...................................................... 12,000,000 13,234,800
Somerset County Improvement Authority , Revenue , 2020 , Refunding , 4% , 9/01/50 ..
10,115,000 11,795,000
South Jersey Transportation Authority , Revenue , 2020A , 5% , 11/01/45 ...........
3,500,000 4,325,650
State of New Jersey ,
GO, 2020 A, 4%, 6/01/31 ............................................ 2,300,000 2,760,437
GO, 2020 A, 3%, 6/01/32 ............................................ 3,400,000 3,757,204
GO, 2020 A, 4%, 6/01/32 ............................................ 2,200,000 2,664,640
696,357,632
New York 6.3%
Port Authority of New York & New Jersey ,
Revenue, 166, Refunding, 5.25%, 7/15/36 ............................... 5,000,000 5,004,250
Revenue, 179, 5%, 12/01/38 ......................................... 15,000,000 16,627,200
Revenue, 2014, 4%, 9/01/43 ......................................... 3,000,000 3,367,440
Revenue, 2017, 4%, 11/01/49 ........................................ 9,000,000 10,219,680
Revenue, Two Hundred Sixteenth, 4%, 9/01/45 ........................... 5,000,000 5,691,950
Revenue, First Series, 171st, 5%, 7/15/30 ............................... 12,200,000 12,688,732
53,599,252
Pennsylvania 7.5%
Delaware River Joint Toll Bridge Commission ,
Revenue, 2017, 5%, 7/01/42 ......................................... 19,500,000 23,486,970
Revenue, 2019 A, 5%, 7/01/33 ........................................ 100,000 127,858
Revenue, 2019 A, 5%, 7/01/34 ........................................ 150,000 190,846
Revenue, 2019 A, 5%, 7/01/35 ........................................ 150,000 189,904
Revenue, 2019 A, 5%, 7/01/36 ........................................ 150,000 189,103
Revenue, 2019 A, 5%, 7/01/37 ........................................ 150,000 188,213
Revenue, 2019 A, 5%, 7/01/38 ........................................ 150,000 187,683
Revenue, 2019 A, 5%, 7/01/39 ........................................ 150,000 187,208
Revenue, 2019 A, 5%, 7/01/44 ........................................ 760,000 935,530
Revenue, 2019B, Refunding, 5%, 7/01/31 ............................... 850,000 1,095,795
Revenue, 2019B, Refunding, 5%, 7/01/32 ............................... 1,000,000 1,283,950
Delaware River Port Authority ,
Revenue, 2013, 5%, 1/01/37 ......................................... 10,000,000 11,159,200
Revenue, 2018 A, 5%, 1/01/37 ........................................ 3,285,000 4,026,786
Revenue, 2018 A, 5%, 1/01/38 ........................................ 5,050,000 6,173,120
Revenue, 2018 A, 5%, 1/01/39 ........................................ 2,300,000 2,804,068
Revenue, 2018 A, 5%, 1/01/40 ........................................ 9,565,000 11,637,353
63,863,587
U.S. Territories 0.9%
Puerto Rico 0.9%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,200,000 1,347,972
a
Revenue, WW-RSA-1, 5.5%, 7/01/38 ................................... 3,950,000 3,584,625
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 300,000 372,354
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 1,000,000 1,128,570

Franklin Tax-Free Trust
Statement of Investments
Franklin New Jersey Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
143
L
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Highway & Transportation Authority, (continued)
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... $ 1,200,000 $ 1,507,620
7,941,141
Total U.S. Territories .................................................................... 7,941,141
Total Municipal Bonds (Cost $792,359,478) .....................................
843,399,562
a a a a
Short Term Investments 0.2%
Municipal Bonds 0.2%
New Jersey 0.2%
b
New Jersey Health Care Facilities Financing Authority , Virtua Health Obligated Group ,
Revenue , 2009B , LOC JPMorgan Chase Bank NA , Daily VRDN and Put , 0.01% ,
7/01/43 ......................................................... 1,500,000 1,500,000
Total Municipal Bonds (Cost $1,500,000) .......................................
1,500,000
Total Short Term Investments (Cost $1,500,000 ) .................................
1,500,000
a
Total Investments (Cost $793,859,478) 99.5% ...................................
$844,899,562
Other Assets, less Liabilities 0.5% .............................................
4,853,931
Net Assets 100.0% ...........................................................
$849,753,493
See Abbreviations on page 170 .
a
See Note 7 regarding defaulted securities.
b
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
February 28, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
144
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $3,457,171,906 $1,266,674,112 $5,817,101,659
Cost - Controlled affiliates (Note 3 f ) .......................... 68,628,312 36,654,700 29,833,863
Value - Unaffiliated issuers ................................ $3,654,516,134 $1,296,329,315 $6,596,655,894
Value - Controlled affiliates (Note 3 f ) ......................... 67,125,853 37,366,280 30,278,325
Cash .................................................. 332,882 386,652 2,773,246
Receivables:
Investment securities sold ................................. 5,409,500 — 19,904,686
Capital shares sold ...................................... 5,615,924 9,001,675 10,132,376
Dividends and interest ................................... 36,545,761 10,049,237 62,016,106
Other assets ............................................ 6,480 2,087 10,896
Total assets ........................................ 3,769,552,534 1,353,135,246 6,721,771,529
Liabilities:
Payables:
Investment securities purchased ............................ 36,111,055 — 18,106,729
Capital shares redeemed ................................. 7,655,737 1,888,336 15,627,104
Management fees ....................................... 1,163,429 280,685 2,520,897
Distribution fees ........................................ 292,938 110,331 704,779
Transfer agent fees ...................................... 414,629 125,588 860,563
Distributions to shareholders ............................... 1,499,234 464,404 3,651,637
Accrued expenses and other liabilities ......................... 319,948 139,304 590,989
Total liabilities ....................................... 47,456,970 3,008,648 42,062,698
Net assets, at value ............................... $3,722,095,564 $1,350,126,598 $6,679,708,831
Net assets consist of:
Paid-in capital ........................................... $3,605,004,153 $1,326,628,494 $6,785,998,609
Total distributable earnings (losses) ........................... 117,091,411 23,498,104 (106,289,778)
Net assets, at value ............................... $3,722,095,564 $1,350,126,598 $6,679,708,831

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
February 28, 2021
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The accompanying notes are an integral part of these financial statements. Annual Report
145
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Class A:
Net assets, at value ..................................... $629,566,485 $294,622,048 $1,177,729,641
Shares outstanding ...................................... 51,509,477 27,897,929 114,474,283
Net asset value per share
a
................................ $12.22 $10.56 $10.29
Maximum offering price per share (net asset value per share ÷ 97.75%,
97.75% and 96.25%, respectively) .......................... $12.50 $10.80 $10.69
Class A1:
Net assets, at value ..................................... $1,403,416,750 $468,056,992 $3,756,500,565
Shares outstanding ...................................... 114,976,412 44,279,430 365,418,310
Net asset value per share
a
................................ $12.21 $10.57 $10.28
Maximum offering price per share (net asset value per share ÷ 97.75%,
97.75% and 96.25%, respectively) .......................... $12.49 $10.81 $10.68
Class C:
Net assets, at value ..................................... $121,312,206 $— $359,050,126
Shares outstanding ...................................... 9,908,125 — 34,229,561
Net asset value and maximum offering price per share
a
........... $12.24 $— $10.49
Class R6:
Net assets, at value ..................................... $414,750,681 $70,226,823 $157,328,357
Shares outstanding ...................................... 33,887,681 6,649,246 15,228,680
Net asset value and maximum offering price per share ........... $12.24 $10.56 $10.33
Advisor Class:
Net assets, at value ..................................... $1,153,049,442 $517,220,735 $1,229,100,142
Shares outstanding ...................................... 94,226,975 48,953,773 119,011,964
Net asset value and maximum offering price per share ........... $12.24 $10.57 $10.33
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
February 28, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
146
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Municipal
Green Bond
Fund
Franklin New
Jersey Tax-Free
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $423,672,120 $6,955,199 $793,859,478
Value - Unaffiliated issuers ................................ $450,957,848 $7,074,477 $844,899,562
Cash .................................................. 40,701 122,570 956,652
Receivables:
Investment securities sold ................................. — 128 —
Capital shares sold ...................................... 1,090,934 1,800 449,171
Interest ............................................... 4,082,959 69,156 7,078,304
Affiliates .............................................. — 151,430 —
Offering costs (Note 1f) .................................... — 28,190 —
Other assets ............................................ 781 — 1,478
Total assets ........................................ 456,173,223 7,447,751 853,385,167
Liabilities:
Payables:
Investment securities purchased ............................ — — 1,256,370
Capital shares redeemed ................................. 793,148 1,410 1,369,855
Management fees ....................................... 191,023 — 339,235
Distribution fees ........................................ 44,402 — 108,511
Transfer agent fees ...................................... 55,130 — 94,011
Reports to shareholders .................................. 10,537 3,772 15,226
Professional fees ....................................... 39,099 38,163 54,549
Distributions to shareholders ............................... 189,378 6,009 358,191
Accrued expenses and other liabilities ......................... 20,272 344 35,726
Total liabilities ....................................... 1,342,989 49,698 3,631,674
Net assets, at value ............................... $454,830,234 $7,398,053 $849,753,493
Net assets consist of:
Paid-in capital ........................................... $446,449,545 $7,281,585 $894,573,242
Total distributable earnings (losses) ........................... 8,380,689 116,468 (44,819,749)
Net assets, at value ............................... $454,830,234 $7,398,053 $849,753,493

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
February 28, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
147
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Municipal
Green Bond
Fund
Franklin New
Jersey Tax-Free
Income Fund
Class A:
Net assets, at value ..................................... $58,926,496 $871,823 $118,815,272
Shares outstanding ...................................... 4,978,639 84,866 10,366,946
Net asset value per share
a
................................ $11.84 $10.27 $11.46
Maximum offering price per share (net asset value per share ÷ 96.25%,
96.25% and 96.25%, respectively) .......................... $12.30 $10.67 $11.91
Class A1:
Net assets, at value ..................................... $245,350,653 $— $516,756,112
Shares outstanding ...................................... 20,743,977 — 45,146,995
Net asset value per share
a
................................ $11.83 $— $11.45
Maximum offering price per share (net asset value per share ÷ 96.25%,
- % a nd 96.25%, respectively) .............................. $12.29 $— $11.90
Class C:
Net assets, at value ..................................... $27,111,130 $209,709 $87,933,598
Shares outstanding ...................................... 2,263,969 20,413 7,578,668
Net asset value and maximum offering price per share
a
........... $11.98 $10.27 $11.60
Class R6:
Net assets, at value ..................................... $16,909,095 $4,935 $32,012,068
Shares outstanding ...................................... 1,428,704 480 2,793,807
Net asset value and maximum offering price per share ........... $11.84 $10.28 $11.46
Advisor Class:
Net assets, at value ..................................... $106,532,860 $6,311,586 $94,236,443
Shares outstanding ...................................... 9,006,595 614,358 8,225,468
Net asset value and maximum offering price per share ........... $11.83 $10.27 $11.46
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Tax-Free Trust
Financial Statements
Statements of Operations
for the year ended February 28, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
148
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Investment income:
Dividends:
Unaffiliated issuers ...................................... $— $— $411,105
Controlled affiliates (Note 3 f ) ............................... 314,453 597,337 321,271
Interest:
Unaffiliated issuers ...................................... 103,176,405 19,225,406 304,738,412
Total investment income ................................. 103,490,858 19,822,743 305,470,788
Expenses:
Management fees (Note 3 a ) ................................. 16,821,598 5,595,758 29,027,618
Distribution fees: (Note 3c )
    Class A .............................................. 1,313,014 542,754 2,454,990
    Class A1 ............................................. 1,436,327 732,566 3,782,179
    Class C .............................................. 1,001,180 — 2,606,167
Transfer agent fees: (Note 3e )
    Class A .............................................. 384,802 125,714 688,750
    Class A1 ............................................. 1,058,355 284,750 2,659,239
    Class C .............................................. 114,064 — 282,477
    Class R6 ............................................. 92,294 20,749 44,642
    Advisor Class .......................................... 875,944 244,742 768,644
Custodian fees (Note 4) .................................... 20,943 6,432 35,967
Reports to shareholders .................................... 272,175 62,998 358,992
Registration and filing fees .................................. 190,921 136,017 252,090
Professional fees ......................................... 70,958 60,591 346,383
Trustees' fees and expenses ................................ 27,163 9,205 46,358
Other .................................................. 162,274 66,888 280,639
Total expenses ....................................... 23,842,012 7,889,164 43,635,135
Expense reductions (Note 4) ............................. (28,572) (9,502) (46,798)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (3,570,387) (1,928,586) (9,041)
Net expenses ....................................... 20,243,053 5,951,076 43,579,296
Net investment income .............................. 83,247,805 13,871,667 261,891,492
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... (7,384,342) (1,699,938) (12,245,025)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... (49,462,290) (1,718,601) (126,945,798)
Controlled affiliates (Note 3 f ) ............................. (1,502,459) (163,532) 395,212
Net change in unrealized appreciation (depreciation) .......... (50,964,749) (1,882,133) (126,550,586)
Net realized and unrealized gain (loss) .......................... (58,349,091) (3,582,071) (138,795,611)
Net increase (decrease) in net assets resulting from operations ........ $24,898,714 $10,289,596 $123,095,881

Franklin Tax-Free Trust
Financial Statements
Statements of Operations
(continued)
for the year ended February 28, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
149
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Municipal
Green Bond
Fund
Franklin New
Jersey Tax-Free
Income Fund
Investment income:
Interest:
Unaffiliated issuers ...................................... $14,311,317 $106,670 $28,686,288
Expenses:
Management fees (Note 3 a ) ................................. 2,274,895 36,615 4,107,958
Distribution fees: (Note 3c )
    Class A .............................................. 127,879 — 278,032
    Class A1 ............................................. 258,439 — 532,364
    Class C .............................................. 189,683 — 641,739
Transfer agent fees: (Note 3e )
    Class A .............................................. 36,718 111 76,879
    Class A1 ............................................. 184,792 — 368,681
    Class C .............................................. 20,864 30 68,461
    Class R6 ............................................. 4,672 64 8,433
    Advisor Class .......................................... 69,422 2,996 60,170
Custodian fees (Note 4) .................................... 2,516 29 4,944
Reports to shareholders .................................... 24,072 7,178 37,271
Registration and filing fees .................................. 51,382 9,222 38,068
Professional fees ......................................... 57,550 66,757 90,283
Trustees' fees and expenses ................................ 4,327 1,181 7,281
Amortization of offering costs (Note 1f ) ........................ — 85,171 —
Other .................................................. 28,378 652 46,463
Total expenses ....................................... 3,335,589 210,006 6,367,027
Expense reductions (Note 4) ............................. (4,433) (28) (8,973)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (633) (183,415) —
Net expenses ....................................... 3,330,523 26,563 6,358,054
Net investment income .............................. 10,980,794 80,107 22,328,234
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... 882,794 (4,456) (4,545,869)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... (15,412,659) (55,652) (21,633,467)
Net realized and unrealized gain (loss) .......................... (14,529,865) (60,108) (26,179,336)
Net increase (decrease) in net assets resulting from operations ........ $(3,549,071) $19,999 $(3,851,102)

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
150
Franklin Federal Intermediate-Term Tax-Free
Income Fund
Franklin Federal Limited-Term Tax-Free
Income Fund
Year Ended
February 28, 2021
Year Ended
February 29, 2020
Year Ended
February 28, 2021
Year Ended
February 29, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ............ $83,247,805 $87,879,283 $13,871,667 $15,654,343
Net realized gain (loss) ............ (7,384,342) 180,683 (1,699,938) (45,140)
Net change in unrealized appreciation
(depreciation) ................. (50,964,749) 128,997,446 (1,882,133) 24,522,787
Net increase (decrease) in net
assets resulting from operations . 24,898,714 217,057,412 10,289,596 40,131,990
Distributions to shareholders:
Class A ........................ (11,063,019) (6,513,554) (2,206,534) (1,836,388)
Class A1 ....................... (32,632,232) (39,158,501) (5,588,844) (8,844,598)
Class C ........................ (2,656,709) (4,675,743) — —
Class R6 ....................... (8,961,135) (10,946,815) (755,465) (897,988)
Advisor Class ................... (28,121,424) (30,495,604) (5,347,614) (5,152,791)
Total distributions to shareholders ..... (83,434,519) (91,790,217) (13,898,457) (16,731,765)
Capital share transactions: (Note 2 )
Class A ........................ 228,880,279 214,182,623 136,442,860 52,144,069
Class A1 ....................... (90,738,074) (111,891,220) (49,055,343) (76,434,842)
Class C ........................ (80,100,974) (66,319,360) — —
Class R6 ....................... 12,583,861 (21,048,015) 18,548,794 3,618,179
Advisor Class ................... (104,848,032) 133,044,504 226,558,071 10,383,727
Total capital share transactions ....... (34,222,940) 147,968,532 332,494,382 (10,288,867)
Net increase (decrease) in net
assets ..................... (92,758,745) 273,235,727 328,885,521 13,111,358
Net assets:
Beginning of year .................. 3,814,854,309 3,541,618,582 1,021,241,077 1,008,129,719
End of year ...................... $3,722,095,564 $3,814,854,309 $1,350,126,598 $1,021,241,077

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
151
Franklin High Yield Tax-Free Income Fund
Franklin Massachusetts Tax-Free Income
Fund
Year Ended
February 28, 2021
Year Ended
February 29, 2020
Year Ended
February 28, 2021
Year Ended
February 29, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ............ $261,891,492 $255,266,540 $10,980,794 $12,022,609
Net realized gain (loss) ............ (12,245,025) (4,116,870) 882,794 477,523
Net change in unrealized appreciation
(depreciation) ................. (126,550,586) 357,569,116 (15,412,659) 27,197,857
Net increase (decrease) in net
assets resulting from operations . 123,095,881 608,718,786 (3,549,071) 39,697,989
Distributions to shareholders:
Class A ........................ (37,039,394) (23,830,777) (1,171,766) (837,363)
Class A1 ....................... (149,289,400) (178,149,877) (6,359,967) (8,980,364)
Class C ........................ (13,402,365) (19,166,366) (548,334) (737,682)
Class R6 ....................... (5,311,674) (4,600,685) (347,340) (303,440)
Advisor Class ................... (44,002,238) (46,935,052) (2,446,923) (1,516,542)
Total distributions to shareholders ..... (249,045,071) (272,682,757) (10,874,330) (12,375,391)
Capital share transactions: (Note 2 )
Class A ........................ 288,969,540 524,666,398 16,217,180 22,222,044
Class A1 ....................... (362,999,791) (194,542,107) (52,468,628) (26,183,797)
Class C ........................ (118,055,375) (97,297,026) (3,660,554) (3,533,757)
Class R6 ....................... 31,664,536 31,446,823 4,906,420 10,555,828
Advisor Class ................... 86,759,597 116,542,321 47,362,046 6,842,984
Total capital share transactions ....... (73,661,493) 380,816,409 12,356,464 9,903,302
Net increase (decrease) in net
assets ..................... (199,610,683) 716,852,438 (2,066,937) 37,225,900
Net assets:
Beginning of year .................. 6,879,319,514 6,162,467,076 456,897,171 419,671,271
End of year ...................... $6,679,708,831 $6,879,319,514 $454,830,234 $456,897,171

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
152
Franklin Municipal Green Bond Fund Franklin New Jersey Tax-Free Income Fund
Year Ended
February 28, 2021
Year Ended
February 29, 2020
a
Year Ended
February 28, 2021
Year Ended
February 29, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ............ $80,107 $16,806 $22,328,234 $24,775,565
Net realized gain (loss) ............ (4,456) — (4,545,869) 70,458
Net change in unrealized appreciation
(depreciation) ................. (55,652) 174,930 (21,633,467) 50,355,377
Net increase (decrease) in net
assets resulting from operations . 19,999 191,736 (3,851,102) 75,201,400
Distributions to shareholders:
Class A ........................ (2,890) — (2,777,280) (2,216,307)
Class A1 ....................... — — (14,153,363) (17,323,131)
Class C ........................ (745) — (2,054,607) (2,898,541)
Class R6 ....................... (41) — (835,669) (772,945)
Advisor Class ................... (76,652) (16,619) (2,393,094) (2,424,921)
Total distributions to shareholders ..... (80,328) (16,619) (22,214,013) (25,635,845)
Capital share transactions: (Note 2 )
Class A ........................ 882,676 — 12,728,322 48,663,356
Class A1 ....................... — — (51,492,416) (44,766,315)
Class C ........................ 213,082 — (26,126,754) (15,082,222)
Class R6 ....................... 5,000 — (259,580) 11,464,561
Advisor Class ................... 1,182,507 5,000,000 14,597,139 1,796,133
Total capital share transactions ....... 2,283,265 5,000,000 (50,553,289) 2,075,513
Net increase (decrease) in net
assets ..................... 2,222,936 5,175,117 (76,618,404) 51,641,068
Net assets:
Beginning of year .................. 5,175,117 — 926,371,897 874,730,829
End of year ...................... $7,398,053 $5,175,117 $849,753,493 $926,371,897
a
For the period October 1, 2019 (commencement of operations) to February 29, 2020.

Franklin Tax-Free Trust
153
franklintempleton.com
Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Franklin Tax-Free Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of twenty-
three separate funds, six of which are included in this report
(Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP). The classes of shares offered within each of
the Funds are indicated below. Class C shares automatically
convert to Class A shares after they have been held for 10
years. Each class of shares may differ by its initial sales
load, contingent deferred sales charges, voting rights on
matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
Class A, Class A1, Class R6 & Advisor Class
Franklin Federal Limited-Term Tax-Free Income Fund
Class A, Class A1, Class C, Class R6 & Advisor Class
Franklin Federal Intermediate-Term Tax-Free Income Fund
Franklin High Yield Tax-Free Income Fund
Franklin Massachusetts Tax-Free Income Fund
Franklin New Jersey Tax-Free Income Fund
Class A, Class C, Class R6 & Advisor Class
Franklin Municipal Green Bond Fund
Effective July 24, 2020, Franklin Municipal Green Bond Fund
began offering new classes of shares: Class A, Class C and
Class R6.
The following summarizes the Funds' significant accounting
policies .
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust’s
Board of Trustees (the Board), the Funds' administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an
exchange or on the NASDAQ National Market System are
valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC)
securities are valued within the range of the most recent
quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according
to the broadest and most representative market. Certain
equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures, the
Funds primarily employ a market-based approach which
may use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.

Franklin Tax-Free Trust
Notes to Financial Statements
154
franklintempleton.com
Annual Report
b. Securities Purchased on a When-Issued Basis
Certain or all Funds purchase securities on a when-issued
basis, with payment and delivery scheduled for a future
date. These transactions are subject to market fluctuations
and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although
the Funds will generally purchase these securities with
the intention of holding the securities, they may sell the
securities before the settlement date. Sufficient assets have been segregated for these securities.
c. Income Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of February 28, 2021,
each Fund has determined that no tax liability is required
in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future
tax years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy.
Some municipal securities in the Funds are secured by
collateral guaranteed by an agency of the U.S. government.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
f. Offering Costs
Offering costs are amortized on a straight line basis over
twelve months.
1. Organization and Significant Accounting Policies
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements
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g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At February 28, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin Federal Intermediate-
Term Tax-Free Income Fund
Franklin Federal Limited-Term
Tax-Free Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended February 28, 2021
Shares sold
a
................................... 27,721,776 $339,501,201 18,965,178 $200,552,694
Shares issued in reinvestment of distributions .......... 831,878 10,200,430 200,986 2,125,871
Shares redeemed ............................... (9,893,430) (120,821,352) (6,276,570) (66,235,705)
Net increase (decrease) .......................... 18,660,224 $228,880,279 12,889,594 $136,442,860
Year ended February 29, 2020
Shares sold
a
................................... 23,107,911 $280,846,171 8,602,860 $90,137,584
Shares issued in reinvestment of distributions .......... 504,307 6,140,740 168,375 1,764,430
Shares redeemed ............................... (5,987,656) (72,804,288) (3,799,323) (39,757,945)
Net increase (decrease) .......................... 17,624,562 $214,182,623 4,971,912 $52,144,069
Class A1
Class A1 Shares:
Year ended February 28, 2021
Shares sold ................................... 5,815,207 $71,076,447 2,457,023 $25,982,228
Shares issued in reinvestment of distributions .......... 2,490,304 30,461,634 484,623 5,125,365
Shares redeemed ............................... (15,809,750) (192,276,155) (7,615,269) (80,162,936)
Net increase (decrease) .......................... (7,504,239) $(90,738,074) (4,673,623) $(49,055,343)
Year ended February 29, 2020
Shares sold ................................... 7,255,556 $88,080,091 1,990,450 $20,874,172
Shares issued in reinvestment of distributions .......... 3,009,335 36,539,255 776,056 8,133,060
Shares redeemed ............................... (19,508,327) (236,510,566) (10,074,821) (105,442,074)
Net increase (decrease) .......................... (9,243,436) $(111,891,220) (7,308,315) $(76,434,842)
Class C
1. Organization and Significant Accounting Policies
(continued)

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Franklin Federal Intermediate-
Term Tax-Free Income Fund
Franklin Federal Limited-Term
Tax-Free Income Fund
Shares Amount Shares Amount
Class C Shares:
Year ended February 28, 2021
Shares sold ................................... 1,245,202 $15,251,014 — $—
Shares issued in reinvestment of distributions .......... 198,848 2,436,819 — —
Shares redeemed
a
.............................. (7,966,761) (97,788,807) — —
Net increase (decrease) .......................... (6,522,711) $(80,100,974) — $—
Year ended February 29, 2020
Shares sold ................................... 1,815,746 $22,103,744 — $—
Shares issued in reinvestment of distributions .......... 331,689 4,036,965 — —
Shares redeemed
a
.............................. (7,606,004) (92,460,069) — —
Net increase (decrease) .......................... (5,458,569) $(66,319,360) — $—
Class R6
Class R6 Shares:
Year ended February 28, 2021
Shares sold ................................... 10,772,107 $132,728,113 3,096,208 $32,748,806
Shares issued in reinvestment of distributions .......... 707,505 8,677,134 62,493 660,842
Shares redeemed ............................... (10,670,403) (128,821,386) (1,414,731) (14,860,854)
Net increase (decrease) .......................... 809,209 $12,583,861 1,743,970 $18,548,794
Year ended February 29, 2020
Shares sold ................................... 4,749,979 $57,800,239 1,611,380 $16,865,451
Shares issued in reinvestment of distributions .......... 873,054 10,629,965 67,776 710,072
Shares redeemed ............................... (7,366,560) (89,478,219) (1,332,822) (13,957,344)
Net increase (decrease) .......................... (1,743,527) $(21,048,015) 346,334 $3,618,179
Advisor Class
Advisor Class Shares:
Year ended February 28, 2021
Shares sold ................................... 26,744,699 $327,878,093 28,656,242 $302,780,587
Shares issued in reinvestment of distributions .......... 1,497,320 18,356,746 132,587 1,402,470
Shares redeemed ............................... (36,942,863) (451,082,871) (7,343,381) (77,624,986)
Net increase (decrease) .......................... (8,700,844) $(104,848,032) 21,445,448 $226,558,071
Year ended February 29, 2020
Shares sold ................................... 28,624,236 $348,698,279 8,255,152 $86,310,841
Shares issued in reinvestment of distributions .......... 1,740,780 21,197,702 173,097 1,813,537
Shares redeemed ............................... (19,475,888) (236,851,477) (7,416,057) (77,740,651)
Net increase (decrease) .......................... 10,889,128 $133,044,504 1,012,192 $10,383,727
2. Shares of Beneficial Interest
(continued)

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Franklin High Yield Tax-Free
Income Fund
Franklin Massachusetts Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended February 28, 2021
Shares sold
a
................................... 43,608,628 $440,884,215 2,053,374 $24,532,599
Shares issued in reinvestment of distributions .......... 3,269,241 32,925,616 89,006 1,061,952
Shares redeemed ............................... (18,490,711) (184,840,291) (797,479) (9,377,371)
Net increase (decrease) .......................... 28,387,158 $288,969,540 1,344,901 $16,217,180
Year ended February 29, 2020
Shares sold
a
................................... 56,970,141 $580,665,906 2,152,720 $25,433,043
Shares issued in reinvestment of distributions .......... 2,227,025 22,768,967 66,138 785,228
Shares redeemed ............................... (7,719,781) (78,768,475) (336,933) (3,996,227)
Net increase (decrease) .......................... 51,477,385 $524,666,398 1,881,925 $22,222,044
Class A1
Class A1 Shares:
Year ended February 28, 2021
Shares sold ................................... 21,708,112 $213,728,975 724,178 $8,581,280
Shares issued in reinvestment of distributions .......... 13,243,737 132,980,129 430,159 5,123,245
Shares redeemed ............................... (71,135,357) (709,708,895) (5,619,647) (66,173,153)
Net increase (decrease) .......................... (36,183,508) $(362,999,791) (4,465,310) $(52,468,628)
Year ended February 29, 2020
Shares sold ................................... 18,502,514 $188,354,822 657,068 $7,759,290
Shares issued in reinvestment of distributions .......... 15,643,251 159,427,896 626,129 7,410,933
Shares redeemed ............................... (53,266,423) (542,324,825) (3,498,317) (41,354,020)
Net increase (decrease) .......................... (19,120,658) $(194,542,107) (2,215,120) $(26,183,797)
Class C
Class C Shares:
Year ended February 28, 2021
Shares sold ................................... 4,446,854 $45,644,171 535,165 $6,481,505
Shares issued in reinvestment of distributions .......... 1,218,859 12,466,327 40,162 484,377
Shares redeemed
a
.............................. (17,223,974) (176,165,873) (879,637) (10,626,436)
Net increase (decrease) .......................... (11,558,261) $(118,055,375) (304,310) $(3,660,554)
Year ended February 29, 2020
Shares sold ................................... 7,595,608 $79,019,149 457,604 $5,498,934
Shares issued in reinvestment of distributions .......... 1,675,695 17,421,658 54,328 650,568
Shares redeemed
a
.............................. (18,672,136) (193,737,833) (810,184) (9,683,259)
Net increase (decrease) .......................... (9,400,833) $(97,297,026) (298,252) $(3,533,757)
Class R6
2. Shares of Beneficial Interest
(continued)

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Franklin High Yield Tax-Free
Income Fund
Franklin Massachusetts Tax-Free
Income Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended February 28, 2021
Shares sold ................................... 6,379,947 $64,624,047 481,601 $5,777,957
Shares issued in reinvestment of distributions .......... 452,924 4,579,877 6,050 72,195
Shares redeemed ............................... (3,773,350) (37,539,388) (79,761) (943,732)
Net increase (decrease) .......................... 3,059,521 $31,664,536 407,890 $4,906,420
Year ended February 29, 2020
Shares sold ................................... 5,487,791 $56,155,177 975,792 $11,348,865
Shares issued in reinvestment of distributions .......... 392,862 4,028,105 5,132 60,884
Shares redeemed ............................... (2,812,591) (28,736,459) (72,104) (853,921)
Net increase (decrease) .......................... 3,068,062 $31,446,823 908,820 $10,555,828
Advisor Class
Advisor Class Shares:
Year ended February 28, 2021
Shares sold ................................... 41,914,591 $422,609,045 5,536,692 $65,419,830
Shares issued in reinvestment of distributions .......... 3,445,604 34,793,721 194,582 2,321,450
Shares redeemed ............................... (37,414,463) (370,643,169) (1,719,193) (20,379,234)
Net increase (decrease) .......................... 7,945,732 $86,759,597 4,012,081 $47,362,046
Year ended February 29, 2020
Shares sold ................................... 35,420,254 $362,924,818 1,934,090 $22,876,419
Shares issued in reinvestment of distributions .......... 3,733,274 38,248,306 114,901 1,362,066
Shares redeemed ............................... (27,832,910) (284,630,803) (1,487,954) (17,395,501)
Net increase (decrease) .......................... 11,320,618 $116,542,321 561,037 $6,842,984
2. Shares of Beneficial Interest
(continued)

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Franklin Municipal Green Bond
Fund
Franklin New Jersey Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended February 28, 2021
b
Shares sold
a
................................... 94,648 $984,131 2,894,555 $32,958,968
Shares issued in reinvestment of distributions .......... 234 2,433 212,855 2,419,424
Shares redeemed ............................... (10,016) (103,888) (2,010,291) (22,650,070)
Net increase (decrease) .......................... 84,866 $882,676 1,097,119 $12,728,322
Year ended February 29, 2020
Shares sold
a
................................... — $— 4,942,542 $56,506,702
Shares issued in reinvestment of distributions .......... — — 177,179 2,032,984
Shares redeemed ............................... — — (863,914) (9,876,330)
Net increase (decrease) .......................... — $— 4,255,807 $48,663,356
Class A1
Class A1 Shares:
Year ended February 28, 2021
Shares sold ................................... — $— 1,251,044 $14,100,181
Shares issued in reinvestment of distributions .......... — — 1,023,925 11,613,531
Shares redeemed ............................... — — (6,841,882) (77,206,128)
Net increase (decrease) .......................... — $— (4,566,913) $(51,492,416)
Year ended February 29, 2020
Shares sold ................................... — $— 1,403,946 $16,050,200
Shares issued in reinvestment of distributions .......... — — 1,257,151 14,376,194
Shares redeemed ............................... — — (6,580,001) (75,192,709)
Net increase (decrease) .......................... — $— (3,918,904) $(44,766,315)
Class C
Class C Shares:
Year ended February 28, 2021
b
Shares sold ................................... 20,350 $212,427 603,547 $6,964,079
Shares issued in reinvestment of distributions .......... 66 689 162,928 1,871,763
Shares redeemed
a
.............................. (3) (34) (3,054,653) (34,962,596)
Net increase (decrease) .......................... 20,413 $213,082 (2,288,178) $(26,126,754)
Year ended February 29, 2020
Shares sold ................................... — $— 2,000,580 $23,117,844
Shares issued in reinvestment of distributions .......... — — 224,800 2,605,509
Shares redeemed
a
.............................. — — (3,527,474) (40,805,575)
Net increase (decrease) .......................... — $— (1,302,094) $(15,082,222)
Class R6
2. Shares of Beneficial Interest
(continued)

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3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Franklin Municipal Green Bond
Fund
Franklin New Jersey Tax-Free
Income Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended February 28, 2021
b
Shares sold ................................... 480 $5,000 938,189 $10,657,331
Shares issued in reinvestment of distributions .......... — — 72,221 820,104
Shares redeemed ............................... — — (1,052,336) (11,737,015)
Net increase (decrease) .......................... 480 $5,000 (41,926) $(259,580)
Year ended February 29, 2020
Shares sold ................................... — $— 1,291,109 $14,770,608
Shares issued in reinvestment of distributions .......... — — 66,918 767,372
Shares redeemed ............................... — — (359,083) (4,073,419)
Net increase (decrease) .......................... — $— 998,944 $11,464,561
Advisor Class
Advisor Class Shares:
Year ended February 28, 2021
Shares sold ................................... 132,416 $1,367,494 3,801,735 $43,043,846
Shares issued in reinvestment of distributions .......... 418 4,350 191,937 2,181,238
Shares redeemed ............................... (18,476) (189,337) (2,714,325) (30,627,945)
Net increase (decrease) .......................... 114,358 $1,182,507 1,279,347 $14,597,139
Year ended February 29, 2020
c
Shares sold ................................... 500,000 $5,000,000 1,872,835 $21,417,116
Shares issued in reinvestment of distributions .......... — — 189,349 2,167,799
Shares redeemed ............................... — — (1,904,478) (21,788,782)
Net increase (decrease) .......................... 500,000 $5,000,000 157,706 $1,796,133
a
May include a portion of Class C shares that were automatically converted to Class A.
b
For the period July 24, 2020 (effective date) to February 28, 2021 for Franklin Municipal Green Bond Fund.
c
For the period October 1, 2019 (commencement of operations) to February 29, 2021 for Franklin Municipal Green Bond Fund.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

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a. Management Fees
The Funds, except Franklin Federal Limited-Term Tax-Free Income Fund, pay an investment management fee to Advisers based on the month-end net assets of each of the Funds and Franklin Federal Limited-Term Tax-Free Income Fund pays an investment management fee to Advisers based on the average daily net assets of the fund as follows:
For the year ended February 28, 2021, each Fund's gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A and A1 reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. Under the Class A and Class A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class
C compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Gross effective investment management fee rate ........ 0.458% 0.471% 0.454%
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Municipal
Green Bond
Fund
Franklin New
Jersey Tax-Free
Income Fund
Gross effective investment management fee rate ........ 0.507% 0.625% 0.478%
3. Transactions with Affiliates
(continued)

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d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Reimbursement Plans:
Class A ............................... 0.25% 0.25% 0.25%
Class A1 .............................. 0.10% 0.15% 0.10%
Compensation Plans:
Class C ............................... 0.65% — 0.65%
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Municipal
Green Bond
Fund
Franklin New
Jersey Tax-Free
Income Fund
Reimbursement Plans:
Class A ............................... 0.25% 0.25% 0.25%
Class A1 .............................. 0.10% — 0.10%
Compensation Plans:
Class C ............................... 0.65% 0.65% 0.65%
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $34,441 $7,555 $121,616
CDSC retained ........................... $74,009 $22,210 $180,118
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Municipal
Green Bond
Fund
Franklin New
Jersey Tax-Free
Income Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $5,899 $— $14,212
CDSC retained ........................... $7,800 $— $72,617
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

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e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended February 28, 2021, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the investment's outstanding shares or has the power to exercise control over management or policies of such investment.
The Funds do not invest in affiliated management investment companies for the purpose of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended February 28, 2021, investments in affiliated management investment companies were as follows:
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Transfer agent fees ........................ $943,716 $308,294 $1,825,407
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Municipal
Green Bond
Fund
Franklin New
Jersey Tax-Free
Income Fund
Transfer agent fees ........................ $146,454 $2,556 $288,921
3. Transactions with Affiliates
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g. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Federal Intermediate-Term Tax-Free Income Fund, Franklin Limited-Term Tax-Free Income
Fund and Franklin Municipal Green Bond Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Funds do not exceed 0.46%, 0.40%, and 0.46%, respectively, based on the average net assets of each class until June 30, 2021.Total expenses waived or paid are not subject to recapture subsequent to the Funds'
fiscal year end.
For Franklin Federal Intermediate-Term Tax-Free Income Fund, Investor Services has contractually agreed in advance to waive or limit its fees so that Class R6 transfer agent fees do not exceed 0.02% based on the average net assets of the class until June 30, 2021. For Franklin Federal Limited-Term Tax-Free Income Fund, Franklin High Yield Tax-Free Income Fund,
Franklin Massachusetts Tax-Free Income Fund, Franklin Municipal Green Bond Fund and Franklin New Jersey Tax-Free
Income Fund, Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until June 30, 2021.
h. Other Affiliated Transactions
At February 28, 2021, Franklin Resources, Inc. owned 69.6% of Franklin Municipal Green Bond Fund’s outstanding shares.
Investment activities of this investment company could have a material impact on the Fund.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Federal Intermediate-Term Tax-Free Income Fund
Controlled Affiliates
Dividends
Franklin Liberty Federal Tax-Free
Bond ETF ................ $— $68,628,312 $— $ — $ (1,502,459) $ 67,125,853 2,515,000 $ 314,453
Total Affiliated Securities .... $— $68,628,312 $— $— $(1,502,459) $67,125,853 $314,453
Franklin Federal Limited-Term Tax-Free Income Fund
Controlled Affiliates
Dividends
Franklin Liberty Federal Tax-Free
Bond ETF ................ $19,265,675 $18,264,137 $— $ — $ (163,532) $ 37,366,280 1,400,000 $ 597,337
Total Affiliated Securities .... $19,265,675 $18,264,137 $— $— $(163,532) $37,366,280 $597,337
Franklin High Yield Tax-Free Income Fund
Controlled Affiliates
Dividends
Franklin Liberty Federal
Intermediate Tax-Free Bond
Opportunities ETF .......... $2,604,000 $27,279,113 $— $ — $ 395,212 $ 30,278,325 1,155,000 $ 321,271
Total Affiliated Securities .... $2,604,000 $27,279,113 $— $— $395,212 $30,278,325 $321,271
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Tax-Free Trust
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i. Interfund Transactions
Certain or all Funds engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. These purchases and sales for the year ended February 28, 2021, were as follows:
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the  year ended February 28, 2021  the custodian fees were reduced as noted in the Statements of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At February 28, 2021, the capital loss carryforwards were as follows:
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Purchases .............................. $150,227,100 $194,791,450 $396,614,403
Sales .................................. $148,545,000 $190,365,000 $277,625,000
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Municipal
Green Bond
Fund
Franklin New
Jersey Tax-Free
Income Fund
Purchases .............................. $2,935,000 — $11,800,000
Sales .................................. $1,500,000 — $6,000,000
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 59,202,060 $ 2,142,051 $ 215,881,543
Long term ............................. 19,742,733 5,041,389 685,013,275
Total capital loss carryforwards ............ $78,944,793 $7,183,440 $900,894,818
a
3. Transactions with Affiliates
(continued)

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During the year ended February 28, 2021, the Franklin Massachusetts Tax-Free Income Fund utilized $960,654 of capital loss carryforwards.
The tax character of distributions paid during the years ended February 28, 2021 and 2020, was as follows:
At February 28, 2021, the cost of investments , net unrealized appreciation (depreciation) and undistributed tax exempt income for income tax purposes were as follows:
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Municipal
Green Bond
Fund
Franklin New
Jersey Tax-Free
Income Fund
1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 10,899,890 $ 4,456 $ 15,461,072
Long term ............................. 8,092,620 — 80,955,462
Total capital loss carryforwards ............ $18,992,510 $4,456 $96,416,534
a
Includes $97,006,620 from the merged Franklin Double Tax-Free Income Fund, which may be carried over to offset future capital gains, subject to certain limitations.
Franklin Federal Intermediate-Term
Tax-Free Income Fund
Franklin Federal Limited-Term Tax-
Free Income Fund
2021 2020 2021 2020
Distributions paid from:
Tax exempt income ...................... $83,434,519 $91,790,217 $13,898,457 $16,731,765
Franklin High Yield Tax-Free Income
Fund
Franklin Massachusetts Tax-Free
Income Fund
2021 2020 2021 2020
Distributions paid from:
Tax exempt income ...................... $249,045,071 $272,682,757 $10,874,330 $12,375,391
Franklin Municipal Green Bond Fund
Franklin New Jersey Tax-Free
Income Fund
2021 2020 2021 2020
Distributions paid from:
Tax exempt income ...................... $80,328 $16,619 $22,214,013 $25,635,845
5. Income Taxes
(continued)

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Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities and bond discounts.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended February 28, 2021, were as follows:
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
a a a a
Cost of investments ....................... $3,525,931,697 $1,303,179,566 $5,857,367,285
Unrealized appreciation ..................... $201,890,603 $32,695,520 $841,893,901
Unrealized depreciation ..................... (6,180,313) (2,179,491) (72,326,967)
Net unrealized appreciation (depreciation) ....... $195,710,290 $30,516,029 $769,566,934
Distributable earnings:
Undistributed ordinary income ................ $— $32,667 $1,883,437
Undistributed tax exempt income .............. $1,825,146 $597,262 $26,806,301
Total distributable earnings .................. $1,825,146 $629,929 $28,689,738
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Municipal
Green Bond
Fund
Franklin New
Jersey Tax-Free
Income Fund
a a a a
Cost of investments ....................... $423,594,967 $6,955,199 $794,120,579
Unrealized appreciation ..................... $28,120,684 $146,543 $52,720,623
Unrealized depreciation ..................... (757,803) (27,265) (1,941,640)
Net unrealized appreciation (depreciation) ....... $27,362,881 $119,278 $50,778,983
Distributable earnings:
Undistributed tax exempt income .............. $199,695 $7,656 $1,175,990
Franklin
Federal
Intermediate-
Term Tax-Free
Income Fund
Franklin
Federal
Limited-Term
Tax-Free
Income Fund
Franklin High
Yield Tax-Free
Income Fund
Purchases .............................. $784,749,202 $548,520,098 $2,509,873,833
Sales .................................. $686,425,460 $203,419,042 $2,424,968,349
Franklin
Massachusetts
Tax-Free
Income Fund
Franklin
Municipal
Green Bond
Fund
Franklin New
Jersey Tax-Free
Income Fund
Purchases .............................. $98,626,142 $3,445,228 $130,747,703
Sales .................................. $80,602,186 $412,191 $146,658,107
5. Income Taxes
(continued)

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7. Credit Risk and Defaulted Securities
At February 28, 2021, Franklin High Yield Tax-Free Income Fund had 38.3% of its portfolio invested in high yield securities rated below investment grade and unrated securities as determined by Nationally Recognized Statistical Credit Ratings
Organizations and/or internally, by investment management. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
Certain or all Funds held defaulted securities and/or other securities for which the income has been deemed uncollectible.
At February 28, 2021, the aggregate value of these securities for Franklin High Yield Tax-Free Income Fund and Franklin
New Jersey Tax-Free Income Fund was $183,125,684 and $3,584,625, representing 2.7% and 0.4%, respectively, of each
Fund's net assets. The Funds discontinue accruing income on securities for which income has been deemed uncollectible and provide an estimate for losses on interest receivable. The securities have been identified in the accompanying Statements of
Investments.
8. Concentration of Risk
Certain or all Funds invest a large percentage of their total assets in obligations of issuers within their respective state and U.S. territories. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states and U.S. territories. Investing in Puerto Rico securities may expose the Funds to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
10. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended February 28, 2021, the
Funds did not use the Global Credit Facility.
11. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:

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Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 28, 2021, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Federal Intermediate-Term Tax-Free Income Fund
Assets:
Investments in Securities:
Management Investment Companies ......... $ 67,125,853 $ — $ — $ 67,125,853
Municipal Bonds ......................... — 3,654,516,134 — 3,654,516,134
Total Investments in Securities ........... $67,125,853 $3,654,516,134 $— $3,721,641,987
Franklin Federal Limited-Term Tax-Free Income Fund
Assets:
Investments in Securities:
Management Investment Companies ......... 37,366,280 — — 37,366,280
Municipal Bonds ......................... — 1,144,644,315 — 1,144,644,315
Short Term Investments ................... — 151,685,000 — 151,685,000
Total Investments in Securities ........... $37,366,280 $1,296,329,315 $— $1,333,695,595
Franklin High Yield Tax-Free Income Fund
Assets:
Investments in Securities:
Management Investment Companies ......... 50,285,325 — — 50,285,325
Municipal Bonds ......................... — 6,513,658,894 — 6,513,658,894
Short Term Investments ................... — 62,990,000 — 62,990,000
Total Investments in Securities ........... $50,285,325 $6,576,648,894 $— $6,626,934,219
Franklin Massachusetts Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 450,157,848 — 450,157,848
Short Term Investments ................... — 800,000 — 800,000
Total Investments in Securities ........... $— $450,957,848 $— $450,957,848
Franklin Municipal Green Bond Fund
Assets:
Municipal Bonds ......................... — 7,074,477 — 7,074,477
Total Investments in Securities ........... $— $7,074,477 $— $7,074,477
Franklin New Jersey Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 843,399,562 — 843,399,562
Short Term Investments ................... — 1,500,000 — 1,500,000
Total Investments in Securities ........... $— $844,899,562 $— $844,899,562
11. Fair Value Measurements
(continued)

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12. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-
04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
13. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
AGMC Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
BHAC
Berkshire Hathaway Assurance Corp.
COP
Certificate of Participation
ETF
Exchange-Traded Fund
ETM
Escrowed to Maturity
FGIC
Financial Guaranty Insurance Co..
FHA
Federal Housing Administration
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
LIBOR
London Inter-Bank Offered Rate
LOC
Letter of Credit
MAC
Municipal Assurance Corp
NATL
National Reinsurance Corp.
PSF
Permanent School Fund
SIFMA
Securities Industry and Financial Markets
Association
SPA
Standby Purchase Agreement

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To the Board of Trustees of Franklin Tax-Free Trust and Shareholders of Franklin Federal Intermediate-Term Tax-Free
Income Fund, Franklin Federal Limited-Term Tax-Free Income Fund, Franklin High Yield Tax-Free Income Fund, Franklin
Massachusetts Tax-Free Income Fund, Franklin Municipal Green Bond Fund and Franklin New Jersey Tax-Free Income Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Franklin
Federal Intermediate-Term Tax-Free Income Fund, Franklin Federal Limited-Term Tax-Free Income Fund, Franklin High Yield
Tax-Free Income Fund, Franklin Massachusetts Tax-Free Income Fund, Franklin Municipal Green Bond Fund and Franklin
New Jersey Tax-Free Income Fund (six of the funds constituting Franklin Tax-Free Trust, hereafter collectively referred to as the "Funds") as of February 28, 2021, the related statements of operations and changes in net assets, including the related notes, and each of the financial highlights for each of the periods listed below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the
Funds as of February 28, 2021, and the results of each of their operations, changes in each of their net assets, and each of the financial highlights for each of the periods listed below in conformity with accounting principles generally accepted in the
United States of America.
• Franklin Federal Intermediate-Term Tax-Free Income Fund
(a)
• Franklin Federal Limited-Term Tax-Free Income Fund
(a)
• Franklin High Yield Tax-Free Income Fund
(a)
• Franklin Massachusetts Tax-Free Income Fund
(a)
• Franklin Municipal Green Bond Fund
(b)
• Franklin New Jersey Tax-Free Income Fund
(a)
(a) Statement of operations for the year ended February 28, 2021, statement of changes in net assets for each of the two years in the period ended February 28, 2021, and the financial highlights for the periods indicated therein
(b) Statement of operations for the year ended February 28, 2021, statement of changes in net assets for the period October 1, 2019 (commencement of operations) to
February 29, 2020 and for the year ended February 28, 2021, and the financial highlights for the periods indicated therein
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

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PricewaterhouseCoopers LLP
San Francisco, California
April 16, 2021
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

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Under Section 852(b)(5)(A) of the Internal Revenue Code, the Funds hereby report 100% of the distributions paid from net investment income as exempt-interest dividends for the fiscal year ended February 28, 2021. A portion of the Funds' exempt-
interest dividends may be subject to the federal alternative minimum tax. By mid-February 2022, shareholders will be notified of amounts for use in preparing their 2021 income tax returns.

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The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1984 125 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 106 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 125 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-May 2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

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Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 1998
and Lead Independent
Trustee since 2019
125 Hess Corporation (exploration
of oil and gas) (1993-present),
Canadian National Railway
(railroad) (2001-present), White
Mountains Insurance Group, Ltd.
(holding company) (2004-present),
Santander Consumer USA
Holdings, Inc. (consumer finance)
(2016-present); Santander
Holdings USA. (holding company)
(2019-present); and formerly ,
RTI International Metals, Inc.
(manufacture and distribution of
titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 125 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Private investor; and formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company
(aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and
member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for
the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 125 Graham Holdings Company
(education and media organization)
(2011-present); and formerly ,
The Southern Company (energy
company) (2014-May 2020;
previously 2010-2012), Cbeyond,
Inc. (business communications
provider) (2010-2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-September 2020); Executive Vice President - Government
Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government
Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor,
University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

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Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2007 136 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015), Franklin Resources, Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board and
Trustee
Since 2013 125 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 37 of the investment companies in Franklin Templeton.
Ben Barber (1969) Vice President Since July 2020 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Advisers, Inc.; Director, Municipal Bonds; officer of seven of the investment companies in Franklin Templeton;
and formerly , Co-Head of Municipal Bonds, Goldman Sachs Asset Management (1999-April 2020).
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton.
Breda M. Beckerle (1958) Chief Compliance
Officer
Since October 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Sonal Desai, Ph.D. (1963) President
and Chief
Executive Officer
– Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of
17 of the investment companies in Franklin Templeton.
Steven J. Gray (1955) Vice President
and Co-Secretary
Vice President since
2009 and Co-Secretary
since 2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 41 of the investment companies in Franklin Templeton.

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*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007-May 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 41 of the investment companies in Franklin Templeton; and formerly , Vice
President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Robert G. Kubilis (1973) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since December 2020 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of 39 of the investment companies in Franklin Templeton.
Robert Lim (1948) Vice President –
AML Compliance
Since 2016 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton
Investor Services, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 41 of the investment companies in Franklin Templeton.
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 41 of the investment companies in Franklin Templeton.
Lori A. Weber (1964) Vice President
and Co-Secretary
Vice President since
2011 and Co-Secretary
since 2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

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Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Interested Board Members and Officers
(continued)

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Annual Report
Board Approval of Investment
Management Agreements
FRANKLIN TAX-FREE TRUST
Franklin Federal Intermediate-Term Tax-Free Income
Fund
Franklin Federal Limited-Term Tax-Free Income Fund
Franklin High Yield Tax-Free Income Fund
Franklin Massachusetts Tax-Free Income Fund
Franklin Municipal Green Bond Fund
Franklin New Jersey Tax-Free Income Fund
(each a Fund)
At a meeting held on February 23, 2021 (Meeting), the
Board of Trustees (Board) of Franklin Tax-Free Trust (Trust),
including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of
1940 (Independent Trustees), reviewed and approved the
continuance of the investment management agreement
between Franklin Advisers, Inc. (Manager) and the Trust, on
behalf of each Fund (each a Management Agreement) for
an additional one-year period. The Independent Trustees
received advice from and met separately with Independent
Trustee counsel in considering whether to approve the
continuation of each Management Agreement. Although the
Management Agreements for the Funds were considered
at the same Board meeting, the Board considered the
information provided to it about the Funds together and
with respect to each Fund separately as the Board deemed
appropriate.
In considering the continuation of each Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to
the Meeting, the Independent Trustees held a telephonic
contract renewal meeting at which the Independent Trustees
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters and, in some cases,
requested additional information from the Manager relating
to the contract. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
each Management Agreement, including, but not limited to:
(i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of each Fund;
(iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are
realized as each Fund grows; and (v) whether fee levels
reflect these economies of scale for the benefit of Fund
investors.
In approving the continuance of each Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in the
best interests of the applicable Fund and its shareholders.
While attention was given to all information furnished, the
following discusses some primary factors relevant to the
Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Funds and their shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for each Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Funds to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion
of the changing distribution landscape for the Funds.
The Board noted management’s continuing efforts and
expenditures in establishing effective business continuity
plans and developing strategies to address areas of
heightened concern in the mutual fund industry, such as
cybersecurity in the current work-from-home environment
and liquidity risk management.

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The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Funds by the FT organization. The Board
specifically noted FT’s commitment to enhancing services
and controlling costs, as reflected in its outsourcing of
certain administrative functions, and growth opportunities,
as evidenced by its recent acquisition of the Legg Mason
companies. The Board also noted FT’s attention focused on
expanding the distribution opportunities for all funds in the
FT family of funds.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and
their shareholders.
Fund Performance
The Board reviewed and considered the performance results
of each Fund over various time periods ended November
30, 2020. The Board considered the performance returns
for each Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of each Fund’s performance results is below.
Franklin Federal Intermediate-Term Tax-Free Income Fund
- The Performance Universe for the Fund included the Fund
and all retail and institutional intermediate municipal debt funds. The Board noted that the Fund’s annualized income
return for the one-, three-, five- and 10-year periods was
above the median of its Performance Universe. The Board
also noted that the Fund’s annualized total return for the
three-, five- and 10-year periods was below the median of
its Performance Universe, but for the one-year period was
above the median of its Performance Universe. The Board
considered that the income-oriented investment objective
of the Fund is the primary focus for the Fund’s portfolio
management team and that the evaluation of the Fund’s
performance relative to the Fund’s peers on an annualized
income return basis is consistent with investor expectations and the Fund’s investment goals. The Board concluded that
the Fund’s performance was satisfactory.
Franklin High Yield Tax-Free Income Fund - The
Performance Universe for the Fund included the Fund and
all retail and institutional high yield municipal debt funds.
The Board noted that the Fund’s annualized income return
for the one-, three-, five- and 10-year periods was above
the median of its Performance Universe. The Board also
noted that the Fund’s annualized total return for the five- and
10-year periods was below the median of its Performance
Universe, but for the one- and three-year periods was
above the median of its Performance Universe. The Board
considered that the income-oriented investment objective
of the Fund is the primary focus for the Fund’s portfolio
management team and that the evaluation of the Fund’s
performance relative to the Fund’s peers on an annualized
income return basis is consistent with investor expectations and the Fund’s investment goals. The Board also noted
that the Fund’s one-year annualized income return and
annualized total return were both in the first quintile of its
Performance Universe. The Board concluded that the Fund’s
performance was satisfactory.
Franklin New Jersey Tax-Free Income Fund - The
Performance Universe for the Fund included the Fund and
all retail and institutional New Jersey municipal debt funds.
The Board noted that the Fund’s annualized income return
for the three-, five- and 10-year periods was above the
median of its Performance Universe, but for the one-year
period was 0.02% below the median of its Performance
Universe. The Board also noted that the Fund’s annualized
total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board
considered that the income-oriented investment objective
of the Fund is the primary focus for the Fund’s portfolio
management team and that the evaluation of the Fund’s
performance relative to the Fund’s peers on an annualized
income return basis is consistent with investor expectations and the Fund’s investment goals. The Board concluded that
the Fund’s performance was satisfactory.
Franklin Federal Limited-Term Tax-Free Income Fund - The
Performance Universe for the Fund included the Fund and
all retail and institutional short municipal debt funds. The
Board noted that the Fund’s annualized income return for the three- and five-year periods was slightly below the median
of its Performance Universe, but for the one- and 10-year
periods was above the median of its Performance Universe.
The Board also noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was above the

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Annual Report
median of its Performance Universe, and for the one-year
period was in the first quintile of its Performance Universe.
The Board considered that the income-oriented investment
objective of the Fund is the primary focus for the Fund’s
portfolio management team and that the evaluation of the
Fund’s performance relative to the Fund’s peers on an
annualized income return basis is consistent with investor
expectations and the Fund’s investment goals. The Board
concluded that the Fund’s performance was satisfactory.
Franklin Massachusetts Tax-Free Income Fund - The
Performance Universe for the Fund included the Fund
and all retail and institutional Massachusetts municipal
debt funds. The Board noted that the Fund’s annualized
income return and annualized total return for the one-,
three-, five- and 10-year periods were above the medians
of its Performance Universe. The Board considered that
the income-oriented investment objective of the Fund is the
primary focus for the Fund’s portfolio management team
and that the evaluation of the Fund’s performance relative
to the Fund’s peers on an annualized income return basis
is consistent with investor expectations and the Fund’s
investment goals. The Board concluded that the Fund’s
performance was satisfactory.
Franklin Municipal Green Bond Fund - The Performance
Universe for the Fund included the Fund and all retail and
institutional general and insured municipal debt funds.
The Board noted that the Fund commenced operations on
October 1, 2019 and was 100% owned by FRI until the Fund
was offered to the public for investment beginning on July
24, 2020. The Board also noted that the Fund’s annualized
income return for the one-year period was below the median
and in the fifth quintile (worst) of its Performance Universe.
The Board further noted that the Fund’s annualized total
return for the one-year period was above the median and
in the first quintile (best) of its Performance Universe.
The Board concluded that the Fund’s performance was
satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
each Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of each Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual report, which
reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally
increase as assets decline and decrease as assets grow,
the Board believed the independent analysis conducted by
Broadridge to be an appropriate measure of comparative
fees and expenses. The Broadridge Management Rate
includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A1
for each Fund, except Franklin Municipal Green Bond Fund,
for which Class A was shown, and for Class A shares for
each other fund in the applicable Expense Group, except
that Class V shares were also shown for the Expense Group
for Franklin Federal Intermediate-Term Tax-Free Income
Fund. The Board received a description of the methodology
used by Broadridge to select the mutual funds included in an
Expense Group.
Franklin Federal Intermediate-Term Tax-Free Income Fund
- The Expense Group for the Fund included the Fund and
twelve other intermediate municipal debt funds. The Board
noted that the Management Rate for the Fund was only
two basis points above the median of its Expense Group,
but its actual total expense ratio was below the median and
in the first quintile (least expensive) of its Expense Group.
T he Board noted that the Fund’s actual total expense
ratio reflected a fee waiver from management. The Board
concluded that the Management Rate charged to the Fund is
reasonable.
Franklin Federal Limited-Term Tax-Free Income Fund,
Franklin Massachusetts Tax-Free Income Fund and Franklin
Municipal Green Bond Fund - The Expense Group for
the Franklin Federal Limited-Term Tax-Free Income Fund
included the Fund and 10 other short municipal debt funds.
The Expense Group for the Franklin Massachusetts Tax-
Free Income Fund included the Fund and seven other
Massachusetts municipal debt funds. The Expense Group
for the Franklin Municipal Green Bond Fund included the
Fund and nine other general and insured municipal debt
funds. The Board noted that the Management Rates for the
Funds were above the medians of their respective Expense
Groups, but their actual total expense ratios were below the medians of their respective Expense Groups. The Board
also noted that the Franklin Federal Limited-Term Tax-
Free Income Fund’s and Franklin Municipal Green Bond

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Annual Report
Fund’s actual total expense ratios reflected fee waivers from management and that the Franklin Massachusetts Tax-Free
Income Fund’s Management Rate was less than one basis
point higher than the median of its Expense Group. The
Board concluded that the Management Rates charged to
these Funds are reasonable.
Franklin High Yield Tax-Free Income Fund and Franklin
New Jersey Tax-Free Income Fund - The Expense Group
for the Franklin High Yield Tax-Free Income Fund included
the Fund and fourteen other high yield municipal debt funds.
The Expense Group for the Franklin New Jersey Tax-Free
Income Fund included the Fund and nine other New Jersey
municipal debt funds. The Board noted that the Management
Rates and actual total expense ratios for the Funds were
below the medians of their respective Expense Groups. The
Board concluded that the Management Rates charged to
these Funds are reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2020, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board further
noted management’s representation that the profitability
analysis excluded the impact of the recent acquisition of
the Legg Mason companies and that management expects
to incorporate the legacy Legg Mason companies into the
profitability analysis beginning next year. The Board also
noted that PricewaterhouseCoopers LLP, auditor to FRI
and certain FT funds, has been engaged by the Manager to
periodically review and assess the allocation methodologies
to be used solely by the Fund’s Board with respect to the
profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to each Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided to
the Funds, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent
and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which the
Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with a Fund’s shareholders by reducing
the Fund’s effective management fees as the Fund grows
in size. The Board considered the Manager’s view that any
analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board noted that the
Franklin Massachusetts Tax-Free Income Fund and Franklin
New Jersey Tax-Free Income Fund had experienced
a decrease in assets and would not be expected to
demonstrate additional economies of scale in the near term.
The Board also noted that the Franklin Municipal Green
Bond Fund has been in operation for less than three years
and would not be expected to achieve economies of scale
in the near future. The Board concluded that to the extent
economies of scale may be realized by the Manager and its
affiliates, each Fund’s management fee structure provided a
sharing of benefits with the Fund and its shareholders as the
Fund grows.

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Annual Report
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of each Management Agreement for an
additional one-year period.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(prospectus available upon request). To reduce Fund
expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

TF1 A 04/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Tax-Free Trust
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Templeton Distributors, Inc.
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Annual Report and Shareholder Letter
Franklin Tax-Free
Trust
February 28, 2021
Sign up for electronic delivery at franklintempleton.com/edelivery
Franklin Alabama Tax-Free Income Fund
Franklin Florida Tax-Free Income Fund
Franklin Georgia Tax-Free Income Fund
Franklin Kentucky Tax-Free Income Fund
Franklin Louisiana Tax-Free Income Fund
Franklin Maryland Tax-Free Income Fund
Franklin Missouri Tax-Free Income Fund
Franklin North Carolina Tax-Free Income Fund
Franklin Virginia Tax-Free Income Fund

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Not part of the annual report
1
SHAREHOLDER LETTER
Dear Shareholder:
During the 12 months ended February 28, 2021, the
novel coronavirus (COVID-19) pandemic caused the U.S.
economy to contract in 2020’s first and second quarters.
In the third quarter, the economy recovered substantially
based on increased business and residential investment
and consumer spending, although growth slowed in the
fourth quarter. Given the economic risk posed by COVID-19,
the U.S. Federal Reserve lowered the federal funds rate
twice for a total of 1.50% in March 2020, decreasing the
rate during the period from 1.75% to 0.25%. The Federal
Reserve also implemented broad quantitative easing
measures to support credit markets and adjusted its policy
in August 2020 to allow more flexibility to keep interest rates low, while maintaining a 2% average inflation target.
During the 12-month period, municipal bonds delivered
modest positive total returns as investors were attracted
to tax-free income in a declining interest-rate environment.
Factors contributing to this positive investment environment for municipals included relatively low inflation, interest-rate declines and actions by the Federal Reserve to support the
municipal bond market.
Franklin Tax-Free Trust’s annual report includes more detail about municipal bond market conditions and a discussion
from the portfolio managers. In addition, on our website,
franklintempleton.com, you can find updated commentary
by our municipal bond experts. Municipal bonds provide
tax-free income and diversification from equities. Despite
periods of volatility, municipal bonds historically have had a solid long-term record of performance, driven mostly by their compounding tax-free income component. As you know, all
securities markets fluctuate, as do mutual fund share prices.
As always, we recommend investors consult their financial
professionals to help them make the best decisions for the
long term. In a constantly changing market environment, we
remain committed to our disciplined strategy as we manage
the Funds, keeping in mind the trust you have placed in us.
We appreciate your confidence in us and encourage you
to contact us or your financial professional when you have
questions about your Franklin tax-free investment.
Sincerely,
Rupert H. Johnson, Jr.
Chairman
Franklin Tax-Free Trust
Ben Barber
Senior Vice President
Director of Municipal Bonds
This letter reflects our analysis and opinions as of February
28, 2021, unless otherwise indicated. The information is
not a complete analysis of every aspect of any market,
state, industry, security or fund. Statements of fact are from sources considered reliable.

franklintempleton.com
Annual Report

Contents
Annual Report
Municipal Bond Market Overview 3
Investment Strategy and Manager’s Discussion 4
Franklin Alabama Tax-Free Income Fund 5
Franklin Florida Tax-Free Income Fund 11
Franklin Georgia Tax-Free Income Fund 17
Franklin Kentucky Tax-Free Income Fund 23
Franklin Louisiana Tax-Free Income Fund 29
Franklin Maryland Tax-Free Income Fund 35
Franklin Missouri Tax-Free Income Fund 41
Franklin North Carolina Tax-Free Income Fund 47
Franklin Virginia Tax-Free Income Fund 53
Financial Highlights and Statements of Investments 59
Financial Statements 138
Notes to Financial Statements 152
Report of Independent Registered
Public Accounting Firm 174
Tax information 175
Board Members and Officers 176
Shareholder Information 181
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Annual Report
ANNUAL REPORT
Municipal Bond Market Overview
During the 12 months ended February 28, 2021, the global
spread of the novel coronavirus (COVID-19) beginning in
March of 2020 and the drastic measures individual countries
implemented to limit infections shocked both equity and fixed income markets. Investors sought perceived safe havens,
driving U.S. Treasury (UST) yields lower and causing a
surge in volatility. In the municipal (muni) bond market,
sellers significantly outnumbered buyers, resulting in market dislocations. March 2020 saw outflows of $42 billion from
muni bond retail vehicles, reversing half of the inflows seen throughout 2019. Ratios of muni bond yields versus duration-
matched USTs cheapened across all maturity buckets,
surpassing levels reached during the global financial crisis.
Monetary and fiscal authorities were quick to respond to
the crisis by providing much needed relief for the markets.
The U.S. Federal Reserve cut short-term interest rates
back to the zero-lower-bound and enacted measures to
purchase muni bonds in the secondary market as well as
direct lending to troubled issuers. Although these programs
were not widely subscribed, they however lent strong
support as a backstop to the market and allowed bid/ask
spreads to tighten significantly. Through April and May of
2020, the U.S. federal government passed several bills that
provided over $2.9 trillion of direct payments to individuals, enhanced unemployment benefits and grants to businesses.
An additional package of $900 billion was approved in
December 2020. The U.S. economy contracted and
experienced its largest quarter-on-quarter drop in history in the second quarter of 2020.
Through the summer of 2020, infection rates fell across the
U.S. allowing some states to begin the process of reopening
parts of their economies. However, starting in the fall, new cases and hospitalizations increased to all-time highs as
the virus spread to areas in the U.S. that had not seen
large numbers of infections, causing some states to slow or
abandon their reopening plans. This was tempered by the
emergency approval of COVID-19 vaccines from multiple
pharmaceutical manufacturers by the U.S. Food and Drug
Administration in December 2020 with plans to provide mass
inoculations in the first half of 2021.
Valuations in the muni bond market improved starting in April
2020 due to very strong technical conditions. After seeing
record outflows in March and April of 2020, funds flowed
back into muni bond retail vehicles, creating significant
demand for bonds. These flows outstripped new issuance
of tax-exempt bonds as many issuers turned to the taxable
muni bond market for refundings and new issuance. These
strong technical conditions pushed ratios of muni bond yields versus duration-matched USTs from all-time highs in March
2020 to levels approaching all-time lows by January 2021.
State and local muni bond issuers projected severe budget
deficits for 2020 and going forward as they anticipated
tax receipts and usage fees falling and outlays for social
programs such as health care and unemployment benefits
strongly rising. By the end of the year, many of these
deficit projections were unfounded as consumer spending
recovered more quickly than anticipated, leading to higher
sales taxes. A strong U.S. housing market also provided
additional support. After the Democratic party won a majority of seats in both houses of Congress and the U.S. presidency
in the November 2020 elections, the prospect of additional
fiscal stimulus, including grants to state and local muni
issuers, improved, but as of February 2021’s end, no deal
had been reached.
The Investment Company Institute (ICI) reported net inflows
of approximately $9 billion into muni bond retail vehicles
in February 2021. For the 12-month period, muni bond
retail vehicles had approximately $40 billion of net inflows, according to the ICI.
For the 12-month period, U.S. fixed income sectors broadly
underperformed relative to equities, as measured by the
Standard & Poor’s
®
500 Index, which posted a +31.29%
total return for the period.
1
Investment-grade muni bonds, as
measured by the Bloomberg Barclays Municipal Bond Index,
posted a +1.06% total return, while USTs, as measured
by the Bloomberg Barclays U.S. Treasury Index, posted a
-0.13% total return, and investment-grade corporate bonds,
as measured by the Bloomberg Barclays U.S. Corporate
Bond Index, posted a +2.79% total return.
1
The foregoing information reflects our analysis and opinions as of February 28, 2021. The information is not a complete
analysis of every aspect of any market, state, industry,
security or fund. Statements of fact are from sources
considered reliable.
1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
See www.franklintempletondatasources.com for additional data provider information.
.

franklintempleton.com
Annual Report
Investment Strategy and Manager’s Discussion
Investment Strategy
We select securities that we believe will provide the best
balance between risk and return within each Fund’s range
of allowable investments and typically use a buy-and-hold
strategy. This means we generally hold securities in each
Fund’s portfolio for income purposes, rather than trading
securities for capital gains, although we may sell a security at any time if we believe it could help a Fund meet its goal.
Manager’s Discussion
Due to the positive sloping municipal yield curve, we
found value in higher quality securities in the 15–30 year
maturity range, which allowed us to achieve our objective of maximizing income for our investors. Typically, when interest rates fall, our turnover declines as we maintain exposure
to securities that are producing income that exceeds their
replacement value in the market. This excess income
supports higher distribution rates and reinvestment rates for those investors taking advantage of tax-free compounding.
Our turnover increases when rates rise, as opportunities
to purchase securities that have the potential to increase
income in the portfolios become available. We believe
our consistent, disciplined strategy can help our investors
achieve high, tax-free income over the long term.
We invite you to read your Fund report for more detailed
performance and portfolio information. Thank you for your
participation in Franklin Tax-Free Trust. We look forward to serving your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or fund. Statements of fact are from sources considered reliable, but the investment
manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

franklintempleton.com
Annual Report
Franklin Alabama Tax-Free Income Fund
This annual report for Franklin Alabama Tax-Free Income
Fund covers the fiscal year ended February 28, 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and Alabama personal income
taxes as is consistent with prudent investment management
and the preservation of shareholders’ capital by normally
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
* Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs),
such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below
Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $11.40 on February 29, 2020, to
$11.18 on February 28, 2021. The Fund’s Class A shares
paid dividends totaling 27.4055 cents per share for the
same period.
2
The Performance Summary beginning on
page 7 shows that at the end of this reporting period the
Fund’s Class A shares’ distribution rate was 1.84%, based
on an annualization of February’s 1.7838 cents per share
monthly dividend and the maximum offering price of $11.62
on February 28, 2021. An investor in the 2021 maximum
combined effective federal and Alabama personal income tax
*
Does not include cash and cash equivalents.
**
Includes all refunded bonds; the percentage may differ from that in the Credit
Quality Composition.
bracket of 45.80% (including 3.80% Medicare tax)
would need to earn a distribution rate of 3.39% from a
taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236.
State Update
During the 12-month period, the COVID-19 pandemic
slowed Alabama’s economy, although a restrained approach
to pandemic-related, personal restrictions helped the state
weather the downturn. The state’s strong manufacturing
base, which features companies in the automobile,
auto parts, shipbuilding, steel making and aerospace
industries, also buffered the pandemic’s impact. Alabama’s
unemployment rate began the period at 2.6% and ended
at 4.0%, compared with the 6.2% national rate.
3
Net tax
revenues in fiscal year (FY) 2020 increased 5.49% over
year-earlier levels, benefiting in part from the state’s sales tax on groceries and other consumer goods. For FY 2021,
Credit Quality Composition
*
2/28/21
Ratings
% of Total
Investments
AAA 9.31%
AA 69.12%
A 10.95%
BBB 3.21%
Refunded 7.01%
Not Rated 0.40%
Portfolio Composition
2/28/21
% of Total
Investments
*
Utilities 22.84%
General Obligation 16.52%
Hospital & Health Care 16.27%
Higher Education 15.32%
Refunded** 11.18%
Tax-Supported 10.46%
Transportation 5.27%
Corporate-Backed 1.22%
Other Revenue 0.92%
1. For investors subject to alternative minimum tax, a small portion of the Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid impo-
sition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Bureau of Labor Statistics.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
64
.

Franklin Alabama Tax-Free Income Fund

franklintempleton.com
Annual Report
the state anticipates a 2.1% increase in revenues in its main operating funds. The state’s net tax-supported debt was
$822 per capita and 1.9% of personal income, below
the $1,071 and 2.0% national medians, respectively.
4
Independent credit rating agency Standard & Poor’s
(S&P) maintained Alabama’s general obligation bonds' AA
rating with a stable outlook.
5
The rating reflects the state’s
fiscal discipline, its ability to adjust spending based on the prevailing economic reality and its healthy reserve funds.
Challenges include Alabama’s limitations on raising new
revenues, modest population growth and slow economic
growth, income and wealth levels that regularly trail the
national average, and below-average pension obligation
funding.
Manager’s Discussion
We used various investment strategies during the 12 months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin
Alabama Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
4. Source: Moody’s Investors Service, State government – U.S.: Medians – State debt declined in 2019, but likely to grow in coming years , 5/12/20
5. This does not indicate S&P’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.

Performance Summary as of February 28, 2021
Franklin Alabama Tax-Free Income Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/21
Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
1-Year +0.49% -3.28%
5-Year +14.31% +1.93%
10-Year +47.71% +3.58%
Advisor
5
1-Year +0.74% +0.74%
5-Year +15.16% +2.86%
10-Year +48.76% +4.05%
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
30-Day
Standardized
Yield
8
Taxable Equivalent
30-Day
Standardized Yield
7
A 1.84% 3.39% 0.88% 1.62%
Advisor 2.15% 3.97% 1.16% 2.14%
See page 9 for Performance Summary footnotes.

Franklin Alabama Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
See page 9 for Performance Summary footnotes
.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(3/1/11– 2/28/21 )
Advisor Class
(3/1/11– 2/28/21 )

Franklin Alabama Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Effective 9/15/16, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 9/15/16, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 9/15/16, actual Advisor Class performance is used reflecting all charges and fees applicable to that class.
6. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor Class) per share on 2/28/21.
7. Taxable equivalent distribution rate and yield assume the published rates as of 12/17/20 for the maximum combined effective federal and Alabama personal income tax rate of 45.80%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Source: Morningstar. The Bloomberg Barclays Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have at least one year to final maturity and be rated investment grade (Baa3/BBB- or higher) by at least two of the following agencies: Moody’s, S&P and Fitch.
10. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/20–2/28/21)
Share Class
Net Investment
Income
A $0.274055
A1 $0.290793
C $0.228826
R6 $0.305622
Advisor $0.301934
Total Annual Operating Expenses
10
Share Class
A 0.91%
Advisor 0.66%

Your Fund’s Expenses
Franklin Alabama Tax-Free Income Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/20
Ending
Account
Value 2/28/21
Expenses
Paid During
Period
9/1/20–2/28/21
1, 2
Ending
Account
Value 2/28/21
Expenses
Paid During
Period
9/1/20–2/28/21
1, 2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,001.46 $4.55 $1,020.25 $4.59 0.92%
A1 $1,000 $1,002.19 $3.83 $1,020.97 $3.86 0.77%
C $1,000 $998.59 $6.48 $1,018.31 $6.54 1.31%
R6 $1,000 $1,002.86 $3.15 $1,021.65 $3.18 0.64%
Advisor $1,000 $1,002.69 $3.33 $1,021.47 $3.36 0.67%

franklintempleton.com
Annual Report
Franklin Florida Tax-Free Income Fund
This annual report for Franklin Florida Tax-Free Income Fund covers the fiscal year ended February 28, 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a
level of income exempt from federal income taxes and
any Florida personal income taxes as is consistent with
prudent investment management and the preservation of
shareholders’ capital by normally investing at least 80% of
its total assets in securities that pay interest free from such taxes.
1
*
Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs),
such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below
Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $10.83 on February 29, 2020, to
$10.58 on February 28, 2021. The Fund’s Class A shares
paid dividends totaling 30.4101 cents per share for the same period.
2
The Performance Summary beginning on page 13
shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 2.34%, based on an
annualization of February’s 2.1410 cents per share monthly
dividend and the maximum offering price of $10.99 on
February 28, 2021. An investor in the 2021 maximum federal
*Does not include cash and cash equivalents.
**Includes all refunded bonds; the percentage may differ from that in the Credit
Quality Composition.
tax bracket of 37.00% (plus 3.80% Medicare tax) would need
to earn a distribution rate of 3.95% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For
other performance data, please see the Performance
Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the 12-month period, Florida’s economy was hard hit
by its heavy reliance on travel and tourism, which remained
hindered by a slow recovery from the COVID-19 pandemic.
The state’s unemployment rate began the period at 3.3%
and ended at 4.7%, compared with the 6.2% national rate.
3
Because sales taxes represented approximately 80% of
the state’s revenues, declines in tourism and restaurant
business contributed to a significant decline in income
for fiscal year (FY) 2020. To maintain services during the
recession, Florida tapped its substantial reserves to fund
sizable general revenue deficits. Florida’s net tax-supported debt was $780 per capita and 1.5% of personal income,
Credit Quality Composition
*
2/28/21
Ratings
% of Total
Investments
AAA 11.58%
AA 39.55%
A 35.90%
BBB 7.26%
Below Investment Grade 2.65%
Refunded 3.06%
Portfolio Composition
2/28/21
% of Total
Investments
*
Transportation 26.02%
Hospital & Health Care 23.46%
Utilities 21.33%
General Obligation 11.99%
Tax-Supported 5.93%
Refunded** 3.78%
Higher Education 2.37%
Housing 2.17%
Subject to Government Appropriations 1.84%
Other Revenue 1.11%
1. For investors subject to alternative minimum tax, a small portion of the Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid impo-
sition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Bureau of Labor Statistics.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
72
.

Franklin Florida Tax-Free Income Fund

franklintempleton.com
Annual Report
lower than the $1,071 and 2.0% national medians,
respectively.
4
Independent credit rating agency Moody’s
Investors Service maintained Florida’s general obligation
bonds’ Aaa rating with a stable outlook.
5
The rating reflected
Moody’s view of the state’s economic growth, which has
outpaced the nation; its strong population growth; reserve
levels; and history of balanced budgets. Challenges included above-average vulnerability to economic cycles, elevated
exposure to storm damage, and increased legislative
requirements to raise taxes. Moody’s stable outlook reflected its expectation that Florida’s sound fiscal management will
continue.
Manager’s Discussion
We used various investment strategies during the 12 months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin Florida
Tax-Free Income Fund. We look forward to serving your
future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
4. Source: Moody’s Investors Service, State government – U.S.: Medians – State debt declined in 2019, but likely to grow in coming years, 5/12/20.
5. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.

Performance Summary as of February 28, 2021
Franklin Florida Tax-Free Income Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/21
Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
1-Year +0.53% -3.24%
5-Year +12.52% +1.61%
10-Year +40.90% +3.09%
Advisor
5
1-Year +0.78% +0.78%
5-Year +13.64% +2.59%
10-Year +42.24% +3.59%
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
30-Day
Standardized
Yield
8
Taxable Equivalent
30-Day
Standardized Yield
7
A 2.34% 3.95% 0.98% 1.66%
Advisor 2.66% 4.49% 1.26% 2.13%
See page 15 for Performance Summary footnotes.

Franklin Florida Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
See page 13 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(3/1/11– 2/28/21 )
Advisor Class
(3/1/11– 2/28/21 )

Franklin Florida Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Puerto Rico municipal bonds have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Effective 9/15/16, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 9/15/16, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 9/15/16, actual Advisor Class performance is used reflecting all charges and fees applicable to that class.
6. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor Class) per share on 2/28/21.
7. Taxable equivalent distribution rate and yield assume the 2021 maximum federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Source: Morningstar. The Bloomberg Barclays Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have at least one year to final maturity and be rated investment grade (Baa3/BBB- or higher) by at least two of the following agencies: Moody’s, S&P and Fitch.
10. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/20–2/28/21)
Share Class
Net Investment
Income
A $0.304101
A1 $0.320002
C $0.261515
R6 $0.334366
Advisor $0.330647
Total Annual Operating Expenses
10
Share Class
A 0.85%
Advisor 0.60%

Your Fund’s Expenses
Franklin Florida Tax-Free Income Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/20
Ending
Account
Value 2/28/21
Expenses
Paid During
Period
9/1/20–2/28/21
1, 2
Ending
Account
Value 2/28/21
Expenses
Paid During
Period
9/1/20–2/28/21
1, 2
a
Net
Annualized
Exp ense
Ratio
2
A $1,000 $1,005.77 $4.16 $1,020.64 $4.19 0.84%
A1 $1,000 $1,006.52 $3.43 $1,021.38 $3.45 0.69%
C $1,000 $1,003.66 $6.05 $1,018.76 $6.09 1.22%
R6 $1,000 $1,007.16 $2.67 $1,022.13 $2.69 0.54%
Advisor $1,000 $1,006.99 $2.92 $1,021.88 $2.95 0.59%

franklintempleton.com
Annual Report
Franklin Georgia Tax-Free Income Fund
This annual report for Franklin Georgia Tax-Free Income
Fund covers the fiscal year ended February 28, 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and Georgia personal income
taxes as is consistent with prudent investment management
and the preservation of shareholders’ capital by normally
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs),
such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below
Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $12.19 on February 29, 2020, to
$11.91 on February 28, 2021. The Fund’s Class A shares
paid dividends totaling 29.4167 cents per share for the same period.
2
The Performance Summary beginning on page 19
shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 2.06%, based on an
annualization of February’s 2.1248 cents per share monthly
dividend and the maximum offering price of $12.37 on
February 28, 2021. An investor in the 2021 maximum
*
Does not include cash and cash equivalents.
**
Includes all refunded bonds; the percentage may differ from that in the Credit
Quality Composition.
combined effective federal and Georgia personal income
tax bracket of 46.30% (including 3.80% Medicare tax)
would need to earn a distribution rate of 3.84% from a
taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the 12-month period, Georgia’s well-diversified
economy was hindered by the COVID-19 pandemic before
beginning to rebound later in 2020 as pandemic restrictions
were eased. The rebound is rooted in the past decade’s
economic and population growth, notably in the Atlanta
metropolitan area, and benefited from Georgia’s relatively
low debt burden. Georgia’s unemployment rate began the
period at 3.5% and ended at 4.8%, compared with the 6.2%
national rate.
3
To manage budget shortfalls in fiscal year
(FY) 2020, the state used its large revenue shortfall reserve
(RSR) fund. Atlanta passed an FY 2021 budget that reduced
expenses by 8% and secured additional appropriation
from the RSR fund. The state’s net tax-supported debt was
Credit Quality Composition
*
2/28/21
Ratings
% of Total
Investments
AAA 8.67%
AA 60.37%
A 20.93%
BBB 4.46%
Below Investment Grade 0.44%
Refunded 4.51%
Not Rated 0.62%
Portfolio Composition
2/28/21
% of Total
Investments
*
Utilities 22.28%
Hospital & Health Care 21.15%
General Obligation 13.70%
Subject to Government Appropriations 12.40%
Refunded** 6.97%
Tax-Supported 6.55%
Housing 6.23%
Transportation 5.41%
Higher Education 5.31%
1. For investors subject to alternative minimum tax, a small portion of the Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid impo-
sition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Bureau of Labor Statistics.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
81
.

Franklin Georgia Tax-Free Income Fund

franklintempleton.com
Annual Report
$971 per capita and 2.0% of personal income, compared
to the $1,071 and 2.0% national medians, respectively.
4
Independent credit rating agency Moody’s Investors
Service maintained Georgia’s general obligation bonds' Aaa
rating with a stable outlook.
5
The rating reflects Georgia’s
traditionally solid economy, effective governance, fiscal
management and consistently high reserves. Challenges
included uncertainty around a pre-pandemic easing of
economic growth and per-capita income that regularly
trails the nation. The stable outlook recognizes that strong governance, fiscal management and reserves will enable
Georgia to manage this economic downturn.
Manager’s Discussion
We used various investment strategies during the 12 months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin
Georgia Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
4. Source: Moody’s Investors Service, State government – U.S.: Medians – State debt declined in 2019, but likely to grow in coming years
,
5/12/20.
5. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information

Performance Summary as of February 28, 2021
Franklin Georgia Tax-Free Income Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/21
Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
1-Year +0.14% -3.61%
5-Year +12.67% +1.63%
10-Year +46.23% +3.48%
Advisor
5
1-Year +0.31% +0.31%
5-Year +13.60% +2.58%
10-Year +47.33% +3.95%
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
30-Day
Standardized
Yield
8
Taxable Equivalent
30-Day
Standardized Yield
7
A 2.06% 3.84% 0.79% 1.47%
Advisor 2.38% 4.43% 1.07% 1.99%
See page 21 for Performance Summary footnotes.

Franklin Georgia Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
See page 21 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(3/1/11– 2/28/21 )
Advisor Class
(3/1/11– 2/28/21 )

Franklin Georgia Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Puerto Rico municipal bonds have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Effective 9/15/16, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 9/15/16, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 9/15/16, actual Advisor Class performance is used reflecting all charges and fees applicable to that class.
6. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor Class) per share on 2/28/21.
7. Taxable equivalent distribution rate and yield assume the published rates as of 12/17/20 for the maximum combined effective federal and Georgia personal income tax rate of 46.30%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Source: Morningstar. The Bloomberg Barclays Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have at least one year to final maturity and be rated investment grade (Baa3/BBB- or higher) by at least two of the following agencies: Moody’s, S&P and Fitch.
10. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/20–2/28/21)
Share Class
Net Investment
Income
A $0.294167
A1 $0.312002
C $0.246313
R6 $0.328550
Advisor $0.323883
Total Annual Operating Expenses
10
Share Class
A 0.86%
Advisor 0.61%

Your Fund’s Expenses
Franklin Georgia Tax-Free Income Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/20
Ending
Account
Value 2/28/21
Expenses
Paid During
Period
9/1/20–2/28/21
1,2
Ending
Account
Value 2/28/21
Expenses
Paid During
Period
9/1/20–2/28/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,005.87 $4.23 $1,020.58 $4.26 0.85%
A1 $1,000 $1,006.61 $3.50 $1,021.31 $3.52 0.70%
C $1,000 $1,003.80 $5.23 $1,019.57 $5.27 1.05%
R6 $1,000 $1,007.27 $2.75 $1,022.06 $2.77 0.55%
Advisor $1,000 $1,007.10 $3.00 $1,021.81 $3.02 0.60%

franklintempleton.com
Annual Report
Franklin Kentucky Tax-Free Income Fund
This annual report for Franklin Kentucky Tax-Free Income
Fund covers the fiscal year ended February 28, 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and Kentucky personal income
taxes as is consistent with prudent investment management
and the preservation of shareholders’ capital by normally
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs),
such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below
Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $11.24 on February 29, 2020, to
$10.97 on February 28, 2021. The Fund’s Class A shares
paid dividends totaling 26.9993 cents per share for the
same period.
2
The Performance Summary beginning on
page 25 shows that at the end of this reporting period the
Fund’s Class A shares’ distribution rate was 2.03%, based
on an annualization of February’s 1.9271 cents per share
monthly dividend and the maximum offering price of $11.40
on February 28, 2021. An investor in the 2021 maximum
combined effective federal and Kentucky personal income
*
Does not include cash and cash equivalents.
**
Includes all refunded bonds; the percentage may differ from that in the Credit
Quality Composition.
tax bracket of 45.80% (including 3.80% Medicare tax)
would need to earn a distribution rate of 3.75% from a
taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Commonwealth Update
During the 12-month period, Kentucky’s economy was
hindered by the COVID-19 pandemic but started improving
later in 2020 amid eased pandemic restrictions. The
commonwealth’s job losses spiked in April, but since
then its recovery has surpassed the nation’s, buoyed
by transportation and logistics businesses. Kentucky’s
unemployment rate began the period at 4.2% and ended
at 5.2%, compared with the 6.2% national rate.
3
Kentucky
reported a fiscal year (FY) 2020 surplus after outperforming its revised FY 2020 revenue estimates, coupled with agency
spending holdbacks and enhanced Medicaid support.
Kentucky’s first-quarter FY 2021 revenue increased year-
over-year, and the governor’s FY 2022 budget proposed
more spending for school construction and raises for
Credit Quality Composition
*
2/28/21
Ratings
% of Total
Investments
AAA 3.20%
AA 46.65%
A 33.05%
BBB 13.02%
Refunded 4.08%
Portfolio Composition
2/28/21
% of Total
Investments
*
Utilities 25.36%
Subject to Government Appropriations 23.97%
Higher Education 22.53%
Hospital & Health Care 10.63%
Refunded** 7.27%
Housing 3.10%
Other Revenue 2.89%
Tax-Supported 2.13%
Transportation 2.12%
1. For investors subject to alternative minimum tax, a small portion of the Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid impo-
sition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Bureau of Labor Statistics.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 89 .

Franklin Kentucky Tax-Free Income Fund

franklintempleton.com
Annual Report
teachers and other public employees. The commonwealth’s
net tax-supported debt was $2,278 per capita and 5.2%
of personal income, above the $1,071 and 2.0% national
medians, respectively.
4
During the period, independent credit
rating agency Standard & Poor’s (S&P) affirmed Kentucky’s
issuer credit A rating with a stable outlook.
5
The rating
reflected S&P’s expectation that Kentucky’s budgeting may
weaken amid a slower economy, lower revenues, market
volatility, high fixed costs and underfunded pensions. S&P’s stable outlook is based on Kentucky’s recently improved
pension funding and its commitment to long-term, structurally balanced, sustainable budgeting.
Manager’s Discussion
We used various investment strategies during the 12 months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin
Kentucky Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
4. Source: Moody’s Investors Service, State government – U.S.: Medians – State debt declined in 2019, but likely to grow in coming years
,
5/12/20.
5. This does not indicate S&P’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information

Performance Summary as of February 28, 2021
Franklin Kentucky Tax-Free Income Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28 /2 1
Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
1-Year +0.02% -3.73%
5-Year +12.97% +1.69%
10-Year +43.21% +3.26%
Advisor
5
1-Year +0.27% +0.27%
5-Year +13.80% +2.62%
10-Year +44.22% +3.73%
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
30-Day
Standardized
Yield
8
Taxable Equivalent
30-Day
Standardized Yield
7
A 2.03% 3.75% 0.96% 1.77%
Advisor 2.35% 4.34% 1.25% 2.31%
See page 27 for Performance Summary footnotes.

Franklin Kentucky Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
See page 27 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(3/1/11– 2/28/21 )
Advisor Class
(3/1/11– 2/28/21 )

Franklin Kentucky Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Effective 9/15/16, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 9/15/16, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 9/15/16, actual Advisor Class performance is used reflecting all charges and fees applicable to that class.
6. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor Class) per share on 2/28/21.
7. Taxable equivalent distribution rate and yield assume the published rates as of 12/17/20 for the maximum combined effective federal and Kentucky personal income tax rate of 45.80%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Source: Morningstar. The Bloomberg Barclays Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have at least one year to final maturity and be rated investment grade (Baa3/BBB- or higher) by at least two of the following agencies: Moody’s, S&P and Fitch.
10. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/20–2/28/21)
Share Class
Net Investment
Income
A $0.269993
A1 $0.286446
R6 $0.301176
Advisor $0.297367
Total Annual Operating Expenses
10
Share Class
A 0.97%
Advisor 0.72%

Your Fund’s Expenses
Franklin Kentucky Tax-Free Income Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/20
Ending
Account
Value 2/28/21
Expenses
Paid During
Period
9/1/20–2/28/21
1, 2
Ending
Account
Value 2/28/21
Expenses
Paid During
Period
9/1/20–2/28/21
1, 2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,005.49 $4.82 $1,019.99 $4.86 0.97%
A1 $1,000 $1,006.24 $4.10 $1,020.71 $4.13 0.82%
R6 $1,000 $1,007.78 $3.46 $1,021.35 $3.48 0.69%
Advisor $1,000 $1,006.72 $3.59 $1,021.21 $3.62 0.72%

franklintempleton.com
Annual Report
Franklin Louisiana Tax-Free Income Fund
This annual report for Franklin Louisiana Tax-Free Income
Fund covers the fiscal year ended February 28, 2021.
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and Louisiana personal income
taxes as is consistent with prudent investment management
and the preservation of shareholders’ capital by normally
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs),
such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below
Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $11.55 on February 29, 2020, to
$11.28 on February 28, 2021. The Fund’s Class A shares
paid dividends totaling 27.6834 cents per share for the same period.
2
The Performance Summary beginning on page 31
shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 2.14%, based on an
annualization of February’s 2.0888 cents per share monthly
dividend and the maximum offering price of $11.72 on
February 28, 2021. An investor in the 2021 maximum
*
Does not include cash and cash equivalents.
**
Includes all refunded bonds; the percentage may differ from that in the Credit
Quality Composition.
combined effective federal and Louisiana personal income
tax bracket of 46.80% (including 3.80% Medicare tax)
would need to earn a distribution rate of 4.02% from a
taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the 12-month period, Louisiana’s economy was
hindered by the COVID-19 pandemic, particularly the
leisure and hospitality sectors, and by falling oil prices. The state’s slow population growth, high poverty rate and low
per-capita personal income also constrained the economy,
which started improving later in 2020 amid eased pandemic
restrictions. Louisiana’s unemployment rate began the
period at 5.2% and ended at 7.6%, compared with the 6.2%
national rate.
3
The state balanced its recent budgets, and
Louisiana’s fiscal year (FY) 2021 budget has benefited from
better-than-expected revenue that has offset additional
expenses and reduced the need for budget reductions.
Credit Quality Composition
*
2/28/21
Ratings
% of Total
Investments
AAA 0.72%
AA 44.58%
A 36.45%
BBB 3.27%
Below Investment Grade 1.11%
Refunded 10.72%
Not Rated 3.15%
Portfolio Composition
2/28/21
% of Total
Investments
*
Refunded** 18.82%
Tax-Supported 16.10%
Hospital & Health Care 13.71%
Higher Education 12.68%
Transportation 12.42%
General Obligation 9.32%
Utilities 9.00%
Housing 3.06%
Other Revenue 2.46%
Subject to Government Appropriations 2.43%
1. For investors subject to alternative minimum tax, a small portion of the Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid impo-
sition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Bureau of Labor Statistics.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
97
.

Franklin Louisiana Tax-Free Income Fund

franklintempleton.com
Annual Report
The state’s net tax-supported debt was $1,545 per capita
and 3.2% of personal income, above the $1,071 and 2.0%
national medians, respectively.
4
Independent credit rating
agency Moody’s Investors Service maintained Louisiana’s
general obligation bonds’ Aa3 rating and revised the outlook to positive from stable.
5
The rating reflected Moody’s view of
Louisiana’s moderate debt and pension liabilities, its positive financial management practices, and challenges including
its revenue volatility related to dependence on the energy
sector, limits on raising revenue and reducing expenditures, and slow population growth and low relative income levels.
The stable outlook recognized the state’s progress in
restoring its reserves and liquidity.
Manager’s Discussion
We used various investment strategies during the 12 months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin
Louisiana Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
4. Source: Moody’s Investors Service, State government – U.S.: Medians – State debt declined in 2019, but likely to grow in coming years
,
5/12/20.
5. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.

Performance Summary as of February 28, 2021
Franklin Louisiana Tax-Free Income Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/21
Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
1-Year +0.09% -3.67%
5-Year +14.19% +1.91%
10-Year +46.19% +3.47%
Advisor
5
1-Year +0.34% +0.34%
5-Year +15.14% +2.86%
10-Year +47.35% +3.95%
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
30-Day
Standardized
Yield
8
Taxable Equivalent
30-Day
Standardized Yield
7
A 2.14% 4.02% 1.18% 2.22%
Advisor 2.46% 4.62% 1.48% 2.78%
See page 33 for Performance Summary footnotes.

Franklin Louisiana Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
See page 33 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(3/1/11– 2/28/21 )
Advisor Class
(3/1/11– 2/28/21 )

Franklin Louisiana Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Puerto Rico municipal bonds have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Effective 9/15/16, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 9/15/16, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 9/15/16, actual Advisor Class performance is used reflecting all charges and fees applicable to that class.
6. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor Class) per share on 2/28/21.
7. Taxable equivalent distribution rate and yield assume the published rates as of 12/17/20 for the maximum combined effective federal and Louisiana personal income tax rate of 46.80%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Source: Morningstar. The Bloomberg Barclays Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have at least one year to final maturity and be rated investment grade (Baa3/BBB- or higher) by at least two of the following agencies: Moody’s, S&P and Fitch.
10. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/20–2/28/21)
Share Class
Net Investment
Income
A $0.276834
A1 $0.293722
C $0.231689
R6 $0.309218
Advisor $0.304950
Total Annual Operating Expenses
10
Share Class
A 0.86%
Advisor 0.61%

Your Fund’s Expenses
Franklin Louisiana Tax-Free Income Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/20
Ending
Account
Value 2/28/21
Expenses
Paid During
Period
9/1/20–2/28/21
1, 2
Ending
Account
Value 2/28/21
Expenses
Paid During
Period
9/1/20–2/28/21
1, 2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,010.02 $4.33 $1,020.49 $4.35 0.87%
A1 $1,000 $1,011.67 $3.60 $1,021.21 $3.62 0.72%
C $1,000 $1,007.88 $6.25 $1,018.57 $6.29 1.26%
R6 $1,000 $1,012.36 $2.90 $1,021.92 $2.91 0.58%
Advisor $1,000 $1,012.16 $3.10 $1,021.72 $3.11 0.62%

franklintempleton.com
Annual Report
Franklin Maryland Tax-Free Income Fund
This annual report for Franklin Maryland Tax-Free Income
Fund covers the fiscal year ended February 28, 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and Maryland personal income
taxes as is consistent with prudent investment management
and the preservation of shareholders’ capital by normally
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs),
such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below
Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $11.35 on February 29, 2020, to
$10.97 on February 28, 2021. The Fund’s Class A shares
paid dividends totaling 28.2720 cents per share for the
same period.
2
The Performance Summary beginning on
page 37 shows that at the end of this reporting period the
Fund’s Class A shares’ distribution rate was 2.02%, based
on an annualization of February’s 1.9189 cents per share
monthly dividend and the maximum offering price of $11.40
on February 28, 2021. An investor in the 2021 maximum
combined effective federal and Maryland personal income
tax bracket of 49.75% (including 3.80% Medicare tax)
would need to earn a distribution rate of 4.02% from a
taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the 12-month period, Maryland’s economy was
hindered by the COVID-19 pandemic but started improving
later in 2020 amid eased pandemic restrictions. Maryland’s
economy was supported by high personal income levels as
a significant federal presence with proximity to the nation’s capital provided well-paid civilian and national defense jobs.
The state’s unemployment rate began the period at 3.5%
and ended at 6.2%, compared with the 6.2% national rate.
3
Maryland cut fiscal year (FY) 2020 spending as revenues
declined during the period, helping to close the FY 2020
budget shortfall and create a large surplus to address gaps
in FY 2021 and 2022. The state’s net tax-supported debt was
$2,323 per capita and 3.5% of personal income, above the
Credit Quality Composition
*
2/28/21
Ratings
% of Total
Investments
AAA 19.99%
AA 34.10%
A 24.28%
BBB 12.59%
Below Investment Grade 0.72%
Refunded 5.45%
Not Rated 2.87%
Portfolio Composition
2/28/21
% of Total
Investments
*
Hospital & Health Care 21.47%
General Obligation 15.19%
Housing 12.52%
Transportation 12.27%
Utilities 11.76%
Higher Education 10.09%
Other Revenue 9.39%
Refunded** 5.45%
Subject to Government Appropriations 1.43%
Tax-Supported 0.43%
*
Does not include cash and cash equivalents.
**
Includes all refunded bonds; the percentage may differ from that in the Credit Quality
Composition.
1. For investors subject to alternative minimum tax, a small portion of the Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid impo-
sition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Bureau of Labor Statistics.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
106
.

Franklin Maryland Tax-Free Income Fund

franklintempleton.com
Annual Report
$1,071 and 2.0% national medians, respectively.
4
Independent credit rating agency Standard & Poor’s (S&P)
maintained the state’s general obligation bonds’ AAA rating
with a stable outlook.
5
The rating reflected S&P’s view of
Maryland’s slow-growing economy during mature periods
of economic expansion, offset by its strong wealth and
income levels, and long history of proactive financial, budget and debt management. The stable outlook was based on
S&P’s expectation of continued fiscal stress that will require continued structural balance and prudent management of
the state’s debt.
Manager’s Discussion
We used various investment strategies during the 12 months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin
Maryland Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
4. Source: Moody’s Investors Service, State government – U.S.: Medians – State debt declined in 2019, but likely to grow in coming years
,
5/12/20.
5. This does not indicate S&P’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.

Performance Summary as of February 28, 2021
Franklin Maryland Tax-Free Income Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/21
Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
.
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
1-Year -0.84% -4.56%
5-Year +12.54% +1.61%
10-Year +40.84% +3.09%
Advisor
1-Year -0.68% -0.68%
5-Year +13.62% +2.59%
10-Year +42.85% +3.63%
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
6
A 2.02% 4.02% 0.81% 1.61%
Advisor 2.33% 4.64% 1.09% 2.17%
See page 39 for Performance Summary footnotes.

Franklin Maryland Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
See page 39 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(3/1/11– 2/28/21 )
Advisor Class
(3/1/11– 2/28/21 )

Franklin Maryland Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Puerto Rico municipal bonds have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor Class) per share on 2/28/21.
6. Taxable equivalent distribution rate and yield assume the published rates as of 12/17/20 for the maximum combined effective federal and Maryland state and local personal income tax rate of 49.75%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Source: Morningstar. The Bloomberg Barclays Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have at least one year to final maturity and be rated investment grade (Baa3/BBB- or higher) by at least two of the following agencies: Moody’s, S&P and Fitch.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/20–2/28/21)
Share Class
Net Investment
Income
A $0.282720
A1 $0.299204
C $0.238347
R6 $0.315156
Advisor $0.310235
Total Annual Operating Expenses
9
Share Class
A 0.88%
Advisor 0.63%

Your Fund’s Expenses
Franklin Maryland Tax-Free Income Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/20
Ending
Account
Value 2/28/21
Expenses
Paid During
Period
9/1/20–2/28/21
1, 2
Ending
Account
Value 2/28/21
Expenses
Paid During
Period
9/1/20–2/28/21
1, 2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,004.98 $4.33 $1,020.48 $4.36 0.87%
A1 $1,000 $1,004.80 $3.59 $1,021.21 $3.62 0.72%
C $1,000 $1,001.99 $6.21 $1,018.59 $6.27 1.25%
R6 $1,000 $1,006.40 $2.85 $1,021.95 $2.88 0.57%
Advisor $1,000 $1,005.29 $3.09 $1,021.72 $3.11 0.62%

franklintempleton.com
Annual Report
Franklin Missouri Tax-Free Income Fund
This annual report for Franklin Missouri Tax-Free Income
Fund covers the fiscal year ended February 28, 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and Missouri personal income
taxes as is consistent with prudent investment management
and the preservation of shareholders’ capital by normally
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $12.09 on February 29, 2020, to
$11.85 on February 28, 2021. The Fund’s Class A shares
paid dividends totaling 28.6690 cents per share for the
same period.
2
The Performance Summary beginning on
page 43 shows that at the end of this reporting period the
Fund’s Class A shares’ distribution rate was 2.10%, based
on an annualization of February’s 2.1529 cents per share
monthly dividend and the maximum offering price of $12.31
on February 28, 2021. An investor in the 2021 maximum
combined effective federal and Missouri personal income
tax bracket of 46.20% (including 3.80% Medicare tax) would
need to earn a distribution rate of 3.90% from a taxable
*
Does not include cash and cash equivalents.
**
Includes all refunded bonds; the percentage may differ from that in the Credit
Quality Composition.
investment to match the Fund’s Class A tax-free distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the 12-month period, Missouri’s economy declined
amid the novel coronavirus pandemic, but it experienced
a relatively shorter economic shutdown, aided by its high
industrial and employment diversity and low business
operating costs. The state’s unemployment rate began
the period at 3.6% and ended at 4.2%, compared with
the 6.2% national rate.
3
Missouri’s strong finances at the
start of the pandemic and its expenditure flexibility helped mitigate revenue declines. In response to reduced state
general revenue compared to fiscal year (FY) 2019, Missouri
reduced spending and its workforce across state agencies
to balance the FY 2020 budget. Anticipating further revenue
declines in FY 2021, the state reduced general revenue
appropriations, while assuming a modest revenue growth
Credit Quality Composition
*
2/28/21
Ratings
% of Total
Investments
AAA 9.77%
AA 43.85%
A 30.30%
BBB 9.82%
Below Investment Grade 1.99%
Refunded 4.27%
*Securities, except for those labeled Not Rated, are assigned ratings by one or more
Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as
Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment man-
ager as part of its independent securities analysis. When ratings from multiple agen-
cies are available, the highest is used, consistent with the portfolio investment process.
Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.
Portfolio Composition
2/28/21
% of Total
Investments
*
Utilities 28.66%
Hospital & Health Care 20.99%
General Obligation 14.32%
Transportation 11.55%
Higher Education 8.14%
Refunded** 5.44%
Subject to Government Appropriations 4.58%
Tax-Supported 4.34%
Corporate-Backed 1.09%
Housing 0.79%
Other Revenue 0.10%
1. For investors subject to alternative minimum tax, a small portion of the Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid impo-
sition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Bureau of Labor Statistics.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
114
.

Franklin Missouri Tax-Free Income Fund

franklintempleton.com
Annual Report
over FY 2020. The state’s net tax-supported debt was $464
per capita and 0.9% of personal income, below the $1,071
and 2.0% national medians, respectively.
4
Independent
credit rating agency Moody’s Investors Service maintained
the state’s general obligation bonds’ Aaa rating with a stable outlook.
5
The rating reflected Moody’s view of Missouri’s
strong executive powers to address revenue shortfalls,
stable budget reserves, historically conservative fiscal
policies and below-average debt and pension burden.
According to Moody’s, credit challenges include limits to the state’s ability to increase revenue and pandemic-induced
economic disruptions.
Manager’s Discussion
We used various investment strategies during the 12 months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin
Missouri Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
4. Source: Moody’s Investors Service, State government – U.S.: Medians – State debt declined in 2019, but likely to grow in coming years
,
5/12/20.
5. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.

Performance Summary as of February 28, 2021
Franklin Missouri Tax-Free Income Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/21
Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
1-Year +0.41% -3.35%
5-Year +14.20% +1.91%
10-Year +43.99% +3.32%
Advisor
1-Year +0.66% +0.66%
5-Year +15.10% +2.85%
10-Year +45.91% +3.85%
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
6
A 2.10% 3.90% 0.90% 1.67%
Advisor 2.41% 4.48% 1.18% 2.19%
See page 45 for Performance Summary footnotes.

Franklin Missouri Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
See page 45 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(3/1/11– 2/28/21 )
Advisor Class
(3/1/11– 2/28/21 )

Franklin Missouri Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Puerto Rico municipal bonds have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor Class) per share on 2/28/21.
6. Taxable equivalent distribution rate and yield assume the published rates as of 12/17/20 for the maximum combined effective federal and Missouri personal income tax rate of 46.20%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Source: Morningstar. The Bloomberg Barclays Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have at least one year to final maturity and be rated investment grade (Baa3/BBB- or higher) by at least two of the following agencies: Moody’s, S&P and Fitch.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/20–2/28/21)
Share Class
Net Investment
Income
A $0.286690
A1 $0.304410
C $0.239280
R6 $0.320080
Advisor $0.316230
Total Annual Operating Expenses
9
Share Class
A 0.81%
Advisor 0.56%

Your Fund’s Expenses
Franklin Missouri Tax-Free Income Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/20
Ending
Account
Value 2/28/21
Expenses
Paid During
Period
9/1/20–2/28/21
1,2
Ending
Account
Value 2/28/21
Expenses
Paid During
Period
9/1/20–2/28/21
1.2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,006.81 $4.03 $1,020.78 $4.06 0.81%
A1 $1,000 $1,007.56 $3.30 $1,021.51 $3.32 0.66%
C $1,000 $1,005.60 $5.99 $1,018.83 $6.03 1.20%
R6 $1,000 $1,008.19 $2.64 $1,022.16 $2.66 0.53%
Advisor $1,000 $1,008.04 $2.80 $1,022.01 $2.82 0.56%

franklintempleton.com
Annual Report
Franklin North Carolina Tax-Free Income Fund
This annual report for Franklin North Carolina Tax-Free
Income Fund covers the fiscal year ended February 28,
2021 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and North Carolina personal
income taxes as is consistent with prudent investment
management and the preservation of shareholders’ capital
by normally investing at least 80% of its total assets in
securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $11.84 on February 29, 2020, to
$11.62 on February 28, 2021. The Fund’s Class A shares
paid dividends totaling 26.3010 cents per share for the
same period.
2
The Performance Summary beginning on
page 49 shows that at the end of this reporting period the
Fund’s Class A shares’ distribution rate was 1.94%, based
on an annualization of February’s 1.9556 cents per share
monthly dividend and the maximum offering price of $12.07
on February 28, 2021. An investor in the 2021 maximum
combined effective federal and North Carolina personal
income tax bracket of 46.05% (including 3.80% Medicare
tax) would need to earn a distribution rate of 3.60% from
a taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the 12-month period, North Carolina suffered from
economic disruptions amid the novel coronavirus pandemic,
especially in 2020’s first half, but the state’s diverse
workforce cushioned the impact. The state’s unemployment
rate began the period at 3.6% and ended at 5.7%, compared
with the 6.2% national rate.
3
North Carolina’s legislature
has not passed the fiscal years (FY) 2019-2021 biennium
budget, given differences with the governor on spending
priorities, but continued allocation of state funds at previously authorized levels is allowed until the FY 2019-2021 budget
is enacted. The state’s net tax-supported debt was $586 per
capita and 1.2% of personal income, lower than the $1,071
and 2.0% national medians, respectively.
4
Independent
credit rating agency Moody’s Investors Service maintained
Credit Quality Composition
*
2/28/21
Ratings
% of Total
Investments
AAA 17.99%
AA 57.23%
A 3.14%
BBB 4.65%
Below Investment Grade 0.42%
Refunded 16.57%
*Securities, except for those labeled Not Rated, are assigned ratings by one or more
Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as
Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment man-
ager as part of its independent securities analysis. When ratings from multiple agen-
cies are available, the highest is used, consistent with the portfolio investment process.
Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.
Portfolio Composition
2/28/21
% of Total
Investments
*
Higher Education 21.40%
Hospital & Health Care 16.80%
Refunded** 16.73%
Utilities 14.02%
Transportation 11.12%
General Obligation 10.07%
Housing 5.48%
Subject to Government Appropriations 3.66%
Other Revenue 0.72%
*
Does not include cash and cash equivalents.
**
Includes all refunded bonds; the percentage may differ from that in the Credit Quality
Composition.
1. For investors subject to alternative minimum tax, a small portion of the Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid impo-
sition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Bureau of Labor Statistics.
4. Source: Moody’s Investors Service, State government – U.S.: Medians – State debt declined in 2019, but likely to grow in coming years , 5/12/20.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
124
.

Franklin North Carolina Tax-Free Income Fund

franklintempleton.com
Annual Report
the state’s general obligation bonds’ Aaa rating with a
stable outlook.
5
The rating and outlook reflect Moody’s
view of North Carolina’s diverse economy with strong
employment and population growth before the pandemic,
history of conservative fiscal management and budgeting,
strong executive powers to cut spending, and commitment
to maintain healthy reserves and affordable debt and
pensions. According to Moody’s, credit challenges include
controlling expenditures amid more limited resources, as
well as differing budget priorities between the governor and legislature that has delayed budget adoption.
Manager’s Discussion
We used various investment strategies during the 12 months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin North
Carolina Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
5. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.

Performance Summary as of February 28, 2021
Franklin North Carolina Tax-Free Income Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/21
Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
1-Year +0.38% -3.39%
5-Year +12.20% +1.55%
10-Year +37.93% +2.87%
Advisor
1-Year +0.63% +0.63%
5-Year +13.19% +2.51%
10-Year +39.80% +3.41%
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
6
A 1.94% 3.60% 1.27% 2.35%
Advisor 2.25% 4.17% 1.57% 2.91%
See page 51 for Performance Summary footnotes.

Franklin North Carolina Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
See page 51 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(3/1/11– 2/28/21 )
Advisor Class
(3/1/11– 2/28/21 )

Franklin North Carolina Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor Class) per share on 2/28/21.
6. Taxable equivalent distribution rate and yield assume the published rates as of 12/17/20 for the maximum combined effective federal and North Carolina personal income tax rate of 46.05%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Source: Morningstar. The Bloomberg Barclays Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have at least one year to final maturity and be rated investment grade (Baa3/BBB- or higher) by at least two of the following agencies: Moody’s, S&P and Fitch.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/20–2/28/21)
Share Class
Net Investment
Income
A $0.263010
A1 $0.280470
C $0.216100
R6 $0.295830
Advisor $0.292110
Total Annual Operating Expenses
9
Share Class
A 0.82%
Advisor 0.57%

Your Fund’s Expenses
Franklin North Carolina Tax-Free Income Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 (
i
f your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/20
Ending
Account
Value 2/28/21
Expenses
Paid During
Period
9/1/20–2/28/21
1,2
Ending
Account
Value 2/28/21
Expenses
Paid During
Period
9/1/20–2/28/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,001.43 $4.01 $1,020.78 $4.05 0.81%
A1 $1,000 $1,001.32 $3.28 $1,021.51 $3.32 0.66%
C $1,000 $998.60 $5.91 $1,018.88 $5.97 1.19%
R6 $1,000 $1,001.96 $2.62 $1,022.17 $2.65 0.53%
Advisor $1,000 $1,002.66 $2.79 $1,022.01 $2.81 0.56%

franklintempleton.com
Annual Report
Franklin Virginia Tax-Free Income Fund
This annual report for Franklin Virginia Tax-Free Income
Fund covers the fiscal year ended February 28, 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and Virginia personal income
taxes as is consistent with prudent investment management
and the preservation of shareholders’ capital by normally
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs),
such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below
Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $11.42 on February 29, 2020, to
$11.13 on February 28, 2021. The Fund’s Class A shares
paid dividends totaling 22.2688 cents per share for the
same period.
2
The Performance Summary beginning on
page 55 shows that at the end of this reporting period the
Fund’s Class A shares’ distribution rate was 1.59%, based
on an annualization of February’s 1.5340 cents per share
monthly dividend and the maximum offering price of $11.56
on February 28, 2021. An investor in the 2021 maximum
combined effective federal and Virginia personal income
tax bracket of 46.55% (including 3.80% Medicare tax)
would need to earn a distribution rate of 2.97% from a
taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Commonwealth Update
During the 12 months under review, Virginia’s economy was
curtailed by the disruptions caused by the novel coronavirus pandemic, although less severely than other states, due
partly to the sizable federal government presence and
the commonwealth’s growing technology-related services
industry. Virginia’s unemployment rate began the period at
2.5% and ended at 5.2%, compared with the 6.2% national
rate.
3
The commonwealth’s fiscal-year 2020 revenue was
higher than the previous year, although it fell short of the official forecast. Due to uncertainties surrounding the
pandemic, Virginia suspended all new spending originally
adopted in the fiscal 2020-2022 biennium budget. Virginia’s
net tax-supported debt was $1,677 per capita and 2.8% of
personal income, higher than the $1,071 and 2.0% national
Credit Quality Composition
*
2/28/21
Ratings
% of Total
Investments
AAA 28.74%
AA 53.13%
A 5.23%
BBB 5.04%
Below Investment Grade 0.42%
Refunded 6.66%
Not Rated 0.78%
Portfolio Composition
2/28/21
% of Total
Investments
*
Transportation 19.51%
Utilities 18.55%
Hospital & Health Care 17.38%
Refunded** 16.45%
General Obligation 15.45%
Higher Education 4.41%
Subject to Government Appropriations 4.12%
Other Revenue 2.57%
Housing 1.56%
*
Does not include cash and cash equivalents.
**
Includes all refunded bonds; the percentage may differ from that in the Credit Quality
Composition.
1. For investors subject to alternative minimum tax, a small portion of the Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid impo-
sition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Bureau of Labor Statistics.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
134
.

Franklin Virginia Tax-Free Income Fund

franklintempleton.com
Annual Report
medians, respectively.
4
Independent credit rating agency
Moody’s Investors Service maintained Virginia’s general
obligation bonds’ Aaa rating with a stable outlook.
5
The rating
reflected Moody’s view of the commonwealth’s history of
conservative fiscal management, as well as strong debt and
pension management practices leading to below average
overall liabilities, offset by education and transportation
needs given more limited resources, and vulnerability to
federal downsizing. The stable outlook reflected Moody’s
opinion that Virginia’s strong governance and financial
management structure will help the commonwealth maintain
budgetary balance despite uncertainties amid the pandemic.
Manager’s Discussion
We used various investment strategies during the 12 months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin
Virginia Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
4. Source: Moody’s Investors Service, State government – U.S.: Medians – State debt declined in 2019, but likely to grow in coming years
,
5/12/20.
5. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.

Performance Summary as of February 28, 2021
Franklin Virginia Tax-Free Income Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/21
Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
1-Year -0.58% -4.31%
5-Year +11.48% +1.42%
10-Year +38.93% +2.95%
Advisor
1-Year -0.42% -0.42%
5-Year +12.46% +2.38%
10-Year +40.79% +3.48%
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
6
A 1.59% 2.97% 0.88% 1.65%
Advisor 1.89% 3.54% 1.17% 2.19%
See page 57 for Performance Summary footnotes.

Franklin Virginia Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
See page 57 for Performance Summary footnotes
.
Total Return Index Comparison for a Hypothetical $10,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(3/1/11– 2/28/21 )
Advisor Class
(3/1/11– 2/28/21 )

Franklin Virginia Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Puerto Rico municipal bonds have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor Class) per share on 2/28/21.
6. Taxable equivalent distribution rate and yield assume the published rates as of 12/17/20 for the maximum combined effective federal and Virginia personal income tax rate of 46.55%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Source: Morningstar. The Bloomberg Barclays Municipal Bond Index is a market value- weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have at least one year to final maturity and be rated investment grade (Baa3/BBB- or higher) by at least two of the following agencies: Moody’s, S&P and Fitch.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/20–2/28/21)
Share Class
Net Investment
Income
A $0.222688
A1 $0.239426
C $0.177576
R6 $0.255164
Advisor $0.250615
Total Annual Operating Expenses
9
Share Class
A 0.84%
Advisor 0.59%

Your Fund’s Expenses
Franklin Virginia Tax-Free Income Fund
58
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/20
Ending
Account
Value 2/28/21
Expenses
Paid During
Period
9/1/20–2/28/21
1, 2
Ending
Account
Value 2/28/21
Expenses
Paid During
Period
9/1/20–2/28/21
1, 2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $999.37 $4.17 $1,020.62 $4.21 0.84%
A1 $1,000 $999.21 $3.44 $1,021.35 $3.48 0.69%
C $1,000 $996.53 $6.08 $1,018.71 $6.15 1.23%
R6 $1,000 $999.90 $2.73 $1,022.06 $2.76 0.55%
Advisor $1,000 $999.70 $2.94 $1,021.86 $2.97 0.59%

Franklin Tax-Free Trust
Financial Highlights
Franklin Alabama Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
59
a
Year Ended February 28, Year Ended
February 28,
2019
b
2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ............................................ $11.40 $10.85 $10.79
Income from investment operations
c
:
Net investment income
d
.................................................. 0.28 0.30 0.15
Net realized and unrealized gains (losses) .................................... (0.23) 0.57 0.06
Total from investment operations ............................................. 0.05 0.87 0.21
Less distributions from:
Net investment income ................................................... (0.27) (0.32) (0.15)
Net asset value, end of year ................................................ $11.18 $11.40 $10.85
Total return
e
............................................................ 0.49% 8.08% 1.98%
Ratios to average net assets
f
Expenses
g
............................................................. 0.91% 0.91% 0.92%
Net investment income .................................................... 2.46% 2.70% 2.91%
Supplemental data
Net assets, end of year (000’s) .............................................. $30,415 $16,423 $7,334
Portfolio turnover rate ..................................................... 24.03% 4.87% 8.57%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
60
a
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.38 $10.84 $10.88 $11.16 $11.35
Income from investment operations
b
:
Net investment income
c
......................... 0.30 0.32 0.33 0.35 0.39
Net realized and unrealized gains (losses) ........... (0.23) 0.55 (0.04) (0.27) (0.20)
Total from investment operations .................... 0.07 0.87 0.29 0.08 0.19
Less distributions from:
Net investment income .......................... (0.29) (0.33) (0.33) (0.36) (0.38)
Net asset value, end of year ....................... $11.16 $11.38 $10.84 $10.88 $11.16
Total return
d
................................... 0.64% 8.16% 2.76% 0.72% 1.69%
Ratios to average net assets
Expenses ..................................... 0.77%
e
0.76%
e
0.77%
e
0.74% 0.72%
Net investment income ........................... 2.66% 2.85% 3.06% 3.16% 3.38%
Supplemental data
Net assets, end of year (000’s) ..................... $174,802 $186,486 $188,290 $208,340 $225,050
Portfolio turnover rate ............................ 24.03% 4.87% 8.57% 14.66% 16.81%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
61
a
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.54 $10.98 $11.02 $11.30 $11.49
Income from investment operations
b
:
Net investment income
c
......................... 0.24 0.26 0.27 0.29 0.33
Net realized and unrealized gains (losses) ........... (0.23) 0.57 (0.04) (0.27) (0.20)
Total from investment operations .................... 0.01 0.83 0.23 0.02 0.13
Less distributions from:
Net investment income .......................... (0.23) (0.27) (0.27) (0.30) (0.32)
Net asset value, end of year ....................... $11.32 $11.54 $10.98 $11.02 $11.30
Total return
d
................................... (0.01)% 7.68% 2.15% 0.16% 1.11%
Ratios to average net assets
Expenses ..................................... 1.31%
e
1.31%
e
1.32%
e
1.29% 1.27%
Net investment income ........................... 2.10% 2.30% 2.51% 2.61% 2.83%
Supplemental data
Net assets, end of year (000’s) ..................... $23,374 $31,175 $30,641 $45,422 $55,619
Portfolio turnover rate ............................ 24.03% 4.87% 8.57% 14.66% 16.81%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
62
a
Year Ended February 28, Year Ended
February 28,
2018
b
2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $11.39 $10.84 $10.88 $11.13
Income from investment operations
c
:
Net investment income
d
...................................... 0.31 0.33 0.35 0.22
Net realized and unrealized gains (losses) ........................ (0.22) 0.57 (0.04) (0.26)
Total from investment operations ................................. 0.09 0.90 0.31 (0.04)
Less distributions from:
Net investment income ....................................... (0.31) (0.35) (0.35) (0.21)
Net asset value, end of year .................................... $11.17 $11.39 $10.84 $10.88
Total return
e
................................................ 0.77% 8.39% 2.78% (0.26)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ................... 0.65% 0.65% 0.65% 0.66%
Expenses net of waiver and payments by affiliates .................... 0.63%
g
0.63%
g
0.63%
g
0.61%
Net investment income ........................................ 2.78% 2.98% 3.20% 3.29%
Supplemental data
Net assets, end of year (000’s) .................................. $1,756 $1,664 $824 $1,516
Portfolio turnover rate ......................................... 24.03% 4.87% 8.57% 14.66%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
63
a
Year Ended February 28, Year Ended
February 28,
2017
b
2021 2020
a
2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.39 $10.84 $10.88 $11.16 $11.49
Income from investment operations
c
:
Net investment income
d
......................... 0.31 0.33 0.34 0.36 0.18
Net realized and unrealized gains (losses) ........... (0.23) 0.56 (0.04) (0.27) (0.33)
Total from investment operations .................... 0.08 0.89 0.30 0.09 (0.15)
Less distributions from:
Net investment income .......................... (0.30) (0.34) (0.34) (0.37) (0.18)
Net asset value, end of year ....................... $11.17 $11.39 $10.84 $10.88 $11.16
Total return
e
................................... 0.74% 8.36% 2.86% 0.82% (1.33)%
Ratios to average net assets
f
Expenses ..................................... 0.67%
g
0.66%
g
0.67%
g
0.64% 0.62%
Net investment income ........................... 2.74% 2.95% 3.16% 3.26% 3.48%
Supplemental data
Net assets, end of year (000’s) ..................... $15,036 $11,709 $8,335 $7,689 $5,149
Portfolio turnover rate ............................ 24.03% 4.87% 8.57% 14.66% 16.81%
a
For the year ended February 29.
b
For the period September 15, 2016 (effective date) to February 28, 2017.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments, February 28, 2021
Franklin Alabama Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
64
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 103.6%
Alabama 102.4%
Alabama Community College System , Bishop State Community College , Revenue ,
2019 , BAM Insured , 4% , 1/01/49 ...................................... $ 2,000,000 $ 2,205,260
Alabama Federal Aid Highway Finance Authority , Revenue , 2017A , Refunding , 5% ,
6/01/37 ......................................................... 4,130,000 5,020,882
Alabama Highway Finance Corp. , Rebuild Alabama Act Gasoline/Diesel Tax , Revenue ,
2020 A , 5% , 8/01/40 ................................................ 1,000,000 1,282,080
Alabama Public School and College Authority ,
Revenue, 2020 A, Refunding, 5%, 11/01/33 .............................. 1,000,000 1,322,370
Revenue, 2020 A, Refunding, 4%, 11/01/40 .............................. 2,000,000 2,383,100
Alabama Special Care Facilities Financing Authority-Birmingham , Ascension Health
Credit Group , Revenue , 2016 B , Refunding , 5% , 11/15/46 ................... 3,000,000 3,554,100
Auburn University , Revenue , 2015A , Refunding , 5% , 6/01/33 ...................
2,500,000 2,873,750
Bessemer Governmental Utility Services Corp. , Water , Revenue , 2017 , Refunding ,
BAM Insured , 5% , 6/01/39 ........................................... 6,000,000 7,201,980
Birmingham Airport Authority ,
Revenue, 2020, Refunding, BAM Insured, 5%, 7/01/32 ...................... 300,000 383,595
Revenue, 2020, Refunding, BAM Insured, 5%, 7/01/33 ...................... 325,000 413,657
Revenue, 2020, Refunding, BAM Insured, 5%, 7/01/34 ...................... 400,000 507,164
Revenue, 2020, Refunding, BAM Insured, 4%, 7/01/35 ...................... 350,000 406,105
Revenue, 2020, Refunding, BAM Insured, 4%, 7/01/36 ...................... 500,000 577,855
Revenue, 2020, Refunding, BAM Insured, 4%, 7/01/37 ...................... 545,000 627,518
Revenue, 2020, Refunding, BAM Insured, 4%, 7/01/38 ...................... 400,000 459,108
Revenue, 2020, Refunding, BAM Insured, 4%, 7/01/39 ...................... 2,540,000 2,907,005
Revenue, 2020, Refunding, BAM Insured, 4%, 7/01/40 ...................... 705,000 804,779
Birmingham-Jefferson Civic Center Authority , Special Tax , 2018 A , 5% , 7/01/33 .....
1,605,000 1,911,346
Board of Water & Sewer Commissioners of the City of Mobile , Revenue , 2014 ,
Refunding , 5% , 1/01/36 ............................................. 10,000,000 10,784,200
Calhoun County Board of Education , Special Tax , 2016 , BAM Insured , 5% , 2/01/46 ..
6,000,000 6,774,900
City of Bessemer , Water , Revenue , 2017 , Refunding , AGMC Insured , 5% , 1/01/47 ...
2,590,000 2,980,572
City of Birmingham ,
GO, 2013-A, Pre-Refunded, 5%, 3/01/43 ................................ 5,000,000 5,478,150
GO, 2021A, 4%, 6/01/50 ............................................ 10,000,000 11,634,100
a
City of Decatur , Water & Sewer , Revenue , 2021-A , 4% , 8/15/50 ................. 10,000,000 11,532,000
City of Huntsville ,
GO, 2018-B, 5%, 5/01/38 ............................................ 4,775,000 5,817,574
Water, Revenue, 2015, 5%, 11/01/35 ................................... 4,000,000 4,598,680
City of Lincoln , GO , 2020 , BAM Insured , 4% , 6/01/50 ........................
3,500,000 4,010,580
City of Madison , GO , 2015A , Pre-Refunded , 5% , 4/01/37 .....................
2,590,000 3,059,023
City of Orange Beach ,
GO, 2021, 4%, 8/01/37 ............................................. 1,400,000 1,678,558
GO, 2021, 4%, 8/01/38 ............................................. 1,735,000 2,073,256
GO, 2021, 4%, 8/01/41 ............................................. 1,200,000 1,419,288
City of Pelham , GO , 2014 , 5% , 2/01/34 ...................................
2,635,000 2,956,707
City of Phenix City , GO , 2014A , Pre-Refunded , 5% , 8/01/43 ...................
3,000,000 3,343,500
City of Trussville ,
GO, 2014B, Pre-Refunded, 5%, 10/01/39 ................................ 1,895,000 2,126,910
GO, 2018A, 4%, 8/01/41 ............................................ 3,000,000 3,442,110
City of Tuscaloosa , GO , 2020 A , 4% , 10/01/50 ..............................
4,580,000 5,281,931
County of Mobile ,
GO, 2020A, Refunding, 4%, 8/01/38 .................................... 1,000,000 1,194,530
b
Revenue, 144A, 2020, 4%, 11/01/45 ................................... 1,000,000 1,023,520
DCH Healthcare Authority , Revenue , 2015 , Refunding , 5% , 6/01/36 ..............
2,000,000 2,218,540
East Alabama Health Care Authority (The) ,
Revenue, 2018A, 4%, 9/01/30 ........................................ 1,000,000 1,146,500
Revenue, 2018A, 5%, 9/01/41 ........................................ 3,000,000 3,553,410

Franklin Tax-Free Trust
Statement of Investments
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
65
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Alabama (continued)
Health Care Authority of the City of Huntsville (The) , Obligated Group , Revenue , 2020
B , 4% , 6/01/45 .................................................... $ 10,000,000 $ 11,362,900
Homewood Educational Building Authority ,
Samford University, Revenue, 2013A, Pre-Refunded, AGMC Insured, 5%, 12/01/41 5,000,000 5,417,450
Samford University, Revenue, 2019 A, Refunding, 4%, 12/01/49 ............... 2,500,000 2,768,225
Infirmary Health System Special Care Facilities Financing Authority of Mobile , Infirmary
Health System Obligated Group , Revenue , 2016A , 5% , 2/01/41 ............... 3,000,000 3,377,490
Jacksonville State University ,
Revenue, 2017, Refunding, AGMC Insured, 5%, 12/01/36 ................... 5,000,000 6,001,550
Revenue, 2020, Refunding, 4%, 12/01/50 ................................ 5,000,000 5,586,650
Limestone County Water & Sewer Authority , Revenue , 2015-B , Pre-Refunded , BAM
Insured , 5% , 12/01/43 .............................................. 5,920,000 6,627,085
Madison City Board of Education , Special Tax , 2019 , 4% , 2/01/44 ...............
3,000,000 3,447,090
Madison Water & Wastewater Board , Revenue , 2017 , Refunding , 5% , 12/01/41 .....
4,610,000 5,459,162
Marshall County Board of Education , Special Tax , 2016 , AGMC Insured , 4% , 3/01/41
1,000,000 1,092,590
Opelika Utilities Board , Revenue , 2017 , Refunding , 4% , 6/01/41 ................
2,000,000 2,239,480
Oxford City Board of Education , Special Tax , 2020A , Refunding , 4% , 5/01/50 ......
2,500,000 2,848,500
Selma Industrial Development Board , International Paper Co. , Revenue , 2011A ,
5.375% , 12/01/35 .................................................. 3,000,000 3,096,270
Talladega County Board of Education , Special Tax , 2017 , Refunding , BAM Insured , 5% ,
11/01/39 ........................................................ 2,000,000 2,347,260
Troy Public Educational Building Authority , Troy City Board of Education , Revenue ,
2011 , AGMC Insured , 5.25% , 12/01/40 .................................. 295,000 295,805
Tuscaloosa City Board of Education , Revenue , 2016 , Pre-Refunded , 5% , 8/01/41 ...
4,000,000 4,933,720
Tuscaloosa County Board of Education , Special Tax , 2017 , 4% , 2/01/47 ..........
5,000,000 5,517,300
UAB Medicine Finance Authority , UAB Medicine Obligated Group , Revenue , 2016 B ,
Refunding , 5% , 9/01/29 ............................................. 5,000,000 5,982,050
University of Alabama (The) ,
Revenue, 2013-D2, 5%, 10/01/37 ...................................... 7,520,000 8,211,990
Revenue, 2018 B2, 5%, 9/01/48 ....................................... 5,000,000 5,966,200
University of Montevallo , Revenue , 2017 , Refunding , BAM Insured , 5% , 5/01/42 ....
2,500,000 2,957,275
University of South Alabama , Revenue , 2019 A , BAM Insured , 5% , 4/01/49 ........
2,000,000 2,401,120
Water Works Board of the City of Birmingham (The) ,
Revenue, 2013B, Pre-Refunded, 5%, 1/01/43 ............................. 3,745,000 4,073,287
Revenue, 2016 B, Refunding, 5%, 1/01/43 ............................... 10,000,000 11,826,100
Revenue, Senior Lien, 2016 A, Refunding, 4%, 1/01/35 ..................... 4,000,000 4,595,640
251,402,382
U.S. Territories 1.2%
Guam 0.5%
Guam Government Waterworks Authority, Revenue, 2020 A, 5%, 1/01/50 ......... 1,000,000 1,204,990
Puerto Rico 0.7%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 500,000 561,655
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/34 .................... 1,000,000 1,132,860
1,694,515
Total U.S. Territories .................................................................... 2,899,505
Total Municipal Bonds (Cost $240,658,892) .....................................
254,301,887
a a a a
a
Total Investments (Cost $240,658,892) 103.6% ..................................
$254,301,887
Other Assets, less Liabilities (3.6)% ...........................................
(8,919,189)
Net Assets 100.0% ...........................................................
$245,382,698

Franklin Tax-Free Trust
Statement of Investments
Franklin Alabama Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
66
s
a
Security purchased on a when-issued basis. See Note
1
(
b
).
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2021, the value of this security was
$1,023,520, representing 0.4% of net assets.
See Abbreviations on page 173 .

Franklin Tax-Free Trust
Financial Highlights
Franklin Florida Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
67
b
a
Year Ended February 28, Year Ended
February 28,
2019
b
2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ............................................ $10.83 $10.44 $10.44
Income from investment operations
c
:
Net investment income
d
.................................................. 0.31 0.33 0.17
Net realized and unrealized gains (losses) .................................... (0.26) 0.41 —
e
Total from investment operations ............................................. 0.05 0.74 0.17
Less distributions from:
Net investment income ................................................... (0.30) (0.35) (0.17)
Net asset value, end of year ................................................ $10.58 $10.83 $10.44
Total return
f
............................................................. 0.53% 7.18% 1.71%
Ratios to average net assets
g
Expenses
h
............................................................. 0.84% 0.85% 0.85%
Net investment income .................................................... 2.92% 3.16% 3.48%
Supplemental data
Net assets, end of year (000’s) .............................................. $78,373 $56,214 $29,086
Portfolio turnover rate ..................................................... 27.18% 9.33% 10.03%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Amount rounds to less than $0.01 per share.
f
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Florida Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
68
a
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.82 $10.43 $10.47 $10.88 $11.19
Income from investment operations
b
:
Net investment income
c
......................... 0.33 0.35 0.38 0.39 0.43
Net realized and unrealized gains (losses) ........... (0.26) 0.40 (0.04) (0.39) (0.31)
Total from investment operations .................... 0.07 0.75 0.34 — 0.12
Less distributions from:
Net investment income .......................... (0.32) (0.36) (0.38) (0.41) (0.43)
Net asset value, end of year ....................... $10.57 $10.82 $10.43 $10.47 $10.88
Total return
d
................................... 0.68% 7.35% 3.36% (0.02)% 1.05%
Ratios to average net assets
Expenses ..................................... 0.69%
e
0.70%
e
0.70%
e
0.67%
f
0.65%
Net investment income ........................... 3.12% 3.31% 3.63% 3.63% 3.82%
Supplemental data
Net assets, end of year (000’s) ..................... $385,247 $437,316 $462,869 $536,099 $635,594
Portfolio turnover rate ............................ 27.18% 9.33% 10.03% 10.10% 13.84%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Florida Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
69
a
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.06 $10.66 $10.69 $11.10 $11.41
Income from investment operations
b
:
Net investment income
c
......................... 0.27 0.30 0.33 0.34 0.37
Net realized and unrealized gains (losses) ........... (0.26) 0.41 (0.03) (0.40) (0.32)
Total from investment operations .................... 0.01 0.71 0.30 (0.06) 0.05
Less distributions from:
Net investment income .......................... (0.26) (0.31) (0.33) (0.35) (0.36)
Net asset value, end of year ....................... $10.81 $11.06 $10.66 $10.69 $11.10
Total return
d
................................... 0.13% 6.76% 2.81% (0.58)% 0.46%
Ratios to average net assets
Expenses ..................................... 1.23%
e
1.25%
e
1.25%
e
1.22%
f
1.20%
Net investment income ........................... 2.52% 2.76% 3.08% 3.08% 3.27%
Supplemental data
Net assets, end of year (000’s) ..................... $28,374 $35,481 $39,117 $73,237 $90,754
Portfolio turnover rate ............................ 27.18% 9.33% 10.03% 10.10% 13.84%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Florida Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
70
a
Year Ended February 28, Year Ended
February 28,
2018
b
2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $10.85 $10.46 $10.49 $10.82
Income from investment operations
c
:
Net investment income
d
...................................... 0.34 0.37 0.39 0.24
Net realized and unrealized gains (losses) ........................ (0.26) 0.40 (0.02) (0.33)
Total from investment operations ................................. 0.08 0.77 0.37 (0.09)
Less distributions from:
Net investment income ....................................... (0.33) (0.38) (0.40) (0.24)
Net asset value, end of year .................................... $10.60 $10.85 $10.46 $10.49
Total return
e
................................................ 0.82% 7.47% 3.57% (0.88)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ................... 0.57% 0.58% 0.58% 0.58%
Expenses net of waiver and payments by affiliates .................... 0.56%
g
0.56%
g
0.56%
g
0.54%
Net investment income ........................................ 3.20% 3.45% 3.77% 3.76%
Supplemental data
Net assets, end of year (000’s) .................................. $5,011 $3,338 $2,343 $2,387
Portfolio turnover rate ......................................... 27.18% 9.33% 10.03% 10.10%
a
For the period year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Florida Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
71
a
Year Ended February 28, Year Ended
February 28,
2017
b
2021 2020
a
2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.85 $10.46 $10.49 $10.89 $11.23
Income from investment operations
c
:
Net investment income
d
......................... 0.34 0.36 0.39 0.40 0.20
Net realized and unrealized gains (losses) ........... (0.26) 0.41 (0.03) (0.38) (0.34)
Total from investment operations .................... 0.08 0.77 0.36 0.02 (0.14)
Less distributions from:
Net investment income .......................... (0.33) (0.38) (0.39) (0.42) (0.20)
Net asset value, end of year ....................... $10.60 $10.85 $10.46 $10.49 $10.89
Total return
e
................................... 0.78% 7.44% 3.54% 0.17% (1.25)%
Ratios to average net assets
f
Expenses ..................................... 0.59%
g
0.60%
g
0.60%
g
0.57%
h
0.55%
Net investment income ........................... 3.19% 3.41% 3.73% 3.73% 3.92%
Supplemental data
Net assets, end of year (000’s) ..................... $35,829 $31,477 $25,472 $20,467 $10,916
Portfolio turnover rate ............................ 27.18% 9.33% 10.03% 10.10% 13.84%
a
For the year ended February 29.
b
For the period September 15, 2016 (effective date) to February 28, 2017.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments, February 28, 2021
Franklin Florida Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
72
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.9%
Florida 96.2%
Brevard County Health Facilities Authority , Health First, Inc. Obligated Group , Revenue ,
2014 , Refunding , 5% , 4/01/39 ........................................ $ 5,000,000 $ 5,456,050
Capital Projects Finance Authority , CAPFA Capital Corp. 2000F , Revenue , 2020 A-1 ,
Refunding , 5% , 10/01/35 ............................................ 1,000,000 1,180,960
Capital Trust Agency, Inc. ,
Lutz Preparatory School, Inc., Revenue, 2021A, 4%, 6/01/31 ................. 500,000 547,875
Lutz Preparatory School, Inc., Revenue, 2021A, 4%, 6/01/41 ................. 325,000 345,547
Lutz Preparatory School, Inc., Revenue, 2021A, 4%, 6/01/51 ................. 385,000 404,431
Lutz Preparatory School, Inc., Revenue, 2021A, 4%, 6/01/56 ................. 485,000 505,268
Central Florida Expressway Authority ,
Revenue, Senior Lien, 2016 B, Refunding, 4%, 7/01/39 ..................... 5,000,000 5,601,900
Revenue, Senior Lien, 2016 B, Refunding, 4%, 7/01/40 ..................... 5,825,000 6,528,485
Revenue, Senior Lien, 2019 B, 5%, 7/01/49 .............................. 5,000,000 6,122,850
City of Atlantic Beach , Naval Continuing Care Retirement Foundation Obligated Group ,
Revenue , 2018 A , 5% , 11/15/38 ....................................... 1,105,000 1,247,302
City of Fort Myers , Utility System , Revenue , 2019 A , Refunding , 4% , 10/01/44 ......
7,000,000 8,001,490
City of Gainesville , Utilities System , Revenue , 2019 A , 5% , 10/01/47 .............
5,000,000 6,198,500
City of Jacksonville ,
Revenue, 2012, Refunding, 5%, 10/01/30 ................................ 2,000,000 2,144,040
Revenue, 2020 A, Refunding, 4%, 10/01/50 .............................. 8,510,000 9,703,868
Genesis Health, Inc. Obligated Group, Revenue, 2020, Refunding, 4%, 11/01/45 .. 5,000,000 5,548,950
City of Lakeland , Lakeland Regional Health Systems Obligated Group , Revenue , 2015 ,
5% , 11/15/45 ..................................................... 12,300,000 13,793,589
City of Melbourne ,
Water & Sewer, Revenue, 2000A, FGIC Insured, ETM, Zero Cpn ., 10/01/26 ...... 1,500,000 1,425,885
Water & Sewer, Revenue, 2002 B, Refunding, NATL Insured, Zero Cpn ., 10/01/22 . 1,785,000 1,771,987
Water & Sewer, Revenue, 2002 B, Refunding, NATL Insured, Zero Cpn ., 10/01/26 . 4,500,000 4,231,350
City of Miami Beach , Stormwater , Revenue , 2015 , 5% , 9/01/41 .................
10,000,000 11,661,200
City of South Miami Health Facilities Authority, Inc. ,
Baptist Health South Florida Obligated Group, Revenue, 2017, Refunding, 4%,
8/15/42 ........................................................ 5,000,000 5,581,550
Baptist Health South Florida Obligated Group, Revenue, 2017, Refunding, 5%,
8/15/42 ........................................................ 6,500,000 7,737,600
City of Tampa ,
H Lee Moffitt Cancer Center & Research Institute Obligated Group, Revenue, 2016
B, Refunding, 5%, 7/01/37 ......................................... 5,000,000 5,821,800
H Lee Moffitt Cancer Center & Research Institute Obligated Group, Revenue, 2020
B, 4%, 7/01/45 .................................................. 4,150,000 4,660,492
Water & Wastewater System, Revenue, 2020 A, 4%, 10/01/48 ................ 7,500,000 8,900,850
Water & Wastewater System, Revenue, 2020 A, 5%, 10/01/54 ................ 5,000,000 6,345,050
Collier County Educational Facilities Authority , Hodges University, Inc. , Revenue , 2013 ,
5.625% , 11/01/28 .................................................. 2,860,000 3,063,746
Collier County Industrial Development Authority , NCH Healthcare System, Inc.
Obligated Group , Revenue , 2011 , 6.25% , 10/01/39 ......................... 5,000,000 5,020,300
County of Broward , Port Facilities , Revenue, Senior Lien , 2019 B , 4% , 9/01/44 .....
5,000,000 5,532,200
County of Miami-Dade ,
Aviation, Revenue, 2014B, Refunding, 5%, 10/01/37 ....................... 10,000,000 11,444,800
Aviation, Revenue, 2017B, Refunding, 5%, 10/01/40 ....................... 5,000,000 5,915,400
Aviation, Revenue, 2020 A, Refunding, 4%, 10/01/41 ....................... 4,950,000 5,720,071
Seaport Department, Revenue, 2013A, 6%, 10/01/38 ....................... 10,000,000 11,364,400
Transit System, Revenue, 2018, 5%, 7/01/43 ............................. 10,000,000 11,981,000
Transit System, Revenue, 2018, 4%, 7/01/47 ............................. 5,000,000 5,609,250
Transit System, Revenue, 2020 A, 4%, 7/01/45 ........................... 4,000,000 4,599,720
Transit System, Revenue, 2020 A, 4%, 7/01/50 ........................... 5,000,000 5,726,100
Water & Sewer System, Revenue, 2013A, Pre-Refunded, 5%, 10/01/42 ......... 10,000,000 10,767,000
Water & Sewer System, Revenue, 2019, 5%, 10/01/43 ...................... 5,000,000 6,112,800
Water & Sewer System, Revenue, 2019 B, 4%, 10/01/49 .................... 4,000,000 4,618,720

Franklin Tax-Free Trust
Statement of Investments
Franklin Florida Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
73
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
County of Polk , Utility System , Revenue , 2020 , Refunding , 4% , 10/01/43 ..........
$ 4,600,000 $ 5,446,538
County of Sarasota , Utility System , Revenue , 2020A , 5% , 10/01/50 ..............
7,250,000 9,198,800
Florida Development Finance Corp. ,
River City Education Obligated Group, Revenue, 2021 A, 4%, 7/01/35 .......... 325,000 355,430
River City Education Obligated Group, Revenue, 2021 A, 4%, 7/01/45 .......... 600,000 637,878
Florida Higher Educational Facilities Financial Authority , University of Tampa, Inc.
(The) , Revenue , 2012A , Pre-Refunded , 5.25% , 4/01/42 ..................... 1,000,000 1,054,700
Florida Housing Finance Corp. ,
Revenue, 2020 1, GNMA Insured, 2.75%, 7/01/50 ......................... 2,000,000 2,027,660
Revenue, 2020 2, GNMA Insured, 2.5%, 7/01/50 .......................... 2,220,000 2,243,843
Florida Municipal Loan Council , Revenue , 2011D , AGMC Insured , 5.5% , 10/01/41 ...
3,750,000 3,854,287
Fort Pierce Utilities Authority ,
Revenue, 1999 B, AMBAC Insured, Zero Cpn ., 10/01/21 .................... 2,585,000 2,578,563
Revenue, 1999 B, AMBAC Insured, Zero Cpn ., 10/01/22 .................... 3,090,000 3,063,148
Revenue, 1999 B, AMBAC Insured, Zero Cpn ., 10/01/23 .................... 3,060,000 3,003,115
Revenue, 1999 B, AMBAC Insured, Zero Cpn ., 10/01/24 .................... 2,560,000 2,478,899
Greater Orlando Aviation Authority ,
Revenue, 2010A, 5%, 10/01/39 ....................................... 5,000,000 5,016,000
Revenue, 2019 A, 4%, 10/01/49 ....................................... 5,000,000 5,528,400
Halifax Hospital Medical Center ,
Halifax Hospital Medical Center Obligated Group, Revenue, 2015, Refunding, 5%,
6/01/46 ........................................................ 4,250,000 4,670,580
Halifax Hospital Medical Center Obligated Group, Revenue, 2016, Refunding, 5%,
6/01/36 ........................................................ 2,500,000 2,848,375
Herons Glen Recreation District ,
Special Assessment, 2020, Refunding, BAM Insured, 4%, 5/01/45 ............. 1,515,000 1,706,663
Special Assessment, 2020, Refunding, BAM Insured, 4%, 5/01/50 ............. 1,800,000 2,017,728
Hillsborough County Aviation Authority ,
Revenue, 2015A, 5%, 10/01/44 ....................................... 5,000,000 5,676,900
Revenue, 2018E, 5%, 10/01/43 ....................................... 5,000,000 5,933,850
Hillsborough County Industrial Development Authority , Florida Health Sciences Center,
Inc. Obligated Group , Revenue , 2020A , 4% , 8/01/55 ....................... 3,000,000 3,322,950
JEA Water & Sewer System , Revenue , 2020 A , Refunding , 4% , 10/01/40 .........
1,000,000 1,176,650
Lee County Industrial Development Authority , Shell Point/Alliance Obligated Group ,
Revenue , 2019 , 5% , 11/15/44 ........................................ 5,000,000 5,776,000
Miami Beach Redevelopment Agency , Tax Allocation , 2015A , Refunding , AGMC
Insured , 5% , 2/01/40 ............................................... 5,000,000 5,576,650
Miami-Dade County Expressway Authority , Revenue , A , 5% , 7/01/40 .............
18,770,000 18,821,805
Miami-Dade County Health Facilities Authority ,
Nicklaus Children's Hospital Obligated Group, Revenue, 2017, Refunding, 5%,
8/01/42 ........................................................ 3,000,000 3,536,400
Nicklaus Children's Hospital Obligated Group, Revenue, 2017, Refunding, 4%,
8/01/47 ........................................................ 3,500,000 3,845,975
Nicklaus Children's Hospital Obligated Group, Revenue, A, 6.125%, 8/01/42 ...... 1,055,000 1,058,313
Mid-Bay Bridge Authority ,
Revenue, 2015A, Refunding, 5%, 10/01/40 .............................. 5,000,000 5,661,550
Revenue, A, ETM, 6.875%, 10/01/22 ................................... 2,715,000 2,896,009
Revenue, D, ETM, 6.1%, 10/01/22 ..................................... 3,545,000 3,779,360
North Sumter County Utility Dependent District , Revenue, Senior Lien , 2019 , BAM
Insured , 5% , 10/01/44 .............................................. 4,000,000 4,888,960
Orange County Health Facilities Authority ,
Orlando Health Obligated Group, Revenue, 2019 A, 5%, 10/01/47 ............. 5,000,000 5,997,500
Presbyterian Retirement Communities, Inc. Obligated Group, Revenue, 2016,
Refunding, 5%, 8/01/41 ............................................ 5,000,000 5,428,200

Franklin Tax-Free Trust
Statement of Investments
Franklin Florida Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
74
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Orlando-Orange County Expressway Authority , Central Florida Expressway Authority ,
Revenue , 2013A , Refunding , 5% , 7/01/35 ............................... $ 8,330,000 $ 9,103,857
Palm Beach County Health Facilities Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020B, 4%,
11/15/41 ....................................................... 500,000 571,115
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020B, 5%,
11/15/42 ....................................................... 500,000 600,440
Lifespace Communities, Inc. Obligated Group, Revenue, 2016 B, 5%, 5/15/41 .... 5,000,000 5,621,700
Pine Ridge Plantation Community Development District ,
Special Assessment, Senior Lien, 2020A-1, Refunding, AGMC Insured, 2.625%,
5/01/34 ........................................................ 1,205,000 1,219,918
Special Assessment, Senior Lien, 2020A-1, Refunding, AGMC Insured, 2.8%,
5/01/37 ........................................................ 995,000 1,007,905
Sarasota County Health Facilities Authority ,
Southwest Florida Retirement Center, Inc. Obligated Group, Revenue, 2017A, 5%,
1/01/37 ........................................................ 2,350,000 2,532,618
Southwest Florida Retirement Center, Inc. Obligated Group, Revenue, 2017A, 5%,
1/01/42 ........................................................ 1,600,000 1,715,248
Southwest Florida Retirement Center, Inc. Obligated Group, Revenue, 2017A, 5%,
1/01/47 ........................................................ 2,450,000 2,618,879
Sunnyside Village Obligated Group, Revenue, 2018, 5%, 5/15/33 .............. 600,000 677,754
Sunnyside Village Obligated Group, Revenue, 2018, 5%, 5/15/38 .............. 1,025,000 1,146,821
Sunnyside Village Obligated Group, Revenue, 2018, 5%, 5/15/48 .............. 1,850,000 2,047,876
Sarasota County Public Hospital District , Sarasota County Public Hospital District
Obligated Group , Revenue , 2018 , 4% , 7/01/48 ............................ 10,000,000 10,992,700
School Board of Miami-Dade County (The) , GO , 2013 , 5% , 3/15/43 ..............
2,465,000 2,669,053
School District of Broward County ,
GO, 2021, 5%, 7/01/35 ............................................. 6,275,000 8,348,887
GO, 2021, 5%, 7/01/47 ............................................. 11,275,000 14,440,344
St. Johns County Industrial Development Authority , Presbyterian Retirement
Communities, Inc. Obligated Group , Revenue , 2020 A , Refunding , 4% , 8/01/55 ... 3,500,000 3,733,030
State of Florida ,
GO, 1999 D, Refunding, 6%, 6/01/23 ................................... 15,000,000 16,923,750
GO, 2016 C, Refunding, 4%, 6/01/35 ................................... 5,340,000 6,076,226
GO, 2016 F, Refunding, 4%, 6/01/37 ................................... 8,000,000 9,008,560
Tampa Bay Water , Revenue , 2013 , 5% , 10/01/38 ...........................
10,000,000 11,114,400
Tampa Sports Authority , Revenue , 1995 , NATL Insured , 6.1% , 10/01/26 ...........
2,695,000 3,072,866
Tampa-Hillsborough County Expressway Authority , Revenue , 2017 , 5% , 7/01/47 ....
5,000,000 5,919,900
Town of Palm Beach , GO , 2018 , 4% , 7/01/43 ..............................
5,000,000 5,721,600
University of North Florida Financing Corp. (The) , Revenue , 2016 , Refunding , AGMC
Insured , 5% , 11/01/35 .............................................. 5,000,000 5,996,150
Volusia County Educational Facility Authority ,
Embry-Riddle Aeronautical University, Inc., Revenue, 2017, Refunding, 5%, 10/15/42 1,500,000 1,753,290
Embry-Riddle Aeronautical University, Inc., Revenue, 2017, Refunding, 5%, 10/15/47 3,500,000 4,062,555
Embry-Riddle Aeronautical University, Inc., Revenue, 2020A, Refunding, 5%,
10/15/49 ....................................................... 3,000,000 3,589,200
512,338,697
U.S. Territories 2.7%
Puerto Rico 2.7%
Puerto Rico Electric Power Authority, Revenue, VV, Refunding, NATL Insured, 5.25%,
7/01/32 ......................................................... 3,300,000 3,706,923
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 300,000 372,354
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 4,700,000 5,304,279
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 950,000 1,193,532

Franklin Tax-Free Trust
Statement of Investments
Franklin Florida Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
75
s
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority, AES Puerto Rico LP, Revenue, 2000A, 6.625%, 6/01/26 ..... $ 3,900,000 $ 4,036,500
14,613,588
Total U.S. Territories .................................................................... 14,613,588
Total Municipal Bonds (Cost $497,354,962) .....................................
526,952,285
a a a a
a
Total Investments (Cost $497,354,962) 98.9% ...................................
$526,952,285
Other Assets, less Liabilities 1.1% .............................................
5,882,061
Net Assets 100.0% ...........................................................
$532,834,346
See Abbreviations on page 173 .

Franklin Tax-Free Trust
Financial Highlights
Franklin Georgia Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
76
a
Year Ended February 28, Year Ended
February 28,
2019
b
2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ............................................ $12.19 $11.59 $11.57
Income from investment operations
c
:
Net investment income
d
.................................................. 0.30 0.32 0.17
Net realized and unrealized gains (losses) .................................... (0.29) 0.63 0.02
Total from investment operations ............................................. 0.01 0.95 0.19
Less distributions from:
Net investment income ................................................... (0.29) (0.35) (0.17)
Net asset value, end of year ................................................ $11.91 $12.19 $11.59
Total return
e
............................................................ 0.14% 8.27% 1.70%
Ratios to average net assets
f
Expenses
g
............................................................. 0.85% 0.86% 0.87%
Net investment income .................................................... 2.48% 2.76% 3.10%
Supplemental data
Net assets, end of year (000’s) .............................................. $77,256 $54,945 $19,705
Portfolio turnover rate ..................................................... 16.89% 13.23% 11.78%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
77
a
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.19 $11.59 $11.65 $11.99 $12.32
Income from investment operations
b
:
Net investment income
c
......................... 0.32 0.35 0.38 0.39 0.42
Net realized and unrealized gains (losses) ........... (0.29) 0.61 (0.06) (0.33) (0.33)
Total from investment operations .................... 0.03 0.96 0.32 0.06 0.09
Less distributions from:
Net investment income .......................... (0.31) (0.36) (0.38) (0.40) (0.42)
Net asset value, end of year ....................... $11.91 $12.19 $11.59 $11.65 $11.99
Total return
d
................................... 0.29% 8.44% 2.83% 0.46% 0.69%
Ratios to average net assets
Expenses ..................................... 0.71%
e
0.71%
e
0.72%
e
0.69%
f
0.67%
Net investment income ........................... 2.66% 2.91% 3.25% 3.25% 3.36%
Supplemental data
Net assets, end of year (000’s) ..................... $274,232 $309,436 $313,940 $363,390 $428,301
Portfolio turnover rate ............................ 16.89% 13.23% 11.78% 9.33% 8.34%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
78
a
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.38 $11.77 $11.83 $12.16 $12.49
Income from investment operations
b
:
Net investment income
c
......................... 0.25 0.29 0.32 0.33 0.35
Net realized and unrealized gains (losses) ........... (0.29) 0.62 (0.06) (0.33) (0.33)
Total from investment operations .................... (0.04) 0.91 0.26 — 0.02
Less distributions from:
Net investment income .......................... (0.25) (0.30) (0.32) (0.33) (0.35)
Net asset value, end of year ....................... $12.09 $12.38 $11.77 $11.83 $12.16
Total return
d
................................... (0.34)% 7.84% 2.22% (0.02)% 0.12%
Ratios to average net assets
Expenses ..................................... 1.25%
e
1.26%
e
1.27%
e
1.24%
f
1.22%
Net investment income ........................... 2.08% 2.36% 2.70% 2.70% 2.81%
Supplemental data
Net assets, end of year (000’s) ..................... $45,512 $62,426 $72,542 $109,722 $128,544
Portfolio turnover rate ............................ 16.89% 13.23% 11.78% 9.33% 8.34%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
79
a
Year Ended February 28, Year Ended
February 28,
2018
b
2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $12.20 $11.59 $11.66 $11.94
Income from investment operations
c
:
Net investment income
d
...................................... 0.33 0.36 0.39 0.24
Net realized and unrealized gains (losses) ........................ (0.29) 0.63 (0.06) (0.29)
Total from investment operations ................................. 0.04 0.99 0.33 (0.05)
Less distributions from:
Net investment income ....................................... (0.33) (0.38) (0.40) (0.23)
Net asset value, end of year .................................... $11.91 $12.20 $11.59 $11.66
Total return
e
................................................ 0.35% 8.67% 2.86% (0.40)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ................... 0.58% 0.59% 0.59% 4.47%
Expenses net of waiver and payments by affiliates .................... 0.56%
g
0.57%
g
0.57%
g
0.55%
Net investment income ........................................ 2.73% 3.05% 3.40% 3.39%
Supplemental data
Net assets, end of year (000’s) .................................. $13,813 $4,981 $3,786 $5
Portfolio turnover rate ......................................... 16.89% 13.23% 11.78% 9.33%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
80
a
Year Ended February 28, Year Ended
February 28,
2017
b
2021 2020
a
2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.20 $11.59 $11.66 $11.99 $12.41
Income from investment operations
c
:
Net investment income
d
......................... 0.33 0.36 0.39 0.40 0.20
Net realized and unrealized gains (losses) ........... (0.29) 0.63 (0.07) (0.32) (0.43)
Total from investment operations .................... 0.04 0.99 0.32 0.08 (0.23)
Less distributions from:
Net investment income .......................... (0.32) (0.38) (0.39) (0.41) (0.19)
Net asset value, end of year ....................... $11.92 $12.20 $11.59 $11.66 $11.99
Total return .................................... 0.31% 8.63% 2.83% 0.64% (1.82)%
Ratios to average net assets
e
Expenses ..................................... 0.61%
f
0.61%
f
0.62%
f
0.59%
g
0.57%
Net investment income ........................... 2.74% 3.01% 3.35% 3.35% 3.46%
Supplemental data
Net assets, end of year (000’s) ..................... $68,009 $53,789 $40,142 $35,389 $21,454
Portfolio turnover rate ............................ 16.89% 13.23% 11.78% 9.33% 8.34%
a
For the year ended February 29.
b
For the period September 15, 2016 (effective date) to February 28, 2017.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments, February 28, 2021
Franklin Georgia Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
81
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.5%
Georgia 96.1%
Athens Housing Authority ,
UGAREF East Campus Housing Phase II LLC, Revenue, 2017, Refunding, 5%,
6/15/36 ........................................................ $ 2,390,000 $ 2,833,680
UGAREF East Campus Housing Phase II LLC, Revenue, 2017, Refunding, 4%,
6/15/40 ........................................................ 5,000,000 5,599,250
Athens-Clarke County Unified Government , GO , 2020 , 4% , 12/01/30 .............
1,350,000 1,693,629
Atlanta & Fulton County Recreation Authority , City of Atlanta Park Tax , Revenue , 2014
A , Refunding , 5% , 12/01/35 .......................................... 3,530,000 4,067,337
Atlanta Development Authority (The) ,
Revenue, 2015A-1, 5.25%, 7/01/40 .................................... 7,750,000 8,698,832
Revenue, 2015A-1, 5.25%, 7/01/44 .................................... 3,000,000 3,347,130
Piedmont Ellis LLC, Revenue, 2013, Pre-Refunded, 5%, 9/01/32 .............. 2,000,000 2,231,560
Tuff Yamacraw LLC, Revenue, 2005 A, Refunding, AMBAC Insured, 5%, 1/01/26 .. 2,555,000 2,934,341
Auburn Urban Redevelopment Agency ,
City of Auburn, Revenue, 2020, BAM Insured, 4%, 10/01/45 .................. 1,000,000 1,149,460
City of Auburn, Revenue, 2020, BAM Insured, 4%, 10/01/50 .................. 1,000,000 1,143,980
Bainbridge Public Facilities Authority , County of Decatur , Revenue , 2018 , AGMC
Insured , 4% , 3/01/43 ............................................... 4,000,000 4,486,040
a
Baldwin County Hospital Authority ,
Oconee Regional Medical Center Obligated Group, Revenue, 1998, 5.25%, 12/01/22 2,500,000 25
Oconee Regional Medical Center Obligated Group, Revenue, 1998, 5.375%,
12/01/28 ....................................................... 2,000,000 20
Bartow-Cartersville Joint Development Authority , GHC Student Center LLC , Revenue ,
2011 , AGMC Insured , 5% , 6/15/36 ..................................... 4,155,000 4,198,420
Bibb County Development Authority , Macon State College Foundation Real Estate LLC ,
Revenue , 2012 , AGMC Insured , 5% , 7/01/40 ............................. 5,000,000 5,198,200
Bleckley County School District , GO , 2020 , 5% , 10/01/42 .....................
2,055,000 2,618,995
Brookhaven Development Authority , Children's Healthcare of Atlanta Obligated Group ,
Revenue , 2019 A , 4% , 7/01/49 ........................................ 6,000,000 6,835,980
Carroll City-County Hospital Authority ,
Tanner Medical Center Obligated Group, Revenue, 2020, Refunding, 4%, 7/01/45 . 1,250,000 1,460,350
Tanner Medical Center Obligated Group, Revenue, 2020, Refunding, 4%, 7/01/50 . 1,500,000 1,736,970
Tanner Medical Center, Inc. Obligated Group, Revenue, 2015, 5%, 7/01/41 ...... 2,000,000 2,289,840
Carrollton Payroll Development Authority , UWG Athletic Complex LLC , Revenue , 2014 ,
Refunding , AGMC Insured , 5% , 6/15/37 ................................. 3,140,000 3,536,770
City of Atlanta ,
Tax Allocation, 2016B, Refunding, 5%, 1/01/31 ............................ 1,780,000 2,114,765
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2014A, Refunding, 5%,
1/01/33 ........................................................ 4,005,000 4,475,227
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2014A, Refunding, 5%,
1/01/34 ........................................................ 3,250,000 3,625,765
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2019 D, 4%, 7/01/36 ..... 4,500,000 5,146,830
Department of Aviation, Revenue, 2012B, 5%, 1/01/42 ...................... 2,000,000 2,072,620
Water & Wastewater, Revenue, 2001A, AGMC, NATL RE Insured, 5.5%, 11/01/27 . 5,000,000 6,079,550
Water & Wastewater, Revenue, 2015, Pre-Refunded, 5%, 11/01/43 ............ 10,000,000 11,842,900
Water & Wastewater, Revenue, 2018 B, Refunding, 5%, 11/01/47 .............. 5,000,000 6,058,950
Water & Wastewater, Revenue, 2019, Refunding, 4%, 11/01/38 ............... 1,450,000 1,724,079
City of Buford , GO , 2017 C , Refunding , 4% , 1/01/43 .........................
5,000,000 5,645,500
City of Cartersville , Revenue , 2018 , Refunding , 5% , 6/01/48 ...................
4,000,000 4,797,520
City of Columbus , Water & Sewerage , Revenue , 2014A , Pre-Refunded , 5% , 5/01/33 .
1,030,000 1,180,215
City of Dalton , GO , 2018 , 5% , 2/01/48 ....................................
3,000,000 3,646,770
City of Fairburn , GO , 2011 , Pre-Refunded , AGMC Insured , 5.75% , 12/01/31 .......
2,000,000 2,084,080
City of Monroe , Combined Utility , Revenue , 2020 , AGMC Insured , 4% , 12/01/50 ....
1,500,000 1,734,780
City of Warner Robins , Water & Sewerage , Revenue , 2020 , Refunding , 4% , 7/01/45 .
1,000,000 1,155,400
Clayton County Development Authority ,
CSU Foundation Real Estate II LLC, Revenue, 2011, AGMC Insured, 5%, 7/01/36 . 3,000,000 3,032,310

Franklin Tax-Free Trust
Statement of Investments
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
82
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Clayton County Development Authority, (continued)
TUFF Archives LLC, Revenue, 2012, Refunding, 5%, 7/01/33 ................. $ 5,000,000 $ 5,285,900
Cobb County Kennestone Hospital Authority ,
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 5%, 4/01/38 375,000 471,664
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 5%, 4/01/40 400,000 499,736
WellStar Health System Obligated Group, Revenue, 2020B, Refunding, 4%, 4/01/39 425,000 491,623
WellStar Health System Obligated Group, Revenue, 2020B, Refunding, 4%, 4/01/41 375,000 430,417
County of DeKalb ,
Water & Sewerage, Revenue, 2006 B, Refunding, AGMC Insured, 5%, 10/01/35 .. 10,655,000 12,916,523
Water & Sewerage, Revenue, 2011A, 5.25%, 10/01/41 ...................... 11,425,000 11,746,614
County of Fulton ,
GO, 2017, 4%, 7/01/40 ............................................. 5,000,000 5,730,900
Water & Sewerage, Revenue, 2020A, 3%, 1/01/45 ......................... 5,000,000 5,302,600
Coweta County Water & Sewage Authority , Revenue , 2019 , Refunding , 4% , 6/01/39 .
1,500,000 1,741,860
Dalton Whitfield County Joint Development Authority , Hamilton Health Care System
Obligated Group , Revenue , 2017 , 4% , 8/15/41 ............................ 3,000,000 3,331,140
Decatur Urban Redevelopment Agency , Revenue , 2013A , Pre-Refunded , 5% , 1/01/38
6,195,000 6,738,054
DeKalb Newton & Gwinnett Counties Joint Development Authority , GGCF Athletic
Fields LLC , Revenue , 2012A , AGMC Insured , 5% , 7/01/39 ................... 5,000,000 5,292,800
Development Authority for Fulton County ,
AMC Campus Project I LLC, Revenue, 2011, AGMC Insured, 5%, 6/15/37 ....... 3,075,000 3,108,917
Georgia Tech Facilities, Inc., Revenue, 2010A, 5%, 6/01/41 .................. 3,500,000 3,509,835
Georgia Tech Facilities, Inc., Revenue, 2018, 4%, 3/01/43 ................... 2,000,000 2,249,960
Piedmont Healthcare, Inc. Obligated Group, Revenue, 2014A, Refunding, 5%,
7/01/44 ........................................................ 10,000,000 11,030,100
Piedmont Healthcare, Inc. Obligated Group, Revenue, 2019 A, 4%, 7/01/49 ...... 5,000,000 5,639,700
WellStar Health System Obligated Group, Revenue, 2017, 5%, 4/01/47 ......... 1,000,000 1,168,430
WellStar Health System Obligated Group, Revenue, 2020 A, 4%, 4/01/50 ........ 4,000,000 4,514,760
Development Authority of Bulloch County , Georgia Southern University Housing
Foundation Five LLC , Revenue , 2011 , AGMC Insured , 5% , 7/01/36 ............ 2,055,000 2,077,132
Development Authority of Burke County (The) , Oglethorpe Power Corp. , Revenue ,
2017 , Refunding , 4.125% , 11/01/45 .................................... 6,000,000 6,640,500
Development Authority of Cobb County (The) ,
Georgia Tech Cobb Research Campus LLC, Revenue, 2017 A, 4%, 6/01/42 ...... 1,600,000 1,782,128
Kennesaw State University Real Estate Obligated Group 2015 ABC, Revenue, Senior
Lien, 2015A, Refunding, 5%, 7/15/38 ................................. 2,000,000 2,254,460
KSU 2020 Housing Real Estate Foundation LLC, Revenue, 2020, 4%, 7/15/52 .... 5,720,000 6,391,471
KSU SRAC Real Estate Foundation LLC, Revenue, 2013, 5%, 7/15/35 .......... 2,500,000 2,637,375
KSU SRAC Real Estate Foundation LLC, Revenue, 2013, 5%, 7/15/38 .......... 2,500,000 2,634,300
University System of Georgia, Revenue, 2020 C, 4%, 7/15/52 ................ 2,000,000 2,215,460
Development Authority of Gwinnett County ,
Gwinnett County School District, COP, 2006, NATL Insured, 5.25%, 1/01/22 ...... 3,000,000 3,126,930
Gwinnett County School District, COP, 2006, NATL Insured, 5.25%, 1/01/24 ...... 2,000,000 2,276,000
Etowah Water & Sewer Authority ,
Revenue, 2019, Refunding, BAM Insured, 4%, 3/01/36 ...................... 1,450,000 1,681,666
Revenue, 2019, Refunding, BAM Insured, 3%, 3/01/44 ...................... 1,250,000 1,294,663
Floyd County Hospital Authority , Floyd Obligated Group , Revenue , 2016 , Refunding ,
4% , 7/01/43 ...................................................... 7,735,000 8,467,118
Forsyth County School District , GO , 2018 , 5% , 2/01/38 .......................
2,650,000 3,260,904
Fulton County Residential Care Facilities for the Elderly Authority , Lenbrook Square
Foundation Obligated Group , Revenue , 2016 , Refunding , 5% , 7/01/42 .......... 6,000,000 6,417,480
Gainesville & Hall County Hospital Authority ,
Northeast Georgia Health System Obligated Group, Revenue, 2017A, Refunding,
5%, 2/15/42 .................................................... 7,000,000 8,143,310
Northeast Georgia Health System Obligated Group, Revenue, 2020 A, Refunding,
4%, 2/15/45 .................................................... 5,000,000 5,634,200

Franklin Tax-Free Trust
Statement of Investments
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
83
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Gainesville School District , GO , 2020 , 4% , 11/01/42 .........................
$ 1,000,000 $ 1,178,610
Georgia Higher Education Facilities Authority , USG Real Estate Foundation III LLC ,
Revenue , 2020 , Refunding , 4% , 6/15/41 ................................. 2,305,000 2,660,869
Georgia Housing & Finance Authority ,
Revenue, 2013A, 3.8%, 12/01/37 ...................................... 5,000,000 5,131,650
Revenue, 2018 A, 3.85%, 12/01/38 .................................... 5,705,000 6,082,101
Revenue, 2018 A, 3.95%, 12/01/43 .................................... 1,380,000 1,452,740
Revenue, 2018B, 4.05%, 12/01/38 ..................................... 605,000 605,000
Revenue, 2019A, Refunding, 3.7%, 6/01/49 .............................. 4,955,000 5,268,354
Georgia State Road & Tollway Authority , Revenue , 2020 , 5% , 6/01/32 ............
1,000,000 1,312,760
Glynn-Brunswick Memorial Hospital Authority , Southeast Georgia Health System
Obligated Group , Revenue , 2017 , 5% , 8/01/47 ............................ 5,000,000 5,732,750
Gwinnett County School District , GO , 2019 , 5% , 2/01/41 ......................
3,000,000 3,783,750
Hall County School District , GO , 2020 , 4% , 2/01/40 ..........................
2,500,000 2,997,425
Henry County School District , GO , 2016 , 4% , 8/01/33 ........................
5,000,000 5,710,800
Hogansville Ga Combined Public Utility System , Revenue , 1993 , Refunding , AGMC
Insured , 6% , 10/01/23 .............................................. 1,430,000 1,530,972
Jefferson Public Building Authority ,
County of Jackson, Revenue, 2021, 4%, 3/01/29 .......................... 500,000 608,870
County of Jackson, Revenue, 2021, 4%, 3/01/31 .......................... 600,000 747,036
Lawrenceville Building Authority , City of Lawrenceville , Revenue , 2015 , 5% , 4/01/35 .
2,270,000 2,637,785
Macon Water Authority , Revenue , 2015 , 4% , 10/01/35 ........................
2,810,000 3,205,479
Main Street Natural Gas, Inc. ,
Revenue, 2007A, 5.5%, 9/15/27 ....................................... 5,000,000 6,321,850
Revenue, 2019 A, 5%, 5/15/38 ........................................ 2,500,000 3,423,850
Metropolitan Atlanta Rapid Transit Authority , Revenue , 2015B , 5% , 7/01/45 ........
5,000,000 5,886,900
Monroe County Public Facilities Authority , County of Monroe , Revenue , 2020 , 4% ,
6/01/42 ......................................................... 1,000,000 1,137,370
Moultrie-Colquitt Counties Development Authority , Philadelphia College of Osteopathic
Medicine Obligated Group , Revenue , 2018 , 5% , 12/01/43 ................... 4,815,000 5,737,795
Municipal Electric Authority of Georgia ,
Revenue, 2019A, AGMC Insured, 4%, 1/01/44 ............................ 5,000,000 5,599,350
Revenue, 2020 A, Refunding, 5%, 1/01/50 ............................... 3,500,000 4,278,680
Revenue, GG, Refunding, 5%, 1/01/39 .................................. 7,000,000 7,431,970
Municipal Gas Authority of Georgia ,
Revenue, S, Refunding, 5%, 10/01/25 .................................. 2,500,000 2,674,700
Revenue, S, Refunding, 5%, 10/01/26 .................................. 2,500,000 2,672,100
Paulding County Hospital Authority , WellStar Health System Obligated Group ,
Revenue , 2012A , 5% , 4/01/42 ........................................ 3,500,000 3,608,430
Pierce County School District , GO , 2017 , 4% , 1/01/43 ........................
3,725,000 4,245,010
Private Colleges & Universities Authority ,
Emory University, Revenue, 2011A, Pre-Refunded, 5%, 9/01/41 ............... 2,000,000 2,048,500
Emory University, Revenue, 2013A, 5%, 10/01/43 ......................... 5,000,000 5,486,850
Emory University, Revenue, 2019B, Refunding, 5%, 9/01/48 .................. 4,000,000 4,950,720
Emory University, Revenue, 2020 B, Refunding, 5%, 9/01/34 ................. 2,750,000 3,592,023
Pulaski County School District , GO , 2020 , 4% , 10/01/42 ......................
1,000,000 1,177,460
Richmond County Hospital Authority , University Health Services Obligated Group ,
Revenue , 2016 , Refunding , 4% , 1/01/35 ................................. 8,000,000 8,806,560
Sandy Springs Public Facilities Authority , City of Sandy Springs , Revenue , 2015 , Pre-
Refunded , 5% , 5/01/41 ............................................. 3,000,000 3,668,460
Savannah Hospital Authority , St. Joseph's/Candler Health System Obligated Group ,
Revenue , 2019A , Refunding , 4% , 7/01/43 ............................... 10,000,000 10,977,200
Sinclair Water Authority , Revenue , 2019 , Refunding , AGMC Insured , 5% , 4/01/48 ...
2,000,000 2,431,440
State of Georgia ,
GO, 2017 A, 4%, 2/01/36 ............................................ 5,000,000 5,757,400
GO, 2018A, 4%, 7/01/36 ............................................ 5,000,000 5,922,100

Franklin Tax-Free Trust
Statement of Investments
Franklin Georgia Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
84
s
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Tift County Hospital Authority , Southwell Obligated Group , Revenue , 2013 , 5% ,
12/01/38 ........................................................ $ 2,000,000 $ 2,107,660
Valdosta & Lowndes County Hospital Authority , Revenue , 2011B , Pre-Refunded , 5% ,
10/01/41 ........................................................ 3,000,000 3,084,930
Worth County School District , GO , 2017 , 5% , 12/01/42 .......................
5,000,000 5,985,550
460,276,509
U.S. Territories 2.4%
Puerto Rico 2.4%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 560,000 629,054
a
Revenue, XX-RSA-1, 5.25%, 7/01/40 ................................... 2,270,000 2,054,350
Puerto Rico Highway & Transportation Authority ,
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/32 ................... 4,800,000 5,894,352
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 1,100,000 1,381,985
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 1,450,000 1,636,426
11,596,167
Total U.S. Territories .................................................................... 11,596,167
Total Municipal Bonds (Cost $448,222,220) .....................................
471,872,676
a a a a
Short Term Investments 0.2%
Municipal Bonds 0.2%
Georgia 0.2%
b
Athens-Clarke County Unified Government Development Authority , University of
Georgia Athletic Association, Inc. , Revenue , 2005 B , LOC Wells Fargo Bank NA ,
Daily VRDN and Put , 0.01% , 7/01/35 ................................... 795,000 795,000
Total Municipal Bonds (Cost $795,000) .........................................
795,000
Total Short Term Investments (Cost $795,000 ) ..................................
795,000
a
Total Investments (Cost $449,017,220) 98.7% ...................................
$472,667,676
Other Assets, less Liabilities 1.3% .............................................
6,154,008
Net Assets 100.0% ...........................................................
$478,821,684
See Abbreviations on page 173 .
a
See Note 7 regarding defaulted securities.
b
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Kentucky Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
85
a
Year Ended February 28, Year Ended
February 28,
2019
b
2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ............................................ $11.24 $10.76 $10.68
Income from investment operations
c
:
Net investment income
d
.................................................. 0.28 0.29 0.15
Net realized and unrealized gains (losses) .................................... (0.28) 0.50 0.08
Total from investment operations ............................................. — 0.79 0.23
Less distributions from:
Net investment income ................................................... (0.27) (0.31) (0.15)
Net asset value, end of year ................................................ $10.97 $11.24 $10.76
Total return
e
............................................................ 0.02% 7.43% 2.16%
Ratios to average net assets
f
Expenses
g
............................................................. 0.97% 0.97% 0.97%
Net investment income .................................................... 2.55% 2.63% 3.00%
Supplemental data
Net assets, end of year (000’s) .............................................. $13,052 $8,986 $2,785
Portfolio turnover rate ..................................................... 14.49% 13.74% 18.61%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Kentucky Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
86
a
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.23 $10.75 $10.77 $11.01 $11.31
Income from investment operations
b
:
Net investment income
c
......................... 0.30 0.31 0.34 0.37 0.40
Net realized and unrealized gains (losses) ........... (0.28) 0.49 (0.02) (0.24) (0.30)
Total from investment operations .................... 0.02 0.80 0.32 0.13 0.10
Less distributions from:
Net investment income .......................... (0.29) (0.32) (0.34) (0.37) (0.40)
Net asset value, end of year ....................... $10.96 $11.23 $10.75 $10.77 $11.01
Total return
d
................................... 0.17% 7.60% 3.01% 1.20% 0.86%
Ratios to average net assets
Expenses ..................................... 0.82%
e
0.82%
e
0.82%
e
0.79% 0.77%
Net investment income ........................... 2.72% 2.78% 3.15% 3.40% 3.51%
Supplemental data
Net assets, end of year (000’s) ..................... $112,826 $127,889 $130,267 $150,182 $165,613
Portfolio turnover rate ............................ 14.49% 13.74% 18.61% 13.90% 9.14%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Kentucky Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
87
a
Year Ended February 28, Year Ended
February 28,
2018
b
2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $11.23 $10.75 $10.77 $10.98
Income from investment operations
c
:
Net investment income
d
...................................... 0.31 0.32 0.35 0.23
Net realized and unrealized gains (losses) ........................ (0.27) 0.50 (0.02) (0.22)
Total from investment operations ................................. 0.04 0.82 0.33 0.01
Less distributions from:
Net investment income ....................................... (0.30) (0.34) (0.35) (0.22)
Net asset value, end of year .................................... $10.97 $11.23 $10.75 $10.77
Total return
e
................................................ 0.40% 7.74% 3.13% 0.07%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ................... 0.71% 0.71% 0.70% 0.70%
Expenses net of waiver and payments by affiliates .................... 0.69%
g
0.68%
g
0.67%
g
0.65%
Net investment income ........................................ 2.84% 2.92% 3.30% 3.54%
Supplemental data
Net assets, end of year (000’s) .................................. $2,353 $2,164 $1,843 $2,085
Portfolio turnover rate ......................................... 14.49% 13.74% 18.61% 13.90%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Kentucky Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
88
a
Year Ended February 28, Year Ended
February 28,
2017
b
2021 2020
a
2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.23 $10.75 $10.77 $11.01 $11.35
Income from investment operations
c
:
Net investment income
d
......................... 0.31 0.32 0.35 0.38 0.19
Net realized and unrealized gains (losses) ........... (0.27) 0.50 (0.02) (0.24) (0.35)
Total from investment operations .................... 0.04 0.82 0.33 0.14 (0.16)
Less distributions from:
Net investment income .......................... (0.30) (0.34) (0.35) (0.38) (0.18)
Net asset value, end of year ....................... $10.97 $11.23 $10.75 $10.77 $11.01
Total return
e
................................... 0.27% 7.70% 3.10% 1.30% (1.36)%
Ratios to average net assets
f
Expenses ..................................... 0.72%
g
0.72%
g
0.72%
g
0.69% 0.67%
Net investment income ........................... 2.81% 2.88% 3.25% 3.50% 3.61%
Supplemental data
Net assets, end of year (000’s) ..................... $12,653 $12,168 $9,298 $7,438 $6,896
Portfolio turnover rate ............................ 14.49% 13.74% 18.61% 13.90% 9.14%
a
For the year ended February 29.
b
For the period September 15, 2016 (effective date) to February 28, 2017.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments, February 28, 2021
Franklin Kentucky Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
89
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.5%
Kentucky 96.4%
Campbell Kenton & Boone Counties Sanitation District No. 1 , Revenue , 2019 ,
Refunding , 4% , 8/01/34 ............................................. $ 5,310,000 $ 6,079,738
City of Glasgow , TJ Samson Community Hospital Obligated Group , Revenue , 2011 ,
6.45% , 2/01/41 ................................................... 2,000,000 2,033,600
City of Owensboro ,
Electric Light & Power System, Revenue, 2017, Refunding, 4%, 1/01/27 ......... 1,250,000 1,439,938
Water, Revenue, 2018, Refunding, BAM Insured, 4%, 9/15/45 ................ 5,000,000 5,479,450
City of Russell , Bon Secours Health System, Inc. Obligated Group , Revenue , 2013 ,
Pre-Refunded , 5% , 11/01/26 ......................................... 4,000,000 4,311,800
County of Boyle , Centre College of Kentucky , Revenue , 2017 , Refunding , 5% , 6/01/37
2,000,000 2,324,780
a
County of Carroll , Kentucky Utilities Co. , Revenue , 2016 A , Refunding , Mandatory Put ,
1.55% , 9/01/26 ................................................... 2,000,000 1,982,580
County of Warren , Bowling Green-Warren County Community Hospital Corp. , Revenue ,
2012A , 5% , 10/01/33 ............................................... 1,000,000 1,058,440
Eastern Kentucky University , Revenue , 2018 A , 4% , 10/01/37 ..................
1,540,000 1,634,510
Fayette County School District Finance Corp. ,
Fayette County School District, Revenue, 2015D, 5%, 8/01/34 ................ 1,985,000 2,304,426
Fayette County School District, Revenue, 2018 A, 4%, 5/01/38 ................ 1,000,000 1,105,940
Greater Kentucky Housing Assistance Corp. , Revenue , 1997 A , Refunding , NATL, FHA
Insured , 6.1% , 1/01/24 .............................................. 105,000 105,390
Hopkins County School District Finance Corp. , Revenue , 2021 , 2% , 2/01/41 .......
2,340,000 2,117,185
Jefferson County School District Finance Corp. , Kentucky School Facilities
Construction Commission , Revenue , 2015B , Refunding , 4% , 12/01/26 .......... 3,500,000 4,096,435
Kentucky Bond Development Corp. ,
Revenue, 2018 A, 5%, 9/01/48 ........................................ 2,500,000 2,917,250
Transylvania University, Revenue, 2019B, 4%, 3/01/49 ...................... 2,500,000 2,678,250
Transylvania University, Revenue, 2021 A, Refunding, 4%, 3/01/46 ............. 735,000 800,885
Transylvania University, Revenue, 2021 A, Refunding, 4%, 3/01/49 ............. 330,000 358,621
Kentucky Economic Development Finance Authority , CommonSpirit Health Obligated
Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/44 ........................ 4,000,000 4,844,840
Kentucky Housing Corp. ,
Revenue, 2010, GNMA Insured, 5%, 4/20/40 ............................. 2,280,000 2,282,576
Revenue, 2010, GNMA Insured, 5.25%, 4/20/45 ........................... 1,850,000 1,852,017
Kentucky Infrastructure Authority , Revenue , 2012A , Pre-Refunded , 5% , 2/01/31 ....
4,190,000 4,374,737
Kentucky Municipal Power Agency ,
Revenue, 2016 A, Refunding, NATL Insured, 5%, 9/01/36 .................... 3,000,000 3,561,210
Revenue, 2019 A, Refunding, 4%, 9/01/45 ............................... 2,000,000 2,152,160
Kentucky Rural Water Finance Corp. , Revenue , 2001A , 5% , 2/01/26 .............
380,000 381,383
Kentucky State Property & Building Commission ,
Kentucky Finance and Administration Cabinet, Revenue, 5%, 4/01/38 ........... 2,500,000 2,945,175
Kentucky Finance and Administration Cabinet, Revenue, A, Refunding, 5%, 8/01/34 3,500,000 4,030,670
Kentucky Turnpike Authority ,
Kentucky Transportation Cabinet, Revenue, 2011 A, Refunding, 5%, 7/01/30 ..... 2,500,000 2,536,675
Kentucky Transportation Cabinet, Revenue, 2013A, 5%, 7/01/32 .............. 2,000,000 2,177,520
Kentucky Transportation Cabinet, Revenue, 2015 A, Refunding, 5%, 7/01/33 ..... 3,000,000 3,438,690
Kentucky Transportation Cabinet, Revenue, 2017 A, Refunding, 5%, 7/01/36 ..... 550,000 654,879
Kentucky Transportation Cabinet, Revenue, 2017 A, Refunding, 5%, 7/01/37 ..... 700,000 831,313
Lewis County School District Finance Corp. , Revenue , 2021 , 2% , 2/01/41 .........
2,000,000 1,831,980
Lexington Fayette Urban County Government Public Facilities Corp. , Revenue , 2011A ,
5.25% , 6/01/32 ................................................... 3,000,000 3,026,160
Lexington-Fayette Urban County Airport Board , Lexington-Fayette Urban County
Government , Revenue , 2012B , Pre-Refunded , 5% , 7/01/29 .................. 1,185,000 1,261,693
Louisville and Jefferson County ,
Metropolitan Sewer District, Revenue, 2017 A, 4%, 5/15/48 .................. 2,750,000 3,025,192
Metropolitan Sewer District, Revenue, 2018 A, Refunding, 4%, 5/15/38 .......... 5,000,000 5,754,000

Franklin Tax-Free Trust
Statement of Investments
Franklin Kentucky Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
90
s
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Kentucky (continued)
Louisville/Jefferson County Metropolitan Government ,
Bellarmine University, Inc., Revenue, 2015, Refunding, 5%, 5/01/31 ............ $ 2,000,000 $ 2,149,660
Bellarmine University, Inc., Revenue, 2017 A, Refunding, 5%, 5/01/36 .......... 2,715,000 2,960,816
Norton Healthcare Obligated Group, Revenue, 2020A, 4%, 10/01/39 ........... 4,000,000 4,533,480
Norton Healthcare Obligated Group, Revenue, 2020A, 3%, 10/01/43 ........... 2,000,000 2,064,140
Morehead State University , Revenue , 2014A , Refunding , 5% , 10/01/28 ...........
1,910,000 2,131,063
Paducah Electric Plant Board , Revenue , 2016 A , Refunding , AGMC Insured , 5% ,
10/01/34 ........................................................ 5,700,000 6,795,198
Scott County School District Finance Corp. , Scott County Board of Education ,
Revenue , 2018 , 4% , 6/01/38 ......................................... 1,615,000 1,788,435
Shelby County School District Finance Corp. , Shelby County Public School District ,
Revenue , 2018 , 4% , 8/01/38 ......................................... 3,465,000 3,847,155
University of Kentucky ,
Revenue, 2014A, 4%, 4/01/44 ........................................ 2,250,000 2,379,060
Revenue, 2018 A, 4%, 10/01/32 ....................................... 4,000,000 4,469,720
University of Louisville ,
Revenue, 2011 A, Refunding, 5%, 9/01/28 ............................... 2,220,000 2,268,196
Revenue, 2016 D, 5%, 3/01/30 ........................................ 4,140,000 4,961,956
Western Kentucky University , Revenue , 2012A , Refunding , 5% , 5/01/32 ..........
1,625,000 1,692,275
135,833,242
U.S. Territories 2.1%
Puerto Rico 2.1%
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC, FGIC Insured, 5.25%, 7/01/39 ........... 160,000 200,607
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/34 ................... 1,785,000 2,194,925
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 400,000 502,540
2,898,072
Total U.S. Territories .................................................................... 2,898,072
Total Municipal Bonds (Cost $131,622,220) .....................................
138,731,314
a a a a
Short Term Investments 0.9%
Municipal Bonds 0.9%
Kentucky 0.9%
b
City of Berea ,
Berea College, Revenue, 2002A, Daily VRDN and Put, 0.04%, 6/01/32 ......... 1,000,000 1,000,000
Berea College, Revenue, 2003B, Refunding, Daily VRDN and Put, 0.04%, 6/01/29 . 200,000 200,000
1,200,000
Total Municipal Bonds (Cost $1,200,000) .......................................
1,200,000
Total Short Term Investments (Cost $1,200,000 ) .................................
1,200,000
a
Total Investments (Cost $132,822,220) 99.4% ...................................
$139,931,314
Other Assets, less Liabilities 0.6% .............................................
952,944
Net Assets 100.0% ...........................................................
$140,884,258
See Abbreviations on page 173 .

Franklin Tax-Free Trust
Statement of Investments
Franklin Kentucky Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
91
a
The maturity date shown represents the mandatory put date.
b
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Louisiana Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
92
a
Year Ended February 28, Year Ended
February 28,
2019
b
2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ............................................ $11.55 $10.93 $10.85
Income from investment operations
c
:
Net investment income
d
.................................................. 0.28 0.30 0.16
Net realized and unrealized gains (losses) .................................... (0.27) 0.64 0.08
Total from investment operations ............................................. 0.01 0.94 0.24
Less distributions from:
Net investment income ................................................... (0.28) (0.32) (0.16)
Net asset value, end of year ................................................ $11.28 $11.55 $10.93
Total return
e
............................................................ 0.09% 8.68% 2.22%
Ratios to average net assets
f
Expenses
g
............................................................. 0.87% 0.86% 0.88%
Net investment income .................................................... 2.49% 2.70% 3.06%
Supplemental data
Net assets, end of year (000’s) .............................................. $56,810 $48,032 $18,110
Portfolio turnover rate ..................................................... 22.66% 4.83% 9.46%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
93
a
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.55 $10.92 $10.90 $11.15 $11.50
Income from investment operations
b
:
Net investment income
c
......................... 0.30 0.32 0.35 0.36 0.39
Net realized and unrealized gains (losses) ........... (0.28) 0.64 0.02 (0.24) (0.34)
Total from investment operations .................... 0.02 0.96 0.37 0.12 0.05
Less distributions from:
Net investment income .......................... (0.29) (0.33) (0.35) (0.37) (0.40)
Net asset value, end of year ....................... $11.28 $11.55 $10.92 $10.90 $11.15
Total return
d
................................... 0.24% 8.94% 3.45% 1.04% 0.43%
Ratios to average net assets
Expenses ..................................... 0.72%
e
0.71%
e
0.73%
e
0.70% 0.68%
Net investment income ........................... 2.66% 2.85% 3.21% 3.23% 3.41%
Supplemental data
Net assets, end of year (000’s) ..................... $250,576 $289,744 $284,259 $322,080 $343,042
Portfolio turnover rate ............................ 22.66% 4.83% 9.46% 21.83% 16.87%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
94
a
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.74 $11.10 $11.07 $11.32 $11.67
Income from investment operations
b
:
Net investment income
c
......................... 0.24 0.26 0.29 0.30 0.33
Net realized and unrealized gains (losses) ........... (0.29) 0.65 0.03 (0.25) (0.34)
Total from investment operations .................... (0.05) 0.91 0.32 0.05 (0.01)
Less distributions from:
Net investment income .......................... (0.23) (0.27) (0.29) (0.30) (0.34)
Net asset value, end of year ....................... $11.46 $11.74 $11.10 $11.07 $11.32
Total return
d
................................... (0.39)% 8.34% 2.92% 0.46% (0.13)%
Ratios to average net assets
Expenses ..................................... 1.26%
e
1.26%
e
1.28%
e
1.25% 1.23%
Net investment income ........................... 2.08% 2.30% 2.66% 2.68% 2.86%
Supplemental data
Net assets, end of year (000’s) ..................... $29,441 $38,066 $42,188 $61,399 $67,154
Portfolio turnover rate ............................ 22.66% 4.83% 9.46% 21.83% 16.87%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
95
a
Year Ended February 28, Year Ended
February 28,
2018
b
2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $11.55 $10.93 $10.90 $11.18
Income from investment operations
c
:
Net investment income
d
...................................... 0.31 0.33 0.36 0.22
Net realized and unrealized gains (losses) ........................ (0.27) 0.64 0.03 (0.28)
Total from investment operations ................................. 0.04 0.97 0.39 (0.06)
Less distributions from:
Net investment income ....................................... (0.31) (0.35) (0.36) (0.22)
Net asset value, end of year .................................... $11.28 $11.55 $10.93 $10.90
Total return
e
................................................ 0.38% 8.99% 3.67% (0.59)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ................... 0.60% 0.60% 0.61% 0.60%
Expenses net of waiver and payments by affiliates .................... 0.58%
g
0.58%
g
0.59%
g
0.57%
Net investment income ........................................ 2.78% 2.98% 3.35% 3.36%
Supplemental data
Net assets, end of year (000’s) .................................. $6,076 $5,383 $3,865 $3,683
Portfolio turnover rate ......................................... 22.66% 4.83% 9.46% 21.83%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
96
a
Year Ended February 28, Year Ended
February 28,
2017
b
2021 2020
a
2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.55 $10.93 $10.90 $11.15 $11.54
Income from investment operations
c
:
Net investment income
d
......................... 0.31 0.33 0.36 0.37 0.19
Net realized and unrealized gains (losses) ........... (0.28) 0.63 0.03 (0.24) (0.40)
Total from investment operations .................... 0.03 0.96 0.39 0.13 (0.21)
Less distributions from:
Net investment income .......................... (0.30) (0.34) (0.36) (0.38) (0.18)
Net asset value, end of year ....................... $11.28 $11.55 $10.93 $10.90 $11.15
Total return
e
................................... 0.34% 8.95% 3.65% 1.14% (1.79)%
Ratios to average net assets
f
Expenses ..................................... 0.62%
g
0.61%
g
0.63%
g
0.60% 0.58%
Net investment income ........................... 2.73% 2.95% 3.31% 3.33% 3.51%
Supplemental data
Net assets, end of year (000’s) ..................... $37,329 $27,945 $19,580 $14,091 $10,259
Portfolio turnover rate ............................ 22.66% 4.83% 9.46% 21.83% 16.87%
a
For the year ended February 29.
b
For the period September 15, 2016 (effective date) to February 28, 2017.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments, February 28, 2021
Franklin Louisiana Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
97
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 101.3%
Louisiana 99.1%
Ascension Parish School Board , GO , 2020 , 4% , 3/01/40 ......................
$ 1,000,000 $ 1,157,510
Caddo Parish Parishwide School District ,
GO, 2021, AGMC Insured, 3%, 3/01/36 ................................. 505,000 552,364
GO, 2021, AGMC Insured, 2%, 3/01/41 ................................. 2,500,000 2,249,225
Calcasieu Parish Public Trust Authority , Cowboy Facilities, Inc. , Revenue , 2011 ,
Refunding , AGMC Insured , 5% , 5/01/29 ................................. 2,050,000 2,142,804
Calcasieu Parish School District No. 23 ,
GO, 2019, BAM Insured, 4%, 9/01/36 ................................... 670,000 782,928
GO, 2019, BAM Insured, 4%, 9/01/37 ................................... 600,000 696,252
GO, 2019, BAM Insured, 4%, 9/01/39 ................................... 2,060,000 2,360,163
Calcasieu Parish School District No. 31 ,
GO, 2018, BAM Insured, 5%, 3/01/36 ................................... 1,000,000 1,235,990
GO, 2018, BAM Insured, 5%, 3/01/38 ................................... 1,000,000 1,229,200
GO, 2019, BAM Insured, 4%, 3/01/37 ................................... 1,000,000 1,174,340
GO, 2019, BAM Insured, 4%, 3/01/39 ................................... 750,000 876,487
Central Community School System ,
GO, 2020, 4%, 3/01/39 ............................................. 1,125,000 1,307,160
GO, 2020, 4%, 3/01/40 ............................................. 1,190,000 1,379,555
City of Alexandria , Utilities , Revenue , 2013A , Pre-Refunded , 5% , 5/01/38 .........
10,000,000 11,017,500
City of Bossier City ,
Revenue, 2017, 5%, 12/01/36 ........................................ 1,405,000 1,690,215
Utilities, Revenue, 2014, Refunding, 5%, 10/01/37 ......................... 5,280,000 5,958,058
City of Kenner , Sales Tax , Revenue , 2013A , Pre-Refunded , 5% , 6/01/33 ..........
8,605,000 9,503,964
City of Lafayette ,
Sales & Use Tax, Revenue, 2019 A, 5%, 5/01/44 .......................... 4,350,000 5,435,499
Sales & Use Tax, Revenue, 2020 B, 4%, 3/01/45 .......................... 5,000,000 5,933,950
City of New Orleans ,
Sewerage Service, Revenue, 2020 B, 5%, 6/01/45 ......................... 1,700,000 2,084,897
Sewerage Service, Revenue, 2020 B, 4%, 6/01/50 ......................... 1,300,000 1,466,478
City of Ruston , Revenue , 2016 , AGMC Insured , 5% , 6/01/35 ...................
1,085,000 1,272,021
City of Shreveport ,
Revenue, 2016, Refunding, BAM Insured, 5%, 3/01/27 ...................... 1,500,000 1,822,230
Water & Sewer, Revenue, 2016 B, 5%, 12/01/41 .......................... 4,000,000 4,688,840
Water & Sewer, Revenue, 2020B, Refunding, 3%, 12/01/50 .................. 5,070,000 5,249,579
Consolidated Government of the City of Baton Rouge & Parish of East Baton Rouge ,
Sales Tax , Revenue , 2020 , Refunding , AGMC Insured , 5% , 8/01/30 ............ 2,000,000 2,624,820
East Baton Rouge Sewerage Commission ,
Revenue, 2014B, Pre-Refunded, 5%, 2/01/33 ............................. 1,000,000 1,174,620
Revenue, 2014B, Pre-Refunded, 5%, 2/01/39 ............................. 5,000,000 5,873,100
Revenue, 2019 A, Refunding, 4%, 2/01/45 ............................... 5,000,000 5,798,250
Revenue, 2020A, Refunding, 5%, 2/01/31 ............................... 750,000 984,825
Greater New Orleans Expressway Commission , Revenue , 2017 , AGMC Insured , 5% ,
11/01/47 ........................................................ 4,000,000 4,573,440
Jefferson Sales Tax District ,
Revenue, 2017 B, AGMC Insured, 5%, 12/01/42 ........................... 2,250,000 2,695,298
Revenue, 2019 B, AGMC Insured, 4%, 12/01/42 ........................... 5,000,000 5,663,800
Lafayette Consolidated Government ,
GO, 2020, Refunding, 3%, 3/01/34 ..................................... 250,000 275,240
GO, 2020, Refunding, 3%, 3/01/35 ..................................... 200,000 219,324
Revenue, 2015, Refunding, AGMC Insured, 5%, 11/01/28 ................... 1,345,000 1,584,585
Revenue, 2015, Refunding, AGMC Insured, 5%, 11/01/31 ................... 2,400,000 2,810,496
Lafayette Parish School Board , Revenue , 2018 , Pre-Refunded , 5% , 4/01/48 .......
6,000,000 7,504,800
Livingston Parish School Board ,
Revenue, 2021 A, Refunding, 4%, 5/01/30 ............................... 500,000 615,410
Revenue, 2021 A, Refunding, 4%, 5/01/31 ............................... 1,300,000 1,618,682
Revenue, 2021 A, Refunding, 4%, 5/01/32 ............................... 1,500,000 1,855,110

Franklin Tax-Free Trust
Statement of Investments
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
98
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Louisiana Correctional Facilities Corp. ,
State of Louisiana Office of Juvenile Justice, Revenue, 2021, 4%, 10/01/37 ...... $ 875,000 $ 1,031,363
State of Louisiana Office of Juvenile Justice, Revenue, 2021, 4%, 10/01/40 ...... 1,305,000 1,532,122
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
Cowboy Facilities, Inc., Revenue, 2011, AGMC Insured, 5%, 3/01/36 ........... 1,800,000 1,868,472
East Ascension Parish Gravity Drainage District No. 1, Revenue, 2015, Refunding,
BAM Insured, 5%, 12/01/40 ........................................ 2,925,000 3,406,689
East Baton Rouge Sewerage Commission, Revenue, Sub. Lien, 2014A, Pre-
Refunded, 5%, 2/01/34 ............................................ 2,550,000 2,890,272
Innovative Student Facilities, Inc., Revenue, 2016 A, AGMC Insured, 4%, 10/01/33 . 800,000 891,528
Innovative Student Facilities, Inc., Revenue, 2016 A, AGMC Insured, 4%, 10/01/34 . 620,000 689,403
a
Invest in Americas Veterans Foundation Louisiana, Inc., Revenue, 144A, 2020A,
Refunding, 4.25%, 12/01/50 ........................................ 8,000,000 8,031,920
Louisiana Community & Technical College System, Revenue, 2014, 5%, 10/01/32 . 3,000,000 3,339,690
Louisiana Community & Technical College System, Revenue, 2014, 5%, 10/01/33 . 5,000,000 5,555,350
a
Parish of St. Tammany LA GOMESA, Revenue, 144A, 2020, 3.875%, 11/01/45 .... 1,900,000 1,939,235
Ragin Cajun Facilities, Inc., Revenue, 2017, Refunding, AGMC Insured, 5%,
10/01/39 ....................................................... 2,680,000 3,184,349
University of Louisiana at Lafayette, Revenue, 2018, AGMC Insured, 5%, 10/01/48 3,500,000 4,087,440
University of Louisiana System, Revenue, 2019, Refunding, AGMC Insured, 4%,
8/01/34 ........................................................ 1,000,000 1,155,860
Woman's Hospital Foundation, Revenue, 2017 A, Refunding, 5%, 10/01/44 ...... 5,000,000 5,860,050
Louisiana Public Facilities Authority ,
CHRISTUS Health Obligated Group, Revenue, 2018 E, 5%, 7/01/48 ........... 5,000,000 5,986,500
Franciscan Missionaries of Our Lady Health System Obligated Group, Revenue,
2015A, Pre-Refunded, 5%, 7/01/35 ................................... 35,000 41,606
Franciscan Missionaries of Our Lady Health System Obligated Group, Revenue,
2015A, 5%, 7/01/35 .............................................. 4,965,000 5,575,645
Louisiana Children's Medical Center Obligated Group, Revenue, 2015 A1, 5%,
6/01/45 ........................................................ 10,000,000 11,843,000
Louisiana State University & Agricultural & Mechanical College Auxiliary, Revenue,
2016 A, 5%, 7/01/46 .............................................. 6,500,000 7,365,020
Louisiana State University & Agricultural & Mechanical College Auxiliary, Revenue,
2017, 5%, 7/01/52 ................................................ 2,310,000 2,662,183
Loyola University New Orleans, Revenue, 2011, 5%, 10/01/41 ................ 5,000,000 5,045,150
Ochsner Clinic Foundation Obligated Group, Revenue, 2002B, ETM, 5.75%, 5/15/23 2,500,000 2,794,200
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, Pre-Refunded, 5%,
5/15/34 ........................................................ 30,000 36,306
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, Pre-Refunded, 5%,
5/15/47 ........................................................ 20,000 24,204
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/46 10,000,000 11,636,100
Ochsner Clinic Foundation Obligated Group, Revenue, 2020 A, Refunding, 4%,
5/15/49 ........................................................ 5,000,000 5,647,650
a
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-1, 5.5%, 1/01/50 . 2,000,000 2,221,220
Roman Catholic Church of the Archdiocese of New Orleans, Revenue, 2017,
Refunding, 5%, 7/01/37 ............................................ 3,750,000 3,525,000
Tulane University, Revenue, 2013B, 5%, 10/01/37 ......................... 5,540,000 5,916,055
Tulane University, Revenue, 2016 A, Refunding, 5%, 12/15/41 ................ 3,000,000 3,519,600
Tulane University, Revenue, 2017A, Refunding, 4%, 12/15/50 ................ 2,000,000 2,204,980
Tulane University, Revenue, 2020 A, Refunding, 5%, 4/01/45 ................. 1,000,000 1,226,670
Louisiana Stadium & Exposition District , Revenue , 2020 , 5% , 7/03/23 ............
1,150,000 1,242,598
Louisiana State Transportation Authority , Revenue , 2013A , Pre-Refunded , 5% , 8/15/38
4,500,000 5,017,635
Louisiana State University & Agricultural & Mechanical College ,
Revenue, 2013, Pre-Refunded, 5%, 7/01/37 .............................. 4,000,000 4,438,240
Revenue, 2014, Refunding, 5%, 7/01/29 ................................. 1,000,000 1,123,120
Revenue, 2014, Refunding, 5%, 7/01/30 ................................. 1,040,000 1,165,954

Franklin Tax-Free Trust
Statement of Investments
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
99
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Louisiana State University & Agricultural & Mechanical College, (continued)
Revenue, 2014, Refunding, 5%, 7/01/34 ................................. $ 1,000,000 $ 1,112,620
Revenue, 2016 A, Refunding, 5%, 7/01/40 ............................... 4,500,000 5,237,325
Natchitoches Parish School District No. 9 , GO , 2018 , AGMC Insured , 5% , 3/01/38 ...
1,440,000 1,756,253
New Orleans Aviation Board , Louis Armstrong New Orleans International Airport ,
Revenue , 2017A , 5% , 1/01/48 ........................................ 10,000,000 11,563,700
Parish of East Baton Rouge Capital Improvements District ,
Revenue, 2019, 5%, 8/01/31 ......................................... 1,000,000 1,291,360
Revenue, 2019, 4%, 8/01/44 ......................................... 2,055,000 2,354,270
Revenue, 2019, 5%, 8/01/48 ......................................... 2,500,000 3,069,475
Port New Orleans Board of Commissioners ,
Revenue, 2018 A, AGMC Insured, 5%, 4/01/48 ............................ 2,750,000 3,253,223
Revenue, 2018 B, Refunding, AGMC Insured, 5%, 4/01/43 ................... 2,000,000 2,347,420
Revenue, 2020 D, 5%, 4/01/50 ........................................ 4,000,000 4,893,960
St. Charles Parish School Board , Revenue , 2019 , 4% , 8/01/38 .................
805,000 979,154
St. Tammany Parish Hospital Service District No. 1 , Revenue , 2018 A , Refunding , 5% ,
7/01/48 ......................................................... 5,500,000 6,460,410
State of Louisiana ,
GO, 2014-C, Refunding, 5%, 8/01/27 ................................... 7,200,000 8,238,744
GO, 2016 A, 5%, 9/01/36 ............................................ 5,000,000 5,973,300
GO, 2019-A, 5%, 3/01/37 ............................................ 3,000,000 3,772,380
Revenue, 2013, Pre-Refunded, 5%, 9/01/33 .............................. 5,860,000 6,538,471
Revenue, 2013A, Pre-Refunded, 5%, 6/15/30 ............................. 2,860,000 3,167,393
Revenue, 2014A, Pre-Refunded, 5%, 6/15/32 ............................. 9,850,000 11,324,151
Revenue, 2019A, 5%, 9/01/30 ........................................ 2,000,000 2,544,160
Revenue, 2019A, 5%, 9/01/31 ........................................ 4,750,000 6,015,447
Gasoline & Fuels Tax, Revenue, First Lien, 2015 A, Refunding, 5%, 5/01/41 ...... 3,000,000 3,431,370
Gasoline & Fuels Tax, Revenue, Second Lien, 2017 C, Refunding, 5%, 5/01/40 ... 5,000,000 6,053,300
Gasoline & Fuels Tax, Revenue, Second Lien, 2017 C, Refunding, 5%, 5/01/45 ... 10,000,000 11,938,500
Terrebonne Levee & Conservation District , Revenue , 2020 B , Refunding , 4% , 6/01/41
1,000,000 1,113,160
Terrebonne Parish Consolidated Government ,
Revenue, 2020 A, 4%, 3/01/35 ........................................ 1,015,000 1,205,048
Revenue, 2020 A, 4%, 3/01/41 ........................................ 2,660,000 3,098,049
West Feliciana Parish Parishwide Consolidated School District No. 1 , GO , 2020 , 4% ,
3/01/50 ......................................................... 3,000,000 3,339,390
376,933,421
U.S. Territories 2.2%
Puerto Rico 2.2%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 500,000 561,655
b
Revenue, WW-RSA-1, 5.25%, 7/01/33 .................................. 855,000 773,775
Puerto Rico Highway & Transportation Authority , Revenue , L , Refunding , NATL
Insured , 5.25% , 7/01/35 ............................................. 6,230,000 7,030,991
8,366,421
Total U.S. Territories .................................................................... 8,366,421
Total Municipal Bonds (Cost $363,103,277) .....................................
385,299,842
a a a a
a
Total Investments (Cost $363,103,277) 101.3% ..................................
$385,299,842
Other Assets, less Liabilities (1.3)% ...........................................
(5,066,067)
Net Assets 100.0% ...........................................................
$380,233,775

Franklin Tax-Free Trust
Statement of Investments
Franklin Louisiana Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
100
s
See Abbreviations on page 173 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2021, the aggregate value of these securities was $12,192,375, representing 3.2% of net assets.
b
See Note 7 regarding defaulted securities.

Franklin Tax-Free Trust
Financial Highlights
Franklin Maryland Tax-Free Income Fund
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The accompanying notes are an integral part of these financial statements. Annual Report
101
a
Year Ended February 28, Year Ended
February 28,
2019
b
2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ............................................ $11.35 $10.80 $10.76
Income from investment operations
c
:
Net investment income
d
.................................................. 0.28 0.29 0.15
Net realized and unrealized gains (losses) .................................... (0.38) 0.57 0.04
Total from investment operations ............................................. (0.10) 0.86 0.19
Less distributions from:
Net investment income ................................................... (0.28) (0.31) (0.15)
Net asset value, end of year ................................................ $10.97 $11.35 $10.80
Total return
e
............................................................ (0.84)% 8.11% 1.84%
Ratios to average net assets
f
Expenses
g
............................................................. 0.87% 0.88% 0.88%
Net investment income .................................................... 2.55% 2.65% 2.95%
Supplemental data
Net assets, end of year (000’s) .............................................. $78,374 $60,104 $26,572
Portfolio turnover rate ..................................................... 28.27% 7.50% 5.33%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Maryland Tax-Free Income Fund
(continued)
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Annual Report The accompanying notes are an integral part of these financial statements.
102
a
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.36 $10.80 $10.76 $11.10 $11.35
Income from investment operations
b
:
Net investment income
c
......................... 0.30 0.31 0.33 0.34 0.39
Net realized and unrealized gains (losses) ........... (0.39) 0.58 0.05 (0.32) (0.24)
Total from investment operations .................... (0.09) 0.89 0.38 0.02 0.15
Less distributions from:
Net investment income .......................... (0.30) (0.33) (0.34) (0.36) (0.40)
Net asset value, end of year ....................... $10.97 $11.36 $10.80 $10.76 $11.10
Total return
d
................................... (0.69)% 8.27% 3.59% 0.13% 1.31%
Ratios to average net assets
Expenses ..................................... 0.72%
e
0.73%
e
0.73%
e
0.70% 0.67%
Net investment income ........................... 2.72% 2.80% 3.10% 3.07% 3.47%
Supplemental data
Net assets, end of year (000’s) ..................... $240,637 $270,309 $279,750 $319,120 $351,933
Portfolio turnover rate ............................ 28.27% 7.50% 5.33% 11.36% 33.34%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Maryland Tax-Free Income Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Annual Report
103
a
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.59 $11.02 $10.98 $11.31 $11.56
Income from investment operations
b
:
Net investment income
c
......................... 0.24 0.25 0.28 0.28 0.34
Net realized and unrealized gains (losses) ........... (0.39) 0.59 0.04 (0.32) (0.25)
Total from investment operations .................... (0.15) 0.84 0.32 (0.04) 0.09
Less distributions from:
Net investment income .......................... (0.24) (0.27) (0.28) (0.29) (0.34)
Net asset value, end of year ....................... $11.20 $11.59 $11.02 $10.98 $11.31
Total return
d
................................... (1.30)% 7.75% 2.94% (0.34)% 0.72%
Ratios to average net assets
Expenses ..................................... 1.26%
e
1.28%
e
1.28%
e
1.25% 1.22%
Net investment income ........................... 2.13% 2.25% 2.55% 2.52% 2.92%
Supplemental data
Net assets, end of year (000’s) ..................... $34,896 $45,502 $56,323 $92,553 $115,011
Portfolio turnover rate ............................ 28.27% 7.50% 5.33% 11.36% 33.34%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
104
In
a
Year Ended February 28, Year Ended
February 28,
2018
b
2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $11.37 $10.82 $10.78 $11.05
Income from investment operations
c
:
Net investment income
d
...................................... 0.31 0.32 0.35 0.21
Net realized and unrealized gains (losses) ........................ (0.37) 0.58 0.04 (0.27)
Total from investment operations ................................. (0.06) 0.90 0.39 (0.06)
Less distributions from:
Net investment income ....................................... (0.32) (0.35) (0.35) (0.21)
Net asset value, end of year .................................... $10.99 $11.37 $10.82 $10.78
Total return
e
................................................ (0.55)% 8.41% 3.71% (0.58)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ................... 0.59% 0.60% 0.61% 0.62%
Expenses net of waiver and payments by affiliates .................... 0.57%
g
0.58%
g
0.58%
g
0.56%
Net investment income ........................................ 2.81% 2.95% 3.25% 3.21%
Supplemental data
Net assets, end of year (000’s) .................................. $8,033 $3,642 $1,753 $1,376
Portfolio turnover rate ......................................... 28.27% 7.50% 5.33% 11.36%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
105
a
Year Ended February 28,
2021 2020
a
2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.37 $10.81 $10.77 $11.11 $11.35
Income from investment operations
b
:
Net investment income
c
......................... 0.31 0.32 0.34 0.35 0.41
Net realized and unrealized gains (losses) ........... (0.39) 0.58 0.05 (0.32) (0.24)
Total from investment operations .................... (0.08) 0.90 0.39 0.03 0.17
Less distributions from:
Net investment income .......................... (0.31) (0.34) (0.35) (0.37) (0.41)
Net asset value, end of year ....................... $10.98 $11.37 $10.81 $10.77 $11.11
Total return .................................... (0.68)% 8.47% 3.68% 0.22% 1.50%
Ratios to average net assets
Expenses ..................................... 0.62%
d
0.63%
d
0.63%
d
0.60% 0.57%
Net investment income ........................... 2.81% 2.90% 3.20% 3.17% 3.57%
Supplemental data
Net assets, end of year (000’s) ..................... $57,854 $54,079 $44,264 $40,532 $42,625
Portfolio turnover rate ............................ 28.27% 7.50% 5.33% 11.36% 33.34%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments, February 28, 2021
Franklin Maryland Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
106
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.9%
Maryland 93.6%
City of Baltimore ,
Revenue, 2020 A, 4%, 7/01/45 ........................................ $ 4,500,000 $ 5,228,190
Revenue, 2020 A, 5%, 7/01/50 ........................................ 9,115,000 11,498,664
Wastewater Utility Fund, Revenue, 2017 A, 5%, 7/01/46 ..................... 5,000,000 5,861,000
County of Anne Arundel ,
GO, 2011, 5%, 4/01/41 .............................................. 12,620,000 12,666,820
GO, 2013, 5%, 4/01/33 ............................................. 3,140,000 3,400,338
GO, 2020, 4%, 10/01/33 ............................................. 2,325,000 2,805,113
a
Glenview Housing LP, Revenue, 2009, Mandatory Put, 5%, 1/01/27 ............ 1,875,000 1,898,906
County of Baltimore ,
GO, 5%, 2/01/39 .................................................. 2,900,000 3,391,144
GO, 5%, 2/01/41 .................................................. 2,900,000 3,380,820
County of Harford ,
Tax Allocation, 2021, Refunding, 4%, 7/01/31 ............................. 150,000 174,273
Tax Allocation, 2021, Refunding, 4%, 7/01/36 ............................. 750,000 855,202
Tax Allocation, 2021, Refunding, 4%, 7/01/40 ............................. 675,000 759,065
County of Montgomery ,
COP, 2020 A, 5%, 10/01/29 .......................................... 2,950,000 3,875,857
GO, 2016 A, 4%, 12/01/33 ........................................... 7,000,000 7,704,340
Revenue, 2011A, 5%, 4/01/27 ........................................ 1,625,000 1,631,175
Revenue, 2011A, 5%, 4/01/28 ........................................ 2,230,000 2,238,385
Revenue, 2011A, 5%, 4/01/30 ........................................ 1,935,000 1,942,024
Revenue, 2011A, 5%, 4/01/31 ........................................ 2,470,000 2,478,818
Water Quality Protection Charge, Revenue, 2012A, 5%, 4/01/30 ............... 1,855,000 1,861,270
Water Quality Protection Charge, Revenue, 2012A, 5%, 4/01/31 ............... 1,240,000 1,244,129
County of Prince George's ,
COP, 2011, 5%, 10/01/30 ............................................ 2,060,000 2,067,189
GO, 2018 A, 4%, 7/15/35 ............................................ 11,405,000 13,464,629
GO, 2020 A, 5%, 7/15/40 ............................................ 900,000 1,117,782
Howard County Housing Commission ,
Revenue, 2013, 5%, 10/01/28 ........................................ 10,000,000 10,897,500
Revenue, 2016, 4%, 6/01/46 ......................................... 2,000,000 2,132,700
Revenue, 2017, 5%, 12/01/46 ........................................ 5,000,000 5,722,800
Maryland Community Development Administration ,
Housing, Revenue, 2019 D, 3%, 7/01/39 ................................ 1,500,000 1,576,560
Housing, Revenue, 2019 D, 3.2%, 7/01/44 ............................... 1,000,000 1,058,600
Maryland Community Development Administration Local Government Infrastructure ,
Revenue, 2014 A-2, 5%, 6/01/34 ...................................... 3,500,000 3,836,455
Revenue, 2017 A-1, 4%, 6/01/47 ...................................... 2,300,000 2,524,296
Revenue, 2018A-1, 5%, 6/01/48 ....................................... 1,310,000 1,565,345
Revenue, Senior Lien, 2019 B-1, 4%, 6/01/49 ............................. 3,000,000 3,416,880
Maryland Economic Development Corp. ,
Revenue, 2012, Refunding, 5%, 7/01/27 ................................. 1,500,000 1,562,805
Revenue, 2012, Refunding, 5%, 7/01/33 ................................. 2,495,000 2,582,100
Revenue, 2016, Refunding, AGMC Insured, 5%, 6/01/35 .................... 4,225,000 4,874,932
Revenue, 2016, Refunding, AGMC Insured, 5%, 6/01/43 .................... 3,305,000 3,755,835
Revenue, Senior Lien, 2012, Refunding, 5%, 7/01/27 ....................... 4,750,000 4,986,835
Revenue, Senior Lien, 2012, Refunding, 5%, 7/01/34 ....................... 2,150,000 2,240,579
Revenue, Senior Lien, 2013, Refunding, 5%, 10/01/33 ...................... 5,000,000 5,341,800
Morgan State University, Revenue, 2020, 4%, 7/01/40 ...................... 1,000,000 1,097,910
Morgan State University, Revenue, 2020, 5%, 7/01/50 ...................... 1,250,000 1,471,025
University Park Phase I & II at Salisbury University, Revenue, 2013, Refunding, 5%,
6/01/34 ........................................................ 2,040,000 2,153,914
West Village & Millennium Hall Student Housing at Towson University, Revenue,
Senior Lien, 2012, 5%, 7/01/27 ...................................... 1,145,000 1,186,163

Franklin Tax-Free Trust
Statement of Investments
Franklin Maryland Tax-Free Income Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Annual Report
107
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
Maryland Health & Higher Educational Facilities Authority ,
Adventist Healthcare Obligated Group, Revenue, 2016 A, 5.5%, 1/01/46 ......... $ 9,750,000 $ 11,413,935
Adventist Healthcare Obligated Group, Revenue, 2020, Refunding, 4%, 1/01/38 ... 865,000 950,799
Charlestown Community, Inc., Revenue, 2016 A, Refunding, 5%, 1/01/45 ........ 4,170,000 4,704,761
Goucher College, Revenue, 2012A, 5%, 7/01/34 .......................... 1,500,000 1,562,415
Goucher College, Revenue, 2017 A, Refunding, 5%, 7/01/44 ................. 7,470,000 8,571,601
Johns Hopkins Health System Obligated Group, Revenue, 2015A, Refunding, 5%,
5/15/37 ........................................................ 10,000,000 11,556,700
Johns Hopkins Medical Institutional Parking System, Revenue, 2001, AMBAC
Insured, 5%, 7/01/27 .............................................. 655,000 660,882
Johns Hopkins Medical Institutional Parking System, Revenue, 2004, AMBAC
Insured, 5%, 7/01/34 .............................................. 5,000,000 5,045,300
Johns Hopkins Medical Institutional Parking System, Revenue, 2004 B, AMBAC
Insured, 5%, 7/01/38 .............................................. 6,200,000 6,206,820
Johns Hopkins University, Revenue, 2013 B, 5%, 7/01/38 .................... 5,000,000 5,414,700
LifeBridge Health Obligated Group, Revenue, 2016, Refunding, 5%, 7/01/47 ..... 4,000,000 4,590,440
LifeBridge Health Obligated Group, Revenue, 2017, Refunding, 5%, 7/01/44 ..... 2,000,000 2,348,720
Loyola University Maryland, Inc., Revenue, 2014, Refunding, 5%, 10/01/45 ...... 2,250,000 2,502,157
Loyola University Maryland, Inc., Revenue, 2019 A, Refunding, 5%, 10/01/49 ..... 2,000,000 2,425,780
Luminis Health Obligated Group, Revenue, 2014, Refunding, 5%, 7/01/39 ....... 10,000,000 11,070,000
Maryland Institute College of Art, Revenue, 2012, 5%, 6/01/29 ................ 1,000,000 1,051,040
Maryland Institute College of Art, Revenue, 2016, Refunding, 4%, 6/01/42 ....... 5,325,000 5,613,615
MedStar Health Obligated Group, Revenue, 1997, AMBAC Insured, ETM, 5%,
7/01/27 ........................................................ 8,930,000 10,319,419
MedStar Health Obligated Group, Revenue, 2013A, 5%, 8/15/38 .............. 5,000,000 5,465,350
MedStar Health Obligated Group, Revenue, 2017 A, 5%, 5/15/45 .............. 5,000,000 5,947,700
Meritus Medical Center Obligated Group, Revenue, 2015, Refunding, 5%, 7/01/45 . 8,535,000 9,471,033
Stevenson University, Inc., Revenue, 2021 A, Refunding, 5%, 6/01/28 .......... 430,000 528,186
Stevenson University, Inc., Revenue, 2021 A, Refunding, 5%, 6/01/30 .......... 775,000 970,509
Stevenson University, Inc., Revenue, 2021 A, Refunding, 5%, 6/01/32 .......... 800,000 1,005,752
Stevenson University, Inc., Revenue, 2021 A, Refunding, 4%, 6/01/34 .......... 350,000 399,711
Stevenson University, Inc., Revenue, 2021 A, Refunding, 4%, 6/01/36 .......... 1,125,000 1,272,893
Stevenson University, Inc., Revenue, 2021 A, Refunding, 4%, 6/01/40 .......... 1,850,000 2,061,881
Stevenson University, Inc., Revenue, 2021 A, Refunding, 4%, 6/01/46 .......... 1,000,000 1,099,010
Stevenson University, Inc., Revenue, 2021 A, Refunding, 4%, 6/01/55 .......... 1,000,000 1,090,390
Trinity Health Corp. Obligated Group, Revenue, 2017 MD, 5%, 12/01/46 ........ 1,680,000 1,997,822
University of Maryland Medical System Obligated Group, Revenue, 2015, Refunding,
5%, 7/01/35 .................................................... 2,100,000 2,405,214
University of Maryland Medical System Obligated Group, Revenue, 2017 B,
Refunding, 5%, 7/01/39 ............................................ 10,000,000 11,812,800
University of Maryland Medical System Obligated Group, Revenue, 2017 D, 4%,
7/01/48 ........................................................ 5,000,000 5,435,800
Maryland Industrial Development Financing Authority ,
McDonogh School, Inc., Revenue, 2019, Refunding, 4%, 9/01/43 .............. 1,100,000 1,249,820
McDonogh School, Inc., Revenue, 2019, Refunding, 4%, 9/01/48 .............. 610,000 688,159
Maryland Stadium Authority ,
Baltimore City Public School Construction Financing Fund, Revenue, 2016, Pre-
Refunded, 5%, 5/01/46 ............................................ 10,085,000 12,303,397
Baltimore City Public School Construction Financing Fund, Revenue, 2020 A, 5%,
5/01/50 ........................................................ 12,225,000 17,426,249
Maryland State Transportation Authority ,
Revenue, 2020, 4%, 7/01/45 ......................................... 8,000,000 9,316,720
Revenue, 2020, 4%, 7/01/50 ......................................... 5,000,000 5,785,300
State of Maryland ,
GO, 2020 First A, 5%, 3/15/31 ........................................ 4,855,000 6,454,043
GO, 2020A, 5%, 8/01/35 ............................................ 5,000,000 6,585,850
Department of Transportation, Revenue, 2020, 5%, 10/01/33 ................. 3,000,000 3,982,980

Franklin Tax-Free Trust
Statement of Investments
Franklin Maryland Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
108
s
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
University System of Maryland , Revenue , 2021 A , Refunding , 5% , 4/01/31 ........
$ 8,685,000 $ 11,785,371
Washington Suburban Sanitary Commission ,
Revenue, Second Series, 2016, 5%, 6/01/37 ............................. 5,000,000 5,926,150
Revenue, Second Series, 2016, 4%, 6/01/43 ............................. 8,070,000 9,006,362
393,013,703
U.S. Territories 5.3%
District of Columbia 3.3%
Washington Metropolitan Area Transit Authority ,
Revenue, 2017B, 5%, 7/01/42 ........................................ 5,000,000 5,975,750
Revenue, 2020A, 5%, 7/15/36 ........................................ 3,205,000 4,117,047
Revenue, 2020A, 5%, 7/15/45 ........................................ 3,000,000 3,735,480
13,828,277
Puerto Rico 2.0%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 2,000,000 2,246,620
b
Revenue, WW-RSA-1, 5.5%, 7/01/38 ................................... 1,975,000 1,792,313
Puerto Rico Highway & Transportation Authority ,
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/33 ................... 1,535,000 1,885,640
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 1,000,000 1,256,350
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 1,000,000 1,128,570
8,309,493
Total U.S. Territories .................................................................... 22,137,770
Total Municipal Bonds (Cost $398,405,389) .....................................
415,151,473
a a a a
a
Total Investments (Cost $398,405,389) 98.9% ...................................
$415,151,473
Other Assets, less Liabilities 1.1% .............................................
4,642,783
Net Assets 100.0% ...........................................................
$419,794,256
See Abbreviations on page 173 .
a
The maturity date shown represents the mandatory put date.
b
See Note 7 regarding defaulted securities.

Franklin Tax-Free Trust
Financial Highlights
Franklin Missouri Tax-Free Income Fund
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The accompanying notes are an integral part of these financial statements. Annual Report
109
a
Year Ended February 28, Year Ended
February 28,
2019
b
2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ............................................ $12.09 $11.47 $11.41
Income from investment operations
c
:
Net investment income
d
.................................................. 0.29 0.31 0.16
Net realized and unrealized gains (losses) .................................... (0.24) 0.63 0.06
Total from investment operations ............................................. 0.05 0.94 0.22
Less distributions from:
Net investment income ................................................... (0.29) (0.32) (0.16)
Net asset value, end of year ................................................ $11.85 $12.09 $11.47
Total return
e
............................................................ 0.41% 8.32% 1.98%
Ratios to average net assets
f
Expenses
g
............................................................. 0.81% 0.81% 0.84%
Net investment income .................................................... 2.42% 2.62% 2.96%
Supplemental data
Net assets, end of year (000’s) .............................................. $169,677 $122,845 $63,400
Portfolio turnover rate ..................................................... 18.20% 14.83% 9.79%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
110
a
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.09 $11.46 $11.38 $11.74 $12.05
Income from investment operations
b
:
Net investment income
c
......................... 0.31 0.33 0.35 0.36 0.42
Net realized and unrealized gains (losses) ........... (0.26) 0.64 0.09 (0.34) (0.30)
Total from investment operations .................... 0.05 0.97 0.44 0.02 0.12
Less distributions from:
Net investment income .......................... (0.30) (0.34) (0.36) (0.38) (0.43)
Net asset value, end of year ....................... $11.84 $12.09 $11.46 $11.38 $11.74
Total return
d
................................... 0.48% 8.58% 3.90% 0.12% 0.94%
Ratios to average net assets
Expenses ..................................... 0.66%
e
0.66%
e
0.69%
e
0.66% 0.65%
Net investment income ........................... 2.58% 2.77% 3.11% 3.05% 3.52%
Supplemental data
Net assets, end of year (000’s) ..................... $647,517 $708,399 $700,839 $793,226 $873,204
Portfolio turnover rate ............................ 18.20% 14.83% 9.79% 20.04% 11.66%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
111
a
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.21 $11.58 $11.49 $11.86 $12.17
Income from investment operations
b
:
Net investment income
c
......................... 0.24 0.26 0.29 0.29 0.36
Net realized and unrealized gains (losses) ........... (0.24) 0.65 0.09 (0.35) (0.31)
Total from investment operations .................... — 0.91 0.38 (0.06) 0.05
Less distributions from:
Net investment income .......................... (0.24) (0.28) (0.29) (0.31) (0.36)
Net asset value, end of year ....................... $11.97 $12.21 $11.58 $11.49 $11.86
Total return
d
................................... 0.01% 7.92% 3.37% (0.53)% 0.38%
Ratios to average net assets
Expenses ..................................... 1.21%
e
1.21%
e
1.24%
e
1.21% 1.20%
Net investment income ........................... 2.01% 2.22% 2.56% 2.50% 2.97%
Supplemental data
Net assets, end of year (000’s) ..................... $74,779 $104,721 $108,739 $149,306 $169,821
Portfolio turnover rate ............................ 18.20% 14.83% 9.79% 20.04% 11.66%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
112
In
a
Year Ended February 28, Year Ended
February 28,
2018
b
2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $12.10 $11.47 $11.38 $11.72
Income from investment operations
c
:
Net investment income
d
...................................... 0.32 0.34 0.37 0.22
Net realized and unrealized gains (losses) ........................ (0.25) 0.65 0.09 (0.35)
Total from investment operations ................................. 0.07 0.99 0.46 (0.13)
Less distributions from:
Net investment income ....................................... (0.32) (0.36) (0.37) (0.21)
Net asset value, end of year .................................... $11.85 $12.10 $11.47 $11.38
Total return
e
................................................ 0.61% 8.71% 4.12% (1.11)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ................... 0.53% 0.54% 0.55% 0.55%
Expenses net of waiver and payments by affiliates .................... 0.53%
g,h
0.53%
g
0.54%
g
0.53%
Net investment income ........................................ 2.70% 2.90% 3.26% 3.18%
Supplemental data
Net assets, end of year (000’s) .................................. $30,329 $23,700 $18,929 $17,534
Portfolio turnover rate ......................................... 18.20% 14.83% 9.79% 20.04%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
113
a
Year Ended February 28,
2021 2020
a
2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.09 $11.47 $11.38 $11.75 $12.06
Income from investment operations
b
:
Net investment income
c
......................... 0.32 0.34 0.37 0.37 0.44
Net realized and unrealized gains (losses) ........... (0.24) 0.63 0.09 (0.35) (0.31)
Total from investment operations .................... 0.08 0.97 0.46 0.02 0.13
Less distributions from:
Net investment income .......................... (0.32) (0.35) (0.37) (0.39) (0.44)
Net asset value, end of year ....................... $11.85 $12.09 $11.47 $11.38 $11.75
Total return .................................... 0.66% 8.59% 4.09% 0.12% 1.04%
Ratios to average net assets
Expenses ..................................... 0.56%
d
0.56%
d
0.59%
d
0.56% 0.55%
Net investment income ........................... 2.68% 2.87% 3.21% 3.15% 3.62%
Supplemental data
Net assets, end of year (000’s) ..................... $85,456 $82,970 $60,117 $72,460 $83,686
Portfolio turnover rate ............................ 18.20% 14.83% 9.79% 20.04% 11.66%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments, February 28, 2021
Franklin Missouri Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
114
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.6%
Missouri 93.9%
Affton School District No. 101 ,
GO, 2017 A, Refunding, 5%, 3/01/32 ................................... $ 1,500,000 $ 1,843,545
GO, 2017 A, Refunding, 5%, 3/01/33 ................................... 1,595,000 1,956,076
GO, 2017 A, Refunding, 5%, 3/01/34 ................................... 1,700,000 2,079,661
GO, 2017 A, Refunding, 5%, 3/01/35 ................................... 1,810,000 2,207,729
GO, 2017 A, Refunding, 5%, 3/01/36 ................................... 1,920,000 2,334,490
Belton School District No. 124 ,
GO, 2020 A, 4%, 3/01/39 ............................................ 1,500,000 1,793,250
GO, 2020 A, 4%, 3/01/40 ............................................ 1,200,000 1,431,336
Bi-State Development Agency of the Missouri-Illinois Metropolitan District ,
Revenue, 2013A, Pre-Refunded, 5%, 10/01/33 ............................ 14,425,000 15,531,398
Revenue, 2013A, Pre-Refunded, 5%, 10/01/44 ............................ 10,000,000 10,767,000
Revenue, 2019, Refunding, 4%, 10/01/34 ................................ 830,000 979,798
Revenue, 2019, Refunding, 5%, 10/01/44 ................................ 10,995,000 13,574,317
Revenue, 2019, Refunding, 4%, 10/01/48 ................................ 10,000,000 11,406,900
Cape Girardeau County Industrial Development Authority ,
Procter & Gamble Co. (The), Revenue, 1998, 5.3%, 5/15/28 .................. 6,875,000 6,897,206
St. Francis Medical Center, Revenue, 2013A, 5%, 6/01/33 ................... 5,000,000 5,194,750
St. Francis Medical Center, Revenue, 2013A, 5%, 6/01/37 ................... 11,000,000 11,402,380
St. Francis Medical Center, Revenue, 2016, Refunding, 5%, 6/01/39 ........... 5,110,000 5,845,227
Cape Girardeau County School District No. R-2 ,
COP, 2020 A, BAM Insured, 4%, 4/01/39 ................................ 1,150,000 1,283,814
GO, 2018, 4%, 3/01/32 ............................................. 1,000,000 1,166,230
GO, 2018, 4%, 3/01/33 ............................................. 1,000,000 1,159,700
GO, 2018, 5%, 3/01/38 ............................................. 2,195,000 2,689,929
Cape Girardeau School District No. 63 ,
GO, 2019, Refunding, 4%, 3/01/38 ..................................... 650,000 739,544
GO, 2019, Refunding, 4%, 3/01/39 ..................................... 500,000 567,670
Center School District No. 58 , GO , 2019A , Refunding , 4% , 3/01/36 ..............
3,910,000 4,434,487
City of Kansas City ,
Sanitary Sewer System, Revenue, 2011A, Refunding, 5%, 1/01/37 ............. 29,210,000 29,310,190
Sanitary Sewer System, Revenue, 2018 A, 4%, 1/01/35 ..................... 1,500,000 1,738,725
Sanitary Sewer System, Revenue, 2018 A, 4%, 1/01/42 ..................... 5,000,000 5,730,500
Water, Revenue, 2017 A, 4%, 12/01/41 ................................. 4,970,000 5,587,721
Water, Revenue, 2020 A, 4%, 12/01/37 ................................. 500,000 607,745
Water, Revenue, 2020 A, 4%, 12/01/38 ................................. 600,000 728,100
Water, Revenue, 2020 A, 4%, 12/01/39 ................................. 700,000 848,617
Water, Revenue, 2020 A, 4%, 12/01/40 ................................. 500,000 604,300
Water, Revenue, 2020 A, 4%, 12/01/41 ................................. 550,000 662,129
Water, Revenue, 2020 A, 4%, 12/01/42 ................................. 685,000 822,254
Water, Revenue, 2020 A, 4%, 12/01/44 ................................. 1,200,000 1,431,840
City of Marshfield ,
Waterworks & Sewer System, Revenue, 2020 B, AGMC Insured, 5%, 2/01/43 .... 1,305,000 1,538,190
Waterworks & Sewer System, Revenue, 2020 B, AGMC Insured, 5%, 2/01/50 .... 1,585,000 1,846,985
City of Peculiar ,
Water & Sewer, Revenue, 2017, AGMC Insured, 4%, 6/01/39 ................. 1,000,000 1,140,210
Water & Sewer, Revenue, 2017, AGMC Insured, 4%, 6/01/42 ................. 2,405,000 2,724,023
City of Sikeston ,
Electric System, Revenue, 2012, Refunding, 5%, 6/01/21 .................... 13,130,000 13,283,359
Electric System, Revenue, 2012, Refunding, 5%, 6/01/22 .................... 12,570,000 13,298,557
City of Springfield ,
Revenue, 2012, 5%, 4/01/31 ......................................... 1,795,000 1,885,199
Revenue, 2012, 5%, 4/01/32 ......................................... 1,885,000 1,979,514
City of St. Charles ,
COP, 2020B, Refunding, 4%, 2/01/36 ................................... 1,500,000 1,750,905
COP, 2020B, Refunding, 3%, 2/01/37 ................................... 1,500,000 1,603,005

Franklin Tax-Free Trust
Statement of Investments
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
115
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
City of St. Charles, (continued)
COP, 2020B, Refunding, 3%, 2/01/38 ................................... $ 2,200,000 $ 2,335,476
COP, 2020B, Refunding, 3%, 2/01/39 ................................... 1,500,000 1,585,875
City of St. Louis ,
Airport, Revenue, 2005, Refunding, NATL Insured, 5.5%, 7/01/29 .............. 13,070,000 17,153,983
Airport, Revenue, 2017A, Refunding, AGMC Insured, 5%, 7/01/25 ............. 5,000,000 5,918,250
Airport, Revenue, 2017C, Refunding, AGMC Insured, 5%, 7/01/42 ............. 3,930,000 4,642,666
Airport, Revenue, 2017C, Refunding, AGMC Insured, 5%, 7/01/47 ............. 10,670,000 12,514,843
Airport, Revenue, 2017D, Refunding, AGMC Insured, 5%, 7/01/33 ............. 1,000,000 1,182,800
Airport, Revenue, 2017D, Refunding, AGMC Insured, 5%, 7/01/34 ............. 1,415,000 1,669,078
Airport, Revenue, 2017D, Refunding, AGMC Insured, 5%, 7/01/36 ............. 1,125,000 1,320,401
Airport, Revenue, 2017D, Refunding, AGMC Insured, 5%, 7/01/37 ............. 1,000,000 1,170,640
Airport, Revenue, 2019 A, 5%, 7/01/49 .................................. 2,500,000 2,989,525
Airport, Revenue, 2019C, Refunding, 5%, 7/01/27 ......................... 1,705,000 2,106,647
Clay County Reorganized School District No. R-1 ,
GO, 2017, 3%, 3/01/34 ............................................. 1,670,000 1,749,776
GO, 2017, 3%, 3/01/35 ............................................. 1,730,000 1,810,237
GO, 2017, 3%, 3/01/36 ............................................. 1,540,000 1,608,407
GO, 2017, 3.125%, 3/01/37 .......................................... 1,855,000 1,942,593
County of St. Louis , Revenue , 2020A , Refunding , 2% , 12/01/33 .................
975,000 997,347
Curators of the University of Missouri (The) , Revenue , 2011 , Pre-Refunded ,
5% , 11/01/27 ..................................................... 1,065,000 1,099,474
Ferguson Reorganized School District No. R-2 ,
GO, 2018, 4%, 5/01/32 ............................................. 1,000,000 1,154,950
GO, 2018, 5%, 5/01/38 ............................................. 2,250,000 2,698,807
Fort Osage School District No. R-1 , GO , 2018 , Refunding , 5.5% , 3/01/38 .........
3,010,000 3,842,987
Greene County Reorganized School District No. R-2 Willard , GO , 2018 , 4% , 3/01/30 .
1,000,000 1,172,840
Hanley Road Corridor Transportation Development District ,
Revenue, 2020, Refunding, 1%, 10/01/27 ................................ 850,000 820,853
Revenue, 2020, Refunding, 1.625%, 10/01/33 ............................ 800,000 753,080
Revenue, 2020, Refunding, 2%, 10/01/39 ................................ 900,000 825,543
Health & Educational Facilities Authority of the State of Missouri ,
AT Still University of Health Sciences, Revenue, 2011, Pre-Refunded, 5%, 10/01/26 3,095,000 3,182,619
AT Still University of Health Sciences, Revenue, 2011, Pre-Refunded, 5.25%,
10/01/31 ....................................................... 1,200,000 1,235,712
AT Still University of Health Sciences, Revenue, 2011, Pre-Refunded, 5.25%,
10/01/41 ....................................................... 4,500,000 4,633,920
AT Still University of Health Sciences, Revenue, 2014, Pre-Refunded, 5%, 10/01/39 1,250,000 1,402,975
Bethesda Health Group, Inc. Obligated Group, Revenue, 2015, 5%, 8/01/40 ...... 1,650,000 1,770,153
Bethesda Health Group, Inc. Obligated Group, Revenue, 2015, 5%, 8/01/45 ...... 1,300,000 1,387,217
BJC Healthcare Obligated Group, Revenue, 2014, 5%, 1/01/44 ............... 8,175,000 9,029,942
Capital Region Medical Center, Revenue, 2020, Refunding, 5%, 11/01/35 ........ 1,700,000 2,009,043
Capital Region Medical Center, Revenue, 2020, Refunding, 5%, 11/01/40 ........ 2,000,000 2,331,800
CoxHealth Obligated Group, Revenue, 2013A, 5%, 11/15/38 ................. 11,680,000 12,648,155
CoxHealth Obligated Group, Revenue, 2013A, 5%, 11/15/44 ................. 2,760,000 2,969,512
CoxHealth Obligated Group, Revenue, 2015A, Refunding, 5%, 11/15/39 ......... 17,000,000 19,274,940
CoxHealth Obligated Group, Revenue, 2019 A, 4%, 11/15/44 ................. 5,000,000 5,535,350
Kansas City University of Medicine and Biosciences, Revenue, 2017 A, 5%, 6/01/42 2,800,000 3,362,100
Kansas City University of Medicine and Biosciences, Revenue, 2017 A, 5%, 6/01/47 4,875,000 5,808,319
Lake Regional Health System, Revenue, 2012, 5%, 2/15/34 .................. 7,000,000 7,169,330
Lutheran Senior Services Obligated Group, Revenue, 2016 B, Refunding, 5%,
2/01/46 ........................................................ 11,575,000 12,797,783
Lutheran Senior Services Obligated Group, Revenue, 2016A, 5%, 2/01/46 ....... 4,000,000 4,422,560
Lutheran Senior Services Obligated Group, Revenue, 2019 A, 5%, 2/01/34 ....... 2,000,000 2,231,020
Lutheran Senior Services Obligated Group, Revenue, 2019 A, 5%, 2/01/42 ....... 1,750,000 1,937,810
Maryville University of St. Louis, Revenue, 2015, 5%, 6/15/44 ................. 5,000,000 5,503,400
Maryville University of St. Louis, Revenue, 2019A, 5%, 6/15/45 ............... 4,000,000 4,672,000

Franklin Tax-Free Trust
Statement of Investments
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
116
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
Health & Educational Facilities Authority of the State of Missouri, (continued)
Maryville University of St. Louis, Revenue, 2020A, Refunding, 4%, 6/15/34 ....... $ 4,345,000 $ 4,925,362
Maryville University of St. Louis, Revenue, 2020A, Refunding, 4%, 6/15/38 ....... 4,885,000 5,460,990
Mercy Health, Revenue, 2012, 4%, 11/15/42 ............................. 8,000,000 8,330,320
Mercy Health, Revenue, 2014F, 5%, 11/15/45 ............................. 25,000,000 27,816,250
Mercy Health, Revenue, 2015 B, Refunding, 5%, 2/01/45 .................... 6,870,000 7,744,482
Mercy Health, Revenue, 2017 C, Refunding, 5%, 11/15/47 ................... 12,500,000 14,676,000
Mosaic Health System Obligated Group, Revenue, 2019A, Refunding, 4%, 2/15/54 4,000,000 4,415,960
SSM Health Care Obligated Group, Revenue, 2018A, 5%, 6/01/48 ............. 5,000,000 5,937,600
St. Louis University, Revenue, 2015 A, 5%, 10/01/38 ....................... 10,000,000 11,675,900
St. Louis University, Revenue, 2017 A, 5%, 10/01/47 ....................... 15,000,000 17,798,100
St. Louis University, Revenue, 2019A, 5%, 10/01/46 ........................ 5,775,000 6,764,084
St. Luke's Health System Obligated Group, Revenue, 2016, Refunding, 5%, 11/15/35 3,950,000 4,635,523
St. Luke's Health System Obligated Group, Revenue, 2018A, Refunding, 5%,
11/15/43 ....................................................... 2,000,000 2,410,280
St. Luke's Health System Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/50 2,500,000 2,845,250
University of Central Missouri, Revenue, 2013 C-2, 5%, 10/01/34 .............. 5,000,000 5,516,650
Washington University (The), Revenue, 2011B, Pre-Refunded, 5%, 11/15/37 ..... 10,000,000 10,342,700
Jackson County School District No. R-IV Blue Springs ,
GO, 2018 A, 5.5%, 3/01/36 ........................................... 3,000,000 3,911,100
GO, 2018 A, 5.5%, 3/01/37 ........................................... 2,000,000 2,598,540
Jasper County Reorganized School District No. R-IX Carthage , GO , 2020 B ,
Refunding , 4% , 3/01/34 ............................................. 1,635,000 1,904,824
Jefferson City School District , GO , 2018 , 5% , 3/01/38 ........................
6,070,000 7,298,386
Joplin Industrial Development Authority , Freeman Health System Obligated Group ,
Revenue , 2015 , Refunding , 5% , 2/15/35 ................................. 4,000,000 4,353,080
Joplin Schools , GO , 2017 , Refunding , 4% , 3/01/32 ..........................
4,000,000 4,633,760
Kansas City Industrial Development Authority ,
Revenue, 2011-A, Refunding, 5.5%, 9/01/29 ............................. 5,000,000 5,128,300
Revenue, 2011-A, Refunding, 5.5%, 9/01/30 ............................. 12,000,000 12,307,920
Revenue, 2011-A, Refunding, 5%, 9/01/32 ............................... 3,000,000 3,069,240
City of Kansas City Airport, Revenue, 2019 B, 5%, 3/01/46 ................... 19,425,000 22,905,766
City of Kansas City Airport, Revenue, 2019 B, AGMC Insured, 5%, 3/01/49 ....... 3,000,000 3,584,250
City of Kansas City Airport, Revenue, 2019 B, 5%, 3/01/54 ................... 10,090,000 11,830,424
City of Kansas City Airport, Revenue, 2020 A, AGMC Insured, 4%, 3/01/57 ....... 5,900,000 6,545,165
Liberty Public School District No. 53 , GO , 2018 , 4% , 3/01/37 ...................
4,500,000 5,043,645
Metropolitan St. Louis Sewer District ,
Revenue, 2015 B, Refunding, 5%, 5/01/38 ............................... 8,770,000 10,158,291
Revenue, 2015 B, Pre-Refunded, 5%, 5/01/45 ............................ 1,610,000 1,899,413
Revenue, 2015 B, Refunding, 5%, 5/01/45 ............................... 3,390,000 3,901,212
Revenue, 2016 C, 5%, 5/01/46 ........................................ 24,700,000 29,214,913
Revenue, 2017 A, Refunding, 5%, 5/01/42 ............................... 5,000,000 6,004,900
Revenue, 2017 A, Refunding, 5%, 5/01/47 ............................... 10,000,000 11,961,600
Revenue, 2019 B, 5%, 5/01/44 ........................................ 3,500,000 4,355,295
Revenue, 2019 B, 5%, 5/01/49 ........................................ 6,290,000 7,789,850
Revenue, 2020 B, 5%, 5/01/25 ........................................ 1,895,000 2,247,546
Revenue, 2020 B, 5%, 5/01/26 ........................................ 2,200,000 2,689,500
Revenue, 2020 B, 5%, 5/01/28 ........................................ 2,540,000 3,268,091
Revenue, 2020 B, 5%, 5/01/30 ........................................ 2,655,000 3,554,514
Revenue, 2020 B, 5%, 5/01/32 ........................................ 3,085,000 4,083,769
Revenue, 2020 B, 5%, 5/01/33 ........................................ 3,240,000 4,269,251
Missouri Development Finance Board ,
City of Independence, Revenue, 2012A, 5%, 6/01/37 ....................... 5,000,000 5,245,750
Procter & Gamble Co. (The), Revenue, 1999, 5.2%, 3/15/29 .................. 3,000,000 3,819,570
Missouri Housing Development Commission ,
Revenue, 2018 B, GNMA Insured, 4%, 11/01/38 ........................... 1,285,000 1,403,477
Revenue, 2019 C, GNMA Insured, 3%, 11/01/44 ........................... 3,955,000 4,052,056

Franklin Tax-Free Trust
Statement of Investments
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
117
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
Missouri Housing Development Commission, (continued)
Revenue, 2020 C, GNMA Insured, 2.4%, 11/01/45 ......................... $ 2,300,000 $ 2,307,176
Missouri Joint Municipal Electric Utility Commission ,
Revenue, 2014A, Refunding, 5%, 1/01/30 ............................... 3,000,000 3,341,100
Revenue, 2014A, Refunding, 5%, 1/01/31 ............................... 2,000,000 2,225,220
Revenue, Refunding, 5%, 1/01/32 ..................................... 11,500,000 13,110,965
Revenue, 2014A, Refunding, 5%, 1/01/33 ............................... 7,500,000 8,536,500
Revenue, 2014A, Refunding, 5%, 1/01/34 ............................... 2,000,000 2,221,640
Revenue, 2015 A, Refunding, 5%, 12/01/35 .............................. 7,335,000 8,508,893
Revenue, 2015A, Refunding, 5%, 12/01/30 .............................. 4,000,000 4,663,280
Revenue, 2015A, Refunding, 5%, 12/01/31 .............................. 6,000,000 6,986,760
Revenue, 2016 A, Refunding, 5%, 12/01/40 .............................. 27,950,000 33,175,812
Revenue, 2018, 5%, 12/01/43 ........................................ 2,000,000 2,390,060
Missouri State Environmental Improvement & Energy Resources Authority , State
Revolving Fund , Revenue , 2013A , Refunding , 5% , 1/01/26 ................... 2,315,000 2,569,743
Monarch-Chesterfield Levee District , Special Tax , 2015 , Refunding , 5% , 3/01/40 ....
4,395,000 4,816,788
Move Rolla Transportation Development District , Revenue , 2017 , 4.75% , 6/01/47 ...
5,000,000 5,361,200
Pattonville R-3 School District ,
GO, 2018 A, 5%, 3/01/37 ............................................ 2,750,000 3,249,125
GO, 2018 A, 5%, 3/01/38 ............................................ 1,000,000 1,178,300
Raytown C-2 School District ,
GO, 2019A, 5%, 3/01/37 ............................................ 1,650,000 2,074,809
GO, 2019A, 5%, 3/01/38 ............................................ 2,500,000 3,130,775
GO, 2019A, 5%, 3/01/39 ............................................ 2,250,000 2,810,137
Riverside- Quindaro Bend Levee District of Platte County ,
Special Assessment, 2017, Refunding, 5%, 3/01/26 ........................ 1,000,000 1,157,180
Special Assessment, 2017, Refunding, 5%, 3/01/29 ........................ 2,585,000 2,971,819
Southeast Missouri State University ,
Revenue, 2020, Refunding, 4%, 4/01/40 ................................. 5,075,000 5,683,188
Revenue, 2020, Refunding, 4%, 4/01/43 ................................. 2,580,000 2,862,768
Springfield School District No. R-12 ,
GO, 2013, Refunding, 5%, 3/01/33 ..................................... 1,000,000 1,091,210
GO, 2019, 5%, 3/01/37 ............................................. 24,250,000 30,659,760
St. Charles County School District No. R-IV Wentzville , GO , 2018 , Refunding , 4% ,
3/01/38 ......................................................... 15,400,000 17,277,876
St. Charles School District , GO , 2017 , 4% , 3/01/36 ..........................
2,000,000 2,249,900
St. Louis County Industrial Development Authority ,
Friendship Village of West County, Revenue, 2012, Pre-Refunded, 5%, 9/01/42 ... 3,165,000 3,392,500
Friendship Village St. Louis Obligated Group, Revenue, 2013A, 5.875%, 9/01/43 .. 7,000,000 7,538,510
Friendship Village St. Louis Obligated Group, Revenue, 2017, Refunding, 5%,
9/01/48 ........................................................ 7,095,000 7,812,589
St. Louis Municipal Finance Corp. , City of St. Louis , Revenue , 2020 , AGMC Insured ,
5% , 10/01/45 ..................................................... 5,000,000 6,156,550
St. Louis Municipal Library District ,
COP, 2020, Refunding, BAM Insured, 4%, 3/15/44 ......................... 1,450,000 1,608,094
COP, 2020, Refunding, BAM Insured, 4%, 3/15/48 ......................... 4,800,000 5,291,472
Washington School District ,
GO, 2019, 4%, 3/01/38 ............................................. 3,000,000 3,431,760
GO, 2019, 4%, 3/01/39 ............................................. 1,500,000 1,712,220
946,675,771
U.S. Territories 3.7%
Guam 1.3%
Guam Government Waterworks Authority, Revenue, 2020 A, 5%, 1/01/50 ......... 5,790,000 6,976,892

Franklin Tax-Free Trust
Statement of Investments
Franklin Missouri Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
118
s
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Guam (continued)
Guam Power Authority, Revenue, 2012A, Refunding, AGMC Insured, 5%, 10/01/25 .. $ 5,420,000 $ 5,788,018
12,764,910
Puerto Rico 2.4%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,750,000 1,965,792
a
Revenue, WW-RSA-1, 5.5%, 7/01/38 ................................... 4,690,000 4,256,175
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 500,000 620,590
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/33 ................... 1,000,000 1,228,430
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/36 ................... 6,200,000 7,697,052
Revenue, Refunding, AGMC Insured, 5.25%, 7/01/41 ....................... 5,205,000 6,539,302
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 1,765,000 1,991,926
24,299,267
Total U.S. Territories .................................................................... 37,064,177
Total Municipal Bonds (Cost $924,691,122) .....................................
983,739,948
a a a a
Short Term Investments 1.0%
Municipal Bonds 1.0%
Missouri 1.0%
b
Health & Educational Facilities Authority of the State of Missouri ,
St. Louis University, Revenue, 2002, SPA US Bank NA, Daily VRDN and Put, 0.01%,
7/01/32 ........................................................ 1,160,000 1,160,000
Washington University (The), Revenue, 2000 B, SPA JPMorgan Chase Bank NA,
Daily VRDN and Put, 0.01%, 3/01/40 ................................. 1,500,000 1,500,000
Washington University (The), Revenue, 2003B, SPA US Bank NA, Daily VRDN and
Put, 0.03%, 2/15/33 .............................................. 6,950,000 6,950,000
9,610,000
Total Municipal Bonds (Cost $9,610,000) .......................................
9,610,000
Total Short Term Investments (Cost $9,610,000 ) .................................
9,610,000
a
Total Investments (Cost $934,301,122) 98.6% ...................................
$993,349,948
Other Assets, less Liabilities 1.4% .............................................
14,408,348
Net Assets 100.0% ...........................................................
$1,007,758,296
See Abbreviations on page 173 .
a
See Note 7 regarding defaulted securities.
b
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
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The accompanying notes are an integral part of these financial statements. Annual Report
119
a
Year Ended February 28, Year Ended
February 28,
2019
b
2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ............................................ $11.84 $11.30 $11.26
Income from investment operations
c
:
Net investment income
d
.................................................. 0.27 0.28 0.15
Net realized and unrealized gains (losses) .................................... (0.23) 0.56 0.04
Total from investment operations ............................................. 0.04 0.84 0.19
Less distributions from:
Net investment income ................................................... (0.26) (0.30) (0.15)
Net asset value, end of year ................................................ $11.62 $11.84 $11.30
Total return
e
............................................................ 0.38% 7.50% 1.77%
Ratios to average net assets
f
Expenses
g
............................................................. 0.81% 0.82% 0.83%
Net investment income .................................................... 2.27% 2.48% 2.86%
Supplemental data
Net assets, end of year (000’s) .............................................. $145,847 $101,981 $49,192
Portfolio turnover rate ..................................................... 15.09% 15.22% 11.61%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
120
a
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.84 $11.30 $11.28 $11.70 $11.97
Income from investment operations
b
:
Net investment income
c
......................... 0.29 0.30 0.34 0.35 0.41
Net realized and unrealized gains (losses) ........... (0.23) 0.56 0.03 (0.40) (0.27)
Total from investment operations .................... 0.06 0.86 0.37 (0.05) 0.14
Less distributions from:
Net investment income .......................... (0.28) (0.32) (0.35) (0.37) (0.41)
Net asset value, end of year ....................... $11.62 $11.84 $11.30 $11.28 $11.70
Total return
d
................................... 0.44% 7.66% 3.32% (0.45)% 1.19%
Ratios to average net assets
Expenses ..................................... 0.67%
e
0.67%
e
0.68%
e
0.66% 0.64%
Net investment income ........................... 2.44% 2.63% 3.01% 3.00% 3.41%
Supplemental data
Net assets, end of year (000’s) ..................... $521,406 $567,825 $577,052 $660,167 $756,109
Portfolio turnover rate ............................ 15.09% 15.22% 11.61% 10.07% 18.38%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
121
a
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.04 $11.49 $11.46 $11.88 $12.15
Income from investment operations
b
:
Net investment income
c
......................... 0.22 0.24 0.28 0.29 0.35
Net realized and unrealized gains (losses) ........... (0.23) 0.56 0.03 (0.41) (0.27)
Total from investment operations .................... (0.01) 0.80 0.31 (0.12) 0.08
Less distributions from:
Net investment income .......................... (0.22) (0.25) (0.28) (0.30) (0.35)
Net asset value, end of year ....................... $11.81 $12.04 $11.49 $11.46 $11.88
Total return
d
................................... (0.11)% 7.07% 2.78% (1.00)% 0.61%
Ratios to average net assets
Expenses ..................................... 1.21%
e
1.22%
e
1.23%
e
1.21% 1.19%
Net investment income ........................... 1.87% 2.08% 2.46% 2.45% 2.86%
Supplemental data
Net assets, end of year (000’s) ..................... $63,485 $90,244 $105,371 $159,556 $197,705
Portfolio turnover rate ............................ 15.09% 15.22% 11.61% 10.07% 18.38%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
122
In
a
Year Ended February 28,
2021 2020
a
2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $11.84 $11.29 $11.27 $11.59
Income from investment operations
b
:
Net investment income
c
...................................... 0.30 0.32 0.35 0.22
Net realized and unrealized gains (losses) ........................ (0.23) 0.56 0.03 (0.33)
Total from investment operations ................................. 0.07 0.88 0.38 (0.11)
Less distributions from:
Net investment income ....................................... (0.30) (0.33) (0.36) (0.21)
Net asset value, end of year .................................... $11.61 $11.84 $11.29 $11.27
Total return
d
................................................ 0.57% 7.90% 3.45% (0.97)%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ................... 0.54% 0.55% 0.56% 0.56%
Expenses net of waiver and payments by affiliates .................... 0.53%
f
0.54%
f
0.54%
f
0.53%
Net investment income ........................................ 2.56% 2.76% 3.15% 3.13%
Supplemental data
Net assets, end of year (000’s) .................................. $17,426 $10,948 $7,776 $9,117
Portfolio turnover rate ......................................... 15.09% 15.22% 11.61% 10.07%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
123
a
Year Ended February 28,
2021 2020
a
2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.84 $11.30 $11.28 $11.70 $11.97
Income from investment operations
b
:
Net investment income
c
......................... 0.30 0.31 0.35 0.36 0.42
Net realized and unrealized gains (losses) ........... (0.23) 0.56 0.03 (0.40) (0.26)
Total from investment operations .................... 0.07 0.87 0.38 (0.04) 0.16
Less distributions from:
Net investment income .......................... (0.29) (0.33) (0.36) (0.38) (0.43)
Net asset value, end of year ....................... $11.62 $11.84 $11.30 $11.28 $11.70
Total return .................................... 0.63% 7.77% 3.42% (0.36)% 1.29%
Ratios to average net assets
Expenses ..................................... 0.57%
d
0.57%
d
0.58%
d
0.56% 0.54%
Net investment income ........................... 2.53% 2.73% 3.11% 3.10% 3.51%
Supplemental data
Net assets, end of year (000’s) ..................... $121,041 $105,851 $84,506 $80,819 $109,365
Portfolio turnover rate ............................ 15.09% 15.22% 11.61% 10.07% 18.38%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments, February 28, 2021
Franklin North Carolina Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
124
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 101.5%
North Carolina 100.2%
Cape Fear Public Utility Authority ,
Revenue, 2014A, Pre-Refunded, 5%, 6/01/40 ............................. $ 2,250,000 $ 2,586,713
Revenue, 2019A, Refunding, 4%, 8/01/44 ............................... 8,000,000 9,218,320
Charlotte-Mecklenburg Hospital Authority (The) ,
Atrium Health Obligated Group, Revenue, 2011A, 5.125%, 1/15/37 ............. 4,000,000 4,010,280
Atrium Health Obligated Group, Revenue, 2011A, 5.25%, 1/15/42 ............. 10,000,000 10,024,600
Atrium Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 1/15/40 ....... 20,000,000 23,164,600
Atrium Health Obligated Group, Revenue, 2018 A, Refunding, 5%, 1/15/36 ....... 5,000,000 6,191,350
City of Charlotte ,
COP, 2008A, Refunding, 5%, 6/01/33 ................................... 2,500,000 2,508,725
COP, 2019A, Refunding, 5%, 6/01/44 ................................... 8,250,000 10,147,417
Airport Special Facilities, Revenue, 2010-A, 5.5%, 7/01/34 ................... 3,765,000 3,778,705
Airport Special Facilities, Revenue, 2010-A, 5%, 7/01/39 .................... 3,000,000 3,010,050
Airport Special Facilities, Revenue, 2011A, 5%, 7/01/41 ..................... 10,000,000 10,143,000
Airport Special Facilities, Revenue, 2019A, 4%, 7/01/44 ..................... 3,550,000 4,019,807
Airport Special Facilities, Revenue, 2019A, 5%, 7/01/49 ..................... 4,460,000 5,457,747
Airport Special Facilities, Revenue, 2019B, 4%, 7/01/44 ..................... 5,515,000 6,077,309
Storm Water, Revenue, 2014, Refunding, 5%, 12/01/39 ..................... 7,970,000 9,192,757
Water & Sewer System, Revenue, 2015, Refunding, 5%, 7/01/40 .............. 10,000,000 11,523,200
Water & Sewer System, Revenue, 2018, Refunding, 4%, 7/01/37 .............. 5,000,000 5,881,250
Water & Sewer System, Revenue, 2020, Refunding, 2%, 7/01/41 .............. 500,000 485,415
Water & Sewer System, Revenue, 2020, Refunding, 2%, 7/01/42 .............. 1,000,000 962,510
Water & Sewer System, Revenue, 2020, Refunding, 4%, 7/01/46 .............. 6,000,000 7,062,180
Water & Sewer System, Revenue, 2020, Refunding, 2.25%, 7/01/50 ............ 3,350,000 3,255,396
City of Fayetteville , Public Works Commission , Revenue , 2018 , Refunding , 4% , 3/01/41 4,015,000 4,595,649
City of Greensboro ,
GO, 2018 B, 5%, 10/01/29 ........................................... 5,000,000 6,457,150
Combined Water & Sewer System, Revenue, 2020A, Refunding, 4%, 6/01/45 .... 5,000,000 5,885,900
City of Raleigh ,
GO, 2016 A, Refunding, 5%, 9/01/26 ................................... 5,000,000 6,186,100
Combined Enterprise System, Revenue, 2013 A, Pre-Refunded, 5%, 3/01/43 ..... 10,000,000 10,956,300
Combined Enterprise System, Revenue, 2016 A, 4%, 3/01/46 ................. 5,000,000 5,618,850
Combined Enterprise System, Revenue, 2016 B, Refunding, 4%, 3/01/34 ........ 1,000,000 1,151,730
City of Salisbury , Combined Enterprise System , Revenue , 2020 , Refunding , 5% ,
2/01/45 ......................................................... 1,000,000 1,244,350
City of Wilmington , Storm Water Fee , Revenue , 2007 , AMBAC Insured , 5% , 6/01/33 . 225,000 225,785
City of Winston-Salem ,
Water & Sewer System, Revenue, 2014A, Pre-Refunded, 5%, 6/01/33 .......... 2,350,000 2,701,678
Water & Sewer System, Revenue, 2016A, Refunding, 4%, 6/01/34 ............. 1,350,000 1,533,114
Water & Sewer System, Revenue, 2016A, Refunding, 4%, 6/01/37 ............. 5,000,000 5,641,100
Water & Sewer System, Revenue, 2017, 4%, 6/01/47 ....................... 10,000,000 11,306,300
County of Brunswick , Enterprise Systems , Revenue , 2020 , 3% , 4/01/50 .......... 6,000,000 6,366,060
County of Buncombe , Revenue , 2015 , Refunding , 5% , 6/01/34 ................. 3,000,000 3,473,880
County of Dare ,
Revenue, 2021 A, 3%, 6/01/38 ........................................ 375,000 412,736
Revenue, 2021 A, 3%, 6/01/39 ........................................ 585,000 640,370
Revenue, 2021 A, 3%, 6/01/40 ........................................ 250,000 271,845
Revenue, 2021 A, 3%, 6/01/41 ........................................ 450,000 487,647
County of Durham ,
GO, 2019, 4%, 6/01/36 ............................................. 500,000 594,705
GO, 2019, 4%, 6/01/37 ............................................. 450,000 533,398
GO, 2019, 4%, 6/01/39 ............................................. 700,000 825,160
GO, 2021, Refunding, 5%, 6/01/31 ..................................... 750,000 1,027,785
GO, 2021, Refunding, 5%, 6/01/32 ..................................... 625,000 851,569
County of Guilford , GO , 2017 B , 4% , 5/01/33 ............................... 5,000,000 5,794,000
County of Lincoln ,
Enterprise System, Revenue, 2020, Refunding, 3%, 8/01/38 .................. 400,000 432,392

Franklin Tax-Free Trust
Statement of Investments
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
125
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
County of Lincoln, (continued)
Enterprise System, Revenue, 2020, Refunding, 3%, 8/01/41 .................. $ 480,000 $ 512,803
County of Mecklenburg ,
GO, 2015A, 5%, 4/01/28 ............................................ 5,000,000 5,895,900
GO, 2017 A, 4%, 4/01/30 ............................................ 5,000,000 5,848,300
GO, 2019, 5%, 3/01/30 ............................................. 5,745,000 7,470,396
County of New Hanover ,
GO, 2021 A, Refunding, 4%, 8/01/29 ................................... 760,000 944,444
GO, 2021 A, Refunding, 4%, 8/01/30 ................................... 605,000 760,909
a
Revenue, 2021, Refunding, 5%, 8/01/30 ................................. 3,375,000 4,516,493
a
Revenue, 2021, Refunding, 5%, 8/01/31 ................................. 1,145,000 1,561,711
a
Revenue, 2021, Refunding, 4%, 8/01/32 ................................. 1,835,000 2,302,686
a
Revenue, 2021, Refunding, 4%, 8/01/33 ................................. 1,635,000 2,041,069
a
Revenue, 2021, Refunding, 4%, 8/01/34 ................................. 1,635,000 2,028,986
New Hanover Regional Medical Center, Revenue, 2017, Pre-Refunded, 5%,
10/01/42 ....................................................... 5,000,000 6,292,400
New Hanover Regional Medical Center, Revenue, 2017, Pre-Refunded, 5%,
10/01/47 ....................................................... 13,565,000 17,071,281
County of Union ,
Enterprise System, Revenue, 2015, 5%, 6/01/34 .......................... 1,000,000 1,176,040
Enterprise System, Revenue, 2019, 4%, 6/01/41 .......................... 3,200,000 3,722,816
Enterprise System, Revenue, 2019, 4%, 6/01/44 .......................... 2,325,000 2,673,983
County of Wake ,
GO, 2018A, 5%, 3/01/30 ............................................ 8,000,000 10,125,600
GO, 2019 A, 5%, 3/01/32 ............................................ 7,870,000 10,151,198
Revenue, 2019, 4%, 9/01/38 ......................................... 5,250,000 6,200,303
Revenue, 2021, 3%, 3/01/35 ......................................... 5,535,000 6,225,159
Revenue, 2021, 3%, 3/01/36 ......................................... 6,000,000 6,718,860
Greenville Utilities Commission , Revenue , 2019 , 5% , 8/01/44 .................. 4,750,000 5,880,595
Nash Health Care Systems ,
Revenue, 2003, AGMC Insured, 5%, 11/01/30 ............................ 2,250,000 2,256,435
Revenue, 2012, 5%, 11/01/41 ........................................ 5,000,000 5,124,650
North Carolina Capital Facilities Finance Agency ,
Davidson College Trustees, Revenue, 2012, 5%, 3/01/40 .................... 4,000,000 4,168,120
Davidson College Trustees, Revenue, 2014, Refunding, 5%, 3/01/45 ........... 3,500,000 3,642,835
Duke University, Revenue, 2015 B, Pre-Refunded, 5%, 10/01/41 .............. 13,585,000 16,329,442
Duke University, Revenue, 2016 B, Refunding, 5%, 7/01/42 .................. 10,000,000 11,999,600
Duke University, Revenue, 2016 B, Refunding, 4%, 10/01/44 ................. 5,085,000 5,639,367
Duke University, Revenue, 2016 B, Refunding, 5%, 10/01/44 ................. 11,000,000 13,166,780
Wake Forest University, Revenue, 2016, Refunding, 4%, 1/01/35 .............. 5,000,000 5,554,900
Wake Forest University, Revenue, 2016, Refunding, 4%, 1/01/38 .............. 5,500,000 6,069,195
Wake Forest University, Revenue, 2016, Refunding, 4%, 1/01/39 .............. 5,250,000 5,782,192
Wake Forest University, Revenue, 2018, 4%, 1/01/48 ....................... 20,000,000 22,146,400
Wake Forest University, Revenue, 2018, 5%, 1/01/48 ....................... 13,500,000 16,070,400
North Carolina Central University , Revenue , 2019 , 4% , 4/01/49 ................. 1,000,000 1,116,150
North Carolina Housing Finance Agency ,
Revenue, 41, GNMA Insured, 3.55%, 7/01/44 ............................. 6,380,000 6,738,875
Revenue, 41, GNMA Insured, 3.625%, 7/01/49 ............................ 9,820,000 10,364,617
Revenue, 42, GNMA Insured, 2.45%, 7/01/34 ............................. 1,000,000 1,043,120
Revenue, 42, GNMA Insured, 2.625%, 7/01/39 ............................ 4,000,000 4,157,840
Revenue, 42, GNMA Insured, 2.85%, 1/01/43 ............................. 3,500,000 3,613,120
Revenue, 43, GNMA Insured, 2.8%, 1/01/40 .............................. 6,000,000 6,258,840
Revenue, 43, GNMA Insured, 2.95%, 7/01/43 ............................. 2,750,000 2,862,778
Revenue, 44, 3%, 7/01/46 ........................................... 3,000,000 3,078,300
Revenue, 45, Refunding, GNMA Insured, 2.2%, 7/01/40 ..................... 2,000,000 2,007,140

Franklin Tax-Free Trust
Statement of Investments
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
126
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
North Carolina Medical Care Commission ,
Appalachian Regional Healthcare System Obligated Group, Revenue, 2011A, Pre-
Refunded, 6.5%, 7/01/31 .......................................... $ 5,000,000 $ 5,103,150
Appalachian Regional Healthcare System Obligated Group, Revenue, 2011A, Pre-
Refunded, 6.625%, 7/01/34 ......................................... 6,000,000 6,126,300
Caromont Health Obligated Group, Revenue, 2021 A, 4%, 2/01/36 ............. 1,675,000 2,015,259
Duke University Health System, Inc., Revenue, 2012 A, Pre-Refunded, 5%, 6/01/42 10,000,000 10,606,700
Duke University Health System, Inc., Revenue, 2016 D, Refunding, 4%, 6/01/42 ... 7,000,000 7,643,160
Friends Homes Obligated Group, Revenue, 2020 A, 4%, 9/01/50 .............. 3,000,000 3,154,170
Novant Health Obligated Group, Revenue, 2013 A, Refunding, 5%, 11/01/46 ..... 20,000,000 20,948,200
Novant Health Obligated Group, Revenue, 2019A, 4%, 11/01/49 .............. 5,115,000 5,812,481
Novant Health Obligated Group, Revenue, 2019A, 4%, 11/01/52 .............. 7,640,000 8,645,730
Pines at Davidson, Inc. Obligated Group, Revenue, 2019 A, 5%, 1/01/49 ........ 5,000,000 5,519,950
Presbyterian Homes Obligated Group, Revenue, 2016 C, Refunding, 5%, 10/01/31 5,000,000 5,689,350
Presbyterian Homes Obligated Group, Revenue, 2020A, 4%, 10/01/45 .......... 1,000,000 1,117,260
Presbyterian Homes Obligated Group, Revenue, 2020A, 5%, 10/01/45 .......... 1,800,000 2,144,088
Presbyterian Homes Obligated Group, Revenue, 2020A, 4%, 10/01/50 .......... 1,350,000 1,499,526
Presbyterian Homes Obligated Group, Revenue, 2020A, 5%, 10/01/50 .......... 1,400,000 1,658,118
Rex Hospital, Inc. Obligated Group, Revenue, 2020 A, 4%, 7/01/49 ............ 4,000,000 4,468,320
Scotland Memorial Hospital, Inc., Revenue, 1999, AGMC Insured, 5.5%, 10/01/29 . 1,125,000 1,128,364
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2017A,
Refunding, 5%, 10/01/37 ........................................... 200,000 217,356
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2017A,
Refunding, 5%, 10/01/42 ........................................... 2,250,000 2,433,398
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2017A,
Refunding, 5%, 10/01/47 ........................................... 2,540,000 2,739,720
Vidant Health Obligated Group, Revenue, 2012 A, Pre-Refunded, 5%, 6/01/36 .... 5,000,000 5,300,100
Vidant Health Obligated Group, Revenue, 2015, Refunding, 5%, 6/01/40 ........ 5,000,000 5,679,350
Wake Forest Baptist Obligated Group, Revenue, 2019A, 5%, 12/01/32 .......... 1,000,000 1,243,900
Wake Forest Baptist Obligated Group, Revenue, 2019A, 5%, 12/01/33 .......... 1,000,000 1,239,130
WakeMed Obligated Group, Revenue, 2012 A, Refunding, 5%, 10/01/38 ........ 5,000,000 5,229,250
North Carolina Municipal Power Agency No. 1 , Revenue , 2015A , Refunding , 5% ,
1/01/32 ......................................................... 4,200,000 4,934,286
North Carolina State Education Assistance Authority ,
Revenue, Senior Lien, 2020A, 5%, 6/01/25 ............................... 125,000 141,064
Revenue, Senior Lien, 2020A, 5%, 6/01/26 ............................... 300,000 344,679
Revenue, Senior Lien, 2020A, 5%, 6/01/27 ............................... 450,000 523,971
Revenue, Senior Lien, 2020A, 5%, 6/01/28 ............................... 500,000 587,635
Revenue, Senior Lien, 2020A, 5%, 6/01/29 ............................... 350,000 414,102
Revenue, Senior Lien, 2020A, 3.125%, 6/01/39 ........................... 3,185,000 3,152,895
North Carolina State University at Raleigh ,
Revenue, 2013 A, Pre-Refunded, 5%, 10/01/33 ........................... 5,595,000 6,271,995
Revenue, 2013 A, Pre-Refunded, 5%, 10/01/42 ........................... 8,980,000 10,066,580
Revenue, 2020 A, Refunding, 2.375%, 10/01/44 ........................... 5,000,000 4,906,950
North Carolina Turnpike Authority ,
Revenue, 2011, 5%, 7/01/41 ......................................... 5,000,000 5,079,750
Revenue, 2016A, Refunding, 5%, 7/01/47 ............................... 2,500,000 2,808,525
Revenue, 2018A, Refunding, 4%, 1/01/36 ............................... 9,875,000 11,448,384
Revenue, 2018A, Refunding, 4%, 1/01/39 ............................... 9,815,000 11,253,781
a
Revenue, 2021, Refunding, 5%, 7/01/34 ................................. 1,120,000 1,488,301
a
Revenue, 2021, Refunding, 5%, 7/01/35 ................................. 1,300,000 1,718,782
a
Revenue, 2021, Refunding, 5%, 7/01/36 ................................. 1,750,000 2,304,050
a
Revenue, 2021, Refunding, 5%, 7/01/38 ................................. 1,250,000 1,632,412
a
Revenue, 2021, Refunding, 5%, 7/01/40 ................................. 1,270,000 1,646,237
a
Revenue, 2021, Refunding, 5%, 7/01/41 ................................. 2,000,000 2,583,200
Revenue, Senior Lien, 2017, Refunding, AGMC Insured, 5%, 1/01/31 ........... 1,000,000 1,200,400
Revenue, Senior Lien, 2017, Refunding, AGMC Insured, 5%, 1/01/39 ........... 1,200,000 1,410,444

Franklin Tax-Free Trust
Statement of Investments
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
127
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
North Carolina Turnpike Authority, (continued)
Revenue, Senior Lien, 2019, AGMC Insured, 5%, 1/01/49 ................... $ 9,480,000 $ 11,620,300
Raleigh Durham Airport Authority ,
Revenue, 2015A, Refunding, 5%, 5/01/27 ............................... 350,000 415,275
Revenue, 2015A, Refunding, 5%, 5/01/29 ............................... 1,000,000 1,176,980
Revenue, 2015A, Refunding, 5%, 5/01/30 ............................... 550,000 644,869
Revenue, 2020 A, Refunding, 5%, 5/01/35 ............................... 2,250,000 2,866,433
State of North Carolina ,
GO, 2016 A, Refunding, 5%, 6/01/25 ................................... 4,000,000 4,761,080
GO, 2019 B, 5%, 6/01/29 ............................................ 2,500,000 3,300,025
GO, 2020 A, 5%, 6/01/30 ............................................ 2,500,000 3,360,650
GO, 2020 A, 5%, 6/01/31 ............................................ 2,500,000 3,342,925
Revenue, 2020 B, 4%, 5/01/35 ........................................ 2,750,000 3,349,472
Town of Cary ,
Combined Utility Systems, Revenue, 2013, Pre-Refunded, 5%, 12/01/42 ........ 10,000,000 10,844,100
Combined Utility Systems, Revenue, 2017, Pre-Refunded, 5%, 12/01/41 ........ 1,710,000 2,128,933
Combined Utility Systems, Revenue, 2017B, Refunding, 4%, 12/01/42 .......... 8,000,000 9,160,160
Town of Oak Island , Enterprise System , Revenue , 2017 , Refunding , AGMC Insured ,
5% , 6/01/33 ...................................................... 1,000,000 1,198,420
University of North Carolina , System , Revenue , 2008A , AGMC Insured , 5% , 10/01/33 160,000 160,509
University of North Carolina at Chapel Hill ,
Hospitals at Chapel Hill, Revenue, 2016, 5%, 2/01/46 ....................... 4,265,000 4,951,281
Hospitals at Chapel Hill, Revenue, 2019, 5%, 2/01/49 ....................... 6,860,000 10,154,104
University of North Carolina at Charlotte (The) ,
Revenue, 2012A, Pre-Refunded, 5%, 4/01/37 ............................. 12,995,000 13,670,870
Revenue, 2012A, Pre-Refunded, 5%, 4/01/41 ............................. 18,000,000 18,936,180
Revenue, 2014, 5%, 4/01/43 ......................................... 5,000,000 5,451,400
Revenue, 2015, Refunding, 5%, 4/01/45 ................................. 9,450,000 10,555,934
Revenue, 2017, 5%, 10/01/47 ........................................ 10,000,000 11,785,500
Revenue, 2017A, Refunding, 4%, 10/01/40 .............................. 2,250,000 2,519,505
Revenue, 2020A, Refunding, 4%, 10/01/40 .............................. 290,000 332,685
Revenue, 2020A, Refunding, 4%, 10/01/49 .............................. 2,800,000 3,157,840
University of North Carolina at Greensboro ,
Revenue, 2014, 5%, 4/01/39 ......................................... 3,500,000 3,839,080
Revenue, 2017, Refunding, 4%, 4/01/35 ................................. 1,205,000 1,374,748
Revenue, 2017, Refunding, 4%, 4/01/36 ................................. 1,000,000 1,137,330
Revenue, 2018, 5%, 4/01/30 ......................................... 1,085,000 1,353,462
Revenue, 2018, 5%, 4/01/43 ......................................... 2,500,000 2,990,125
University of North Carolina at Wilmington , Revenue , 2015 , Refunding , 5% , 6/01/37 . 3,000,000 3,377,310
Western Carolina University ,
Revenue, 2020, 4%, 10/01/45 ........................................ 5,980,000 6,863,485
Revenue, 2020, 4%, 10/01/49 ........................................ 4,255,000 4,864,657
Revenue, 2020 B, 3%, 4/01/36 ........................................ 1,000,000 1,083,820
Revenue, 2020 B, 4%, 4/01/45 ........................................ 5,000,000 5,742,100
Revenue, 2020 B, 4%, 4/01/50 ........................................ 10,000,000 11,409,400
870,391,612
U.S. Territories 1.3%
Puerto Rico 1.3%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,500,000 1,684,965
b
Revenue, XX-RSA-1, 5.25%, 7/01/40 ................................... 4,120,000 3,728,600
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 300,000 372,354
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 4,700,000 5,304,279

Franklin Tax-Free Trust
Statement of Investments
Franklin North Carolina Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
128
s
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Puerto Rico (continued)
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... $ 350,000 $ 439,722
11,529,920
Total U.S. Territories .................................................................... 11,529,920
Total Municipal Bonds (Cost $840,536,667) .....................................
881,921,532
a a a a
a
Total Investments (Cost $840,536,667) 101.5% ..................................
$881,921,532
Other Assets, less Liabilities (1.5)% ...........................................
(12,716,900)
Net Assets 100.0% ...........................................................
$869,204,632
See Abbreviations on page 173 .
a
Security purchased on a when-issued basis. See Note 1(b).
b
See Note 7 regarding defaulted securities.

Franklin Tax-Free Trust
Financial Highlights
Franklin Virginia Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
129
a
Year Ended February 28, Year Ended
February 28,
2019
b
2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ............................................ $11.42 $10.92 $10.87
Income from investment operations
c
:
Net investment income
d
.................................................. 0.22 0.28 0.15
Net realized and unrealized gains (losses) .................................... (0.29) 0.52 0.05
Total from investment operations ............................................. (0.07) 0.80 0.20
Less distributions from:
Net investment income ................................................... (0.22) (0.30) (0.15)
Net asset value, end of year ................................................ $11.13 $11.42 $10.92
Total return
e
............................................................ (0.58)% 7.40% 1.90%
Ratios to average net assets
f
Expenses
g
............................................................. 0.84% 0.84% 0.84%
Net investment income .................................................... 1.97% 2.54% 3.01%
Supplemental data
Net assets, end of year (000’s) .............................................. $107,395 $77,058 $39,565
Portfolio turnover rate ..................................................... 31.54% 14.44% 9.60%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
130
a
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.42 $10.91 $10.91 $11.31 $11.54
Income from investment operations
b
:
Net investment income
c
......................... 0.24 0.30 0.34 0.35 0.40
Net realized and unrealized gains (losses) ........... (0.30) 0.52 —
d
(0.39) (0.23)
Total from investment operations .................... (0.06) 0.82 0.34 (0.04) 0.17
Less distributions from:
Net investment income .......................... (0.24) (0.31) (0.34) (0.36) (0.40)
Net asset value, end of year ....................... $11.12 $11.42 $10.91 $10.91 $11.31
Total return
e
................................... (0.52)% 7.66% 3.22% (0.34)% 1.51%
Ratios to average net assets
Expenses ..................................... 0.69%
f
0.69%
f
0.69%
f
0.68%
g
0.65%
Net investment income ........................... 2.15% 2.69% 3.16% 3.15% 3.46%
Supplemental data
Net assets, end of year (000’s) ..................... $353,874 $398,547 $402,739 $454,423 $509,170
Portfolio turnover rate ............................ 31.54% 14.44% 9.60% 9.87% 17.44%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
131
a
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.62 $11.10 $11.09 $11.49 $11.72
Income from investment operations
b
:
Net investment income
c
......................... 0.18 0.24 0.29 0.30 0.34
Net realized and unrealized gains (losses) ........... (0.30) 0.54 —
d
(0.40) (0.23)
Total from investment operations .................... (0.12) 0.78 0.29 (0.10) 0.11
Less distributions from:
Net investment income .......................... (0.18) (0.26) (0.28) (0.30) (0.34)
Net asset value, end of year ....................... $11.32 $11.62 $11.10 $11.09 $11.49
Total return
e
................................... (1.05)% 7.07% 2.68% (0.89)% 0.92%
Ratios to average net assets
Expenses ..................................... 1.24%
f
1.24%
f
1.24%
f
1.23%
g
1.20%
Net investment income ........................... 1.58% 2.14% 2.61% 2.60% 2.91%
Supplemental data
Net assets, end of year (000’s) ..................... $38,151 $52,357 $62,041 $90,666 $107,936
Portfolio turnover rate ............................ 31.54% 14.44% 9.60% 9.87% 17.44%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
132
a
Year Ended February 28, Year Ended
February 28,
2018
b
2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $11.43 $10.92 $10.91 $11.25
Income from investment operations
c
:
Net investment income
d
...................................... 0.25 0.32 0.36 0.22
Net realized and unrealized gains (losses) ........................ (0.29) 0.52 0.01 (0.35)
Total from investment operations ................................. (0.04) 0.84 0.37 (0.13)
Less distributions from:
Net investment income ....................................... (0.26) (0.33) (0.36) (0.21)
Net asset value, end of year .................................... $11.13 $11.43 $10.92 $10.91
Total return
e
................................................ (0.38)% 7.80% 3.44% (1.14)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ................... 0.57% 0.56% 0.57% 0.57%
Expenses net of waiver and payments by affiliates .................... 0.55%
g
0.55%
g
0.55%
g
0.54%
Net investment income ........................................ 2.27% 2.83% 3.30% 3.29%
Supplemental data
Net assets, end of year (000’s) .................................. $6,812 $5,829 $4,947 $5,028
Portfolio turnover rate ......................................... 31.54% 14.44% 9.60% 9.87%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
133
a
Year Ended February 28,
2021 2020
a
2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.43 $10.92 $10.92 $11.31 $11.54
Income from investment operations
b
:
Net investment income
c
......................... 0.25 0.31 0.35 0.36 0.41
Net realized and unrealized gains (losses) ........... (0.30) 0.53 0.01 (0.38) (0.22)
Total from investment operations .................... (0.05) 0.84 0.36 (0.02) 0.19
Less distributions from:
Net investment income .......................... (0.25) (0.33) (0.36) (0.37) (0.42)
Net asset value, end of year ....................... $11.13 $11.43 $10.92 $10.92 $11.31
Total return .................................... (0.42)% 7.76% 3.32% (0.15)% 1.60%
Ratios to average net assets
Expenses ..................................... 0.59%
d
0.59%
d
0.59%
d
0.58%
e
0.55%
Net investment income ........................... 2.23% 2.79% 3.26% 3.25% 3.56%
Supplemental data
Net assets, end of year (000’s) ..................... $128,837 $109,844 $84,880 $85,293 $87,359
Portfolio turnover rate ............................ 31.54% 14.44% 9.60% 9.87% 17.44%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments, February 28, 2021
Franklin Virginia Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
134
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 99.5%
Virginia 94.3%
Alexandria Industrial Development Authority , Goodwin House, Inc. Obligated Group ,
Revenue , 2015 , Refunding , 5% , 10/01/45 ................................ $ 975,000 $ 1,093,316
Arlington County Industrial Development Authority ,
Virginia Hospital Center Arlington Health System, Revenue, 2020, Refunding, 4%,
7/01/45 ........................................................ 2,000,000 2,281,740
Virginia Hospital Center Arlington Health System, Revenue, 2020, Refunding, 3.75%,
7/01/50 ........................................................ 10,350,000 11,471,112
Chesapeake Hospital Authority ,
Chesapeake Hospital Authority Obligated Group, Revenue, 2019, Refunding, 4%,
7/01/39 ........................................................ 1,000,000 1,124,760
Chesapeake Hospital Authority Obligated Group, Revenue, 2019, Refunding, 4%,
7/01/43 ........................................................ 4,000,000 4,450,880
City of Bristol , Revenue , 2001 , AGMC Insured , ETM, 5% , 7/15/21 ............... 270,000 274,814
City of Hopewell , Sewer System , Revenue , 2011 A , Refunding , 5% , 7/15/42 ....... 4,850,000 4,914,845
a
City of Newport News ,
GO, 2021 A, 4%, 2/01/33 ............................................ 1,750,000 2,167,970
GO, 2021 A, 4%, 2/01/34 ............................................ 850,000 1,046,180
GO, 2021 A, 4%, 2/01/35 ............................................ 800,000 977,504
City of Norfolk ,
GO, 2013A, Pre-Refunded, 5%, 8/01/32 ................................. 5,845,000 6,514,253
GO, 2016A, Pre-Refunded, 5%, 10/01/41 ................................ 1,040,000 1,288,830
GO, 2016A, Pre-Refunded, 5%, 10/01/46 ................................ 2,500,000 3,098,150
GO, 2019, Pre-Refunded, 5%, 8/01/44 .................................. 3,995,000 5,147,278
Water, Revenue, 2018, 5%, 11/01/43 ................................... 6,920,000 8,365,726
Water, Revenue, 2018, 5%, 11/01/47 ................................... 6,925,000 8,314,155
City of Portsmouth ,
GO, 2012A, Pre-Refunded, 5%, 7/15/41 ................................. 5,990,000 6,384,681
GO, 2012A, 5%, 7/15/41 ............................................ 4,010,000 4,245,227
City of Richmond ,
Public Utility, Revenue, 2013A, Pre-Refunded, 5%, 1/15/43 .................. 10,000,000 10,895,200
Public Utility, Revenue, 2016 A, Refunding, 5%, 1/15/33 ..................... 10,000,000 12,011,100
Public Utility, Revenue, 2020 A, 4%, 1/15/38 .............................. 5,745,000 6,824,428
City of Virginia Beach ,
Storm Water Utility, Revenue, 2020A, 5%, 11/15/31 ........................ 2,920,000 3,943,226
Storm Water Utility, Revenue, 2020A, 3%, 11/15/43 ........................ 4,225,000 4,570,732
Commonwealth of Virginia , GO , 2020A , 4% , 6/01/31 ......................... 4,650,000 5,792,505
County of Arlington ,
GO, 2019, 4%, 6/15/34 ............................................. 2,000,000 2,411,120
GO, 2020A, Refunding, 4%, 8/01/38 .................................... 9,190,000 11,110,710
County of Fairfax ,
GO, 2018A, 4%, 10/01/34 ........................................... 3,000,000 3,544,500
GO, 2020A, Refunding, 5%, 10/01/32 ................................... 5,735,000 7,572,781
GO, 2020A, Refunding, 5%, 10/01/34 ................................... 5,000,000 6,560,850
GO, 2020A, Refunding, 5%, 10/01/35 ................................... 5,750,000 7,525,542
GO, 2020A, Refunding, 5%, 10/01/36 ................................... 5,030,000 6,558,114
GO, 2020A, Refunding, 5%, 10/01/37 ................................... 1,980,000 2,572,812
Sewer, Revenue, 2017, 5%, 7/15/37 .................................... 2,760,000 3,395,959
County of Henrico ,
Water & Sewer, Revenue, 2020A, 3%, 5/01/46 ............................ 2,150,000 2,322,494
Water & Sewer, Revenue, 2020A, 4%, 5/01/50 ............................ 6,050,000 7,018,000
Fairfax County Economic Development Authority ,
Revenue, 2017, 5%, 4/01/42 ......................................... 5,085,000 6,068,642
Goodwin House, Inc. Obligated Group, Revenue, 2016 A, Refunding, 5%, 10/01/36 4,865,000 5,480,958
Goodwin House, Inc. Obligated Group, Revenue, 2016 A, Refunding, 4%, 10/01/42 1,500,000 1,614,240
Fairfax County Industrial Development Authority ,
Inova Health System Obligated Group, Revenue, 2014 A, 5%, 5/15/44 .......... 2,500,000 2,806,525

Franklin Tax-Free Trust
Statement of Investments
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
135
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Fairfax County Industrial Development Authority, (continued)
Inova Health System Obligated Group, Revenue, 2018 A, Refunding, 4%, 5/15/48 . $ 5,000,000 $ 5,632,950
Fairfax County Water Authority ,
Revenue, 2017, Refunding, 5%, 4/01/43 ................................. 3,510,000 4,233,867
Revenue, 2017, Refunding, 5%, 4/01/47 ................................. 5,000,000 5,993,950
Farmville Industrial Development Authority , Longwood Housing Foundation LLC ,
Revenue , 2018 A , Refunding , 5% , 1/01/48 ............................... 5,000,000 5,659,500
Hampton Roads Sanitation District ,
Revenue, 2016 A, Pre-Refunded, 5%, 8/01/31 ............................ 6,200,000 7,628,728
Revenue, 2016 A, Pre-Refunded, 5%, 8/01/33 ............................ 5,115,000 6,293,700
Revenue, 2016 A, Pre-Refunded, 5%, 8/01/43 ............................ 11,840,000 14,568,410
Hampton Roads Transportation Accountability Commission ,
Revenue, Senior Lien, 2018 A, 5%, 7/01/48 .............................. 20,000,000 24,040,600
Revenue, Senior Lien, 2020 A, 5%, 7/01/39 .............................. 4,845,000 6,266,281
Revenue, Senior Lien, 2020 A, 5%, 7/01/50 .............................. 4,000,000 5,061,680
Revenue, Senior Lien, 2020 A, 5%, 7/01/60 .............................. 3,000,000 3,780,750
Revenue, Senior Lien, 2020 A, 5.25%, 7/01/60 ............................ 4,450,000 5,702,630
Henrico County Economic Development Authority ,
Revenue, 2020, Refunding, 4%, 10/01/40 ................................ 500,000 550,640
Revenue, 2020, Refunding, 4%, 10/01/45 ................................ 725,000 791,983
Revenue, 2020, Refunding, 4%, 10/01/50 ................................ 1,500,000 1,636,185
Bon Secours Health System, Inc. Obligated Group, Revenue, 2013C, Pre-Refunded,
5%, 11/01/30 ................................................... 7,000,000 7,557,830
Lexington Industrial Development Authority ,
Lexington Retirement Community Obligated Group, Revenue, 2017A, 5%, 1/01/42 . 2,000,000 2,137,540
Washington & Lee University (The), Revenue, 2013, Pre-Refunded, 5%, 1/01/43 .. 7,000,000 7,283,500
Washington & Lee University (The), Revenue, 2018 A, Refunding, 5%, 1/01/35 .... 1,105,000 1,362,730
Washington & Lee University (The), Revenue, 2018 A, Refunding, 5%, 1/01/48 .... 1,500,000 1,802,565
Loudoun County Sanitation Authority , Revenue , 2015 A , Refunding , 5% , 1/01/29 .... 4,770,000 5,566,829
Lynchburg Economic Development Authority , Centra Health Obligated Group , Revenue ,
2017 A , Refunding , 5% , 1/01/47 ....................................... 4,500,000 5,197,230
Montgomery County Economic Development Authority ,
Virginia Tech Foundation, Inc., Revenue, 2019A, 4%, 6/01/36 ................. 1,200,000 1,400,976
Virginia Tech Foundation, Inc., Revenue, 2019A, 4%, 6/01/37 ................. 500,000 581,745
Virginia Tech Foundation, Inc., Revenue, 2019A, 4%, 6/01/38 ................. 1,750,000 2,030,298
Norfolk Airport Authority ,
Revenue, 2019, 5%, 7/01/37 ......................................... 1,000,000 1,215,760
Revenue, 2019, 5%, 7/01/39 ......................................... 800,000 967,440
Revenue, 2019, 5%, 7/01/43 ......................................... 2,925,000 3,500,260
Northern Virginia Transportation Authority , Special Tax , 2014 , 5% , 6/01/33 ......... 3,000,000 3,415,740
Prince Edward County Industrial Development Authority , President and Trustees of
Hampden-Sydney College , Revenue , 2018 , 5% , 9/01/48 .................... 2,050,000 2,389,111
Prince William County Industrial Development Authority , Novant Health Obligated
Group , Revenue , 2013B , Refunding , 5% , 11/01/46 ......................... 10,000,000 10,474,100
Riverside Regional Jail Authority , Revenue , 2015 , Refunding , 5% , 7/01/31 ......... 6,215,000 7,338,858
Roanoke Economic Development Authority ,
Carilion Clinic Obligated Group, Revenue, 2020 A, Refunding, 3%, 7/01/45 ....... 6,000,000 6,287,700
Carilion Clinic Obligated Group, Revenue, 2020 A, Refunding, 4%, 7/01/51 ....... 10,055,000 11,591,505
Salem Economic Development Authority , Roanoke College , Revenue , 2020 , Refunding ,
5% , 4/01/49 ...................................................... 925,000 1,069,541
Stafford County & Staunton Industrial Development Authority , Revenue , 2007E , AGMC
Insured , 5% , 8/01/37 ............................................... 960,000 960,518
University of Virginia ,
Revenue, 2013A, Pre-Refunded, 5%, 6/01/43 ............................. 15,000,000 16,602,750
Revenue, 2017 A, Refunding, 5%, 4/01/47 ............................... 9,630,000 11,501,205
Upper Occoquan Sewage Authority , Revenue , 2016 B , Refunding , 4% , 7/01/35 ..... 6,165,000 7,012,996

Franklin Tax-Free Trust
Statement of Investments
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
136
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Virginia Beach Development Authority ,
Westminster-Canterbury on Chesapeake Bay Obligated Group, Revenue, 2018,
Refunding, 5%, 9/01/40 ............................................ $ 1,750,000 $ 1,978,585
Westminster-Canterbury on Chesapeake Bay Obligated Group, Revenue, 2018,
Refunding, 5%, 9/01/44 ............................................ 2,215,000 2,490,701
Virginia College Building Authority ,
Revenue, 2016 A, Pre-Refunded, 5%, 9/01/27 ............................ 75,000 92,044
Revenue, 2016 A, 5%, 9/01/27 ........................................ 3,925,000 4,817,937
Revenue, 2016A, Refunding, 4%, 2/01/30 ............................... 7,000,000 7,921,270
Revenue, 2019A, 4%, 2/01/34 ........................................ 5,000,000 5,920,150
Revenue, 2020 A, 4%, 2/01/38 ........................................ 5,000,000 5,933,950
Washington & Lee University (The), Revenue, 2015A, Refunding, 5%, 1/01/40 .... 5,000,000 5,558,750
Virginia Commonwealth Transportation Board ,
Revenue, 2016, 5%, 9/15/30 ......................................... 2,260,000 2,761,901
Revenue, 2016, 5%, 9/15/31 ......................................... 4,000,000 4,881,040
Revenue, 2019, 4%, 5/15/40 ......................................... 13,060,000 15,154,954
Revenue, 2020, 4%, 9/15/35 ......................................... 4,000,000 4,779,760
Virginia Housing Development Authority , Revenue , 2018 D , 3.8% , 10/01/43 ........ 3,805,000 4,153,880
Virginia Public Building Authority , Revenue , 2019A , 4% , 8/01/35 ................ 1,250,000 1,495,788
Virginia Public School Authority ,
Revenue, 2014 B, Refunding, 5%, 8/01/24 ............................... 10,000,000 11,539,900
Revenue, 2018 B, 5%, 8/01/30 ........................................ 5,280,000 6,712,253
Revenue, 2019A, 5%, 8/01/30 ........................................ 3,535,000 4,633,537
Revenue, 2019A, 5%, 8/01/31 ........................................ 2,625,000 3,411,660
Revenue, 2020B, Refunding, 4%, 8/01/34 ............................... 5,190,000 6,359,930
County of Prince William, Revenue, 2018, 4%, 3/01/33 ...................... 5,795,000 6,821,236
County of Prince William, Revenue, 2019 A, 3%, 10/01/38 ................... 5,455,000 6,011,519
Virginia Resources Authority ,
Revenue, 2011B, Pre-Refunded, 5%, 11/01/41 ............................ 9,410,000 9,711,402
Revenue, 2015 A, 5%, 11/01/38 ....................................... 5,165,000 6,134,781
Revenue, 2015B, Refunding, 5%, 11/01/45 ............................... 5,255,000 6,181,089
Revenue, 2018C, Refunding, 5%, 11/01/48 .............................. 7,655,000 9,405,239
Revenue, 2020 B, Refunding, 4%, 11/01/32 .............................. 1,470,000 1,826,313
Clean Water Revolving Fund, Revenue, 2020, 4%, 10/01/52 .................. 1,915,000 2,207,114
Virginia Small Business Financing Authority ,
95 Express Lanes LLC, Revenue, Senior Lien, 2012, 5%, 1/01/40 ............. 2,400,000 2,478,960
95 Express Lanes LLC, Revenue, Senior Lien, 2019, 5%, 1/01/44 ............. 2,500,000 2,581,400
Bon Secours Mercy Health, Inc., Revenue, 2020A, Refunding, 4%, 12/01/49 ..... 5,000,000 5,686,750
I-66 Express Mobility Partners LLC, Revenue, Senior Lien, 2017, 5%, 12/31/47 ... 6,600,000 7,639,434
National Senior Campuses, Inc. Obligated Group, Revenue, 2020A, Refunding, 4%,
1/01/45 ........................................................ 750,000 824,400
Sentara Healthcare Obligated Group, Revenue, 2020, Refunding, 4%, 11/01/38 ... 4,000,000 4,616,360
Sentara Healthcare Obligated Group, Revenue, 2020, Refunding, 4%, 11/01/39 ... 8,730,000 10,050,762
Winchester Economic Development Authority , Valley Health Obligated Group ,
Revenue , 2015 , Refunding , 5% , 1/01/44 ................................. 5,000,000 5,709,850
599,337,039
U.S. Territories 5.2%
District of Columbia 4.3%
Metropolitan Washington Airports Authority, Revenue, 2019A, Refunding, 5%, 10/01/49 5,000,000 6,055,800
Washington Metropolitan Area Transit Authority ,
Revenue, 2017B, 5%, 7/01/42 ........................................ 5,000,000 5,975,750
Revenue, 2020A, 5%, 7/15/36 ........................................ 5,000,000 6,422,850
Revenue, 2020A, 5%, 7/15/45 ........................................ 7,000,000 8,716,120
27,170,520

Franklin Tax-Free Trust
Statement of Investments
Franklin Virginia Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
137
s
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Puerto Rico 0.9%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... $ 1,700,000 $ 1,909,627
b
Revenue, WW-RSA-1, 5.5%, 7/01/38 ................................... 1,040,000 943,800
b
Revenue, XX-RSA-1, 5.25%, 7/01/40 ................................... 1,900,000 1,719,500
Puerto Rico Highway & Transportation Authority, Revenue, L, Refunding, AGMC
Insured, 5.25%, 7/01/41 ............................................. 900,000 1,130,715
5,703,642
Total U.S. Territories .................................................................... 32,874,162
Total Municipal Bonds (Cost $601,765,071) .....................................
632,211,201
a a a a
Short Term Investments 0.3%
Municipal Bonds 0.3%
Virginia 0.3%
c
Virginia College Building Authority , University of Richmond , Revenue , 2006 , SPA Wells
Fargo Bank NA , Daily VRDN and Put , 0.01% , 11/01/36 ...................... 1,720,000 1,720,000
Total Municipal Bonds (Cost $1,720,000) .......................................
1,720,000
Total Short Term Investments (Cost $1,720,000 ) .................................
1,720,000
a
Total Investments (Cost $603,485,071) 99.8% ...................................
$633,931,201
Other Assets, less Liabilities 0.2% .............................................
1,138,459
Net Assets 100.0% ...........................................................
$635,069,660
See abbreviations on page 173 .
a
Security purchased on a when-issued basis. See Note 1(b).
b
See Note 7 regarding defaulted securities.
c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
February 28, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
138
Franklin
Alabama Tax-
Free Income
Fund
Franklin Florida
Tax-Free
Income Fund
Franklin
Georgia Tax-
Free Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $240,658,892 $497,354,962 $449,017,220
Value - Unaffiliated issuers ................................ $254,301,887 $526,952,285 $472,667,676
Cash .................................................. 1,989,671 1,028,216 2,309,756
Receivables:
Capital shares sold ...................................... 61,515 105,312 559,741
Interest ............................................... 2,457,397 6,011,978 4,475,419
Other assets ............................................ 418 932 810
Total assets ........................................ 258,810,888 534,098,723 480,013,402
Liabilities:
Payables:
Investment securities purchased ............................ 12,793,660 — —
Capital shares redeemed ................................. 323,094 561,344 627,027
Management fees ....................................... 112,586 220,478 200,121
Distribution fees ........................................ 31,411 59,674 59,562
Transfer agent fees ...................................... 27,552 62,228 55,846
Distributions to shareholders ............................... 69,063 264,484 166,005
Accrued expenses and other liabilities ......................... 70,824 96,169 83,157
Total liabilities ....................................... 13,428,190 1,264,377 1,191,718
Net assets, at value ............................... $245,382,698 $532,834,346 $478,821,684
Net assets consist of:
Paid-in capital ........................................... $247,665,185 $569,371,702 $480,615,252
Total distributable earnings (losses) ........................... (2,282,487) (36,537,356) (1,793,568)
Net assets, at value ............................... $245,382,698 $532,834,346 $478,821,684

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
February 28, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
139
Franklin
Alabama Tax-
Free Income
Fund
Franklin Florida
Tax-Free
Income Fund
Franklin
Georgia Tax-
Free Income
Fund
Class A:
Net assets, at value ..................................... $30,415,023 $78,373,387 $77,256,451
Shares outstanding ...................................... 2,721,148 7,405,464 6,486,650
Net asset value per share
a
................................ $11.18 $10.58 $11.91
Maximum offering price per share (net asset value per share ÷ 96.25%,
96.25% and 96.25%, respectively) .......................... $11.62 $10.99 $12.37
Class A1:
Net assets, at value ..................................... $174,802,082 $385,246,799 $274,231,543
Shares outstanding ...................................... 15,656,793 36,435,823 23,025,184
Net asset value per share
a
................................ $11.16 $10.57 $11.91
Maximum offering price per share (net asset value per share ÷ 96.25%,
96.25% and 96.25%, respectively) .......................... $11.59 $10.98 $12.37
Class C:
Net assets, at value ..................................... $23,373,934 $28,373,972 $45,511,847
Shares outstanding ...................................... 2,065,631 2,625,064 3,763,104
Net asset value and maximum offering price per share
a
........... $11.32 $10.81 $12.09
Class R6:
Net assets, at value ..................................... $1,755,690 $5,011,290 $13,812,757
Shares outstanding ...................................... 157,238 472,685 1,159,673
Net asset value and maximum offering price per share ........... $11.17 $10.60 $11.91
Advisor Class:
Net assets, at value ..................................... $15,035,969 $35,828,898 $68,009,086
Shares outstanding ...................................... 1,346,568 3,380,558 5,707,751
Net asset value and maximum offering price per share ........... $11.17 $10.60 $11.92
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
February 28, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
140
Franklin
Kentucky Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $132,822,220 $363,103,277 $398,405,389
Value - Unaffiliated issuers ................................ $139,931,314 $385,299,842 $415,151,473
Cash .................................................. 180,113 1,249,469 3,524,211
Receivables:
Capital shares sold ...................................... 87,204 82,652 168,560
Interest ............................................... 1,617,359 4,360,493 3,885,057
Other assets ............................................ 245 661 718
Total assets ........................................ 141,816,235 390,993,117 422,730,019
Liabilities:
Payables:
Investment securities purchased ............................ — 9,701,877 1,256,370
Capital shares redeemed ................................. 759,118 642,403 1,175,902
Management fees ....................................... 69,292 163,370 178,248
Distribution fees ........................................ 11,314 45,540 51,884
Transfer agent fees ...................................... 5,442 44,783 54,647
Distributions to shareholders ............................... 27,117 82,734 138,584
Accrued expenses and other liabilities ......................... 59,694 78,635 80,128
Total liabilities ....................................... 931,977 10,759,342 2,935,763
Net assets, at value ............................... $140,884,258 $380,233,775 $419,794,256
Net assets consist of:
Paid-in capital ........................................... $143,916,437 $386,225,794 $444,664,099
Total distributable earnings (losses) ........................... (3,032,179) (5,992,019) (24,869,843)
Net assets, at value ............................... $140,884,258 $380,233,775 $419,794,256

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
February 28, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
141
Franklin
Kentucky Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Class A:
Net assets, at value ..................................... $13,052,124 $56,810,217 $78,373,700
Shares outstanding ...................................... 1,189,717 5,035,506 7,146,089
Net asset value per share
a
................................ $10.97 $11.28 $10.97
Maximum offering price per share (net asset value per share ÷ 96.25%,
96.25% and 96.25%, respectively) .......................... $11.40 $11.72 $11.40
Class A1:
Net assets, at value ..................................... $112,825,816 $250,576,430 $240,636,983
Shares outstanding ...................................... 10,293,751 22,222,793 21,935,035
Net asset value per share
a
................................ $10.96 $11.28 $10.97
Maximum offering price per share (net asset value per share ÷ 96.25%,
96.25% and 96.25%, respectively) .......................... $11.39 $11.72 $11.40
Class C:
Net assets, at value ..................................... $— $29,441,401 $34,896,096
Shares outstanding ...................................... — 2,568,227 3,116,291
Net asset value and maximum offering price per share
a
........... $— $11.46 $11.20
Class R6:
Net assets, at value ..................................... $2,353,112 $6,076,496 $8,033,405
Shares outstanding ...................................... 214,586 538,780 731,087
Net asset value and maximum offering price per share ........... $10.97 $11.28 $10.99
Advisor Class:
Net assets, at value ..................................... $12,653,206 $37,329,231 $57,854,072
Shares outstanding ...................................... 1,153,911 3,308,976 5,267,506
Net asset value and maximum offering price per share ........... $10.97 $11.28 $10.98
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
February 28, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
142
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Franklin
Virginia Tax-
Free Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $934,301,122 $840,536,667 $603,485,071
Value - Unaffiliated issuers ................................ $993,349,948 $881,921,532 $633,931,201
Cash .................................................. 3,620,559 1,112,928 34,657
Receivables:
Investment securities sold ................................. — 3,060,180 —
Capital shares sold ...................................... 548,807 1,983,038 1,019,440
Interest ............................................... 13,023,838 9,776,263 5,930,054
Other assets ............................................ 1,717 1,483 1,080
Total assets ........................................ 1,010,544,869 897,855,424 640,916,432
Liabilities:
Payables:
Investment securities purchased ............................ — 26,604,195 4,186,548
Capital shares redeemed ................................. 1,742,513 1,166,866 979,121
Management fees ....................................... 398,511 346,012 258,653
Distribution fees ........................................ 121,340 101,532 67,929
Transfer agent fees ...................................... 111,288 90,101 81,950
Distributions to shareholders ............................... 267,770 236,444 166,714
Accrued expenses and other liabilities ......................... 145,151 105,642 105,857
Total liabilities ....................................... 2,786,573 28,650,792 5,846,772
Net assets, at value ............................... $1,007,758,296 $869,204,632 $635,069,660
Net assets consist of:
Paid-in capital ........................................... $1,032,628,517 $924,692,670 $664,167,091
Total distributable earnings (losses) ........................... (24,870,221) (55,488,038) (29,097,431)
Net assets, at value ............................... $1,007,758,296 $869,204,632 $635,069,660

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
February 28, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
143
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Franklin
Virginia Tax-
Free Income
Fund
Class A:
Net assets, at value ..................................... $169,677,078 $145,847,139 $107,395,323
Shares outstanding ...................................... 14,318,362 12,551,822 9,652,343
Net asset value per share
a
................................ $11.85 $11.62 $11.13
Maximum offering price per share (net asset value per share ÷ 96.25%,
96.25% and 96.25%, respectively) .......................... $12.31 $12.07 $11.56
Class A1:
Net assets, at value ..................................... $647,517,071 $521,406,003 $353,873,533
Shares outstanding ...................................... 54,677,485 44,888,083 31,811,407
Net asset value per share
a
................................ $11.84 $11.62 $11.12
Maximum offering price per share (net asset value per share ÷ 96.25%,
96.25% and 96.25% , respectively) .......................... $12.30 $12.07 $11.55
Class C:
Net assets, at value ..................................... $74,779,353 $63,485,380 $38,151,408
Shares outstanding ...................................... 6,249,026 5,375,649 3,370,747
Net asset value and maximum offering price per share
a
........... $11.97 $11.81 $11.32
Class R6:
Net assets, at value ..................................... $30,328,721 $17,425,544 $6,811,905
Shares outstanding ...................................... 2,558,450 1,500,847 611,940
Net asset value and maximum offering price per share ........... $11.85 $11.61 $11.13
Advisor Class:
Net assets, at value ..................................... $85,456,073 $121,040,566 $128,837,491
Shares outstanding ...................................... 7,210,916 10,419,306 11,571,103
Net asset value and maximum offering price per share ........... $11.85 $11.62 $11.13
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Tax-Free Trust
Financial Statements
Statements of Operations
February 28, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
144
Franklin
Alabama Tax-
Free Income
Fund
Franklin Florida
Tax-Free
Income Fund
Franklin
Georgia Tax-
Free Income
Fund
Investment income:
Interest:
Unaffiliated issuers ...................................... $8,365,241 $20,581,280 $15,790,215
Expenses:
Management fees (Note 3 a ) ................................. 1,347,310 2,681,870 2,369,143
Distribution fees: (Note 3c )
    Class A .............................................. 57,113 166,972 166,419
    Class A1 ............................................. 179,444 407,248 282,488
    Class C .............................................. 174,059 202,193 340,054
Transfer agent fees: (Note 3e )
    Class A .............................................. 14,617 43,464 45,747
    Class A1 ............................................. 113,653 265,108 195,833
    Class C .............................................. 16,918 20,259 36,398
    Class R6 ............................................. 914 2,068 2,811
    Advisor Class .......................................... 8,488 20,617 43,337
Custodian fees (Note 4 ) .................................... 1,393 3,099 2,695
Reports to shareholders .................................... 21,003 38,018 36,763
Registration and filing fees .................................. 17,807 32,343 18,491
Professional fees ......................................... 58,177 59,329 64,106
Trustees' fees and expenses ................................ 2,882 4,998 4,477
Other .................................................. 24,819 40,797 31,541
Total expenses ....................................... 2,038,597 3,988,383 3,640,303
Expense reductions (Note 4 ) ............................. (2,424) (5,468) (4,711)
Expenses waived/paid by affiliates (Not e 3f) .................. (379) (790) (999)
Net expenses ....................................... 2,035,794 3,982,125 3,634,593
Net investment income .............................. 6,329,447 16,599,155 12,155,622
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... 1,468,481 871,365 (2,897,903)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... (6,480,814) (14,418,364) (8,840,835)
Net realized and unrealized gain (loss) .......................... (5,012,333) (13,546,999) (11,738,738)
Net increase (decrease) in net assets resulting from operations ........ $1,317,114 $3,052,156 $416,884

Franklin Tax-Free Trust
Financial Statements
Statements of Operations
(continued)
February 28, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
145
Franklin
Kentucky Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Investment income:
Interest:
Unaffiliated issuers ...................................... $5,095,076 $12,905,731 $14,377,848
Expenses:
Management fees (Note 3 a ) ................................. 842,756 1,967,733 2,131,331
Distribution fees: (Note 3c )
    Class A .............................................. 26,703 127,333 171,076
    Class A1 ............................................. 118,758 262,892 251,478
    Class C .............................................. — 213,080 255,252
Transfer agent fees: (Note 3e )
    Class A .............................................. 6,868 34,859 51,028
    Class A1 ............................................. 76,943 179,127 187,817
    Class C .............................................. — 22,294 29,359
    Class R6 ............................................. 1,149 2,571 1,998
    Advisor Class .......................................... 7,852 20,763 40,321
Custodian fees (Note 4 ) .................................... 823 2,114 2,336
Reports to shareholders .................................... 18,418 25,738 26,152
Registration and filing fees .................................. 9,083 14,455 23,068
Professional fees ......................................... 59,774 70,470 75,978
Trustees' fees and expenses ................................ 2,187 3,883 4,118
Other .................................................. 17,298 25,920 27,919
Total expenses ....................................... 1,188,612 2,973,232 3,279,231
Expense reductions (Note 4 ) ............................. (1,486) (3,845) (4,176)
Expenses waived/paid by affiliates (Not e 3f) .................. (521) (876) (560)
Net expenses ....................................... 1,186,605 2,968,511 3,274,495
Net investment income .............................. 3,908,471 9,937,220 11,103,353
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... (482,162) (967,125) 193,375
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... (3,264,705) (9,458,864) (14,901,535)
Net realized and unrealized gain (loss) .......................... (3,746,867) (10,425,989) (14,708,160)
Net increase (decrease) in net assets resulting from operations ........ $161,604 $(488,769) $(3,604,807)

Franklin Tax-Free Trust
Financial Statements
Statements of Operations
(continued)
February 28, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
146
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Franklin
Virginia Tax-
Free Income
Fund
Investment income:
Interest:
Unaffiliated issuers ...................................... $32,556,487 $26,673,323 $17,721,502
Expenses:
Management fees (Note 3 a ) ................................. 4,765,960 4,118,371 3,065,578
Distribution fees: (Note 3c )
    Class A .............................................. 359,936 306,328 226,741
    Class A1 ............................................. 665,597 537,117 370,150
    Class C .............................................. 568,054 482,417 284,098
Transfer agent fees: (Note 3e )
    Class A .............................................. 89,916 76,412 64,489
    Class A1 ............................................. 416,431 334,715 262,784
    Class C .............................................. 54,762 46,248 31,023
    Class R6 ............................................. 9,273 5,045 2,718
    Advisor Class .......................................... 49,233 69,727 81,163
Custodian fees (Note 4 ) .................................... 5,522 4,862 3,532
Reports to shareholders .................................... 73,625 45,171 44,253
Registration and filing fees .................................. 20,615 21,035 23,206
Professional fees ......................................... 99,820 80,452 79,967
Trustees' fees and expenses ................................ 8,238 7,203 5,570
Other .................................................. 62,011 45,088 40,561
Total expenses ....................................... 7,248,993 6,180,191 4,585,833
Expense reductions (Note 4 ) ............................. (10,091) (8,556) (6,257)
Expenses waived/paid by affiliates (Not e 3f) .................. (1,013) (1,126) (903)
Net expenses ....................................... 7,237,889 6,170,509 4,578,673
Net investment income .............................. 25,318,598 20,502,814 13,142,829
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... (10,285,527) (3,887,901) (5,904,493)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... (11,420,492) (13,917,043) (11,481,503)
Net realized and unrealized gain (loss) .......................... (21,706,019) (17,804,944) (17,385,996)
Net increase (decrease) in net assets resulting from operations ........ $3,612,579 $2,697,870 $(4,243,167)

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
February 28, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
147
Franklin Alabama Tax-Free Income Fund Franklin Florida Tax-Free Income Fund
Year Ended
February 28, 2021
Year Ended
February 29, 2020
Year Ended
February 28, 2021
Year Ended
February 29, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ............ $6,329,447 $6,672,461 $16,599,155 $18,352,136
Net realized gain (loss) ............ 1,468,481 46,250 871,365 (3,433,019)
Net change in unrealized appreciation
(depreciation) ................. (6,480,814) 12,131,982 (14,418,364) 24,683,958
Net increase (decrease) in net
assets resulting from operations . 1,317,114 18,850,693 3,052,156 39,603,075
Distributions to shareholders:
Class A ........................ (551,546) (317,567) (1,909,395) (1,344,456)
Class A1 ....................... (4,675,881) (5,589,570) (12,398,911) (15,447,317)
Class C ........................ (545,891) (744,996) (761,014) (1,065,910)
Class R6 ....................... (48,503) (34,140) (133,431) (104,819)
Advisor Class ................... (358,105) (322,459) (988,435) (1,046,757)
Total distributions to shareholders ..... (6,179,926) (7,008,732) (16,191,186) (19,009,259)
Capital share transactions: (Note 2 )
Class A ........................ 14,447,044 8,513,207 23,567,125 25,615,355
Class A1 ....................... (8,122,292) (10,994,521) (42,010,670) (42,082,463)
Class C ........................ (7,255,477) (974,330) (6,299,662) (5,016,824)
Class R6 ....................... 125,789 778,923 1,743,826 890,154
Advisor Class ................... 3,593,758 2,867,278 5,147,016 4,938,718
Total capital share transactions ....... 2,788,822 190,557 (17,852,365) (15,655,060)
Net increase (decrease) in net
assets ..................... (2,073,990) 12,032,518 (30,991,395) 4,938,756
Net assets:
Beginning of year .................. 247,456,688 235,424,170 563,825,741 558,886,985
End of year ...................... $245,382,698 $247,456,688 $532,834,346 $563,825,741

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
February 28, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
148
Franklin Georgia Tax-Free Income Fund Franklin Kentucky Tax-Free Income Fund
Year Ended
February 28, 2021
Year Ended
February 29, 2020
Year Ended
February 28, 2021
Year Ended
February 29, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ............ $12,155,622 $13,181,495 $3,908,471 $4,140,560
Net realized gain (loss) ............ (2,897,903) 508,055 (482,162) 109,195
Net change in unrealized appreciation
(depreciation) ................. (8,840,835) 23,836,229 (3,264,705) 6,635,270
Net increase (decrease) in net
assets resulting from operations . 416,884 37,525,779 161,604 10,885,025
Distributions to shareholders:
Class A ........................ (1,644,050) (990,716) (263,027) (166,370)
Class A1 ....................... (7,449,070) (9,536,034) (3,120,794) (3,839,796)
Class C ........................ (1,077,327) (1,680,955) — —
Class R6 ....................... (164,822) (142,672) (57,616) (60,797)
Advisor Class ................... (1,716,421) (1,523,717) (330,824) (332,091)
Total distributions to shareholders ..... (12,051,690) (13,874,094) (3,772,261) (4,399,054)
Capital share transactions: (Note 2 )
Class A ........................ 23,662,932 33,354,372 4,293,878 5,918,655
Class A1 ....................... (27,686,140) (20,279,178) (12,031,459) (8,020,923)
Class C ........................ (15,504,407) (13,498,201) — —
Class R6 ....................... 9,088,022 967,492 247,710 232,390
Advisor Class ................... 15,319,625 11,265,270 778,188 2,397,011
Total capital share transactions ....... 4,880,032 11,809,755 (6,711,683) 527,133
Net increase (decrease) in net
assets ..................... (6,754,774) 35,461,440 (10,322,340) 7,013,104
Net assets:
Beginning of year .................. 485,576,458 450,115,018 151,206,598 144,193,494
End of year ...................... $478,821,684 $485,576,458 $140,884,258 $151,206,598

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
February 28, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
149
Franklin Louisiana Tax-Free Income Fund Franklin Maryland Tax-Free Income Fund
Year Ended
February 28, 2021
Year Ended
February 29, 2020
Year Ended
February 28, 2021
Year Ended
February 29, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ............ $9,937,220 $10,775,756 $11,103,353 $11,470,348
Net realized gain (loss) ............ (967,125) 294,951 193,375 17,272
Net change in unrealized appreciation
(depreciation) ................. (9,458,864) 21,652,708 (14,901,535) 21,754,293
Net increase (decrease) in net
assets resulting from operations . (488,769) 32,723,415 (3,604,807) 33,241,913
Distributions to shareholders:
Class A ........................ (1,253,244) (868,582) (1,756,429) (1,162,390)
Class A1 ....................... (6,907,707) (8,535,152) (6,872,496) (8,328,834)
Class C ........................ (670,118) (958,351) (840,223) (1,220,752)
Class R6 ....................... (156,165) (140,907) (135,378) (81,311)
Advisor Class ................... (820,671) (706,042) (1,524,495) (1,439,823)
Total distributions to shareholders ..... (9,807,905) (11,209,034) (11,129,021) (12,233,110)
Capital share transactions: (Note 2 )
Class A ........................ 10,165,912 28,141,868 20,428,324 31,400,326
Class A1 ....................... (32,103,766) (10,470,379) (20,678,888) (23,272,391)
Class C ........................ (7,706,875) (6,326,360) (9,119,751) (13,320,361)
Class R6 ....................... 831,772 1,259,432 4,579,640 1,755,413
Advisor Class ................... 10,174,029 7,048,753 5,683,284 7,401,335
Total capital share transactions ....... (18,638,928) 19,653,314 892,609 3,964,322
Net increase (decrease) in net
assets ..................... (28,935,602) 41,167,695 (13,841,219) 24,973,125
Net assets:
Beginning of year .................. 409,169,377 368,001,682 433,635,475 408,662,350
End of year ...................... $380,233,775 $409,169,377 $419,794,256 $433,635,475

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
February 28, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
150
Franklin Missouri Tax-Free Income Fund
Franklin North Carolina Tax-Free Income
Fund
Year Ended
February 28, 2021
Year Ended
February 29, 2020
Year Ended
February 28, 2021
Year Ended
February 29, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ............ $25,318,598 $26,881,430 $20,502,814 $21,642,436
Net realized gain (loss) ............ (10,285,527) (1,223,912) (3,887,901) (4,208,612)
Net change in unrealized appreciation
(depreciation) ................. (11,420,492) 55,206,464 (13,917,043) 44,578,512
Net increase (decrease) in net
assets resulting from operations . 3,612,579 80,863,982 2,697,870 62,012,336
Distributions to shareholders:
Class A ........................ (3,499,233) (2,479,973) (2,762,511) (1,909,150)
Class A1 ....................... (17,229,680) (20,398,654) (12,994,694) (15,553,662)
Class C ........................ (1,763,266) (2,461,941) (1,367,207) (2,120,789)
Class R6 ....................... (746,105) (617,229) (331,041) (265,318)
Advisor Class ................... (2,114,731) (2,074,408) (2,811,929) (2,625,964)
Total distributions to shareholders ..... (25,353,015) (28,032,205) (20,267,382) (22,474,883)
Capital share transactions: (Note 2 )
Class A ........................ 49,587,973 54,466,241 46,331,929 49,292,923
Class A1 ....................... (46,278,334) (29,874,112) (35,458,617) (35,901,046)
Class C ........................ (27,913,788) (9,631,476) (25,193,856) (19,677,843)
Class R6 ....................... 7,048,353 3,668,315 6,762,164 2,734,581
Advisor Class ................... 4,419,625 19,150,636 17,483,390 16,966,358
Total capital share transactions ....... (13,136,171) 37,779,604 9,925,010 13,414,973
Net increase (decrease) in net
assets ..................... (34,876,607) 90,611,381 (7,644,502) 52,952,426
Net assets:
Beginning of year .................. 1,042,634,903 952,023,522 876,849,134 823,896,708
End of year ...................... $1,007,758,296 $1,042,634,903 $869,204,632 $876,849,134

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
February 28, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
151
Franklin Virginia Tax-Free Income Fund
Year Ended
February 28, 2021
Year Ended
February 29, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $13,142,829 $16,399,628
Net realized gain (loss) ................................................. (5,904,493) 726,360
Net change in unrealized appreciation (depreciation) ........................... (11,481,503) 27,971,694
Net increase (decrease) in net assets resulting from operations ................ (4,243,167) 45,097,682
Distributions to shareholders:
Class A ............................................................. (1,796,286) (1,530,613)
Class A1 ............................................................ (7,980,406) (11,282,511)
Class C ............................................................. (692,566) (1,289,215)
Class R6 ............................................................ (137,849) (160,098)
Advisor Class ........................................................ (2,554,529) (2,853,868)
Total distributions to shareholders .......................................... (13,161,636) (17,116,305)
Capital share transactions: (Note 2 )
Class A ............................................................. 32,781,750 34,825,054
Class A1 ............................................................ (34,412,273) (22,227,828)
Class C ............................................................. (12,938,525) (12,220,357)
Class R6 ............................................................ 1,146,641 636,021
Advisor Class ........................................................ 22,261,037 20,469,834
Total capital share transactions ............................................ 8,838,630 21,482,724
Net increase (decrease) in net assets ................................... (8,566,173) 49,464,101
Net assets:
Beginning of year ....................................................... 643,635,833 594,171,732
End of year ........................................................... $635,069,660 $643,635,833

Franklin Tax-Free Trust
Notes to Financial Statements
152
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Annual Report
1. Organization and Significant Accounting Policies
Franklin Tax-Free Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of twenty-
three separate funds, nine of which are included in this
report (Funds) and applies the specialized accounting and
reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP). The classes of shares offered within each of the Funds are indicated below. Class C shares
automatically convert to Class A shares after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
Class A, Class A1, Class R6 & Advisor Class
Franklin Kentucky Tax-Free Income Fund
Class A, Class A1, Class C, Class R6 & Advisor Class
Franklin Alabama Tax-Free Income Fund
Franklin Florida Tax-Free Income Fund
Franklin Georgia Tax-Free Income Fund
Franklin Louisiana Tax-Free Income Fund
Franklin Maryland Tax-Free Income Fund
Franklin Missouri Tax-Free Income Fund
Franklin North Carolina Tax-Free Income Fund
Franklin Virginia Tax-Free Income Fund
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Funds' administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter
market rather than on a securities exchange. The Funds'
pricing services use multiple valuation techniques to
determine fair value. In instances where sufficient market
activity exists, the pricing services may utilize a market-
based approach through which quotes from market makers
are used to determine fair value. In instances where
sufficient market activity may not exist or is limited, the
pricing services also utilize proprietary valuation models
which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures, the
Funds primarily employ a market-based approach which
may use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Securities Purchased on a When-Issued
Certain or all Funds purchase securities on a when-issued
basis, with payment and delivery scheduled for a future
date. These transactions are subject to market fluctuations
and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although
the Funds will generally purchase these securities with
the intention of holding the securities, they may sell the
securities before the settlement date. Sufficient assets have been segregated for these securities.

Franklin Tax-Free Trust
Notes to Financial Statements
153
franklintempleton.com
Annual Report
c. Income Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of February 28, 2021, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy.
Some municipal securities in the Funds are secured by
collateral guaranteed by an agency of the U.S. government.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements
154
franklintempleton.com
Annual Report
2. Shares of Beneficial Interest
At February 28, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin Alabama Tax-Free
Income Fund
Franklin Florida Tax-Free Income
Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended February 28, 2021
Shares sold
a
................................... 1,634,140 $18,445,837 3,583,203 $38,053,390
Shares issued in reinvestment of distributions .......... 45,042 507,215 168,194 1,784,185
Shares redeemed ............................... (399,044) (4,506,008) (1,535,033) (16,270,450)
Net increase (decrease) .......................... 1,280,138 $14,447,044 2,216,364 $23,567,125
Year ended February 29, 2020
Shares sold
a
................................... 966,960 $10,761,934 2,882,742 $30,728,486
Shares issued in reinvestment of distributions .......... 26,545 296,269 121,001 1,291,705
Shares redeemed ............................... (228,457) (2,544,996) (600,429) (6,404,836)
Net increase (decrease) .......................... 765,048 $8,513,207 2,403,314 $25,615,355
Class A1
Class A1 Shares:
Year ended February 28, 2021
Shares sold ................................... 481,485 $5,387,614 863,325 $9,149,532
Shares issued in reinvestment of distributions .......... 367,993 4,134,909 948,638 10,043,480
Shares redeemed ............................... (1,573,599) (17,644,815) (5,783,585) (61,203,682)
Net increase (decrease) .......................... (724,121) $(8,122,292) (3,971,622) $(42,010,670)
Year ended February 29, 2020
Shares sold ................................... 589,102 $6,558,582 889,592 $9,456,567
Shares issued in reinvestment of distributions .......... 439,394 4,887,742 1,168,026 12,442,917
Shares redeemed ............................... (2,020,745) (22,440,845) (6,022,018) (63,981,947)
Net increase (decrease) .......................... (992,249) $(10,994,521) (3,964,400) $(42,082,463)
Class C
Class C Shares:
Year ended February 28, 2021
Shares sold ................................... 155,772 $1,770,400 425,669 $4,613,633
Shares issued in reinvestment of distributions .......... 45,479 517,722 63,152 683,114
Shares redeemed
a
.............................. (837,493) (9,543,599) (1,070,750) (11,596,409)
Net increase (decrease) .......................... (636,242) $(7,255,477) (581,929) $(6,299,662)
Year ended February 29, 2020
Shares sold ................................... 408,310 $4,602,069 729,079 $7,937,140
Shares issued in reinvestment of distributions .......... 60,928 686,946 86,952 946,802
Shares redeemed
a
.............................. (556,983) (6,263,345) (1,277,713) (13,900,766)
Net increase (decrease) .......................... (87,745) $(974,330) (461,682) $(5,016,824)
Class R6

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Notes to Financial Statements
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Franklin Alabama Tax-Free
Income Fund
Franklin Florida Tax-Free Income
Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended February 28, 2021
Shares sold ................................... 50,100 $564,150 226,956 $2,398,864
Shares issued in reinvestment of distributions .......... 4,293 48,263 12,479 132,650
Shares redeemed ............................... (43,272) (486,624) (74,353) (787,688)
Net increase (decrease) .......................... 11,121 $125,789 165,082 $1,743,826
Year ended February 29, 2020
Shares sold ................................... 76,244 $847,722 127,110 $1,354,069
Shares issued in reinvestment of distributions .......... 3,062 34,140 9,755 104,287
Shares redeemed ............................... (9,204) (102,939) (53,322) (568,202)
Net increase (decrease) .......................... 70,102 $778,923 83,543 $890,154
Advisor Class
Advisor Class Shares:
Year ended February 28, 2021
Shares sold ................................... 554,603 $6,248,789 1,163,044 $12,403,699
Shares issued in reinvestment of distributions .......... 28,704 322,820 74,533 791,600
Shares redeemed ............................... (265,115) (2,977,851) (758,570) (8,048,283)
Net increase (decrease) .......................... 318,192 $3,593,758 479,007 $5,147,016
Year ended February 29, 2020
Shares sold ................................... 397,535 $4,401,410 1,156,586 $12,298,645
Shares issued in reinvestment of distributions .......... 25,890 288,344 74,003 790,857
Shares redeemed ............................... (163,970) (1,822,476) (765,239) (8,150,784)
Net increase (decrease) .......................... 259,455 $2,867,278 465,350 $4,938,718
2. Shares of Beneficial Interest
(continued)

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Franklin Georgia Tax-Free
Income Fund
Franklin Kentucky Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended February 28, 2021
Shares sold
a
................................... 2,608,906 $31,141,436 477,135 $5,240,733
Shares issued in reinvestment of distributions .......... 126,236 1,505,976 23,430 257,700
Shares redeemed ............................... (755,251) (8,984,480) (110,438) (1,204,555)
Net increase (decrease) .......................... 1,979,891 $23,662,932 390,127 $4,293,878
Year ended February 29, 2020
Shares sold
a
................................... 3,117,046 $37,050,467 607,556 $6,652,693
Shares issued in reinvestment of distributions .......... 78,603 937,031 14,806 163,090
Shares redeemed ............................... (389,290) (4,633,126) (81,736) (897,128)
Net increase (decrease) .......................... 2,806,359 $33,354,372 540,626 $5,918,655
Class A1
Class A1 Shares:
Year ended February 28, 2021
Shares sold ................................... 891,352 $10,657,829 375,647 $4,126,264
Shares issued in reinvestment of distributions .......... 555,571 6,620,680 272,677 2,994,127
Shares redeemed ............................... (3,803,161) (44,964,649) (1,745,134) (19,151,850)
Net increase (decrease) .......................... (2,356,238) $(27,686,140) (1,096,810) $(12,031,459)
Year ended February 29, 2020
Shares sold ................................... 1,294,228 $15,366,072 495,361 $5,434,664
Shares issued in reinvestment of distributions .......... 711,725 8,463,585 336,026 3,691,035
Shares redeemed ............................... (3,715,357) (44,108,835) (1,562,027) (17,146,622)
Net increase (decrease) .......................... (1,709,404) $(20,279,178) (730,640) $(8,020,923)
Class C
Class C Shares:
Six Months ended February 28, 2021
Shares sold ................................... 385,525 $4,660,396
Shares issued in reinvestment of distributions .......... 81,150 981,440
Shares redeemed ............................... (1,745,962) (21,146,243)
Net increase (decrease) .......................... (1,279,287) $(15,504,407)
Six Months ended February 29, 2020
Shares sold ................................... 626,977 $7,578,333
Shares issued in reinvestment of distributions .......... 124,153 1,498,211
Shares redeemed ............................... (1,873,564) (22,574,745)
Net increase (decrease) .......................... (1,122,434) $(13,498,201)
Class R6
2. Shares of Beneficial Interest
(continued)

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Franklin Georgia Tax-Free
Income Fund
Franklin Kentucky Tax-Free
Income Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended February 28, 2021
Shares sold ................................... 841,386 $10,149,631 47,243 $521,499
Shares issued in reinvestment of distributions .......... 11,701 139,615 5,214 57,295
Shares redeemed ............................... (101,839) (1,201,224) (30,478) (331,084)
Net increase (decrease) .......................... 751,248 $9,088,022 21,979 $247,710
Year ended February 29, 2020
Shares sold ................................... 131,588 $1,560,954 34,215 $375,727
Shares issued in reinvestment of distributions .......... 11,981 142,606 5,531 60,797
Shares redeemed ............................... (61,736) (736,068) (18,587) (204,134)
Net increase (decrease) .......................... 81,833 $967,492 21,159 $232,390
Advisor Class
Advisor Class Shares:
Year ended February 28, 2021
Shares sold ................................... 2,155,326 $25,525,602 286,929 $3,140,040
Shares issued in reinvestment of distributions .......... 129,011 1,539,366 28,583 313,999
Shares redeemed ............................... (986,817) (11,745,343) (244,912) (2,675,851)
Net increase (decrease) .......................... 1,297,520 $15,319,625 70,600 $778,188
Year ended February 29, 2020
Shares sold ................................... 1,735,463 $20,636,393 312,689 $3,431,829
Shares issued in reinvestment of distributions .......... 111,515 1,327,560 28,939 318,227
Shares redeemed ............................... (899,476) (10,698,683) (123,073) (1,353,045)
Net increase (decrease) .......................... 947,502 $11,265,270 218,555 $2,397,011
2. Shares of Beneficial Interest
(continued)

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Notes to Financial Statements
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Franklin Louisiana Tax-Free
Income Fund
Franklin Maryland Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended February 28, 2021
Shares sold
a
................................... 1,687,039 $19,054,402 2,439,624 $26,899,556
Shares issued in reinvestment of distributions .......... 106,902 1,205,992 149,070 1,643,231
Shares redeemed ............................... (915,275) (10,094,482) (737,402) (8,114,463)
Net increase (decrease) .......................... 878,666 $10,165,912 1,851,292 $20,428,324
Year ended February 29, 2020
Shares sold
a
................................... 3,078,405 $34,636,302 3,248,038 $35,986,403
Shares issued in reinvestment of distributions .......... 76,182 859,627 100,259 1,113,665
Shares redeemed ............................... (654,843) (7,354,061) (514,895) (5,699,742)
Net increase (decrease) .......................... 2,499,744 $28,141,868 2,833,402 $31,400,326
Class A1
Class A1 Shares:
Year ended February 28, 2021
Shares sold ................................... 761,607 $8,594,326 678,377 $7,502,680
Shares issued in reinvestment of distributions .......... 585,413 6,594,454 546,466 6,020,781
Shares redeemed ............................... (4,213,467) (47,292,546) (3,094,963) (34,202,349)
Net increase (decrease) .......................... (2,866,447) $(32,103,766) (1,870,120) $(20,678,888)
Year ended February 29, 2020
Shares sold ................................... 1,455,238 $16,330,759 1,367,506 $15,119,476
Shares issued in reinvestment of distributions .......... 726,822 8,179,032 659,493 7,313,403
Shares redeemed ............................... (3,114,671) (34,980,170) (4,126,564) (45,705,270)
Net increase (decrease) .......................... (932,611) $(10,470,379) (2,099,565) $(23,272,391)
Class C
Class C Shares:
Year ended February 28, 2021
Shares sold ................................... 298,512 $3,417,062 361,685 $4,065,182
Shares issued in reinvestment of distributions .......... 56,734 649,372 68,989 775,607
Shares redeemed
a
.............................. (1,029,195) (11,773,309) (1,240,138) (13,960,540)
Net increase (decrease) .......................... (673,949) $(7,706,875) (809,464) $(9,119,751)
Year ended February 29, 2020
Shares sold ................................... 615,322 $7,034,147 593,992 $6,706,256
Shares issued in reinvestment of distributions .......... 80,192 916,973 97,844 1,106,804
Shares redeemed
a
.............................. (1,252,404) (14,277,480) (1,876,195) (21,133,421)
Net increase (decrease) .......................... (556,890) $(6,326,360) (1,184,359) $(13,320,361)
Class R6
2. Shares of Beneficial Interest
(continued)

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Notes to Financial Statements
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Franklin Louisiana Tax-Free
Income Fund
Franklin Maryland Tax-Free
Income Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended February 28, 2021
Shares sold ................................... 175,098 $1,981,993 452,787 $5,039,224
Shares issued in reinvestment of distributions .......... 13,518 152,403 11,648 128,695
Shares redeemed ............................... (115,798) (1,302,624) (53,606) (588,279)
Net increase (decrease) .......................... 72,818 $831,772 410,829 $4,579,640
Year ended February 29, 2020
Shares sold ................................... 168,764 $1,897,182 182,503 $2,025,389
Shares issued in reinvestment of distributions .......... 12,230 137,806 7,272 80,894
Shares redeemed ............................... (68,779) (775,556) (31,620) (350,870)
Net increase (decrease) .......................... 112,215 $1,259,432 158,155 $1,755,413
Advisor Class
Advisor Class Shares:
Year ended February 28, 2021
Shares sold ................................... 1,609,637 $18,231,625 1,338,729 $14,799,088
Shares issued in reinvestment of distributions .......... 64,532 728,001 115,570 1,275,125
Shares redeemed ............................... (783,747) (8,785,597) (943,806) (10,390,929)
Net increase (decrease) .......................... 890,422 $10,174,029 510,493 $5,683,284
Year ended February 29, 2020
Shares sold ................................... 913,327 $10,262,374 1,502,504 $16,698,457
Shares issued in reinvestment of distributions .......... 55,037 620,131 111,097 1,234,116
Shares redeemed ............................... (341,337) (3,833,752) (950,652) (10,531,238)
Net increase (decrease) .......................... 627,027 $7,048,753 662,949 $7,401,335
2. Shares of Beneficial Interest
(continued)

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Franklin Missouri Tax-Free
Income Fund
Franklin North Carolina Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended February 28, 2021
Shares sold
a
................................... 5,642,759 $67,040,168 5,572,724 $65,264,555
Shares issued in reinvestment of distributions .......... 284,291 3,372,432 215,864 2,523,077
Shares redeemed ............................... (1,766,517) (20,824,627) (1,846,785) (21,455,703)
Net increase (decrease) .......................... 4,160,533 $49,587,973 3,941,803 $46,331,929
Year ended February 29, 2020
Shares sold
a
................................... 5,063,615 $59,608,062 4,908,463 $56,828,039
Shares issued in reinvestment of distributions .......... 206,689 2,441,913 151,353 1,757,797
Shares redeemed ............................... (642,039) (7,583,734) (802,403) (9,292,913)
Net increase (decrease) .......................... 4,628,265 $54,466,241 4,257,413 $49,292,923
Class A1
Class A1 Shares:
Year ended February 28, 2021
Shares sold ................................... 1,911,701 $22,691,692 2,024,975 $23,664,287
Shares issued in reinvestment of distributions .......... 1,350,409 15,988,418 996,256 11,626,679
Shares redeemed ............................... (7,199,380) (84,958,444) (6,089,454) (70,749,583)
Net increase (decrease) .......................... (3,937,270) $(46,278,334) (3,068,223) $(35,458,617)
Year ended February 29, 2020
Shares sold ................................... 3,283,944 $38,647,918 2,625,053 $30,414,867
Shares issued in reinvestment of distributions .......... 1,604,137 18,909,993 1,199,025 13,898,015
Shares redeemed ............................... (7,430,668) (87,432,023) (6,940,277) (80,213,928)
Net increase (decrease) .......................... (2,542,587) $(29,874,112) (3,116,199) $(35,901,046)
Class C
Class C Shares:
Year ended February 28, 2021
Shares sold ................................... 716,382 $8,568,696 648,573 $7,696,005
Shares issued in reinvestment of distributions .......... 139,907 1,672,728 108,535 1,286,988
Shares redeemed
a
.............................. (3,182,165) (38,155,212) (2,878,044) (34,176,849)
Net increase (decrease) .......................... (2,325,876) $(27,913,788) (2,120,936) $(25,193,856)
Year ended February 29, 2020
Shares sold ................................... 1,144,383 $13,628,985 1,143,114 $13,458,607
Shares issued in reinvestment of distributions .......... 194,287 2,312,905 163,687 1,928,202
Shares redeemed
a
.............................. (2,153,940) (25,573,366) (2,983,622) (35,064,652)
Net increase (decrease) .......................... (815,270) $(9,631,476) (1,676,821) $(19,677,843)
Class R6
2. Shares of Beneficial Interest
(continued)

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Notes to Financial Statements
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Franklin Missouri Tax-Free
Income Fund
Franklin North Carolina Tax-Free
Income Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended February 28, 2021
Shares sold ................................... 988,641 $11,634,147 750,298 $8,782,773
Shares issued in reinvestment of distributions .......... 53,858 638,690 26,543 310,019
Shares redeemed ............................... (443,180) (5,224,484) (200,977) (2,330,628)
Net increase (decrease) .......................... 599,319 $7,048,353 575,864 $6,762,164
Year ended February 29, 2020
Shares sold ................................... 595,581 $7,036,125 389,272 $4,506,054
Shares issued in reinvestment of distributions .......... 49,797 587,912 21,785 252,631
Shares redeemed ............................... (336,455) (3,955,722) (174,599) (2,024,104)
Net increase (decrease) .......................... 308,923 $3,668,315 236,458 $2,734,581
Advisor Class
Advisor Class Shares:
Year ended February 28, 2021
Shares sold ................................... 1,858,606 $22,096,348 3,157,919 $36,942,605
Shares issued in reinvestment of distributions .......... 141,699 1,679,643 227,496 2,657,180
Shares redeemed ............................... (1,649,509) (19,356,366) (1,904,777) (22,116,395)
Net increase (decrease) .......................... 350,796 $4,419,625 1,480,638 $17,483,390
Year ended February 29, 2020
Shares sold ................................... 2,353,795 $27,823,124 2,697,429 $31,273,316
Shares issued in reinvestment of distributions .......... 135,586 1,601,095 213,326 2,474,576
Shares redeemed ............................... (871,698) (10,273,583) (1,450,578) (16,781,534)
Net increase (decrease) .......................... 1,617,683 $19,150,636 1,460,177 $16,966,358
2. Shares of Beneficial Interest
(continued)

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Franklin Virginia Tax-Free
Income Fund
Shares Amount
Class A
Class A Shares:
Year ended February 28, 2021
Shares sold
a
................................... 3,909,481 $43,870,008
Shares issued in reinvestment of distributions .......... 135,068 1,512,481
Shares redeemed ............................... (1,139,632) (12,600,739)
Net increase (decrease) .......................... 2,904,917 $32,781,750
Year ended February 29, 2020
Shares sold
a
................................... 3,764,847 $41,985,187
Shares issued in reinvestment of distributions .......... 117,098 1,309,573
Shares redeemed ............................... (758,950) (8,469,706)
Net increase (decrease) .......................... 3,122,995 $34,825,054
Class A1
Class A1 Shares:
Year ended February 28, 2021
Shares sold ................................... 760,171 $8,511,354
Shares issued in reinvestment of distributions .......... 632,475 7,074,391
Shares redeemed ............................... (4,484,755) (49,998,018)
Net increase (decrease) .......................... (3,092,109) $(34,412,273)
Year ended February 29, 2020
Shares sold ................................... 1,495,566 $16,675,015
Shares issued in reinvestment of distributions .......... 895,337 9,993,023
Shares redeemed ............................... (4,386,693) (48,895,866)
Net increase (decrease) .......................... (1,995,790) $(22,227,828)
Class C
Class C Shares:
Year ended February 28, 2021
Shares sold ................................... 363,587 $4,152,393
Shares issued in reinvestment of distributions .......... 55,876 635,616
Shares redeemed
a
.............................. (1,555,402) (17,726,534)
Net increase (decrease) .......................... (1,135,939) $(12,938,525)
Year ended February 29, 2020
Shares sold ................................... 503,199 $5,718,840
Shares issued in reinvestment of distributions .......... 101,156 1,148,068
Shares redeemed
a
.............................. (1,684,958) (19,087,265)
Net increase (decrease) .......................... (1,080,603) $(12,220,357)
Class R6
2. Shares of Beneficial Interest
(continued)

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3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Franklin Virginia Tax-Free
Income Fund
Shares Amount
Class R6 Shares:
Year ended February 28, 2021
Shares sold ................................... 185,215 $2,078,112
Shares issued in reinvestment of distributions .......... 12,167 136,263
Shares redeemed ............................... (95,613) (1,067,734)
Net increase (decrease) .......................... 101,769 $1,146,641
Year ended February 29, 2020
Shares sold ................................... 128,959 $1,437,831
Shares issued in reinvestment of distributions .......... 14,193 158,609
Shares redeemed ............................... (85,930) (960,419)
Net increase (decrease) .......................... 57,222 $636,021
Advisor Class
Advisor Class Shares:
Year ended February 28, 2021
Shares sold ................................... 3,965,685 $44,494,547
Shares issued in reinvestment of distributions .......... 206,165 2,309,633
Shares redeemed ............................... (2,211,767) (24,543,143)
Net increase (decrease) .......................... 1,960,083 $22,261,037
Year ended February 29, 2020
Shares sold ................................... 3,076,522 $34,243,736
Shares issued in reinvestment of distributions .......... 238,524 2,666,520
Shares redeemed ............................... (1,473,833) (16,440,422)
Net increase (decrease) .......................... 1,841,213 $20,469,834
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
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a. Management Fees
The Funds pay an investment management fee to Advisers based on the month-end net assets of each of the Funds as follows:
For the year ended February 28, 2021, each Fund's gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Franklin
Alabama Tax-
Free Income
Fund
Franklin Florida
Tax-Free
Income Fund
Franklin
Georgia Tax-
Free Income
Fund
Gross effective investment management fee rate ........ 0.555% 0.495% 0.503%
Franklin
Kentucky Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Gross effective investment management fee rate ........ 0.586% 0.514% 0.510%
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Franklin
Virginia Tax-
Free Income
Fund
Gross effective investment management fee rate ........ 0.475% 0.480% 0.491%
3. Transactions with Affiliates
(continued)

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c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A and A1 reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. Under the Class A and Class A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class
C compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:
Franklin
Alabama Tax-
Free Income
Fund
Franklin Florida
Tax-Free
Income Fund
Franklin
Georgia Tax-
Free Income
Fund
Reimbursement Plans:
Class A ............................... 0.25% 0.25% 0.25%
Class A1 .............................. 0.10% 0.10% 0.10%
Compensation Plans:
Class C ............................... 0.65% 0.65% 0.65%
Franklin
Kentucky Tax-
Free Income
Fund
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Reimbursement Plans:
Class A ............................... 0.25% 0.25% 0.25%
Class A1 .............................. 0.10% 0.10% 0.10%
Compensation Plans:
Class C ...............................
–
0.65% 0.65%
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Franklin
Virginia Tax-
Free Income
Fund
Reimbursement Plans:
Class A ............................... 0.25% 0.25% 0.25%
Class A1 .............................. 0.10% 0.10% 0.10%
Compensation Plans:
Class C ............................... 0.65% 0.65% 0.65%
3. Transactions with Affiliates
(continued)

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e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended February 28, 2021, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
Franklin
Alabama Tax-
Free Income
Fund
Franklin Florida
Tax-Free
Income Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin
Kentucky Tax-
Free Income
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $12,855 $11,817 $12,819 $6,168
CDSC retained ........................... $7,328 $10,174 $5,439 $6,984
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $12,288 $6,751 $41,443 $29,958
CDSC retained ........................... $17,426 $4,690 $27,903 $23,963
Franklin
Virginia Tax-
Free Income
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $14,281
CDSC retained ........................... $19,107
Franklin
Alabama Tax-
Free Income
Fund
Franklin Florida
Tax-Free
Income Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin
Kentucky Tax-
Free Income
Fund
Transfer agent fees ........................ $72,809 $170,665 $143,991 $42,644
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Transfer agent fees ........................ $106,882 $136,795 $285,202 $242,743
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

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f. Waivers and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until June 30, 2021.
g. Interfund Transactions
Certain or all Funds engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. These purchases and sales for the year ended February 28, 2021, were as follows:
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the year ended February 28, 2021 the custodian fees were reduced as noted in the Statements of Operations.
Franklin
Virginia Tax-
Free Income
Fund
Transfer agent fees ........................ $190,479
Franklin
Alabama Tax-
Free Income
Fund
Franklin Florida
Tax-Free
Income Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin
Kentucky Tax-
Free Income
Fund
Purchases .............................. $800,000 $44,400,000 $3,095,000 $4,500,000
Sales .................................. — $18,200,000 $10,335,000 $2,900,000
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Purchases .............................. — $6,700,000 $16,150,000 $9,694,860
Sales .................................. $3,292,230 $17,675,000 $12,400,000 $24,845,000
Franklin
Virginia Tax-
Free Income
Fund
Purchases .............................. $13,400,000
Sales .................................. $44,100,000
3. Transactions with Affiliates
(continued)
e. Transfer Agent Fees
(continued)

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5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At February 28, 2021, the capital loss carryforwards were as follows:
During the year ended February 28, 2021, the following Funds utilized capital loss carryforwards as follows:
The tax character of distributions paid during the years ended February 28, 2021 and February 29, 2020, were as follows:
Franklin
Alabama Tax-
Free Income
Fund
Franklin Florida
Tax-Free
Income Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin
Kentucky Tax-
Free Income
Fund
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 3,087,907 $ 12,466,569 $ 5,561,180 $ 3,022,860
Long term ............................. 12,871,700 54,523,896 20,256,983 7,130,213
Total capital loss carryforwards ............ $15,959,607 $66,990,465 $25,818,163 $10,153,073
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 11,605,540 $ 13,206,082 $ 13,118,068 $ 26,030,882
Long term ............................. 16,846,391 28,835,395 71,617,766 72,172,247
Total capital loss carryforwards ............ $28,451,931 $42,041,477 $84,735,834 $98,203,129
Franklin
Virginia Tax-
Free Income
Fund
1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 19,440,956
Long term ............................. 40,615,612
Total capital loss carryforwards ............ $60,056,568
Franklin
Alabama Tax-
Free Income
Fund
Franklin Florida
Tax-Free
Income Fund
Capital loss utilized carryforwards .... $1,639,032 $1,397,689
Franklin Alabama Tax-Free Income
Fund
Franklin Florida Tax-Free Income
Fund
2021 2020 2021 2020
Distributions paid from:
Tax exempt income ...................... $6,179,926 $7,008,732 $16,191,186 $19,009,259

Franklin Tax-Free Trust
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At February 28, 2021, the cost of investments, net unrealized appreciation (depreciation) and undistributed tax exempt income for income tax purposes were as follows:
Franklin Georgia Tax-Free Income
Fund
Franklin Kentucky Tax-Free Income
Fund
2021 2020 2021 2020
Distributions paid from:
Tax exempt income ...................... $12,051,690 $13,874,094 $3,772,261 $4,399,054
Franklin Louisiana Tax-Free Income
Fund
Franklin Maryland Tax-Free Income
Fund
2021 2020 2021 2020
Distributions paid from:
Tax exempt income ...................... $9,807,905 $11,209,034 $11,129,021 $12,233,110
Franklin Missouri Tax-Free Income
Fund
Franklin North Carolina Tax-Free
Income Fund
2021 2020 2021 2020
Distributions paid from:
Tax exempt income ...................... $25,353,015 $28,032,205 $20,267,382 $22,474,883
Franklin Virginia Tax-Free Income
Fund
2021 2020
Distributions paid from:
Tax exempt income ...................... $13,161,636 $17,116,305
Franklin
Alabama Tax-
Free Income
Fund
Franklin Florida
Tax-Free
Income Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin
Kentucky Tax-
Free Income
Fund
a a a a a
Cost of investments ....................... $240,658,929 $497,314,511 $448,981,799 $132,821,809
Unrealized appreciation ..................... $14,396,365 $31,647,022 $29,194,911 $7,607,762
Unrealized depreciation ..................... (753,407) (2,009,248) (5,509,034) (498,257)
Net unrealized appreciation (depreciation) ....... $13,642,958 $29,637,774 $23,685,877 $7,109,505
Distributable earnings:
Undistributed tax exempt income .............. $103,225 $1,079,816 $504,724 $38,511
5. Income Taxes
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements
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Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, bond discounts and premiums, wash sales and bond workout expenditures.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended February 28, 2021, were as follows:
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
a a a a a
Cost of investments ....................... $363,136,338 $398,422,690 $934,996,361 $840,506,668
Unrealized appreciation ..................... $23,409,163 $20,100,319 $60,478,575 $45,060,075
Unrealized depreciation ..................... (1,245,659) (3,371,536) (2,124,988) (3,645,211)
Net unrealized appreciation (depreciation) ....... $22,163,504 $16,728,783 $58,353,587 $41,414,864
Distributable earnings:
Undistributed tax exempt income .............. $379,143 $581,434 $1,779,802 $1,536,667
Franklin
Virginia Tax-
Free Income
Fund
a a
Cost of investments ....................... $603,576,507
Unrealized appreciation ..................... $33,464,530
Unrealized depreciation ..................... (3,109,836)
Net unrealized appreciation (depreciation) ....... $30,354,694
Distributable earnings:
Undistributed tax exempt income .............. $771,151
Franklin
Alabama Tax-
Free Income
Fund
Franklin Florida
Tax-Free
Income Fund
Franklin
Georgia Tax-
Free Income
Fund
Franklin
Kentucky Tax-
Free Income
Fund
Purchases .............................. $78,113,656 $143,322,051 $95,756,295 $20,362,155
Sales .................................. $58,346,537 $146,497,303 $78,670,341 $22,803,110
Franklin
Louisiana Tax-
Free Income
Fund
Franklin
Maryland Tax-
Free Income
Fund
Franklin
Missouri Tax-
Free Income
Fund
Franklin North
Carolina Tax-
Free Income
Fund
Purchases .............................. $86,746,405 $123,331,842 $184,625,197 $197,481,197
Sales .................................. $85,454,214 $115,751,823 $178,082,228 $125,788,314
5. Income Taxes
(continued)

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7. Defaulted Securities
Certain or all Funds held defaulted securities and/or other securities for which the income has been deemed uncollectible. The
Funds discontinue accruing income on securities for which income has been deemed uncollectible and provide an estimate for losses on interest receivable. The securities have been identified in the accompanying Statements of Investments. At February
28, 2021, the aggregate value of these securities was as follows:
8. Concentration of Risk
Certain or all Funds invest a large percentage of their total assets in obligations of issuers within their respective state U.S.
territories, and the District of Columbia. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states, U.S. territories, and the District of Columbia. Investing in Puerto Rico securities may expose the Funds to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
10. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Franklin
Virginia Tax-
Free Income
Fund
Purchases .............................. $203,284,746
Sales .................................. $189,556,235
Value
Percentage of
Net Assets
Franklin Georgia Tax-Free Income Fund .......................................... $ 2,054,395 0.4%
Franklin Louisiana Tax-Free Income Fund ......................................... 773,775 0.2%
Franklin Maryland Tax-Free Income Fund ......................................... 1,792,313 0.4%
Franklin Missouri Tax-Free Income Fund .......................................... 4,256,175 0.4%
Franklin North Carolina Tax-Free Income Fund ..................................... 3,728,600 0.4%
Franklin Virginia Tax-Free Income Fund ........................................... 2,663,300 0.4%
6. Investment Transactions
(continued)

Franklin Tax-Free Trust
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Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended February 28, 2021, the
Funds did not use the Global Credit Facility.
11. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At February 28, 2021, all of the Funds' investments in financial instruments carried at fair value were valued using Level 2 inputs.
12. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-
04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
13. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
10. Credit Facility
(continued)

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Abbreviations
Selected Portfolio
AGMC Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
ETM
Escrowed to Maturity
FGIC
Financial Guaranty Insurance Co..
FHA
Federal Housing Administration
GNMA
Government National Mortgage Association
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
SPA
Standby Purchase Agreement

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Report of Independent Registered Public Accounting Firm
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To the Board of Trustees of Franklin Tax-Free Trust and Shareholders of Franklin Alabama Tax-Free Income Fund, Franklin
Florida Tax-Free Income Fund, Franklin Georgia Tax-Free Income Fund, Franklin Kentucky Tax-Free Income Fund, Franklin
Louisiana Tax-Free Income Fund, Franklin Maryland Tax-Free Income Fund, Franklin Missouri Tax-Free Income Fund, Franklin
North Carolina Tax-Free Income Fund, and Franklin Virginia Tax-Free Income Fund
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Franklin
Alabama Tax-Free Income Fund, Franklin Florida Tax-Free Income Fund, Franklin Georgia Tax-Free Income Fund, Franklin
Kentucky Tax-Free Income Fund, Franklin Louisiana Tax-Free Income Fund, Franklin Maryland Tax-Free Income Fund,
Franklin Missouri Tax-Free Income Fund, Franklin North Carolina Tax-Free Income Fund, and Franklin Virginia Tax-Free
Income Fund (nine of the funds constituting Franklin Tax-Free Trust, hereafter collectively referred to as the "Funds") as of
February 28, 2021, the related statements of operations for the year ended February 28, 2021, the statements of changes in net assets for each of the two years in the period ended February 28, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2021 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
PricewaterhouseCoopers LLP
San Francisco, California
April 16, 2021
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Tax-Free Trust
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Under Section 852(b)(5)(A) of the Internal Revenue Code, the Funds hereby report 100% of the distributions paid from net investment income as exempt-interest dividends for the fiscal year ended February 28, 2021. A portion of the Funds' exempt-
interest dividends may be subject to the federal alternative minimum tax. By mid-February 2022, shareholders will be notified of amounts for use in preparing their 2021 income tax returns.

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The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1984 125 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 106 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 125 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-May 2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

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Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 1998
and Lead Independent
Trustee since 2019
125 Hess Corporation (exploration
of oil and gas) (1993-present),
Canadian National Railway
(railroad) (2001-present), White
Mountains Insurance Group, Ltd.
(holding company) (2004-present),
Santander Consumer USA
Holdings, Inc. (consumer finance)
(2016-present); Santander
Holdings USA. (holding company)
(2019-present); and formerly ,
RTI International Metals, Inc.
(manufacture and distribution of
titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 125 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Private investor; and formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company
(aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and
member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for
the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 125 Graham Holdings Company
(education and media organization)
(2011-present); and formerly ,
The Southern Company (energy
company) (2014-May 2020;
previously 2010-2012), Cbeyond,
Inc. (business communications
provider) (2010-2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-September 2020); Executive Vice President - Government
Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government
Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor,
University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

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Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2007 136 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015), Franklin Resources, Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board and
Trustee
Since 2013 125 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 37 of the investment companies in Franklin Templeton.
Ben Barber (1969) Vice President Since July 2020 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Advisers, Inc.; Director, Municipal Bonds; officer of seven of the investment companies in Franklin Templeton;
and formerly , Co-Head of Municipal Bonds, Goldman Sachs Asset Management (1999-April 2020).
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton.
Breda M. Beckerle (1958) Chief Compliance
Officer
Since October 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Sonal Desai, Ph.D. (1963) President
and Chief
Executive Officer
– Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of
17 of the investment companies in Franklin Templeton.
Steven J. Gray (1955) Vice President
and Co-Secretary
Vice President since
2009 and Co-Secretary
since 2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 41 of the investment companies in Franklin Templeton.

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*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007-May 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 41 of the investment companies in Franklin Templeton; and formerly , Vice
President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Robert G. Kubilis (1973) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since December 2020 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of 39 of the investment companies in Franklin Templeton.
Robert Lim (1948) Vice President –
AML Compliance
Since 2016 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton
Investor Services, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 41 of the investment companies in Franklin Templeton.
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 41 of the investment companies in Franklin Templeton.
Lori A. Weber (1964) Vice President
and Co-Secretary
Vice President since
2011 and Co-Secretary
since 2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

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Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Interested Board Members and Officers
(continued)

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Board Approval of Investment
Management Agreements
FRANKLIN TAX-FREE TRUST
Franklin Alabama Tax-Free Income Fund
Franklin Florida Tax-Free Income Fund
Franklin Georgia Tax-Free Income Fund
Franklin Kentucky Tax-Free Income Fund
Franklin Louisiana Tax-Free Income Fund
Franklin Maryland Tax-Free Income Fund
Franklin Missouri Tax-Free Income Fund
Franklin North Carolina Tax-Free Income Fund
Franklin Virginia Tax-Free Income Fund
(each a Fund)
At a meeting held on February 23, 2021 (Meeting), the
Board of Trustees (Board) of Franklin Tax-Free Trust (Trust),
including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of
1940 (Independent Trustees), reviewed and approved the
continuance of the investment management agreement
between Franklin Advisers, Inc. (Manager) and the Trust, on
behalf of each Fund (each a Management Agreement) for
an additional one-year period. The Independent Trustees
received advice from and met separately with Independent
Trustee counsel in considering whether to approve the
continuation of each Management Agreement. Although the
Management Agreements for the Funds were considered
at the same Board meeting, the Board considered the
information provided to it about the Funds together and
with respect to each Fund separately as the Board deemed
appropriate.
In considering the continuation of each Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to
the Meeting, the Independent Trustees held a telephonic
contract renewal meeting at which the Independent Trustees
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters and, in some cases,
requested additional information from the Manager relating
to the contract. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
each Management Agreement, including, but not limited to:
(i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of each Fund;
(iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are
realized as each Fund grows; and (v) whether fee levels
reflect these economies of scale for the benefit of Fund
investors.
In approving the continuance of each Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in the
best interests of the applicable Fund and its shareholders.
While attention was given to all information furnished, the
following discusses some primary factors relevant to the
Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Funds and their shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for each Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Funds to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion
of the changing distribution landscape for the Funds.
The Board noted management’s continuing efforts and
expenditures in establishing effective business continuity
plans and developing strategies to address areas of
heightened concern in the mutual fund industry, such as
cybersecurity in the current work-from-home environment
and liquidity risk management.

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The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Funds by the FT organization. The Board
specifically noted FT’s commitment to enhancing services
and controlling costs, as reflected in its outsourcing of
certain administrative functions, and growth opportunities,
as evidenced by its recent acquisition of the Legg Mason
companies. The Board also noted FT’s attention focused on
expanding the distribution opportunities for all funds in the
FT family of funds.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and
their shareholders.
Fund Performance
The Board reviewed and considered the performance results
of each Fund over various time periods ended November
30, 2020. The Board considered the performance returns
for each Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of each Fund’s performance results is below.
Franklin Alabama Tax-Free Income Fund and Franklin
Missouri Tax-Free Income Fund - The Performance
Universe for each Fund included the Fund and all retail
and institutional “other states” municipal debt funds. The
Board noted that the Funds’ annualized income returns
and annualized total returns for the one-, three-, five- and
10-year periods were above the medians of their respective
Performance Universes. The Board considered that the
income-oriented investment objective of each Fund is the
primary focus for the Fund’s portfolio management team
and that the evaluation of the Fund’s performance relative
to the Fund’s peers on an annualized income return basis
is consistent with investor expectations and the Fund’s
investment goals. T he Board concluded that the Funds’
performance was satisfactory.
Franklin Georgia Tax-Free Income Fund - The Performance
Universe for the Fund included the Fund and all retail and
institutional “other states” municipal debt funds. The Board noted that the Fund’s annualized income return for the one-, three-, five- and 10-year periods was above the median of
its Performance Universe. The Board also noted that the
Fund’s annualized total return for the five- year period was below the median of its Performance Universe, but for the
one-, three- and 10-year periods was above the median of
its Performance Universe. The Board considered that the
income-oriented investment objective of the Fund is the
primary focus for the Fund’s portfolio management team
and that the evaluation of the Fund’s performance relative
to the Fund’s peers on an annualized income return basis
is consistent with investor expectations and the Fund’s
investment goals. T he Board concluded that the Fund’s
performance was satisfactory.
Franklin Florida Tax-Free Income Fund - The Performance
Universe for the Fund included the Fund and all retail and
institutional “other states” municipal debt funds. The Board noted that the Fund’s annualized income return for the one-, three-, five- and 10-year periods was above the median and
in the first quintile (best) of its Performance Universe. The
Board also noted that the Fund’s annualized total return for the one-, five- and 10-year periods was below the median of
its Performance Universe, but for the three-year period was
above the median of its Performance Universe. The Board
considered that the income-oriented investment objective
of the Fund is the primary focus for the Fund’s portfolio
management team and that the evaluation of the Fund’s
performance relative to the Fund’s peers on an annualized
income return basis is consistent with investor expectations and the Fund’s investment goals. The Board concluded that
the Fund’s performance was satisfactory.
Franklin North Carolina Tax-Free Income Fund - The
Performance Universe for the Fund included the Fund and
all retail and institutional “other states” municipal debt funds.
The Board noted that the Fund’s annualized income return
for the one-, three-, five- and 10-year periods was above
the median of its Performance Universe. The Board also
noted that the Fund’s annualized total return for the five- and
10-year periods was below the median of its Performance
Universe, but for the one- and three-year periods was
above the median of its Performance Universe. The Board
considered that the income-oriented investment objective
of the Fund is the primary focus for the Fund’s portfolio
management team and that the evaluation of the Fund’s

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performance relative to the Fund’s peers on an annualized
income return basis is consistent with investor expectations and the Fund’s investment goals. T he Board concluded that
the Fund’s performance was satisfactory.
Franklin Kentucky Tax-Free Income Fund - The Performance
Universe for the Fund included the Fund and all retail and
institutional “other states” municipal debt funds. The Board noted that the Fund’s annualized income return for the one-, three-, five- and 10-year periods was above the median
of its Performance Universe. The Board also noted that
the Fund’s annualized total return for the one-, three- and
five-year periods was below the median of its Performance
Universe, but for the 10-year period was equal to the median of its Performance Universe. The Board considered that
the income-oriented investment objective of the Fund is the
primary focus for the Fund’s portfolio management team
and that the evaluation of the Fund’s performance relative
to the Fund’s peers on an annualized income return basis
is consistent with investor expectations and the Fund’s
investment goals. The Board concluded that the Fund’s
performance was satisfactory.
Franklin Louisiana Tax-Free Income Fund - The
Performance Universe for the Fund included the Fund and
all retail and institutional “other states” municipal debt funds.
The Board noted that the Fund’s annualized income return
for the one-, three-, five- and 10-year periods was above
the median of its Performance Universe. The Board also
noted that the Fund’s annualized total return for the one-
year period was 0.07% below the median of its Performance
Universe, but for the three-, five- and 10-year periods was
above the median of its Performance Universe. The Board
considered that the income-oriented investment objective
of the Fund is the primary focus for the Fund’s portfolio
management team and that the evaluation of the Fund’s
performance relative to the Fund’s peers on an annualized
income return basis is consistent with investor expectations and the Fund’s investment goals. T he Board concluded that
the Fund’s performance was satisfactory.
Franklin Maryland Tax-Free Income Fund - The Performance
Universe for the Fund included the Fund and all retail and
institutional Maryland municipal debt funds. The Board
noted that the Fund’s annualized income return for the one-, three-, five- and 10-year periods was above the median of its
Performance Universe. The Board also noted that the Fund’s
annualized total return for the one-year period was below the median of its Performance Universe, but for the three- and
10-year periods was equal to the median of its Performance
Universe and for the five-year period was above the median
of its Performance Universe. The Board considered that
the income-oriented investment objective of the Fund is the
primary focus for the Fund’s portfolio management team
and that the evaluation of the Fund’s performance relative
to the Fund’s peers on an annualized income return basis
is consistent with investor expectations and the Fund’s
investment goals. T he Board concluded that the Fund’s
performance was satisfactory.
Franklin Virginia Tax-Free Income Fund - The Performance
Universe for the Fund included the Fund and all retail and
institutional Virginia municipal debt funds. The Board noted
that the Fund’s annualized income return for the three-,
five- and 10-year periods was above the median of its
Performance Universe, but for the one-year period was
below the median of its Performance Universe. The Board
also noted that the Fund’s annualized total return for the
one-, three-, five- and 10-year periods was below the median of its Performance Universe. The Board considered that
the income-oriented investment objective of the Fund is the
primary focus for the Fund’s portfolio management team
and that the evaluation of the Fund’s performance relative
to the Fund’s peers on an annualized income return basis
is consistent with investor expectations and the Fund’s
investment goals. The Board concluded that the Fund’s
performance was acceptable.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
each Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of each Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual report, which
reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally
increase as assets decline and decrease as assets grow,
the Board believed the independent analysis conducted by
Broadridge to be an appropriate measure of comparative
fees and expenses. The Broadridge Management Rate
includes administrative charges, and the actual total expense

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ratio, for comparative consistency, was shown for Class A1
shares for each Fund and for Class A shares for each other
fund in the applicable Expense Group. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in an Expense Group.
Franklin Alabama Tax-Free Income Fund, Franklin Florida
Tax-Free Income Fund, Franklin Georgia Tax-Free Income
Fund and Franklin Louisiana Tax-Free Income Fund - The
Expense Group for each Fund included the Fund and nine
other “other states” municipal debt funds. The Board noted
that the Management Rates for the Funds were equal to
the medians of their respective Expense Groups, but their
actual total expense ratios were below the medians of their
respective Expense Groups. The Board concluded that the
Management Rates charged to the Funds are reasonable.
Franklin Kentucky Tax-Free Income Fund - The Expense
Group for the Fund included the Fund and nine other
“other states” municipal debt funds. The Board noted that
the Management Rate and actual total expense ratio for
the Fund were slightly above the medians of its Expense
Group. The Board discussed the expenses of the Fund with
management and noted management’s explanation that the
Fund is one of four Kentucky specific municipal bond funds
available in the market and that the Fund’s net t otal expense ratio is equal to the median of the other Kentucky municipal bond funds. The Board concluded that the Management
Rate charged to the Fund is reasonable.
Franklin Maryland Tax-Free Income Fund - The Expense
Group for the Fund included the Fund, one other Maryland
municipal debt fund, two Massachusetts municipal debt
funds, five New York municipal debt funds, two California
municipal debt funds, one Pennsylvania municipal debt
fund, two New Jersey municipal debt funds and two “other
states” municipal debt funds. The Board noted that the
Management Rate for the Fund was above the median of its
Expense Group, but its actual total expense ratio was below
the median of its Expense Group. The Board also noted that
the Fund’s Management Rate was less than one basis point
higher than the median of its Expense Group. The Board
concluded that the Management Rate charged to the Fund is
reasonable.
Franklin Missouri Tax-Free Income Fund, Franklin North
Carolina Tax-Free Income Fund and Franklin Virginia
Tax-Free Income Fund - The Expense Group for each of
the Franklin Missouri Tax-Free Income Fund and Franklin
North Carolina Tax-Free Income Fund included the Fund
and nine other “other states” municipal debt funds. The
Expense Group for the Franklin Virginia Tax-Free Income
Fund included the Fund, two other Virginia municipal debt
funds, one Minnesota municipal debt fund, four New York
municipal debt funds, five California municipal debt funds,
two Pennsylvania municipal debt funds, one New Jersey
municipal debt fund, and one “other states” municipal debt
fund. The Board noted that the Management Rates and
actual total expense ratios for the Funds were below the
medians of their respective Expense Groups. The Board
concluded that the Management Rates charged to the Funds
are reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2020, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board further
noted management’s representation that the profitability
analysis excluded the impact of the recent acquisition of
the Legg Mason companies and that management expects
to incorporate the legacy Legg Mason companies into the
profitability analysis beginning next year. The Board also
noted that PricewaterhouseCoopers LLP, auditor to FRI
and certain FT funds, has been engaged by the Manager to
periodically review and assess the allocation methodologies
to be used solely by the Fund’s Board with respect to the
profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to each Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided to

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the Funds, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent
and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which the
Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with a Fund’s shareholders by reducing
the Fund’s effective management fees as the Fund grows
in size. The Board considered the Manager’s view that any
analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board noted that
the Franklin Alabama Tax-Free Income Fund and Franklin
Kentucky Tax-Free Income Fund do not have asset sizes
that would likely enable the Funds to achieve economies of
scale and that the Franklin Florida Tax-Free Income Fund,
Franklin Georgia Tax-Free Income Fund, Franklin Maryland
Tax-Free Income Fund and Franklin North Carolina Tax-
Free Income Fund had experienced a decrease in assets
and would not be expected to demonstrate additional
economies of scale in the near term. The Board concluded
that to the extent economies of scale may be realized by
the Manager and its affiliates, each Fund’s management fee
structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of each Management Agreement for an
additional one-year period.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund's financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

TF2 A 04/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Tax-Free Trust
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Templeton Distributors, Inc.
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Tax-Free
Trust
February 28, 2021
Sign up for electronic delivery at franklintempleton.com/edelivery
Franklin Arizona Tax-Free Income Fund
Franklin Colorado Tax-Free Income Fund
Franklin Connecticut Tax-Free Income Fund
Franklin Michigan Tax-Free Income Fund
Franklin Minnesota Tax-Free Income Fund
Franklin Ohio Tax-Free Income Fund
Franklin Oregon Tax-Free Income Fund
Franklin Pennsylvania Tax-Free Income Fund

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Not part of the annual report
1
SHAREHOLDER LETTER
Dear Shareholder:
During the 12 months ended February 28, 2021, the
novel coronavirus (COVID-19) pandemic caused the U.S.
economy to contract in 2020’s first and second quarters.
In the third quarter, the economy recovered substantially
based on increased business and residential investment
and consumer spending, although growth slowed in the
fourth quarter. Given the economic risk posed by COVID-19,
the U.S. Federal Reserve lowered the federal funds rate
twice for a total of 1.50% in March 2020, decreasing the
rate during the period from 1.75% to 0.25%. The Federal
Reserve also implemented broad quantitative easing
measures to support credit markets and adjusted its policy
in August 2020 to allow more flexibility to keep interest rates low, while maintaining a 2% average inflation target.
During the 12-month period, municipal bonds delivered
modest positive total returns as investors were attracted
to tax-free income in a declining interest-rate environment.
Factors contributing to this positive investment environment for municipals included relatively low inflation, interest-rate declines and actions by the Federal Reserve to support the
municipal bond market.
Franklin Tax-Free Trust’s annual report includes more detail about municipal bond market conditions and a discussion
from the portfolio managers. In addition, on our website,
franklintempleton.com , you can find updated commentary
by our municipal bond experts. Municipal bonds provide
tax-free income and diversification from equities. Despite
periods of volatility, municipal bonds historically have had a solid long-term record of performance, driven mostly by their compounding tax-free income component. As you know, all
securities markets fluctuate, as do mutual fund share prices.
As always, we recommend investors consult their financial
professionals to help them make the best decisions for the
long term. In a constantly changing market environment, we
remain committed to our disciplined strategy as we manage
the Funds, keeping in mind the trust you have placed in us.
We appreciate your confidence in us and encourage you
to contact us or your financial professional when you have
questions about your Franklin tax-free investment.
Sincerely,
Rupert H. Johnson, Jr.
Chairman
Franklin Tax-Free Trust
Ben Barber
Senior Vice President
Director of Municipal Bonds
This letter reflects our analysis and opinions as of February
28, 2021 , unless otherwise indicated. The information is
not a complete analysis of every aspect of any market,
state, industry, security or fund. Statements of fact are from sources considered reliable.

franklintempleton.com
Annual Report
2
Contents
Annual Report
Municipal Bond Market Overview 3
Investment Strategy and Manager’s Discussion 4
Franklin Arizona Tax-Free Income Fund 5
Franklin Colorado Tax-Free Income Fund 11
Franklin Connecticut Tax-Free Income Fund 17
Franklin Michigan Tax-Free Income Fund 23
Franklin Minnesota Tax-Free Income Fund 29
Franklin Ohio Tax-Free Income Fund 35
Franklin Oregon Tax-Free Income Fund 41
Franklin Pennsylvania Tax-Free Income Fund 47
Financial Highlights and Statements of Investments 53
Financial Statements 143
Notes to Financial Statements 153
Report of Independent Registered
Public Accounting Firm 171
Tax Information 172
Board Members and Officers 173
Shareholder Information 178
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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ANNUAL REPORT
Municipal Bond Market Overview
During the 12 months ended February 28, 2021, the global
spread of the novel coronavirus (COVID-19) beginning in
March of 2020 and the drastic measures individual countries
implemented to limit infections shocked both equity and fixed income markets. Investors sought perceived safe havens,
driving U.S. Treasury (UST) yields lower and causing a
surge in volatility. In the municipal (muni) bond market,
sellers significantly outnumbered buyers, resulting in market dislocations. March 2020 saw outflows of $42 billion from
muni bond retail vehicles, reversing half of the inflows seen throughout 2019. Ratios of muni bond yields versus duration-
matched USTs cheapened across all maturity buckets,
surpassing levels reached during the global financial crisis.
Monetary and fiscal authorities were quick to respond to
the crisis by providing much needed relief for the markets.
The U.S. Federal Reserve cut short-term interest rates
back to the zero-lower-bound and enacted measures to
purchase muni bonds in the secondary market as well as
direct lending to troubled issuers. Although these programs
were not widely subscribed, they however lent strong
support as a backstop to the market and allowed bid/ask
spreads to tighten significantly. Through April and May of
2020, the U.S. federal government passed several bills that
provided over $2.9 trillion of direct payments to individuals, enhanced unemployment benefits and grants to businesses.
An additional package of $900 billion was approved in
December 2020. The U.S. economy contracted and
experienced its largest quarter-on-quarter drop in history in the second quarter of 2020.
Through the summer of 2020, infection rates fell across the
U.S. allowing some states to begin the process of reopening
parts of their economies. However, starting in the fall, new cases and hospitalizations increased to all-time highs as
the virus spread to areas in the U.S. that had not seen
large numbers of infections, causing some states to slow or
abandon their reopening plans. This was tempered by the
emergency approval of COVID-19 vaccines from multiple
pharmaceutical manufacturers by the U.S. Food and Drug
Administration in December 2020 with plans to provide mass
inoculations in the first half of 2021.
Valuations in the muni bond market improved starting in April
2020 due to very strong technical conditions. After seeing
record outflows in March and April of 2020, funds flowed
back into muni bond retail vehicles, creating significant
demand for bonds. These flows outstripped new issuance
of tax-exempt bonds as many issuers turned to the taxable
muni bond market for refundings and new issuance. These
strong technical conditions pushed ratios of muni bond yields versus duration-matched USTs from all-time highs in March
2020 to levels approaching all-time lows by January 2021.
State and local muni bond issuers projected severe budget
deficits for 2020 and on as they anticipated tax receipts and usage fees falling and outlays for social programs such as
health care and unemployment benefits strongly rising. By
the end of the year, many of these deficit projections were
unfounded as consumer spending recovered more quickly
than anticipated, leading to higher sales taxes. A strong U.S.
housing market also provided additional support. After the
Democratic party won a majority of seats in both houses of
Congress and the U.S. presidency in the November 2020
elections, the prospect of additional fiscal stimulus, including grants to state and local muni issuers, improved, but as of
February 2021’s end, no deal had been reached.
The Investment Company Institute (ICI) reported net inflows
of approximately $9 billion into muni bond retail vehicles
in February 2021. For the 12-month period, muni bond
retail vehicles had approximately $40 billion of net inflows, according to the ICI.
For the 12-month period, U.S. fixed income sectors broadly
underperformed relative to equities, as measured by the
Standard & Poor’s
®
500 Index, which posted a +31.29%
total return for the period.
1
Investment-grade muni bonds, as
measured by the Bloomberg Barclays Municipal Bond Index,
posted a +1.06% total return, while USTs, as measured
by the Bloomberg Barclays U.S. Treasury Index, posted a
-0.13% total return, and investment-grade corporate bonds,
as measured by the Bloomberg Barclays U.S. Corporate
Bond Index, posted a +2.79% total return.
1
The foregoing information reflects our analysis and opinions as of February 28, 2021. The information is not a complete
analysis of every aspect of any market, state, industry,
security or fund. Statements of fact are from sources
considered reliable.
1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
See www.franklintempletondatasources.com for additional data provider information.

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Annual Report
Investment Strategy and Manager’s Discussion
Investment Strategy
We select securities that we believe will provide the best
balance between risk and return within each Fund’s range
of allowable investments and typically use a buy-and-hold
strategy. This means we generally hold securities in each
Fund’s portfolio for income purposes, rather than trading
securities for capital gains, although we may sell a security at any time if we believe it could help a Fund meet its goal.
Manager’s Discussion
Due to the positive sloping municipal yield curve, we
found value in higher quality securities in the 15–30 year
maturity range, which allowed us to achieve our objective of maximizing income for our investors. Typically, when interest rates fall, our turnover declines as we maintain exposure
to securities that are producing income that exceeds their
replacement value in the market. This excess income
supports higher distribution rates and reinvestment rates for those investors taking advantage of tax-free compounding.
Our turnover increases when rates rise, as opportunities
to purchase securities that have the potential to increase
income in the portfolios become available. We believe
our consistent, disciplined strategy can help our investors
achieve high, tax-free income over the long term.
We invite you to read your Fund report for more detailed
performance and portfolio information. Thank you for your
participation in Franklin Tax-Free Trust. We look forward to serving your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or fund. Statements of fact are from sources considered reliable, but the investment
manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

5
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Annual Report
Franklin Arizona Tax-Free Income Fund
This annual report for Franklin Arizona Tax-Free Income
Fund covers the fiscal year ended February 28 , 202 1 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and Arizona personal income
taxes as is consistent with prudent investment management
and the preservation of shareholders’ capital by normally
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
*
Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs),
such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below
Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $11.24 on February 29, 2020, to
$10.92 on February 28, 2021. The Fund’s Class A shares
paid dividends totaling 26.9224 cents per share for the
reporting period.
2
The Performance Summary beginning
on page 7 shows that at the end of this reporting period
the Fund’s Class A shares’ distribution rate was 2.07%,
based on an annualization of February’s 1.9546 cents per
share dividend and the maximum offering price of $11.35
on February 28, 2021. An investor in the 2021 maximum
combined effective federal and Arizona personal income
tax bracket of 45.30% (including 3.80% Medicare tax)
would need to earn a distribution rate of 3.78% from a
taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
*Does not include cash and cash equivalents.
**Includes all refunded bonds; the percentage may differ from that in the Credit
Quality Composition .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the 12-month period, Arizona’s economy declined
sharply amid the COVID-19 pandemic, before beginning
to rebound later in 2020. Arizona’s employment recovery
was uneven and slower than the nation’s, with jobs in trade, transportation and utilities coming back faster than Arizona’s larger leisure and hospitality sectors, where remote working is less feasible. The state's unemployment rate began the
period at 4.9% and ended at 6.9%, compared with the 6.2%
national rate.
3
Arizona addressed a projected fiscal year
(FY) 2021 deficit with an emergency budget in March 2020
that limited most new spending to inflation adjustments and
teacher raises. However, better-than-expected revenue
collections led to a budget surplus, and the FY 2021 budget
Credit Quality Composition
*
2/28/21
Ratings
% of Total
Investments
AAA 5.81%
AA 54.54%
A 23.02%
BBB 8.58%
Below Investment Grade 0.73%
Refunded 6.20%
Not Rated 1.12%
Portfolio Composition
2/28/21
% of Total
Investments
*
Utilities 24.35%
Hospital & Health Care 14.98%
Higher Education 13.40%
Transportation 11.38%
Tax-Supported 10.44%
Refunded** 8.52%
Other Revenue 5.17%
Housing 4.95%
General Obligation 4.71%
Subject to Government Appropriations 2.10%
1. For state personal income taxes, the 80% minimum is measured by total Fund assets. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S.
investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Bureau of Labor Statistics.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page

.

Franklin Arizona Tax-Free Income Fund
6
franklintempleton.com
Annual Report
proposal in January 2021 included a significant income tax
cut while leaving reserves intact. Arizona’s net tax-supported debt was $508 per capita and 1.1% of personal income,
below the $1,071 and 2.0% national medians, respectively.
4
The independent credit rating agency Moody’s Investor
Service maintained the state’s issuer credit Aa1 rating with a stable outlook.
5
The rating reflected Moody’s view of
Arizona’s steady economic growth and increasing reserves,
reduced pre-pandemic debt levels, and below average
pension liabilities and demonstrated budget discipline, offset by constitutional restrictions that limit the state’s financial flexibility.
Manager’s Discussion
We used various investment strategies during the 12 months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin
Arizona Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
4. Source: Moody’s Investors Service, State government – US: Medians – State debt declined in 2019, but likely to grow in coming years, 5/12/20.
5. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.

Performance Summary as of February 28, 2021
Franklin Arizona Tax-Free Income Fund
7
franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/21
Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
1-Year -0.43% -4.16%
5-Year +15.03% +2.06%
10-Year +50.94% +3.81%
Advisor
1-Year -0.18% -0.18%
5-Year +15.91% +3.00%
10-Year +52.77% +4.33%
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
6
A 2.07% 3.78% 0.99% 1.81%
Advisor 2.38% 4.35% 1.28% 2.34%
See page 9 for Performance Summary footnotes.

Franklin Arizona Tax-Free Income Fund
Performance Summary
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Annual Report
See page 9 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A (3/1/11–2/28/21)
Advisor Class (3/1/11–2/28/21)

Franklin Arizona Tax-Free Income Fund
Performance Summary
9
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Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor class) per share on 2/28/21.
6. Taxable equivalent distribution rate and yield assume the published rates as of 12/17/20 for the maximum combined effective federal and Arizona personal income tax rate of 45.30%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Source: Morningstar. The Bloomberg Barclays Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have at least one year to final maturity and be rated investment grade (Baa3/BBB- or higher) by at least two of the following agencies: Moody’s, S&P and Fitch.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/20–2/28/21)
Share Class
Net Investment
Income
A $0.269224
A1 $0.285552
C $0.225304
R6 $0.300140
Advisor $0.296562
Total Annual Operating Expenses
9
Share Class
A 0.81%
Advisor 0.56%

Your Fund’s Expenses
Franklin Arizona Tax-Free Income Fund
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Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.
50
). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/20
Ending
Account
Value 2/28/21
Expenses
Paid During
Period
9/1/20–2/28/21
Ending
Account
Value 2/28/21
Expenses
Paid During
Period
9/1/20–2/28/21
a
Net
Annualized
Expense
Ratio
A $1,000 $1,004.36 $4.00 $1,020.80 $4.04 0.81%
A1 $1,000 $1,005.11 $3.28 $1,021.52 $3.31 0.66%
C $1,000 $1,002.31 $5.93 $1,018.87 $5.98 1.19%
R6 $1,000 $ 1,006.66 $2.55 $1,022.25 $2.57 0.51%
Advisor $1,000 $1,006.50 $2.77 $1,022.03 $2.79 0.56%

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Franklin Colorado Tax-Free Income Fund
This annual report for Franklin Colorado Tax-Free Income
Fund covers the fiscal year ended February 28 , 202 1 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and Colorado personal income
taxes as is consistent with prudent investment management
and the preservation of shareholders’ capital by normally
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
* Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs),
such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below
Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $11.96 on February 29, 2020, to
$11.69 on February 28, 2021. The Fund’s Class A shares
paid dividends totaling 27.6082 cents per share for the
reporting period.
2
The Performance Summary beginning
on page 13 shows that at the end of this reporting period
the Fund’s Class A shares’ distribution rate was 1.96%,
based on an annualization of February’s 1.9817 cents per
share dividend and the maximum offering price of $12.15
on February 28, 2021. An investor in the 2021 maximum
combined effective federal and Colorado personal income
tax bracket of 45.43% (including 3.80% Medicare tax)
would need to earn a distribution rate of 3.59% from a
taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
*Does not include cash and cash equivalents.
**Includes all refunded bonds; the percentage may differ from that in the Credit
Quality Composition.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the year under review, Colorado’s economy was
hindered by the effects of the COVID-19 pandemic but
began to show signs of recovery. Early during the pandemic,
Colorado’s economy contracted sharply, but rebounded
in recent months, driven by a relatively young, educated
workforce and a diverse mix of industries. The state's
unemployment rate began the period at 2.8% and ended
at 6.6%, compared with the 6.2% national rate.
3
The state
faced a significant shortfall in fiscal year (FY) 2020 and
2021 tax revenues, and adjusted its FY 2021 budget with
expenditure cuts, one-time transfers and use of reserves.
Colorado has a complex system of constitutional revenue
limits and spending requirements. Its net tax-supported debt was $603 per capita and 1.0% of personal income, below
Credit Quality Composition
*
2/28/21
Ratings
% of Total
Investments
AAA 3.51%
AA 56.72%
A 17.50%
BBB 10.57%
Refunded 9.61%
Not Rated 2.09%
Portfolio Composition
2/28/21
% of Total
Investments
*
Utilities 18.66%
Hospital & Health Care 15.45%
General Obligation 13.63%
Tax-Supported 13.62%
Refunded** 13.53%
Higher Education 12.92%
Subject to Government Appropriations 5.76%
Transportation 3.57%
Other Revenue 2.58%
Housing 0.28%
1. For state personal income taxes, the 80% minimum is measured by total Fund assets. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S.
investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Bureau of Labor Statistics
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page

.

Franklin Colorado Tax-Free Income Fund
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franklintempleton.com
Annual Report
the $1,071 and 2.0% national medians, respectively.
4
The
independent credit rating agency Moody’s Investor Service
maintained Colorado’s issuer credit Aa1 rating with a stable outlook.
5
The rating reflected the state’s strong economic
fundamentals, timely action to address lower near-term
revenue, and low debt ratios, which should remain below
average. The stable outlook reflects Colorado’s conservative financial practices, a strong state economy and what is
expected to be a better-than-average recovery from the
pandemic-driven recession.
Manager’s Discussion
We used various investment strategies during the 12 months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin
Colorado Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
4. Source: Moody’s Investors Service, State government – US: Medians – State debt declined in 2019, but likely to grow in coming years , 5/12/20.
5. This does not reflect Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.

Performance Summary as of February 28, 2021
Franklin Colorado Tax-Free Income Fund
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Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/21
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3.4
1-Year +0.07% -3.68%
5-Year +14.24% +1.92%
10-Year +49.98% +3.74%
Advisor
1-Year +0.23% +0.23%
5-Year +15.15% +2.86%
10-Year +51.81% +4.26%
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
6
A 1.96% 3.59% 1.04% 1.91%
Advisor 2.27% 4.16% 1.33% 2.44%
See page 15 for Performance Summary footnotes.

Franklin Colorado Tax-Free Income Fund
Performance Summary
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franklintempleton.com
Annual Report
See page 15 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Class A
(3/1/11– 2/28/21 )
Advisor Class
(3/1/11– 2/28/21 )

Franklin Colorado Tax-Free Income Fund
Performance Summary
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Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor class) per share on 2/28/21.
6. Taxable equivalent distribution rate and yield assume the published rates as of 12/17/20 for the maximum combined effective federal and Colorado personal income tax rate of 45.43%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Source: Morningstar. The Bloomberg Barclays Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have at least one year to final maturity and be rated investment grade (Baa3/BBB- or higher) by at least two of the following agencies: Moody’s, S&P and Fitch.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/20–2/28/21)
Share Class
Net Investment
Income
A $0.276082
A1 $0.293659
C $0.229181
R6 $0.309739
Advisor $0.305323
Total Annual Operating Expenses
9
Share Class
A 0.84%
Advisor 0.59%

Your Fund’s Expenses
Franklin Colorado Tax-Free Income Fund
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franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/20
Ending
Account
Value 2/28/21
Expenses
Paid During
Period
9/1/20–2/28/21
Ending
Account
Value 2/28/21
Expenses
Paid During
Period
9/1/20–2/28/21
a
Net
Annualized
Expense
Ratio
A $1,000 $1,003.46 $4.09 $1,020.71 $4.13 0.82%
A1 $1,000 $1,004.20 $3.36 $1,021.44 $3.39 0.68%
C $1,000 $1,001.45 $6.03 $1,018.77 $6.08 1.22%
R6 $1,000 $1,004.87 $2.63 $1,022.17 $2.65 0.53%
Advisor $1,000 $1,004.69 $2.87 $1,021.94 $2.89 0.58%

17
franklintempleton.com
Annual Report
Franklin Connecticut Tax-Free Income Fund
This annual report for Franklin Connecticut Tax-Free Income
Fund covers the fiscal year ended February 28 , 202 1 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level
of income exempt from federal and Connecticut personal
income taxes as is consistent with prudent investment
management and the preservation of shareholders’ capital
by normally investing at least 80% of its total assets in
securities that pay interest free from such taxes.
1
*
Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs),
such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below
Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $10.39 on February 29, 2020, to
$10.17 on February 28, 2021. The Fund’s Class A shares
paid dividends totaling 26.1021 cents per share for the
reporting period.
2
The Performance Summary beginning
on page 19 shows that at the end of this reporting period
the Fund’s Class A shares’ distribution rate was 2.08%,
based on an annualization of February’s 1.8361 cents per
share dividend and the maximum offering price of $10.57
on February 28, 2021. An investor in the 2021 maximum
combined effective federal and Connecticut personal
income tax bracket of 47.79% (including 3.80% Medicare
tax) would need to earn a distribution rate of 3.98% from
a taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the 12-month period, Connecticut’s economy
weakened amid the COVID-19 pandemic before beginning
to recover in 2020’s second half. The nation’s wealthiest
state (based on per capita income), with a large and
diverse economy, Connecticut has been challenged by
a deteriorating economic and demographic trajectory,
exacerbated by the pandemic. The state's unemployment
rate began the period at 3.7% and ended at 8.5%, compared
with the 6.2% national rate.
3
The state used reserves to
balance its fiscal year (FY) 2020 budget deficit and plans to address the forecast FY 2021 budget deficit through revenue
and expenditure changes, with use of reserves if federal aid does not cover the shortfall. Connecticut’s net tax-supported debt was $6,637 per capita and 8.4% of personal income,
above the $1,071 and 2.0% national medians, respectively.
4
Credit Quality Composition
*
2/28/21
Ratings
% of Total
Investments
AAA 10.26%
AA 26.28%
A 47.40%
BBB 6.02%
Refunded 10.04%
Portfolio Composition
2/28/21
% of Total
Investments
*
Higher Education 27.46%
Hospital & Health Care 17.35%
Utilities 14.79%
Refunded** 13.88%
General Obligation 9.37%
Transportation 7.61%
Housing 5.64%
Other Revenue 3.26%
Tax-Supported 0.64%
*
Does not include cash and cash equivalents.
**
Includes all refunded bonds; the percentage may differ from that in the Credit Quality
Composition.
1. For state personal income taxes, the 80% minimum is measured by total Fund assets. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S.
investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Bureau of Labor Statistics.
4. Source: Moody’s Investors Service, State government – US: Medians – State debt declined in 2019, but likely to grow in coming years
,
5/12/20.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 80 .

Franklin Connecticut Tax-Free Income Fund
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franklintempleton.com
Annual Report
The independent credit rating agency Moody’s Investor
Service maintained Connecticut’s general obligation bonds’
A1 rating with a stable outlook, reflecting the state’s high-
income levels, strong governance and liquidity. Credit
challenges included high fixed costs for debt service,
pension and post-employment benefits; vulnerability to the
impact of financial market fluctuations on capital gains and employment; and a declining and aging population.
5
Moody’s
stable outlook reflects Connecticut’s large reserves and
strong provisions to promote fiscal discipline.
Manager’s Discussion
We used various investment strategies during the 12 months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin
Connecticut Tax-Free Income Fund. We look forward to
serving your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
5. Source: This does not reflect Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.

Performance Summary as of February 28, 2021
Franklin Connecticut Tax-Free Income Fund
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Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/21
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
1-Year +0.42% -3.35%
5-Year +11.00% +1.33%
10-Year +36.94% +2.80%
Advisor
1-Year +0.67% +0.67%
5-Year +11.87% +2.27%
10-Year +38.56% +3.31%
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
6
A 2.08% 3.98% 1.07% 2.05%
Advisor 2.41% 4.62% 1.37% 2.62%
See page 21 for Performance Summary footnotes.

Franklin Connecticut Tax-Free Income Fund
Performance Summary
20
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Annual Report
See page 19 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(3/1/11– 2/28/21 )
Advisor Class
(3/1/11– 2/28/21 )

Franklin Connecticut Tax-Free Income Fund
Performance Summary
21
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Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor class) per share on 2/28/21.
6. Taxable equivalent distribution rate and yield assume the published rates as of 12/17/20 for the maximum combined effective federal and Connecticut personal income tax rate of 47.79%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Source: Morningstar. The Bloomberg Barclays Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have at least one year to final maturity and be rated investment grade (Baa3/BBB- or higher) by at least two of the following agencies: Moody’s, S&P and Fitch.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/20–2/28/21)
Share Class
Net Investment
Income
A $0.261021
A1 $0.276217
C $0.220361
R6 $0.290299
Advisor $0.286322
Total Annual Operating Expenses
9
Share Class
A 0.93%
Advisor 0.68%

Your Fund’s Expenses
Franklin Connecticut Tax-Free Income Fund
22
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/20
Ending
Account
Value 2/28/21
Expenses
Paid During
Period
9/1/20–2/28/21
Ending
Account
Value 2/28/21
Expenses
Paid During
Period
9/1/20–2/28/21
a
Net
Annualized
Expense
Ratio
A $1,000 $1,005.27 $4.71 $1,020.10 $4.74 0.95%
A1 $1,000 $1,006.02 $3.98 $1,020.83 $4.01 0.80%
C $1,000 $1,002.29 $6.66 $1,018.15 $6.71 1.34%
R6 $1,000 $1,006.68 $3.19 $1,021.62 $3.21 0.64%
Advisor $1,000 $1,005.53 $3.48 $1,021.32 $3.51 0.70%

23
franklintempleton.com
Annual Report
Franklin Michigan Tax-Free Income Fund
This annual report for Franklin Michigan Tax-Free Income
Fund covers the fiscal year ended February 28 , 202 1 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and Michigan personal income
taxes as is consistent with prudent investment management
and the preservation of shareholders’ capital by normally
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $12.03 on February 29, 2020, to
$11.84 on February 28, 2021. The Fund’s Class A shares
paid dividends totaling 27.8639 cents per share for the
reporting period.
2
The Performance Summary beginning
on page 25 shows that at the end of this reporting period
the Fund’s Class A shares’ distribution rate was 2.01%,
based on an annualization of February’s 2.0558 cents per
share dividend and the maximum offering price of $12.30
on February 28, 2021. An investor in the 2021 maximum
combined effective federal and Michigan personal income
tax bracket of 45.05% (including 3.80% Medicare tax)
would need to earn a distribution rate of 3.66% from a
taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
*Does not include cash and cash equivalents.
**Includes all refunded bonds; the percentage may differ from that in the Credit
Quality Composition.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the 12 months under review, Michigan’s economy
weakened. Social distancing measures, cancellation
of major events, disruption in local commerce and
declines in business and leisure travel due to the novel
coronavirus pandemic hurt the state’s economy. Michigan’s
unemployment rate began the period at 3.7% and ended
at 5.2%, compared with the 6.2% national rate.
3
The
state balanced its budget for fiscal year (FY) 2020 (ended
September 30, 2020) with budget adjustments and use of
reserves and federal aid. Near period-end, the governor
proposed a budget for Michigan’s FY 2021. The proposal
called for additional spending on education and infrastructure as well as wage increases for direct care workers.
Michigan’s net tax-supported debt was $593 per capita and
1.2% of personal income, below the $1,071 and
Credit Quality Composition
*
2/28/21
Ratings
% of Total
Investments
AAA 8.13%
AA 67.03%
A 15.33%
BBB 3.06%
Refunded 6.45%
*Securities, except for those labeled Not Rated, are assigned ratings by one or more
Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as
Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment man-
ager as part of its independent securities analysis. When ratings from multiple agen-
cies are available, the highest is used, consistent with the portfolio investment process.
Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.
Portfolio Composition
2/28/21
% of Total
Investments
*
General Obligation 29.68%
Hospital & Health Care 18.43%
Higher Education 16.50%
Utilities 11.40%
Refunded** 6.84%
Transportation 5.78%
Subject to Government Appropriations 4.45%
Other Revenue 4.28%
Housing 2.64%
1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends
3. Source: Bureau of Labor Statistics.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page

.

Franklin Michigan Tax-Free Income Fund
24
franklintempleton.com
Annual Report
2.0% national medians, respectively.
4
The independent
credit rating agency Standard & Poor’s (S&P) maintained
the state’s general obligation bonds’ AA rating, but revised its stable outlook to negative.
5
The negative outlook reflected
the increased possibility that S&P could lower its rating for
Michigan, which it expects to experience a much slower
economic recovery than other states, leading to stagnant
revenue growth and considerable budget challenges over
the next few years. S&P believes Michigan will need to
prioritize a more sustainable budget adjustment to address
likely shortfalls over the next few fiscal years to maintain its credit quality.
Manager’s Discussion
We used various investment strategies during the 12 months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin
Michigan Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
4. Source: Moody’s Investors Service, State government – US: Medians – State debt declined in 2019, but likely to grow in coming years
,
5/12/20.
5. This does not indicate S&P’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.

Performance Summary as of February 28, 2021
Franklin Michigan Tax-Free Income Fund
25
franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/21
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
1-Year +0.75% -3.02%
5-Year +16.34% +2.29%
10-Year +43.52% +3.28%
Advisor
1-Year +0.92% +0.92%
5-Year +17.22% +3.23%
10-Year +45.28% +3.81%
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
6
A 2.01% 3.66% 0.69% 1.26%
Advisor 2.31% 4.20% 0.96% 1.75%
See page 27 for Performance Summary footnotes.

Franklin Michigan Tax-Free Income Fund
Performance Summary
26
franklintempleton.com
Annual Report
See page 25 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(3/1/11– 2/28/21 )
Advisor Class
(3/1/11– 2/28/21 )

Franklin Michigan Tax-Free Income Fund
Performance Summary
27
franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor class) per share on 2/28/21.
6. Taxable equivalent distribution rate and yield assume the published rates as of 12/17/20 for the maximum combined effective federal and Michigan personal income tax rate of 45.05%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Source: Morningstar. The Bloomberg Barclays Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have at least one year to final maturity and be rated investment grade (Baa3/BBB- or higher) by at least two of the following agencies: Moody’s, S&P and Fitch.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/20–2/28/21)
Share Class
Net Investment
Income
A $0.278639
A1 $0.296343
C $0.230934
R6 $0.313095
Advisor $0.308313
Total Annual Operating Expenses
9
Share Class
A 0.82%
Advisor 0.57%

Your Fund’s Expenses
Franklin Michigan Tax-Free Income Fund
28
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/20
Ending
Account
Value 2/28/21
Expenses
Paid During
Period
9/1/20–2/28/21
Ending
Account
Value 2/28/21
Expenses
Paid During
Period
9/1/20–2/28/21
a
Net
Annualized
Expense
Ratio
A $1,000 $1,003.80 $4.06 $1,020.74 $4.10 0.82%
A1 $1,000 $1,003.70 $3.34 $1,021.47 $3.37 0.67%
C $1,000 $1,001.76 $5.99 $1,018.81 $6.04 1.21%
R6 $1,000 $1,004.37 $2.54 $1,022.26 $2.56 0.51%
Advisor $1,000 $1,004.18 $2.82 $1,021.98 $2.85 0.57%

29
franklintempleton.com
Annual Report
Franklin Minnesota Tax-Free Income Fund
This annual report for Franklin Minnesota Tax-Free Income
Fund covers the fiscal year ended February 28 , 202 1 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and Minnesota personal income
taxes as is consistent with prudent investment management
and the preservation of shareholders’ capital by normally
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
*
Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs),
such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below
Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $12.82 on February 29, 2020, to
$12.62 on February 28, 2021. The Fund’s Class A shares
paid dividends totaling 24.7296 cents per share for the
reporting period.
2
The Performance Summary beginning
on page 31 shows that at the end of this reporting period
the Fund’s Class A shares’ distribution rate was 1.55%,
based on an annualization of February’s 1.6893 cents per
share dividend and the maximum offering price of $13.11
on February 28, 2021. An investor in the 2021 maximum
combined effective federal and Minnesota personal income
tax bracket of 50.65% (including 3.80% Medicare tax)
would need to earn a distribution rate of 3.14% from a
taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
*Does not include cash and cash equivalents.
**Includes all refunded bonds; the percentage may differ from that in the Credit
Quality Composition.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the 12 months under review, Minnesota’s
economy slowed. Historically the state has had a very
low unemployment rate and high labor force participation
rate relative to the rest of the nation, supported by a deep and diverse economy. Minnesota experienced economic
expansion and revenue growth prior to the review period
that allowed it to build reserves that helped it manage the
downturn caused by the novel coronavirus pandemic. The
state’s unemployment rate began the period at 3.3% and
ended at 4.3%, compared with the 6.2% national rate.
3
Minnesota’s strong reserves provide a substantial cushion
to weather the effects of the current recession, but the
significant use of these reserves to address its structural
deficits in fiscal year (FY) 2020 and FY 2021 could diminish future budgetary flexibility. The state’s net tax-supported debt
Credit Quality Composition
*
2/28/21
Ratings
% of Total
Investments
AAA 28.21%
AA 58.15%
A 10.93%
BBB 0.41%
Refunded 2.26%
Not Rated 0.04%
Portfolio Composition
2/28/21
% of Total
Investments
*
General Obligation 48.81%
Hospital & Health Care 12.02%
Higher Education 10.68%
Utilities 10.37%
Housing 6.56%
Transportation 6.35%
Subject to Government Appropriations 2.73%
Refunded** 2.26%
Tax-Supported 0.22%
1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Bureau of Labor Statistics.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page

.

Franklin Minnesota Tax-Free Income Fund
30
franklintempleton.com
Annual Report
was $1,406 per capita and 2.4% of personal income, above
the $1,071 and 2.0% national medians, respectively.
4
The
independent credit rating agency Standard & Poor’s (S&P)
affirmed the state’s general obligation bonds’ AAA rating, but revised the outlook to negative from stable, as S&P believes
Minnesota will likely significantly rely on one-time measures and reserves, rather than structural adjustments, to address its structural deficit.
5
Manager’s Discussion
We used various investment strategies during the 12 months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin
Minnesota Tax-Free Income Fund. We look forward to
serving your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
4. Source: Moody’s Investors Service, State government – US: Medians – State debt declined in 2019, but likely to grow in coming years
,
5/12/20.
5. This does not indicate S&P’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.

Performance Summary as of February 28, 2021
Franklin Minnesota Tax-Free Income Fund
31
franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/21
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
1-Year +0.38% -3.39%
5-Year +13.92% +1.86%
10-Year +42.51% +3.21%
Advisor
1-Year +0.63% +0.63%
5-Year +14.91% +2.82%
10-Year +44.48% +3.75%
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
6
A 1.55% 3.14% 0.45% 0.91%
Advisor 1.84% 3.73% 0.72% 1.46%
See page 33 for Performance Summary footnotes.

Franklin Minnesota Tax-Free Income Fund
Performance Summary
32
franklintempleton.com
Annual Report
See page 33 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(3/1/11– 2/28/21 )
Advisor Class
(3/1/11– 2/28/21 )

Franklin Minnesota Tax-Free Income Fund
Performance Summary
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Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Puerto Rico municipal bonds have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor class) per share on 2/28/21.
6. Taxable equivalent distribution rate and yield assume the published rates as of 12/17/20 for the maximum combined effective federal and Minnesota personal income tax rate of 50.65%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Source: Morningstar. The Bloomberg Barclays Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have at least one year to final maturity and be rated investment grade (Baa3/BBB- or higher) by at least two of the following agencies: Moody’s, S&P and Fitch.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/20–2/28/21)
Share Class
Net Investment
Income
A $0.247296
A1 $0.266297
C $0.196467
R6 $0.285348
Advisor $0.278937
Total Annual Operating Expenses
9
Share Class
A 0.83%
Advisor 0.58%

Your Fund’s Expenses
Franklin Minnesota Tax-Free Income Fund
34
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/20
Ending
Account
Value 2/28/21
Expenses
Paid During
Period
9/1/20–2/28/21
Ending
Account
Value 2/28/21
Expenses
Paid During
Period
9/1/20–2/28/21
a
Net
Annualized
Expense
Ratio
A $1,000 $999.62 $4.09 $1,020.71 $4.13 0.82%
A1 $1,000 $999.57 $3.35 $1,021.44 $3.39 0.68%
C $1,000 $996.88 $6.05 $1,018.74 $6.12 1.22%
R6 $1,000 $1,000.29 $2.54 $1,022.26 $2.57 0.51%
Advisor $1,000 $1,000.84 $2.86 $1,021.94 $2.89 0.58%

35
franklintempleton.com
Annual Report
Franklin Ohio Tax-Free Income Fund
This annual report for Franklin Ohio Tax-Free Income Fund
covers the fiscal year ended February 28, 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level
of income exempt from federal and Ohio personal income
taxes as is consistent with prudent investment management
and the preservation of shareholders’ capital by normally
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
*
Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs),
such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below
Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition .
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $13.20 on February 29, 2020, to
$12.90 on February 28, 2021. The Fund’s Class A shares
paid dividends totaling 30.2889 cents per share for the
reporting period.
2
The Performance Summary beginning
on page 37 shows that at the end of this reporting period
the Fund’s Class A shares’ distribution rate was 1.83%,
based on an annualization of February’s 2.0458 cents per
share dividend and the maximum offering price of $13.40
on February 28, 2021. An investor in the 2021 maximum
combined effective federal and Ohio personal income
tax bracket of 45.60% (including 3.80% Medicare tax)
would need to earn a distribution rate of 3.36% from a
taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
*Does not include cash and cash equivalents.
**Includes all refunded bonds; the percentage may differ from that in the Credit
Quality Composition.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
During the 12 months under review, Ohio’s economy
contracted. The state was expected to have experienced
a deeper near-term downturn relative to the rest of the
nation resulting from the novel coronavirus (COVID-19)
pandemic, in part due to its comparatively large exposure
to manufactured goods and transportation equipment.
However, the state’s manufacturing sector experienced
a recovery during the period that helped insulate
employment and economic losses in sectors that were
more disproportionately impacted by the pandemic. Ohio’s
unemployment rate began the period at 4.7% and ended
at 5.0%, compared with the 6.2% national rate.
3
The
state experienced a historical decline in general revenue
collections during its fiscal 2020 that led to a structural
budget gap. Lawmakers closed the gap using funds from
Credit Quality Composition
*
2/28/21
Ratings
% of Total
Investments
AAA 13.22%
AA 53.30%
A 17.45%
BBB 2.80%
Refunded 13.23%
Portfolio Composition
2/28/21
% of Total
Investments
*
General Obligation 31.63%
Utilities 16.96%
Refunded** 16.38%
Hospital & Health Care 13.58%
Higher Education 9.01%
Transportation 5.74%
Other Revenue 4.58%
Subject to Government Appropriations 1.26%
Tax-Supported 0.82%
Housing 0.04%
1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Bureau of Labor Statistics.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page

.

Franklin Ohio Tax-Free Income Fund
36
franklintempleton.com
Annual Report
its record-high budget stabilization fund (BSF) savings and
federal grant revenue. They also issued general revenue
fund reductions. Ohio’s net tax-supported debt was $1,158
per capita and 2.3% of personal income, above the $1,071
and 2.0% national medians, respectively.
4
The independent
credit rating agency Standard & Poor’s (S&P) maintained
the state’s general obligation bonds AA+ rating with a stable outlook.
5
The rating reflected S&P’s view of Ohio’s long track
record of proactive financial and budget management, its
commitment to funding budget reserves and low-to-moderate
debt levels. The stable outlook reflects S&P’s expectation
that the state will restore any drawdown in its BSF.
Manager’s Discussion
We used various investment strategies during the six months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin Ohio
Tax-Free Income Fund. We look forward to serving your
future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
4. Source: Moody’s Investors Service, State government – US: Medians – State debt declined in 2019, but likely to grow in coming years , 5/12/20.
5. This does not indicate S&P’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.

Performance Summary as of February 28, 2021
Franklin Ohio Tax-Free Income Fund
37
franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/21
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
1-Year +0.02% -3.73%
5-Year +15.28% +2.10%
10-Year +49.42% +3.70%
Advisor
1-Year +0.27% +0.27%
5-Year +16.28% +3.06%
10-Year +51.45% +4.24%
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
6
A 1.83% 3.36% 1.18% 2.17%
Advisor 2.14% 3.93% 1.47% 2.70%
See page 39 for Performance Summary footnotes.

Franklin Ohio Tax-Free Income Fund
Performance Summary
38
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Annual Report
See page 39 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(3/1/11– 2/28/21 )
Advisor Class
(3/1/11– 2/28/21 )

Franklin Ohio Tax-Free Income Fund
Performance Summary
39
franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor class) per share on 2/28/21.
6. Taxable equivalent distribution rate and yield assume the published rates as of 12/17/20 for the maximum combined effective federal and Ohio personal income tax rate of
45.60%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Source: Morningstar. The Bloomberg Barclays Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have at least one year to final maturity and be rated investment grade (Baa3/BBB- or higher) by at least two of the following agencies: Moody’s, S&P or Fitch.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/20–2/28/21)
Share Class
Net Investment
Income
A $0.302889
A1 $0.322494
C $0.250601
R6 $0.340542
Advisor $0.335510
Total Annual Operating Expenses
9
Share Class
A 0.81%
Advisor 0.56%

Your Fund’s Expenses
Franklin Ohio Tax-Free Income Fund
40
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/20
Ending
Account
Value 2/28/21
Expenses
Paid During
Period
9/1/20–2/28/21
Ending
Account
Value 2/28/21
Expenses
Paid During
Period
9/1/20–2/28/21
a
Net
Annualized
Expense
Ratio
A $1,000 $993.77 $3.95 $1,020.83 $4.00 0.80%
A1 $1,000 $995.27 $3.23 $1,021.56 $3.27 0.65%
C $1,000 $992.65 $5.88 $1,018.89 $5.96 1.19%
R6 $1,000 $995.18 $2.48 $1,022.31 $2.51 0.50%
Advisor $1,000 $995.00 $2.73 $1,022.06 $2.76 0.55%

41
franklintempleton.com
Annual Report
Franklin Oregon Tax-Free Income Fund
This annual report for Franklin Oregon Tax-Free Income
Fund covers the fiscal year ended February 28 , 202 1 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal and Oregon personal income
taxes as is consistent with prudent investment management
and the preservation of shareholders’ capital by normally
investing at least 80% of its total assets in securities that pay interest free from such taxes.
1
*
Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs),
such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below
Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition .
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $12.00 on February 29, 2020, to
$11.73 on February 28, 2021. The Fund’s Class A shares
paid dividends totaling 26.0391 cents per share for the
reporting period.
2
The Performance Summary beginning
on page 43 shows that at the end of this reporting period
the Fund’s Class A shares’ distribution rate was 1.84%,
based on an annualization of February’s 1.8724 cents per
share dividend and the maximum offering price of $12.19
on February 28 2021. An investor in the 2021 maximum
combined effective federal and Oregon personal income
tax bracket of 50.70% (including 3.80% Medicare tax)
would need to earn a distribution rate of 3.73% from a
taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
*Does not include cash and cash equivalents.
**Includes all refunded bonds; the percentage may differ from that in the
Credit Quality Composition.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
State Update
Oregon’s economy contracted during the first half of
the period after severe disruption due to the COVID-19
pandemic. Its economy is more export-oriented than
many other states, reflecting its status as a center of
high-technology manufacturing, with China as its leading
export market. Oregon’s unemployment rate began the
period at 3.5% and ended at 6.1%, compared with the
6.2% national rate.
3
A strategy to seek budgetary savings
exceeding the estimated deficit for the remainder of the
2019–2021 biennium was instigated during the period.
Oregon’s budgetary outlook improved near period-end, with
new general fund revenue projections for the current fiscal
period exceeding pre-pandemic estimates and covering
the aforementioned deficit. The improved outlook is largely
Credit Quality Composition
*
2/28/21
Ratings
% of Total
Investments
AAA 9.18%
AA 66.81%
A 10.16%
BBB 3.95%
Below Investment Grade 1.52%
Refunded 8.38%
Portfolio Composition
2/28/21
% of Total
Investments
*
General Obligation 36.32%
Transportation 14.30%
Refunded** 12.65%
Hospital & Health Care 11.50%
Higher Education 7.73%
Utilities 6.39%
Housing 4.20%
Other Revenue 3.05%
Tax-Supported 2.96%
Subject to Government Appropriations 0.90%
1. For state personal income taxes, the 80% minimum is measured by total Fund assets. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S.
investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Bureau of Labor Statistics.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page

.

Franklin Oregon Tax-Free Income Fund
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Annual Report
due to federal aid and a recovery in personal income tax
(PIT) collection, which benefited from increased equity and
housing valuations. A key consideration during this recession will be Oregon’s ability to manage its reliance on PIT, which historically showed volatility during periods of economic
contraction. The state’s net tax-supported debt was $2,018
per capita and 3.8% of personal income, above the $1,071
and 2.0% national medians, respectively.
4
The independent
credit rating agency Standard & Poor’s (S&P) maintained
the state’s general obligation bonds’ AA+ rating with a stable outlook.
5
In S&P’s view, Oregon has strong financial policies
and practices, and a demonstrated willingness to correct
structural imbalances, as well as the mechanisms to build
rainy day funds and strong budget reserve levels. S&P’s
stable outlook is based on the expectation these practices
will continue.
Manager’s Discussion
We used various investment strategies during the 12 months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin
Oregon Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
4. Source: Moody’s Investors Service, State government – US: Medians – State debt declined in 2019, but likely to grow in coming years , 5/12/20.
5. This does not indicate S&P’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.

Performance Summary as of February 28, 2021
Franklin Oregon Tax-Free Income Fund
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Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/21
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class : no sales charges. For other share classes, visit
franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
1-Year -0.07% -3.82%
5-Year +14.16% +1.90%
10-Year +42.95% +3.24%
Advisor
1-Year +0.09% +0.09%
5-Year +15.05% +2.84%
10-Year +44.82% +3.77%
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
6
A 1.84% 3.73% 1.08% 2.19%
Advisor 2.15% 4.36% 1.38% 2.80%
See page 45 for Performance Summary footnotes.

Franklin Oregon Tax-Free Income Fund
Performance Summary
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Annual Report
See page 45 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(3/1/11– 2/28/21 )
Advisor Class
(3/1/11– 2/28/21 )

Franklin Oregon Tax-Free Income Fund
Performance Summary
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Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor class) per share on 2/28/21.
6. Taxable equivalent distribution rate and yield assume the published rates as of 12/17/20 for the maximum combined effective federal and Oregon personal income tax rate of 50.70%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Source: Morningstar. The Bloomberg Barclays Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have at least one year to final maturity and be rated investment grade (Baa3/BBB- or higher) by at least two of the following agencies: Moody’s, S&P and Fitch.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/20–2/28/21)
Share Class
Net Investment
Income
A $0.260391
A1 $0.278024
C $0.213006
R6 $0.293341
Advisor $0.289833
Total Annual Operating Expenses
9
Share Class
A 0.80%
Advisor 0.55%

Your Fund’s Expenses
Franklin Oregon Tax-Free Income Fund
46
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Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/20
Ending
Account
Value 2/28/21
Expenses
Paid During
Period
9/1/20–2/28/21
Ending
Account
Value 2/28/21
Expenses
Paid During
Period
9/1/20–2/28/21
a
Net
Annualized
Expense
Ratio
A $1,000 $1,000.17 $3.94 $1,020.85 $3.98 0.80%
A1 $1,000 $1,000.90 $3.22 $1,021.58 $3.25 0.65%
C $1,000 $997.35 $5.87 $1,018.92 $5.93 1.18%
R6 $1,000 $1,000.68 $2.54 $1,022.26 $2.56 0.51%
Advisor $1,000 $1,000.54 $2.71 $1,022.08 $2.74 0.55%

47
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Franklin Pennsylvania Tax-Free Income Fund
This annual report for Franklin Pennsylvania Tax-Free
Income Fund covers the fiscal year ended February 28 ,
202 1 .
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level
of income exempt from federal and Pennsylvania personal
income taxes as is consistent with prudent investment
management and the preservation of shareholders’ capital
by normally investing at least 80% of its total assets in
securities that pay interest free from such taxes.
1
*
Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs),
such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below
Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition .
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $10.11 on February 29, 2020, to
$9.89 on February 28, 2021. The Fund’s Class A shares paid
dividends totaling 25.0074 cents per share for the reporting period.
2
The Performance Summary beginning on page 49
shows that at the end of this reporting period the Fund’s
Class A shares’ distribution rate was 2.02%, based on an
annualization of February’s 1.7275 cents per share dividend
and the maximum offering price of $10.28 on February 28,
2021. An investor in the 2021 maximum combined effective
federal and Pennsylvania personal income tax bracket of
43.87% (including 3.80% Medicare tax) would need to earn
a distribution rate of 3.60% from a taxable investment to
match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary.
*Does not include cash and cash equivalents.
**Includes all refunded bonds; the percentage may differ from that in the Credit
Quality Composition.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Commonwealth Update
During the 12 months under review, Pennsylvania’s
economy weakened. Although it has a very large and
diverse economic base, the commonwealth’s economy
has performed below average for the last decade. From
a budgetary perspective, the commonwealth’s high
dependence on personal income and sales taxes was
particularly affected by the novel coronavirus pandemic.
Pennsylvania's unemployment rate began the period at
5.0% and ended at 7.3%, compared with the 6.2% national
rate.
3
The commonwealth may take on more debt to address
a projected budget deficit in fiscal year 2021, although its debt burden is higher than the state median, and it has
very slim budget reserves to address revenue deferrals.
Pennsylvania’s net tax-supported debt was $1,519 per
capita and 2.6% of personal income, significantly above
Credit Quality Composition
*
2/28/21
Ratings
% of Total
Investments
AAA 1.14%
AA 55.00%
A 27.00%
BBB 3.99%
Below Investment Grade 1.73%
Refunded 11.14%
Portfolio Composition
2/28/21
% of Total
Investments
*
Hospital & Health Care 22.31%
Higher Education 18.42%
General Obligation 17.13%
Utilities 16.42%
Refunded** 11.88%
Transportation 6.28%
Housing 4.46%
Subject to Government Appropriations 2.32%
Other Revenue 0.78%
1. For state personal income taxes, the 80% minimum is measured by total Fund assets. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S.
investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Bureau of Labor Statistics.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page

.

Franklin Pennsylvania Tax-Free Income Fund
48
franklintempleton.com
Annual Report
the $1,071 and 2.0% national medians, respectively.
4
The
independent credit rating agency Moody’s Investor Service
maintained the state’s general obligation bonds’ Aa3 rating
with a stable outlook.
5
The rating reflected Moody’s view
of the commonwealth’s large economy set against its high
fixed costs and leverage compared to other states, as
well as budget reserves that are weak as a share of its
budget. The outlook assumes Pennsylvania’s economy
can generate the resources necessary to work towards a
structural balance if the global economy returns to growth in
2021. Independent credit rating agency Standard & Poor’s
(S&P) affirmed the commonwealth’s A+ rating but revised its
outlook to negative from stable.
5
The downgrade reflected
S&P’s view of Pennsylvania’s fiscal challenges in the wake
of the COVID-19 pandemic that could deepen its structural
imbalance in the face of steep revenue declines, significantly increased liquidity demands and limited recourse in the near term.
Manager’s Discussion
We used various investment strategies during the 12 months
under review as we sought to maximize tax-free income
for shareholders. Please read the Investment Strategy and
Manager’s Discussion on page 4 for more information.
Thank you for your continued participation in Franklin
Pennsylvania Tax-Free Income Fund. We look forward to
serving your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
4. Source: Moody’s Investors Service, State government – US: Medians – State debt declined in 2019, but likely to grow in coming years , 5/12/20.
5. These do not indicate ratings of the Fund.
See www.franklintempletondatasources.com for additional data provider information.

Performance Summary as of February 28, 2021
Franklin Pennsylvania Tax-Free Income Fund
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Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/21
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3,4
1-Year +0.32% -3.44%
5-Year +12.94% +1.68%
10-Year +45.07% +3.39%
Advisor
1-Year +0.57% +0.57%
5-Year +13.91% +2.64%
10-Year +47.04% +3.93%
Share Class
Distribution
Rate
5
Taxable Equivalent
Distribution Rate
6
30-Day
Standardized
Yield
7
Taxable Equivalent
30-Day
Standardized Yield
6
A 2.02% 3.60% 1.27% 2.26%
Advisor 2.33% 4.15% 1.58% 2.81%
See page 51 for Performance Summary footnotes.

Franklin Pennsylvania Tax-Free Income Fund
Performance Summary
50
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Annual Report
See page 51 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(3/1/11– 2/28/21 )
Advisor Class
(3/1/11– 2/28/21 )

Franklin Pennsylvania Tax-Free Income Fund
Performance Summary
51
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Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Puerto Rico municipal bonds have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor class) per share on 2/28/21.
6. Taxable equivalent distribution rate and yield assume the published rates as of 12/17/20 for the maximum combined effective federal and Pennsylvania personal income tax rate of 43.87%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax. This combined rate does not consider the impact of Pennsylvania’s surcharge on taxable income in excess of $1 million.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Source: Morningstar. The Bloomberg Barclays Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have at least one year to final maturity and be rated investment grade (Baa3/BBB- or higher) by at least two of the following agencies: Moody’s, S&P or Fitch.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/20–2/28/21)
Share Class
Net Investment
Income
A $0.250074
A1 $0.264921
C $0.210402
R6 $0.278614
Advisor $0.274847
Total Annual Operating Expenses
9
Share Class
A 0.82%
Advisor 0.57%

Your Fund’s Expenses
Franklin Pennsylvania Tax-Free Income Fund
52
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Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements, for Class R6.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/20
Ending
Account
Value 2/28/21
Expenses
Paid During
Period
9/1/20–2/28/21
Ending
Account
Value 2/28/21
Expenses
Paid During
Period
9/1/20–2/28/21
a
Net
Annualized
Expense
Ratio
A $1,000 $1,006.49 $4.04 $1,020.77 $4.06 0.81%
A1 $1,000 $1,007.24 $3.30 $1,021.50 $3.33 0.66%
C $1,000 $1,004.43 $5.97 $1,018.83 $6.02 1.20%
R6 $1,000 $1,007.89 $2.54 $1,022.27 $2.56 0.51%
Advisor $1,000 $1,007.71 $2.80 $1,022.01 $2.82 0.56%

Franklin Tax-Free Trust
Financial Highlights
Franklin Arizona Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
53
a
Year Ended February 28, Year Ended
February 28,
2019
b
2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ............................................ $11.24 $10.58 $10.52
Income from investment operations
c
:
Net investment income
d
.................................................. 0.27 0.29 0.16
Net realized and unrealized gains (losses) .................................... (0.32) 0.67 0.05
Total from investment operations ............................................. (0.05) 0.96 0.21
Less distributions from:
Net investment income ................................................... (0.27) (0.30) (0.15)
Net asset value, end of year ................................................ $10.92 $11.24 $10.58
Total return
e
............................................................ (0.43)% 9.24% 2.09%
Ratios to average net assets
f
Expenses
g
............................................................. 0.81% 0.81% 0.81%
Net investment income .................................................... 2.46% 2.72% 3.12%
Supplemental data
Net assets, end of year (000’s) .............................................. $173,930 $132,026 $44,516
Portfolio turnover rate ..................................................... 13.66% 11.37% 18.13%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
54
a
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.22 $10.56 $10.58 $10.78 $11.07
Income from investment operations
b
:
Net investment income
c
......................... 0.29 0.31 0.34 0.37 0.38
Net realized and unrealized gains (losses) ........... (0.32) 0.67 (0.01) (0.19) (0.29)
Total from investment operations .................... (0.03) 0.98 0.33 0.18 0.09
Less distributions from:
Net investment income .......................... (0.29) (0.32) (0.35) (0.38) (0.38)
Net asset value, end of year ....................... $10.90 $11.22 $10.56 $10.58 $10.78
Total return
d
................................... (0.28)% 9.42% 3.18% 1.62% 0.77%
Ratios to average net assets
Expenses ..................................... 0.66%
e
0.66%
e
0.66%
e
0.65% 0.63%
Net investment income ........................... 2.64% 2.87% 3.27% 3.39% 3.47%
Supplemental data
Net assets, end of year (000’s) ..................... $582,701 $672,061 $661,250 $737,426 $769,835
Portfolio turnover rate ............................ 13.66% 11.37% 18.13% 17.47% 13.02%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
55
a
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.42 $10.75 $10.75 $10.95 $11.24
Income from investment operations
b
:
Net investment income
c
......................... 0.23 0.26 0.29 0.31 0.33
Net realized and unrealized gains (losses) ........... (0.33) 0.67 (—)
d
(0.20) (0.30)
Total from investment operations .................... (0.10) 0.93 0.29 0.11 0.03
Less distributions from:
Net investment income .......................... (0.23) (0.26) (0.29) (0.31) (0.32)
Net asset value, end of year ....................... $11.09 $11.42 $10.75 $10.75 $10.95
Total return
e
................................... (0.81)% 8.70% 2.74% 1.03% 0.19%
Ratios to average net assets
Expenses ..................................... 1.20%
f
1.21%
f
1.21%
f
1.20% 1.18%
Net investment income ........................... 2.05% 2.32% 2.72% 2.84% 2.92%
Supplemental data
Net assets, end of year (000’s) ..................... $67,713 $80,562 $77,216 $105,010 $118,381
Portfolio turnover rate ............................ 13.66% 11.37% 18.13% 17.47% 13.02%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
56
In
a
Year Ended February 28, Year Ended
February 28,
2018
b
2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $11.26 $10.60 $10.60 $10.84
Income from investment operations
c
:
Net investment income
d
...................................... 0.30 0.33 0.36 0.22
Net realized and unrealized gains (losses) ........................ (0.32) 0.67 (—)
e
(0.24)
Total from investment operations ................................. (0.02) 1.00 0.36 (0.02)
Less distributions from:
Net investment income ....................................... (0.30) (0.34) (0.36) (0.22)
Net asset value, end of year .................................... $10.94 $11.26 $10.60 $10.60
Total return
f
................................................. (0.15)% 9.53% 3.48% (0.18)%
Ratios to average net assets
g
Expenses before waiver and payments by affiliates ................... 0.53% 0.54% 0.55% 0.53%
Expenses net of waiver and payments by affiliates .................... 0.53%
h,i
0.53%
h
0.53%
h
0.51%
Net investment income ........................................ 2.75% 3.00% 3.40% 3.53%
Supplemental data
Net assets, end of year (000’s) .................................. $21,450 $16,971 $12,562 $10,816
Portfolio turnover rate ......................................... 13.66% 11.37% 18.13% 17.47%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Amount rounds to less than $0.01 per share.
f
Total return is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year.
h
Benefit of expense reduction rounds to less than 0.01%.
i
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
57
a
Year Ended February 28,
2021 2020
a
2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.26 $10.60 $10.61 $10.81 $11.10
Income from investment operations
b
:
Net investment income
c
......................... 0.30 0.32 0.36 0.38 0.40
Net realized and unrealized gains (losses) ........... (0.32) 0.67 (0.01) (0.19) (0.30)
Total from investment operations .................... (0.02) 0.99 0.35 0.19 0.10
Less distributions from:
Net investment income .......................... (0.30) (0.33) (0.36) (0.39) (0.39)
Net asset value, end of year ....................... $10.94 $11.26 $10.60 $10.61 $10.81
Total return .................................... (0.18)% 9.50% 3.36% 1.72% 0.86%
Ratios to average net assets
Expenses ..................................... 0.56%
d
0.56%
d
0.56%
d
0.55% 0.53%
Net investment income ........................... 2.71% 2.97% 3.37% 3.49% 3.57%
Supplemental data
Net assets, end of year (000’s) ..................... $174,264 $124,881 $90,140 $86,795 $90,707
Portfolio turnover rate ............................ 13.66% 11.37% 18.13% 17.47% 13.02%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments, February 28, 2021
Franklin Arizona Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
58
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.2%
Arizona 94.9%
Arizona Board of Regents ,
Revenue, 2020 A, 5%, 7/01/35 ........................................ $ 1,000,000 $ 1,303,760
University of Arizona (The), COP, 2012C, Refunding, 5%, 6/01/31 .............. 7,025,000 7,375,126
Arizona Department of Transportation ,
State Highway Fund, Revenue, 2011A, Pre-Refunded, 5%, 7/01/36 ............ 10,000,000 10,161,200
State Highway Fund, Revenue, 2015, Refunding, 5%, 7/01/31 ................ 10,000,000 11,392,200
State Highway Fund, Revenue, 2016, Refunding, 5%, 7/01/36 ................ 8,680,000 10,370,256
Arizona Health Facilities Authority ,
CommonSpirit Health Obligated Group, Revenue, 2011 B-2, Pre-Refunded, AGMC
Insured, 5%, 3/01/41 .............................................. 5,000,000 5,000,000
CommonSpirit Health Obligated Group, Revenue, B-1, Pre-Refunded, 5.25%,
3/01/39 ........................................................ 10,000,000 10,000,000
HonorHealth Obligated Group, Revenue, 2014A, Refunding, 5%, 12/01/39 ....... 15,000,000 16,938,150
HonorHealth Obligated Group, Revenue, 2014A, Refunding, 5%, 12/01/42 ....... 9,535,000 10,722,489
Phoenix Children's Hospital Obligated Group, Revenue, 2012 A, Refunding, 5%,
2/01/42 ........................................................ 8,000,000 8,242,880
Arizona Industrial Development Authority ,
Academies of Math & Science Obligated Group, Revenue, 2017A, Refunding, 5%,
7/01/42 ........................................................ 2,045,000 2,356,576
Academies of Math & Science Obligated Group, Revenue, 2017A, Refunding, 5%,
7/01/51 ........................................................ 1,080,000 1,234,364
Arizona Agribusiness and Equine Center, Inc., Revenue, 2017 A, 5%, 3/01/48 .... 1,555,000 1,795,481
BASIS Schools, Inc. Obligated Group, Revenue, 2017 F, Refunding, 5%, 7/01/47 .. 3,350,000 3,828,749
Children's National Medical Center Obligated Group, Revenue, 2020A, 4%, 9/01/40 865,000 1,001,661
Children's National Medical Center Obligated Group, Revenue, 2020A, 4%, 9/01/46 2,750,000 3,133,873
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/33 ....................................................... 1,000,000 1,233,870
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/38 ....................................................... 1,630,000 1,975,886
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/39 ....................................................... 1,000,000 1,208,820
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/44 ....................................................... 6,645,000 7,938,383
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 4%,
11/01/49 ....................................................... 5,115,000 5,651,461
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020A, 4%,
11/01/40 ....................................................... 800,000 918,096
Great Lakes Senior Living Communities LLC, Revenue, 2019A, 5%, 1/01/38 ..... 1,175,000 1,133,440
Great Lakes Senior Living Communities LLC, Revenue, 2019A, 5%, 1/01/54 ..... 1,250,000 1,124,050
Great Lakes Senior Living Communities LLC, Revenue, Second Tier, 2019B, 5%,
1/01/36 ........................................................ 1,105,000 935,570
Great Lakes Senior Living Communities LLC, Revenue, Second Tier, 2019B, 5%,
1/01/49 ........................................................ 3,500,000 2,640,155
Great Lakes Senior Living Communities LLC, Revenue, Second Tier, 2019B, 5.125%,
1/01/54 ........................................................ 2,000,000 1,505,800
Phoenix Children's Hospital Obligated Group, Revenue, 2020A, 5%, 2/01/40 ..... 550,000 692,813
Phoenix Children's Hospital Obligated Group, Revenue, 2020A, 4%, 2/01/50 ..... 11,595,000 12,945,702
Provident Group-NCCU Properties LLC, Revenue, 2019A, BAM Insured, 5%, 6/01/49 3,345,000 3,909,803
Provident Group-NCCU Properties LLC, Revenue, 2019A, BAM Insured, 5%, 6/01/54 3,240,000 3,774,535
Arizona Sports & Tourism Authority , Revenue , 2012 A , Refunding , 5% , 7/01/36 .....
1,550,000 1,609,365
Arizona State University ,
Revenue, 2014, 5%, 8/01/33 ......................................... 2,200,000 2,460,436
Revenue, 2014, 5%, 8/01/34 ......................................... 3,320,000 3,707,411
Revenue, 2014, 5%, 8/01/44 ......................................... 4,145,000 4,570,277
Revenue, 2015 D, 5%, 7/01/41 ........................................ 5,000,000 5,702,050
Revenue, 2015 D, 5%, 7/01/46 ........................................ 5,000,000 5,666,150
Revenue, 2015B, Refunding, 5%, 7/01/41 ............................... 14,070,000 16,045,568

Franklin Tax-Free Trust
Statement of Investments
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
59
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Arizona State University, (continued)
Revenue, 2016 B, 5%, 7/01/42 ........................................ $ 2,000,000 $ 2,338,100
Revenue, 2016 C, 5%, 7/01/46 ........................................ 10,000,000 11,631,200
Revenue, 2017 B, Refunding, 5%, 7/01/43 ............................... 4,005,000 4,754,576
Revenue, 2019A, 5%, 7/01/43 ........................................ 2,100,000 2,607,969
Central Arizona Water Conservation District , Revenue , 2016 , 5% , 1/01/34 .........
1,000,000 1,187,200
City of El Mirage , GO , 2012 , AGMC Insured , 5% , 7/01/42 .....................
2,200,000 2,318,558
City of Glendale ,
Water & Sewer, Revenue, Sub. Lien, 2020, Refunding, 5%, 7/01/29 ............ 1,000,000 1,306,270
Water & Sewer, Revenue, Sub. Lien, 2020, Refunding, 5%, 7/01/30 ............ 1,030,000 1,369,807
City of Goodyear ,
Water & Sewer, Revenue, Sub. Lien, 2011, Pre-Refunded, AGMC Insured, 5.25%,
7/01/31 ........................................................ 1,000,000 1,016,780
Water & Sewer, Revenue, Sub. Lien, 2011, Pre-Refunded, AGMC Insured, 5.5%,
7/01/41 ........................................................ 1,500,000 1,526,400
Water & Sewer, Revenue, Sub. Lien, 2020, Refunding, AGMC Insured, 4%, 7/01/39 600,000 697,530
Water & Sewer, Revenue, Sub. Lien, 2020, AGMC Insured, 4%, 7/01/45 ......... 5,000,000 5,742,050
Water & Sewer, Revenue, Sub. Lien, Second Series, 2020, AGMC Insured, 4%,
7/01/40 ........................................................ 650,000 753,870
Water & Sewer, Revenue, Sub. Lien, Second Series, 2020, AGMC Insured, 4%,
7/01/45 ........................................................ 7,135,000 8,193,905
City of Lake Havasu City ,
Wastewater System, Revenue, 2015B, Refunding, AGMC Insured, 5%, 7/01/40 ... 15,000,000 17,235,000
Wastewater System, Revenue, 2015B, Refunding, AGMC Insured, 5%, 7/01/43 ... 9,155,000 10,481,743
City of Mesa ,
Utility System, Revenue, 2018, 5%, 7/01/32 .............................. 1,000,000 1,257,110
Utility System, Revenue, 2018, 5%, 7/01/34 .............................. 1,265,000 1,579,315
Utility System, Revenue, 2018, 4%, 7/01/38 .............................. 1,425,000 1,639,762
Utility System, Revenue, 2018, 4%, 7/01/39 .............................. 6,135,000 7,043,225
Utility System, Revenue, 2018, 5%, 7/01/42 .............................. 15,000,000 18,338,100
Utility System, Revenue, 2019A, 5%, 7/01/43 ............................. 10,000,000 12,436,400
Utility System, Revenue, 2020, Refunding, 4%, 7/01/34 ..................... 2,500,000 3,025,600
City of Phoenix Civic Improvement Corp. ,
Airport, Revenue, 2017 A, 5%, 7/01/42 .................................. 15,090,000 17,669,485
Airport, Revenue, Junior Lien, 2017 D, Refunding, 4%, 7/01/40 ............... 20,570,000 22,726,970
Airport, Revenue, Junior Lien, 2019 B, 5%, 7/01/44 ........................ 8,500,000 10,181,555
Airport, Revenue, Senior Lien, 2018, 5%, 7/01/48 .......................... 5,000,000 5,873,100
Excise Tax, Revenue, 2015A, Refunding, 5%, 7/01/41 ...................... 10,000,000 11,654,800
Excise Tax, Revenue, 2020 A, Refunding, 4%, 7/01/39 ...................... 1,200,000 1,427,796
Excise Tax, Revenue, 2020 A, Refunding, 4%, 7/01/40 ...................... 800,000 949,376
Excise Tax, Revenue, 2020 A, Refunding, 4%, 7/01/45 ...................... 3,550,000 4,150,695
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 5%, 7/01/34 .................................................. 2,500,000 2,973,750
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 5%, 7/01/37 .................................................. 1,500,000 1,767,270
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 5%, 7/01/38 .................................................. 8,420,000 9,892,658
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 4%, 7/01/45 .................................................. 2,500,000 2,669,200
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/27 ........................................................ 3,945,000 4,931,566
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/28 ........................................................ 2,000,000 2,554,240
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/29 ........................................................ 2,000,000 2,603,080
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/36 ........................................................ 5,000,000 7,251,800

Franklin Tax-Free Trust
Statement of Investments
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
60
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
City of Phoenix Civic Improvement Corp., (continued)
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/37 ........................................................ $ 7,000,000 $ 10,268,160
Wastewater, Revenue, Junior Lien, 2018A, 5%, 7/01/37 ..................... 1,000,000 1,237,690
Wastewater, Revenue, Junior Lien, 2018A, 4%, 7/01/39 ..................... 5,000,000 5,721,750
Water System, Revenue, Junior Lien, 2014A, 5%, 7/01/39 ................... 10,000,000 11,371,000
Water System, Revenue, Junior Lien, 2016, Refunding, 5%, 7/01/39 ............ 5,000,000 5,956,550
Water System, Revenue, Junior Lien, 2020 B, 5%, 7/01/44 ................... 5,000,000 6,354,350
City of Tempe , Revenue , 2011A , Pre-Refunded , 5% , 7/01/31 ...................
2,325,000 2,362,479
City of Tucson ,
Water System, Revenue, 2011, Pre-Refunded, 5%, 7/01/32 .................. 5,000,000 5,080,600
Water System, Revenue, 2020, 4%, 7/01/36 .............................. 650,000 777,913
Water System, Revenue, 2020, 4%, 7/01/37 .............................. 500,000 596,155
Water System, Revenue, 2020, 3%, 7/01/39 .............................. 1,150,000 1,244,128
County of Maricopa , Banner Health Obligated Group , Revenue , 2005 , Pre-Refunded ,
5% , 4/01/35 ...................................................... 12,090,000 13,767,004
County of Pima ,
Sewer System, COP, 2020 B, 5%, 7/01/29 ............................... 1,210,000 1,586,189
Sewer System, COP, 2020 B, 5%, 7/01/30 ............................... 1,000,000 1,331,990
Sewer System, COP, 2020 B, 5%, 7/01/31 ............................... 1,100,000 1,457,379
Glendale Industrial Development Authority ,
Midwestern University, Revenue, 2007, Refunding, 5%, 5/15/31 ............... 3,455,000 3,590,782
People of Faith, Inc. Obligated Group, Revenue, 2020 A, 5%, 5/15/41 ........... 1,500,000 1,695,360
People of Faith, Inc. Obligated Group, Revenue, 2020 A, 5%, 5/15/56 ........... 4,000,000 4,456,800
Glendale Municipal Property Corp. , Revenue , Refunding , 5% , 7/01/38 ............
18,530,000 19,879,347
Golder Ranch Fire District , GO , 2021 , 4% , 7/01/45 ..........................
1,155,000 1,339,777
Industrial Development Authority of the City of Phoenix (The) ,
Downtown Phoenix Student Housing II LLC, Revenue, 2019 A, 5%, 7/01/44 ...... 1,000,000 1,127,550
Downtown Phoenix Student Housing II LLC, Revenue, 2019 A, 5%, 7/01/49 ...... 1,995,000 2,238,629
Downtown Phoenix Student Housing II LLC, Revenue, 2019 A, 5%, 7/01/54 ...... 1,330,000 1,487,286
Downtown Phoenix Student Housing LLC, Revenue, 2018A, Refunding, 5%, 7/01/33 600,000 687,336
Downtown Phoenix Student Housing LLC, Revenue, 2018A, Refunding, 5%, 7/01/37 2,000,000 2,265,600
Downtown Phoenix Student Housing LLC, Revenue, 2018A, Refunding, 5%, 7/01/42 8,550,000 9,565,740
GreatHearts Arizona Obligated Group, Revenue, 2016 A, Refunding, 5%, 7/01/36 . 4,065,000 4,491,988
GreatHearts Arizona Obligated Group, Revenue, 2016 A, Refunding, 5%, 7/01/41 . 1,225,000 1,342,624
GreatHearts Arizona Obligated Group, Revenue, 2016 A, Refunding, 5%, 7/01/46 . 1,335,000 1,454,603
JMF- Higley 2012 LLC, Revenue, 2012, 5%, 12/01/34 ....................... 1,355,000 1,450,704
JMF- Higley 2012 LLC, Revenue, 2012, 5%, 12/01/39 ....................... 5,610,000 5,989,011
Vista College Preparatory Obligated Group, Revenue, 2018A, 5%, 7/01/48 ....... 1,000,000 1,172,420
Industrial Development Authority of the County of Pima (The) ,
Christian Care Tucson, Inc., Revenue, 2017C, Refunding, 5%, 12/15/47 ......... 3,840,000 4,281,792
Christian Care Tucson, Inc., Revenue, Senior Lien, 2017A, Refunding, 5%, 12/15/32 1,765,000 2,013,812
Christian Care Tucson, Inc., Revenue, Senior Lien, 2017A, Refunding, 5%, 6/15/37 2,240,000 2,528,019
Industrial Development Authority of the County of Yavapai (The) ,
Yavapai Community Hospital Association Obligated Group, Revenue, 2016,
Refunding, 5%, 8/01/34 ............................................ 4,250,000 4,955,245
Yavapai Community Hospital Association Obligated Group, Revenue, 2016,
Refunding, 5%, 8/01/36 ............................................ 1,310,000 1,516,993
Yavapai Community Hospital Association Obligated Group, Revenue, 2019,
Refunding, 4%, 8/01/38 ............................................ 1,510,000 1,704,156
Yavapai Community Hospital Association Obligated Group, Revenue, 2019,
Refunding, 5%, 8/01/39 ............................................ 1,350,000 1,669,855
Yavapai Community Hospital Association Obligated Group, Revenue, 2019,
Refunding, 4%, 8/01/43 ............................................ 3,000,000 3,340,590
La Paz County Industrial Development Authority ,
Harmony Public Schools, Revenue, 2021A, 5%, 2/15/23 ..................... 110,000 118,176
Harmony Public Schools, Revenue, 2021A, 5%, 2/15/25 ..................... 90,000 102,491

Franklin Tax-Free Trust
Statement of Investments
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
61
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
La Paz County Industrial Development Authority, (continued)
Harmony Public Schools, Revenue, 2021A, 5%, 2/15/26 ..................... $ 95,000 $ 110,707
Harmony Public Schools, Revenue, 2021A, 5%, 2/15/27 ..................... 75,000 89,180
Harmony Public Schools, Revenue, 2021A, 5%, 2/15/28 ..................... 80,000 96,371
Harmony Public Schools, Revenue, 2021A, 5%, 2/15/29 ..................... 110,000 133,893
Harmony Public Schools, Revenue, 2021A, 5%, 2/15/30 ..................... 100,000 122,578
Harmony Public Schools, Revenue, 2021A, 4%, 2/15/41 ..................... 430,000 471,018
Harmony Public Schools, Revenue, 2021A, 4%, 2/15/46 ..................... 345,000 374,736
Harmony Public Schools, Revenue, 2021A, 4%, 2/15/51 ..................... 580,000 627,647
Maricopa County High School District No. 214 Tolleson Union High School , GO , 2018
A , 5% , 7/01/37 .................................................... 1,000,000 1,210,190
Maricopa County Industrial Development Authority ,
Banner Health Obligated Group, Revenue, A, 4%, 1/01/41 ................... 9,630,000 10,863,603
Banner Health Obligated Group, Revenue, A, 5%, 1/01/41 ................... 37,590,000 45,194,457
Christian Care Obligated Group, Revenue, 2016A, Refunding, 5%, 1/01/36 ...... 3,860,000 4,337,443
Christian Care Obligated Group, Revenue, 2016C, Refunding, 5%, 1/01/40 ...... 9,740,000 10,859,126
Creighton University, Revenue, 2020, 5%, 7/01/47 ......................... 13,000,000 15,916,810
Creighton University, Revenue, 2020, 4%, 7/01/50 ......................... 1,695,000 1,901,824
GreatHearts Arizona Obligated Group, Revenue, 2017A, Refunding, 5%, 7/01/37 .. 1,000,000 1,183,000
GreatHearts Arizona Obligated Group, Revenue, 2017A, Refunding, 5%, 7/01/52 .. 1,000,000 1,158,140
Highland Prep Obligated Group, Revenue, 2019, 5%, 1/01/37 ................ 1,000,000 1,234,920
Highland Prep Obligated Group, Revenue, 2019, 5%, 1/01/50 ................ 1,715,000 2,061,756
HonorHealth Obligated Group, Revenue, 2019A, Refunding, 5%, 9/01/37 ........ 4,025,000 4,980,897
HonorHealth Obligated Group, Revenue, 2019A, Refunding, 5%, 9/01/42 ........ 4,000,000 4,888,720
HonorHealth Obligated Group, Revenue, 2021 A, 4%, 9/01/51 ................ 3,275,000 3,791,107
Legacy Traditional School Obligated Group, Revenue, 2019 A, Refunding, 5%,
7/01/49 ........................................................ 3,920,000 4,632,382
Reid Traditional Schools Painted Rock Academy, Revenue, 2016, 5%, 7/01/36 .... 1,120,000 1,248,285
Reid Traditional Schools Painted Rock Academy, Revenue, 2016, 5%, 7/01/47 .... 3,325,000 3,634,591
Western IB Hunt Groves LP, Revenue, 2001A-1, AMBAC Insured, 5.3%, 12/01/22 . 540,000 540,815
Maricopa County Pollution Control Corp. ,
El Paso Electric Co., Revenue, 2009 B, Refunding, 3.6%, 4/01/40 ............. 13,500,000 14,710,140
El Paso Electric Co., Revenue, 2012 A, Refunding, 4.5%, 8/01/42 ............. 10,000,000 10,336,100
a
Public Service Co. of New Mexico, Revenue, 2003 A, Refunding, Mandatory Put,
1.05%, 6/01/22 .................................................. 4,250,000 4,268,105
Maricopa County School District No. 83-Cartwright Elementary , GO , 2011A , AGMC
Insured , 5.375% , 7/01/30 ............................................ 5,415,000 5,503,156
Maricopa County Unified School District No. 11-Peoria ,
GO, 2013, 5%, 7/01/31 ............................................. 5,100,000 5,607,144
GO, 2018, BAM Insured, 5%, 7/01/33 ................................... 1,000,000 1,219,430
Maricopa County Unified School District No. 48 Scottsdale ,
GO, 2021 D, 3%, 7/01/35 ............................................ 5,625,000 6,274,462
GO, 2021 D, 3%, 7/01/37 ............................................ 1,350,000 1,495,139
Maricopa County Unified School District No. 69 Paradise Valley ,
GO, 2020 Second, 4%, 7/01/32 ....................................... 250,000 302,472
GO, 2020 Second, 4%, 7/01/38 ....................................... 1,060,000 1,275,403
GO, 2020 Second, 4%, 7/01/39 ....................................... 900,000 1,080,063
Maricopa County Unified School District No. 95 Queen Creek ,
GO, 2018, 5%, 7/01/33 ............................................. 500,000 585,495
GO, 2018, 5%, 7/01/37 ............................................. 1,200,000 1,394,832
McAllister Academic Village LLC ,
Arizona State University, Revenue, 2016 A, Refunding, 5%, 7/01/33 ............ 2,000,000 2,350,640
Arizona State University, Revenue, 2016 A, Refunding, 5%, 7/01/38 ............ 2,000,000 2,324,280
Arizona State University, Revenue, 2016 A, Refunding, 5%, 7/01/39 ............ 1,000,000 1,160,140

Franklin Tax-Free Trust
Statement of Investments
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
62
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Mohave County Union High School District No. 2 Colorado River , GO , 2017 , 5% ,
7/01/35 ......................................................... $ 1,000,000 $ 1,196,640
Northern Arizona University ,
Revenue, 2013, 5%, 8/01/26 ......................................... 2,380,000 2,609,718
Revenue, 2014, Pre-Refunded, 5%, 6/01/40 .............................. 2,820,000 3,232,143
Revenue, 2014, 5%, 6/01/40 ......................................... 4,545,000 4,981,729
Revenue, 2014, Pre-Refunded, 5%, 6/01/44 .............................. 8,005,000 9,188,939
Revenue, 2020 B, Refunding, BAM Insured, 5%, 6/01/38 .................... 4,000,000 4,984,320
Revenue, 2020 B, Refunding, BAM Insured, 5%, 6/01/39 .................... 1,355,000 1,683,669
Pima County Unified School District No. 20 Vail , GO , 2016 , Refunding , BAM Insured ,
5% , 7/01/36 ...................................................... 3,305,000 3,941,047
Pima County Unified School District No. 30 Sahuarita ,
GO, 2017, BAM Insured, 5%, 7/01/33 ................................... 2,665,000 3,204,982
GO, 2017, BAM Insured, 5%, 7/01/34 ................................... 2,800,000 3,358,068
Pima County Unified School District No. 6 Marana ,
GO, 2017C, BAM Insured, 5%, 7/01/36 ................................. 2,385,000 2,869,847
GO, 2018-D, AGMC Insured, 5%, 7/01/38 ............................... 2,500,000 2,993,725
Pinal County Community College District , Revenue , 2017 , BAM Insured , 5% , 7/01/34
1,065,000 1,271,780
Pinal County Electric District No. 3 ,
Revenue, 2011, Pre-Refunded, 5.25%, 7/01/33 ........................... 1,500,000 1,525,425
Revenue, 2011, Pre-Refunded, 5.25%, 7/01/41 ........................... 6,800,000 6,915,260
Revenue, 2016, Refunding, 5%, 7/01/35 ................................. 1,195,000 1,421,584
Salt River Project Agricultural Improvement & Power District ,
Revenue, 2012 A, Refunding, 5%, 12/01/30 .............................. 4,500,000 4,761,945
Revenue, 2016 A, Refunding, 5%, 1/01/38 ............................... 9,745,000 11,716,804
Revenue, 2017A, Refunding, 5%, 1/01/37 ............................... 10,000,000 12,311,900
Revenue, 2017A, Refunding, 5%, 1/01/38 ............................... 3,310,000 4,065,110
Revenue, 2017A, Refunding, 5%, 1/01/39 ............................... 5,605,000 6,867,414
Revenue, 2019 A, 5%, 1/01/47 ........................................ 5,000,000 6,288,150
Salt Verde Financial Corp. ,
Revenue, 2007-1, 5%, 12/01/32 ....................................... 10,000,000 13,120,400
Revenue, 2007-1, 5%, 12/01/37 ....................................... 5,000,000 6,907,100
Student & Academic Services LLC ,
Revenue, 2014, BAM Insured, 5%, 6/01/33 .............................. 1,000,000 1,129,270
Revenue, 2014, BAM Insured, 5%, 6/01/39 .............................. 1,400,000 1,570,926
Revenue, 2014, BAM Insured, 5%, 6/01/44 .............................. 3,155,000 3,524,104
Town of Gilbert , Revenue, Sub. Lien , 2015 , 5% , 7/01/45 ......................
10,000,000 11,348,400
Town of Queen Creek ,
Excise Tax, Revenue, 2018 A, 5%, 8/01/42 ............................... 2,500,000 3,052,075
Excise Tax, Revenue, 2018 A, 5%, 8/01/47 ............................... 5,000,000 6,054,950
Excise Tax, Revenue, 2020, 4%, 8/01/45 ................................ 5,710,000 6,656,775
Excise Tax, Revenue, 2020, 4%, 8/01/50 ................................ 8,740,000 10,139,711
University Medical Center Corp. ,
Banner-University Medical Center Tucson Campus LLC, Revenue, 2011, Pre-
Refunded, 6%, 7/01/39 ............................................ 5,000,000 5,095,950
Banner-University Medical Center Tucson Campus LLC, Revenue, 2013, Pre-
Refunded, 5.625%, 7/01/36 ......................................... 5,000,000 5,620,350
University of Arizona (The) ,
Revenue, 2013, Pre-Refunded, 5%, 8/01/38 .............................. 4,360,000 4,853,595
Revenue, 2013, 5%, 8/01/38 ......................................... 5,790,000 6,285,856
Revenue, 2016, Refunding, 5%, 6/01/39 ................................. 2,750,000 3,223,275
Revenue, 2018 A, 5%, 6/01/43 ........................................ 5,000,000 6,052,150
Revenue, 2019 A, 5%, 6/01/42 ........................................ 2,000,000 2,479,940
Revenue, 2020 A, Refunding, 4%, 8/01/44 ............................... 11,245,000 12,720,007
968,320,470

Franklin Tax-Free Trust
Statement of Investments
Franklin Arizona Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
63
s
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories 3.3%
Guam 1.3%
Guam Power Authority ,
Revenue, 2014A, AGMC Insured, 5%, 10/01/39 ........................... $ 6,490,000 $ 7,209,417
Revenue, 2014A, AGMC Insured, 5%, 10/01/44 ........................... 5,325,000 5,887,959
13,097,376
Puerto Rico 2.0%
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 3,700,000 4,156,247
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 750,000 930,885
Revenue, 2007 N, Refunding, AGMC Insured, 5.5%, 7/01/29 ................. 770,000 938,784
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/32 ................... 1,970,000 2,419,140
Revenue, CC, Refunding, AGMC Insured, 5.5%, 7/01/31 .................... 2,790,000 3,468,556
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 2,290,000 2,877,041
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 5,050,000 5,699,279
20,489,932
Total U.S. Territories .................................................................... 33,587,308
Total Municipal Bonds (Cost $939,056,643) .....................................
1,001,907,778
a a a a
Short Term Investments 2.3%
Municipal Bonds 2.3%
Arizona 2.3%
b
Arizona Health Facilities Authority , Banner Health Obligated Group , Revenue , 2015 C ,
LOC Bank of America NA , Daily VRDN and Put , 0.01% , 1/01/46 ............... 10,835,000 10,835,000
b
Arizona Industrial Development Authority , Phoenix Children's Hospital , Revenue , 2019
A , Refunding , LOC JPMorgan Chase Bank NA , Daily VRDN and Put , 0.01% , 2/01/48 12,400,000 12,400,000
23,235,000
Total Municipal Bonds (Cost $23,235,000) ......................................
23,235,000
Total Short Term Investments (Cost $23,235,000 ) ................................
23,235,000
a
Total Investments (Cost $962,291,643) 100.5% ..................................
$1,025,142,778
Other Assets, less Liabilities (0.5)% ...........................................
(5,085,221)
Net Assets 100.0% ...........................................................
$1,020,057,557
See Abbreviations on page 170 .
a
The maturity date shown represents the mandatory put date.
b
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Colorado Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
64
a
Year Ended February 28, Year Ended
February 28,
2019
b
2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ............................................ $11.96 $11.32 $11.28
Income from investment operations
c
:
Net investment income
d
.................................................. 0.28 0.31 0.17
Net realized and unrealized gains (losses) .................................... (0.27) 0.66 0.04
Total from investment operations ............................................. 0.01 0.97 0.21
Less distributions from:
Net investment income ................................................... (0.28) (0.33) (0.17)
Net asset value, end of year ................................................ $11.69 $11.96 $11.32
Total return
e
............................................................ 0.07% 8.69% 1.89%
Ratios to average net assets
f
Expenses
g
............................................................. 0.83% 0.84% 0.84%
Net investment income .................................................... 2.40% 2.72% 3.14%
Supplemental data
Net assets, end of year (000’s) .............................................. $119,598 $87,684 $35,153
Portfolio turnover rate ..................................................... 19.32% 15.00% 10.85%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
65
a
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.96 $11.31 $11.32 $11.66 $11.94
Income from investment operations
b
:
Net investment income
c
......................... 0.30 0.33 0.37 0.37 0.44
Net realized and unrealized gains (losses) ........... (0.29) 0.67 (0.01) (0.32) (0.28)
Total from investment operations .................... 0.01 1.00 0.36 0.05 0.16
Less distributions from:
Net investment income .......................... (0.29) (0.35) (0.37) (0.39) (0.44)
Net asset value, end of year ....................... $11.68 $11.96 $11.31 $11.32 $11.66
Total return
d
................................... 0.13% 8.95% 3.28% 0.38% 1.31%
Ratios to average net assets
Expenses ..................................... 0.68%
e
0.69%
e
0.69%
e
0.68%
f
0.65%
Net investment income ........................... 2.57% 2.87% 3.29% 3.23% 3.67%
Supplemental data
Net assets, end of year (000’s) ..................... $422,411 $477,155 $462,925 $521,249 $553,317
Portfolio turnover rate ............................ 19.32% 15.00% 10.85% 16.78% 13.61%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
66
a
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.11 $11.45 $11.46 $11.79 $12.07
Income from investment operations
b
:
Net investment income
c
......................... 0.24 0.27 0.31 0.32 0.38
Net realized and unrealized gains (losses) ........... (0.29) 0.68 (0.01) (0.33) (0.29)
Total from investment operations .................... (0.05) 0.95 0.30 (0.01) 0.09
Less distributions from:
Net investment income .......................... (0.23) (0.29) (0.31) (0.32) (0.37)
Net asset value, end of year ....................... $11.83 $12.11 $11.45 $11.46 $11.79
Total return
d
................................... (0.41)% 8.36% 2.67% (0.10)% 0.73%
Ratios to average net assets
Expenses ..................................... 1.22%
e
1.24%
e
1.24%
e
1.23%
f
1.20%
Net investment income ........................... 2.01% 2.32% 2.74% 2.68% 3.12%
Supplemental data
Net assets, end of year (000’s) ..................... $50,968 $66,329 $69,045 $99,811 $115,472
Portfolio turnover rate ............................ 19.32% 15.00% 10.85% 16.78% 13.61%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
67
a
Year Ended February 28, Year Ended
February 28,
2018
b
2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $11.97 $11.32 $11.33 $11.64
Income from investment operations
c
:
Net investment income
d
...................................... 0.32 0.35 0.39 0.23
Net realized and unrealized gains (losses) ........................ (0.29) 0.66 (0.01) (0.32)
Total from investment operations ................................. 0.03 1.01 0.38 (0.09)
Less distributions from:
Net investment income ....................................... (0.31) (0.36) (0.39) (0.22)
Net asset value, end of year .................................... $11.69 $11.97 $11.32 $11.33
Total return
e
................................................ 0.27% 9.09% 3.40% (0.79)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ................... 0.56% 0.56% 0.58% 0.57%
Expenses net of waiver and payments by affiliates .................... 0.54%
g
0.55%
g
0.55%
g
0.54%
Net investment income ........................................ 2.68% 3.01% 3.43% 3.37%
Supplemental data
Net assets, end of year (000’s) .................................. $19,296 $14,297 $8,396 $7,678
Portfolio turnover rate ......................................... 19.32% 15.00% 10.85% 16.78%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
68
a
Year Ended February 28,
2021 2020
a
2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.96 $11.31 $11.32 $11.66 $11.94
Income from investment operations
b
:
Net investment income
c
......................... 0.31 0.35 0.38 0.39 0.45
Net realized and unrealized gains (losses) ........... (0.28) 0.66 (—)
d
(0.33) (0.28)
Total from investment operations .................... 0.03 1.01 0.38 0.06 0.17
Less distributions from:
Net investment income .......................... (0.31) (0.36) (0.39) (0.40) (0.45)
Net asset value, end of year ....................... $11.68 $11.96 $11.31 $11.32 $11.66
Total return .................................... 0.23% 9.06% 3.38% 0.48% 1.41%
Ratios to average net assets
Expenses ..................................... 0.58%
e
0.59%
e
0.59%
e
0.58%
f
0.55%
Net investment income ........................... 2.66% 2.97% 3.39% 3.33% 3.77%
Supplemental data
Net assets, end of year (000’s) ..................... $132,696 $115,924 $92,530 $79,093 $73,538
Portfolio turnover rate ............................ 19.32% 15.00% 10.85% 16.78% 13.61%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments, February 28, 2021
Franklin Colorado Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
69
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 99.8%
Colorado 99.0%
Adams & Weld Counties School District No. 27J Brighton , GO , 2015 , 5% , 12/01/40 ..
$ 7,500,000 $ 8,833,950
Adams 12 Five Star Schools , GO , 2016B , Refunding , 5% , 12/15/36 ..............
5,000,000 6,077,250
Adams State University ,
Revenue, 2012, Pre-Refunded, 5%, 5/15/37 .............................. 370,000 389,799
Revenue, 2012, 5%, 5/15/37 ......................................... 630,000 656,819
Revenue, 2019 A, Refunding, 4%, 5/15/42 ............................... 1,515,000 1,700,754
Anthem West Metropolitan District , GO , 2015 , Refunding , BAM Insured , 5% , 12/01/35
3,000,000 3,510,840
Arapahoe County School District No. 1 Englewood , GO , 2017 , 5% , 12/01/42 .......
7,000,000 8,401,190
Arapahoe County School District No. 5 Cherry Creek ,
GO, 2021, 5%, 12/15/35 ............................................. 2,250,000 2,995,155
GO, 2021, 5%, 12/15/36 ............................................. 2,965,000 3,930,849
GO, 2021, 5%, 12/15/37 ............................................. 1,000,000 1,320,150
Arapahoe County School District No. 6 Littleton , GO , 2019A , 5.5% , 12/01/43 .......
12,980,000 16,496,022
Arapahoe County Water & Wastewater Authority , Revenue , 2019 , Refunding , 4% ,
12/01/37 ........................................................ 1,000,000 1,197,600
Auraria Higher Education Center , Revenue , 2013A , AGMC Insured , 5% , 4/01/34 ....
6,150,000 6,680,130
Board of Governors of Colorado State University System ,
Revenue, 2013A, Refunding, 5%, 3/01/43 ............................... 5,000,000 7,001,600
Revenue, Pre-Refunded, 5%, 3/01/44 .................................. 5,135,000 5,623,225
Revenue, 2015A, Pre-Refunded, 5%, 3/01/40 ............................. 3,990,000 4,682,385
Revenue, 2015A, 5%, 3/01/40 ........................................ 3,010,000 3,358,678
Revenue, 2016B, Refunding, 5%, 3/01/41 ............................... 1,000,000 1,164,960
Revenue, 2017E, Refunding, 4%, 3/01/43 ............................... 4,500,000 5,028,210
Revenue, 2019A, Refunding, 5%, 3/01/49 ............................... 4,000,000 4,939,840
Revenue, A, Refunding, 4%, 3/01/40 ................................... 5,000,000 5,586,350
Board of Water Commissioners City & County of Denver (The) , Revenue , 2017A , 5% ,
9/15/47 ......................................................... 10,000,000 12,011,200
Boulder Valley School District No. Re-2 Boulder , GO , 2015 , 5% , 12/01/41 .........
5,000,000 5,800,150
Castle Oaks Metropolitan District No. 3 , GO , 2020 , Refunding , AGMC Insured , 4% ,
12/01/50 ........................................................ 1,150,000 1,312,656
Centennial Water & Sanitation District ,
Revenue, 2019, 5%, 12/01/43 ........................................ 3,000,000 3,680,010
Revenue, 2019, 5.25%, 12/01/48 ...................................... 6,760,000 8,332,308
Central Weld County Water District , Revenue , 2020 , AGMC Insured , 4% , 12/01/40 ..
1,000,000 1,168,420
Cherokee Metropolitan District , Revenue , 2020 , BAM Insured , 4% , 8/01/50 ........
2,000,000 2,314,760
City & County of Denver ,
Revenue, 2016 A, Refunding, 4%, 8/01/46 ............................... 3,500,000 3,844,225
Revenue, 2018 A-1, 5%, 8/01/48 ...................................... 5,000,000 5,851,050
Airport System, Revenue, 2013B, 5%, 11/15/43 ........................... 5,000,000 5,510,400
Airport System, Revenue, 2018 B, Refunding, 5%, 12/01/43 .................. 5,000,000 6,061,000
Airport System, Revenue, 2018 B, Refunding, 5%, 12/01/48 .................. 4,440,000 5,347,447
Airport System, Revenue, 2019 C, Refunding, 5%, 11/15/35 .................. 3,000,000 3,795,510
City of Aurora ,
Water, Revenue, First Lien, 2016, Refunding, 5%, 8/01/41 ................... 3,000,000 3,558,420
Water, Revenue, First Lien, 2016, Refunding, 5%, 8/01/46 ................... 5,000,000 5,885,050
City of Colorado Springs ,
Utilities System, Revenue, 2013B-1, 5%, 11/15/38 ......................... 4,000,000 4,445,680
Utilities System, Revenue, 2014A-2, 5%, 11/15/44 ......................... 5,000,000 5,698,250
Utilities System, Revenue, 2015A, Refunding, 5%, 11/15/40 .................. 3,000,000 3,526,350
Utilities System, Revenue, 2015A, Refunding, 5%, 11/15/45 .................. 2,665,000 3,107,283
Utilities System, Revenue, 2017A-2, Refunding, 5%, 11/15/47 ................ 6,000,000 7,214,340
Utilities System, Revenue, 2018 A-4, 5%, 11/15/48 ......................... 5,000,000 6,128,200
Utilities System, Revenue, 2020 C, 5%, 11/15/50 .......................... 3,000,000 3,800,340

Franklin Tax-Free Trust
Statement of Investments
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
70
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
City of Commerce City , Revenue , 2016 , AGMC Insured , 5% , 8/01/41 .............
$ 4,000,000 $ 4,733,120
City of Fort Collins , Electric Utility Enterprise , Revenue , 2018A , 5% , 12/01/42 ......
13,500,000 16,356,735
City of Grand Junction ,
COP, 2021, 4%, 12/01/40 ............................................ 1,500,000 1,774,410
COP, 2021, 4%, 12/01/45 ............................................ 1,000,000 1,165,810
Revenue, 2020 B, 4%, 3/01/45 ........................................ 1,500,000 1,739,205
Revenue, 2020 B, 4%, 3/01/49 ........................................ 1,240,000 1,432,237
Colorado Educational & Cultural Facilities Authority ,
Alexander Dawson School LLC (The), Revenue, 2010, 5%, 2/15/40 ............ 5,280,000 5,295,840
Pinnacle Charter School, Inc., Revenue, 2021A, Refunding, 4%, 12/01/50 ....... 5,820,000 6,616,060
Union Colony Schools, Revenue, 2018, Refunding, 5%, 4/01/48 ............... 715,000 839,696
University of Denver, Revenue, 2017, 5%, 3/01/47 ......................... 3,950,000 4,585,081
West Ridge Academy Charter School, Revenue, 2019A, Refunding, 5%, 6/01/49 .. 400,000 432,916
Windsor Charter Academy, Revenue, 2020, Refunding, 4%, 9/01/50 ............ 1,400,000 1,583,498
Colorado Health Facilities Authority ,
Adventist Health System/Sunbelt Obligated Group, Revenue, 2016A, Refunding, 4%,
11/15/41 ....................................................... 3,000,000 3,284,580
Adventist Health System/Sunbelt Obligated Group, Revenue, 2019 A, Refunding, 5%,
11/15/37 ....................................................... 5,000,000 6,273,650
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/35 ....................................................... 1,575,000 1,827,299
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/37 ....................................................... 850,000 978,630
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/38 ....................................................... 705,000 809,072
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/39 ....................................................... 835,000 955,666
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/40 ....................................................... 725,000 827,406
BSLC Obligated Group, Revenue, 2018 A-1, Refunding, 5%, 9/15/48 ........... 3,000,000 3,306,240
BSLC Obligated Group, Revenue, 2018 A-1, Refunding, 4.75%, 9/15/53 ......... 1,500,000 1,607,835
Children's Hospital Colorado Obligated Group, Revenue, 2016A, 5%, 12/01/44 .... 5,000,000 5,722,900
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/37 3,000,000 3,704,310
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/39 2,000,000 2,454,700
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 4%, 8/01/49 5,000,000 5,524,150
Covenant Living Communities and Services Obligated Group, Revenue, 2013A, Pre-
Refunded, 5.75%, 12/01/36 ......................................... 5,000,000 5,744,950
Covenant Living Communities and Services Obligated Group, Revenue, 2015A,
Refunding, 5%, 12/01/35 ........................................... 7,150,000 7,935,928
Covenant Living Communities and Services Obligated Group, Revenue, 2018 A, 5%,
12/01/48 ....................................................... 5,000,000 5,684,000
Covenant Living Communities and Services Obligated Group, Revenue, 2020A,
Refunding, 4%, 12/01/50 ........................................... 5,700,000 6,283,224
Evangelical Lutheran Good Samaritan Obligated Group, Revenue, 2012, Pre-
Refunded, 5%, 12/01/33 ........................................... 2,500,000 2,650,050
Evangelical Lutheran Good Samaritan Obligated Group, Revenue, 2013, Pre-
Refunded, 5.5%, 6/01/33 .......................................... 1,000,000 1,116,850
Evangelical Lutheran Good Samaritan Obligated Group, Revenue, 2013, Pre-
Refunded, 5.625%, 6/01/43 ......................................... 4,000,000 4,478,600
Evangelical Lutheran Good Samaritan Obligated Group, Revenue, 2015A, Pre-
Refunded, 5%, 6/01/40 ............................................ 4,000,000 4,740,640
Evangelical Lutheran Good Samaritan Obligated Group, Revenue, 2015A, Pre-
Refunded, 5%, 6/01/45 ............................................ 2,750,000 3,259,190
Evangelical Lutheran Good Samaritan Obligated Group, Revenue, 2017, Pre-
Refunded, 5%, 6/01/47 ............................................ 6,000,000 7,482,780
Parkview Medical Center, Inc. Obligated Group, Revenue, 2016, 5%, 9/01/46 ..... 5,000,000 5,643,400
Parkview Medical Center, Inc. Obligated Group, Revenue, 2020A, 4%, 9/01/50 .... 6,275,000 6,934,942

Franklin Tax-Free Trust
Statement of Investments
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
71
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Colorado Health Facilities Authority, (continued)
Sanford Obligated Group, Revenue, 2019A, Refunding, 4%, 11/01/39 ........... $ 1,000,000 $ 1,166,820
Sanford Obligated Group, Revenue, 2019A, Refunding, 5%, 11/01/44 ........... 10,455,000 12,954,059
Sisters of Charity of Leavenworth Health System, Inc. Obligated Group, Revenue,
2019 A, Refunding, 4%, 1/01/38 ..................................... 3,660,000 4,276,747
Valley View Hospital Association, Revenue, 2015, 5%, 5/15/40 ................ 2,000,000 2,217,600
Valley View Hospital Association, Revenue, 2015, 5%, 5/15/45 ................ 1,000,000 1,100,770
Colorado High Performance Transportation Enterprise , Revenue , 2017 , 5% , 12/31/47
2,555,000 2,867,247
Colorado Higher Education , COP , 2020 , 4% , 9/01/39 .........................
4,010,000 4,826,035
Colorado Housing and Finance Authority ,
Revenue, 2019 B-1, I, 3.15%, 10/01/44 ................................. 1,000,000 1,051,920
Revenue, 2019 B-1, I, 3.25%, 10/01/49 ................................. 1,000,000 1,051,920
Colorado Mesa University ,
Revenue, 2016, 5%, 5/15/45 ......................................... 4,000,000 4,555,960
Revenue, 2019 B, 5%, 5/15/44 ........................................ 1,000,000 1,211,300
Revenue, 2019 B, 5%, 5/15/49 ........................................ 1,565,000 1,884,229
Colorado School of Mines ,
Revenue, 2012 B, 5%, 12/01/32 ....................................... 110,000 118,248
Revenue, 2017 A, 5%, 12/01/42 ....................................... 2,450,000 2,912,633
Revenue, 2017 A, 5%, 12/01/47 ....................................... 3,000,000 3,541,920
Colorado Water Resources & Power Development Authority ,
Revenue, 2011C, Pre-Refunded, 5%, 9/01/36 ............................. 1,900,000 1,946,075
Revenue, 2013A, AGMC Insured, 5%, 9/01/38 ............................ 1,210,000 1,284,415
Commerce City , Northern Infrastructure General Improvement District , GO , 2013 ,
Refunding , AGMC Insured , 5% , 12/01/31 ................................ 2,040,000 2,199,283
County of Pueblo , COP , 2012 , Pre-Refunded , AGMC Insured , 5% , 9/15/42 ........
10,000,000 10,737,400
Crystal Valley Metropolitan District No. 2 , GO , 2020 A , Refunding , AGMC Insured , 3% ,
12/01/49 ........................................................ 3,000,000 3,074,220
Denver City & County School District No. 1 ,
COP, 2013C, 5%, 12/15/30 .......................................... 4,000,000 4,475,880
COP, 2020 A, 5%, 12/01/42 .......................................... 2,000,000 2,536,120
GO, 2017, 5%, 12/01/41 ............................................. 12,440,000 14,937,828
GO, 2021, 4%, 12/01/45 ............................................. 5,000,000 5,925,800
Denver Convention Center Hotel Authority , Revenue, Senior Lien , 2016 , Refunding ,
5% , 12/01/40 ..................................................... 9,775,000 11,029,719
Denver Health & Hospital Authority ,
COP, 2018, 5%, 12/01/48 ............................................ 5,255,000 6,205,524
Revenue, 2014A, 5.25%, 12/01/45 ..................................... 9,250,000 9,987,780
Revenue, 2019 A, Refunding, 5%, 12/01/30 .............................. 1,000,000 1,271,620
Revenue, 2019 A, Refunding, 5%, 12/01/31 .............................. 1,400,000 1,768,550
Revenue, 2019 A, Refunding, 5%, 12/01/33 .............................. 3,300,000 4,119,819
Denver International Business Center Metropolitan District No. 1 , GO , 2019 A , 4% ,
12/01/48 ........................................................ 350,000 362,666
Eagle River Water and Sanitation District ,
GO, 2016, 5%, 12/01/45 ............................................. 1,360,000 1,606,650
Revenue, 2012, Pre-Refunded, 5%, 12/01/42 ............................. 3,500,000 3,788,995
Revenue, 2020 A, AGMC Insured, 4%, 12/01/49 ........................... 7,200,000 8,251,056
East Cherry Creek Valley Water and Sanitation District , Revenue , 2019 A , 4% , 11/15/38
1,000,000 1,155,440
Flying Horse Metropolitan District No. 2 ,
GO, 2020 A, Refunding, AGMC Insured, 4%, 12/01/44 ...................... 520,000 602,347
GO, 2020 A, Refunding, AGMC Insured, 4%, 12/01/50 ...................... 875,000 1,011,124

Franklin Tax-Free Trust
Statement of Investments
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
72
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Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Ignacio School District 11JT , GO , 2012 , Pre-Refunded , 5% , 12/01/31 .............
$ 1,215,000 $ 1,258,801
Larimer County School District No. R-1 Poudre , GO , 2018 , 5% , 12/15/40 ..........
5,000,000 6,246,700
Little Thompson Water District , Revenue , 2020 , 4% , 12/01/50 ..................
1,200,000 1,421,328
Meridian Metropolitan District , GO , 2011 A , Pre-Refunded , 5% , 12/01/41 ..........
5,000,000 5,174,500
Metropolitan State University of Denver , Revenue , 2016 , 5% , 12/01/45 ...........
4,000,000 4,539,040
Morgan County Quality Water District , Revenue , 2020 , AGMC Insured , 4% , 12/01/50
1,200,000 1,381,008
Park 70 Metropolitan District ,
GO, 2016, Refunding, 5%, 12/01/36 .................................... 1,000,000 1,141,640
GO, 2016, Refunding, 5%, 12/01/46 .................................... 1,500,000 1,689,630
Park Creek Metropolitan District ,
Revenue, 2017A, 5%, 12/01/41 ....................................... 3,000,000 3,407,010
Revenue, 2017A, 5%, 12/01/46 ....................................... 2,500,000 2,822,250
Revenue, Senior Lien, 2015 A, Refunding, 5%, 12/01/45 .................... 7,000,000 7,905,660
Revenue, Senior Lien, 2018A, 5%, 12/01/46 .............................. 2,875,000 3,372,576
Parker Water & Sanitation District , Revenue , 2018 , 5% , 11/01/42 ................
6,475,000 7,796,742
Patriot Park Metropolitan District No. 2 , GO , 2021 , 4.3% , 12/01/50 ...............
550,000 548,135
Platte River Power Authority , Revenue , II , Pre-Refunded , 5% , 6/01/37 ............
12,000,000 12,720,240
Public Authority for Colorado Energy , Revenue , 2008 , 6.5% , 11/15/38 ............
9,900,000 14,840,298
Pueblo City Schools , GO , 2020 , 5% , 12/15/38 ..............................
3,000,000 3,814,710
Pueblo Urban Renewal Authority ,
Revenue, 2011-B, Pre-Refunded, 5.25%, 12/01/28 ......................... 1,000,000 1,037,920
Revenue, 2011-B, Pre-Refunded, 5.5%, 12/01/31 .......................... 1,010,000 1,050,178
Revenue, 2011-B, Pre-Refunded, 5.25%, 12/01/38 ......................... 3,615,000 3,752,081
Regional Transportation District ,
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 4%, 7/15/36 ........ 750,000 877,785
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 4%, 7/15/38 ........ 700,000 813,386
Sales Tax, Revenue, 2016 A, 5%, 11/01/41 ............................... 10,000,000 11,871,900
Sales Tax, Revenue, 2016 A, 5%, 11/01/46 ............................... 11,000,000 12,960,970
Sales Tax, Revenue, 2021 B, Refunding, 5%, 11/01/29 ...................... 5,000,000 6,593,450
Roaring Fork Transportation Authority , Revenue , 2019 , Refunding , 4% , 12/01/44 ....
1,000,000 1,139,340
Sand Creek Metropolitan District , GO , 2020 B , Refunding , AGMC Insured , 4% ,
12/01/40 ........................................................ 2,665,000 3,113,839
Silver Peaks Metropolitan District No. 3 , GO, Senior Lien , 2020A , 5% , 12/01/50 .....
500,000 522,150
South Timnath Metropolitan District No. 2 , GO , 2016 , Refunding , 5% , 12/01/42 .....
5,690,000 6,468,335
State of Colorado ,
COP, 2013I, Pre-Refunded, 5%, 3/15/36 ................................. 3,000,000 3,420,930
COP, 2017 J, 5.25%, 3/15/42 ......................................... 5,000,000 6,032,450
COP, 2019 O, 4%, 3/15/44 ........................................... 5,000,000 5,676,900
COP, 2020, Refunding, 4%, 6/15/39 .................................... 1,000,000 1,170,450
COP, 2020, Refunding, 4%, 6/15/40 .................................... 1,315,000 1,535,197
COP, 2020, Refunding, 4%, 6/15/41 .................................... 1,275,000 1,483,501
COP, 2020 A, 4%, 12/15/39 .......................................... 2,750,000 3,251,105
COP, 2020R, 4%, 3/15/45 ........................................... 7,000,000 8,028,580
University of Colorado, COP, 2013A, Refunding, 5%, 11/01/29 ................ 3,105,000 3,451,673
Sterling Hills West Metropolitan District , GO , 2017 , Refunding , 5% , 12/01/39 .......
1,125,000 1,318,039
Sterling Ranch Community Authority Board ,
Sterling Ranch Colorado Metropolitan District No. 2, Revenue, 2020 A, Refunding,
3.75%, 12/01/40 ................................................. 500,000 540,680
Sterling Ranch Colorado Metropolitan District No. 2, Revenue, 2020 A, Refunding,
4.25%, 12/01/50 ................................................. 1,250,000 1,374,262
Thompson Crossing Metropolitan District No. 2 , GO , 2016B , Refunding , AGMC
Insured , 5% , 12/01/46 .............................................. 4,500,000 5,265,000
Town of Castle Rock ,
Sales & Use Tax, Revenue, 2013, Pre-Refunded, 5%, 6/01/31 ................ 1,800,000 1,990,188
Sales & Use Tax, Revenue, 2013, Pre-Refunded, 5%, 6/01/32 ................ 1,845,000 2,039,943
Sales & Use Tax, Revenue, 2013, Pre-Refunded, 5%, 6/01/35 ................ 2,775,000 3,068,206

Franklin Tax-Free Trust
Statement of Investments
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
73
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Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Town of Firestone , Water Enterprise , Revenue , 2020 , Refunding , BAM Insured , 4% ,
12/01/49 ........................................................ $ 1,400,000 $ 1,618,736
Town of Monument ,
COP, 2020, AGMC Insured, 4%, 12/01/40 ............................... 1,000,000 1,110,110
COP, 2020, AGMC Insured, 4%, 12/01/45 ............................... 1,000,000 1,097,710
University of Colorado ,
Revenue, 2015A, Pre-Refunded, 5%, 6/01/38 ............................. 5,655,000 6,715,200
Revenue, 2018 B, 5%, 6/01/48 ........................................ 5,000,000 6,030,550
Revenue, 2019B, Refunding, 5%, 6/01/44 ............................... 3,385,000 4,192,593
Revenue, 2019B, Refunding, 5%, 6/01/49 ............................... 3,295,000 4,056,606
University of Northern Colorado , Revenue , 2011A , Pre-Refunded , 5% , 6/01/30 .....
1,690,000 1,710,162
Upper Eagle Regional Water Authority , Revenue , 2020 , Refunding , AGMC Insured , 4% ,
12/01/50 ........................................................ 2,500,000 2,888,925
Vauxmont Metropolitan District ,
GO, 2019, Refunding, AGMC Insured, 5%, 12/15/27 ........................ 380,000 441,268
GO, 2019, Refunding, AGMC Insured, 5%, 12/15/32 ........................ 480,000 548,438
Weld County School District No. 6 Greeley , GO , 2020 , 5% , 12/01/40 .............
8,750,000 11,143,213
Weld County School District No. RE-4 , GO , 2016 , 5.25% , 12/01/41 ..............
5,000,000 6,082,050
Weld County School District No. Re-5J , GO , 2021 , 4% , 12/01/45 ................
5,000,000 5,925,800
Winter Farm Metropolitan District No. 2 ,
GO, 2019, Refunding, AGMC Insured, 5%, 12/01/39 ........................ 630,000 766,590
GO, 2019, Refunding, AGMC Insured, 5%, 12/01/44 ........................ 500,000 600,390
Woodmoor Water & Sanitation District No. 1 , Revenue , 2011 , 5% , 12/01/36 ........
5,000,000 5,166,800
737,793,971
U.S. Territories 0.8%
Guam 0.3%
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 ......... 1,500,000 1,807,485
Puerto Rico 0.5%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,200,000 1,347,972
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/34 .................... 1,000,000 1,132,860
Puerto Rico Highway & Transportation Authority , Revenue , L , Refunding , AGMC
Insured , 5.25% , 7/01/41 ............................................. 1,000,000 1,256,350
3,737,182
Total U.S. Territories .................................................................... 5,544,667
Total Municipal Bonds (Cost $696,778,407) .....................................
743,338,638
a a a a

Franklin Tax-Free Trust
Statement of Investments
Franklin Colorado Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
74
s
Short Term Investments 0.3%
a a
Principal Amount
a
Value
Municipal Bonds 0.3%
Colorado 0.3%
a
City & County of Denver , COP , 2008A2 , Refunding , SPA JPMorgan Chase Bank NA ,
Daily VRDN and Put , 0.01% , 12/01/29 .................................. $ 2,210,000 $ 2,210,000
Total Municipal Bonds (Cost $2,210,000) .......................................
2,210,000
Total Short Term Investments (Cost $2,210,000 ) .................................
2,210,000
a
Total Investments (Cost $698,988,407) 100.1% ..................................
$745,548,638
Other Assets, less Liabilities (0.1)% ...........................................
(578,949)
Net Assets 100.0% ...........................................................
$744,969,689
See Abbreviations on page 170 .
a
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Connecticut Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
75
a
Year Ended February 28, Year Ended
February 28,
2019
b
2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ............................................ $10.39 $10.05 $10.01
Income from investment operations
c
:
Net investment income
d
.................................................. 0.26 0.29 0.14
Net realized and unrealized gains (losses) .................................... (0.22) 0.36 0.04
Total from investment operations ............................................. 0.04 0.65 0.18
Less distributions from:
Net investment income ................................................... (0.26) (0.31) (0.14)
Net asset value, end of year ................................................ $10.17 $10.39 $10.05
Total return
e
............................................................ 0.42% 6.54% 1.86%
Ratios to average net assets
f
Expenses
g
............................................................. 0.94% 0.93% 0.92%
Net investment income .................................................... 2.58% 2.83% 2.98%
Supplemental data
Net assets, end of year (000’s) .............................................. $28,498 $21,670 $13,765
Portfolio turnover rate ..................................................... 20.73% 11.63% 15.00%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Connecticut Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
76
a
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.38 $10.04 $10.08 $10.42 $10.69
Income from investment operations
b
:
Net investment income
c
......................... 0.28 0.30 0.31 0.32 0.37
Net realized and unrealized gains (losses) ........... (0.22) 0.36 (0.03) (0.32) (0.28)
Total from investment operations .................... 0.06 0.66 0.28 — 0.09
Less distributions from:
Net investment income .......................... (0.28) (0.32) (0.32) (0.34) (0.36)
Net asset value, end of year ....................... $10.16 $10.38 $10.04 $10.08 $10.42
Total return
d
................................... 0.57% 6.70% 2.86% 0.03% 0.82%
Ratios to average net assets
Expenses ..................................... 0.79%
e
0.78%
e
0.77%
e
0.74% 0.71%
Net investment income ........................... 2.76% 2.98% 3.13% 3.15% 3.42%
Supplemental data
Net assets, end of year (000’s) ..................... $135,916 $150,081 $160,148 $187,638 $222,705
Portfolio turnover rate ............................ 20.73% 11.63% 15.00% 4.27% 12.40%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Connecticut Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
77
a
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.46 $10.13 $10.16 $10.50 $10.77
Income from investment operations
b
:
Net investment income
c
......................... 0.23 0.25 0.26 0.27 0.31
Net realized and unrealized gains (losses) ........... (0.23) 0.35 (0.02) (0.32) (0.28)
Total from investment operations .................... — 0.60 0.24 (0.05) 0.03
Less distributions from:
Net investment income .......................... (0.22) (0.27) (0.27) (0.29) (0.30)
Net asset value, end of year ....................... $10.24 $10.46 $10.13 $10.16 $10.50
Total return
d
................................... 0.02% 5.98% 2.37% (0.52)% 0.25%
Ratios to average net assets
Expenses ..................................... 1.34%
e
1.33%
e
1.32%
e
1.29% 1.26%
Net investment income ........................... 2.21% 2.43% 2.58% 2.60% 2.87%
Supplemental data
Net assets, end of year (000’s) ..................... $13,302 $20,421 $26,076 $45,183 $61,813
Portfolio turnover rate ............................ 20.73% 11.63% 15.00% 4.27% 12.40%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Connecticut Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
78
a
Year Ended February 28, Year Ended
February 28,
2018
b
2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $10.38 $10.04 $10.08 $10.30
Income from investment operations
c
:
Net investment income
d
...................................... 0.29 0.32 0.33 0.20
Net realized and unrealized gains (losses) ........................ (0.22) 0.36 (0.03) (0.22)
Total from investment operations ................................. 0.07 0.68 0.30 (0.02)
Less distributions from:
Net investment income ....................................... (0.29) (0.34) (0.34) (0.20)
Net asset value, end of year .................................... $10.16 $10.38 $10.04 $10.08
Total return
e
................................................ 0.71% 6.85% 2.99% (0.19)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ................... 0.70% 0.70% 0.65% 0.77%
Expenses net of waiver and payments by affiliates .................... 0.66%
g
0.64%
g
0.63%
g
0.60%
Net investment income ........................................ 2.79% 3.12% 3.27% 3.29%
Supplemental data
Net assets, end of year (000’s) .................................. $1,385 $299 $147 $324
Portfolio turnover rate ......................................... 20.73% 11.63% 15.00% 4.27%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Connecticut Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
79
a
Year Ended February 28,
2021 2020
a
2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.37 $10.04 $10.08 $10.42 $10.68
Income from investment operations
b
:
Net investment income
c
......................... 0.29 0.31 0.32 0.33 0.38
Net realized and unrealized gains (losses) ........... (0.22) 0.35 (0.03) (0.32) (0.27)
Total from investment operations .................... 0.07 0.66 0.29 0.01 0.11
Less distributions from:
Net investment income .......................... (0.29) (0.33) (0.33) (0.35) (0.37)
Net asset value, end of year ....................... $10.15 $10.37 $10.04 $10.08 $10.42
Total return .................................... 0.67% 6.71% 2.96% 0.13% 1.01%
Ratios to average net assets
Expenses ..................................... 0.69%
d
0.68%
d
0.67%
d
0.64% 0.61%
Net investment income ........................... 2.85% 3.08% 3.23% 3.25% 3.52%
Supplemental data
Net assets, end of year (000’s) ..................... $20,968 $20,024 $19,351 $20,855 $26,253
Portfolio turnover rate ............................ 20.73% 11.63% 15.00% 4.27% 12.40%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments, February 28, 2021
Franklin Connecticut Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
80
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.7%
Connecticut 96.5%
City of Ansonia ,
GO, 2021 A, AGMC Insured, 4%, 2/15/31 ................................ $ 170,000 $ 210,287
GO, 2021 A, AGMC Insured, 4%, 2/15/33 ................................ 100,000 122,022
GO, 2021 A, AGMC Insured, 4%, 2/15/34 ................................ 100,000 121,436
GO, 2021 A, AGMC Insured, 3%, 2/15/37 ................................ 500,000 545,350
City of Bridgeport , GO , Pre-Refunded , 5% , 2/15/32 ..........................
10,000,000 10,459,600
City of New Britain , GO , 2017 C , AGMC Insured , 5% , 3/01/36 ..................
1,000,000 1,174,790
City of New Haven , GO , 2002C , NATL Insured , ETM, 5% , 11/01/22 ..............
25,000 25,088
City of Stamford ,
Water Pollution Control System & Facility, Revenue, 2013A, 5.25%, 8/15/43 ...... 1,000,000 1,112,150
Water Pollution Control System & Facility, Revenue, 2020 A, 4%, 11/15/45 ....... 1,175,000 1,386,030
Connecticut Housing Finance Authority ,
Revenue, 10, 5%, 6/15/28 ........................................... 420,000 421,403
Revenue, 13, 5%, 6/15/40 ........................................... 1,500,000 1,504,965
Revenue, 2019 E-E1, 3.05%, 11/15/44 .................................. 5,000,000 5,168,400
Revenue, 2019 E-E1, 3.1%, 11/15/49 ................................... 2,000,000 2,056,860
Revenue, 2020 C-2, Refunding, 2.2%, 11/15/34 ........................... 1,000,000 997,400
Revenue, 2020C-1, Refunding, 2.05%, 5/15/37 ........................... 1,000,000 991,640
Connecticut Municipal Electric Energy Cooperative , Revenue , 2013A , 5% , 1/01/38 ..
3,000,000 3,230,700
Connecticut State Health & Educational Facilities Authority ,
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/34 345,000 417,533
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/35 310,000 373,079
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/36 480,000 575,371
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/37 300,000 358,263
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/38 315,000 375,575
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/39 380,000 451,417
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/42 860,000 1,013,605
Connecticut College, Revenue, L-1, Refunding, 4%, 7/01/46 .................. 5,000,000 5,387,900
Connecticut State University System, Revenue, N, 5%, 11/01/29 .............. 5,060,000 5,585,329
Covenant Living Communities and Services Obligated Group, Revenue, 2018 B, 5%,
12/01/40 ....................................................... 4,000,000 4,615,080
Fairfield University, Revenue, Q-1, 5%, 7/01/46 ........................... 9,000,000 10,349,370
Nuvance Health Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/38 ..... 1,000,000 1,118,030
Nuvance Health Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/41 ..... 6,310,000 6,998,484
Quinnipiac University, Revenue, L, Refunding, 5%, 7/01/45 .................. 8,250,000 9,292,635
Sacred Heart University, Inc., Revenue, 2011G, Pre-Refunded, 5.625%, 7/01/41 .. 5,500,000 5,599,110
Sacred Heart University, Inc., Revenue, 2012H, Pre-Refunded, AGMC Insured, 5%,
7/01/28 ........................................................ 2,290,000 2,438,209
Sacred Heart University, Inc., Revenue, I-1, Refunding, 5%, 7/01/42 ............ 4,375,000 5,058,287
Sacred Heart University, Inc., Revenue, K, 4%, 7/01/45 ..................... 1,200,000 1,338,096
Stamford Hospital Obligated Group (The), Revenue, 2010-1, Refunding, 5%, 7/01/30 5,000,000 5,078,900
Stamford Hospital Obligated Group (The), Revenue, J, 5%, 7/01/42 ............ 5,000,000 5,209,200
Trinity Health Corp. Obligated Group, Revenue, 2016, 5%, 12/01/41 ............ 5,000,000 5,880,000
Trustees of Trinity College (The), Revenue, R, Refunding, 4%, 6/01/45 .......... 2,500,000 2,809,750
Yale-New Haven Health Obligated Group, Revenue, N, 5%, 7/01/48 ............ 5,000,000 5,352,950
Connecticut State Higher Education Supplement Loan Authority ,
Revenue, 2020 B, 3.25%, 11/15/36 .................................... 1,700,000 1,704,029
Revenue, 2020 D, Refunding, 3%, 11/15/35 .............................. 1,145,000 1,168,026
Connecticut Transmission Municipal Electric Energy Cooperative , Revenue , 2012A ,
5% , 1/01/42 ...................................................... 5,000,000 5,173,850
Metropolitan District (The) ,
Revenue, 2013A, Pre-Refunded, 5%, 4/01/36 ............................. 5,000,000 5,262,850
Revenue, 2014A, 5%, 11/01/42 ....................................... 5,000,000 5,617,350
South Central Connecticut Regional Water Authority ,
Revenue, A-Thirtieth, Pre-Refunded, 5%, 8/01/39 .......................... 1,500,000 1,735,935
Revenue, A-Thirtieth, Pre-Refunded, 5%, 8/01/44 .......................... 1,615,000 1,869,023
Revenue, Second Series, B-Thirty Second, Refunding, 5%, 8/01/38 ............ 1,720,000 2,052,046

Franklin Tax-Free Trust
Statement of Investments
Franklin Connecticut Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
81
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Connecticut (continued)
State of Connecticut ,
GO, 2020 A, 4%, 1/15/36 ............................................ $ 5,000,000 $ 5,846,150
GO, 2020 A, 4%, 1/15/38 ............................................ 2,250,000 2,612,452
GO, 2020 C, 4%, 6/01/39 ............................................ 600,000 697,542
Special Tax, 2013, 5%, 10/01/30 ...................................... 5,000,000 5,553,150
Special Tax, 2016A, 5%, 9/01/33 ...................................... 1,000,000 1,200,040
Special Tax, 2018 A, 5%, 1/01/36 ...................................... 1,000,000 1,216,700
Special Tax, 2020 A, 5%, 5/01/37 ...................................... 1,000,000 1,259,620
Special Tax, 2020 A, 4%, 5/01/39 ...................................... 1,000,000 1,150,640
Bradley International Airport CFC, Revenue, 2019 A, 5%, 7/01/49 .............. 1,400,000 1,605,758
Clean Water Fund - State Revolving Fund, Revenue, 2015A, 5%, 3/01/34 ....... 5,000,000 5,845,000
Clean Water Fund - State Revolving Fund, Revenue, 2015A, 5%, 3/01/35 ....... 1,000,000 1,167,710
Clean Water Fund - State Revolving Fund, Revenue, 2017A, 5%, 5/01/37 ....... 3,000,000 3,618,000
Town of Darien , GO , 2020 A , Refunding , 4% , 8/01/39 ........................
350,000 406,249
Town of Stafford ,
GO, 2021, Refunding, 3%, 2/01/36 ..................................... 250,000 270,570
GO, 2021, Refunding, 3%, 2/01/38 ..................................... 310,000 333,101
GO, 2021, Refunding, 3%, 2/01/41 ..................................... 300,000 319,620
Town of Stratford ,
GO, 2017, AGMC Insured, 5%, 7/01/33 ................................. 1,000,000 1,163,180
GO, 2020 A, Refunding, BAM Insured, 5%, 7/01/31 ........................ 1,000,000 1,312,570
GO, 2020 A, Refunding, BAM Insured, 4%, 7/01/36 ........................ 300,000 354,777
GO, 2020 A, Refunding, BAM Insured, 4%, 7/01/38 ........................ 300,000 352,332
GO, 2020 A, Refunding, BAM Insured, 4%, 7/01/40 ........................ 300,000 350,409
Town of Windham , GO , 2020 , Refunding , 4% , 8/15/45 ........................
2,000,000 2,304,900
University of Connecticut ,
Revenue, 2013A, 5%, 8/15/28 ........................................ 6,590,000 7,234,766
Revenue, 2014 A, 5%, 2/15/31 ........................................ 2,000,000 2,209,620
Revenue, 2017 A, 5%, 1/15/37 ........................................ 1,000,000 1,184,410
Revenue, 2020A, 5%, 2/15/39 ........................................ 1,000,000 1,254,930
Revenue, 2020A, 5%, 2/15/40 ........................................ 1,000,000 1,251,220
Revenue, 2020A, 5%, 2/15/41 ........................................ 995,000 1,241,322
193,104,141
U.S. Territories 2.2%
Puerto Rico 2.2%
Puerto Rico Highway & Transportation Authority ,
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/34 ................... 2,010,000 2,471,596
Revenue, CC, Refunding, AGMC Insured, 5.5%, 7/01/31 .................... 1,480,000 1,839,951
4,311,547
Total U.S. Territories .................................................................... 4,311,547
Total Municipal Bonds (Cost $188,153,232) .....................................
197,415,688
a a a a

Franklin Tax-Free Trust
Statement of Investments
Franklin Connecticut Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
82
s
Short Term Investments 0.3%
a a
Principal Amount
a
Value
Municipal Bonds 0.3%
Connecticut 0.3%
a
Connecticut State Health & Educational Facilities Authority , Yale University , Revenue ,
2001 V-2 , Daily VRDN and Put , 0.01% , 7/01/36 ........................... $ 600,000 $ 600,000
Total Municipal Bonds (Cost $600,000) .........................................
600,000
Total Short Term Investments (Cost $600,000 ) ..................................
600,000
a
Total Investments (Cost $188,753,232) 99.0% ...................................
$198,015,688
Other Assets, less Liabilities 1.0% .............................................
2,052,831
Net Assets 100.0% ...........................................................
$200,068,519
See Abbreviations on page 170 .
a
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Michigan Tax-Free Income Fund
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The accompanying notes are an integral part of these financial statements. Annual Report
83
a
Year Ended February 28, Year Ended
February 28,
2019
b
2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ............................................ $12.03 $11.31 $11.19
Income from investment operations
c
:
Net investment income
d
.................................................. 0.28 0.29 0.15
Net realized and unrealized gains (losses) .................................... (0.19) 0.74 0.12
Total from investment operations ............................................. 0.09 1.03 0.27
Less distributions from:
Net investment income ................................................... (0.28) (0.31) (0.15)
Net asset value, end of year ................................................ $11.84 $12.03 $11.31
Total return
e
............................................................ 0.75% 9.19% 2.46%
Ratios to average net assets
f
Expenses
g
............................................................. 0.82% 0.82% 0.83%
Net investment income .................................................... 2.34% 2.51% 2.86%
Supplemental data
Net assets, end of year (000’s) .............................................. $107,468 $74,740 $33,739
Portfolio turnover rate ..................................................... 10.86% 4.08% 11.55%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
84
a
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.02 $11.30 $11.25 $11.52 $11.78
Income from investment operations
b
:
Net investment income
c
......................... 0.30 0.31 0.34 0.36 0.40
Net realized and unrealized gains (losses) ........... (0.20) 0.73 0.06 (0.26) (0.25)
Total from investment operations .................... 0.10 1.04 0.40 0.10 0.15
Less distributions from:
Net investment income .......................... (0.30) (0.32) (0.35) (0.37) (0.41)
Net asset value, end of year ....................... $11.82 $12.02 $11.30 $11.25 $11.52
Total return
d
................................... 0.82% 9.36% 3.59% 0.85% 1.24%
Ratios to average net assets
Expenses ..................................... 0.67%
e
0.67%
e
0.68%
e
0.67% 0.65%
Net investment income ........................... 2.51% 2.66% 3.01% 3.11% 3.43%
Supplemental data
Net assets, end of year (000’s) ..................... $688,038 $731,568 $727,705 $797,935 $861,662
Portfolio turnover rate ............................ 10.86% 4.08% 11.55% 12.74% 12.35%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
85
a
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.21 $11.48 $11.43 $11.69 $11.95
Income from investment operations
b
:
Net investment income
c
......................... 0.23 0.25 0.28 0.30 0.35
Net realized and unrealized gains (losses) ........... (0.19) 0.74 0.05 (0.26) (0.27)
Total from investment operations .................... 0.04 0.99 0.33 0.04 0.08
Less distributions from:
Net investment income .......................... (0.23) (0.26) (0.28) (0.30) (0.34)
Net asset value, end of year ....................... $12.02 $12.21 $11.48 $11.43 $11.69
Total return
d
................................... 0.35% 8.74% 2.96% 0.36% 0.66%
Ratios to average net assets
Expenses ..................................... 1.22%
e
1.22%
e
1.23%
e
1.22% 1.20%
Net investment income ........................... 1.93% 2.11% 2.46% 2.56% 2.88%
Supplemental data
Net assets, end of year (000’s) ..................... $60,847 $78,321 $80,062 $124,683 $142,248
Portfolio turnover rate ............................ 10.86% 4.08% 11.55% 12.74% 12.35%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
86
a
Year Ended February 28, Year Ended
February 28,
2018
b
2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $12.07 $11.35 $11.29 $11.53
Income from investment operations
c
:
Net investment income
d
...................................... 0.31 0.33 0.35 0.22
Net realized and unrealized gains (losses) ........................ (0.20) 0.73 0.07 (0.24)
Total from investment operations ................................. 0.11 1.06 0.42 (0.02)
Less distributions from:
Net investment income ....................................... (0.31) (0.34) (0.36) (0.22)
Net asset value, end of year .................................... $11.87 $12.07 $11.35 $11.29
Total return
e
................................................ 0.96% 9.48% 3.79% (0.21)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ................... 0.55% 0.55% 0.57% 0.58%
Expenses net of waiver and payments by affiliates .................... 0.53%
g
0.53%
g
0.54%
g
0.53%
Net investment income ........................................ 2.62% 2.80% 3.15% 3.25%
Supplemental data
Net assets, end of year (000’s) .................................. $6,228 $4,153 $3,042 $2,510
Portfolio turnover rate ......................................... 10.86% 4.08% 11.55% 12.74%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
87
a
Year Ended February 28,
2021 2020
a
2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.06 $11.34 $11.29 $11.55 $11.81
Income from investment operations
b
:
Net investment income
c
......................... 0.31 0.32 0.35 0.37 0.42
Net realized and unrealized gains (losses) ........... (0.20) 0.74 0.06 (0.25) (0.26)
Total from investment operations .................... 0.11 1.06 0.41 0.12 0.16
Less distributions from:
Net investment income .......................... (0.31) (0.34) (0.36) (0.38) (0.42)
Net asset value, end of year ....................... $11.86 $12.06 $11.34 $11.29 $11.55
Total return .................................... 0.92% 9.44% 3.67% 1.03% 1.33%
Ratios to average net assets
Expenses ..................................... 0.57%
d
0.57%
d
0.58%
d
0.57% 0.55%
Net investment income ........................... 2.59% 2.76% 3.11% 3.21% 3.53%
Supplemental data
Net assets, end of year (000’s) ..................... $102,001 $79,717 $63,190 $53,587 $67,672
Portfolio turnover rate ............................ 10.86% 4.08% 11.55% 12.74% 12.35%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments, February 28, 2021
Franklin Michigan Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
88
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.6%
Michigan 96.4%
Ann Arbor School District ,
GO, 2015, Refunding, 5%, 5/01/28 ..................................... $ 1,000,000 $ 1,177,890
GO, 2015, Refunding, 5%, 5/01/29 ..................................... 1,235,000 1,451,347
Byron Center Public Schools ,
GO, 2017 I, 5%, 5/01/34 ............................................. 1,000,000 1,222,910
GO, 2017 I, 5%, 5/01/35 ............................................. 1,920,000 2,340,634
GO, 2017 I, 5%, 5/01/36 ............................................. 650,000 790,257
GO, 2017 I, 5%, 5/01/37 ............................................. 1,480,000 1,793,612
GO, 2017 I, 5%, 5/01/38 ............................................. 1,330,000 1,607,451
GO, 2017 I, 5%, 5/01/39 ............................................. 2,290,000 2,759,038
GO, 2017 I, 5%, 5/01/43 ............................................. 2,250,000 2,686,005
GO, 2017 I, 5%, 5/01/47 ............................................. 4,140,000 4,909,419
Caledonia Community Schools , GO , 2015 , Refunding , 5% , 5/01/26 ..............
1,000,000 1,212,290
Central Michigan University ,
Revenue, 2014, Refunding, 5%, 10/01/30 ................................ 1,910,000 2,133,623
Revenue, 2014, Refunding, 5%, 10/01/31 ................................ 1,055,000 1,176,979
Revenue, 2014, Refunding, 5%, 10/01/34 ................................ 1,600,000 1,778,064
Revenue, 2014, Refunding, 5%, 10/01/39 ................................ 2,000,000 2,210,700
Charlotte Public School District , GO , 2021 , 4% , 5/01/50 .......................
2,550,000 3,031,465
Charter Township of Bloomfield ,
GO, 2016, Refunding, 5%, 5/01/29 ..................................... 470,000 573,503
GO, 2016, Refunding, 5%, 5/01/32 ..................................... 1,000,000 1,211,720
Charter Township of Commerce , GO , 2016 , Refunding , 5% , 12/01/38 ............
3,250,000 3,841,273
Chippewa Valley Schools ,
GO, 2013, Pre-Refunded, 5%, 5/01/29 .................................. 6,425,000 7,086,132
GO, 2013, Pre-Refunded, 5%, 5/01/30 .................................. 6,420,000 7,080,618
GO, 2013, Pre-Refunded, 5%, 5/01/31 .................................. 3,000,000 3,308,700
GO, 2013, Pre-Refunded, 5%, 5/01/32 .................................. 6,590,000 7,268,111
City of Battle Creek , Water & Wastewater System , Revenue , 2016 A , 5% , 6/01/36 ...
1,300,000 1,558,843
City of Detroit ,
Great Lakes Water Authority Water Supply System, Revenue, Second Lien, 2003-B,
NATL Insured, 5%, 7/01/34 ......................................... 25,000 25,088
Great Lakes Water Authority Water Supply System, Revenue, Senior Lien, 06A,
AGMC Insured, 5%, 7/01/34 ........................................ 30,000 30,109
City of Grand Rapids ,
Sanitary Sewer System, Revenue, 2014, Refunding, 5%, 1/01/28 .............. 1,560,000 1,755,343
Sanitary Sewer System, Revenue, 2014, Refunding, 5%, 1/01/29 .............. 1,000,000 1,123,710
Sanitary Sewer System, Revenue, 2014, Refunding, 5%, 1/01/31 .............. 2,095,000 2,353,544
Sanitary Sewer System, Revenue, 2014, Refunding, 5%, 1/01/32 .............. 1,175,000 1,319,302
Sanitary Sewer System, Revenue, 2014, Refunding, 5%, 1/01/33 .............. 1,125,000 1,262,486
Sanitary Sewer System, Revenue, 2014, Refunding, 5%, 1/01/34 .............. 1,000,000 1,121,000
Sanitary Sewer System, Revenue, 2014, Refunding, 5%, 1/01/35 .............. 1,500,000 1,679,265
Sanitary Sewer System, Revenue, 2014, Refunding, 5%, 1/01/39 .............. 880,000 982,274
Sanitary Sewer System, Revenue, 2014, Refunding, 5%, 1/01/44 .............. 2,000,000 2,228,260
Sanitary Sewer System, Revenue, 2016, Refunding, 5%, 1/01/36 .............. 1,250,000 1,480,762
Sanitary Sewer System, Revenue, 2016, Refunding, 5%, 1/01/38 .............. 1,000,000 1,179,440
Sanitary Sewer System, Revenue, 2018, 5%, 1/01/37 ....................... 1,040,000 1,267,583
Sanitary Sewer System, Revenue, 2018, 5%, 1/01/43 ....................... 1,000,000 1,202,150
Sanitary Sewer System, Revenue, 2018, 5%, 1/01/48 ....................... 5,000,000 5,969,600
Sanitary Sewer System, Revenue, 2020, Refunding, 5%, 1/01/45 .............. 1,500,000 1,869,375
Sanitary Sewer System, Revenue, 2020, Refunding, 4%, 1/01/50 .............. 3,440,000 3,940,210
Water Supply System, Revenue, 2016, Refunding, 5%, 1/01/41 ............... 2,190,000 2,567,206
Water Supply System, Revenue, 2016, Refunding, 5%, 1/01/46 ............... 2,525,000 2,938,040
Water Supply System, Revenue, 2018, Refunding, 5%, 1/01/43 ............... 1,500,000 1,803,225
Water Supply System, Revenue, 2018, Refunding, 5%, 1/01/48 ............... 2,000,000 2,387,840
Water Supply System, Revenue, 2020, 5%, 1/01/40 ........................ 2,240,000 2,833,824

Franklin Tax-Free Trust
Statement of Investments
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
89
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
City of Grand Rapids, (continued)
Water Supply System, Revenue, 2020, 5%, 1/01/45 ........................ $ 2,425,000 $ 3,031,080
Water Supply System, Revenue, 2020, 5%, 1/01/50 ........................ 3,000,000 3,719,520
County of Kent ,
GO, 2016, 5%, 6/01/32 ............................................. 1,305,000 1,585,654
GO, 2016, 5%, 6/01/33 ............................................. 1,275,000 1,547,735
County of Muskegon ,
GO, 2015, Refunding, 5%, 11/01/33 .................................... 1,360,000 1,620,168
GO, 2015, Refunding, 5%, 11/01/36 .................................... 1,735,000 2,054,656
Detroit City School District , GO , 2001A , AGMC Insured , 6% , 5/01/29 .............
10,000,000 12,387,200
DeWitt Public Schools ,
GO, 2017, 5%, 5/01/30 ............................................. 500,000 622,555
GO, 2017, 5%, 5/01/33 ............................................. 815,000 1,005,017
GO, 2017, 5%, 5/01/34 ............................................. 1,000,000 1,229,580
GO, 2017, 5%, 5/01/35 ............................................. 1,000,000 1,225,720
GO, 2017, 5%, 5/01/36 ............................................. 1,000,000 1,222,400
Downriver Utility Wastewater Authority ,
Revenue, 2018, Refunding, AGMC Insured, 5%, 4/01/34 .................... 510,000 630,635
Revenue, 2018, Refunding, AGMC Insured, 5%, 4/01/36 .................... 1,600,000 1,964,400
Revenue, 2018, Refunding, AGMC Insured, 5%, 4/01/38 .................... 1,500,000 1,831,530
Revenue, 2018, Refunding, AGMC Insured, 5%, 4/01/43 .................... 3,000,000 3,588,150
East Lansing School District ,
GO, 2017 I, 5%, 5/01/35 ............................................. 1,500,000 1,828,620
GO, 2017 I, 5%, 5/01/37 ............................................. 1,100,000 1,333,090
GO, 2017 I, 5%, 5/01/42 ............................................. 3,500,000 4,212,530
Eaton Rapids Public Schools , GO , 2021 I , 3% , 5/01/50 .......................
1,640,000 1,726,198
Elk Rapids Schools , GO , 2021 I , 4% , 5/01/50 ..............................
3,075,000 3,603,070
Farmington Public School District ,
GO, 2015, Refunding, AGMC Insured, 5%, 5/01/27 ......................... 1,000,000 1,178,790
GO, 2015, Refunding, AGMC Insured, 5%, 5/01/28 ......................... 2,000,000 2,352,160
GO, 2015, Refunding, AGMC Insured, 5%, 5/01/32 ......................... 4,035,000 4,729,182
GO, 2015, Refunding, AGMC Insured, 5%, 5/01/33 ......................... 2,900,000 3,396,306
GO, 2015, Refunding, AGMC Insured, 5%, 5/01/34 ......................... 3,000,000 3,509,400
GO, 2015, Refunding, AGMC Insured, 5%, 5/01/35 ......................... 1,000,000 1,168,010
GO, 2018, BAM Insured, 4.5%, 5/01/38 ................................. 7,225,000 8,472,396
Fulton School District , GO , 2021 , AGMC Insured , 4% , 5/01/48 ..................
1,000,000 1,141,940
Grand Traverse County Hospital Finance Authority ,
Munson Healthcare Obligated Group, Revenue, 2014A, 5%, 7/01/44 ........... 2,000,000 2,178,920
Munson Healthcare Obligated Group, Revenue, 2014A, 5%, 7/01/47 ........... 2,500,000 2,718,400
Munson Healthcare Obligated Group, Revenue, 2019A, 5%, 7/01/44 ........... 1,110,000 1,326,062
Munson Healthcare Obligated Group, Revenue, 2019B, 5%, 7/01/39 ........... 1,625,000 1,957,995
Grand Valley State University ,
Revenue, 2016 A, Refunding, 5%, 12/01/32 .............................. 4,295,000 4,978,936
Revenue, 2018, 5%, 12/01/38 ........................................ 900,000 1,079,793
Revenue, 2018, 5%, 12/01/43 ........................................ 1,800,000 2,133,738
Grandville Public Schools ,
GO, II, AGMC Insured, 5%, 5/01/29 .................................... 750,000 878,692
GO, II, AGMC Insured, 5%, 5/01/30 .................................... 1,000,000 1,171,590
GO, II, AGMC Insured, 5%, 5/01/31 .................................... 1,150,000 1,346,293
GO, II, AGMC Insured, 5%, 5/01/32 .................................... 1,165,000 1,362,817
GO, II, AGMC Insured, 5%, 5/01/34 .................................... 1,315,000 1,534,750
GO, II, AGMC Insured, 5%, 5/01/35 .................................... 1,225,000 1,427,529
GO, II, AGMC Insured, 5%, 5/01/37 .................................... 2,915,000 3,386,560
GO, II, AGMC Insured, 5%, 5/01/40 .................................... 6,215,000 7,187,337

Franklin Tax-Free Trust
Statement of Investments
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
90
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Gull Lake Community School District , GO , 2018 -I , 5% , 5/01/48 .................
$ 5,000,000 $ 5,920,800
Holly Area School District ,
GO, 2014, Refunding, 5%, 5/01/30 ..................................... 1,045,000 1,188,280
GO, 2014, Refunding, 5%, 5/01/32 ..................................... 1,040,000 1,181,544
Hudsonville Public Schools ,
GO, 2017, Refunding, 5%, 5/01/37 ..................................... 1,550,000 1,888,675
GO, 2017, Refunding, 5%, 5/01/39 ..................................... 2,500,000 3,028,425
GO, 2017, Refunding, 5%, 5/01/41 ..................................... 2,500,000 3,013,275
Kelloggsville Public Schools ,
GO, 2015, AGMC Insured, 5%, 5/01/33 ................................. 1,045,000 1,221,500
GO, 2015, AGMC Insured, 5%, 5/01/35 ................................. 1,150,000 1,340,130
GO, 2015, AGMC Insured, 5%, 5/01/38 ................................. 3,815,000 4,425,362
Kentwood Public Schools ,
GO, 2016, 5%, 5/01/35 ............................................. 1,205,000 1,443,915
GO, 2016, 5%, 5/01/36 ............................................. 1,205,000 1,441,228
GO, 2016, 5%, 5/01/38 ............................................. 1,210,000 1,440,505
GO, 2016, 5%, 5/01/41 ............................................. 1,120,000 1,324,109
GO, 2016, 5%, 5/01/44 ............................................. 1,800,000 2,116,224
L'Anse Creuse Public Schools ,
GO, 2015, Refunding, 5%, 5/01/28 ..................................... 5,230,000 6,160,364
GO, 2015, Refunding, 5%, 5/01/30 ..................................... 5,560,000 6,534,001
GO, 2015, Refunding, 5%, 5/01/32 ..................................... 5,890,000 6,913,859
GO, 2015, Refunding, 5%, 5/01/34 ..................................... 6,220,000 7,281,692
GO, 2015, Refunding, 5%, 5/01/35 ..................................... 2,840,000 3,318,398
Lansing Board of Water & Light ,
Revenue, 2019 A, 5%, 7/01/48 ........................................ 10,000,000 12,379,000
Revenue, 2021A, 5%, 7/01/51 ........................................ 8,000,000 10,324,080
Lansing Community College ,
GO, 2012, 5%, 5/01/32 ............................................. 690,000 727,205
GO, 2017, Refunding, 5%, 5/01/32 ..................................... 2,000,000 2,494,060
Lansing School District ,
GO, 2016 I, 5%, 5/01/37 ............................................. 1,490,000 1,777,972
GO, 2016 I, 5%, 5/01/39 ............................................. 2,125,000 2,523,948
GO, 2016 I, 5%, 5/01/40 ............................................. 2,200,000 2,606,978
Livonia Public Schools ,
GO, 2013 I, Pre-Refunded, AGMC Insured, 5%, 5/01/36 ..................... 5,725,000 6,307,519
GO, 2013 I, Pre-Refunded, AGMC Insured, 5%, 5/01/38 ..................... 6,000,000 6,610,500
GO, 2013 I, Pre-Refunded, AGMC Insured, 5%, 5/01/43 ..................... 16,850,000 18,564,487
Macomb Interceptor Drain Drainage District ,
Special Assessment, 2017 A, Refunding, 5%, 5/01/34 ....................... 2,000,000 2,445,820
Special Assessment, 2017 A, Refunding, 5%, 5/01/42 ....................... 7,500,000 8,968,350
Mason County Central School District , GO , 2014 , Refunding , 5% , 5/01/26 .........
1,100,000 1,298,660
Mattawan Consolidated School District ,
GO, 2015 I, 5%, 5/01/30 ............................................. 1,000,000 1,177,440
GO, 2015 I, 5%, 5/01/31 ............................................. 1,915,000 2,253,917
GO, 2015 I, 5%, 5/01/32 ............................................. 1,110,000 1,305,449
GO, 2015 I, 5%, 5/01/34 ............................................. 2,325,000 2,727,062
GO, 2015 I, 5%, 5/01/39 ............................................. 3,375,000 3,920,974
Meridian Public School District ,
GO, 2015, Refunding, 5%, 5/01/27 ..................................... 735,000 869,402
GO, 2015, Refunding, 5%, 5/01/29 ..................................... 775,000 912,516
GO, 2015, Refunding, 5%, 5/01/31 ..................................... 1,130,000 1,329,988
Michigan Finance Authority ,
Beaumont Health Obligated Group, Revenue, 2012, Refunding, AGMC Insured, 5%,
11/01/32 ....................................................... 10,005,000 10,613,904

Franklin Tax-Free Trust
Statement of Investments
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
91
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Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Michigan Finance Authority, (continued)
Beaumont Health Obligated Group, Revenue, 2012, Refunding, AGMC Insured, 5%,
11/01/42 ....................................................... $ 12,000,000 $ 12,662,520
Beaumont Health Obligated Group, Revenue, 2013, Refunding, 5%, 8/15/28 ..... 5,585,000 6,132,218
Beaumont Health Obligated Group, Revenue, 2013, Refunding, 5%, 8/15/29 ..... 5,865,000 6,421,178
Clean Water Revolving Fund, Revenue, 2012, Pre-Refunded, 5%, 10/01/29 ...... 1,000,000 1,076,700
Clean Water Revolving Fund, Revenue, 2016 B, Refunding, 4%, 10/01/30 ....... 2,750,000 3,199,818
Clean Water Revolving Fund, Revenue, 2018B, Refunding, 5%, 10/01/38 ........ 8,055,000 10,129,485
County of Wayne, Revenue, Second Lien, 2020, Refunding, 4%, 11/01/50 ....... 4,000,000 4,572,760
County of Wayne, Revenue, Second Lien, 2020, Refunding, BAM Insured, 4%,
11/01/55 ....................................................... 11,000,000 12,597,310
Henry Ford Health System Obligated Group, Revenue, 2016, Refunding, 5%,
11/15/32 ....................................................... 2,725,000 3,263,733
Henry Ford Health System Obligated Group, Revenue, 2016, Refunding, 5%,
11/15/37 ....................................................... 4,235,000 5,011,318
Henry Ford Health System Obligated Group, Revenue, 2016, Refunding, 5%,
11/15/41 ....................................................... 22,015,000 25,846,270
Kalamazoo College, Revenue, 2018, Refunding, 4%, 12/01/47 ................ 2,610,000 2,877,760
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/35 ................. 400,000 449,196
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/36 ................. 565,000 632,060
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/37 ................. 640,000 713,485
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/38 ................. 675,000 750,215
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/39 ................. 645,000 714,989
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/45 ................. 3,780,000 4,121,258
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/50 ................. 3,000,000 3,255,960
Michigan Finance Authority Clean Water Revolving Fund, Revenue, 2018B,
Refunding, 5%, 10/01/39 ........................................... 6,000,000 7,519,020
Sparrow Health Obligated Group, Revenue, 2012, AGMC Insured, 5%, 11/15/42 .. 8,000,000 8,446,160
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/49 ... 17,170,000 19,227,481
Tobacco Settlement, Revenue, Senior Lien, 2020 B1, 2, Refunding, 5%, 6/01/49 .. 1,000,000 1,195,740
Trinity Health Corp. Obligated Group, Revenue, 2016 MI, Pre-Refunded, 5%,
12/01/45 ....................................................... 290,000 353,130
Trinity Health Corp. Obligated Group, Revenue, 2016 MI, 5%, 12/01/45 ......... 19,710,000 22,973,385
Michigan State Building Authority ,
Revenue, 2013 A-1, Refunding, 5%, 10/15/33 ............................. 5,000,000 5,555,250
Revenue, 2013 A-1, Refunding, 5.25%, 10/15/47 .......................... 5,000,000 5,566,850
Revenue, 2016 I, Refunding, 5%, 4/15/41 ................................ 13,000,000 15,442,310
Revenue, 2016 I, Refunding, 5%, 10/15/46 ............................... 9,910,000 11,666,548
Revenue, 2016 I, Refunding, 5%, 10/15/51 ............................... 1,000,000 1,171,970
Revenue, 2019 I, Refunding, 4%, 10/15/49 ............................... 2,500,000 2,860,525
Michigan State Hospital Finance Authority ,
Ascension Health Credit Group, Revenue, 1999B-3, 4%, 11/15/32 ............. 5,000,000 5,823,400
Ascension Health Credit Group, Revenue, 1999B-3, 4%, 11/15/33 ............. 5,370,000 6,223,293
Ascension Health Credit Group, Revenue, 2010F-7, Refunding, 5%, 11/15/47 ..... 10,000,000 11,983,000
Ascension Health Credit Group, Revenue, 2010F-8, Refunding, 5%, 11/15/46 ..... 5,000,000 5,990,750
McLaren Health Care Corp. Obligated Group, Revenue, 2012 A, Refunding, 5%,
6/01/26 ........................................................ 2,065,000 2,175,973
McLaren Health Care Corp. Obligated Group, Revenue, 2012 A, Refunding, 5%,
6/01/27 ........................................................ 2,285,000 2,407,019
McLaren Health Care Corp. Obligated Group, Revenue, 2012 A, Refunding, 5%,
6/01/28 ........................................................ 2,615,000 2,753,203
McLaren Health Care Corp. Obligated Group, Revenue, 2012 A, Refunding, 5%,
6/01/35 ........................................................ 2,250,000 2,361,667
Michigan State Housing Development Authority ,
Revenue, 2019B, 3.1%, 12/01/44 ...................................... 15,000,000 15,451,650
Revenue, 2020 A, 2.8%, 12/01/45 ..................................... 4,350,000 4,443,742
Revenue, 2020 A, 2.85%, 6/01/50 ..................................... 5,150,000 5,239,559

Franklin Tax-Free Trust
Statement of Investments
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
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Municipal Bonds
(continued)
Michigan (continued)
Michigan State University , Revenue , 2015A , 5% , 8/15/40 ......................
$ 8,500,000 $ 9,709,635
Michigan Strategic Fund ,
DTE Electric Co., Revenue, BB, Refunding, AMBAC Insured, 7%, 5/01/21 ....... 3,000,000 3,033,000
State of Michigan Department of Transportation, Revenue, 2018, 5%, 12/31/43 ... 7,000,000 8,353,310
Michigan Technological University , Revenue , 2015A , 5% , 10/01/45 ..............
2,400,000 2,789,736
Oakland School District ,
GO, 2016, Refunding, 5%, 5/01/35 ..................................... 1,500,000 1,798,245
GO, 2016, Refunding, 5%, 5/01/36 ..................................... 1,005,000 1,202,020
Oakland University ,
Revenue, 2014, Refunding, 5%, 3/01/27 ................................. 1,000,000 1,105,720
Revenue, 2014, Refunding, 5%, 3/01/30 ................................. 1,010,000 1,104,778
Revenue, 2014, Refunding, 5%, 3/01/31 ................................. 1,260,000 1,375,630
Revenue, 2014, Refunding, 5%, 3/01/32 ................................. 1,000,000 1,089,610
Revenue, 2014, Refunding, 5%, 3/01/33 ................................. 1,285,000 1,397,772
Revenue, 2014, Refunding, 5%, 3/01/34 ................................. 1,000,000 1,086,030
Revenue, 2014, Refunding, 5%, 3/01/39 ................................. 3,000,000 3,238,500
Revenue, 2016, 5%, 3/01/47 ......................................... 7,230,000 8,056,172
Revenue, 2019, 5%, 3/01/50 ......................................... 3,500,000 4,093,985
Rochester Community School District ,
GO, 2016 I, 5%, 5/01/32 ............................................. 5,575,000 6,720,830
GO, 2016 I, 5%, 5/01/35 ............................................. 6,450,000 7,732,453
GO, 2016 I, 5%, 5/01/36 ............................................. 2,800,000 3,348,912
Roseville Community Schools ,
GO, 2014, Refunding, 5%, 5/01/26 ..................................... 1,400,000 1,652,840
GO, 2014, Refunding, 5%, 5/01/27 ..................................... 1,370,000 1,614,326
GO, 2014, Refunding, 5%, 5/01/28 ..................................... 3,040,000 3,573,915
GO, 2014, Refunding, 5%, 5/01/29 ..................................... 3,300,000 3,870,669
GO, 2014, Refunding, 5%, 5/01/30 ..................................... 1,620,000 1,900,146
GO, 2014, Refunding, 5%, 5/01/31 ..................................... 1,585,000 1,858,397
Royal Oak Hospital Finance Authority ,
Beaumont Health Obligated Group, Revenue, 2014D, Refunding, 5%, 9/01/27 .... 3,350,000 3,760,978
Beaumont Health Obligated Group, Revenue, 2014D, Refunding, 5%, 9/01/28 .... 2,500,000 2,798,950
Beaumont Health Obligated Group, Revenue, 2014D, Refunding, 5%, 9/01/39 .... 17,500,000 19,317,200
Saginaw City School District , GO , 2021 , 4% , 5/01/50 .........................
3,000,000 3,444,120
Saginaw Valley State University ,
Revenue, 2016 A, Refunding, 5%, 7/01/30 ............................... 1,750,000 2,112,880
Revenue, 2016 A, Refunding, 5%, 7/01/31 ............................... 2,170,000 2,613,722
Revenue, 2016 A, Refunding, 5%, 7/01/33 ............................... 1,240,000 1,490,703
Saline Area Schools Historic Preservation Foundation ,
GO, 2016, 5%, 5/01/34 ............................................. 2,750,000 3,304,455
GO, 2016, 5%, 5/01/36 ............................................. 2,950,000 3,528,318
South Haven Public Schools ,
GO, 2015B, AGMC Insured, 5%, 5/01/33 ................................ 350,000 409,115
GO, 2015B, AGMC Insured, 5%, 5/01/35 ................................ 1,575,000 1,835,395
Sparta Area Schools , GO , II , 5% , 5/01/48 .................................
5,750,000 6,838,245
State of Michigan , Trunk Line , Revenue , 2020 B , 4% , 11/15/45 .................
12,000,000 14,108,880
Trenton Public Schools School District ,
GO, 2018, 5%, 5/01/42 ............................................. 4,920,000 5,901,737
GO, 2018, 5%, 5/01/45 ............................................. 11,480,000 13,683,241
University of Michigan ,
Revenue, 2015, Refunding, 5%, 4/01/46 ................................. 2,000,000 2,331,140
Revenue, 2017 A, Refunding, 5%, 4/01/37 ............................... 2,700,000 3,277,611
Revenue, 2017 A, Refunding, 5%, 4/01/42 ............................... 26,635,000 32,060,816
Revenue, 2017 A, Refunding, 5%, 4/01/47 ............................... 5,000,000 5,974,750

Franklin Tax-Free Trust
Statement of Investments
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
93
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Warren Consolidated Schools , GO , 2012 , Pre-Refunded , 5% , 5/01/32 ............
$ 2,500,000 $ 2,640,025
Wayne County Airport Authority ,
Detroit Metropolitan Wayne County Airport, Revenue, 2017B, 5%, 12/01/42 ...... 1,045,000 1,230,059
Detroit Metropolitan Wayne County Airport, Revenue, 2018A, 5%, 12/01/43 ...... 7,750,000 9,290,080
Wayne State University ,
Revenue, 2015A, Refunding, 5%, 11/15/31 ............................... 1,860,000 2,101,558
Revenue, 2015A, Refunding, 5%, 11/15/33 ............................... 1,500,000 1,687,755
Revenue, 2018A, 5%, 11/15/43 ....................................... 4,500,000 5,432,490
Revenue, 2018A, 4%, 11/15/48 ....................................... 10,000,000 11,086,300
Western Michigan University ,
Revenue, 2015A, Refunding, 5%, 11/15/26 ............................... 1,500,000 1,754,715
Revenue, 2015A, Refunding, 5%, 11/15/27 ............................... 2,160,000 2,520,957
Revenue, 2015A, Refunding, 5%, 11/15/28 ............................... 1,635,000 1,905,282
Revenue, 2015A, Refunding, 5%, 11/15/29 ............................... 2,000,000 2,328,820
Revenue, 2015A, Refunding, 5%, 11/15/30 ............................... 2,500,000 2,903,175
Revenue, 2015A, Refunding, 5%, 11/15/40 ............................... 1,560,000 1,798,384
Revenue, 2015A, Refunding, 5%, 11/15/45 ............................... 2,000,000 2,296,760
Revenue, 2019 A, Refunding, 5%, 11/15/49 .............................. 5,100,000 6,221,388
Zeeland Public Schools ,
GO, 2015A, AGMC Insured, 5%, 5/01/31 ................................ 1,530,000 1,788,417
GO, 2015A, AGMC Insured, 5%, 5/01/33 ................................ 2,000,000 2,334,220
GO, 2015A, Pre-Refunded, AGMC Insured, 5%, 5/01/34 ..................... 2,000,000 2,359,520
GO, 2015A, Pre-Refunded, AGMC Insured, 5%, 5/01/35 ..................... 2,000,000 2,359,520
929,237,011
U.S. Territories 2.2%
Guam 0.2%
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 ......... 1,750,000 2,108,733
Puerto Rico 2.0%
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/34 ................ 7,325,000 9,006,600
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 500,000 620,590
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/32 ................... 2,100,000 2,578,779
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/36 ................... 1,515,000 1,880,812
Revenue, Refunding, AGMC Insured, 5.25%, 7/01/41 ....................... 3,900,000 4,899,765
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 300,000 338,571
19,325,117
Total U.S. Territories .................................................................... 21,433,850
Total Municipal Bonds (Cost $884,280,484) .....................................
950,670,861
a a a a

Franklin Tax-Free Trust
Statement of Investments
Franklin Michigan Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
94
s
Short Term Investments 0.3%
a a
Principal Amount
a
Value
Municipal Bonds 0.3%
Michigan 0.3%
a
Green Lake Township Economic Development Corp. , Interlochen Center for the Arts ,
Revenue , 2004 , Refunding , LOC BMO Harris Bank NA , Daily VRDN and Put , 0.01% ,
6/01/34 ......................................................... $ 1,000,000 $ 1,000,000
a
University of Michigan , Revenue , 2012D-1 , Daily VRDN and Put , 0.01% , 12/01/24 ...
1,900,000 1,900,000
2,900,000
Total Municipal Bonds (Cost $2,900,000) .......................................
2,900,000
Total Short Term Investments (Cost $2,900,000 ) .................................
2,900,000
a
Total Investments (Cost $887,180,484) 98.9% ...................................
$953,570,861
Other Assets, less Liabilities 1.1% .............................................
11,010,831
Net Assets 100.0% ...........................................................
$964,581,692
See Abbreviations on page 170 .
a
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Minnesota Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
95
)
0
a
Year Ended February 28, Year Ended
February 28,
2019
b
2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ............................................ $12.82 $12.10 $11.97
Income from investment operations
c
:
Net investment income
d
.................................................. 0.25 0.30 0.16
Net realized and unrealized gains (losses) .................................... (0.20) 0.72 0.13
Total from investment operations ............................................. 0.05 1.02 0.29
Less distributions from:
Net investment income ................................................... (0.25) (0.30) (0.16)
Net asset value, end of year ................................................ $12.62 $12.82 $12.10
Total return
e
............................................................ 0.38% 8.56% 2.45%
Ratios to average net assets
f
Expenses
g
............................................................. 0.83% 0.83% 0.83%
Net investment income .................................................... 1.96% 2.42% 2.81%
Supplemental data
Net assets, end of year (000’s) .............................................. $160,623 $96,802 $39,129
Portfolio turnover rate ..................................................... 9.45% 16.45% 13.97%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
96
a
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.82 $12.09 $12.07 $12.27 $12.63
Income from investment operations
b
:
Net investment income
c
......................... 0.27 0.32 0.35 0.35 0.37
Net realized and unrealized gains (losses) ........... (0.21) 0.73 0.02 (0.20) (0.35)
Total from investment operations .................... 0.06 1.05 0.37 0.15 0.02
Less distributions from:
Net investment income .......................... (0.27) (0.32) (0.35) (0.35) (0.38)
Net asset value, end of year ....................... $12.61 $12.82 $12.09 $12.07 $12.27
Total return
d
................................... 0.45% 8.82% 3.16% 1.23% 0.11%
Ratios to average net assets
Expenses ..................................... 0.68%
e
0.68%
e
0.68%
e
0.66% 0.65%
Net investment income ........................... 2.13% 2.57% 2.96% 2.87% 2.99%
Supplemental data
Net assets, end of year (000’s) ..................... $583,105 $606,559 $588,878 $657,415 $695,040
Portfolio turnover rate ............................ 9.45% 16.45% 13.97% 13.77% 13.80%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
97
a
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.97 $12.23 $12.21 $12.40 $12.76
Income from investment operations
b
:
Net investment income
c
......................... 0.20 0.25 0.29 0.29 0.31
Net realized and unrealized gains (losses) ........... (0.21) 0.75 0.02 (0.20) (0.37)
Total from investment operations .................... (0.01) 1.00 0.31 0.09 (0.06)
Less distributions from:
Net investment income .......................... (0.20) (0.26) (0.29) (0.28) (0.30)
Net asset value, end of year ....................... $12.76 $12.97 $12.23 $12.21 $12.40
Total return
d
................................... (0.10)% 8.23% 2.56% 0.74% (0.45)%
Ratios to average net assets
Expenses ..................................... 1.23%
e
1.23%
e
1.23%
e
1.21% 1.20%
Net investment income ........................... 1.57% 2.02% 2.41% 2.32% 2.44%
Supplemental data
Net assets, end of year (000’s) ..................... $109,387 $138,417 $148,269 $203,925 $223,444
Portfolio turnover rate ............................ 9.45% 16.45% 13.97% 13.77% 13.80%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
98
a
Year Ended February 28, Year Ended
February 28,
2018
b
2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $12.84 $12.11 $12.09 $12.40
Income from investment operations
c
:
Net investment income
d
...................................... 0.29 0.34 0.37 0.22
Net realized and unrealized gains (losses) ........................ (0.20) 0.73 0.02 (0.32)
Total from investment operations ................................. 0.09 1.07 0.39 (0.10)
Less distributions from:
Net investment income ....................................... (0.29) (0.34) (0.37) (0.21)
Net asset value, end of year .................................... $12.64 $12.84 $12.11 $12.09
Total return
e
................................................ 0.60% 8.97% 3.30% (0.80)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ................... 0.55% 0.55% 0.56% 0.54%
Expenses net of waiver and payments by affiliates .................... 0.53%
g
0.53%
g
0.53%
g
0.51%
Net investment income ........................................ 2.26% 2.72% 3.11% 3.02%
Supplemental data
Net assets, end of year (000’s) .................................. $13,889 $9,693 $7,177 $8,342
Portfolio turnover rate ......................................... 9.45% 16.45% 13.97% 13.77%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
99
a
Year Ended February 28,
2021 2020
a
2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.83 $12.11 $12.09 $12.28 $12.64
Income from investment operations
b
:
Net investment income
c
......................... 0.28 0.33 0.37 0.37 0.39
Net realized and unrealized gains (losses) ........... (0.20) 0.73 0.02 (0.19) (0.36)
Total from investment operations .................... 0.08 1.06 0.39 0.18 0.03
Less distributions from:
Net investment income .......................... (0.28) (0.34) (0.37) (0.37) (0.39)
Net asset value, end of year ....................... $12.63 $12.83 $12.11 $12.09 $12.28
Total return .................................... 0.63% 8.83% 3.26% 1.41% 0.20%
Ratios to average net assets
Expenses ..................................... 0.58%
d
0.58%
d
0.58%
d
0.56% 0.55%
Net investment income ........................... 2.22% 2.67% 3.06% 2.97% 3.09%
Supplemental data
Net assets, end of year (000’s) ..................... $244,156 $203,230 $156,683 $160,199 $169,533
Portfolio turnover rate ............................ 9.45% 16.45% 13.97% 13.77% 13.80%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments, February 28, 2021
Franklin Minnesota Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
100
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 94.4%
Minnesota 93.5%
Alexandria Independent School District No. 206 , GO , 2017 A , Refunding , 3% , 2/01/37
$ 29,905,000 $ 31,949,007
Anoka-Hennepin Independent School District No. 11 ,
GO, 2018A, 3.25%, 2/01/37 .......................................... 5,355,000 5,776,599
GO, 2018A, 3.375%, 2/01/43 ......................................... 6,020,000 6,455,246
GO, 2020 A, 3%, 2/01/45 ............................................ 4,000,000 4,218,840
Big Lake Independent School District No. 727 ,
GO, 2012B, Refunding, 5%, 2/01/23 .................................... 2,990,000 3,118,989
GO, 2012B, Refunding, 5%, 2/01/24 .................................... 3,000,000 3,131,130
GO, 2012B, Refunding, 5%, 2/01/25 .................................... 1,225,000 1,278,312
Brainerd Independent School District No. 181 ,
GO, 2018 A, 4%, 2/01/32 ............................................ 3,065,000 3,509,425
GO, 2018 A, 4%, 2/01/39 ............................................ 10,600,000 11,921,926
GO, 2018 A, 4%, 2/01/42 ............................................ 1,900,000 2,123,592
GO, 2018 C, Refunding, 5%, 2/01/28 ................................... 3,735,000 4,522,151
Cambridge-Isanti Independent School District No. 911 ,
GO, 2012A, Refunding, 3%, 2/01/27 .................................... 3,410,000 3,477,962
GO, 2012A, Refunding, 3%, 2/01/30 .................................... 5,585,000 5,658,610
Centennial Independent School District No. 12 ,
GO, 2015A, Zero Cpn ., 2/01/32 ....................................... 1,450,000 1,044,507
GO, 2015A, Zero Cpn ., 2/01/34 ....................................... 1,600,000 1,050,224
GO, 2015A, Zero Cpn ., 2/01/35 ....................................... 350,000 219,590
Central Minnesota Municipal Power Agency ,
Revenue, 2012, 5%, 1/01/32 ......................................... 1,150,000 1,193,907
Revenue, 2012, 5%, 1/01/42 ......................................... 1,615,000 1,673,221
City of Center City , Hazelden Betty Ford Foundation , Revenue , 2019 , Refunding , 4% ,
11/01/41 ........................................................ 1,000,000 1,123,870
City of Fridley , Fridley Leased Housing Associates I LLLP , Revenue , 2018 , FNMA
Insured , 3.75% , 11/01/34 ............................................ 9,747,180 10,966,455
City of Lakeville , GO , 2012B , Refunding , 3% , 2/01/30 ........................
4,690,000 4,764,665
City of Minneapolis ,
GO, 2018, 4%, 12/01/43 ............................................. 5,000,000 5,657,450
GO, 2018, 4%, 12/01/46 ............................................. 3,500,000 3,943,870
GO, 2019, 3%, 12/01/28 ............................................. 1,400,000 1,556,534
GO, 2019, 3%, 12/01/40 ............................................. 5,000,000 5,289,150
GO, 2020, Refunding, 2%, 12/01/29 .................................... 5,730,000 5,948,943
Revenue, 2018 A, Refunding, AGMC Insured, 5%, 11/15/49 .................. 6,000,000 7,105,500
14th and Central LLLP, Revenue, 2020, FNMA Insured, 2.35%, 2/01/38 ......... 10,000,000 10,048,300
Fairview Health Services Obligated Group, Revenue, 2015 A, Refunding, AGMC
Insured, 5%, 11/15/44 ............................................. 10,000,000 11,294,200
City of Minneapolis St. Paul Housing & Redevelopment Authority ,
Allina Health Obligated Group, Revenue, 2017 A, Refunding, 5%, 11/15/26 ....... 2,000,000 2,467,180
Allina Health Obligated Group, Revenue, 2017 A, Refunding, 5%, 11/15/27 ....... 2,000,000 2,480,640
City of Plymouth ,
GO, 2020A, 2%, 2/01/31 ............................................ 1,790,000 1,861,564
GO, 2020A, 2%, 2/01/32 ............................................ 2,080,000 2,144,127
GO, 2020A, 2%, 2/01/33 ............................................ 2,125,000 2,172,770
City of Ramsey ,
GO, 2012A, 3%, 12/15/28 ........................................... 1,105,000 1,121,387
GO, 2012A, 3.375%, 12/15/31 ........................................ 1,215,000 1,231,998
City of Rochester ,
Electric Utility, Revenue, 2013B, Pre-Refunded, 5%, 12/01/43 ................ 1,000,000 1,128,490
Electric Utility, Revenue, 2017 A, Refunding, 5%, 12/01/42 ................... 2,000,000 2,383,260
Electric Utility, Revenue, 2017 A, Refunding, 5%, 12/01/47 ................... 9,210,000 10,880,326
Mayo Clinic, Revenue, 2016B, Refunding, 5%, 11/15/33 ..................... 4,425,000 6,266,065
Mayo Clinic, Revenue, 2016B, Refunding, 5%, 11/15/34 ..................... 10,235,000 14,748,021
Mayo Clinic, Revenue, 2016B, Refunding, 5%, 11/15/35 ..................... 5,000,000 7,303,100

Franklin Tax-Free Trust
Statement of Investments
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
101
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
City of Rochester, (continued)
Mayo Clinic, Revenue, 2016B, Refunding, 5%, 11/15/36 ..................... $ 4,200,000 $ 6,214,026
Mayo Clinic, Revenue, 2018, 4%, 11/15/48 ............................... 6,000,000 6,803,700
City of St. Cloud ,
CentraCare Health System Obligated Group, Revenue, 2010A, 5.125%, 5/01/30 .. 750,000 752,062
CentraCare Health System Obligated Group, Revenue, 2016A, Refunding, 4%,
5/01/37 ........................................................ 12,310,000 13,544,078
CentraCare Health System Obligated Group, Revenue, 2016A, Refunding, 5%,
5/01/46 ........................................................ 4,650,000 5,364,240
City of St. Paul ,
Sales & Use Tax, Revenue, 2014G, 5%, 11/01/31 .......................... 1,000,000 1,146,190
Sales & Use Tax, Revenue, 2014G, 5%, 11/01/32 .......................... 1,000,000 1,148,140
City of Virginia ,
GO, 2020 A, AGMC Insured, 4%, 2/01/36 ................................ 1,000,000 1,139,750
GO, 2020 A, AGMC Insured, 4%, 2/01/40 ................................ 1,160,000 1,309,130
City of Willmar , GO , 2012A , Refunding , 3% , 2/01/29 .........................
500,000 500,720
Cloquet Independent School District No. 94 , GO , 2015B , 5% , 2/01/32 ............
3,615,000 4,210,354
County of Hennepin ,
GO, 2019 B, 5%, 12/15/33 ........................................... 2,280,000 2,917,191
GO, 2019 B, 5%, 12/15/34 ........................................... 1,055,000 1,346,296
GO, 2019 B, 5%, 12/15/36 ........................................... 12,680,000 16,076,338
GO, 2020 C, 5%, 12/15/31 ........................................... 5,220,000 6,876,985
Dakota County Community Development Agency , Revenue , 2011 A , GNMA Insured ,
4.875% , 12/01/33 .................................................. 555,000 555,333
Dawson-Boyd Independent School District No. 378 , GO , 2019 A , 3.125% , 2/01/40 ...
2,965,000 3,189,391
Dilworth Glyndon Felton Independent School District No. 2164 ,
GO, 2020 A, 3%, 2/01/37 ............................................ 1,000,000 1,054,320
GO, 2020 A, 3%, 2/01/39 ............................................ 1,000,000 1,050,430
GO, 2020 A, 3%, 2/01/41 ............................................ 1,225,000 1,282,734
Duluth Economic Development Authority ,
Essentia Health Obligated Group, Revenue, 2018 A, Refunding, 5.25%, 2/15/53 ... 15,900,000 18,856,129
Essentia Health Obligated Group, Revenue, 2018 A, Refunding, 5.25%, 2/15/58 ... 13,035,000 15,430,703
Duluth Independent School District No. 709 ,
COP, 2016 A, Refunding, 5%, 2/01/25 .................................. 1,015,000 1,169,838
COP, 2016 A, Refunding, 5%, 2/01/26 .................................. 2,740,000 3,247,338
COP, 2016 A, Refunding, 4%, 2/01/27 .................................. 3,750,000 4,277,175
COP, 2016 A, Refunding, 4%, 2/01/28 .................................. 1,500,000 1,700,295
GO, 2015B, Refunding, 4%, 2/01/25 .................................... 3,450,000 3,869,658
GO, 2015B, Refunding, 2.5%, 2/01/26 .................................. 2,840,000 2,987,794
Edina Independent School District No. 273 , GO , 2019A , 3% , 2/01/36 .............
1,630,000 1,745,111
Elk River Independent School District No. 728 , GO , 2015A , 4% , 2/01/32 ..........
6,130,000 6,570,011
Farmington Independent School District No. 192 , GO , 2016 A , 4% , 2/01/28 ........
3,830,000 4,376,847
Fridley Independent School District No. 14 , GO , 2016 A , 4% , 2/01/29 ............
2,220,000 2,510,842
Hastings Independent School District No. 200 ,
GO, 2018A, Zero Cpn ., 2/01/38 ....................................... 4,685,000 2,772,630
GO, 2018A, Zero Cpn ., 2/01/39 ....................................... 4,685,000 2,653,490
GO, 2018A, Zero Cpn ., 2/01/40 ....................................... 4,685,000 2,538,521
Hennepin County Regional Railroad Authority ,
GO, 2019A, 5%, 12/01/35 ........................................... 4,480,000 5,667,693
GO, 2019A, 5%, 12/01/36 ........................................... 5,220,000 6,581,793
Hermantown Independent School District No. 700 , GO , 2014A , Refunding , 4% , 2/01/29
2,310,000 2,551,372
Hopkins Independent School District No. 270 ,
GO, 2019A, 3%, 2/01/33 ............................................ 5,640,000 6,035,984
GO, 2019A, 3%, 2/01/34 ............................................ 2,450,000 2,613,832
Jordan Independent School District No. 717 ,
GO, 2014A, Refunding, 5%, 2/01/31 .................................... 1,460,000 1,587,327

Franklin Tax-Free Trust
Statement of Investments
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
102
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Jordan Independent School District No. 717, (continued)
GO, Refunding, 5%, 2/01/32 ......................................... $ 2,000,000 $ 2,174,420
GO, 2014A, Refunding, 5%, 2/01/33 .................................... 1,700,000 1,848,257
GO, 2014A, Refunding, 5%, 2/01/34 .................................... 1,805,000 1,962,414
GO, 2014A, Refunding, 5%, 2/01/35 .................................... 1,000,000 1,087,210
Lakeville Independent School District No. 194 , GO , 2012B , 3% , 2/01/25 ..........
3,560,000 3,642,200
Mankato Independent School District No. 77 ,
GO, 2020A, 4%, 2/01/37 ............................................ 935,000 1,083,188
GO, 2020A, 4%, 2/01/41 ............................................ 1,385,000 1,588,083
Maple River Independent School District No. 2135 ,
GO, 2020 A, 4%, 2/01/45 ............................................ 6,000,000 6,978,300
GO, 2020 A, 4%, 2/01/50 ............................................ 10,000,000 11,570,800
Metropolitan Council ,
GO, 2016 C, Refunding, 3%, 3/01/30 ................................... 3,305,000 3,567,417
GO, 2019A, 3%, 3/01/29 ............................................ 6,400,000 6,965,824
GO, 2020 B, 2.125%, 3/01/36 ......................................... 4,500,000 4,549,005
GO, 2020 B, 2.125%, 3/01/37 ......................................... 4,000,000 4,026,920
GO, 2020 B, 2.125%, 3/01/38 ......................................... 4,000,000 4,013,720
Minneapolis Special School District No. 1 ,
GO, 2017 B, 5%, 2/01/30 ............................................ 2,590,000 3,256,459
GO, 2020 B, 4%, 2/01/38 ............................................ 1,885,000 2,240,511
GO, 2020C, 4%, 2/01/36 ............................................ 1,210,000 1,450,548
Minneapolis-St. Paul Metropolitan Airports Commission ,
Revenue, 2012B, Refunding, 5%, 1/01/27 ............................... 1,500,000 1,557,540
Revenue, 2012B, Refunding, 5%, 1/01/28 ............................... 2,250,000 2,335,140
Revenue, 2019 A, Refunding, 5%, 1/01/44 ............................... 4,750,000 5,757,665
Revenue, Senior Lien, 2016 C, 5%, 1/01/34 .............................. 2,870,000 3,413,205
Revenue, Senior Lien, 2016 C, 5%, 1/01/35 .............................. 4,025,000 4,777,313
Revenue, Senior Lien, 2016 C, 5%, 1/01/41 .............................. 19,655,000 23,031,925
Revenue, Senior Lien, 2016 C, 5%, 1/01/46 .............................. 15,500,000 18,000,150
Minnesota Higher Education Facilities Authority ,
Carleton College, Revenue, 2017, Refunding, 4%, 3/01/47 ................... 3,575,000 3,949,517
Macalester College, Revenue, 2017, Refunding, 3%, 3/01/33 ................. 3,010,000 3,195,055
Macalester College, Revenue, 2017, Refunding, 4%, 3/01/42 ................. 900,000 992,610
St. Olaf College, Revenue, 2021, 3%, 10/01/38 ........................... 1,000,000 1,086,770
St. Olaf College, Revenue, 2021, 3%, 10/01/41 ........................... 1,600,000 1,722,304
St. Olaf College, Revenue, 2021, 4%, 10/01/46 ........................... 3,740,000 4,339,672
St. Olaf College, Revenue, 2021, 4%, 10/01/50 ........................... 3,805,000 4,403,488
St. Olaf College, Revenue, Eight N, Refunding, 4%, 10/01/33 ................. 1,500,000 1,692,855
St. Olaf College, Revenue, Eight N, Refunding, 4%, 10/01/35 ................. 500,000 561,780
University of St. Thomas, Revenue, 2016 8-L, Refunding, 4%, 4/01/31 .......... 4,200,000 4,712,904
University of St. Thomas, Revenue, 2016 8-L, Refunding, 5%, 4/01/35 .......... 1,720,000 2,009,132
University of St. Thomas, Revenue, 2017A, Refunding, 4%, 10/01/36 ........... 750,000 849,877
University of St. Thomas, Revenue, 2017A, Refunding, 4%, 10/01/37 ........... 750,000 847,665
University of St. Thomas, Revenue, 2019, 5%, 10/01/40 ..................... 3,260,000 3,991,544
University of St. Thomas, Revenue, 2019, 4%, 10/01/44 ..................... 2,745,000 3,088,345
Minnesota Housing Finance Agency ,
Revenue, 2009, 4%, 8/01/29 ......................................... 3,675,000 3,683,269
Revenue, 2011, 5%, 8/01/31 ......................................... 2,225,000 2,268,499
Revenue, 2011-E, GNMA Insured, 4.45%, 7/01/31 ......................... 1,945,000 1,963,536
Revenue, 2011G, GNMA Insured, 4%, 7/01/26 ............................ 950,000 959,889
Revenue, 2011G, GNMA Insured, 4.4%, 7/01/32 .......................... 1,620,000 1,633,122
Revenue, 2019 C, 4%, 8/01/39 ........................................ 1,000,000 1,157,110
Revenue, 2020 B, GNMA Insured, 2.8%, 1/01/44 .......................... 4,125,000 4,236,664
Revenue, 2020 E, GNMA Insured, 2.5%, 7/01/40 .......................... 2,365,000 2,415,942
Revenue, 2020 E, GNMA Insured, 2.7%, 7/01/44 .......................... 3,320,000 3,384,972
Revenue, 2020 G, GNMA Insured, 2.45%, 7/01/45 ......................... 2,480,000 2,509,041

Franklin Tax-Free Trust
Statement of Investments
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
103
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Minnesota Housing Finance Agency, (continued)
Revenue, 2020 I, 2%, 7/01/40 ........................................ $ 3,125,000 $ 3,053,438
Revenue, 2020 I, 2.15%, 7/01/45 ...................................... 2,500,000 2,429,250
Revenue, 2020 I, 2.2%, 1/01/51 ....................................... 4,000,000 3,857,920
Revenue, 2020B, 4%, 8/01/39 ........................................ 2,055,000 2,434,147
Revenue, 2020B, 4%, 8/01/40 ........................................ 3,405,000 4,019,160
Revenue, 2020B, 4%, 8/01/41 ........................................ 3,100,000 3,649,227
Revenue, 2020D, 4%, 8/01/41 ........................................ 1,000,000 1,177,170
Revenue, 2020D, 4%, 8/01/42 ........................................ 1,000,000 1,173,250
Revenue, 2020D, 4%, 8/01/43 ........................................ 1,000,000 1,170,320
Minnesota Municipal Power Agency ,
Revenue, 2014A, Refunding, 4%, 10/01/31 .............................. 1,265,000 1,372,980
Revenue, 2014A, Refunding, 4%, 10/01/32 .............................. 1,200,000 1,298,736
Revenue, 2014A, Refunding, 4%, 10/01/33 .............................. 1,000,000 1,079,430
Revenue, 2014A, Refunding, 5%, 10/01/34 .............................. 1,000,000 1,142,960
Revenue, 2014A, Refunding, 5%, 10/01/35 .............................. 1,005,000 1,148,675
Revenue, 2016, 4%, 10/01/41 ........................................ 4,680,000 5,099,281
Revenue, 2016, 5%, 10/01/47 ........................................ 4,650,000 5,472,818
Minnesota Public Facilities Authority , Revenue , 2010A , 5% , 3/01/24 ..............
17,010,000 19,379,833
Minnesota State Colleges And Universities Foundation ,
Revenue, 2011A, 5%, 10/01/28 ....................................... 2,135,000 2,191,642
Revenue, 2012A, Refunding, 5%, 10/01/22 .............................. 1,410,000 1,516,751
Moorhead Independent School District No. 152 , GO , 2020A , 2.5% , 2/01/37 ........
9,295,000 9,570,132
North St. Paul-Maplewood-Oakdale Independent School District No. 622 ,
GO, 2019 A, 3%, 2/01/42 ............................................ 5,975,000 6,328,242
GO, 2019 A, 3%, 2/01/46 ............................................ 23,965,000 25,185,777
Northern Municipal Power Agency ,
Revenue, 2013A, 5%, 1/01/30 ........................................ 1,190,000 1,281,511
Revenue, 2017, Refunding, 5%, 1/01/41 ................................. 800,000 925,960
Prior Lake-Savage Independent School District No. 719 ,
GO, 2018B, Zero Cpn ., 2/01/27 ....................................... 10,545,000 9,855,673
GO, 2018B, Zero Cpn ., 2/01/28 ....................................... 13,055,000 11,908,641
GO, 2018B, Zero Cpn ., 2/01/30 ....................................... 9,010,000 7,641,201
GO, 2018B, Zero Cpn ., 2/01/31 ....................................... 5,310,000 4,340,447
Rochester Independent School District No. 535 ,
GO, 2020A, 4%, 2/01/28 ............................................ 4,300,000 5,193,540
GO, 2020A, 4%, 2/01/29 ............................................ 6,565,000 7,871,041
Roseville Independent School District No. 623 ,
GO, 2018A, 5%, 2/01/30 ............................................ 3,700,000 4,514,148
GO, 2018A, 4%, 2/01/34 ............................................ 9,535,000 10,819,746
Sartell-St. Stephen Independent School District No. 748 ,
GO, 2016B, Zero Cpn ., 2/01/36 ....................................... 3,000,000 1,943,880
GO, 2016B, Zero Cpn ., 2/01/37 ....................................... 2,820,000 1,754,942
GO, 2016B, Zero Cpn ., 2/01/38 ....................................... 5,220,000 3,130,121
GO, 2016B, Zero Cpn ., 2/01/39 ....................................... 3,020,000 1,744,231
South Washington County Independent School District No. 833 , GO , 2016 C , 4% ,
2/01/29 ......................................................... 5,260,000 6,011,181
Southern Minnesota Municipal Power Agency ,
Revenue, 1994A, NATL Insured, Zero Cpn ., 1/01/23 ........................ 4,000,000 3,952,680
Revenue, 1994A, NATL Insured, Zero Cpn ., 1/01/26 ........................ 5,395,000 5,099,786
Revenue, 1994A, NATL Insured, Zero Cpn ., 1/01/27 ........................ 6,600,000 6,106,848
Revenue, 2015 A, Refunding, 5%, 1/01/46 ............................... 9,345,000 10,793,381
Revenue, 2017 A, 5%, 1/01/42 ........................................ 1,315,000 1,585,864
Revenue, 2019 A, 5%, 1/01/32 ........................................ 700,000 896,721
Revenue, 2019 A, 5%, 1/01/33 ........................................ 560,000 714,078
Revenue, 2019 A, 5%, 1/01/34 ........................................ 610,000 774,517

Franklin Tax-Free Trust
Statement of Investments
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
104
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
St. Cloud Independent School District No. 742 ,
COP, 2017 A, 4%, 2/01/38 ........................................... $ 1,000,000 $ 1,066,370
GO, 2015A, 4%, 2/01/28 ............................................ 2,080,000 2,310,963
GO, 2017 B, 4%, 2/01/30 ............................................ 4,060,000 4,561,288
GO, 2017 B, 4%, 2/01/36 ............................................ 2,500,000 2,765,200
GO, 2017 B, 4%, 2/01/37 ............................................ 2,250,000 2,483,033
St. Francis Independent School District No. 15 ,
GO, 2018A, 4%, 2/01/37 ............................................ 1,025,000 1,076,967
GO, 2018A, 3.5%, 2/01/41 ........................................... 6,350,000 6,523,292
St. Michael-Albertville Independent School District No. 885 , GO , 2011-A , Refunding ,
4.25% , 2/01/32 ................................................... 10,295,000 10,580,995
St. Paul Independent School District No. 625 , GO , 2013B , Refunding , 5% , 2/01/24 ..
2,925,000 3,187,899
St. Paul Port Authority ,
District Energy St. Paul Obligated Group, Revenue, 2021-1, Refunding, 3%, 10/01/34 300,000 315,756
District Energy St. Paul Obligated Group, Revenue, 2021-1, Refunding, 4%, 10/01/41 675,000 743,607
State of Minnesota ,
COP, 2014, 5%, 6/01/36 ............................................. 3,615,000 4,078,588
GO, 2013F, Refunding, 4%, 10/01/25 ................................... 15,000,000 16,351,200
GO, 2016 A, 5%, 8/01/28 ............................................ 4,215,000 5,169,697
GO, 2018 A, 5%, 8/01/31 ............................................ 5,000,000 6,381,200
GO, 2019 A, 5%, 8/01/29 ............................................ 10,000,000 13,232,400
GO, 2019 A, 5%, 8/01/38 ............................................ 3,540,000 4,516,049
GO, 2020 A, 5%, 8/01/38 ............................................ 10,000,000 13,052,200
Revenue, 2012B, Refunding, 4%, 3/01/26 ............................... 3,000,000 3,101,400
Revenue, 2012B, Refunding, 3%, 3/01/30 ............................... 5,000,000 5,078,900
Revenue, 2014A, 5%, 6/01/38 ........................................ 8,500,000 9,307,075
University of Minnesota ,
Revenue, 2011B, 5%, 8/01/36 ........................................ 5,000,000 5,094,800
Revenue, 2014B, 5%, 1/01/38 ........................................ 4,500,000 5,017,590
Revenue, 2015 A, Refunding, 5%, 8/01/25 ............................... 5,000,000 5,977,000
Revenue, 2015 A, Refunding, 5%, 8/01/28 ............................... 7,225,000 8,502,525
Revenue, 2016 A, 5%, 4/01/41 ........................................ 5,000,000 5,932,200
Revenue, 2017 B, Refunding, 5%, 12/01/30 .............................. 5,575,000 6,955,537
Revenue, 2017A, 5%, 9/01/42 ........................................ 4,410,000 5,341,877
Revenue, 2019A, 5%, 4/01/39 ........................................ 1,805,000 2,259,878
Revenue, 2019A, 5%, 4/01/41 ........................................ 6,045,000 7,531,768
Revenue, 2019A, 5%, 4/01/44 ........................................ 8,505,000 10,501,464
Revenue, 2020A, 5%, 11/01/39 ....................................... 5,880,000 7,607,132
Virginia Independent School District No. 706 ,
Rock Ridge Independent School District No. 2909, GO, 2019A, 5%, 2/01/30 ...... 3,600,000 4,531,788
Rock Ridge Independent School District No. 2909, GO, 2019A, 3%, 2/01/40 ...... 3,295,000 3,517,841
Watertown-Mayer Independent School District No. 111 ,
GO, 2020 A, Zero Cpn ., 2/01/33 ....................................... 2,470,000 1,948,262
GO, 2020 A, Zero Cpn ., 2/01/34 ....................................... 2,470,000 1,887,623
GO, 2020 A, Zero Cpn ., 2/01/36 ....................................... 1,470,000 1,052,358
GO, 2020 A, Zero Cpn ., 2/01/37 ....................................... 2,470,000 1,707,956
Waterville-Elysian-Morristown Independent School District No. 2143 , GO , 2019 A , 3% ,
2/01/32 ......................................................... 1,995,000 2,153,882
West St. Paul-Mendota Heights-Eagan Independent School District No. 197 , GO , 2018
A , 4% , 2/01/34 .................................................... 2,655,000 3,020,779
Western Minnesota Municipal Power Agency ,
Revenue, 2012A, Refunding, 5%, 1/01/24 ............................... 5,000,000 5,426,600
Revenue, 2012A, Refunding, 5%, 1/01/25 ............................... 3,370,000 3,654,933
Revenue, 2012A, Refunding, 5%, 1/01/29 ............................... 1,200,000 1,297,320
Revenue, 2014A, Pre-Refunded, 5%, 1/01/40 ............................. 8,075,000 9,136,540
Revenue, 2014A, Pre-Refunded, 5%, 1/01/46 ............................. 11,870,000 13,430,430
Revenue, 2015A, Refunding, 5%, 1/01/35 ............................... 3,000,000 3,538,320

Franklin Tax-Free Trust
Statement of Investments
Franklin Minnesota Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
105
s
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Western Minnesota Municipal Power Agency, (continued)
Revenue, 2015A, Refunding, 5%, 1/01/36 ............................... $ 2,035,000 $ 2,395,968
Revenue, 2018 A, 5%, 1/01/49 ........................................ 5,000,000 6,000,700
1,038,889,097
U.S. Territories 0.9%
Puerto Rico 0.9%
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 1,800,000 2,021,958
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 775,000 961,914
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/32 ................... 2,890,000 3,548,891
Revenue, CC, Refunding, AGMC Insured, 5.5%, 7/01/31 .................... 1,500,000 1,864,815
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 800,000 1,005,080
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 1,000,000 1,128,570
10,531,228
Total U.S. Territories .................................................................... 10,531,228
Total Municipal Bonds (Cost $988,435,344) .....................................
1,049,420,325
a a a a
Short Term Investments 2.1%
Municipal Bonds 2.1%
Minnesota 2.1%
a
City of Minneapolis St. Paul Housing & Redevelopment Authority ,
Allina Health Obligated Group, Revenue, 2009-B-1, LOC JPMorgan Chase Bank NA,
Daily VRDN and Put, 0.01%, 11/15/35 ................................. 9,850,000 9,850,000
Allina Health Obligated Group, Revenue, B-2, LOC JPMorgan Chase Bank NA, Daily
VRDN and Put, 0.01%, 11/15/35 ..................................... 13,100,000 13,100,000
22,950,000
Total Municipal Bonds (Cost $22,950,000) ......................................
22,950,000
Total Short Term Investments (Cost $22,950,000 ) ................................
22,950,000
a
Total Investments (Cost $1,011,385,344) 96.5% ..................................
$1,072,370,325
Other Assets, less Liabilities 3.5% .............................................
38,788,744
Net Assets 100.0% ...........................................................
$1,111,159,069
See Abbreviations on page 170 .
a
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Ohio Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
106
a
Year Ended February 28, Year Ended
February 28,
2019
b
2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ............................................ $13.20 $12.49 $12.38
Income from investment operations
c
:
Net investment income
d
.................................................. 0.30 0.35 0.17
Net realized and unrealized gains (losses) .................................... (0.30) 0.71 0.11
Total from investment operations ............................................. — 1.06 0.28
Less distributions from:
Net investment income ................................................... (0.30) (0.35) (0.17)
Net asset value, end of year ................................................ $12.90 $13.20 $12.49
Total return
e
............................................................ 0.02% 8.60% 2.30%
Ratios to average net assets
f
Expenses
g
............................................................. 0.80% 0.81% 0.80%
Net investment income .................................................... 2.31% 2.69% 2.88%
Supplemental data
Net assets, end of year (000’s) .............................................. $261,661 $160,174 $75,132
Portfolio turnover rate ..................................................... 20.64% 4.56% 13.09%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
107
a
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.20 $12.49 $12.46 $12.56 $12.90
Income from investment operations
b
:
Net investment income
c
......................... 0.33 0.37 0.38 0.38 0.41
Net realized and unrealized gains (losses) ........... (0.31) 0.71 0.03 (0.10) (0.34)
Total from investment operations .................... 0.02 1.08 0.41 0.28 0.07
Less distributions from:
Net investment income .......................... (0.32) (0.37) (0.38) (0.38) (0.41)
Net asset value, end of year ....................... $12.90 $13.20 $12.49 $12.46 $12.56
Total return
d
................................... 0.17% 8.76% 3.34% 2.26% 0.52%
Ratios to average net assets
Expenses ..................................... 0.65%
e
0.66%
e
0.65%
e
0.64% 0.63%
Net investment income ........................... 2.49% 2.84% 3.03% 3.02% 3.17%
Supplemental data
Net assets, end of year (000’s) ..................... $929,798 $996,280 $985,590 $1,090,194 $1,120,704
Portfolio turnover rate ............................ 20.64% 4.56% 13.09% 15.46% 14.17%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
108
a
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.38 $12.66 $12.63 $12.72 $13.06
Income from investment operations
b
:
Net investment income
c
......................... 0.25 0.30 0.31 0.32 0.34
Net realized and unrealized gains (losses) ........... (0.30) 0.72 0.03 (0.10) (0.34)
Total from investment operations .................... (0.05) 1.02 0.34 0.22 —
Less distributions from:
Net investment income .......................... (0.25) (0.30) (0.31) (0.31) (0.34)
Net asset value, end of year ....................... $13.08 $13.38 $12.66 $12.63 $12.72
Total return
d
................................... (0.37)% 8.16% 2.72% 1.75% (0.05)%
Ratios to average net assets
Expenses ..................................... 1.20%
e
1.21%
e
1.20%
e
1.19% 1.18%
Net investment income ........................... 1.92% 2.29% 2.48% 2.47% 2.62%
Supplemental data
Net assets, end of year (000’s) ..................... $169,258 $203,367 $215,045 $308,088 $330,566
Portfolio turnover rate ............................ 20.64% 4.56% 13.09% 15.46% 14.17%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
109
a
Year Ended February 28, Year Ended
February 28,
2018
b
2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $13.22 $12.50 $12.47 $12.73
Income from investment operations
c
:
Net investment income
d
...................................... 0.34 0.38 0.39 0.23
Net realized and unrealized gains (losses) ........................ (0.31) 0.73 0.03 (0.26)
Total from investment operations ................................. 0.03 1.11 0.42 (0.03)
Less distributions from:
Net investment income ....................................... (0.34) (0.39) (0.39) (0.23)
Net asset value, end of year .................................... $12.91 $13.22 $12.50 $12.47
Total return
e
................................................ 0.31% 8.90% 3.47% (0.24)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ................... 0.54% 0.53% 0.53% 0.52%
Expenses net of waiver and payments by affiliates .................... 0.51%
g
0.52%
g
0.51%
g
0.50%
Net investment income ........................................ 2.59% 2.98% 3.17% 3.16%
Supplemental data
Net assets, end of year (000’s) .................................. $16,977 $10,638 $6,942 $7,847
Portfolio turnover rate ......................................... 20.64% 4.56% 13.09% 15.46%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
110
a
Year Ended February 28,
2021 2020
a
2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.21 $12.50 $12.47 $12.57 $12.91
Income from investment operations
b
:
Net investment income
c
......................... 0.34 0.38 0.39 0.40 0.42
Net realized and unrealized gains (losses) ........... (0.30) 0.71 0.03 (0.10) (0.34)
Total from investment operations .................... 0.04 1.09 0.42 0.30 0.08
Less distributions from:
Net investment income .......................... (0.34) (0.38) (0.39) (0.40) (0.42)
Net asset value, end of year ....................... $12.91 $13.21 $12.50 $12.47 $12.57
Total return .................................... 0.27% 8.86% 3.43% 2.36% 0.62%
Ratios to average net assets
Expenses ..................................... 0.55%
d
0.56%
d
0.55%
d
0.54% 0.53%
Net investment income ........................... 2.58% 2.94% 3.13% 3.12% 3.27%
Supplemental data
Net assets, end of year (000’s) ..................... $295,666 $243,913 $179,427 $170,329 $143,603
Portfolio turnover rate ............................ 20.64% 4.56% 13.09% 15.46% 14.17%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments, February 28, 2021
Franklin Ohio Tax-Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
111
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 100.8%
Ohio 100.3%
Akron Bath Copley Joint Township Hospital District , Summa Health System Obligated
Group , Revenue , 2020 , Refunding , 3% , 11/15/40 .......................... $ 3,100,000 $ 3,131,217
American Municipal Power, Inc. ,
Revenue, 2015A, Refunding, 5%, 2/15/28 ............................... 5,000,000 5,627,150
Revenue, 2016 A, 4%, 2/15/36 ........................................ 1,000,000 1,111,810
Revenue, 2016 A, 5%, 2/15/46 ........................................ 5,000,000 5,881,600
Revenue, 2016A, Refunding, 5%, 2/15/46 ............................... 7,500,000 8,802,675
Revenue, 2017 A, Refunding, 5%, 2/15/37 ............................... 3,700,000 4,499,940
Revenue, 2017 A, Refunding, 5%, 2/15/38 ............................... 3,500,000 4,246,305
Revenue, 2019 A, 5%, 2/15/44 ........................................ 3,345,000 4,064,911
Revenue, 2019 C, Refunding, 4%, 2/15/39 ............................... 18,795,000 21,660,486
Anthony Wayne Local School District , GO , 2017 A , 4% , 12/01/39 ................
3,000,000 3,314,130
Apollo Joint Vocational School District , GO , 2017 , Refunding , 4% , 12/01/39 ........
6,530,000 7,463,463
Ashland City School District , GO , 2013-2 , 4% , 11/01/49 .......................
6,685,000 6,699,707
Beaver Local School District , GO , 2012 , 4% , 12/01/40 ........................
3,000,000 3,077,910
Bethel Local School District ,
COP, 2020, BAM Insured, 3%, 12/01/45 ................................. 4,095,000 4,172,846
COP, 2020, BAM Insured, 2.75%, 12/01/49 .............................. 4,000,000 3,914,680
Big Walnut Local School District , GO , 2019 , 5% , 12/01/53 .....................
9,155,000 11,036,810
Bloom-Carroll Local School District , GO , 2018A , 5% , 11/01/55 ..................
7,025,000 8,353,708
Bowling Green State University , Revenue , 2017 B , Refunding , 5% , 6/01/42 ........
3,250,000 3,809,618
Brecksville-Broadview Heights City School District , GO , 2018 , Pre-Refunded , 5.25% ,
12/01/54 ........................................................ 7,390,000 8,400,952
Brooklyn City School District ,
GO, 2017, Refunding, AGMC Insured, 5%, 12/01/38 ........................ 1,905,000 2,255,863
GO, 2017, Refunding, AGMC Insured, 5%, 12/01/49 ........................ 9,000,000 10,486,440
Buckeye Tobacco Settlement Financing Authority ,
Revenue, Senior Lien, 2020A-2, 1, Refunding, 3%, 6/01/48 .................. 29,320,000 29,746,313
Revenue, Senior Lien, 2020A-2, 1, Refunding, 4%, 6/01/48 .................. 2,980,000 3,331,252
Butler County Port Authority ,
Community First Solutions Obligated Group, Revenue, 2021A, Refunding, 4%,
5/15/32 ........................................................ 100,000 117,792
Community First Solutions Obligated Group, Revenue, 2021A, Refunding, 4%,
5/15/33 ........................................................ 135,000 158,416
Community First Solutions Obligated Group, Revenue, 2021A, Refunding, 4%,
5/15/34 ........................................................ 185,000 215,952
Community First Solutions Obligated Group, Revenue, 2021A, Refunding, 4%,
5/15/35 ........................................................ 195,000 226,496
Community First Solutions Obligated Group, Revenue, 2021A, Refunding, 4%,
5/15/36 ........................................................ 205,000 237,205
Community First Solutions Obligated Group, Revenue, 2021A, Refunding, 4%,
5/15/37 ........................................................ 210,000 241,788
Community First Solutions Obligated Group, Revenue, 2021A, Refunding, 4%,
5/15/38 ........................................................ 220,000 252,336
Community First Solutions Obligated Group, Revenue, 2021A, Refunding, 4%,
5/15/39 ........................................................ 225,000 256,970
Community First Solutions Obligated Group, Revenue, 2021A, Refunding, 4%,
5/15/40 ........................................................ 240,000 273,036
Community First Solutions Obligated Group, Revenue, 2021A, Refunding, 4%,
5/15/41 ........................................................ 245,000 277,460
Community First Solutions Obligated Group, Revenue, 2021A, Refunding, 4%,
5/15/46 ........................................................ 650,000 725,303
Community First Solutions Obligated Group, Revenue, 2021A, Refunding, 4%,
5/15/51 ........................................................ 1,000,000 1,110,010
Canal Winchester Local School District ,
GO, 2005, NATL Insured, Zero Cpn., 12/01/32 ............................ 3,955,000 3,128,682
GO, 2005, NATL Insured, Zero Cpn., 12/01/33 ............................ 2,000,000 1,533,760

Franklin Tax-Free Trust
Statement of Investments
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
112
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Central Ohio Solid Waste Authority , GO , 2012 , Pre-Refunded , 4% , 12/01/32 .......
$ 1,505,000 $ 1,574,651
Chillicothe City School District ,
GO, 2006, Refunding, NATL Insured, Zero Cpn., 12/01/22 ................... 1,905,000 1,884,331
GO, 2006, Refunding, NATL Insured, Zero Cpn., 12/01/23 ................... 1,905,000 1,862,290
GO, 2006, Refunding, NATL Insured, Zero Cpn., 12/01/24 ................... 1,905,000 1,834,934
Cincinnati City School District ,
GO, 2006, Refunding, NATL Insured, 5.25%, 12/01/27 ...................... 14,900,000 19,110,293
GO, 2006, Refunding, NATL Insured, 5.25%, 12/01/28 ...................... 8,180,000 10,727,170
City of Akron ,
Community Learning Center, Revenue, 2014, Pre-Refunded, 5%, 12/01/33 ...... 4,250,000 4,507,847
Waterworks System, Revenue, 2009, Refunding, AGMC Insured, 5%, 3/01/34 .... 1,000,000 1,003,430
City of Chillicothe , Adena Health System Obligated Group , Revenue , 2017 , Refunding ,
5% , 12/01/37 ..................................................... 5,000,000 5,986,550
City of Cincinnati , GO , 2015A , Pre-Refunded , 5.25% , 12/01/40 .................
6,500,000 7,786,740
City of Cleveland ,
GO, 2012, Pre-Refunded, 5%, 12/01/30 ................................. 2,965,000 3,215,276
GO, 2012, 5%, 12/01/30 ............................................. 35,000 37,713
GO, 2020 A, 4%, 12/01/35 ........................................... 1,000,000 1,202,810
GO, 2020 A, 2%, 12/01/36 ........................................... 1,215,000 1,185,925
Airport System, Revenue, 2012A, Pre-Refunded, AGMC Insured, 5%, 1/01/30 .... 3,000,000 3,120,210
Airport System, Revenue, 2012A, Pre-Refunded, AGMC Insured, 5%, 1/01/31 .... 1,500,000 1,560,105
Water Pollution Control, Revenue, 2016, 5%, 11/15/41 ...................... 2,000,000 2,324,980
City of Columbus ,
GO, 2014A, 5%, 2/15/25 ............................................ 5,000,000 5,680,700
GO, 2016-3, Refunding, 5%, 2/15/27 ................................... 5,000,000 6,234,200
GO, 2018 A, 5%, 4/01/34 ............................................ 7,000,000 8,858,080
GO, 2021 A, 5%, 4/01/35 ............................................ 6,000,000 7,869,540
GO, 2021 A, 5%, 4/01/36 ............................................ 6,000,000 7,807,440
GO, 2021 A, 5%, 4/01/37 ............................................ 5,000,000 6,480,650
GO, 2021 A, 5%, 4/01/38 ............................................ 5,000,000 6,434,500
GO, 2021 A, 5%, 4/01/39 ............................................ 4,500,000 5,773,320
Sewerage, Revenue, 2014, Refunding, 4%, 6/01/31 ........................ 15,000,000 16,513,050
Sewerage, Revenue, 2015, Refunding, 5%, 6/01/29 ........................ 5,000,000 6,083,900
City of Marysville ,
Wastewater Treatment System, Revenue, 2015, Refunding, BAM Insured, 4%,
12/01/40 ....................................................... 3,015,000 3,233,648
Wastewater Treatment System, Revenue, 2015, Refunding, BAM Insured, 5%,
12/01/47 ....................................................... 5,035,000 5,743,324
Wastewater Treatment System, Revenue, 2016, Refunding, BAM Insured, 4%,
12/01/46 ....................................................... 9,370,000 10,136,747
City of Middleburg Heights , Southwest General Health Center Obligated Group ,
Revenue , 2020 A , Refunding , 4% , 8/01/47 ............................... 4,425,000 4,946,531
City of St. Bernard , Income Tax , Revenue , 2013 , AGMC Insured , 5% , 12/01/43 .....
3,760,000 4,135,549
City of Toledo ,
Water System, Revenue, 2012A, 4%, 11/15/36 ............................ 9,125,000 9,301,295
Water System, Revenue, 2013, Refunding, 5%, 11/15/38 .................... 19,395,000 21,180,310
City of Westerville , Revenue , 2014 , 5% , 12/01/30 ...........................
2,765,000 3,151,049
Cleveland Department of Public Utilities Division of Public Power ,
Revenue, 2020A, Refunding, AGMC Insured, 4%, 11/15/38 .................. 600,000 700,032
Revenue, B-2, NATL Insured, Zero Cpn., 11/15/38 ......................... 10,000,000 6,149,800
Cleveland Department of Public Utilities Division of Water ,
Revenue, 2020 FF, Refunding, 5%, 1/01/32 .............................. 1,000,000 1,305,000
Revenue, 2020 FF, Refunding, 5%, 1/01/33 .............................. 1,000,000 1,298,990
Cleveland Municipal School District ,
GO, 2013, Refunding, 5%, 12/01/25 .................................... 3,600,000 3,889,008
GO, 2013, Refunding, 5%, 12/01/27 .................................... 1,000,000 1,079,180

Franklin Tax-Free Trust
Statement of Investments
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
113
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Cleveland Public Library , Revenue , 2019 A , 4% , 12/01/45 .....................
$ 5,000,000 $ 5,708,650
Columbus Metropolitan Library ,
Revenue, 2019, 3%, 12/01/43 ........................................ 1,550,000 1,607,288
Revenue, 2020, Refunding, 2%, 12/01/35 ................................ 4,525,000 4,220,241
Revenue, 2020, Refunding, 2%, 12/01/36 ................................ 4,620,000 4,282,232
Revenue, 2020, Refunding, 2%, 12/01/37 ................................ 4,705,000 4,319,755
County of Butler ,
Cincinnati Children's Hospital Medical Center Obligated Group, Revenue, 2016 X,
Refunding, 5%, 5/15/29 ............................................ 6,750,000 8,754,143
Kettering Health Network Obligated Group, Revenue, 2011, Refunding, 6.375%,
4/01/36 ........................................................ 5,000,000 5,024,950
Kettering Health Network Obligated Group, Revenue, 2011, Refunding, 5.625%,
4/01/41 ........................................................ 5,000,000 5,021,950
UC Health Obligated Group, Revenue, 2016, Refunding, 5%, 11/15/45 .......... 20,270,000 23,462,525
UC Health Obligated Group, Revenue, 2017, Refunding, 4%, 11/15/35 .......... 2,000,000 2,251,340
UC Health Obligated Group, Revenue, 2017, Refunding, 4%, 11/15/36 .......... 2,140,000 2,401,743
UC Health Obligated Group, Revenue, 2017, Refunding, 4%, 11/15/37 .......... 1,500,000 1,679,160
County of Cuyahoga ,
GO, 2020 A, Refunding, 4%, 12/01/34 .................................. 750,000 894,645
GO, 2020 A, Refunding, 3%, 12/01/35 .................................. 1,040,000 1,129,232
GO, 2020 A, Refunding, 3%, 12/01/36 .................................. 1,100,000 1,184,689
GO, 2020 A, Refunding, 3%, 12/01/37 .................................. 1,610,000 1,727,965
Revenue, 2015, Pre-Refunded, 5%, 12/01/25 ............................. 500,000 564,245
County of Franklin ,
Nationwide Children's Hospital, Inc., Revenue, 2016 C, Refunding, 5%, 11/01/34 .. 2,600,000 3,113,396
Nationwide Children's Hospital, Inc., Revenue, 2016 C, Refunding, 4%, 11/01/40 .. 5,000,000 5,571,450
Nationwide Children's Hospital, Inc., Revenue, 2017A, Refunding, 4%, 11/01/44 ... 7,050,000 7,798,639
OhioHealth Obligated Group, Revenue, 2015, 5%, 5/15/33 ................... 6,290,000 7,305,395
Sales Tax, Revenue, 2018, 5%, 6/01/43 ................................. 6,000,000 7,307,940
Trinity Health Corp. Obligated Group, Revenue, 2017, 5%, 12/01/46 ............ 7,500,000 8,845,950
Trinity Health Corp. Obligated Group, Revenue, 2019 A, 4%, 12/01/44 .......... 5,075,000 5,734,801
County of Hamilton ,
Cincinnati Children's Hospital Medical Center Obligated Group, Revenue, 2019 CC,
5%, 11/15/49 ................................................... 25,000,000 36,635,000
Sewer System, Revenue, 2019A, Refunding, 5%, 12/01/33 .................. 6,965,000 8,960,751
Sewer System, Revenue, 2020 A, Refunding, 5%, 12/01/32 .................. 1,000,000 1,328,520
Sewer System, Revenue, 2020 A, Refunding, 5%, 12/01/33 .................. 1,500,000 1,978,680
Sewer System, Revenue, 2020 A, Refunding, 5%, 12/01/34 .................. 2,200,000 2,892,626
Sewer System, Revenue, 2020 A, Refunding, 5%, 12/01/35 .................. 1,000,000 1,309,940
TriHealth Obligated Group, Revenue, 2017A, 5%, 8/15/42 ................... 5,000,000 5,898,700
County of Mahoning , Western Reserve Care System , Revenue , 1995 , NATL Insured ,
ETM, 5.5% , 10/15/25 ............................................... 2,690,000 3,019,982
County of Miami , Kettering Health Network Obligated Group , Revenue , 2019 ,
Refunding , 5% , 8/01/49 ............................................. 12,000,000 14,346,360
County of Montgomery ,
Kettering Health Network Obligated Group, Revenue, 2021, Refunding, 3%, 8/01/40 5,975,000 6,252,658
Kettering Health Network Obligated Group, Revenue, 2021, Refunding, 4%, 8/01/41 1,000,000 1,148,730
Kettering Health Network Obligated Group, Revenue, 2021, Refunding, 3%, 8/01/51 16,880,000 17,050,995
Kettering Health Network Obligated Group, Revenue, 2021, Refunding, 4%, 8/01/51 2,000,000 2,257,900
Premier Health Partners Obligated Group, Revenue, 2019A, Refunding, 4%,
11/15/39 ....................................................... 5,000,000 5,544,600

Franklin Tax-Free Trust
Statement of Investments
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
114
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
County of Ross , Adena Health System Obligated Group , Revenue , 2019 , Refunding ,
5% , 12/01/49 ..................................................... $ 5,000,000 $ 6,068,750
County of Union , GO , 2018 , 5% , 12/01/47 .................................
5,000,000 5,914,400
Coventry Local School District , GO , 2013 , Pre-Refunded , 5.25% , 11/01/47 ........
5,000,000 5,166,750
Cuyahoga Community College District , Revenue , 2012D , Refunding , 5% , 8/01/32 ...
2,310,000 2,457,239
Dayton City School District , GO , 2014 , Refunding , 5% , 11/01/30 ................
5,000,000 6,597,050
Deer Park Community City School District , GO , 2017 A , 5.25% , 12/01/53 .........
3,000,000 3,459,840
Defiance City School District , GO , 2014 , Pre-Refunded , 5% , 12/01/46 ............
6,635,000 7,182,852
Delaware City School District , GO , 2013 , Pre-Refunded , 5.75% , 12/01/49 .........
6,000,000 6,741,900
Dublin City School District , GO , 2019 A , 4% , 12/01/44 ........................
10,000,000 11,594,300
Elyria City School District , GO , 2017A , 5% , 12/01/43 .........................
5,500,000 6,487,580
Fairborn City School District ,
GO, 2021 A, 3%, 12/01/50 ........................................... 8,065,000 8,349,533
Revenue, 2021, BAM Insured, 3%, 12/01/50 ............................. 1,200,000 1,240,500
Franklin County Convention Facilities Authority , Revenue , 2014 , Pre-Refunded , 5% ,
12/01/35 ........................................................ 20,000,000 23,434,600
Fremont City School District , GO , 2017A , 5% , 1/15/49 ........................
13,970,000 16,127,806
Gahanna-Jefferson City School District ,
GO, 2021, AGMC Insured, 4%, 12/01/46 ................................ 5,460,000 6,353,038
GO, 2021, AGMC Insured, 3%, 12/01/57 ................................ 10,000,000 10,545,500
Grandview Heights City School District ,
GO, 2019, 4%, 12/01/51 ............................................. 1,980,000 2,259,437
GO, 2019, 5%, 12/01/53 ............................................. 2,150,000 2,611,648
Great Oaks Career Campuses Board of Education ,
COP, 2019, 3%, 12/01/44 ............................................ 2,000,000 2,099,480
COP, 2021, 3%, 12/01/46 ............................................ 7,065,000 7,382,218
COP, 2021, 3%, 12/01/50 ............................................ 15,460,000 16,104,064
Greenville City School District , GO , 2013 , Pre-Refunded , 5.25% , 1/01/41 .........
2,000,000 2,085,140
Groveport-Madison Local School District , GO , 2014 , Pre-Refunded , 5% , 10/01/44 ...
6,205,000 6,675,773
Highland Local School District , GO , 2018A , Pre-Refunded , 5.25% , 12/01/54 .......
12,000,000 13,349,400
Hilliard School District , GO , 2017 , 4% , 12/01/46 ............................
10,000,000 11,152,000
Hillsdale Local School District ,
COP, 2020, BAM Insured, 4%, 12/01/38 ................................. 2,465,000 2,822,647
COP, 2020, BAM Insured, 4%, 12/01/40 ................................. 1,435,000 1,633,073
Hudson City School District , GO , 2018 , 4% , 12/01/45 ........................
18,870,000 20,880,599
Indian Creek Local School District ,
GO, 2018 A, 5%, 11/01/55 ........................................... 3,000,000 3,548,940
GO, 2018B, BAM Insured, 5%, 11/01/55 ................................. 3,910,000 4,613,409
JobsOhio Beverage System , Revenue, Senior Lien , 2013A , Pre-Refunded , 5% ,
1/01/38 ......................................................... 26,010,000 28,290,037
Lakewood City School District , GO , 2014A , Pre-Refunded , 5% , 11/01/43 ..........
10,895,000 11,772,810
Lakota Local School District ,
GO, 2005, Refunding, NATL Insured, 5.25%, 12/01/26 ...................... 2,000,000 2,504,500
GO, 2014 C, Pre-Refunded, 5%, 12/01/30 ............................... 4,035,000 4,727,931
Lancaster City School District , GO , 2012 , Pre-Refunded , 5% , 10/01/49 ...........
10,000,000 10,766,241
Little Miami Local School District ,
GO, 2018, 5%, 11/01/43 ............................................. 1,000,000 1,165,820
GO, 2018, 5%, 11/01/48 ............................................. 2,460,000 2,849,787
Madeira City School District , GO , Refunding , AGMC Insured , 5.25% , 12/01/32 .....
9,605,000 12,868,971
Marysville Exempted Village School District , GO , 2002 , Refunding , NATL Insured , Zero
Cpn., 12/01/21 .................................................... 1,000,000 997,240
Miami University ,
Revenue, 2011, Refunding, 5%, 9/01/31 ................................. 4,000,000 4,092,120
Revenue, 2014, Refunding, 5%, 9/01/31 ................................. 2,320,000 2,657,096
Revenue, 2014, Refunding, 5%, 9/01/34 ................................. 3,500,000 3,994,235

Franklin Tax-Free Trust
Statement of Investments
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
115
a a
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Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Miami University, (continued)
Revenue, 2017, Refunding, 5%, 9/01/41 ................................. $ 5,000,000 $ 5,834,850
Revenue, 2020A, Refunding, 4%, 9/01/45 ............................... 6,025,000 6,869,524
Miami Valley Career Technology Center , GO , 2018 , 5% , 12/01/44 ...............
20,000,000 23,899,200
Middletown City School District ,
GO, 2014, Pre-Refunded, 5.25%, 12/01/40 ............................... 2,625,000 2,855,606
GO, 2014, Pre-Refunded, 5.25%, 12/01/48 ............................... 15,000,000 16,317,750
New Albany Community Authority ,
Revenue, 2012C, Refunding, 5%, 10/01/23 .............................. 1,100,000 1,180,124
Revenue, 2012C, Refunding, 5%, 10/01/24 .............................. 1,250,000 1,340,638
New Albany Plain Local School District , GO , 2013 , Refunding , 4% , 12/01/49 .......
10,000,000 10,374,900
North Canton City School District , GO , 2020 , 3% , 11/01/45 ....................
2,730,000 2,859,484
Northeast Ohio Medical University ,
Revenue, 2021A, Refunding, 3%, 12/01/21 .............................. 50,000 50,768
Revenue, 2021A, Refunding, 3%, 12/01/23 .............................. 75,000 78,747
Revenue, 2021A, Refunding, 5%, 12/01/25 .............................. 125,000 145,221
Revenue, 2021A, Refunding, 5%, 12/01/27 .............................. 100,000 120,945
Revenue, 2021A, Refunding, 5%, 12/01/29 .............................. 110,000 135,960
Revenue, 2021A, Refunding, 3%, 12/01/40 .............................. 500,000 500,755
Revenue, 2021A, Refunding, 4%, 12/01/45 .............................. 450,000 492,197
Northeast Ohio Regional Sewer District ,
Revenue, 2014, Pre-Refunded, 5%, 11/15/32 ............................. 5,500,000 6,433,350
Revenue, 2014, Refunding, 4%, 11/15/49 ................................ 6,000,000 6,468,720
Revenue, 2017, Refunding, 4%, 11/15/43 ................................ 10,000,000 11,338,900
Revenue, 2019, Refunding, 3%, 11/15/35 ................................ 4,500,000 5,030,145
Northeastern Local School District ,
GO, 2018, AGMC Insured, 5.25%, 12/01/45 .............................. 5,420,000 6,674,351
GO, 2018, AGMC Insured, 4%, 12/01/55 ................................ 5,000,000 5,575,450
Northmont City School District , GO , 2012A , Pre-Refunded , 5% , 11/01/49 ..........
5,130,000 5,296,058
Northwest Local School District , GO , 2015 , Pre-Refunded , 5% , 12/01/45 ..........
3,760,000 4,243,122
Norwood City School District ,
GO, 2017 A, 5%, 11/01/46 ........................................... 5,000,000 5,821,550
GO, 2017 A, 5.25%, 11/01/51 ......................................... 7,645,000 8,987,080
Oakwood City School District , GO , 2019 , 4% , 12/01/48 .......................
6,340,000 7,103,273
Ohio Center Local Government Capital Asset Financing Program , GO , 2003 , Pre-
Refunded , AGMC Insured , 5.25% , 12/01/23 .............................. 345,000 346,290
Ohio Higher Educational Facility Commission ,
Case Western Reserve University, Revenue, 2016, Refunding, 5%, 12/01/40 ..... 6,000,000 6,919,080
Denison University, Revenue, 2012, 5%, 11/01/26 ......................... 1,445,000 1,517,351
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/42 ........... 1,540,000 1,736,596
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/45 ........... 1,360,000 1,526,682
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/50 ........... 2,900,000 3,247,217
Kenyon College, Revenue, 2016, Refunding, 5%, 7/01/42 ................... 10,500,000 12,170,445
Kenyon College, Revenue, 2017, 5%, 7/01/42 ............................ 1,250,000 1,484,037
Kenyon College, Revenue, 2017, 4%, 7/01/47 ............................ 5,000,000 5,426,950
University of Dayton, Revenue, 2018 A, 4%, 12/01/43 ....................... 11,885,000 13,162,637
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/28 ................ 250,000 311,837
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/29 ................ 415,000 526,789
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/30 ................ 400,000 515,568
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/31 ................ 550,000 705,127
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/32 ................ 340,000 433,602
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/33 ................ 130,000 165,034
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/34 ................ 500,000 632,030
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/35 ................ 1,000,000 1,260,620
University of Dayton, Revenue, 2020, Refunding, 4%, 2/01/36 ................ 900,000 1,043,253
University of Dayton, Revenue, 2020, Refunding, 3%, 2/01/37 ................ 1,335,000 1,404,554

Franklin Tax-Free Trust
Statement of Investments
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
116
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Ohio Higher Educational Facility Commission, (continued)
University of Dayton, Revenue, 2020, Refunding, 4%, 2/01/39 ................ $ 480,000 $ 548,770
University of Dayton, Revenue, 2020, Refunding, 3%, 2/01/40 ................ 500,000 521,505
University of Dayton, Revenue, 2020, Refunding, 4%, 2/01/41 ................ 250,000 283,250
University of Dayton, Revenue, 2020, Refunding, 3%, 2/01/42 ................ 325,000 336,658
Ohio Housing Finance Agency , Revenue , 2020B , GNMA Insured , 2.1% , 9/01/35 ....
600,000 606,198
Ohio State University (The) , Revenue , 2014A , 4% , 12/01/30 ...................
4,325,000 4,772,075
Ohio Turnpike & Infrastructure Commission ,
Revenue, 2018 A, 5%, 2/15/43 ........................................ 33,350,000 40,244,446
Revenue, 2021 A, 5%, 2/15/46 ........................................ 10,000,000 12,713,700
Revenue, 2021 A, 5%, 2/15/51 ........................................ 20,000,000 25,292,800
Revenue, Junior Lien, 2013 A-1, 5.25%, 2/15/33 ........................... 4,200,000 4,569,894
Revenue, Junior Lien, 2013 A-2, BAM Insured, Zero Cpn., 2/15/38 ............. 3,665,000 2,503,268
Revenue, Junior Lien, 2013 A-2, Zero Cpn., 2/15/43 ........................ 10,485,000 5,907,144
Ohio University , Revenue , 2017 A , Refunding , 5% , 12/01/44 ...................
7,000,000 8,188,320
Ohio Water Development Authority ,
Revenue, 2019, 5%, 12/01/38 ........................................ 5,000,000 6,423,400
Revenue, 2019, 5%, 6/01/44 ......................................... 4,000,000 5,037,040
Drinking Water Assistance Fund, Revenue, 2019, 5%, 12/01/29 ............... 12,655,000 16,708,397
Water Pollution Control Loan Fund, Revenue, 2019 B, Refunding, 5%, 12/01/44 ... 15,000,000 18,900,300
Water Pollution Control Loan Fund, Revenue, 2020 A, 5%, 6/01/33 ............. 7,250,000 9,569,275
Water Pollution Control Loan Fund, Revenue, 2020 A, 5%, 12/01/38 ............ 5,405,000 6,998,664
Water Pollution Control Loan Fund, Revenue, 2020 A, 5%, 12/01/39 ............ 5,000,000 6,458,400
Water Pollution Control Loan Fund, Revenue, 2020 A, 5%, 12/01/50 ............ 2,500,000 3,162,500
Water Pollution Control Loan Fund, Revenue, 2020 B, 4%, 12/01/37 ............ 14,160,000 17,041,418
Olentangy Local School District ,
GO, 2016, 4%, 12/01/46 ............................................. 15,235,000 16,844,730
GO, 2020 A, 3%, 12/01/38 ........................................... 500,000 545,865
GO, 2020 A, 2.5%, 12/01/49 .......................................... 6,935,000 6,851,641
Perrysburg Exempted Village School District , GO , 2015 , 5% , 12/01/38 ............
3,225,000 3,704,300
Princeton City School District ,
COP, 2012, Pre-Refunded, 4.5%, 12/01/41 ............................... 3,000,000 3,098,100
GO, 2014, Pre-Refunded, 5%, 12/01/39 ................................. 12,000,000 14,060,760
GO, 2014, Refunding, Zero Cpn., 12/01/40 ............................... 6,000,000 3,715,500
GO, 2014, Refunding, Zero Cpn., 12/01/41 ............................... 6,000,000 3,583,980
Reading Community City School District , GO , 2016A , 5% , 11/01/46 ..............
2,000,000 2,275,300
Revere Local School District ,
GO, 2017 A, Pre-Refunded, 5%, 12/01/42 ............................... 3,025,000 3,208,527
GO, 2017 A, Pre-Refunded, 5%, 12/01/45 ............................... 2,560,000 2,715,315
Riverside Local School District , GO , 2017 A , Pre-Refunded , BAM Insured , 5% ,
10/01/47 ........................................................ 5,000,000 5,701,800
Sandusky City School District , GO , 2017-1 , Pre-Refunded , 5% , 11/01/50 ..........
6,000,000 6,328,800
South-Western City School District , GO , 2019 A , 4% , 12/01/48 .................
3,500,000 4,015,375
Springboro Community City School District ,
GO, 2007, Refunding, AGMC Insured, 5.25%, 12/01/27 ..................... 5,175,000 6,529,142
GO, 2007, Refunding, AGMC Insured, 5.25%, 12/01/28 ..................... 2,000,000 2,572,980
State of Ohio ,
GO, 2017 A, 5%, 3/15/36 ............................................ 5,000,000 5,643,050
GO, 2018 A, 5%, 6/15/38 ............................................ 10,000,000 11,905,400
GO, 2019 A, 5%, 5/01/36 ............................................ 11,000,000 13,475,660
GO, 2019 A, 5%, 6/15/38 ............................................ 6,500,000 8,234,655
GO, 2020 C, 5%, 3/01/37 ............................................ 2,185,000 2,875,263
GO, 2020 C, 5%, 3/01/38 ............................................ 2,300,000 3,016,588
GO, 2020 C, 5%, 3/01/39 ............................................ 1,750,000 2,287,775
GO, 2020 C, 5%, 3/01/40 ............................................ 1,500,000 1,953,000
GO, V, 5%, 5/01/33 ................................................ 1,000,000 1,255,430

Franklin Tax-Free Trust
Statement of Investments
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
117
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
State of Ohio, (continued)
GO, V, 5%, 5/01/34 ................................................ $ 4,000,000 $ 5,005,160
GO, W, 5%, 5/01/32 ................................................ 1,035,000 1,364,834
GO, W, 5%, 5/01/33 ................................................ 1,600,000 2,100,208
GO, W, 5%, 5/01/35 ................................................ 1,125,000 1,464,199
Cleveland Clinic Health System Obligated Group, Revenue, 2017A, Refunding,
3.25%, 1/01/35 .................................................. 10,000,000 10,829,800
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/37 1,000,000 1,134,830
University Hospitals Health System, Inc. Obligated Group, Revenue, 2020 A,
Refunding, 3%, 1/15/45 ............................................ 5,000,000 5,128,550
Switzerland of Ohio Local School District , GO , 2013 , Pre-Refunded , 4% , 12/01/37 ...
5,500,000 5,957,985
Sycamore Community City School District , GO , 2020 , 4% , 12/01/45 .............
6,500,000 7,452,380
Sylvania City School District , GO , 2015 , Refunding , BAM Insured , 5% , 12/01/36 ....
9,700,000 11,208,641
Three Rivers Local School District , GO , 2014 , Refunding , 5% , 12/01/39 ...........
5,885,000 6,729,262
Toledo City School District , GO , 2012B , Pre-Refunded , 5% , 12/01/32 ............
7,830,000 8,490,930
University of Akron (The) ,
Revenue, 2015A, Refunding, 5%, 1/01/31 ............................... 4,365,000 4,942,446
Revenue, 2016A, Refunding, BAM Insured, 5%, 1/01/34 ..................... 6,000,000 6,988,860
Revenue, 2016A, Refunding, 5%, 1/01/36 ............................... 11,065,000 12,836,064
Revenue, 2016A, Refunding, 5%, 1/01/38 ............................... 13,225,000 15,274,610
Revenue, 2018 A, Refunding, 5%, 1/01/42 ............................... 5,725,000 6,790,423
University of Cincinnati ,
Revenue, 2010-F, 5%, 6/01/32 ........................................ 140,000 140,463
Revenue, 2013 C, Pre-Refunded, 5%, 6/01/39 ............................ 6,255,000 7,067,900
Revenue, 2018A, Refunding, 4%, 6/01/48 ............................... 10,000,000 11,102,200
Upper Arlington City School District , GO , 2018 A , 5% , 12/01/48 .................
13,000,000 15,545,400
Village of Bluffton ,
Blanchard Valley Health System Obligated Group, Revenue, 2017, Refunding, 4%,
12/01/33 ....................................................... 1,655,000 1,851,465
Blanchard Valley Health System Obligated Group, Revenue, 2017, Refunding, 4%,
12/01/34 ....................................................... 1,900,000 2,120,438
Warren County Port Authority ,
Warren County Port Authority Ohio Communities Accelerator Fund, Revenue, 2020
D-1, Refunding, 3%, 12/01/30 ....................................... 525,000 523,666
Warren County Port Authority Ohio Communities Accelerator Fund, Revenue, 2020
D-1, Refunding, 4%, 12/01/40 ....................................... 1,390,000 1,442,264
Warren County Port Authority Ohio Communities Accelerator Fund, Revenue, 2020
D-1, Refunding, 4%, 12/01/52 ....................................... 1,930,000 1,962,675
Warrensville Heights City School District ,
GO, 2019 A, Pre-Refunded, BAM Insured, 5%, 12/01/44 ..................... 460,000 536,185
GO, 2019 A, BAM Insured, 5%, 12/01/44 ................................ 190,000 214,193
GO, 2019 A, Pre-Refunded, BAM Insured, 5.25%, 12/01/55 .................. 1,740,000 2,054,975
West Carrollton City School District ,
GO, 2020 A, 3%, 12/01/44 ........................................... 2,540,000 2,644,521
GO, 2020 A, 3%, 12/01/49 ........................................... 1,645,000 1,705,158
GO, 2020 A, 4%, 12/01/56 ........................................... 3,500,000 3,854,305
Westerville City School District , GO , 2006 , Refunding , XLCA Insured , 5% , 12/01/27 ..
3,820,000 4,739,627
Willoughby-Eastlake City School District , GO , 2016 , Pre-Refunded , 5% , 12/01/46 ...
10,000,000 12,056,200
Winton Woods City School District , GO , 2017 , Refunding , 4% , 11/01/43 ...........
7,000,000 7,756,980
Wyoming City School District , GO , 2012 , Pre-Refunded , 5% , 12/01/42 ............
7,250,000 7,689,858
Xenia Community School District , GO , 2014 , Pre-Refunded , 5% , 12/01/40 .........
7,285,000 8,506,330
1,677,884,820

Franklin Tax-Free Trust
Statement of Investments
Franklin Ohio Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
118
s
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories 0.5%
Puerto Rico 0.5%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... $ 1,000,000 $ 1,123,310
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/34 .................... 1,000,000 1,132,860
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC, FGIC Insured, 5.25%, 7/01/39 ........... 235,000 294,641
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 800,000 992,944
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/34 ................... 800,000 983,720
Revenue, CC, Refunding, AGMC Insured, 5.5%, 7/01/31 .................... 1,870,000 2,324,803
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 940,000 1,180,969
8,033,247
Total U.S. Territories .................................................................... 8,033,247
Total Municipal Bonds (Cost $1,593,814,457) ...................................
1,685,918,067
a a a a
Short Term Investments 1.0%
Municipal Bonds 1.0%
Ohio 1.0%
a
County of Allen , Bon Secours Mercy Health, Inc. , Revenue , 2010-C , LOC Bank of
Montreal , Daily VRDN and Put , 0.03% , 6/01/34 ........................... 16,585,000 16,585,000
Total Municipal Bonds (Cost $16,585,000) ......................................
16,585,000
Total Short Term Investments (Cost $16,585,000 ) ................................
16,585,000
a
Total Investments (Cost $1,610,399,457) 101.8% ................................
$1,702,503,067
Other Assets, less Liabilities (1.8)% ...........................................
(29,143,115)
Net Assets 100.0% ...........................................................
$1,673,359,952
See Abbreviations on page 170 .
a
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Financial Highlights
Franklin Oregon Tax - Free Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
119
a
Year Ended February 28, Year Ended
February 28,
2019
b
2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ............................................ $12.00 $11.37 $11.30
Income from investment operations
c
:
Net investment income
d
.................................................. 0.26 0.30 0.16
Net realized and unrealized gains (losses) .................................... (0.27) 0.64 0.07
Total from investment operations ............................................. (0.01) 0.94 0.23
Less distributions from:
Net investment income ................................................... (0.26) (0.31) (0.16)
Net asset value, end of year ................................................ $11.73 $12.00 $11.37
Total return
e
............................................................ (0.07)% 8.39% 2.09%
Ratios to average net assets
f
Expenses
g
............................................................. 0.80% 0.80% 0.80%
Net investment income .................................................... 2.20% 2.58% 3.05%
Supplemental data
Net assets, end of year (000’s) .............................................. $218,010 $162,664 $62,119
Portfolio turnover rate ..................................................... 18.23% 15.49% 9.09%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Oregon Tax - Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
120
a
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.99 $11.36 $11.37 $11.60 $11.89
Income from investment operations
b
:
Net investment income
c
......................... 0.28 0.32 0.36 0.37 0.40
Net realized and unrealized gains (losses) ........... (0.27) 0.64 (0.01) (0.22) (0.29)
Total from investment operations .................... 0.01 0.96 0.35 0.15 0.11
Less distributions from:
Net investment income .......................... (0.28) (0.33) (0.36) (0.38) (0.40)
Net asset value, end of year ....................... $11.72 $11.99 $11.36 $11.37 $11.60
Total return
d
................................... 0.08% 8.56% 3.13% 1.29% 0.90%
Ratios to average net assets
Expenses ..................................... 0.65%
e
0.65%
e
0.65%
e
0.64% 0.63%
Net investment income ........................... 2.37% 2.73% 3.20% 3.22% 3.37%
Supplemental data
Net assets, end of year (000’s) ..................... $805,688 $866,593 $843,042 $932,929 $962,953
Portfolio turnover rate ............................ 18.23% 15.49% 9.09% 12.63% 16.89%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Oregon Tax - Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
121
a
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.19 $11.54 $11.55 $11.77 $12.06
Income from investment operations
b
:
Net investment income
c
......................... 0.22 0.26 0.30 0.32 0.34
Net realized and unrealized gains (losses) ........... (0.29) 0.66 (0.01) (0.22) (0.30)
Total from investment operations .................... (0.07) 0.92 0.29 0.10 0.04
Less distributions from:
Net investment income .......................... (0.21) (0.27) (0.30) (0.32) (0.33)
Net asset value, end of year ....................... $11.91 $12.19 $11.54 $11.55 $11.77
Total return
d
................................... (0.63)% 8.05% 2.51% 0.80% 0.32%
Ratios to average net assets
Expenses ..................................... 1.19%
e
1.20%
e
1.20%
e
1.19% 1.18%
Net investment income ........................... 1.80% 2.18% 2.65% 2.67% 2.82%
Supplemental data
Net assets, end of year (000’s) ..................... $98,075 $127,898 $128,133 $175,054 $197,041
Portfolio turnover rate ............................ 18.23% 15.49% 9.09% 12.63% 16.89%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Oregon Tax - Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
122
In
a
Year Ended February 28, Year Ended
February 28,
2018
b
2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $12.00 $11.37 $11.38 $11.66
Income from investment operations
c
:
Net investment income
d
...................................... 0.29 0.33 0.38 0.23
Net realized and unrealized gains (losses) ........................ (0.27) 0.64 (0.02) (0.29)
Total from investment operations ................................. 0.02 0.97 0.36 (0.06)
Less distributions from:
Net investment income ....................................... (0.29) (0.34) (0.37) (0.22)
Net asset value, end of year .................................... $11.73 $12.00 $11.37 $11.38
Total return
e
................................................ 0.12% 8.69% 3.24% (0.50)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ................... 0.52% 0.53% 0.53% 0.53%
Expenses net of waiver and payments by affiliates .................... 0.52%
g,h
0.52%
g
0.52%
g
0.51%
Net investment income ........................................ 2.49% 2.86% 3.33% 3.35%
Supplemental data
Net assets, end of year (000’s) .................................. $22,928 $19,823 $13,308 $13,217
Portfolio turnover rate ......................................... 18.23% 15.49% 9.09% 12.63%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Oregon Tax - Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
123
a
Year Ended February 28,
2021 2020
a
2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.01 $11.37 $11.38 $11.61 $11.90
Income from investment operations
b
:
Net investment income
c
......................... 0.29 0.33 0.37 0.39 0.41
Net realized and unrealized gains (losses) ........... (0.28) 0.65 (0.01) (0.23) (0.29)
Total from investment operations .................... 0.01 0.98 0.36 0.16 0.12
Less distributions from:
Net investment income .......................... (0.29) (0.34) (0.37) (0.39) (0.41)
Net asset value, end of year ....................... $11.73 $12.01 $11.37 $11.38 $11.61
Total return .................................... 0.09% 8.75% 3.22% 1.38% 0.99%
Ratios to average net assets
Expenses ..................................... 0.55%
d
0.55%
d
0.55%
d
0.54% 0.53%
Net investment income ........................... 2.45% 2.83% 3.30% 3.32% 3.47%
Supplemental data
Net assets, end of year (000’s) ..................... $171,322 $145,073 $107,253 $101,300 $96,539
Portfolio turnover rate ............................ 18.23% 15.49% 9.09% 12.63% 16.89%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments, February 28, 2021
Franklin Oregon Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
124
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.1%
Oregon 96.8%
Astoria Hospital Facilities Authority ,
Columbia Lutheran Charities Obligated Group, Revenue, 2012, Refunding, 5%,
8/01/28 ........................................................ $ 1,325,000 $ 1,390,879
Columbia Lutheran Charities Obligated Group, Revenue, 2016, 5%, 8/01/41 ...... 4,250,000 4,837,307
Columbia Lutheran Charities Obligated Group, Revenue, 2016, 4%, 8/01/46 ...... 1,750,000 1,874,793
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis ,
GO, 2020, 4%, 6/15/34 ............................................. 400,000 485,704
GO, 2020, 4%, 6/15/35 ............................................. 750,000 907,830
GO, 2020, 4%, 6/15/36 ............................................. 675,000 813,814
GO, 2020, 4%, 6/15/38 ............................................. 725,000 868,042
Benton & Polk School District No. 17J , GO , 2010B , Zero Cpn., 6/15/31 ...........
1,000,000 833,410
Central Lincoln People's Utility District JATC, Inc. , Revenue , 2016 , 5% , 12/01/45 ....
2,900,000 3,370,583
City of Beaverton ,
Water, Revenue, 2020, 5%, 4/01/35 .................................... 1,675,000 2,163,262
Water, Revenue, 2020, 5%, 4/01/36 .................................... 1,760,000 2,264,469
Water, Revenue, 2020, 5%, 4/01/37 .................................... 1,850,000 2,371,330
Water, Revenue, 2020, 5%, 4/01/38 .................................... 1,940,000 2,479,126
Water, Revenue, 2020, 5%, 4/01/39 .................................... 2,040,000 2,599,286
Water, Revenue, 2020, 5%, 4/01/40 .................................... 2,140,000 2,720,454
City of Eugene ,
Electric Utility System, Revenue, 2017, 5%, 8/01/47 ........................ 3,580,000 4,263,422
Electric Utility System, Revenue, 2020 A, 4%, 8/01/45 ...................... 4,170,000 4,880,860
Electric Utility System, Revenue, 2020 A, 4%, 8/01/49 ...................... 2,500,000 2,914,400
Water Utility System, Revenue, 2011, Pre-Refunded, 5%, 8/01/40 ............. 4,425,000 4,514,341
City of Forest Grove ,
Oak Tree Foundation, Inc., Revenue, 2017, Refunding, 4%, 3/01/37 ............ 3,500,000 3,597,650
Pacific University, Revenue, 2015A, Refunding, 5%, 5/01/36 .................. 2,500,000 2,736,225
City of Keizer , Special Assessment , 2008 , 5.2% , 6/01/31 ......................
1,530,000 1,535,401
City of Portland ,
GO, 2001-B, Zero Cpn., 6/01/21 ....................................... 1,000,000 999,580
GO, 2011 A, Refunding, 5%, 6/01/28 ................................... 7,840,000 7,930,552
GO, 2011 A, Refunding, 5%, 6/01/29 ................................... 8,330,000 8,425,129
GO, 2011 A, Refunding, 5%, 6/01/30 ................................... 8,750,000 8,849,312
Tax Allocation, 2011B, 5%, 6/15/29 ..................................... 1,000,000 1,012,900
Tax Allocation, 2011B, 5%, 6/15/30 ..................................... 1,000,000 1,012,810
Tax Allocation, 2011B, 5%, 6/15/31 ..................................... 1,000,000 1,012,670
Tax Allocation, 2012B, Refunding, 5%, 6/15/22 ............................ 1,035,000 1,098,777
Tax Allocation, 2012C, 5%, 6/15/28 .................................... 1,000,000 1,057,580
Tax Allocation, 2012C, 5%, 6/15/30 .................................... 1,000,000 1,057,180
Sewer System, Revenue, Second Lien, 2020A, 4%, 3/01/34 .................. 5,000,000 6,099,100
Water System, Revenue, Second Lien, 2019 A, 5%, 5/01/44 .................. 5,500,000 6,890,125
City of Tigard ,
Water, Revenue, 2012, Pre-Refunded, 5%, 8/01/37 ........................ 11,050,000 11,809,908
Water, Revenue, 2012, Pre-Refunded, 5%, 8/01/42 ........................ 20,915,000 22,353,325
Water, Revenue, 2015, 5%, 8/01/45 .................................... 23,545,000 27,142,441
Clackamas Community College District ,
GO, 2017A, 5%, 6/15/38 ............................................ 760,000 904,180
GO, 2017A, 5%, 6/15/39 ............................................ 1,000,000 1,187,320
GO, 2017A, 5%, 6/15/40 ............................................ 1,250,000 1,481,512
Clackamas County School District No. 12 North Clackamas ,
GO, 2017A, Zero Cpn., 6/15/40 ....................................... 10,000,000 4,976,100
GO, 2017A, Zero Cpn., 6/15/41 ....................................... 17,030,000 8,071,028
GO, 2017A, Zero Cpn., 6/15/42 ....................................... 16,625,000 7,498,041
GO, 2017B, 5%, 6/15/34 ............................................ 8,000,000 9,744,640
GO, 2017B, 5%, 6/15/37 ............................................ 10,000,000 12,088,900
GO, 2018, 5%, 6/15/42 ............................................. 1,750,000 2,137,398

Franklin Tax-Free Trust
Statement of Investments
Franklin Oregon Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
125
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Clackamas County School District No. 46 Oregon Trail ,
GO, Zero Cpn., 6/15/37 ............................................. $ 12,130,000 $ 8,406,090
GO, Zero Cpn., 6/15/38 ............................................. 12,495,000 8,379,647
Clackamas County School District No. 7J Lake Oswego , GO , 2005 , Refunding , AGMC
Insured , 5.25% , 6/01/25 ............................................. 3,075,000 3,685,203
Clackamas County School District No. 86 Canby ,
GO, 2020 A, Refunding, 4%, 6/15/35 ................................... 580,000 699,277
GO, 2020 A, Refunding, 4%, 6/15/36 ................................... 3,000,000 3,602,610
GO, 2020 A, Refunding, 4%, 6/15/38 ................................... 2,815,000 3,357,057
GO, 2020 A, Refunding, 4%, 6/15/40 ................................... 2,670,000 3,166,780
Clackamas River Water , Revenue , 2016 , 5% , 11/01/43 .......................
1,970,000 2,265,204
Coos County School District No. 13 North Bend , GO , 2002 , AGMC Insured , 5% ,
6/15/22 ......................................................... 55,000 55,198
Coos County School District No. 9 Coos Bay ,
GO, 2018, 5%, 6/15/43 ............................................. 5,005,000 6,120,164
GO, 2020, 5%, 6/15/42 ............................................. 1,770,000 2,260,962
GO, 2020, 5%, 6/15/43 ............................................. 1,155,000 1,471,840
County of Yamhill , Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/40 ...
7,010,000 8,288,133
Crook County School District ,
GO, 2013, Pre-Refunded, 5%, 6/15/34 .................................. 4,475,000 4,955,973
GO, 2013, Pre-Refunded, 5%, 6/15/37 .................................. 8,090,000 8,959,513
Deschutes & Jefferson Counties School District No. 2J Redmond ,
GO, 2004A, Pre-Refunded, NATL Insured, 5%, 6/15/21 ..................... 85,000 85,310
GO, 2021, 4%, 6/15/31 ............................................. 300,000 378,423
GO, 2021, 4%, 6/15/32 ............................................. 285,000 356,145
GO, 2021, 4%, 6/15/33 ............................................. 480,000 594,658
GO, 2021, 4%, 6/15/34 ............................................. 390,000 480,628
GO, 2021, 4%, 6/15/35 ............................................. 300,000 368,445
GO, 2021, 4%, 6/15/36 ............................................. 300,000 367,806
GO, 2021, 4%, 6/15/37 ............................................. 385,000 470,081
GO, 2021, 4%, 6/15/38 ............................................. 650,000 790,894
GO, 2021, 4%, 6/15/40 ............................................. 1,000,000 1,207,430
Deschutes County Hospital Facilities Authority ,
St. Charles Health System Obligated Group, Revenue, 2020 A, 4%, 1/01/49 ...... 5,160,000 5,785,031
St. Charles Health System, Inc., Revenue, 2016 A, Refunding, 5%, 1/01/48 ...... 8,440,000 9,511,711
Hospital Facilities Authority of Multnomah County Oregon , Terwilliger Plaza, Inc. ,
Revenue , 2012 , Refunding , 5% , 12/01/29 ................................ 3,690,000 3,869,924
Jackson County School District No. 5 Ashland ,
GO, 2019, 5%, 6/15/42 ............................................. 5,970,000 7,460,231
GO, 2019, 5%, 6/15/43 ............................................. 6,495,000 8,098,616
GO, 2019, 5%, 6/15/44 ............................................. 6,000,000 7,462,860
Jackson County School District No. 6 Central Point ,
GO, 2019 B, Zero Cpn., 6/15/40 ....................................... 705,000 404,522
GO, 2019 B, Zero Cpn., 6/15/41 ....................................... 710,000 390,173
GO, 2019 B, Zero Cpn., 6/15/42 ....................................... 610,000 321,440
GO, 2019 B, Zero Cpn., 6/15/43 ....................................... 820,000 414,428
GO, 2019 B, Zero Cpn., 6/15/44 ....................................... 1,115,000 540,585
GO, 2019 B, Zero Cpn., 6/15/45 ....................................... 985,000 459,325
GO, 2019 B, Zero Cpn., 6/15/46 ....................................... 1,190,000 531,787
GO, 2019 B, Zero Cpn., 6/15/47 ....................................... 1,170,000 503,428
GO, 2019 B, Zero Cpn., 6/15/48 ....................................... 1,320,000 547,061
GO, 2019 B, Zero Cpn., 6/15/49 ....................................... 1,270,000 506,540
Jefferson County School District No. 509J ,
GO, 2013, Pre-Refunded, 5%, 6/15/30 .................................. 1,000,000 1,107,480
GO, 2013, Pre-Refunded, 5%, 6/15/31 .................................. 1,410,000 1,561,547
GO, 2013B, Pre-Refunded, 5%, 6/15/30 ................................. 2,000,000 2,214,960

Franklin Tax-Free Trust
Statement of Investments
Franklin Oregon Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
126
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Klamath County School District ,
GO, 2013, 5%, 6/15/29 ............................................. $ 1,155,000 $ 1,271,701
GO, 2013, 5%, 6/15/30 ............................................. 1,095,000 1,205,113
GO, 2013, 5%, 6/15/31 ............................................. 1,000,000 1,099,590
Klamath Falls Intercommunity Hospital Authority , Sky Lakes Medical Center, Inc. ,
Revenue , 2016 , Refunding , 5% , 9/01/46 ................................. 1,000,000 1,116,690
Lane & Douglas Counties School District No. 28J Fern Ridge ,
GO, 2014 A, 5%, 6/15/30 ............................................ 3,175,000 3,827,145
GO, 2014 A, 5%, 6/15/33 ............................................ 2,115,000 2,532,522
GO, 2014 A, 5%, 6/15/36 ............................................ 2,000,000 2,376,720
Lane Community College ,
GO, 2020 A, 4%, 6/15/37 ............................................ 5,345,000 6,419,933
GO, 2020 A, 4%, 6/15/38 ............................................ 2,500,000 2,993,250
GO, 2020 A, 4%, 6/15/39 ............................................ 2,795,000 3,323,562
GO, 2020 A, 4%, 6/15/40 ............................................ 1,200,000 1,423,272
Lane County School District No. 52 Bethel ,
GO, 2021 B, 4%, 6/15/34 ............................................ 400,000 495,096
GO, 2021 B, 4%, 6/15/35 ............................................ 750,000 923,512
GO, 2021 B, 4%, 6/15/36 ............................................ 850,000 1,042,117
GO, 2021 B, 4%, 6/15/37 ............................................ 1,000,000 1,220,990
GO, 2021 B, 4%, 6/15/38 ............................................ 1,000,000 1,216,760
Lebanon Rural Fire Protection District , GO , 2020 , BAM Insured , 4% , 6/15/45 .......
5,000,000 5,433,050
Marion & Linn Counties School District No. 14J Jefferson , GO , 2017 B , 5% , 6/15/41 .
1,360,000 1,612,538
Marion County School District No. 103 Woodburn ,
GO, 2015, 5%, 6/15/33 ............................................. 2,930,000 3,402,521
GO, 2015, 5%, 6/15/34 ............................................. 3,200,000 3,710,240
GO, 2015, 5%, 6/15/35 ............................................. 2,075,000 2,400,215
Medford Hospital Facilities Authority ,
Asante Health System Obligated Group, Revenue, 2020A, Refunding, 5%, 8/15/45 4,500,000 5,611,635
Rogue Valley Manor, Revenue, 2013A, Refunding, 5%, 10/01/33 .............. 1,500,000 1,605,810
Rogue Valley Manor, Revenue, 2013A, Refunding, 5%, 10/01/42 .............. 9,420,000 9,975,874
Metro ,
County of Multnomah, Revenue, 2017, 5%, 6/15/42 ........................ 7,500,000 8,871,150
County of Multnomah, Revenue, 2017, 5%, 6/15/47 ........................ 10,950,000 12,859,133
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow ,
GO, 2017B, 5%, 6/15/37 ............................................ 7,885,000 9,532,098
GO, 2019A, Zero Cpn., 6/15/39 ....................................... 9,500,000 5,555,315
Multnomah County School District No. 40 ,
GO, 2012B, Zero Cpn., 6/15/24 ....................................... 1,640,000 1,607,331
GO, 2012B, Zero Cpn., 6/15/25 ....................................... 1,325,000 1,279,658
GO, 2012B, Zero Cpn., 6/15/26 ....................................... 2,585,000 2,456,009
GO, 2012B, Zero Cpn., 6/15/27 ....................................... 2,655,000 2,470,796
GO, 2012B, Zero Cpn., 6/15/28 ....................................... 2,495,000 2,265,385
GO, 2012B, Zero Cpn., 6/15/29 ....................................... 2,595,000 2,292,605
GO, 2012B, Zero Cpn., 6/15/30 ....................................... 1,885,000 1,616,595
GO, 2012B, Zero Cpn., 6/15/31 ....................................... 2,030,000 1,691,822
GO, 2012B, Zero Cpn., 6/15/32 ....................................... 2,000,000 1,619,740
Multnomah-Clackamas Counties Centennial School District No. 28JT , GO , 2020 ,
Refunding , 5% , 6/15/50 ............................................. 24,655,000 30,979,501
Oregon City School District No. 62 ,
GO, 2014, Pre-Refunded, MAC Insured, 5%, 6/01/29 ....................... 1,000,000 1,148,110
GO, 2014, Pre-Refunded, MAC Insured, 5%, 6/01/34 ....................... 1,770,000 2,032,150
GO, 2014, Pre-Refunded, MAC Insured, 5%, 6/01/39 ....................... 1,250,000 1,435,138
GO, 2018 B, Refunding, 5%, 6/15/49 ................................... 20,000,000 24,271,800

Franklin Tax-Free Trust
Statement of Investments
Franklin Oregon Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
127
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Oregon Health & Science University ,
Oregon Health & Science University Obligated Group, Revenue, 1995A&B, NATL
Insured, Zero Cpn., 7/01/21 ........................................ $ 2,320,000 $ 2,318,469
Oregon Health & Science University Obligated Group, Revenue, 2017 A, 5%, 7/01/42 10,000,000 11,892,100
Oregon State Bond Bank ,
Revenue, 2021A, Refunding, 5%, 1/01/26 ............................... 500,000 604,100
Revenue, 2021A, Refunding, 5%, 1/01/27 ............................... 400,000 497,412
Revenue, 2021A, Refunding, 5%, 1/01/28 ............................... 600,000 762,054
Revenue, 2021A, Refunding, 5%, 1/01/29 ............................... 635,000 822,884
Revenue, 2021A, Refunding, 5%, 1/01/30 ............................... 700,000 922,180
Revenue, 2021A, Refunding, 5%, 1/01/31 ............................... 275,000 368,984
Oregon State Facilities Authority ,
CHF-Ashland LLC, Revenue, 2012, Pre-Refunded, AGMC Insured, 5%, 7/01/44 ... 8,910,000 9,486,655
a
CHNW Clifton House LLC, Revenue, 144A, A, 4%, 10/01/26 ................. 1,625,000 1,645,378
a
CHNW Clifton House LLC, Revenue, 144A, A, 5%, 10/01/36 ................. 1,670,000 1,714,890
a
CHNW Clifton House LLC, Revenue, 144A, A, 5%, 10/01/48 ................. 4,000,000 4,083,720
Legacy Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 6/01/46 ...... 8,000,000 9,071,360
Lewis & Clark College, Revenue, 2011 A, Pre-Refunded, 5.75%, 10/01/41 ....... 30,000,000 30,970,800
Providence St. Joseph Health Obligated Group, Revenue, 2015 C, 5%, 10/01/45 .. 4,000,000 4,482,400
Samaritan Health Services, Inc. Obligated Group, Revenue, 2016 A, Refunding, 5%,
10/01/41 ....................................................... 7,800,000 8,922,966
Samaritan Health Services, Inc. Obligated Group, Revenue, 2016 A, Pre-Refunded,
5%, 10/01/46 ................................................... 220,000 269,927
Samaritan Health Services, Inc. Obligated Group, Revenue, 2016 A, 5%, 10/01/46 . 3,280,000 3,724,177
Samaritan Health Services, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
10/01/40 ....................................................... 8,125,000 10,021,050
Willamette University, Revenue, 2016 B, Refunding, 5%, 10/01/40 ............. 1,950,000 2,226,958
Oregon State Lottery ,
Revenue, 2013A, 5%, 4/01/28 ........................................ 5,800,000 6,346,766
Revenue, 2013A, 5%, 4/01/32 ........................................ 5,000,000 5,466,950
Oregon State University , Revenue , 2015A , 5% , 4/01/45 .......................
12,500,000 13,983,750
Port of Portland ,
Airport, Revenue, Twenty-Five A, 5%, 7/01/49 ............................ 12,425,000 14,962,061
Airport, Revenue, Twenty-Five B, 5%, 7/01/44 ............................ 16,250,000 19,410,625
Airport, Revenue, Twenty-Four A, 5%, 7/01/47 ............................ 4,700,000 5,452,235
Airport, Revenue, Twenty-Four B, 5%, 7/01/47 ............................ 9,395,000 10,787,339
Airport, Revenue, Twenty-Seven A, 5%, 7/01/38 ........................... 10,000,000 12,315,500
Airport, Revenue, Twenty-Six A, Refunding, 5%, 7/01/33 .................... 500,000 639,850
Airport, Revenue, Twenty-Six A, Refunding, 4%, 7/01/37 .................... 600,000 690,846
Airport, Revenue, Twenty-Six A, Refunding, 4%, 7/01/40 .................... 500,000 570,765
Airport, Revenue, Twenty-Six B, Refunding, 5%, 7/01/33 .................... 650,000 831,805
Airport, Revenue, Twenty-Six B, Refunding, 5%, 7/01/37 .................... 800,000 1,007,512
Airport, Revenue, Twenty-Six B, Refunding, 5%, 7/01/40 .................... 675,000 842,967
Airport, Revenue, Twenty-Six C, Refunding, 5%, 7/01/28 .................... 1,300,000 1,627,587
Salem Hospital Facility Authority ,
Capital Manor, Inc. Obligated Group, Revenue, 2018, 5%, 5/15/33 ............. 555,000 633,793
Capital Manor, Inc. Obligated Group, Revenue, 2018, 5%, 5/15/38 ............. 500,000 563,625
Capital Manor, Inc. Obligated Group, Revenue, 2018, 5%, 5/15/43 ............. 2,250,000 2,514,150
Capital Manor, Inc. Obligated Group, Revenue, 2018, 5%, 5/15/48 ............. 2,700,000 3,004,452
Capital Manor, Inc. Obligated Group, Revenue, 2018, 5%, 5/15/53 ............. 1,000,000 1,110,200
Salem Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 5/15/46 ....... 40,500,000 46,309,725
Salem-Keizer School District No. 24J ,
GO, 2009B, Zero Cpn., 6/15/30 ....................................... 8,500,000 7,249,480
GO, 2020 A, Zero Cpn., 6/15/39 ....................................... 2,805,000 1,804,148
GO, 2020 A, Zero Cpn., 6/15/40 ....................................... 4,500,000 2,796,210
GO, 2020 C, 4%, 6/15/37 ............................................ 5,000,000 5,981,800
GO, 2020 C, 4%, 6/15/38 ............................................ 10,000,000 11,878,500

Franklin Tax-Free Trust
Statement of Investments
Franklin Oregon Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
128
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Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Santiam Canyon School District 129J ,
GO, 2019, 5%, 6/15/39 ............................................. $ 1,000,000 $ 1,242,570
GO, 2019, 5%, 6/15/44 ............................................. 2,330,000 2,847,912
Seaside School District No. 10 ,
GO, 2017B, 5%, 6/15/35 ............................................ 2,000,000 2,430,840
GO, 2017B, 5%, 6/15/36 ............................................ 2,500,000 3,030,150
State of Oregon ,
GO, 2007 A, 4.7%, 8/01/42 ........................................... 3,050,000 3,056,954
GO, 2015 M, 5%, 8/01/45 ............................................ 3,315,000 3,829,190
GO, 2015 O, 5%, 8/01/40 ............................................ 7,005,000 8,150,387
GO, 2017 A, 5%, 5/01/42 ............................................ 10,000,000 12,022,800
GO, 2017 H, 5%, 8/01/42 ............................................ 15,000,000 18,143,550
GO, 2019 A, 5%, 5/01/44 ............................................ 5,000,000 6,226,150
GO, 2019 G, 5%, 8/01/44 ............................................ 25,370,000 31,743,959
GO, 2020 E, Refunding, 5%, 6/01/39 ................................... 1,785,000 2,295,867
GO, 2020 E, Refunding, 5%, 6/01/40 ................................... 1,640,000 2,104,169
GO, H, Pre-Refunded, 5%, 5/01/36 .................................... 1,000,000 1,056,620
GO, L, Refunding, 5%, 8/01/42 ........................................ 3,270,000 3,955,294
Department of Transportation, Revenue, Sub. Lien, 2019A, Refunding, 5%, 11/15/37 12,500,000 16,043,375
Department of Transportation, Revenue, Sub. Lien, 2019A, Refunding, 5%, 11/15/42 30,000,000 37,968,000
Department of Transportation, Revenue, Sub. Lien, 2020A, 5%, 11/15/40 ........ 25,000,000 32,402,000
Housing & Community Services Department, Revenue, 2018 B, 2.9%, 7/01/43 .... 25,565,000 26,321,980
Housing & Community Services Department, Revenue, 2019A, 2.9%, 7/01/43 .... 13,905,000 14,376,379
Tillamook & Yamhill Counties School District No. 101 Nestucca Valley ,
GO, 2018 B, 5%, 6/15/36 ............................................ 2,850,000 3,545,543
GO, 2018 B, 5%, 6/15/37 ............................................ 2,520,000 3,125,682
Tri-County Metropolitan Transportation District of Oregon ,
Revenue, 2012 A, Pre-Refunded, 5%, 9/01/37 ............................ 11,000,000 11,799,260
Revenue, 2015 A, Pre-Refunded, 5%, 9/01/40 ............................ 6,000,000 7,190,340
Revenue, 2018 A, 5%, 10/01/32 ....................................... 6,865,000 8,357,382
Revenue, 2018 A, 4%, 9/01/48 ........................................ 7,850,000 8,756,047
Revenue, 2018 A, 5%, 9/01/48 ........................................ 18,505,000 22,069,433
Revenue, Senior Lien, 2017 A, 5%, 9/01/41 .............................. 18,650,000 22,523,978
Umatilla County School District No. 16R Pendleton , GO , 2014A , Pre-Refunded , 5% ,
6/15/37 ......................................................... 4,970,000 5,722,657
University of Oregon ,
Revenue, 2015A, 5%, 4/01/45 ........................................ 20,000,000 22,449,200
Revenue, 2016 A, 5%, 4/01/46 ........................................ 11,690,000 13,428,303
Revenue, 2020A, 5%, 4/01/50 ........................................ 20,000,000 24,803,400
a
Warm Springs Reservation Confederated Tribe ,
Revenue, 144A, 2019 B, Refunding, 5%, 11/01/33 ......................... 250,000 299,595
Revenue, 144A, 2019 B, Refunding, 5%, 11/01/34 ......................... 200,000 238,328
Revenue, 144A, 2019 B, Refunding, 5%, 11/01/36 ......................... 750,000 885,480
Revenue, 144A, 2019 B, Refunding, 5%, 11/01/39 ......................... 700,000 819,903
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin ,
GO, 2017, 5%, 6/15/36 ............................................. 9,400,000 11,393,364
GO, 2017, 5%, 6/15/37 ............................................. 6,000,000 7,253,340
Washington & Multnomah Counties School District No. 48J Beaverton ,
GO, 2014B, Pre-Refunded, 5%, 6/15/33 ................................. 8,000,000 9,211,520
GO, 2014B, Pre-Refunded, 5%, 6/15/34 ................................. 11,000,000 12,665,840
GO, 2017D, 5%, 6/15/35 ............................................ 10,000,000 12,187,800
GO, 2017D, 5%, 6/15/36 ............................................ 10,000,000 12,154,100
Washington Clackamas & Yamhill Counties School District No. 88J ,
GO, 2018 A, Zero Cpn., 6/15/38 ....................................... 2,350,000 1,361,943
GO, 2018 A, Zero Cpn., 6/15/39 ....................................... 3,275,000 1,812,909

Franklin Tax-Free Trust
Statement of Investments
Franklin Oregon Tax-Free Income Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Annual Report
129
s
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Washington County School District No. 15 Forest Grove ,
GO, 2012B, Zero Cpn., 6/15/29 ....................................... $ 2,545,000 $ 2,230,031
GO, 2012B, Zero Cpn., 6/15/30 ....................................... 2,490,000 2,115,878
GO, 2012B, Zero Cpn., 6/15/31 ....................................... 3,140,000 2,590,374
Yachats Rural Fire Protection District , GO , 2017 , AGMC Insured , 5% , 6/15/47 ......
1,600,000 1,888,272
Yamhill Clackamas & Washington Counties School District No. 29J Newberg ,
GO, 2021 B, 4%, 6/15/33 ............................................ 1,710,000 2,123,786
GO, 2021 B, 4%, 6/15/34 ............................................ 4,565,000 5,644,851
GO, 2021 B, 4%, 6/15/35 ............................................ 3,935,000 4,844,929
GO, 2021 B, 4%, 6/15/36 ............................................ 3,320,000 4,070,021
1,274,355,148
U.S. Territories 1.3%
Puerto Rico 1.3%
Children's Trust Fund , Revenue , 2002 , 5.625% , 5/15/43 ...................... 6,000,000 6,030,780
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,300,000 1,460,303
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/34 .................... 1,000,000 1,132,860
b
Revenue, WW-RSA-1, 5.25%, 7/01/33 .................................. 7,040,000 6,371,200
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 1,100,000 1,365,298
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 400,000 502,540
16,862,981
Total U.S. Territories .................................................................... 16,862,981
Total Municipal Bonds (Cost $1,215,001,752) ...................................
1,291,218,129
a a a a
Short Term Investments 1.2%
Municipal Bonds 1.2%
Oregon 1.2%
c
Oregon State Facilities Authority ,
PeaceHealth Obligated Group, Revenue, 2018 A, Refunding, LOC US Bank NA,
Daily VRDN and Put, 0.01%, 8/01/34 ................................. 2,500,000 2,500,000
PeaceHealth Obligated Group, Revenue, 2018 B, Refunding, LOC TD Bank NA,
Daily VRDN and Put, 0.03%, 8/01/34 ................................. 8,200,000 8,200,000
c
State of Oregon , GO , 2020 M , SPA US Bank NA , Daily VRDN and Put , 0.01% ,
12/01/44 ........................................................ 5,700,000 5,700,000
16,400,000
Total Municipal Bonds (Cost $16,400,000) ......................................
16,400,000
Total Short Term Investments (Cost $16,400,000 ) ................................
16,400,000
a
Total Investments (Cost $1,231,401,752) 99.3% ..................................
$1,307,618,129
Other Assets, less Liabilities 0.7% .............................................
8,404,971
Net Assets 100.0% ...........................................................
$1,316,023,100

Franklin Tax-Free Trust
Statement of Investments
Franklin Oregon Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
130
See Abbreviations on page 170 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2021, the aggregate value of these securities was $9,687,294, representing 0.7% of net assets.
b
See Note 7 regarding defaulted securities.
c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

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Financial Highlights
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The accompanying notes are an integral part of these financial statements. Annual Report
131
a
Year Ended February 28, Year Ended
February 28,
2019
b
2021 2020
a
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ............................................ $10.11 $9.73 $9.74
Income from investment operations
c
:
Net investment income
d
.................................................. 0.26 0.29 0.16
Net realized and unrealized gains (losses) .................................... (0.23) 0.39 (0.01)
Total from investment operations ............................................. 0.03 0.68 0.15
Less distributions from:
Net investment income ................................................... (0.25) (0.30) (0.16)
Net asset value, end of year ................................................ $9.89 $10.11 $9.73
Total return
e
............................................................ 0.32% 7.14% 1.59%
Ratios to average net assets
f
Expenses
g
............................................................. 0.81% 0.82% 0.83%
Net investment income .................................................... 2.59% 2.98% 3.40%
Supplemental data
Net assets, end of year (000’s) .............................................. $146,124 $105,032 $52,673
Portfolio turnover rate ..................................................... 28.44% 13.61% 6.40%
a
For the year ended February 29.
b
For the period September 10, 2018 (effective date) to February 28, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Pennsylvania Tax-Free Income Fund
(continued)
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Annual Report The accompanying notes are an integral part of these financial statements.
132
a
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.11 $9.73 $9.78 $10.12 $10.33
Income from investment operations
b
:
Net investment income
c
......................... 0.27 0.31 0.34 0.35 0.39
Net realized and unrealized gains (losses) ........... (0.23) 0.39 (0.04) (0.32) (0.22)
Total from investment operations .................... 0.04 0.70 0.30 0.03 0.17
Less distributions from:
Net investment income .......................... (0.26) (0.32) (0.35) (0.37) (0.38)
Net asset value, end of year ....................... $9.89 $10.11 $9.73 $9.78 $10.12
Total return
d
................................... 0.47% 7.29% 3.17% 0.31% 1.62%
Ratios to average net assets
Expenses ..................................... 0.67%
e
0.67%
e
0.68%
e
0.66% 0.64%
Net investment income ........................... 2.77% 3.13% 3.55% 3.49% 3.73%
Supplemental data
Net assets, end of year (000’s) ..................... $709,450 $772,506 $784,367 $860,737 $942,320
Portfolio turnover rate ............................ 28.44% 13.61% 6.40% 13.33% 10.88%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Pennsylvania Tax-Free Income Fund
(continued)
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The accompanying notes are an integral part of these financial statements. Annual Report
133
a
Year Ended February 28,
2021 2020
a
2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.24 $9.86 $9.91 $10.24 $10.45
Income from investment operations
b
:
Net investment income
c
......................... 0.22 0.26 0.30 0.30 0.33
Net realized and unrealized gains (losses) ........... (0.23) 0.39 (0.05) (0.31) (0.22)
Total from investment operations .................... (0.01) 0.65 0.25 (0.01) 0.11
Less distributions from:
Net investment income .......................... (0.21) (0.27) (0.30) (0.32) (0.32)
Net asset value, end of year ....................... $10.02 $10.24 $9.86 $9.91 $10.24
Total return
d
................................... (0.08)% 6.64% 2.56% (0.15)% 1.04%
Ratios to average net assets
Expenses ..................................... 1.21%
e
1.22%
e
1.23%
e
1.21% 1.19%
Net investment income ........................... 2.21% 2.58% 3.00% 2.94% 3.18%
Supplemental data
Net assets, end of year (000’s) ..................... $104,823 $146,042 $173,240 $245,520 $283,260
Portfolio turnover rate ............................ 28.44% 13.61% 6.40% 13.33% 10.88%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Pennsylvania Tax-Free Income Fund
(continued)
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Annual Report The accompanying notes are an integral part of these financial statements.
134
a
Year Ended February 28, Year Ended
February 28,
2018
b
2021 2020
a
2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $10.12 $9.75 $9.80 $10.06
Income from investment operations
c
:
Net investment income
d
...................................... 0.28 0.32 0.36 0.21
Net realized and unrealized gains (losses) ........................ (0.22) 0.38 (0.04) (0.25)
Total from investment operations ................................. 0.06 0.70 0.32 (0.04)
Less distributions from:
Net investment income ....................................... (0.28) (0.33) (0.37) (0.22)
Net asset value, end of year .................................... $9.90 $10.12 $9.75 $9.80
Total return
e
................................................ 0.61% 7.32% 3.30% (0.43)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ................... 0.55% 0.55% 0.57% 0.57%
Expenses net of waiver and payments by affiliates .................... 0.53%
g
0.53%
g
0.54%
g
0.52%
Net investment income ........................................ 2.86% 3.27% 3.69% 3.63%
Supplemental data
Net assets, end of year (000’s) .................................. $4,300 $2,905 $2,282 $2,085
Portfolio turnover rate ......................................... 28.44% 13.61% 6.40% 13.33%
a
For the year ended February 29.
b
For the period August 1, 2017 (effective date) to February 28, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Financial Highlights
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
135
a
Year Ended February 28,
2021 2020
a
2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.12 $9.75 $9.80 $10.13 $10.34
Income from investment operations
b
:
Net investment income
c
......................... 0.28 0.32 0.36 0.36 0.40
Net realized and unrealized gains (losses) ........... (0.23) 0.38 (0.05) (0.31) (0.22)
Total from investment operations .................... 0.05 0.70 0.31 0.05 0.18
Less distributions from:
Net investment income .......................... (0.27) (0.33) (0.36) (0.38) (0.39)
Net asset value, end of year ....................... $9.90 $10.12 $9.75 $9.80 $10.13
Total return .................................... 0.57% 7.28% 3.27% 0.51% 1.72%
Ratios to average net assets
Expenses ..................................... 0.56%
d
0.57%
d
0.58%
d
0.56% 0.54%
Net investment income ........................... 2.85% 3.23% 3.65% 3.59% 3.83%
Supplemental data
Net assets, end of year (000’s) ..................... $105,603 $98,190 $81,595 $79,153 $85,753
Portfolio turnover rate ............................ 28.44% 13.61% 6.40% 13.33% 10.88%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Tax-Free Trust
Statement of Investments, February 28, 2021
Franklin Pennsylvania Tax-Free Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
136
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 101.4%
Pennsylvania 100.1%
Abington School District , GO , 2017 A , 4% , 10/01/42 .........................
$ 12,000,000 $ 13,568,160
Allegheny County Higher Education Building Authority ,
Robert Morris University, Revenue, 2017, 5%, 10/15/37 ..................... 1,000,000 1,128,830
Robert Morris University, Revenue, 2017, 5%, 10/15/47 ..................... 1,300,000 1,439,347
Allegheny County Sanitary Authority ,
Revenue, 2018, 5%, 6/01/43 ......................................... 9,785,000 11,661,273
Revenue, 2020 B, 4%, 6/01/45 ........................................ 2,000,000 2,312,100
Revenue, 2020 B, 4%, 6/01/50 ........................................ 2,825,000 3,249,061
Avon Grove School District Chester County ,
GO, 2021 A, 4%, 11/15/35 ........................................... 500,000 594,105
GO, 2021 A, 4%, 11/15/36 ........................................... 1,000,000 1,183,950
GO, 2021 A, 4%, 11/15/37 ........................................... 1,250,000 1,475,387
GO, 2021 A, 4%, 11/15/38 ........................................... 1,890,000 2,226,042
GO, 2021 A, 4%, 11/15/40 ........................................... 2,700,000 3,157,758
Berks County Industrial Development Authority ,
Highlands at Wyomissing Obligated Group, Revenue, 2017 A, Refunding, 5%,
5/15/42 ........................................................ 1,000,000 1,119,590
Highlands at Wyomissing Obligated Group, Revenue, 2017 A, Refunding, 5%,
5/15/47 ........................................................ 600,000 667,794
Highlands at Wyomissing Obligated Group, Revenue, 2017 C, 5%, 5/15/37 ...... 1,245,000 1,369,363
Highlands at Wyomissing Obligated Group, Revenue, 2018, Refunding, 5%, 5/15/38 1,030,000 1,143,197
Highlands at Wyomissing Obligated Group, Revenue, 2018, Refunding, 5%, 5/15/48 1,000,000 1,098,110
Bradys Run Sanitary Authority , Sewer System , Revenue , 2020 , Refunding , AGMC
Insured , 4% , 12/01/45 .............................................. 1,580,000 1,772,081
Bristol Township School District , GO , 2021 C , BAM Insured , 3% , 6/01/37 ..........
1,250,000 1,361,762
Bucks County Industrial Development Authority ,
George School, Revenue, 2011, 5%, 9/15/41 ............................. 5,000,000 5,119,500
St. Luke's Hospital Obligated Group, Revenue, 2019, 4%, 8/15/44 ............. 1,500,000 1,654,890
St. Luke's Hospital Obligated Group, Revenue, 2021, 3%, 8/15/53 ............. 13,500,000 13,586,265
Bucks County Water and Sewer Authority , Revenue , 2011 , Pre-Refunded , AGMC
Insured , 5% , 12/01/41 .............................................. 10,000,000 10,364,400
Butler County Hospital Authority , Butler Health System Obligated Group , Revenue ,
2015A , Refunding , 5% , 7/01/39 ....................................... 1,625,000 1,784,234
Canon Mcmillan School District ,
GO, 2019, Refunding, BAM Insured, 4%, 6/01/44 .......................... 6,075,000 6,783,102
GO, 2019, Refunding, BAM Insured, 4%, 6/01/46 .......................... 7,680,000 8,540,851
GO, 2019, Refunding, BAM Insured, 4%, 6/01/48 .......................... 5,250,000 5,822,093
GO, 2019, Refunding, BAM Insured, 4%, 6/01/50 .......................... 6,000,000 6,632,940
Central Bradford Progress Authority , Guthrie Clinic (The) , Revenue , 2011 , Pre-
Refunded , 5.375% , 12/01/41 ......................................... 3,000,000 3,116,550
Centre County Hospital Authority ,
Mount Nittany Medical Center Obligated Group, Revenue, 2018 A, Refunding, 5%,
11/15/42 ....................................................... 1,215,000 1,423,992
Mount Nittany Medical Center Obligated Group, Revenue, 2018 A, Refunding, 4%,
11/15/47 ....................................................... 1,840,000 2,010,182
Chester County Health and Education Facilities Authority , Main Line Health System,
Inc. Obligated Group , Revenue , 2020A , 4% , 9/01/50 ....................... 4,500,000 5,172,075
Chester County Industrial Development Authority ,
University Student Housing LLC, Revenue, 2013A, 5%, 8/01/35 ............... 500,000 503,705
University Student Housing LLC, Revenue, 2013A, 5%, 8/01/45 ............... 1,500,000 1,508,475
City of Bethlehem , GO , 2011B , Pre-Refunded , AGMC Insured , 6.5% , 12/01/32 .....
4,965,000 5,042,255
City of Philadelphia ,
GO, 2013A, Pre-Refunded, 5.25%, 7/15/33 .............................. 5,000,000 5,093,750
GO, 2019B, 5%, 2/01/36 ............................................ 3,300,000 4,124,505
GO, 2019B, 5%, 2/01/37 ............................................ 4,950,000 6,160,275
GO, 2019B, 5%, 2/01/38 ............................................ 2,500,000 3,097,825
GO, 2019B, 5%, 2/01/39 ............................................ 2,500,000 3,086,950

Franklin Tax-Free Trust
Statement of Investments
Franklin Pennsylvania Tax-Free Income Fund
(continued)
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137
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
City of Philadelphia, (continued)
Airport, Revenue, 2017 B, Refunding, 5%, 7/01/42 ......................... $ 10,000,000 $ 11,606,500
Airport, Revenue, 2020 C, Refunding, 4%, 7/01/45 ......................... 2,725,000 2,991,205
Airport, Revenue, 2020 C, Refunding, 4%, 7/01/50 ......................... 3,225,000 3,522,926
Water & Wastewater, Revenue, 2013 A, Pre-Refunded, 5.125%, 1/01/43 ........ 5,000,000 5,205,550
Water & Wastewater, Revenue, 2015A, 5%, 7/01/40 ........................ 10,000,000 11,303,900
Water & Wastewater, Revenue, 2015A, 5%, 7/01/45 ........................ 5,000,000 5,625,650
Water & Wastewater, Revenue, 2017 A, 5%, 10/01/42 ...................... 10,000,000 12,019,100
Water & Wastewater, Revenue, 2017 A, 5%, 10/01/47 ...................... 5,000,000 5,960,550
Water & Wastewater, Revenue, 2018 A, 5%, 10/01/43 ...................... 5,000,000 6,073,350
Water & Wastewater, Revenue, 2019 B, 5%, 11/01/49 ...................... 5,000,000 6,135,000
Water & Wastewater, Revenue, 2020A, Refunding, 5%, 11/01/45 .............. 8,000,000 10,093,120
Water & Wastewater, Revenue, 2020A, Refunding, 5%, 11/01/50 .............. 5,000,000 6,239,400
Colonial School District ,
GO, 2021A, 3%, 2/15/35 ............................................ 600,000 648,462
GO, 2021A, 3%, 2/15/36 ............................................ 700,000 752,332
GO, 2021A, 3%, 2/15/37 ............................................ 525,000 561,057
GO, 2021A, 3%, 2/15/38 ............................................ 655,000 696,520
GO, 2021A, 3%, 2/15/39 ............................................ 325,000 344,399
GO, 2021A, 3%, 2/15/40 ............................................ 1,650,000 1,743,605
Commonwealth Financing Authority , Commonwealth of Pennsylvania Department of
Community & Economic Development , Revenue , 2015 A , 5% , 6/01/34 .......... 10,000,000 11,677,300
Commonwealth of Pennsylvania , GO, First Series , 2020 , 3% , 5/01/36 ............
22,495,000 24,466,687
County of Allegheny ,
GO, Pre-Refunded, 5.375%, 5/01/31 ................................... 5,000,000 5,043,050
GO, C-78, 4%, 11/01/49 ............................................. 10,000,000 11,655,700
County of Chester ,
GO, 2020, 4%, 7/15/37 ............................................. 1,000,000 1,155,680
GO, 2020, 4%, 7/15/39 ............................................. 1,120,000 1,286,835
GO, 2020, 4%, 7/15/40 ............................................. 1,330,000 1,525,949
GO, 2021, 4%, 7/15/34 ............................................. 400,000 477,224
GO, 2021, 4%, 7/15/35 ............................................. 210,000 249,497
GO, 2021, 4%, 7/15/37 ............................................. 305,000 358,973
GO, 2021, 4%, 7/15/38 ............................................. 500,000 586,860
GO, 2021, 4%, 7/15/39 ............................................. 500,000 584,620
GO, 2021, 4%, 7/15/41 ............................................. 500,000 582,350
County of Jefferson ,
GO, 2021, Refunding, AGMC Insured, 3%, 12/15/35 ........................ 650,000 703,397
GO, 2021, Refunding, AGMC Insured, 3%, 12/15/37 ........................ 770,000 821,860
GO, 2021, Refunding, AGMC Insured, 3%, 12/15/39 ........................ 520,000 550,763
County of York ,
GO, 2020 B, 4%, 6/01/37 ............................................ 940,000 1,102,930
GO, 2020 B, 4%, 6/01/38 ............................................ 860,000 1,005,882
Cumberland County Municipal Authority , Dickinson College , Revenue , 2012 , 5% ,
11/01/42 ........................................................ 4,500,000 4,757,850
Dallas Area Municipal Authority , Misericordia University , Revenue , 2014 , Refunding ,
5% , 5/01/37 ...................................................... 2,500,000 2,675,525
Dauphin County General Authority , UPMC Obligated Group , Revenue , 2012A , 5% ,
6/01/42 ......................................................... 15,590,000 16,222,019
Delaware County Authority ,
Elwyn Obligated Group, Revenue, 2017, Refunding, 5%, 6/01/27 .............. 3,040,000 3,307,399
Elwyn Obligated Group, Revenue, 2017, Refunding, 5%, 6/01/32 .............. 1,620,000 1,735,684
Villanova University, Revenue, 2015, 4%, 8/01/45 .......................... 2,120,000 2,271,919

Franklin Tax-Free Trust
Statement of Investments
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
138
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Delaware County Regional Water Quality Control Authority , Revenue , 2016 , 4% ,
11/01/36 ........................................................ $ 2,005,000 $ 2,240,788
Delaware County Vocational & Technical School Authority , Delaware County
Intermediate Unit , Revenue , 2013 , BAM Insured , 5% , 11/01/38 ................ 1,250,000 1,381,862
East Hempfield Township Industrial Development Authority ,
Student Services, Inc., Revenue, 2013, 5%, 7/01/45 ........................ 3,250,000 3,292,022
Student Services, Inc., Revenue, 2015, 5%, 7/01/47 ........................ 3,750,000 3,835,575
Erie City Water Authority , Revenue , 2016 , Refunding , 5% , 12/01/43 ..............
6,000,000 7,160,760
Falls Township Authority , Revenue , 2011 , Refunding , 5% , 12/01/41 ..............
2,210,000 2,282,532
Geisinger Authority ,
Geisinger Health System Obligated Group, Revenue, 2017 A-1, Refunding, 5%,
2/15/45 ........................................................ 19,055,000 22,440,121
Geisinger Health System Obligated Group, Revenue, 2020A, Refunding, 4%, 4/01/39 3,680,000 4,250,326
Geisinger Health System Obligated Group, Revenue, 2020A, Refunding, 4%, 4/01/50 13,000,000 14,695,590
General Authority of Southcentral Pennsylvania ,
WellSpan Health Obligated Group, Revenue, 2014A, Pre-Refunded, 5%, 6/01/44 .. 11,955,000 13,723,144
York College of Pennsylvania, Revenue, 2011, Pre-Refunded, 5.75%, 11/01/41 ... 9,500,000 9,585,975
Governor Mifflin School District ,
GO, 2020 A, 4%, 4/01/40 ............................................ 680,000 769,821
GO, 2020 A, 4%, 4/01/41 ............................................ 1,700,000 1,919,419
GO, 2020 A, 4%, 4/01/44 ............................................ 1,725,000 1,933,276
GO, 2020 A, 4%, 4/01/45 ............................................ 1,750,000 1,956,028
a
GO, 2021, 3%, 4/01/35 ............................................. 810,000 864,254
a
GO, 2021, 3%, 4/01/36 ............................................. 625,000 664,025
a
GO, 2021, 3%, 4/01/37 ............................................. 1,000,000 1,056,430
a
GO, 2021, 3%, 4/01/38 ............................................. 1,000,000 1,050,410
a
GO, 2021, 3%, 4/01/39 ............................................. 1,015,000 1,061,720
a
GO, 2021, 4%, 4/01/40 ............................................. 800,000 906,024
a
GO, 2021, 4%, 4/01/41 ............................................. 1,100,000 1,242,296
Greater Johnstown Water Authority ,
Sewer, Revenue, 2020, AGMC Insured, 4%, 8/15/38 ....................... 1,740,000 1,988,733
Sewer, Revenue, 2020, AGMC Insured, 4%, 8/15/41 ....................... 2,650,000 3,008,492
Sewer, Revenue, 2020, AGMC Insured, 4%, 8/15/44 ....................... 3,590,000 4,046,612
Sewer, Revenue, 2020, AGMC Insured, 4%, 8/15/48 ....................... 4,210,000 4,712,758
Hospitals & Higher Education Facilities Authority of Philadelphia (The) , Children's
Hospital of Philadelphia Obligated Group , Revenue , 2011C , 5% , 7/01/41 ........ 5,000,000 5,058,900
Lancaster County Hospital Authority , University of Pennsylvania Health System
Obligated Group (The) , Revenue , 2016B , Refunding , 5% , 8/15/46 ............. 4,165,000 4,927,695
Lancaster Higher Education Authority ,
Harrisburg Area Community College, Revenue, 2021, Refunding, BAM Insured, 4%,
10/01/29 ....................................................... 985,000 1,170,249
Harrisburg Area Community College, Revenue, 2021, Refunding, BAM Insured, 4%,
10/01/30 ....................................................... 400,000 471,692
Harrisburg Area Community College, Revenue, 2021, Refunding, BAM Insured, 4%,
10/01/31 ....................................................... 500,000 586,500
Lancaster Industrial Development Authority ,
Willow Valley Communities Obligated Group, Revenue, 2019, 5%, 12/01/44 ...... 1,850,000 2,127,981
Willow Valley Communities Obligated Group, Revenue, 2019, 5%, 12/01/49 ...... 2,300,000 2,639,687
Lancaster School District ,
GO, 2020, AGMC Insured, 4%, 6/01/34 ................................. 1,000,000 1,180,910
GO, 2020, AGMC Insured, 4%, 6/01/35 ................................. 1,850,000 2,178,912
Latrobe Industrial Development Authority , St. Vincent College Corp. , Revenue , 2013 ,
5% , 5/01/43 ...................................................... 4,120,000 4,323,034
Lehigh County Authority ,
Revenue, 2013A, Pre-Refunded, 5%, 12/01/43 ............................ 2,805,000 3,161,291
Revenue, 2013A, 5%, 12/01/43 ....................................... 2,435,000 2,698,443

Franklin Tax-Free Trust
Statement of Investments
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
139
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Lycoming County Authority ,
Lycoming College, Revenue, 2013 MM1, 5.25%, 11/01/38 ................... $ 1,400,000 $ 1,567,104
Lycoming College, Revenue, 2013 MM1, 5.25%, 11/01/43 ................... 1,495,000 1,669,646
Mckeesport Area School District , GO , 2020 B , AGMC Insured , 4% , 10/01/40 .......
1,500,000 1,712,490
Monroe County Hospital Authority , Lehigh Valley Health Network Obligated Group ,
Revenue , 2012A , Pre-Refunded , 5% , 1/01/41 ............................. 4,000,000 4,155,120
Montgomery County Higher Education and Health Authority ,
Thomas Jefferson University Obligated Group, Revenue, 2018 A, Refunding, 5%,
9/01/43 ........................................................ 3,000,000 3,557,580
Thomas Jefferson University Obligated Group, Revenue, 2019, Refunding, 4%,
9/01/44 ........................................................ 10,000,000 11,161,400
Montgomery County Industrial Development Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 C, 4%,
11/15/43 ....................................................... 600,000 681,276
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 C, 5%,
11/15/45 ....................................................... 1,985,000 2,369,931
Main Line Health System, Inc. Obligated Group, Revenue, 2012A, Pre-Refunded,
5%, 10/01/41 ................................................... 9,600,000 10,104,672
Meadowood Corp. Obligated Group (The), Revenue, 2018A, Refunding, 5%,
12/01/38 ....................................................... 2,500,000 2,802,075
Waverly Heights Ltd. Obligated Group, Revenue, 2019, Refunding, 5%, 12/01/49 .. 2,000,000 2,243,060
New Kensington Municipal Sanitary Authority ,
Revenue, 2021 A, AGMC Insured, 3%, 12/01/38 ........................... 500,000 533,190
Revenue, 2021 A, AGMC Insured, 3%, 12/01/50 ........................... 4,740,000 4,941,640
Northampton County General Purpose Authority ,
St. Luke's Hospital Obligated Group, Revenue, 2016 A, Refunding, 5%, 8/15/46 ... 10,000,000 11,364,800
St. Luke's Hospital Obligated Group, Revenue, 2018A, Refunding, 5%, 8/15/43 ... 2,285,000 2,673,450
St. Luke's Hospital Obligated Group, Revenue, 2018A, Refunding, 5%, 8/15/48 ... 2,500,000 2,904,025
Northeastern Pennsylvania Hospital and Education Authority ,
King's College, Revenue, 2019, 5%, 5/01/44 ............................. 1,000,000 1,174,390
Wilkes University, Revenue, 2012A, 5.25%, 3/01/42 ........................ 2,400,000 2,442,456
Pennsylvania Economic Development Financing Authority ,
City of Philadelphia Water & Wastewater, Revenue, 2020, Refunding, 4%, 1/01/29 . 500,000 579,120
City of Philadelphia Water & Wastewater, Revenue, 2020, Refunding, 4%, 1/01/32 . 1,300,000 1,520,727
UPMC Obligated Group, Revenue, 2014A, 5%, 2/01/45 ..................... 5,000,000 5,537,200
UPMC Obligated Group, Revenue, 2017 A, Refunding, 4%, 11/15/42 ........... 5,000,000 5,619,900
UPMC Obligated Group, Revenue, 2020 A, 4%, 4/15/45 ..................... 8,835,000 9,864,189
Pennsylvania Higher Educational Facilities Authority ,
Bryn Mawr College, Revenue, 2014, Refunding, 5%, 12/01/44 ................ 6,365,000 7,054,075
Bryn Mawr College, Revenue, 2019, Refunding, 4%, 12/01/44 ................ 1,000,000 1,140,170
Bryn Mawr College, Revenue, 2019, Refunding, 4%, 12/01/48 ................ 2,500,000 2,838,750
Drexel University, Revenue, 2020 A, Refunding, AGMC Insured, 4%, 5/01/50 ..... 5,000,000 5,552,900
Foundation for Indiana University of Pennsylvania (The), Revenue, 2012A, Pre-
Refunded, 5%, 7/01/41 ............................................ 1,250,000 1,326,563
Gwynedd Mercy University, Revenue, 2012-KK1, 5.375%, 5/01/42 ............. 1,800,000 1,857,042
Shippensburg University of Pennsylvania, Revenue, 2011, Pre-Refunded, 6.25%,
10/01/43 ....................................................... 7,000,000 7,245,980
Shippensburg University Student Services, Inc., Revenue, 2012, Pre-Refunded, 5%,
10/01/35 ....................................................... 1,400,000 1,506,218
Shippensburg University Student Services, Inc., Revenue, 2012, Pre-Refunded, 5%,
10/01/44 ....................................................... 2,000,000 2,151,740
St. Francis University, Revenue, 2011-JJ2, Pre-Refunded, 6.25%, 11/01/41 ...... 3,840,000 3,994,291
Temple University-of The Commonwealth System of Higher Education, Revenue,
First Series, 2012, Pre-Refunded, 5%, 4/01/42 .......................... 15,000,000 15,788,550
Thomas Jefferson University Obligated Group, Revenue, 2015A, Refunding, 5%,
9/01/45 ........................................................ 7,465,000 8,334,896

Franklin Tax-Free Trust
Statement of Investments
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
140
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Pennsylvania Higher Educational Facilities Authority, (continued)
Trustees of the University of Pennsylvania (The), Revenue, 2011A, Pre-Refunded,
5%, 9/01/41 .................................................... $ 5,000,000 $ 5,000,000
Trustees of the University of Pennsylvania (The), Revenue, 2017A, 5%, 8/15/36 ... 2,750,000 3,298,680
Trustees of the University of Pennsylvania (The), Revenue, 2017A, 5%, 8/15/46 ... 14,000,000 16,482,900
Trustees of the University of Pennsylvania (The), Revenue, 2018A, 4%, 2/15/43 ... 12,575,000 14,034,706
Trustees of the University of Pennsylvania (The), Revenue, 2018A, 5%, 2/15/48 ... 5,000,000 5,971,350
University of Pennsylvania Health System Obligated Group (The), Revenue, 2011A,
Pre-Refunded, 5.75%, 8/15/41 ...................................... 3,950,000 4,050,646
University of Pennsylvania Health System Obligated Group (The), Revenue, 2015,
Refunding, 5%, 8/15/40 ............................................ 6,475,000 7,526,475
University of Pennsylvania Health System Obligated Group (The), Revenue, 2017 A,
4%, 8/15/42 .................................................... 5,000,000 5,613,650
University of Pennsylvania Health System Obligated Group (The), Revenue, 2017 A,
5%, 8/15/42 .................................................... 9,000,000 10,737,720
University of Pennsylvania Health System Obligated Group (The), Revenue, 2019,
4%, 8/15/44 .................................................... 6,000,000 6,807,000
University of Pennsylvania Health System Obligated Group (The), Revenue, 2019,
4%, 8/15/49 .................................................... 3,000,000 3,376,260
University of Sciences, Revenue, 2012, 5%, 11/01/42 ....................... 5,000,000 5,249,850
Pennsylvania Housing Finance Agency ,
Revenue, 2019-129, 3.4%, 10/01/49 ................................... 6,000,000 6,228,960
Revenue, 2019-130A, 3%, 10/01/46 .................................... 5,000,000 5,097,700
Revenue, 2020-132 A, 2.55%, 10/01/41 ................................. 11,280,000 11,427,204
Revenue, 2020-133, 2.5%, 10/01/45 ................................... 10,000,000 10,103,200
Pennsylvania State University (The) ,
Revenue, 2015A, Refunding, 5%, 9/01/40 ............................... 10,490,000 12,212,563
Revenue, 2016A, Refunding, 5%, 9/01/41 ............................... 10,000,000 11,888,700
Revenue, 2017A, 5%, 9/01/42 ........................................ 15,750,000 19,186,808
Revenue, 2017A, 5%, 9/01/47 ........................................ 10,000,000 12,095,800
Revenue, 2018, 5%, 9/01/48 ......................................... 5,955,000 7,290,111
Revenue, 2019 A, 5%, 9/01/37 ........................................ 3,585,000 4,561,912
Revenue, 2019 A, 5%, 9/01/45 ........................................ 5,475,000 6,822,836
Revenue, 2019 A, 5%, 9/01/46 ........................................ 5,780,000 7,194,539
Revenue, 2019 A, 5%, 9/01/49 ........................................ 6,720,000 8,344,291
Pennsylvania Turnpike Commission ,
Revenue, 2013 C, Pre-Refunded, 5%, 12/01/43 ........................... 7,595,000 8,582,046
Revenue, 2013 C, 5%, 12/01/43 ....................................... 2,405,000 2,618,709
Revenue, 2018A, 5%, 12/01/48 ....................................... 18,600,000 22,818,480
Revenue, 2021 A, 4%, 12/01/46 ....................................... 2,000,000 2,251,440
Revenue, 2021 A, 4%, 12/01/50 ....................................... 10,000,000 11,220,000
Philadelphia Authority for Industrial Development ,
Beech International LLC, Revenue, 2010A, 5.625%, 6/15/42 ................. 4,000,000 4,006,840
Children's Hospital of Philadelphia Obligated Group, Revenue, 2014 A, 5%, 7/01/42 5,000,000 5,512,900
MaST Community Charter School II, Revenue, 2020 A, 5%, 8/01/30 ............ 200,000 236,636
MaST Community Charter School II, Revenue, 2020 A, 5%, 8/01/40 ............ 300,000 351,879
MaST Community Charter School II, Revenue, 2020 A, 5%, 8/01/50 ............ 2,515,000 2,890,389
Temple University-of The Commonwealth System of Higher Education, Revenue,
First Series, 2015, Refunding, 5%, 4/01/40 ............................. 5,000,000 5,590,000
Thomas Jefferson University Obligated Group, Revenue, 2017 A, Refunding, 5%,
9/01/47 ........................................................ 11,150,000 13,044,050
Philadelphia Gas Works Co. ,
Revenue, 14th, Refunding, 5%, 10/01/32 ................................ 1,000,000 1,202,950
Revenue, 15th, Refunding, 5%, 8/01/42 ................................. 5,000,000 5,864,400
Revenue, 15th, Refunding, 5%, 8/01/47 ................................. 6,000,000 7,030,440
Revenue, Sixteenth A, AGMC Insured, 4%, 8/01/45 ........................ 3,750,000 4,271,888
Revenue, Sixteenth A, AGMC Insured, 5%, 8/01/50 ........................ 17,000,000 20,970,690

Franklin Tax-Free Trust
Statement of Investments
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
141
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Philadelphia Housing Authority , Revenue , 2002A , AGMC Insured , 5% , 12/01/21 ....
$ 2,560,000 $ 2,569,344
Pittsburgh Water & Sewer Authority ,
Revenue, First Lien, 2020 B, AGMC Insured, 4%, 9/01/45 ................... 1,700,000 1,964,911
Revenue, First Lien, 2020 B, AGMC Insured, 4%, 9/01/50 ................... 6,105,000 7,039,309
Pocono Mountains Industrial Park Authority , St. Luke's Hospital Obligated Group ,
Revenue , 2015A , 5% , 8/15/40 ........................................ 5,000,000 5,553,200
Robinson Township Municipal Authority ,
Revenue, 2020, AGMC Insured, 4%, 5/15/47 ............................. 1,275,000 1,433,329
Revenue, 2020, AGMC Insured, 4%, 5/15/50 ............................. 3,120,000 3,500,141
Scranton School District ,
GO, 2020, 4%, 12/01/40 ............................................. 1,535,000 1,734,090
GO, 2020, 4%, 12/01/42 ............................................. 2,835,000 3,187,050
GO, 2020, 4%, 12/01/45 ............................................. 3,670,000 4,096,821
Scranton-Lackawanna Health and Welfare Authority , University of Scranton , Revenue ,
2016 , Refunding , 5% , 11/01/37 ....................................... 4,000,000 4,554,320
State College Area School District ,
GO, 2015, 5%, 3/15/40 ............................................. 16,400,000 18,904,936
GO, 2018, 5%, 5/15/37 ............................................. 1,075,000 1,330,861
GO, 2018, 5%, 5/15/44 ............................................. 3,500,000 4,263,035
State Public School Building Authority ,
a
Butler County Community College, Revenue, 2021, AGMC Insured, 4%, 6/15/36 .. 1,015,000 1,150,452
a
Butler County Community College, Revenue, 2021, AGMC Insured, 4%, 6/15/40 .. 1,515,000 1,689,755
School District of Philadelphia (The), Revenue, 2016 A, Refunding, AGMC Insured,
5%, 6/01/32 .................................................... 7,095,000 8,580,693
School District of Philadelphia (The), Revenue, 2016 A, Refunding, AGMC Insured,
5%, 6/01/33 .................................................... 3,000,000 3,624,510
Swarthmore Borough Authority , Swarthmore College , Revenue , 2013 , 5% , 9/15/43 ..
1,000,000 1,105,660
Township of Lower Paxton , GO , 2020 A , 4% , 4/01/50 .........................
1,100,000 1,244,661
Township of Middletown , GO , 2020 , 4% , 11/01/49 ...........................
1,665,000 1,875,523
Township of Moon , GO , 2020 A , 4% , 11/15/50 ..............................
3,270,000 3,720,606
Township of Swatara , GO , 2020 , 4% , 10/01/50 .............................
3,550,000 3,976,639
Township of Upper St. Clair ,
GO, 2021, 4%, 5/15/37 ............................................. 535,000 619,733
GO, 2021, 4%, 5/15/39 ............................................. 1,000,000 1,152,050
Union County Higher Educational Facilities Financing Authority , Bucknell University ,
Revenue , 2012A , Pre-Refunded , 5% , 4/01/42 ............................. 5,000,000 5,260,050
Upper Darby School District , GO , 2020 , AGMC Insured , 4% , 4/01/45 .............
2,400,000 2,687,856
Upper Dublin School District ,
GO, 2021 A, 4%, 9/15/40 ............................................ 300,000 343,296
GO, 2021 A, 4%, 9/15/42 ............................................ 1,000,000 1,137,600
GO, 2021 A, 4%, 9/15/43 ............................................ 1,400,000 1,589,154
Upper Merion Area School District ,
GO, 2020, 4%, 9/01/49 ............................................. 1,265,000 1,440,759
GO, 2021 A, 3%, 1/15/39 ............................................ 1,000,000 1,063,320
GO, 2021 A, 3%, 1/15/40 ............................................ 1,500,000 1,591,575
GO, 2021 A, 3%, 1/15/41 ............................................ 1,275,000 1,349,218
West Shore School District , GO , 2020 , 4% , 11/15/48 .........................
3,845,000 4,407,946
Westmoreland County Industrial Development Authority ,
Excela Health Obligated Group, Revenue, 2020 A, Refunding, 5%, 7/01/29 ...... 725,000 893,229
Excela Health Obligated Group, Revenue, 2020 A, Refunding, 5%, 7/01/30 ...... 450,000 561,173
Excela Health Obligated Group, Revenue, 2020 A, Refunding, 4%, 7/01/37 ...... 1,400,000 1,581,188
1,071,895,797

Franklin Tax-Free Trust
Statement of Investments
Franklin Pennsylvania Tax-Free Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
142
s
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories 1.3%
Puerto Rico 1.3%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... $ 1,100,000 $ 1,235,641
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/34 .................... 1,000,000 1,132,860
b
Revenue, XX-RSA-1, 5.25%, 7/01/40 ................................... 5,175,000 4,683,375
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 950,000 1,179,121
Revenue, 2007 N, Refunding, AGMC Insured, 5.5%, 7/01/29 ................. 2,500,000 3,048,000
Revenue, CC, Refunding, AGMC Insured, 5.5%, 7/01/28 .................... 755,000 910,364
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 1,290,000 1,620,692
13,810,053
Total U.S. Territories .................................................................... 13,810,053
Total Municipal Bonds (Cost $1,040,170,736) ...................................
1,085,705,850
a a a a
a
Total Investments (Cost $1,040,170,736) 101.4% ................................
$1,085,705,850
Other Assets, less Liabilities (1.4)% ...........................................
(15,406,077)
Net Assets 100.0% ...........................................................
$1,070,299,773
See Abbreviations on page 170 .
a
Security purchased on a when-issued basis. See Note 1(b).
b
See Note 7 regarding defaulted securities.

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
February 28, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
143
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $962,291,643 $698,988,407 $188,753,232 $887,180,484
Value - Unaffiliated issuers ............... $1,025,142,778 $745,548,638 $198,015,688 $953,570,861
Cash ................................. 1,072,887 108,813 1,075,122 6,723
Receivables:
Investment securities sold ................ — — — 11,664,094
Capital shares sold ..................... 1,364,600 832,718 11,663 195,481
Interest .............................. 7,947,791 8,444,910 1,681,396 12,248,526
Other assets ........................... 1,678 1,248 350 1,643
Total assets ....................... 1,035,529,734 754,936,327 200,784,219 977,687,328
Liabilities:
Payables:
Investment securities purchased ........... 2,288,769 7,870,910 — 11,128,713
Capital shares redeemed ................ 12,089,389 1,354,958 415,847 924,643
Management fees ...................... 406,746 299,880 93,789 382,205
Distribution fees ....................... 113,121 81,876 22,951 105,271
Transfer agent fees ..................... 108,366 82,872 23,327 107,496
Professional fees ...................... 44,414 46,256 45,555 41,176
Distributions to shareholders .............. 363,451 167,753 92,311 325,002
Accrued expenses and other liabilities ........ 57,921 62,133 21,920 91,130
Total liabilities ...................... 15,472,177 9,966,638 715,700 13,105,636
Net assets, at value .............. $1,020,057,557 $744,969,689 $200,068,519 $964,581,692
Net assets consist of:
Paid-in capital .......................... $1,020,175,629 $748,683,148 $225,855,916 $964,584,745
Total distributable earnings (losses) .......... (118,072) (3,713,459) (25,787,397) (3,053)
Net assets, at value .............. $1,020,057,557 $744,969,689 $200,068,519 $964,581,692

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
February 28, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
144
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Class A:
Net assets, at value .................... $173,929,835 $119,598,488 $28,497,825 $107,467,523
Shares outstanding ..................... 15,923,118 10,231,398 2,801,954 9,077,207
Net asset value per share
a
............... $10.92 $11.69 $10.17 $11.84
Maximum offering price per share (net asset
value per share ÷ 96 .25% , 96 .25% , 96 .25 % and
96 .25% , respectively) ................... $11.35 $12.15 $10.57 $12.30
Class A1:
Net assets, at value .................... $582,700,807 $422,410,874 $135,915,648 $688,038,143
Shares outstanding ..................... 53,442,384 36,155,139 13,378,500 58,187,903
Net asset value per share
a
............... $10.90 $11.68 $10.16 $11.82
Maximum offering price per share (net asset
value per share ÷ 96 .25% , 96 .25% , 96 .25 % and
96 .25% , respectively) ................... $11.32 $12.14 $10.56 $12.28
Class C:
Net assets, at value .................... $67,713,389 $50,968,359 $13,301,765 $60,847,341
Shares outstanding ..................... 6,103,933 4,308,775 1,298,447 5,062,918
Net asset value and maximum offering price per
share
a
............................... $11.09 $11.83 $10.24 $12.02
Class R6:
Net assets, at value .................... $21,449,585 $19,296,052 $1,385,151 $6,227,919
Shares outstanding ..................... 1,960,989 1,650,306 136,339 524,516
Net asset value and maximum offering price per
share ............................... $10.94 $11.69 $10.16 $11.87
Advisor Class:
Net assets, at value .................... $174,263,941 $132,695,916 $20,968,130 $102,000,766
Shares outstanding ..................... 15,931,354 11,357,094 2,065,315 8,597,694
Net asset value and maximum offering price per
share ............................... $10.94 $11.68 $10.15 $11.86
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
February 28, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
145
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $1,011,385,344 $1,610,399,457 $1,231,401,752 $1,040,170,736
Value - Unaffiliated issuers ............... $1,072,370,325 $1,702,503,067 $1,307,618,129 $1,085,705,850
Cash ................................. 46,717,289 22,807 99,071 408,414
Receivables:
Investment securities sold ................ 9,193 14,552,032 14,728,811 13,272,505
Capital shares sold ..................... 2,414,134 2,378,440 1,963,409 639,943
Interest .............................. 6,818,551 14,837,405 12,655,816 11,762,639
Other assets ........................... 1,820 2,801 2,251 1,864
Total assets ....................... 1,128,331,312 1,734,296,552 1,337,067,487 1,111,791,215
Liabilities:
Payables:
Investment securities purchased ........... 14,877,682 56,493,558 18,224,959 39,260,402
Capital shares redeemed ................ 1,184,357 2,825,824 1,563,205 1,063,870
Management fees ...................... 437,014 647,415 513,699 421,596
Distribution fees ....................... 131,661 209,369 155,013 137,321
Transfer agent fees ..................... 171,366 195,825 140,858 130,375
Distributions to shareholders .............. 232,723 381,878 291,066 317,842
Accrued expenses and other liabilities ........ 137,440 182,731 155,587 160,036
Total liabilities ...................... 17,172,243 60,936,600 21,044,387 41,491,442
Net assets, at value .............. $1,111,159,069 $1,673,359,952 $1,316,023,100 $1,070,299,773
Net assets consist of:
Paid-in capital .......................... $1,059,708,483 $1,612,675,834 $1,317,751,828 $1,116,876,225
Total distributable earnings (losses) .......... 51,450,586 60,684,118 (1,728,728) (46,576,452)
Net assets, at value .............. $1,111,159,069 $1,673,359,952 $1,316,023,100 $1,070,299,773

Franklin Tax-Free Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
February 28, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
146
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Class A:
Net assets, at value .................... $160,623,173 $261,660,679 $218,009,895 $146,124,116
Shares outstanding ..................... 12,731,711 20,276,962 18,591,354 14,773,430
Net asset value per share
a
............... $12.62 $12.90 $11.73 $9.89
Maximum offering price per share (net asset
value per share ÷ 96 .25% , 96 .25% , 96 .25 % and
96 .25% , respectively) ................... $13.11 $13.40 $12.19 $10.28
Class A1:
Net assets, at value .................... $583,104,518 $929,797,930 $805,688,240 $709,449,753
Shares outstanding ..................... 46,226,741 72,094,966 68,766,083 71,745,784
Net asset value per share
a
............... $12.61 $12.90 $11.72 $9.89
Maximum offering price per share (net asset
value per share ÷ 96 .25% , 96 .25% , 96 .25 % and
96 .25% , respectively) ................... $13.10 $13.40 $12.18 $10.28
Class C:
Net assets, at value .................... $109,387,129 $169,258,003 $98,075,321 $104,822,868
Shares outstanding ..................... 8,572,641 12,942,898 8,238,033 10,460,281
Net asset value and maximum offering price per
share
a
............................... $12.76 $13.08 $11.91 $10.02
Class R6:
Net assets, at value .................... $13,888,533 $16,976,900 $22,928,131 $4,300,476
Shares outstanding ..................... 1,099,207 1,314,564 1,955,403 434,246
Net asset value and maximum offering price per
share ............................... $12.64 $12.91 $11.73 $9.90
Advisor Class:
Net assets, at value .................... $244,155,716 $295,666,440 $171,321,513 $105,602,560
Shares outstanding ..................... 19,331,908 22,899,392 14,601,643 10,664,323
Net asset value and maximum offering price per
share ............................... $12.63 $12.91 $11.73 $9.90
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Tax-Free Trust
Financial Statements
Statements of Operations
for the year ended February 28, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
147
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Investment income:
Interest:
Unaffiliated issuers ..................... $32,380,322 $23,564,127 $7,203,385 $30,381,798
Total investment income ................ 32,380,322 23,564,127 7,203,385 30,381,798
Expenses:
Management fees (Note 3 a ) ................ 4,676,889 3,521,581 1,137,928 4,556,486
Distribution fees: (Note 3c )
    Class A ............................. 358,913 246,444 62,126 219,802
    Class A1 ............................ 607,250 433,059 140,764 705,010
    Class C ............................. 466,766 373,909 109,785 443,623
Transfer agent fees: (Note 3e )
    Class A ............................. 90,534 66,288 17,153 61,626
    Class A1 ............................ 381,184 290,684 97,461 493,832
    Class C ............................. 45,058 38,581 11,723 47,793
    Class R6 ............................ 7,153 7,318 423 2,379
    Advisor Class ......................... 89,564 81,401 13,586 62,579
Custodian fees (Note 4 ) ................... 5,578 4,069 1,168 5,399
Reports to shareholders ................... 36,980 43,626 17,435 59,465
Registration and filing fees ................. 48,530 31,138 23,013 57,888
Professional fees ........................ 62,884 64,227 68,638 59,152
Trustees' fees and expenses ............... 8,074 6,287 2,608 7,871
Other ................................. 50,879 43,893 18,037 63,979
Total expenses ...................... 6,936,236 5,252,505 1,721,848 6,846,884
Expense reductions (Note 4 ) ............ (9,734) (7,214) (2,129) (9,438)
Expenses waived/paid by affiliates (Note 3e
and 3f) ........................... (1,629) (2,614) (253) (961)
Net expenses ...................... 6,924,873 5,242,677 1,719,466 6,836,485
Net investment income ............. 25,455,449 18,321,450 5,483,919 23,545,313
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ................... (3,793,166) (3,793,127) 238,822 2,425,654
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... (27,908,043) (14,819,613) (4,813,848) (18,546,109)
Net realized and unrealized gain (loss) ......... (31,701,209) (18,612,740) (4,575,026) (16,120,455)
Net increase (decrease) in net assets resulting from
operations ............................... $(6,245,760) $(291,290) $908,893 $7,424,858

Franklin Tax-Free Trust
Financial Statements
Statements of Operations
(continued)
for the year ended February 28, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
148
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Investment income:
Interest:
Unaffiliated issuers ..................... $29,805,710 $51,097,883 $39,261,809 $37,227,697
Total investment income ................ 29,805,710 51,097,883 39,261,809 37,227,697
Expenses:
Management fees (Note 3 a ) ................ 5,044,951 7,591,641 6,113,699 5,128,686
Distribution fees: (Note 3c )
    Class A ............................. 318,143 515,551 468,302 314,235
    Class A1 ............................ 588,597 959,074 828,761 732,582
    Class C ............................. 784,567 1,192,017 715,870 808,385
Transfer agent fees: (Note 3e )
    Class A ............................. 102,326 142,368 111,613 85,212
    Class A1 ............................ 473,944 662,767 493,961 498,030
    Class C ............................. 97,232 126,780 65,652 84,716
    Class R6 ............................ 5,210 7,101 7,268 1,807
    Advisor Class ......................... 171,568 182,588 91,980 67,129
Custodian fees (Note 4 ) ................... 5,998 9,271 7,311 6,224
Reports to shareholders ................... 75,590 99,429 66,507 78,708
Registration and filing fees ................. 53,841 58,820 23,222 30,556
Professional fees ........................ 59,583 62,948 79,757 78,342
Trustees' fees and expenses ............... 8,557 12,491 10,286 8,828
Other ................................. 59,628 70,919 75,709 69,036
Total expenses ...................... 7,849,735 11,693,765 9,159,898 7,992,476
Expense reductions (Note 4 ) ............ (10,245) (13,868) (12,627) (10,726)
Expenses waived/paid by a ffiliates (Note 3e
and 3f) ........................... (1,893) (3,105) (1,123) (827)
Net expenses ...................... 7,837,597 11,676,792 9,146,148 7,980,923
Net investment income ............. 21,968,113 39,421,091 30,115,661 29,246,774
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ................... 445,733 2,545,647 (5,485,462) (1,784,008)
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... (19,163,251) (42,016,696) (26,652,354) (23,554,549)
Net realized and unrealized gain (loss) ......... (18,717,518) (39,471,049) (32,137,816) (25,338,557)
Net increase (decrease) in net assets resulting from
operations ............................... $3,250,595 $(49,958) $(2,022,155) $3,908,217

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
149
Franklin Arizona Tax-Free Income Fund Franklin Colorado Tax-Free Income Fund
Year Ended
February 28, 2021
Year Ended
February 29, 2020
Year Ended
February 28, 2021
Year Ended
February 29, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ............ $25,455,449 $26,975,814 $18,321,450 $20,117,253
Net realized gain (loss) ............ (3,793,166) 1,141,751 (3,793,127) (1,814,943)
Net change in unrealized appreciation
(depreciation) ................. (27,908,043) 57,289,938 (14,819,613) 42,068,102
Net increase (decrease) in net
assets resulting from operations . (6,245,760) 85,407,503 (291,290) 60,370,412
Distributions to shareholders:
Class A ........................ (3,530,526) (2,332,745) (2,320,571) (1,629,360)
Class A1 ....................... (16,010,033) (19,798,266) (10,932,885) (14,061,542)
Class C ........................ (1,470,061) (1,873,636) (1,124,510) (1,626,856)
Class R6 ....................... (504,677) (454,208) (414,225) (338,651)
Advisor Class ................... (3,848,416) (3,212,942) (3,165,996) (3,239,638)
Total distributions to shareholders ..... (25,363,713) (27,671,797) (17,958,187) (20,896,047)
Capital share transactions: (Note 2 )
Class A ........................ 46,860,162 82,123,507 34,365,432 49,176,416
Class A1 ....................... (69,501,214) (29,484,449) (43,750,326) (11,721,010)
Class C ........................ (10,539,521) (1,420,659) (13,899,100) (6,420,157)
Class R6 ....................... 5,021,567 3,516,275 5,386,336 5,282,633
Advisor Class ................... 53,324,877 28,347,443 19,728,309 17,547,065
Total capital share transactions ....... 25,165,871 83,082,117 1,830,651 53,864,947
Net increase (decrease) in net
assets ..................... (6,443,602) 140,817,823 (16,418,826) 93,339,312
Net assets:
Beginning of year .................. 1,026,501,159 885,683,336 761,388,515 668,049,203
End of year ...................... $1,020,057,557 $1,026,501,159 $744,969,689 $761,388,515

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
150
Franklin Connecticut Tax-Free Income Fund Franklin Michigan Tax-Free Income Fund
Year Ended
February 28, 2021
Year Ended
February 29, 2020
Year Ended
February 28, 2021
Year Ended
February 29, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ............ $5,483,919 $6,316,109 $23,545,313 $24,393,708
Net realized gain (loss) ............ 238,822 251,416 2,425,654 989,794
Net change in unrealized appreciation
(depreciation) ................. (4,813,848) 7,147,022 (18,546,109) 57,391,323
Net increase (decrease) in net
assets resulting from operations . 908,893 13,714,547 7,424,858 82,774,825
Distributions to shareholders:
Class A ........................ (636,353) (524,971) (2,069,591) (1,330,288)
Class A1 ....................... (3,845,333) (4,928,971) (17,733,776) (20,296,801)
Class C ........................ (367,425) (618,568) (1,318,876) (1,732,856)
Class R6 ....................... (15,579) (8,134) (124,531) (102,923)
Advisor Class ................... (555,286) (648,491) (2,322,396) (2,007,966)
Total distributions to shareholders ..... (5,419,976) (6,729,135) (23,569,170) (25,470,834)
Capital share transactions: (Note 2 )
Class A ........................ 7,340,317 7,305,774 34,307,234 37,749,449
Class A1 ....................... (11,020,454) (15,075,347) (31,822,912) (40,857,366)
Class C ........................ (6,722,821) (6,401,568) (16,249,720) (6,528,627)
Class R6 ....................... 1,098,621 144,007 2,166,826 889,801
Advisor Class ................... 1,389,973 48,683 23,825,572 12,204,055
Total capital share transactions ....... (7,914,364) (13,978,451) 12,227,000 3,457,312
Net increase (decrease) in net
assets ..................... (12,425,447) (6,993,039) (3,917,312) 60,761,303
Net assets:
Beginning of year .................. 212,493,966 219,487,005 968,499,004 907,737,701
End of year ...................... $200,068,519 $212,493,966 $964,581,692 $968,499,004

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
151
Franklin Minnesota Tax-Free Income Fund Franklin Ohio Tax-Free Income Fund
Year Ended
February 28, 2021
Year Ended
February 29, 2020
Year Ended
February 28, 2021
Year Ended
February 29, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ............ $21,968,113 $24,724,905 $39,421,091 $42,264,066
Net realized gain (loss) ............ 445,733 540,440 2,545,647 611,043
Net change in unrealized appreciation
(depreciation) ................. (19,163,251) 57,624,768 (42,016,696) 84,496,281
Net increase (decrease) in net
assets resulting from operations . 3,250,595 82,890,113 (49,958) 127,371,390
Distributions to shareholders:
Class A ........................ (2,469,974) (1,538,044) (4,744,547) (2,999,229)
Class A1 ....................... (12,450,612) (15,480,525) (23,866,350) (28,487,537)
Class C ........................ (1,872,618) (2,941,646) (3,512,371) (4,836,261)
Class R6 ....................... (247,539) (226,880) (344,000) (255,652)
Advisor Class ................... (4,697,307) (4,802,895) (6,795,017) (6,178,640)
Total distributions to shareholders ..... (21,738,050) (24,989,990) (39,262,285) (42,757,319)
Capital share transactions: (Note 2 )
Class A ........................ 65,835,864 53,802,482 106,924,752 78,713,171
Class A1 ....................... (13,440,721) (17,081,906) (43,688,211) (43,978,495)
Class C ........................ (26,837,851) (18,170,817) (29,796,397) (23,167,170)
Class R6 ....................... 4,436,109 2,026,637 6,679,310 3,219,335
Advisor Class ................... 44,950,875 36,090,930 58,180,644 52,834,804
Total capital share transactions ....... 74,944,276 56,667,326 98,300,098 67,621,645
Net increase (decrease) in net
assets ..................... 56,456,821 114,567,449 58,987,855 152,235,716
Net assets:
Beginning of year .................. 1,054,702,248 940,134,799 1,614,372,097 1,462,136,381
End of year ...................... $1,111,159,069 $1,054,702,248 $1,673,359,952 $1,614,372,097

Franklin Tax-Free Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
152
Franklin Oregon Tax-Free Income Fund Franklin Pennsylvania Tax-Free Income Fund
Year Ended
February 28, 2021
Year Ended
February 29, 2020
Year Ended
February 28, 2021
Year Ended
February 29, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ............ $30,115,661 $32,856,963 $29,246,774 $33,929,872
Net realized gain (loss) ............ (5,485,462) 1,617,254 (1,784,008) (252,539)
Net change in unrealized appreciation
(depreciation) ................. (26,652,354) 67,050,410 (23,554,549) 42,950,125
Net increase (decrease) in net
assets resulting from operations . (2,022,155) 101,524,627 3,908,217 76,627,458
Distributions to shareholders:
Class A ........................ (4,132,002) (2,821,896) (3,157,198) (2,301,344)
Class A1 ....................... (19,692,495) (24,156,902) (19,722,290) (25,168,435)
Class C ........................ (1,983,908) (2,874,855) (2,645,075) (4,276,294)
Class R6 ....................... (514,168) (482,897) (91,083) (85,365)
Advisor Class ................... (3,799,761) (3,572,254) (2,744,522) (2,959,543)
Total distributions to shareholders ..... (30,122,334) (33,908,804) (28,360,168) (34,790,981)
Capital share transactions: (Note 2 )
Class A ........................ 59,909,412 94,317,482 43,612,177 49,405,503
Class A1 ....................... (40,614,949) (23,085,408) (46,410,237) (41,245,981)
Class C ........................ (26,854,264) (7,180,504) (38,262,675) (33,218,954)
Class R6 ....................... 3,613,966 5,595,974 1,484,591 527,396
Advisor Class ................... 30,062,347 30,932,107 9,653,555 13,213,261
Total capital share transactions ....... 26,116,512 100,579,651 (29,922,589) (11,318,775)
Net increase (decrease) in net
assets ..................... (6,027,977) 168,195,474 (54,374,540) 30,517,702
Net assets:
Beginning of year .................. 1,322,051,077 1,153,855,603 1,124,674,313 1,094,156,611
End of year ...................... $1,316,023,100 $1,322,051,077 $1,070,299,773 $1,124,674,313

Franklin Tax-Free Trust

franklintempleton.com
Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Franklin Tax-Free Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of twenty-
three separate funds (Funds), eight of which are included
in this report and applies the specialized accounting and
reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP). The Funds offer five classes of
shares: Class A, Class A1, Class C, Class R6 and Advisor
Class. Class C shares automatically convert to Class A
shares after they have been held for 10 years. Each class
of shares may differ by its initial sales load, contingent
deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Funds' administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Funds' pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures, the
Funds primarily employ a market-based approach which
may use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Securities Purchased on a When-Issued Basis
Certain or all Funds purchase securities on a when-issued
basis, with payment and delivery scheduled for a future
date. These transactions are subject to market fluctuations
and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although
the Funds will generally purchase these securities with
the intention of holding the securities, they may sell the
securities before the settlement date. Sufficient assets have been segregated for these securities.
c. Income Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of February 28, 2021, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy.
Some municipal securities in the Funds are secured by
collateral guaranteed by an agency of the U.S. government.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
c. Income Taxes
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
2. Shares of Beneficial Interest
At February 28, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin Arizona Tax-Free
Income Fund
Franklin Colorado Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended February 28, 2021
Shares sold
a
................................... 7,244,117 $79,541,550 4,235,805 $49,780,867
Shares issued in reinvestment of distributions .......... 294,516 3,225,139 189,758 2,226,350
Shares redeemed ............................... (3,361,122) (35,906,527) (1,523,372) (17,641,785)
Net increase (decrease) .......................... 4,177,511 $46,860,162 2,902,191 $34,365,432
Year ended February 29, 2020
Shares sold
a
................................... 8,061,636 $87,843,839 4,719,149 $54,949,727
Shares issued in reinvestment of distributions .......... 200,876 2,200,242 136,713 1,595,412
Shares redeemed ............................... (724,150) (7,920,574) (632,549) (7,368,723)
Net increase (decrease) .......................... 7,538,362 $82,123,507 4,223,313 $49,176,416
Class A1
Class A1 Shares:
Year ended February 28, 2021
Shares sold ................................... 2,458,190 $27,013,414 1,382,548 $16,228,690
Shares issued in reinvestment of distributions .......... 1,256,799 13,717,944 859,113 10,063,767
Shares redeemed ............................... (10,168,717) (110,232,572) (5,992,062) (70,042,783)
Net increase (decrease) .......................... (6,453,728) $(69,501,214) (3,750,401) $(43,750,326)
Year ended February 29, 2020
Shares sold ................................... 3,367,115 $36,498,589 2,054,179 $23,918,501
Shares issued in reinvestment of distributions .......... 1,567,850 17,087,280 1,118,244 13,013,213
Shares redeemed ............................... (7,636,387) (83,070,318) (4,187,488) (48,652,724)
Net increase (decrease) .......................... (2,701,422) $(29,484,449) (1,015,065) $(11,721,010)
Class C
Class C Shares:
Year ended February 28, 2021
Shares sold ................................... 1,071,876 $11,946,167 532,785 $6,337,932
Shares issued in reinvestment of distributions .......... 125,833 1,396,978 92,304 1,093,934
Shares redeemed
a
.............................. (2,150,868) (23,882,666) (1,795,226) (21,330,966)
Net increase (decrease) .......................... (953,159) $(10,539,521) (1,170,137) $(13,899,100)
Year ended February 29, 2020
Shares sold ................................... 1,664,994 $18,433,750 1,017,925 $11,983,060
Shares issued in reinvestment of distributions .......... 157,621 1,747,106 133,092 1,567,577
Shares redeemed
a
.............................. (1,950,683) (21,601,515) (1,700,603) (19,970,794)
Net increase (decrease) .......................... (128,068) $(1,420,659) (549,586) $(6,420,157)
Class R6

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Arizona Tax-Free
Income Fund
Franklin Colorado Tax-Free
Income Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended February 28, 2021
Shares sold ................................... 726,108 $7,966,797 633,977 $7,453,148
Shares issued in reinvestment of distributions .......... 45,725 501,232 34,540 405,335
Shares redeemed ............................... (318,524) (3,446,462) (212,913) (2,472,147)
Net increase (decrease) .......................... 453,309 $5,021,567 455,604 $5,386,336
Year ended February 29, 2020
Shares sold ................................... 610,842 $6,669,514 524,006 $6,108,954
Shares issued in reinvestment of distributions .......... 41,271 451,599 28,666 334,441
Shares redeemed ............................... (329,905) (3,604,838) (99,578) (1,160,762)
Net increase (decrease) .......................... 322,208 $3,516,275 453,094 $5,282,633
Advisor Class
Advisor Class Shares:
Year ended February 28, 2021
Shares sold ................................... 9,620,652 $105,308,514 3,508,237 $41,166,277
Shares issued in reinvestment of distributions .......... 306,133 3,356,034 258,205 3,026,967
Shares redeemed ............................... (5,089,293) (55,339,671) (2,103,536) (24,464,935)
Net increase (decrease) .......................... 4,837,492 $53,324,877 1,662,906 $19,728,309
Year ended February 29, 2020
Shares sold ................................... 4,340,408 $47,470,120 3,011,612 $34,907,451
Shares issued in reinvestment of distributions .......... 252,359 2,762,201 266,337 3,102,143
Shares redeemed ............................... (2,004,683) (21,884,878) (1,762,527) (20,462,529)
Net increase (decrease) .......................... 2,588,084 $28,347,443 1,515,422 $17,547,065
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Connecticut Tax-Free
Income Fund
Franklin Michigan Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended February 28, 2021
Shares sold
a
................................... 1,034,345 $10,585,813 4,111,104 $48,942,553
Shares issued in reinvestment of distributions .......... 56,036 571,470 154,374 1,835,920
Shares redeemed ............................... (374,417) (3,816,966) (1,400,617) (16,471,239)
Net increase (decrease) .......................... 715,964 $7,340,317 2,864,861 $34,307,234
Year ended February 29, 2020
Shares sold
a
................................... 964,186 $9,818,136 3,802,213 $44,425,894
Shares issued in reinvestment of distributions .......... 48,283 493,122 103,843 1,217,159
Shares redeemed ............................... (295,523) (3,005,484) (675,810) (7,893,604)
Net increase (decrease) .......................... 716,946 $7,305,774 3,230,246 $37,749,449
Class A1
Class A1 Shares:
Year ended February 28, 2021
Shares sold ................................... 206,808 $2,121,286 1,433,366 $17,000,438
Shares issued in reinvestment of distributions .......... 305,191 3,106,674 1,290,262 15,309,544
Shares redeemed ............................... (1,597,359) (16,248,414) (5,418,616) (64,132,894)
Net increase (decrease) .......................... (1,085,360) $(11,020,454) (2,694,988) $(31,822,912)
Year ended February 29, 2020
Shares sold ................................... 458,551 $4,686,045 1,425,069 $16,611,056
Shares issued in reinvestment of distributions .......... 387,962 3,954,452 1,503,126 17,552,461
Shares redeemed ............................... (2,329,545) (23,715,844) (6,440,823) (75,020,883)
Net increase (decrease) .......................... (1,483,032) $(15,075,347) (3,512,628) $(40,857,366)
Class C
Class C Shares:
Year ended February 28, 2021
Shares sold ................................... 117,132 $1,211,945 719,434 $8,673,577
Shares issued in reinvestment of distributions .......... 32,975 338,279 99,557 1,200,188
Shares redeemed
a
.............................. (803,408) (8,273,045) (2,169,179) (26,123,485)
Net increase (decrease) .......................... (653,301) $(6,722,821) (1,350,188) $(16,249,720)
Year ended February 29, 2020
Shares sold ................................... 342,083 $3,512,841 1,164,245 $13,797,257
Shares issued in reinvestment of distributions .......... 53,928 554,120 130,094 1,543,501
Shares redeemed
a
.............................. (1,019,257) (10,468,529) (1,852,423) (21,869,385)
Net increase (decrease) .......................... (623,246) $(6,401,568) (558,084) $(6,528,627)
Class R6
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Connecticut Tax-Free
Income Fund
Franklin Michigan Tax-Free
Income Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended February 28, 2021
Shares sold ................................... 112,431 $1,148,971 224,922 $2,696,167
Shares issued in reinvestment of distributions .......... 967 9,862 10,039 119,705
Shares redeemed ............................... (5,879) (60,212) (54,636) (649,046)
Net increase (decrease) .......................... 107,519 $1,098,621 180,325 $2,166,826
Year ended February 29, 2020
Shares sold ................................... 13,754 $139,500 91,345 $1,068,364
Shares issued in reinvestment of distributions .......... 797 8,135 8,759 102,820
Shares redeemed ............................... (356) (3,628) (23,957) (281,383)
Net increase (decrease) .......................... 14,195 $144,007 76,147 $889,801
Advisor Class
Advisor Class Shares:
Year ended February 28, 2021
Shares sold ................................... 461,043 $4,702,445 3,198,942 $38,151,167
Shares issued in reinvestment of distributions .......... 41,944 426,862 182,824 2,178,074
Shares redeemed ............................... (368,602) (3,739,334) (1,396,223) (16,503,669)
Net increase (decrease) .......................... 134,385 $1,389,973 1,985,543 $23,825,572
Year ended February 29, 2020
Shares sold ................................... 613,321 $6,243,181 1,964,333 $23,027,381
Shares issued in reinvestment of distributions .......... 48,272 491,979 157,109 1,842,365
Shares redeemed ............................... (658,670) (6,686,477) (1,082,628) (12,665,691)
Net increase (decrease) .......................... 2,923 $48,683 1,038,814 $12,204,055
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Minnesota Tax-Free
Income Fund
Franklin Ohio Tax-Free Income
Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended February 28, 2021
Shares sold
a
................................... 6,361,332 $80,760,433 9,649,679 $126,453,776
Shares issued in reinvestment of distributions .......... 182,833 2,319,795 345,058 4,507,300
Shares redeemed ............................... (1,363,175) (17,244,364) (1,847,795) (24,036,324)
Net increase (decrease) .......................... 5,180,990 $65,835,864 8,146,942 $106,924,752
Year ended February 29, 2020
Shares sold
a
................................... 4,814,682 $60,031,592 6,795,833 $87,458,472
Shares issued in reinvestment of distributions .......... 118,094 1,477,000 223,324 2,880,621
Shares redeemed ............................... (617,078) (7,706,110) (902,512) (11,625,922)
Net increase (decrease) .......................... 4,315,698 $53,802,482 6,116,645 $78,713,171
Class A1
Class A1 Shares:
Year ended February 28, 2021
Shares sold ................................... 2,942,746 $37,347,611 3,388,310 $44,303,438
Shares issued in reinvestment of distributions .......... 864,839 10,957,917 1,667,870 21,754,624
Shares redeemed ............................... (4,897,292) (61,746,249) (8,453,793) (109,746,273)
Net increase (decrease) .......................... (1,089,707) $(13,440,721) (3,397,613) $(43,688,211)
Year ended February 29, 2020
Shares sold ................................... 3,284,425 $40,947,538 3,810,729 $48,907,076
Shares issued in reinvestment of distributions .......... 1,093,377 13,639,953 2,014,709 25,922,089
Shares redeemed ............................... (5,753,414) (71,669,397) (9,256,382) (118,807,660)
Net increase (decrease) .......................... (1,375,612) $(17,081,906) (3,430,944) $(43,978,495)
Class C
Class C Shares:
Year ended February 28, 2021
Shares sold ................................... 1,168,004 $14,996,304 2,185,646 $28,972,016
Shares issued in reinvestment of distributions .......... 140,410 1,797,919 253,462 3,350,566
Shares redeemed
a
.............................. (3,409,912) (43,632,074) (4,693,646) (62,118,979)
Net increase (decrease) .......................... (2,101,498) $(26,837,851) (2,254,538) $(29,796,397)
Year ended February 29, 2020
Shares sold ................................... 1,601,343 $20,199,230 2,283,887 $29,786,736
Shares issued in reinvestment of distributions .......... 223,164 2,815,070 350,621 4,572,885
Shares redeemed
a
.............................. (3,270,276) (41,185,117) (4,420,520) (57,526,791)
Net increase (decrease) .......................... (1,445,769) $(18,170,817) (1,786,012) $(23,167,170)
Class R6
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Minnesota Tax-Free
Income Fund
Franklin Ohio Tax-Free Income
Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended February 28, 2021
Shares sold ................................... 513,150 $6,533,582 625,158 $8,172,934
Shares issued in reinvestment of distributions .......... 18,848 239,437 24,608 321,681
Shares redeemed ............................... (187,683) (2,336,910) (140,164) (1,815,305)
Net increase (decrease) .......................... 344,315 $4,436,109 509,602 $6,679,310
Year ended February 29, 2020
Shares sold ................................... 249,218 $3,107,945 349,829 $4,505,283
Shares issued in reinvestment of distributions .......... 17,467 218,452 18,974 244,769
Shares redeemed ............................... (104,207) (1,299,760) (118,977) (1,530,717)
Net increase (decrease) .......................... 162,478 $2,026,637 249,826 $3,219,335
Advisor Class
Advisor Class Shares:
Year ended February 28, 2021
Shares sold ................................... 6,577,137 $83,615,348 7,203,962 $94,138,108
Shares issued in reinvestment of distributions .......... 360,616 4,577,268 486,581 6,356,473
Shares redeemed ............................... (3,439,987) (43,241,741) (3,252,365) (42,313,937)
Net increase (decrease) .......................... 3,497,766 $44,950,875 4,438,178 $58,180,644
Year ended February 29, 2020
Shares sold ................................... 4,918,231 $61,263,780 5,774,953 $74,297,443
Shares issued in reinvestment of distributions .......... 375,123 4,689,137 443,356 5,715,066
Shares redeemed ............................... (2,399,236) (29,861,987) (2,108,985) (27,177,705)
Net increase (decrease) .......................... 2,894,118 $36,090,930 4,109,324 $52,834,804
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Oregon Tax-Free
Income Fund
Franklin Pennsylvania Tax-Free
Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended February 28, 2021
Shares sold
a
................................... 7,197,423 $85,208,934 6,403,246 $63,684,740
Shares issued in reinvestment of distributions .......... 332,646 3,926,814 292,344 2,900,055
Shares redeemed ............................... (2,488,807) (29,226,336) (2,311,207) (22,972,618)
Net increase (decrease) .......................... 5,041,262 $59,909,412 4,384,383 $43,612,177
Year ended February 29, 2020
Shares sold
a
................................... 8,821,390 $102,920,549 6,286,755 $62,389,689
Shares issued in reinvestment of distributions .......... 233,418 2,732,041 217,848 2,166,093
Shares redeemed ............................... (970,175) (11,335,108) (1,526,218) (15,150,279)
Net increase (decrease) .......................... 8,084,633 $94,317,482 4,978,385 $49,405,503
Class A1
Class A1 Shares:
Year ended February 28, 2021
Shares sold ................................... 3,066,962 $36,064,439 1,974,510 $19,615,851
Shares issued in reinvestment of distributions .......... 1,544,775 18,204,251 1,778,676 17,622,820
Shares redeemed ............................... (8,095,427) (94,883,639) (8,436,928) (83,648,908)
Net increase (decrease) .......................... (3,483,690) $(40,614,949) (4,683,742) $(46,410,237)
Year ended February 29, 2020
Shares sold ................................... 4,647,678 $54,057,915 3,607,852 $35,709,420
Shares issued in reinvestment of distributions .......... 1,910,051 22,277,059 2,266,052 22,499,914
Shares redeemed ............................... (8,539,624) (99,420,382) (10,029,133) (99,455,315)
Net increase (decrease) .......................... (1,981,895) $(23,085,408) (4,155,229) $(41,245,981)
Class C
Class C Shares:
Year ended February 28, 2021
Shares sold ................................... 1,155,257 $13,856,155 922,472 $9,291,053
Shares issued in reinvestment of distributions .......... 161,968 1,937,881 244,818 2,457,260
Shares redeemed
a
.............................. (3,573,569) (42,648,300) (4,964,544) (50,010,988)
Net increase (decrease) .......................... (2,256,344) $(26,854,264) (3,797,254) $(38,262,675)
Year ended February 29, 2020
Shares sold ................................... 2,432,978 $28,811,943 1,387,673 $13,946,172
Shares issued in reinvestment of distributions .......... 236,076 2,796,966 387,768 3,900,703
Shares redeemed
a
.............................. (3,279,068) (38,789,413) (5,081,672) (51,065,829)
Net increase (decrease) .......................... (610,014) $(7,180,504) (3,306,231) $(33,218,954)
Class R6
2. Shares of Beneficial Interest
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Franklin Oregon Tax-Free
Income Fund
Franklin Pennsylvania Tax-Free
Income Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended February 28, 2021
Shares sold ................................... 596,088 $7,045,338 207,493 $2,068,565
Shares issued in reinvestment of distributions .......... 43,127 508,830 8,632 85,741
Shares redeemed ............................... (335,234) (3,940,202) (68,794) (669,715)
Net increase (decrease) .......................... 303,981 $3,613,966 147,331 $1,484,591
Year ended February 29, 2020
Shares sold ................................... 605,625 $7,056,533 87,172 $868,055
Shares issued in reinvestment of distributions .......... 40,739 476,076 8,047 80,076
Shares redeemed ............................... (165,899) (1,936,635) (42,431) (420,735)
Net increase (decrease) .......................... 480,465 $5,595,974 52,788 $527,396
Advisor Class
Advisor Class Shares:
Year ended February 28, 2021
Shares sold ................................... 4,864,957 $57,571,723 3,240,254 $32,276,512
Shares issued in reinvestment of distributions .......... 303,092 3,578,639 248,305 2,465,047
Shares redeemed ............................... (2,644,263) (31,088,015) (2,524,888) (25,088,004)
Net increase (decrease) .......................... 2,523,786 $30,062,347 963,671 $9,653,555
Year ended February 29, 2020
Shares sold ................................... 4,166,300 $48,624,793 3,336,834 $33,139,613
Shares issued in reinvestment of distributions .......... 288,112 3,367,698 264,571 2,632,196
Shares redeemed ............................... (1,807,421) (21,060,384) (2,271,911) (22,558,548)
Net increase (decrease) .......................... 2,646,991 $30,932,107 1,329,494 $13,213,261
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)
a
May include a portion of Class C shares that were automatically converted to Class A.

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
a. Management Fees
The Funds pay an investment management fee to Advisers based on the month-end net assets of each of the Funds as follows:
For the year ended February 28, 2021, each Fund's gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Gross effective investment management fee rate ........ 0.475% 0.484% 0.560%
Franklin
Michigan Tax-
Free Income
Fund
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Gross effective investment management fee rate ........ 0.476% 0.475% 0.466%
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Gross effective investment management fee rate ........ 0.469% 0.472%
3. Transactions with Affiliates
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A and A1 reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. Under the Class A and Class A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class
C compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended February 28, 2021, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.10%
Class C .................................................................................... 0.65%
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $31,645 $26,250 $3,084 $25,543
CDSC retained ........................... $107,959 $42,186 $2,942 $33,374
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $39,078 $54,804 $43,365 $27,312
CDSC retained ........................... $26,726 $37,492 $32,128 $14,412
3. Transactions with Affiliates
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
f. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until June 30, 2021.
g. Interfund Transactions
Certain or all Funds engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. These purchases and sales for the year ended February 28, 2021, were as follows:
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses.  During the  year ended February 28, 2021  the custodian fees were reduced as noted in the Statements of Operations.
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Transfer agent fees ........................ $272,235 $212,181 $71,079 $337,344
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Transfer agent fees ........................ $331,827 $481,687 $355,515 $365,015
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Purchases .............................. $27,625,000 $15,615,000 $1,000,000 $27,900,000
Sales .................................. $32,100,000 $50,355,000 $900,000 $20,750,000
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Purchases .............................. $47,050,000 $54,105,000 $86,155,000 $31,751,083
Sales .................................. $40,975,000 $31,600,000 $80,955,000 $35,300,000
3. Transactions with Affiliates
(continued)
e. Transfer Agent Fees
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At February 28, 2021, the capital loss carryforwards were as follows:
During the year ended February 28, 2021, the following Funds utilized capital loss carryforwards as follows:
The tax character of distributions paid during the years ended February 28, 2021 and 2020, was as follows:
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 18,286,720 $ 19,536,147 $ 8,013,977 $ 12,853,408
Long term ............................. 44,640,978 31,277,102 27,091,661 53,611,256
Total capital loss carryforwards ............ $62,927,698 $50,813,249 $35,105,638 $66,464,664
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 7,873,936 $ 19,880,985 $ 24,197,646 $ 13,487,179
Long term ............................. 2,064,586 11,726,182 53,930,245 80,131,395
Total capital loss carryforwards ............ $9,938,522 $31,607,167 $78,127,891 $93,618,574
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Capital loss utilized carryforwards .... $296,529 $2,464,337 $603,067 $2,913,911
Franklin Arizona Tax-Free Income
Fund
Franklin Colorado Tax-Free Income
Fund
2021 2020 2021 2020
Distributions paid from:
Tax exempt income ...................... $25,363,713 $27,671,797 $17,958,187 $20,896,047
Franklin Connecticut Tax-Free
Income Fund
Franklin Michigan Tax-Free Income
Fund
2021 2020 2021 2020
Distributions paid from:
Tax exempt income ...................... $5,419,976 $6,729,135 $23,569,170 $25,470,834
Franklin Minnesota Tax-Free Income
Fund Franklin Ohio Tax-Free Income Fund
2021 2020 2021 2020
Distributions paid from:
Tax exempt income ...................... $21,738,050 $24,989,990 $39,262,285 $42,757,319

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
At February 28, 2021, the cost of investments, net unrealized appreciation (depreciation) and undistributed tax exempt income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts, defaulted securities and workout costs.
Franklin Oregon Tax-Free Income
Fund
Franklin Pennsylvania Tax-Free
Income Fund
2021 2020 2021 2020
Distributions paid from:
Tax exempt income ...................... $30,122,334 $33,908,804 $28,360,168 $34,790,981
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
a a a a a
Cost of investments ....................... $962,131,686 $698,902,975 $188,731,968 $887,261,649
Unrealized appreciation ..................... $66,323,123 $48,429,482 $9,695,140 $67,149,212
Unrealized depreciation ..................... (3,312,031) (1,783,819) (411,420) (840,000)
Net unrealized appreciation (depreciation) ....... $63,011,092 $46,645,663 $9,283,720 $66,309,212
Distributable earnings:
Undistributed tax exempt income .............. $161,989 $621,878 $126,828 $477,408
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
a a a a a
Cost of investments ....................... $1,010,991,185 $1,610,081,170 $1,231,666,194 $1,039,929,484
Unrealized appreciation ..................... $63,150,937 $102,337,421 $79,302,851 $50,051,149
Unrealized depreciation ..................... (1,771,797) (9,915,524) (3,350,916) (4,274,783)
Net unrealized appreciation (depreciation) ....... $61,379,140 $92,421,897 $75,951,935 $45,776,366
Distributable earnings:
Undistributed tax exempt income .............. $242,696 $251,266 $738,291 $1,583,607
5. Income Taxes
(continued)

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended February 28, 2021, were as follows:
7. Defaulted Securities
Certain or all Funds held defaulted securities and/or other securities for which the income has been deemed uncollectible. The
Funds discontinue accruing income on securities for which income has been deemed uncollectible and provide an estimate for losses on interest receivable. The securities have been identified in the accompanying Statements of Investments. At February
28, 2021 , the aggregate value of these securities was as follows:
8. Concentration of Risk
Certain or all Funds invest a large percentage of their total assets in obligations of issuers within their respective state and U.S. territories. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states and U.S. territories. Investing in Puerto Rico securities may expose the Funds to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
Franklin
Arizona Tax-
Free Income
Fund
Franklin
Colorado Tax-
Free Income
Fund
Franklin
Connecticut
Tax-Free
Income Fund
Franklin
Michigan Tax-
Free Income
Fund
Purchases .............................. $173,789,405 $184,815,585 $41,526,848 $145,623,807
Sales .................................. $130,862,348 $137,062,872 $47,061,222 $101,641,874
Franklin
Minnesota Tax-
Free Income
Fund
Franklin Ohio
Tax-Free
Income Fund
Franklin
Oregon Tax-
Free Income
Fund
Franklin
Pennsylvania
Tax-Free
Income Fund
Purchases .............................. $144,840,795 $482,602,551 $281,495,732 $344,293,211
Sales .................................. $98,716,480 $332,992,397 $229,731,835 $297,956,675
Value
Percentage of
Net Assets
Franklin Oregon Tax-Free Income Fund ........................................... $ 6,371,200 0.5%
Franklin Pennsylvania Tax-Free Income Fund ...................................... 4,683,375 0.4%

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
10. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matured on February 5, 2021. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 5, 2021, the Borrowers renewed the Global Credit Facility for a one year term, maturing February 4, 2022, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended February 28, 2021, the
Funds did not use the Global Credit Facility.
11. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At February 28, 2021, all of the Funds' investments in financial instruments carried at fair value were valued using Level 2 inputs. For detailed categories, see the accompanying Statements of Investments.
12. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-
04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
13. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Franklin Tax-Free Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Abbreviations
Selected Portfolio
AGMC Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
ETM
Escrowed to Maturity
FGIC
Financial Guaranty Insurance Co..
FNMA
Federal National Mortgage Association
GNMA
Government National Mortgage Association
GO
General Obligation
LOC
Letter of Credit
MAC
Municipal Assurance Corp
NATL
National Reinsurance Corp.
SPA
Standby Purchase Agreement
XLCA
XL Capital Assurance, Inc.

Franklin Tax-Free Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Tax-Free Trust and Shareholders of Franklin Arizona Tax-Free Income Fund, Franklin
Colorado Tax-Free Income Fund, Franklin Connecticut Tax-Free Income Fund, Franklin Michigan Tax-Free Income Fund,
Franklin Minnesota Tax-Free Income Fund, Franklin Ohio Tax-Free Income Fund, Franklin Oregon Tax-Free Income Fund, and
Franklin Pennsylvania Tax-Free Income Fund
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Franklin
Arizona Tax-Free Income Fund, Franklin Colorado Tax-Free Income Fund, Franklin Connecticut Tax-Free Income Fund,
Franklin Michigan Tax-Free Income Fund, Franklin Minnesota Tax-Free Income Fund, Franklin Ohio Tax-Free Income Fund,
Franklin Oregon Tax-Free Income Fund, and Franklin Pennsylvania Tax-Free Income Fund (eight of the funds constituting
Franklin Tax-Free Trust, hereafter collectively referred to as the "Funds") as of February 28, 2021, the related statements of operations for the year ended February 28, 2021, the statements of changes in net assets for each of the two years in the period ended February 28, 2021, including the related notes, and the financial highlights for each of the periods indicated
therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended February 28, 2021 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
PricewaterhouseCoopers LLP
San Francisco, California
April 16, 2021
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Tax-Free Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
Under Section 852(b)(5)(A) of the Internal Revenue Code, the Funds hereby report 100% of the distributions paid from net investment income as exempt-interest dividends for the fiscal year ended February 28, 2021. A portion of the Funds' exempt-
interest dividends may be subject to the federal alternative minimum tax. By mid-February 2022, shareholders will be notified of amounts for use in preparing their 2021 income tax returns.

Franklin Tax-Free Trust
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1984 125 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 106 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 125 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-May 2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Tax-Free Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 1998
and Lead Independent
Trustee since 2019
125 Hess Corporation (exploration
of oil and gas) (1993-present),
Canadian National Railway
(railroad) (2001-present), White
Mountains Insurance Group, Ltd.
(holding company) (2004-present),
Santander Consumer USA
Holdings, Inc. (consumer finance)
(2016-present); Santander
Holdings USA. (holding company)
(2019-present); and formerly ,
RTI International Metals, Inc.
(manufacture and distribution of
titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 125 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Private investor; and formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company
(aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and
member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for
the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 125 Graham Holdings Company
(education and media organization)
(2011-present); and formerly ,
The Southern Company (energy
company) (2014-May 2020;
previously 2010-2012), Cbeyond,
Inc. (business communications
provider) (2010-2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-September 2020); Executive Vice President - Government
Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government
Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor,
University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Tax-Free Trust

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2007 136 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015), Franklin Resources, Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board and
Trustee
Since 2013 125 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 37 of the investment companies in Franklin Templeton.
Ben Barber (1969) Vice President Since July 2020 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Advisers, Inc.; Director, Municipal Bonds; officer of seven of the investment companies in Franklin Templeton;
and formerly , Co-Head of Municipal Bonds, Goldman Sachs Asset Management (1999-April 2020).
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton.
Breda M. Beckerle (1958) Chief Compliance
Officer
Since October 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Sonal Desai, Ph.D. (1963) President
and Chief
Executive Officer
– Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of
17 of the investment companies in Franklin Templeton.
Steven J. Gray (1955) Vice President
and Co-Secretary
Vice President since
2009 and Co-Secretary
since 2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 41 of the investment companies in Franklin Templeton.

Franklin Tax-Free Trust

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*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007-May 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 41 of the investment companies in Franklin Templeton; and formerly , Vice
President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Robert G. Kubilis (1973) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since December 2020 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of 39 of the investment companies in Franklin Templeton.
Robert Lim (1948) Vice President –
AML Compliance
Since 2016 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton
Investor Services, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 41 of the investment companies in Franklin Templeton.
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 41 of the investment companies in Franklin Templeton.
Lori A. Weber (1964) Vice President
and Co-Secretary
Vice President since
2011 and Co-Secretary
since 2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

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Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Interested Board Members and Officers
(continued)

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Board Approval of Investment
Management Agreements
FRANKLIN TAX-FREE TRUST
Franklin Arizona Tax-Free Income Fund
Franklin Colorado Tax-Free Income Fund
Franklin Connecticut Tax-Free Income Fund
Franklin Michigan Tax-Free Income Fund
Franklin Minnesota Tax-Free Income Fund
Franklin Ohio Tax-Free Income Fund
Franklin Oregon Tax-Free Income Fund
Franklin Pennsylvania Tax-Free Income Fund
(each a Fund)
At a meeting held on February 23, 2021 (Meeting), the
Board of Trustees (Board) of Franklin Tax-Free Trust (Trust),
including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of
1940 (Independent Trustees), reviewed and approved the
continuance of the investment management agreement
between Franklin Advisers, Inc. (Manager) and the Trust, on
behalf of each Fund (each a Management Agreement) for
an additional one-year period. The Independent Trustees
received advice from and met separately with Independent
Trustee counsel in considering whether to approve the
continuation of each Management Agreement. Although the
Management Agreements for the Funds were considered
at the same Board meeting, the Board considered the
information provided to it about the Funds together and
with respect to each Fund separately as the Board deemed
appropriate.
In considering the continuation of each Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to
the Meeting, the Independent Trustees held a telephonic
contract renewal meeting at which the Independent Trustees
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters and, in some cases,
requested additional information from the Manager relating
to the contract. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
each Management Agreement, including, but not limited to:
(i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of each Fund;
(iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are
realized as each Fund grows; and (v) whether fee levels
reflect these economies of scale for the benefit of Fund
investors.
In approving the continuance of each Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in the
best interests of the applicable Fund and its shareholders.
While attention was given to all information furnished, the
following discusses some primary factors relevant to the
Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Funds and their shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for each Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Funds to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements, which included discussion
of the changing distribution landscape for the Funds.
The Board noted management’s continuing efforts and
expenditures in establishing effective business continuity
plans and developing strategies to address areas of
heightened concern in the mutual fund industry, such as
cybersecurity in the current work-from-home environment
and liquidity risk management.

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The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Funds by the FT organization. The Board
specifically noted FT’s commitment to enhancing services
and controlling costs, as reflected in its outsourcing of
certain administrative functions, and growth opportunities,
as evidenced by its recent acquisition of the Legg Mason
companies. The Board also noted FT’s attention focused on
expanding the distribution opportunities for all funds in the
FT family of funds.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and
their shareholders.
Fund Performance
The Board reviewed and considered the performance results
of each Fund over various time periods ended November
30, 2020. The Board considered the performance returns
for each Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of each Fund’s performance results is below.
Franklin Arizona Tax-Free Income Fund, Franklin Colorado
Tax-Free Income Fund, Franklin Michigan Tax-Free Income
Fund, Franklin Ohio Tax-Free Income Fund and Franklin
Oregon Tax-Free Income Fund - The Performance Universe
for each Fund, except the Franklin Ohio Tax-Free Income
Fund, included the Fund and all retail and institutional “other states” municipal debt funds. The Performance Universe for
the Franklin Ohio Tax-Free Income Fund included the Fund
and all retail and institutional Ohio municipal debt funds.
The Board noted that the Funds’ annualized income returns
and annualized total returns for the one-, three-, five- and
10-year periods were above the medians of their respective
Performance Universes. The Board considered that the
income-oriented investment objective of each Fund is the
primary focus for the Fund’s portfolio management team
and that the evaluation of the Fund’s performance relative
to the Fund’s peers on an annualized income return basis
is consistent with investor expectations and the Fund’s
investment goals. The Board concluded that the Funds’
performance was satisfactory.
Franklin Connecticut Tax-Free Income Fund - The
Performance Universe for the Fund included the Fund and
all retail and institutional “other states” municipal debt funds.
The Board noted that the Fund’s annualized income return
for the one-, three-, five- and 10-year periods was above
the median of its Performance Universe. The Board also
noted that the Fund’s annualized total return for the one-,
three-, five-, and 10-year periods was below the median of
its Performance Universe. The Board considered that the
income-oriented investment objective of the Fund is the
primary focus for the Fund’s portfolio management team
and that the evaluation of the Fund’s performance relative
to the Fund’s peers on an annualized income return basis
is consistent with investor expectations and the Fund’s
investment goals. The Board concluded that the Fund’s
performance was satisfactory.
Franklin Minnesota Tax-Free Income Fund – The
Performance Universe for the Fund included the Fund and
all retail and institutional Minnesota municipal debt funds.
The Board noted that the Fund’s annualized income return
for the three-, five- and 10-year periods was above the
median of its Performance Universe, and for the one-year
period was equal to the median of its Performance Universe.
The Board also noted that the Fund’s annualized total return for the one-, three- and five-year periods was above the
median of its Performance Universe, but for the 10-year
period was 0.05% below the median of its Performance
Universe. The Board considered that the income-oriented
investment objective of the Fund is the primary focus for the
Fund’s portfolio management team and that the evaluation
of the Fund’s performance relative to the Fund’s peers on an annualized income return basis is consistent with investor
expectations and the Fund’s investment goals. The Board
concluded that the Fund’s performance was satisfactory.
Franklin Pennsylvania Tax-Free Income Fund – The
Performance Universe for the Fund included the Fund and
all retail and institutional Pennsylvania municipal debt funds.
The Board noted that the Fund’s annualized income return
for the one-, three-, five- and 10-year periods was above
the median of its Performance Universe. The Board also
noted that the Fund’s annualized total return for the one-,
three-, five-, and 10-year periods was below the median of
its Performance Universe. The Board considered that the
income-oriented investment objective of the Fund is the
primary focus for the Fund’s portfolio management team

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and that the evaluation of the Fund’s performance relative
to the Fund’s peers on an annualized income return basis
is consistent with investor expectations and the Fund’s
investment goals. The Board concluded that the Fund’s
performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
each Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of each Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual report, which
reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally
increase as assets decline and decrease as assets grow,
the Board believed the independent analysis conducted by
Broadridge to be an appropriate measure of comparative
fees and expenses. The Broadridge Management Rate
includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A1
shares for each Fund and for Class A shares for each other
fund in the applicable Expense Group. The Board received
a description of the methodology used by Broadridge to
select the mutual funds included in an Expense Group.
Franklin Arizona Tax-Free Income Fund, Franklin Colorado
Tax-Free Income Fund, Franklin Michigan Tax-Free Income
Fund, Franklin Oregon Tax-Free Income Fund and Franklin
Pennsylvania Tax-Free Income Fund - The Expense Group
for each Fund, except for the Franklin Pennsylvania Tax-
Free Income Fund, included the Fund and nine other “other
states” municipal debt funds. The Expense Group for the
Franklin Pennsylvania Tax-Free Income Fund included the
Fund and eleven other Pennsylvania municipal debt funds.
The Board noted that the Management Rates and actual
total expense ratios for the Funds were below the medians
of their respective Expense Groups. The Board concluded
that the Management Rates charged to the Funds are
reasonable.
Franklin Connecticut Tax-Free Income Fund - The Expense
Group for the Fund included the Fund and nine other “other
states” municipal debt funds. The Board noted that the
Management Rate for the Fund was less than one basis
point higher than the median of its Expense Group, but
its actual total expense ratio was in the second quintile
and below the median of its Expense Group. The Board
concluded that the Management Rate charged to the Fund is
reasonable.
Franklin Minnesota Tax-Free Income Fund and Franklin Ohio
Tax-Free Income Fund - The Expense Group for the Franklin
Minnesota Tax-Free Income Fund included the Fund and
seven other Minnesota municipal debt funds. The Expense
Group for the Franklin Ohio Tax-Free Income Fund included
the Fund and seven other Ohio municipal debt funds. The
Board noted that the Management Rates for these Funds
were equal to the medians of their respective Expense
Groups and the actual total expense ratios for these Funds
were below the medians of their respective Expense Groups.
The Board concluded that the Management Rates charged
to these Funds are reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2020, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board further
noted management’s representation that the profitability
analysis excluded the impact of the recent acquisition of
the Legg Mason companies and that management expects
to incorporate the legacy Legg Mason companies into the
profitability analysis beginning next year. The Board also
noted that PricewaterhouseCoopers LLP, auditor to FRI

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and certain FT funds, has been engaged by the Manager to
periodically review and assess the allocation methodologies
to be used solely by the Fund’s Board with respect to the
profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to each Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided to
the Funds, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent
and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which the
Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with a Fund’s shareholders by reducing
the Fund’s effective management fees as the Fund grows
in size. The Board considered the Manager’s view that any
analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board noted that the
Franklin Connecticut Tax-Free Income Fund does not have
an asset size that would likely enable the Fund to achieve
economies of scale and that the Franklin Pennsylvania
Tax-Free Income Fund had experienced a decrease in
assets and would not be expected to demonstrate additional
economies of scale in the near term. The Board concluded
that to the extent economies of scale may be realized by
the Manager and its affiliates, each Fund’s management fee
structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of each Management Agreement for an
additional one-year period.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of, each
Fund's financial reports every six months. In addition, you
will receive as an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a

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household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

TF3 A 04/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Tax-Free Trust
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Templeton Distributors, Inc.
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi, and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $961,128 for the fiscal year ended February 28, 2021 and $834,174 for the fiscal year ended February 29, 2020.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $0 for the fiscal year ended February 28, 2021 and $10,000 for the fiscal year ended February 29, 2020. The services for which these fees were paid included professional fees in connection with tax treatment of equipment lease transactions.

(d)      All Other Fees
There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant, other than the services reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended February 28, 2021 and $10,032 for the fiscal year ended February 29, 2020.  The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $36,800 for the fiscal year ended February 28, 2021 and $190,144 for the fiscal year ended February 29, 2020. The services for which these fees were paid included professional fees in connection with determining the feasibility of a U.S. direct lending structure, valuation services related to a fair value engagement, for the issuance of an Auditor’s Certificate for South Korean regulatory shareholders disclosures, benchmarking services in connection with the ICI TA Survey and assets under management certification.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

        (i)     pre-approval of all audit and audit related services;

        (ii)    pre-approval of all non-audit related services to be provided to the Fund by the auditors;

        (iii)   pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

        (iv)    establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $36,800 for the fiscal year ended February 28, 2021 and $210,176 for the fiscal year ended February 29, 2020.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.        N/A

Item 6. Schedule of Investments.                      N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.               N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                               N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.        N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)   Evaluation
of Disclosure Controls and Procedures
.  The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls
. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-end Management Investment Company.                      N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and
Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

section302

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN
TAX-FREE TRUST

By S\Matthew T. Hinkle _______________________
      Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date April 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\Matthew T. Hinkle _______________________
      Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date April 23, 2021

By S\Robert G. Kubilis ______________________
      Robert G. Kubilis
      Chief Financial Officer and Chief Accounting Officer
Date April 23, 2021